UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-07704
Schwab Capital Trust
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Schwab Capital Trust
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: October 31
Date of reporting period: April 30, 2015

Item 1: Report(s) to Shareholders.

Semiannual report dated April 30, 2015, enclosed.

Schwab Equity Index Funds

Schwab® S&P 500 Index Fund

Schwab 1000 Index® Fund

Schwab Small-Cap Index Fund®

Schwab Total Stock Market
Index Fund®

Schwab International
Index Fund®

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This wrapper is not part of the shareholder report.

Schwab Equity Index Funds

Semiannual Report
April 30, 2015

Schwab® S&P 500 Index Fund

Schwab 1000 Index® Fund

Schwab Small-Cap Index Fund®

Schwab Total Stock Market
Index Fund®

Schwab International
Index Fund®

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Five cost-efficient ways to tap into the power of
the stock market for long-term growth potential.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, MSCI and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Total Return for the 6 Months Ended April 30, 2015

Schwab S&P 500 Index Fund (Ticker Symbol: SWPPX)	4.33%

S&P 500® Index	4.40%
Fund Category: Morningstar Large Blend	3.99%

Performance Details	page 6

Schwab 1000 Index Fund (Ticker Symbol: SNXFX)	4.54%

Schwab 1000 Index®	4.68%
Fund Category: Morningstar Large Blend	3.99%

Performance Details	page 7

Schwab Small-Cap Index Fund (Ticker Symbol: SWSSX)	4.63%

Russell 2000® Index	4.65%
Fund Category: Morningstar Small Blend	3.71%

Performance Details	page 8

Schwab Total Stock Market Index Fund (Ticker Symbol: SWTSX)	4.66%

Dow Jones U.S. Total Stock Market Index	4.73%
Fund Category: Morningstar Large Blend	3.99%

Performance Details	page 9

Schwab International Index Fund[1] (Ticker Symbol: SWISX)	5.55%

MSCI EAFE® Index (Net)[2]	6.81%
Fund Category: Morningstar Foreign Large Blend	5.89%

Performance Details	page 10-11

Minimum Initial Investment[3]	$100

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

[1]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations. See financial note 2 for more information.
[2]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[3]	Please see the funds’ prospectus for further detail and eligibility requirements.

2 Schwab Equity Index Funds

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

At Charles Schwab Investment Management, we design our investment products to serve as part of the foundation of an investor’s portfolio. Our Schwab Equity Index Funds track the performance of stock market indices constructed by industry-leading index providers, seeking returns by modeling their portfolios accordingly.

For the six-month reporting period ended April 30, 2015, many of the funds generated returns that were closely aligned with their respective indices and reflected a positive performance by both U.S. and international equities. However, timing differences in fair valuation of holdings detracted from relative performance for the Schwab International Index Fund. In the U.S., the Federal Reserve maintained historically low short-term interest rates, helping several indices reach record highs during the reporting period. The U.S. dollar remained strong, benefitting some small-cap companies due to their smaller percentage of sales revenue from overseas operations.

Internationally, many developed stock markets rallied in the second half of the reporting period. Geopolitical tensions in Russia subsided and Greece reached a point of relative stability, both of which helped the performance of international equities. Several central banks, including the European Central Bank and the Bank of Japan, increased measures aimed at stimulating economic growth and combatting deflation. These accommodative policies appeared to be helping in several regions, while also supporting the strength of the U.S. dollar. When the U.S. dollar rises against foreign currencies, returns on

 Asset Class Performance Comparison % returns during the six months ended 4/30/2015

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

4.40%	S&P 500® Index: measures U.S. large-cap stocks

4.65%	Russell 2000® Index: measures U.S. small-cap stocks

6.81%	MSCI EAFE® Index (Net): measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

2.06%	Barclays U.S. Aggregate Bond Index: measures the U.S. bond market

0.01%	Barclays U.S. Treasury Bills 1-3 Months Index: measures short-term U.S. Treasury obligations

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Past performance is not an indication of future results.

For index definitions, please see the Glossary.

Data source: Index provider websites and CSIM.

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Schwab Equity Index Funds 3

From the President continued

For the six-month reporting period ended April 30, 2015, many of the funds generated returns that were closely aligned with their respective indices and reflected a positive performance by both U.S. and international equities.

overseas investments will generally be reduced in U.S. dollar terms. However, as international markets performed particularly well this reporting period, returns on many of these investments were positive even when translated into U.S. dollars. Reflecting these conditions, the MSCI EAFE Index, which broadly represents the performance of international stocks, returned 6.8%1, and the S&P 500 Index, which broadly represents the performance of U.S. large-cap equities, returned 4.4%.

For more information about the performance, holdings, and portfolio characteristics of the Schwab Equity Index Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our new website at www.csimfunds.com, which provides improved functionality, enhanced design, and access to industry insights. We are also happy to hear from you at 1-800-435-4000.

Sincerely,

For full definitions of the referenced indices, please see the Glossary

1 The total return cited is calculated net of foreign withholding taxes.

4 Schwab Equity Index Funds

Fund Management

Agnes Hong, CFA, Vice President and Head of Passive Equities, leads the portfolio management teams of Schwab’s index mutual funds and equity ETFs. She also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2009, Ms. Hong spent five years as a portfolio manager at Barclays Global Investors (subsequently acquired by BlackRock), where she managed institutional index funds and quantitative active funds. Prior to that, Ms. Hong worked in management consulting and product management, servicing global financial services clients.

Ferian Juwono, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent over three years as a portfolio manager, managing equity index funds for institutional clients, and nearly two years as a senior business analyst. Prior to that, Mr. Juwono worked for over four years as a senior financial analyst with Union Bank of California.

David Rios, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab S&P 500 Index Fund, Schwab 1000 Fund, and Schwab Small-Cap Index Fund. He joined CSIM in 2008 and became a Portfolio Manager in September 2014. Prior to this role, Mr. Rios served as an Associate Portfolio Manager on the Schwab Equity Index Strategies team for four years. His first role with CSIM was as a trade operation specialist. He also previously worked as a senior fund accountant at Investors Bank & Trust (subsequently acquired by State Street Corporation).

Schwab Equity Index Funds 5

Schwab S&P 500 Index Fund

Performance and Fund Facts as of 04/30/15

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab S&P 500 Index Fund (5/19/97)	4.33%	12.87%	14.23%	8.28%
S&P 500® Index	4.40%	12.98%	14.33%	8.32%
Fund Category: Morningstar Large Blend	3.99%	10.83%	12.82%	7.66%

Fund Expense Ratio4: 0.09%

 Statistics

Number of Holdings	505
Weighted Average Market Cap (millions)	$136,236
Price/Earnings Ratio (P/E)	21.2
Price/Book Ratio (P/B)	2.8
Portfolio Turnover Rate[5]	1%

 Sector Weightings % of Investments

Information Technology	19.8%
Financials	16.0%
Health Care	14.5%
Consumer Discretionary	12.4%
Industrials	10.2%
Consumer Staples	9.4%
Energy	8.4%
Materials	3.2%
Utilities	3.0%
Telecommunication Services	2.3%
Other	0.8%
Total	100.0%

 Top Equity Holdings % of Net Assets6

Apple, Inc.	3.9%
Microsoft Corp.	2.1%
Exxon Mobil Corp.	2.0%
Johnson & Johnson	1.5%
General Electric Co.	1.5%
Wells Fargo & Co.	1.4%
Berkshire Hathaway, Inc., Class B	1.4%
JPMorgan Chase & Co.	1.3%
The Procter & Gamble Co.	1.2%
Verizon Communications, Inc.	1.1%
Total	17.4%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Index ownership – Standard & Poor’s® S&P®, S&P 500®, Standard & Poor’s 500® and 500® are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Schwab S&P 500 Index Fund. The Schwab S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On September 9, 2009, the Investor Share class, Select Share class and e.Shares class were combined into a single class of shares of the fund. The performance history of the fund prior to September 9, 2009 is that of the fund’s former Select Shares. On September 9, 2009, the Schwab Institutional Select S&P 500 Fund merged into the fund.
[4]	As stated in the prospectus. Reflects the total annual operating expenses without contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	This list is not a recommendation of any security by the investment adviser.

6 Schwab Equity Index Funds

Schwab 1000 Index Fund

Performance and Fund Facts as of 04/30/15

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab 1000 Index Fund (4/2/91)	4.54%	12.63%	14.06%	8.38%
Schwab 1000 Index®	4.68%	12.94%	14.37%	8.70%
S&P 500® Index	4.40%	12.98%	14.33%	8.32%
Fund Category: Morningstar Large Blend	3.99%	10.83%	12.82%	7.66%

Fund Expense Ratios4: Net 0.29%; Gross 0.33%

 Statistics

Number of Holdings	987
Weighted Average Market Cap (millions)	$120,240
Price/Earnings Ratio (P/E)	22.1
Price/Book Ratio (P/B)	2.8
Portfolio Turnover Rate[5]	3%

 Sector Weightings % of Investments

Information Technology	19.4%
Financials	16.8%
Health Care	14.2%
Consumer Discretionary	13.0%
Industrials	10.6%
Consumer Staples	8.7%
Energy	7.9%
Materials	3.4%
Utilities	3.1%
Telecommunication Services	2.2%
Other	0.7%
Total	100.0%

 Top Equity Holdings % of Net Assets6

Apple, Inc.	3.4%
Microsoft Corp.	1.9%
Exxon Mobil Corp.	1.7%
Johnson & Johnson	1.3%
General Electric Co.	1.3%
Wells Fargo & Co.	1.2%
Berkshire Hathaway, Inc., Class B	1.2%
JPMorgan Chase & Co.	1.1%
The Procter & Gamble Co.	1.0%
Chevron Corp.	1.0%
Total	15.1%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On September 18, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to September 18, 2009 is that of the fund’s former Investor Shares.
[4]	As stated in the prospectus. The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the fund through its investment in business development companies (“BDCs”). The fund’s benchmark index no longer includes BDCs. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds 7

Schwab Small-Cap Index Fund

Performance and Fund Facts as of 04/30/15

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Small-Cap Index Fund (5/19/97)	4.63%	9.74%	12.94%	9.94%
Russell 2000® Index	4.65%	9.71%	12.73%	9.18%
Small-Cap Spliced Index	4.65%	9.71%	12.94%	10.01%
Fund Category: Morningstar Small Blend	3.71%	6.86%	12.17%	8.69%

Fund Expense Ratios4: Net 0.17%; Gross 0.21%

 Statistics

Number of Holdings	2,000
Weighted Average Market Cap (millions)	$2,007
Price/Earnings Ratio (P/E)	52.5
Price/Book Ratio (P/B)	2.2
Portfolio Turnover Rate[5]	5%

 Sector Weightings % of Investments

Financials	22.7%
Information Technology	17.1%
Health Care	14.6%
Consumer Discretionary	13.1%
Industrials	12.8%
Materials	4.2%
Energy	3.7%
Utilities	3.4%
Consumer Staples	2.9%
Telecommunication Services	0.7%
Other	4.8%
Total	100.0%

 Top Equity Holdings % of Net Assets6

Qorvo, Inc.	0.5%
Isis Pharmaceuticals, Inc.	0.4%
JetBlue Airways Corp.	0.3%
DexCom, Inc.	0.3%
Office Depot, Inc.	0.3%
Graphic Packaging Holding Co.	0.3%
The Ultimate Software Group, Inc.	0.3%
Brunswick Corp.	0.3%
Puma Biotechnology, Inc.	0.2%
Cypress Semiconductor Corp.	0.2%
Total	3.1%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Index ownership – “Russell 2000®” is a registered mark of the Frank Russell Company (“Russell”) and has been licensed for use by the Schwab Small-Cap Index Fund. The Schwab Small-Cap Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Small-company stocks are subject to greater volatility than many other asset classes.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On August 21, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to August 21, 2009 is that of the fund’s former Select Shares.
[4]	As stated in the prospectus. The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the fund through its investment in business development companies (“BDCs”). The fund’s benchmark index no longer includes BDCs. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	This list is not a recommendation of any security by the investment adviser.

8 Schwab Equity Index Funds

Schwab Total Stock Market Index Fund

Performance and Fund Facts as of 04/30/15

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Total Stock Market Index Fund (6/1/99)	4.66%	12.58%	14.35%	8.82%
Dow Jones U.S. Total Stock Market Index	4.73%	12.67%	14.37%	8.82%
Fund Category: Morningstar Large Blend	3.99%	10.83%	12.82%	7.66%

Fund Expense Ratios4: Net 0.09%; Gross 0.10%

 Statistics

Number of Holdings	2,498
Weighted Average Market Cap (millions)	$110,769
Price/Earnings Ratio (P/E)	23.2
Price/Book Ratio (P/B)	2.7
Portfolio Turnover Rate[5]	0%

 Sector Weightings % of Investments

Information Technology	18.9%
Financials	17.3%
Health Care	14.0%
Consumer Discretionary	13.0%
Industrials	10.9%
Consumer Staples	8.1%
Energy	7.7%
Materials	3.5%
Utilities	3.0%
Telecommunication Services	2.1%
Other	1.5%
Total	100.0%

 Top Equity Holdings % of Net Assets6

Apple, Inc.	3.2%
Microsoft Corp.	1.7%
Exxon Mobil Corp.	1.6%
Johnson & Johnson	1.2%
General Electric Co.	1.2%
Wells Fargo & Co.	1.1%
Berkshire Hathaway, Inc., Class B	1.1%
JPMorgan Chase & Co.	1.0%
The Procter & Gamble Co.	0.9%
Verizon Communications, Inc.	0.9%
Total	13.9%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Index ownership – “Dow Jones” and “The Dow Jones U.S. Total Stock Market Index” are service marks of Dow Jones & Company, Inc. and have been licensed for certain purposes by CSIM. The Schwab Total Stock Market Index Fund, based on The Dow Jones U.S. Total Stock Market Index, is not sponsored, endorsed, sold or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of investing in such a product.

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On September 18, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to September 18, 2009 is that of the fund’s former Select Shares.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized. Less than 0.5%.
[6]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds 9

Schwab International Index Fund

Performance and Fund Facts as of 04/30/15

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab International Index Fund (5/19/97)	5.55%	0.87%	7.46%	5.60%
MSCI EAFE® Index (Net)[4]	6.81%	1.66%	7.40%	5.62%
International Spliced Index	6.81%	1.66%	7.51%	5.87%
Fund Category: Morningstar Foreign Large Blend	5.89%	2.25%	6.79%	5.64%

Fund Expense Ratios5: Net 0.19%; Gross 0.23%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

Index ownership — “MSCI EAFE” is a registered mark of MSCI and has been licensed for use by the Schwab International Index Fund. The Schwab International Index Fund is not sponsored, endorsed, sold or promoted by MSCI and MSCI bears no liability with respect to the fund. The Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the fund.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On August 21, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to August 21, 2009 is that of the fund’s former Select Shares.
[4]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

10 Schwab Equity Index Funds

 Schwab International Index Fund

Performance and Fund Facts as of 04/30/15 continued

 Statistics

Number of Holdings	924
Weighted Average Market Cap (millions)	$64,452
Price/Earnings Ratio (P/E)	20.0
Price/Book Ratio (P/B)	1.7
Portfolio Turnover Rate[1]	7%

 Sector Weightings % of Investments

Financials	25.6%
Consumer Discretionary	12.7%
Industrials	12.4%
Health Care	11.0%
Consumer Staples	10.8%
Materials	7.3%
Energy	5.5%
Telecommunication Services	4.7%
Information Technology	4.7%
Utilities	3.5%
Other	1.8%
Total	100.0%

 Top Equity Holdings % of Net Assets2

Nestle S.A. – Reg’d	1.8%
Novartis AG – Reg’d	1.7%
Roche Holding AG	1.5%
HSBC Holdings plc	1.4%
Toyota Motor Corp.	1.4%
BP plc	1.0%
Royal Dutch Shell plc, A Shares	0.9%
Sanofi	0.9%
Bayer AG – Reg’d	0.9%
Total S.A.	0.8%
Total	12.3%

 Country Weightings % of Investments

Japan	21.8%
United Kingdom	19.9%
France	9.7%
Switzerland	9.0%
Germany	8.9%
Australia	7.0%
Spain	3.5%
Hong Kong	3.2%
Sweden	3.0%
Netherlands	2.7%
Other Countries	11.3%
Total	100.0%

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds 11

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2014 and held through April 30, 2015.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 11/1/14	at 4/30/15	11/1/14–4/30/15

Schwab S&P 500 Index Fund
Actual Return	0.09%	$1,000.00	$1,043.30	$0.46
Hypothetical 5% Return	0.09%	$1,000.00	$1,024.35	$0.45

Schwab 1000 Index Fund
Actual Return	0.29%	$1,000.00	$1,045.40	$1.47
Hypothetical 5% Return	0.29%	$1,000.00	$1,023.36	$1.45

Schwab Small-Cap Index Fund
Actual Return	0.17%	$1,000.00	$1,046.30	$0.86
Hypothetical 5% Return	0.17%	$1,000.00	$1,023.96	$0.85

Schwab Total Stock Market Index Fund
Actual Return	0.09%	$1,000.00	$1,046.60	$0.46
Hypothetical 5% Return	0.09%	$1,000.00	$1,024.35	$0.45

Schwab International Index Fund
Actual Return	0.19%	$1,000.00	$1,055.50	$0.97
Hypothetical 5% Return	0.19%	$1,000.00	$1,023.86	$0.95

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.

12 Schwab Equity Index Funds

Schwab S&P 500 Index Fund

Financial Statements

Financial Highlights

	11/1/14–		11/1/13–	11/1/12–	11/1/11–	11/1/10–	11/1/09–
	4/30/15*		10/31/14	10/31/13	10/31/12	10/31/11	10/31/10

Per-Share Data ($)

Net asset value at beginning of period	31.99		27.78	22.35	19.82	18.70	16.28

Income (loss) from investment operations:
Net investment income (loss)	0.35	[1]	0.56	0.52	0.44	0.39	0.35
Net realized and unrealized gains (losses)	1.00		4.13	5.40	2.49	1.09	2.31

Total from investment operations	1.35		4.69	5.92	2.93	1.48	2.66
Less distributions:
Distributions from net investment income	(0.58)		(0.48)	(0.49)	(0.40)	(0.36)	(0.24)

Net asset value at end of period	32.76		31.99	27.78	22.35	19.82	18.70

Total return (%)	4.33	[2]	17.16	27.06	15.09	7.97	16.50

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.09	[3]	0.09	0.09	0.09	0.09	0.09
Gross operating expenses	0.09	[3]	0.09	0.09	0.10	0.10	0.10
Net investment income (loss)	2.17	[3]	1.89	2.10	2.09	1.96	1.97
Portfolio turnover rate	1	[2]	2	1	2	3	2
Net assets, end of period ($ x 1,000,000)	21,729		20,473	17,121	12,687	10,909	10,007

* Unaudited.

1 Calculated based on the average shares outstanding during the period.
2 Not annualized.
3 Annualized.

See financial notes 13

 Schwab S&P 500 Index Fund

Condensed Portfolio Holdings as of April 30, 2015 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSRS, is also available on the SEC’s website at www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund’s website at www.csimfunds.com/schwabfunds_prospectus.

		Cost	Value
Holdings by Category		($)	($)

99.2%	Common Stock	12,186,042,788	21,550,464,571
0.2%	Other Investment Company	39,573,711	39,573,711
0.6%	Short-Term Investments	134,735,564	134,735,564

100.0%	Total Investments	12,360,352,063	21,724,773,846
0.0%	Other Assets and Liabilities, Net		4,694,090

100.0%	Net Assets		21,729,467,936

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.2% of net assets

Automobiles & Components 1.1%
Other Securities		1.1	233,166,325

Banks 5.8%
Bank of America Corp.	12,290,811	0.9	195,792,619
Citigroup, Inc.	3,543,947	0.9	188,963,254
JPMorgan Chase & Co.	4,351,131	1.2	275,252,547
Wells Fargo & Co.	5,472,309	1.4	301,524,226
Other Securities		1.4	307,312,946

		5.8	1,268,845,592

Capital Goods 7.4%
3M Co.	742,219	0.5	116,075,629
General Electric Co.	11,744,652	1.5	318,045,176
The Boeing Co.	765,654	0.5	109,748,844
United Technologies Corp.	959,835	0.5	109,181,231
Other Securities		4.4	951,859,340

		7.4	1,604,910,220

Commercial & Professional Supplies 0.6%
Other Securities		0.6	135,373,351

Consumer Durables & Apparel 1.4%
Other Securities		1.4	300,029,432

Consumer Services 1.7%
McDonald’s Corp.	1,124,038	0.5	108,525,869
Other Securities		1.2	267,177,905

		1.7	375,703,774

Diversified Financials 5.1%
Berkshire Hathaway, Inc., Class B *	2,126,930	1.4	300,343,785
The Charles Schwab Corp. (a)	1,338,581	0.2	40,826,721
Other Securities		3.5	756,373,635

		5.1	1,097,544,141

Energy 8.4%
Chevron Corp.	2,192,834	1.1	243,536,144
Exxon Mobil Corp.	4,885,541	2.0	426,849,717
Schlumberger Ltd.	1,475,715	0.6	139,617,396
Other Securities		4.7	1,021,163,321

		8.4	1,831,166,578

Food & Staples Retailing 2.4%
CVS Health Corp.	1,308,451	0.6	129,916,100
Wal-Mart Stores, Inc.	1,845,802	0.7	144,064,846
Other Securities		1.1	243,953,643

		2.4	517,934,589

Food, Beverage & Tobacco 5.2%
Altria Group, Inc.	2,296,091	0.5	114,919,355
PepsiCo, Inc.	1,731,963	0.8	164,744,321
Philip Morris International, Inc.	1,807,546	0.7	150,875,865
The Coca-Cola Co.	4,587,756	0.8	186,079,383
Other Securities		2.4	513,335,111

		5.2	1,129,954,035

Health Care Equipment & Services 4.9%
Medtronic plc	1,656,176	0.6	123,302,303
UnitedHealth Group, Inc.	1,116,110	0.6	124,334,654
Other Securities		3.7	816,943,438

		4.9	1,064,580,395

Household & Personal Products 1.9%
The Procter & Gamble Co.	3,156,090	1.2	250,940,716
Other Securities		0.7	151,006,833

		1.9	401,947,549

Insurance 2.6%
Other Securities		2.6	569,314,249

Materials 3.2%
Other Securities		3.2	695,041,736

Media 3.5%
Comcast Corp., Class A	2,971,164	0.8	171,614,433
The Walt Disney Co.	1,825,783	0.9	198,499,128
Other Securities		1.8	399,288,585

		3.5	769,402,146

14 See financial notes

 Schwab S&P 500 Index Fund

Condensed Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Pharmaceuticals, Biotechnology & Life Sciences 9.6%
AbbVie, Inc.	1,862,186	0.6	120,408,947
Actavis plc *	456,868	0.6	129,229,682
Amgen, Inc.	888,459	0.6	140,296,561
Bristol-Myers Squibb Co.	1,947,464	0.6	124,111,881
Gilead Sciences, Inc. *	1,739,450	0.8	174,832,119
Johnson & Johnson	3,246,525	1.5	322,055,280
Merck & Co., Inc.	3,313,614	0.9	197,358,850
Pfizer, Inc.	7,155,933	1.1	242,800,807
Other Securities		2.9	631,352,741

		9.6	2,082,446,868

Real Estate 2.5%
Other Securities		2.5	540,340,873

Retailing 4.6%
Amazon.com, Inc. *	444,580	0.9	187,514,952
The Home Depot, Inc.	1,544,550	0.7	165,235,959
Other Securities		3.0	655,400,940

		4.6	1,008,151,851

Semiconductors & Semiconductor Equipment 2.4%
Intel Corp.	5,530,205	0.8	180,008,173
Other Securities		1.6	332,138,067

		2.4	512,146,240

Software & Services 10.5%
Facebook, Inc., Class A *	2,449,800	0.9	192,970,746
Google, Inc., Class A *	333,312	0.8	182,911,626
Google, Inc., Class C *	335,075	0.8	180,049,342
International Business Machines Corp.	1,073,290	0.8	183,843,844
MasterCard, Inc., Class A	1,143,390	0.5	103,145,212
Microsoft Corp.	9,574,431	2.1	465,700,324
Oracle Corp.	3,743,586	0.8	163,295,221
Visa, Inc., Class A	2,255,600	0.7	148,982,380
Other Securities		3.1	671,079,147

		10.5	2,291,977,842

Technology Hardware & Equipment 6.9%
Apple, Inc.	6,797,315	3.9	850,683,972
Cisco Systems, Inc.	5,964,728	0.8	171,963,108
QUALCOMM, Inc.	1,919,765	0.6	130,544,020
Other Securities		1.6	340,140,324

		6.9	1,493,331,424

Telecommunication Services 2.3%
AT&T, Inc.	6,069,536	1.0	210,248,727
Verizon Communications, Inc.	4,851,978	1.1	244,733,770
Other Securities		0.2	49,232,537

		2.3	504,215,034

Transportation 2.2%
Union Pacific Corp.	1,031,250	0.5	109,549,687
Other Securities		1.7	366,477,496

		2.2	476,027,183

Utilities 3.0%
Other Securities		3.0	646,913,144

Total Common Stock
(Cost $12,186,042,788)			21,550,464,571

Other Investment Company 0.2% of net assets

Securities Lending Collateral 0.2%
Other Securities		0.2	39,573,711

Total Other Investment Company
(Cost $39,573,711)			39,573,711

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investments 0.6% of net assets

Time Deposits 0.6%
JPMorgan Chase Bank
0.03%, 05/01/15	106,863,357	0.5	106,863,357
Other Securities		0.1	27,872,207

		0.6
Total Short-Term Investments
(Cost $134,735,564)			134,735,564

End of Investments.

At 04/30/15, tax basis cost of the fund’s investments was $12,401,488,360 and the unrealized appreciation and depreciation were $9,776,773,374 and ($453,487,888), respectively, with a net unrealized appreciation of $9,323,285,486.

For the following notes, please refer to the complete schedule of portfolio holdings.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $39,607,948.
(c)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 04/30/15:

		Contract	Unrealized
	Number of	Value	Appreciation
	Contracts	($)	($)

Futures Contracts

S&P 500 Index, e-mini, Long, expires 06/19/15	1,500	155,917,500	15,211

See financial notes 15

 Schwab S&P 500 Index Fund

Condensed Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2015 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$21,550,464,571	$—	$—	$21,550,464,571
Other Investment Company[1]	39,573,711	—	—	39,573,711
Short-Term Investments[1]	—	134,735,564	—	134,735,564

Total	$21,590,038,282	$134,735,564	$—	$21,724,773,846

Other Financial Instruments
Futures Contracts[2]	$15,211	$—	$—	$15,211

[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of condensed portfolio holdings and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2015.

16 See financial notes

 Schwab S&P 500 Index Fund

Statement of
Assets and Liabilities
As of April 30, 2015; unaudited

Assets

Investments in affiliated issuers, at value (cost $18,579,130)		$40,826,721
Investments in unaffiliated issuers, at value (cost $12,302,199,222) including securities on loan of $39,607,948		21,644,373,414
Collateral invested for securities on loan, at value (cost $39,573,711)	+	39,573,711

Total investments, at value (cost $12,360,352,063)		21,724,773,846
Deposit with broker for futures contracts		11,960,000
Receivables:
Fund shares sold		34,757,043
Dividends		19,774,564
Income from securities on loan		105,234
Prepaid expenses	+	89,811

Total assets		21,791,460,498

Liabilities

Collateral held for securities on loan		39,573,711
Payables:
Investment adviser and administrator fees		253,377
Shareholder service fees		91,692
Fund shares redeemed		20,538,242
Variation margin on futures contracts		1,507,500
Accrued expenses	+	28,040

Total liabilities		61,992,562

Net Assets

Total assets		21,791,460,498
Total liabilities	−	61,992,562

Net assets		$21,729,467,936

Net Assets by Source
Capital received from investors		12,212,966,755
Net investment income not yet distributed		147,775,180
Net realized capital gains		4,289,007
Net unrealized capital appreciation		9,364,436,994

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$21,729,467,936		663,269,592		$32.76

See financial notes 17

 Schwab S&P 500 Index Fund

Statement of
Operations
For the period November 1, 2014 through April 30, 2015; unaudited

Investment Income

Dividends received from affiliated issuer		$156,310
Dividends received from unaffiliated issuers (net of foreign withholding taxes of $12,662)		236,784,820
Interest		50,331
Securities on loan	+	478,266

Total investment income		237,469,727

Expenses

Investment adviser and administrator fees		6,298,295
Shareholder service fees		1,999,701
Portfolio accounting fees		220,167
Transfer agent fees		199,993
Shareholder reports		175,444
Custodian fees		173,724
Registration fees		94,458
Professional fees		49,980
Independent trustees’ fees		49,851
Index fee		37,952
Other expenses	+	226,102

Total expenses		9,525,667
Expense reduction by CSIM and its affiliates	−	199,993

Net expenses	−	9,325,674

Net investment income		228,144,053

Realized and Unrealized Gains (Losses)

Net realized gains on unaffiliated investments		208,126,303
Net realized gains on futures contracts	+	32,741,239

Net realized gains		240,867,542
Net change in unrealized appreciation (depreciation) on affiliated issuer		2,393,804
Net change in unrealized appreciation (depreciation) on unaffiliated investments		432,374,458
Net change in unrealized appreciation (depreciation) on futures contracts	+	(12,351,264)

Net change in unrealized appreciation (depreciation)	+	422,416,998

Net realized and unrealized gains		663,284,540

Increase in net assets resulting from operations		$891,428,593

18 See financial notes

 Schwab S&P 500 Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/14-4/30/15			11/1/13-10/31/14
Net investment income		$228,144,053	$356,205,063
Net realized gains		240,867,542	93,310,110
Net change in unrealized appreciation (depreciation)	+	422,416,998	2,525,286,191

Increase in net assets from operations		891,428,593	2,974,801,364

Distributions to Shareholders

Distributions from net investment income		($369,772,138)	($297,103,536)

Transactions in Fund Shares

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		81,785,253	$2,646,990,069	139,516,160	$4,137,951,788
Shares reinvested		10,513,082	323,697,798	9,293,269	257,330,630
Shares redeemed	+	(69,103,912)	(2,236,165,746)	(125,148,250)	(3,720,729,510)

Net transactions in fund shares		23,194,423	$734,522,121	23,661,179	$674,552,908

Shares Outstanding and Net Assets

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		640,075,169	$20,473,289,360	616,413,990	$17,121,038,624
Total increase	+	23,194,423	1,256,178,576	23,661,179	3,352,250,736

End of period		663,269,592	$21,729,467,936	640,075,169	$20,473,289,360

Net investment income not yet distributed			$147,775,180		$289,403,265

See financial notes 19

Schwab 1000 Index Fund

Financial Statements

Financial Highlights

	11/1/14–		11/1/13–	11/1/12–	11/1/11–	11/1/10–	11/1/09–
	4/30/15*		10/31/14	10/31/13	10/31/12	10/31/11	10/31/10

Per-Share Data ($)

Net asset value at beginning of period	53.63		48.31	40.23	37.44	35.79	31.00

Income (loss) from investment operations:
Net investment income (loss)[1]	0.50		0.83	0.81	0.71	0.62	0.57
Net realized and unrealized gains (losses)	1.78		6.74	9.74	4.32	2.07	4.80

Total from investment operations	2.28		7.57	10.55	5.03	2.69	5.37
Less distributions:
Distributions from net investment income	(0.86)		(0.75)	(0.81)	(0.72)	(0.57)	(0.58)
Distributions from net realized gains	(1.44)		(1.50)	(1.66)	(1.52)	(0.47)	—

Total distributions	(2.30)		(2.25)	(2.47)	(2.24)	(1.04)	(0.58)

Net asset value at end of period	53.61		53.63	48.31	40.23	37.44	35.79

Total return (%)	4.54	[2]	16.36	27.85	14.38	7.60	17.51

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.29	[3]	0.29	0.29	0.29	0.29	0.29
Gross operating expenses	0.33	[3]	0.33	0.34	0.34	0.34	0.35
Net investment income (loss)	1.90	[3]	1.64	1.87	1.85	1.64	1.71
Portfolio turnover rate	3	[2]	4	4	4	5	5
Net assets, end of period ($ x 1,000,000)	6,663		6,586	5,887	4,848	4,552	4,575

* Unaudited.

1 Calculated based on the average shares outstanding during the period.
2 Not annualized.
3 Annualized.

20 See financial notes

 Schwab 1000 Index Fund

Condensed Portfolio Holdings as of April 30, 2015 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSRS, is also available on the SEC’s website at www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund’s website at www.csimfunds.com/schwabfunds_prospectus.

		Cost	Value
Holdings by Category		($)	($)

99.4%	Common Stock	2,041,401,826	6,620,644,462
0.7%	Other Investment Companies	46,910,908	46,910,908

100.1%	Total Investments	2,088,312,734	6,667,555,370
(0.1%)	Other Assets and Liabilities, Net		(4,356,626)

100.0%	Net Assets		6,663,198,744

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.4% of net assets

Automobiles & Components 1.2%
Other Securities		1.2	83,001,905

Banks 5.5%
Bank of America Corp.	3,277,241	0.8	52,206,449
Citigroup, Inc.	945,456	0.8	50,411,714
JPMorgan Chase & Co.	1,166,978	1.1	73,823,028
Wells Fargo & Co.	1,474,296	1.2	81,233,710
Other Securities		1.6	108,134,164

		5.5	365,809,065

Capital Goods 7.5%
3M Co.	199,954	0.5	31,270,806
General Electric Co.	3,138,202	1.3	84,982,510
The Boeing Co.	205,289	0.4	29,426,125
United Technologies Corp.	258,203	0.4	29,370,591
Other Securities		4.9	326,491,735

		7.5	501,541,767

Commercial & Professional Supplies 0.8%
Other Securities		0.8	53,281,038

Consumer Durables & Apparel 1.5%
Other Securities		1.5	98,018,550

Consumer Services 2.1%
McDonald’s Corp.	304,436	0.5	29,393,296
Other Securities		1.6	107,168,500

		2.1	136,561,796

Diversified Financials 4.8%
Berkshire Hathaway, Inc., Class B *	570,212	1.2	80,519,637
The Charles Schwab Corp. (a)	356,265	0.1	10,866,082
Other Securities		3.5	230,979,348

		4.8	322,365,067

Energy 7.9%
Chevron Corp.	588,837	1.0	65,396,237
Exxon Mobil Corp.	1,321,963	1.7	115,499,907
Schlumberger Ltd.	397,547	0.6	37,611,922
Other Securities		4.6	308,225,366

		7.9	526,733,432

Food & Staples Retailing 2.2%
CVS Health Corp.	353,611	0.5	35,110,036
Wal-Mart Stores, Inc.	494,027	0.6	38,558,808
Other Securities		1.1	70,517,121

		2.2	144,185,965

Food, Beverage & Tobacco 4.8%
Altria Group, Inc.	617,605	0.5	30,911,130
PepsiCo, Inc.	468,285	0.7	44,543,269
Philip Morris International, Inc.	484,265	0.6	40,421,600
The Coca-Cola Co.	1,232,948	0.7	50,008,371
Other Securities		2.3	153,327,619

		4.8	319,211,989

Health Care Equipment & Services 4.9%
Medtronic plc	444,022	0.5	33,057,438
UnitedHealth Group, Inc.	300,492	0.5	33,474,809
Other Securities		3.9	261,789,519

		4.9	328,321,766

Household & Personal Products 1.7%
The Procter & Gamble Co.	842,819	1.0	67,012,539
Other Securities		0.7	49,239,054

		1.7	116,251,593

Insurance 2.9%
Other Securities		2.9	194,861,434

Materials 3.4%
Other Securities		3.4	228,724,332

Media 3.7%
Comcast Corp., Class A	795,623	0.7	45,955,184
The Walt Disney Co.	487,560	0.8	53,007,523
Other Securities		2.2	145,956,207

		3.7	244,918,914

See financial notes 21

 Schwab 1000 Index Fund

Condensed Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Pharmaceuticals, Biotechnology & Life Sciences 9.3%
AbbVie, Inc.	497,546	0.5	32,171,324
Actavis plc *	122,677	0.5	34,700,416
Amgen, Inc.	238,802	0.6	37,709,224
Bristol-Myers Squibb Co.	519,939	0.5	33,135,713
Gilead Sciences, Inc. *	472,544	0.7	47,495,397
Johnson & Johnson	872,887	1.3	86,590,390
Merck & Co., Inc.	891,318	0.8	53,086,900
Pfizer, Inc.	1,925,151	1.0	65,320,373
Other Securities		3.4	227,906,734

		9.3	618,116,471

Real Estate 3.6%
Other Securities		3.6	238,209,173

Retailing 4.6%
Amazon.com, Inc. *	118,641	0.7	50,040,401
The Home Depot, Inc.	412,235	0.7	44,100,900
Other Securities		3.2	212,710,083

		4.6	306,851,384

Semiconductors & Semiconductor Equipment 2.3%
Intel Corp.	1,483,180	0.7	48,277,509
Other Securities		1.6	106,208,233

		2.3	154,485,742

Software & Services 10.6%
Facebook, Inc., Class A *	654,300	0.8	51,539,211
Google, Inc., Class A *	89,988	0.7	49,382,715
Google, Inc., Class C *	89,333	0.7	48,001,951
International Business Machines Corp.	287,840	0.7	49,304,114
MasterCard, Inc., Class A	306,910	0.4	27,686,351
Microsoft Corp.	2,576,838	1.9	125,337,400
Oracle Corp.	1,003,410	0.7	43,768,744
Visa, Inc., Class A	611,200	0.6	40,369,760
Other Securities		4.1	272,057,529

		10.6	707,447,775

Technology Hardware & Equipment 6.5%
Apple, Inc.	1,826,074	3.4	228,533,161
Cisco Systems, Inc.	1,599,015	0.7	46,099,602
QUALCOMM, Inc.	519,678	0.6	35,338,104
Other Securities		1.8	119,928,102

		6.5	429,898,969

Telecommunication Services 2.2%
AT&T, Inc.	1,611,077	0.8	55,807,707
Verizon Communications, Inc.	1,294,657	1.0	65,302,499
Other Securities		0.4	23,055,743

		2.2	144,165,949

Transportation 2.3%
Union Pacific Corp.	278,124	0.4	29,545,113
Other Securities		1.9	124,350,452

		2.3	153,895,565

Utilities 3.1%
Other Securities		3.1	203,784,821

Total Common Stock
(Cost $2,041,401,826)			6,620,644,462

Other Investment Companies 0.7% of net assets

Money Market Fund 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	33,926,151	0.5	33,926,151

Securities Lending Collateral 0.2%
Other Securities		0.2	12,984,757

Total Other Investment Companies
(Cost $46,910,908)			46,910,908

End of Investments.

At 04/30/15, tax basis cost of the fund’s investments was $2,066,564,260 and the unrealized appreciation and depreciation were $4,637,291,154 and ($36,300,044), respectively, with a net unrealized appreciation of $4,600,991,110.

For the following notes, please refer to the complete schedule of portfolio holdings.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $13,179,040. Non-cash collateral pledged to the fund for securities on loan amounted to $374,874.
(c)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 04/30/15:

		Contract	Unrealized
	Number of	Value	Appreciation
	Contracts	($)	($)

Futures Contracts

S&P 500 Index, e-mini, Long, expires 06/19/15	335	34,821,575	243,920

22 See financial notes

 Schwab 1000 Index Fund

Condensed Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2015 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$6,620,644,462	$—	$—	$6,620,644,462
Other Investment Companies[1]	46,910,908	—	—	46,910,908

Total	$6,667,555,370	$—	$—	$6,667,555,370

Other Financial Instruments
Futures Contracts[2]	$243,920	$—	$—	$243,920

[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of condensed portfolio holdings and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2015.

See financial notes 23

 Schwab 1000 Index Fund

Statement of
Assets and Liabilities
As of April 30, 2015; unaudited

Assets

Investments in affiliated issuers, at value (cost $1,668,660)		$10,866,082
Investments in unaffiliated issuers, at value (cost $2,073,659,317) including securities on loan of $13,179,040		6,643,704,531
Collateral invested for securities on loan, at value (cost $12,984,757)	+	12,984,757

Total investments, at value (cost $2,088,312,734)		6,667,555,370
Cash		87
Deposit with broker for futures contracts		2,001,000
Receivables:
Dividends		5,659,246
Fund shares sold		2,945,074
Income from securities on loan		56,694
Prepaid expenses	+	46,001

Total assets		6,678,263,472

Liabilities

Collateral held for securities on loan		12,984,757
Payables:
Investment adviser and administrator fees		233,591
Shareholder service fees		129,448
Fund shares redeemed		1,299,734
Variation margin on futures contracts		336,675
Accrued expenses	+	80,523

Total liabilities		15,064,728

Net Assets

Total assets		6,678,263,472
Total liabilities	−	15,064,728

Net assets		$6,663,198,744

Net Assets by Source
Capital received from investors		1,840,449,106
Net investment income not yet distributed		39,984,299
Net realized capital gains		203,278,783
Net unrealized capital appreciation		4,579,486,556

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$6,663,198,744		124,297,076		$53.61

24 See financial notes

 Schwab 1000 Index Fund

Statement of
Operations
For the period November 1, 2014 through April 30, 2015; unaudited

Investment Income

Dividends received from affiliated issuer		$44,048
Dividends received from unaffiliated issuers (net of foreign withholding taxes of $7,242)		72,177,233
Interest		93
Securities on loan	+	361,590

Total investment income		72,582,964

Expenses

Investment adviser and administrator fees		7,331,165
Shareholder service fees		3,208,950
Portfolio accounting fees		87,246
Shareholder reports		83,981
Custodian fees		59,958
Transfer agent fees		45,639
Professional fees		33,552
Independent trustees’ fees		25,675
Registration fees		20,612
Interest expense		273
Other expenses	+	92,895

Total expenses		10,989,946
Expense reduction by CSIM and its affiliates	−	1,366,141

Net expenses	−	9,623,805

Net investment income		62,959,159

Realized and Unrealized Gains (Losses)

Net realized gains on affiliated issuer		197,850
Net realized gains on unaffiliated investments		180,674,558
Net realized gains on futures contracts	+	356,508

Net realized gains		181,228,916
Net change in unrealized appreciation (depreciation) on affiliated issuer		476,897
Net change in unrealized appreciation (depreciation) on unaffiliated investments		50,753,100
Net change in unrealized appreciation (depreciation) on futures contracts	+	(556,931)

Net change in unrealized appreciation (depreciation)	+	50,673,066

Net realized and unrealized gains		231,901,982

Increase in net assets resulting from operations		$294,861,141

See financial notes 25

 Schwab 1000 Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/14-4/30/15			11/1/13-10/31/14
Net investment income		$62,959,159	$102,452,866
Net realized gains		181,228,916	177,941,436
Net change in unrealized appreciation (depreciation)	+	50,673,066	660,921,380

Increase in net assets from operations		294,861,141	941,315,682

Distributions to Shareholders

Distributions from net investment income		(105,608,703)	(91,043,881)
Distributions from net realized gains	+	(176,669,683)	(182,379,726)

Total distributions		($282,278,386)	($273,423,607)

Transactions in Fund Shares

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,853,833	$258,918,496	8,474,992	$424,679,163
Shares reinvested		4,867,270	244,385,619	5,073,441	236,878,978
Shares redeemed	+	(8,238,949)	(439,055,668)	(12,594,623)	(630,314,274)

Net transactions in fund shares		1,482,154	$64,248,447	953,810	$31,243,867

Shares Outstanding and Net Assets

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		122,814,922	$6,586,367,542	121,861,112	$5,887,231,600
Total increase	+	1,482,154	76,831,202	953,810	699,135,942

End of period		124,297,076	$6,663,198,744	122,814,922	$6,586,367,542

Net investment income not yet distributed			$39,984,299		$82,633,843

26 See financial notes

Schwab Small-Cap Index Fund

Financial Statements

Financial Highlights

	11/1/14–		11/1/13–	11/1/12–	11/1/11–	11/1/10–	11/1/09–
	4/30/15*		10/31/14	10/31/13	10/31/12	10/31/11	10/31/10

Per-Share Data ($)

Net asset value at beginning of period	28.13		27.62	21.26	20.55	19.18	15.14

Income (loss) from investment operations:
Net investment income (loss)[1]	0.21		0.35	0.42	0.33	0.25	0.22
Net realized and unrealized gains (losses)	0.95		1.76	6.94	1.89	1.37	3.97

Total from investment operations	1.16		2.11	7.36	2.22	1.62	4.19
Less distributions:
Distributions from net investment income	(0.34)		(0.31)	(0.50)	(0.35)	(0.20)	(0.15)
Distributions from net realized gains	(1.54)		(1.29)	(0.50)	(1.16)	(0.05)	—

Total distributions	(1.88)		(1.60)	(1.00)	(1.51)	(0.25)	(0.15)

Net asset value at end of period	27.41		28.13	27.62	21.26	20.55	19.18

Total return (%)	4.63	[2]	8.08	36.23	11.87	8.45	27.85

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.17	[3]	0.17	0.17	0.17	0.19	0.19
Gross operating expenses	0.20	[3]	0.21	0.20	0.21	0.19	0.20
Net investment income (loss)	1.55	[3]	1.27	1.76	1.63	1.18	1.23
Portfolio turnover rate	5	[2]	12	11	41 [4]	26	33
Net assets, end of period ($ x 1,000,000)	2,696		2,567	2,351	1,675	1,502	1,406

* Unaudited.

1 Calculated based on the average shares outstanding during the period.
2 Not annualized.
3 Annualized.
4 Portfolio turnover rate increase was mainly the result of trading activities in connection with the change in primary benchmark index effective December 14, 2011.

See financial notes 27

 Schwab Small-Cap Index Fund

Condensed Portfolio Holdings as of April 30, 2015 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSRS, is also available on the SEC’s website at www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund’s website at www.csimfunds.com/schwabfunds_prospectus.

		Cost	Value
Holdings by Category		($)	($)

99.2%	Common Stock	1,852,070,505	2,674,435,521
0.0%	Rights	320,914	320,914
0.0%	Warrants	—	—
4.3%	Other Investment Company	115,143,210	115,143,210
0.7%	Short-Term Investment	20,490,679	20,490,679

104.2%	Total Investments	1,988,025,308	2,810,390,324
(4.2%)	Other Assets and Liabilities, Net		(114,097,384)

100.0%	Net Assets		2,696,292,940

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.2% of net assets

Automobiles & Components 1.3%
Dana Holding Corp.	256,593	0.2	5,534,711
Tenneco, Inc. *	92,336	0.2	5,397,039
Other Securities		0.9	22,917,049

		1.3	33,848,799

Banks 9.5%
Investors Bancorp, Inc.	540,591	0.2	6,400,597
MGIC Investment Corp. *	505,545	0.2	5,267,779
Prosperity Bancshares, Inc.	105,598	0.2	5,632,597
Other Securities		8.9	239,076,632

		9.5	256,377,605

Capital Goods 7.9%
Esterline Technologies Corp. *	48,500	0.2	5,397,565
HEICO Corp.	100,405	0.2	5,606,615
Teledyne Technologies, Inc. *	55,071	0.2	5,780,803
Other Securities		7.3	196,557,777

		7.9	213,342,760

Commercial & Professional Supplies 3.5%
Other Securities		3.5	95,315,347

Consumer Durables & Apparel 2.8%
Brunswick Corp.	138,886	0.3	6,949,855
Skechers U.S.A., Inc., Class A *	59,978	0.2	5,393,222
Other Securities		2.3	63,302,528

		2.8	75,645,605

Consumer Services 4.1%
Jack in the Box, Inc.	60,610	0.2	5,259,130
Vail Resorts, Inc.	54,371	0.2	5,394,147
Other Securities		3.7	101,043,659

		4.1	111,696,936

Diversified Financials 2.5%
Stifel Financial Corp. *	99,210	0.2	5,242,256
Other Securities		2.3	62,770,787

		2.5	68,013,043

Energy 3.9%
Diamondback Energy, Inc. *	66,371	0.2	5,480,254
SemGroup Corp., Class A	64,065	0.2	5,393,632
Other Securities		3.5	93,022,844

		3.9	103,896,730

Food & Staples Retailing 0.9%
Other Securities		0.9	25,056,548

Food, Beverage & Tobacco 1.8%
Other Securities		1.8	48,689,623

Health Care Equipment & Services 6.7%
DexCom, Inc. *	112,427	0.3	7,596,692
HealthSouth Corp.	131,800	0.2	5,959,996
STERIS Corp.	90,388	0.2	6,010,802
Team Health Holdings, Inc. *	106,058	0.3	6,317,875
West Pharmaceutical Services, Inc.	108,550	0.2	5,783,544
Other Securities		5.5	147,899,852

		6.7	179,568,761

Household & Personal Products 0.3%
Other Securities		0.3	8,812,156

Insurance 2.4%
CNO Financial Group, Inc.	310,268	0.2	5,274,556
First American Financial Corp.	159,700	0.2	5,555,963
Other Securities		2.0	54,271,678

		2.4	65,102,197

Materials 4.4%
Graphic Packaging Holding Co.	501,715	0.3	7,074,181
PolyOne Corp.	134,513	0.2	5,252,733
Other Securities		3.9	105,141,904

		4.4	117,468,818

28 See financial notes

 Schwab Small-Cap Index Fund

Condensed Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Media 1.4%
Other Securities		1.4	37,939,805

Pharmaceuticals, Biotechnology & Life Sciences 8.5%
Cepheid *	103,500	0.2	5,806,350
Dyax Corp. *	220,459	0.2	5,271,175
Isis Pharmaceuticals, Inc. *	179,200	0.4	10,164,224
PAREXEL International Corp. *	85,918	0.2	5,462,237
Puma Biotechnology, Inc. *	37,000	0.2	6,681,460
Other Securities		7.3	195,672,164

		8.5	229,057,610

Real Estate 9.2%
CubeSmart	247,243	0.2	5,703,896
Highwoods Properties, Inc.	138,207	0.2	5,948,429
LaSalle Hotel Properties	168,379	0.3	6,177,826
RLJ Lodging Trust	196,582	0.2	5,832,588
Other Securities		8.3	224,168,489

		9.2	247,831,228

Retailing 4.1%
Office Depot, Inc. *	802,829	0.3	7,402,083
Other Securities		3.8	101,951,584

		4.1	109,353,667

Semiconductors & Semiconductor Equipment 3.8%
Cypress Semiconductor Corp. *	498,453	0.3	6,639,394
Qorvo, Inc. *	216,428	0.5	14,264,769
Other Securities		3.0	81,745,178

		3.8	102,649,341

Software & Services 9.4%
Aspen Technology, Inc. *	139,457	0.2	6,190,496
Manhattan Associates, Inc. *	112,888	0.2	5,933,393
MAXIMUS, Inc.	102,237	0.2	6,544,190
SS&C Technologies Holdings, Inc.	102,700	0.2	6,179,459
The Ultimate Software Group, Inc. *	42,482	0.3	7,061,358
Tyler Technologies, Inc. *	49,952	0.2	6,091,646
Verint Systems, Inc. *	92,572	0.2	5,686,698
WEX, Inc. *	58,476	0.3	6,590,830
Other Securities		7.6	203,534,548

		9.4	253,812,618

Technology Hardware & Equipment 4.6%
Belden, Inc.	65,916	0.2	5,533,648
Cognex Corp. *	131,403	0.2	5,898,681
Other Securities		4.2	112,698,268

		4.6	124,130,597

Telecommunication Services 0.8%
Other Securities		0.8	20,412,725

Transportation 1.9%
JetBlue Airways Corp. *	395,414	0.3	8,117,849
Other Securities		1.6	43,897,954

		1.9	52,015,803

Utilities 3.5%
Dynegy, Inc. *	183,800	0.2	6,115,026
Other Securities		3.3	88,282,173

		3.5	94,397,199

Total Common Stock
(Cost $1,852,070,505)			2,674,435,521

Rights 0.0% of net assets

Automobiles & Components 0.0%
Other Securities		0.0	107,470

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	—

Telecommunication Services 0.0%
Other Securities		0.0	213,444

Total Rights
(Cost $320,914)			320,914

Warrants 0.0% of net assets

Energy 0.0%
Other Securities		0.0	—

Total Warrants
(Cost $—)			—

Other Investment Company 4.3% of net assets

Securities Lending Collateral 4.3%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (d)	115,143,210	4.3	115,143,210

Total Other Investment Company
(Cost $115,143,210)			115,143,210

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investment 0.7% of net assets

Time Deposit 0.7%
JPMorgan Chase Bank
0.03%, 05/01/15	20,490,679	0.7	20,490,679

Total Short-Term Investment
(Cost $20,490,679)			20,490,679

End of Investments.

See financial notes 29

 Schwab Small-Cap Index Fund

Condensed Portfolio Holdings (Unaudited) continued

At 04/30/15 tax basis cost of the fund’s investments was $1,996,452,668 and the unrealized appreciation and depreciation were $987,306,362 and ($173,368,706), respectively, with a net unrealized appreciation of $813,987,656.

For the following notes, please refer to the complete schedule of portfolio holdings.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $320,914 or 0.0% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $109,679,654.
(d)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 04/30/15:

		Contract	Unrealized
	Number of	Value	Depreciation
	Contracts	($)	($)

Futures Contracts

Russell 2000 Index, mini, Long, expires 06/19/15	150	18,246,000	(697,425)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2015 (see financial note 2(a) for additional information):

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$2,674,435,521	$—	$—	$2,674,435,521
Rights[1]	—	—	320,914	320,914
Warrants[1]	—	—	—	—
Other Investment Company[1]	115,143,210	—	—	115,143,210
Short-Term Investment[1]	—	20,490,679	—	20,490,679

Total	$2,789,578,731	$20,490,679	$320,914	$2,810,390,324

Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($697,425)	$—	$—	($697,425)

[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of condensed portfolio holdings and are valued at unrealized appreciation or depreciation.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	April 30,
Investments in Securities	2014	(Losses)	(Depreciation)	Purchases	Sales	in	out	2015

Rights	$320,914	$—	$—	$—	$—	$—	$—	$320,914

Total	$320,914	$—	$—	$—	$—	$—	$—	$320,914

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2015.

30 See financial notes

 Schwab Small-Cap Index Fund

Statement of
Assets and Liabilities
As of April 30, 2015; unaudited

Assets

Investments, at value (cost $1,872,882,098) including securities on loan of $109,679,654		$2,695,247,114
Collateral invested for securities on loan, at value (cost $115,143,210)	+	115,143,210

Total investments, at value (cost $1,988,025,308)		2,810,390,324
Deposit with broker for futures contracts		1,759,500
Receivables:
Investments sold		630,208
Fund shares sold		6,115,174
Dividends		948,363
Income from securities on loan		494,568
Receivable from investment adviser		624
Interest		17
Prepaid expenses	+	15,726

Total assets		2,820,354,504

Liabilities

Collateral held for securities on loan		115,143,210
Payables:
Investments bought		7,674,381
Investment adviser and administrator fees		64,616
Shareholder service fees		11,951
Fund shares redeemed		576,507
Variation margin on futures contracts		412,068
Accrued expenses	+	178,831

Total liabilities		124,061,564

Net Assets

Total assets		2,820,354,504
Total liabilities	−	124,061,564

Net assets		$2,696,292,940

Net Assets by Source
Capital received from investors		1,843,802,396
Net investment income not yet distributed		10,826,715
Net realized capital gains		19,996,238
Net unrealized capital appreciation		821,667,591

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$2,696,292,940		98,365,192		$27.41

See financial notes 31

 Schwab Small-Cap Index Fund

Statement of
Operations
For the period November 1, 2014 through April 30, 2015; unaudited

Investment Income

Dividends (net of foreign withholding taxes of $7,233)		$19,601,610
Interest		6,416
Securities on loan	+	2,733,341

Total investment income		22,341,367

Expenses

Investment adviser and administrator fees		1,951,341
Shareholder service fees		251,073
Index fee		166,666
Portfolio accounting fees		57,007
Shareholder reports		48,799
Transfer agent fees		31,334
Custodian fees		29,321
Registration fees		26,668
Professional fees		23,500
Independent trustees’ fees		8,929
Interest expense		525
Other expenses	+	33,341

Total expenses		2,628,504
Expense reduction by CSIM and its affiliates	−	416,459

Net expenses	−	2,212,045

Net investment income		20,129,322

Realized and Unrealized Gains (Losses)

Net realized gains on investments		24,797,951
Net realized gains on futures contracts		1,735,608
Net realized losses on foreign currency transactions	+	(180)

Net realized gains		26,533,379
Net change in unrealized appreciation (depreciation) on investments		66,466,598
Net change in unrealized appreciation (depreciation) on futures contracts	+	(900,323)

Net change in unrealized appreciation (depreciation)	+	65,566,275

Net realized and unrealized gains		92,099,654

Increase in net assets resulting from operations		$112,228,976

32 See financial notes

 Schwab Small-Cap Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/14-4/30/15			11/1/13-10/31/14
Net investment income		$20,129,322	$31,769,876
Net realized gains		26,533,379	144,072,375
Net change in unrealized appreciation (depreciation)	+	65,566,275	15,102,446

Increase in net assets from operations		112,228,976	190,944,697

Distributions to Shareholders

Distributions from net investment income		(31,478,925)	(26,168,327)
Distributions from net realized gains	+	(140,885,597)	(110,361,333)

Total distributions		($172,364,522)	($136,529,660)

Transactions in Fund Shares

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		12,548,022	$345,662,442	19,513,159	$532,426,174
Shares reinvested		6,143,892	156,607,812	4,820,637	125,963,244
Shares redeemed	+	(11,558,576)	(312,646,807)	(18,247,583)	(497,352,580)

Net transactions in fund shares		7,133,338	$189,623,447	6,086,213	$161,036,838

Shares Outstanding and Net Assets

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		91,231,854	$2,566,805,039	85,145,641	$2,351,353,164
Total increase	+	7,133,338	129,487,901	6,086,213	215,451,875

End of period		98,365,192	$2,696,292,940	91,231,854	$2,566,805,039

Net investment income not yet distributed			$10,826,715		$22,176,318

See financial notes 33

Schwab Total Stock Market Index Fund

Financial Statements

Financial Highlights

	11/1/14–		11/1/13–	11/1/12–	11/1/11–	11/1/10–	11/1/09–
	4/30/15*		10/31/14	10/31/13	10/31/12	10/31/11	10/31/10

Per-Share Data ($)

Net asset value at beginning of period	36.96		32.53	25.80	22.92	21.57	18.50

Income (loss) from investment operations:
Net investment income (loss)	0.38	[1]	0.60	0.57	0.47	0.41	0.37
Net realized and unrealized gains (losses)	1.28		4.49	6.70	2.83	1.33	3.02

Total from investment operations	1.66		5.09	7.27	3.30	1.74	3.39
Less distributions:
Distributions from net investment income	(0.61)		(0.51)	(0.54)	(0.42)	(0.39)	(0.32)
Distributions from net realized gains	(0.21)		(0.15)	—	—	—	—

Total distributions	(0.82)		(0.66)	(0.54)	(0.42)	(0.39)	(0.32)

Net asset value at end of period	37.80		36.96	32.53	25.80	22.92	21.57

Total return (%)	4.66	[2]	15.93	28.76	14.71	8.14	18.53

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.09	[3]	0.09	0.09	0.09	0.09	0.09
Gross operating expenses	0.10	[3]	0.10	0.10	0.10	0.11	0.11
Net investment income (loss)	2.06	[3]	1.79	2.02	2.02	1.79	1.85
Portfolio turnover rate	0	[2,4]	1	2	3	1	3
Net assets, end of period ($ x 1,000,000)	4,488		4,049	3,183	2,240	1,747	1,470

* Unaudited.

1 Calculated based on the average shares outstanding during the period.
2 Not annualized.
3 Annualized.
4 Less than 0.5%

34 See financial notes

 Schwab Total Stock Market Index Fund

Condensed Portfolio Holdings as of April 30, 2015 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSRS, is also available on the SEC’s website at www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund’s website at www.csimfunds.com/schwabfunds_prospectus.

		Cost	Value
Holdings by Category		($)	($)

99.0%	Common Stock	2,747,125,132	4,442,966,253
0.0%	Rights	32,983	32,760
0.0%	Warrants	—	—
0.7%	Other Investment Company	32,064,921	32,064,921
0.8%	Short-Term Investment	33,950,307	33,950,307

100.5%	Total Investments	2,813,173,343	4,509,014,241
(0.5%)	Other Assets and Liabilities, Net		(21,097,103)

100.0%	Net Assets		4,487,917,138

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.0% of net assets

Automobiles & Components 1.2%
Other Securities		1.2	55,731,882

Banks 5.8%
Bank of America Corp.	2,035,501	0.7	32,425,531
Citigroup, Inc.	586,989	0.7	31,298,253
JPMorgan Chase & Co.	718,963	1.0	45,481,599
Wells Fargo & Co.	906,413	1.1	49,943,356
Other Securities		2.3	102,317,884

		5.8	261,466,623

Capital Goods 7.6%
3M Co.	122,357	0.4	19,135,411
General Electric Co.	1,946,712	1.2	52,716,961
The Boeing Co.	126,736	0.4	18,166,338
United Technologies Corp.	162,428	0.4	18,476,185
Other Securities		5.2	232,869,582

		7.6	341,364,477

Commercial & Professional Supplies 1.1%
Other Securities		1.1	47,094,262

Consumer Durables & Apparel 1.6%
Other Securities		1.6	71,370,794

Consumer Services 2.1%
McDonald’s Corp.	185,640	0.4	17,923,542
Other Securities		1.7	78,287,236

		2.1	96,210,778

Diversified Financials 4.6%
Berkshire Hathaway, Inc., Class B *	352,202	1.1	49,734,444
The Charles Schwab Corp. (a)	224,326	0.1	6,841,943
Other Securities		3.4	151,776,961

		4.6	208,353,348

Energy 7.8%
Chevron Corp.	363,323	0.9	40,350,652
Exxon Mobil Corp.	810,099	1.6	70,778,350
Schlumberger Ltd.	244,503	0.5	23,132,429
Other Securities		4.8	213,874,381

		7.8	348,135,812

Food & Staples Retailing 2.0%
CVS Health Corp.	216,837	0.5	21,529,746
Wal-Mart Stores, Inc.	305,489	0.5	23,843,416
Other Securities		1.0	45,669,566

		2.0	91,042,728

Food, Beverage & Tobacco 4.5%
Altria Group, Inc.	377,323	0.4	18,885,016
PepsiCo, Inc.	284,458	0.6	27,057,645
Philip Morris International, Inc.	299,709	0.6	25,016,710
The Coca-Cola Co.	756,214	0.7	30,672,040
Other Securities		2.2	100,125,587

		4.5	201,756,998

Health Care Equipment & Services 5.0%
Medtronic plc	277,088	0.5	20,629,202
UnitedHealth Group, Inc.	183,781	0.4	20,473,203
Other Securities		4.1	182,054,620

		5.0	223,157,025

Household & Personal Products 1.7%
The Procter & Gamble Co.	519,124	0.9	41,275,549
Other Securities		0.8	32,830,547

		1.7	74,106,096

Insurance 2.9%
Other Securities		2.9	130,904,352

Materials 3.5%
Other Securities		3.5	158,650,115

Media 3.5%
Comcast Corp., Class A	490,960	0.6	28,357,850
The Walt Disney Co.	301,939	0.7	32,826,808
Other Securities		2.2	97,361,399

		3.5	158,546,057

See financial notes 35

 Schwab Total Stock Market Index Fund

Condensed Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Pharmaceuticals, Biotechnology & Life Sciences 9.1%
AbbVie, Inc.	311,030	0.5	20,111,200
Actavis plc *	75,287	0.5	21,295,681
Amgen, Inc.	146,189	0.5	23,084,705
Bristol-Myers Squibb Co.	319,753	0.5	20,377,859
Gilead Sciences, Inc. *	288,692	0.6	29,016,433
Johnson & Johnson	537,909	1.2	53,360,573
Merck & Co., Inc.	549,716	0.7	32,741,085
Pfizer, Inc.	1,193,425	0.9	40,492,910
Other Securities		3.7	167,307,334

		9.1	407,787,780

Real Estate 4.0%
Other Securities		4.0	177,271,141

Retailing 4.6%
Amazon.com, Inc. *	73,425	0.7	30,969,196
The Home Depot, Inc.	254,163	0.6	27,190,358
Other Securities		3.3	147,552,372

		4.6	205,711,926

Semiconductors & Semiconductor Equipment 2.4%
Intel Corp.	924,297	0.7	30,085,867
Other Securities		1.7	77,442,886

		2.4	107,528,753

Software & Services 10.3%
Facebook, Inc., Class A *	406,707	0.7	32,036,310
Google, Inc., Class A *	55,476	0.7	30,443,565
Google, Inc., Class C *	55,227	0.7	29,675,775
International Business Machines Corp.	178,451	0.7	30,566,872
Microsoft Corp.	1,588,918	1.7	77,284,972
Oracle Corp.	616,713	0.6	26,901,021
Visa, Inc., Class A	375,804	0.5	24,821,854
Other Securities		4.7	212,216,652

		10.3	463,947,021

Technology Hardware & Equipment 6.3%
Apple, Inc.	1,126,662	3.2	141,001,749
Cisco Systems, Inc.	998,840	0.6	28,796,557
QUALCOMM, Inc.	318,639	0.5	21,667,452
Other Securities		2.0	91,303,298

		6.3	282,769,056

Telecommunication Services 2.1%
AT&T, Inc.	1,004,055	0.8	34,780,465
Verizon Communications, Inc.	803,169	0.9	40,511,844
Other Securities		0.4	17,642,223

		2.1	92,934,532

Transportation 2.3%
Union Pacific Corp.	169,870	0.4	18,045,290
Other Securities		1.9	83,241,235

		2.3	101,286,525

Utilities 3.0%
Other Securities		3.0	135,838,172

Total Common Stock
(Cost $2,747,125,132)			4,442,966,253

Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	—

Technology Hardware & Equipment 0.0%
Other Securities		0.0	—

Telecommunication Services 0.0%
Other Securities		0.0	32,760

Total Rights
(Cost $32,983)			32,760

Warrants 0.0% of net assets

Energy 0.0%
Other Securities		0.0	—

Total Warrants
(Cost $—)			—

Other Investment Company 0.7% of net assets

Securities Lending Collateral 0.7%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (d)	32,064,921	0.7	32,064,921

Total Other Investment Company
(Cost $32,064,921)			32,064,921

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investment 0.8% of net assets

Time Deposit 0.8%
JPMorgan Chase Bank
0.03%, 05/01/15	33,950,307	0.8	33,950,307

Total Short-Term Investment
(Cost $33,950,307)			33,950,307

End of Investments.

At 04/30/15 tax basis cost of the fund’s investments was $2,833,067,288 and the unrealized appreciation and depreciation were $1,761,111,256 and ($85,164,303), respectively, with a net unrealized appreciation of $1,675,946,953.

36 See financial notes

 Schwab Total Stock Market Index Fund

Condensed Portfolio Holdings (Unaudited) continued

For the following notes, please refer to the complete schedule of portfolio holdings.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	Illiquid security. At the period end, the value of these amounted to $32,760 or 0.0% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $31,064,712.
(d)	The rate shown is the 7-day yield.
(e)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 04/30/15:

			Unrealized
		Contract	Appreciation
	Number of	Value	(Depreciation)
	Contracts	($)	($)

Futures Contracts

Russell 2000 Index, mini, Long, expires 06/19/15	45	5,473,800	(128,726)
S&P 500 Index, e-mini, Long, expires 06/19/15	315	32,742,675	52,133

Net Unrealized Depreciation			(76,593)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2015 (see financial note 2(a) for additional information):

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$4,442,966,253	$—	$—	$4,442,966,253
Rights[1]	—	—	32,760	32,760
Warrants[1]	—	—	—	—
Other Investment Company[1]	32,064,921	—	—	32,064,921
Short-Term Investment[1]	—	33,950,307	—	33,950,307

Total	$4,475,031,174	$33,950,307	$32,760	$4,509,014,241

Other Financial Instruments
Futures Contracts[2]	$52,133	$—	$—	$52,133

Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($128,726)	$—	$—	($128,726)

[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of condensed portfolio holdings and are valued at unrealized appreciation or depreciation.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	April 30,
Investments in Securities	2014	(Losses)	(Depreciation)	Purchases	Sales	in	out	2015

Rights	$32,760	$—	$—	$—	$—	$—	$—	$32,760

Total	$32,760	$—	$—	$—	$—	$—	$—	$32,760

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2015.

See financial notes 37

 Schwab Total Stock Market Index Fund

Statement of
Assets and Liabilities
As of April 30, 2015; unaudited

Assets

Investments in affiliated issuers, at value (cost $4,581,323)		$6,841,943
Investments in unaffiliated issuers, at value (cost $2,776,527,099) including securities on loan of $31,064,712		4,470,107,377
Collateral invested for securities on loan, at value (cost $32,064,921)	+	32,064,921

Total investments, at value (cost $2,813,173,343)		4,509,014,241
Deposit with broker for futures contracts		2,307,000
Receivables:
Fund shares sold		8,453,863
Dividends		3,594,251
Income from securities on loan		93,314
Interest		28
Prepaid expenses	+	16,494

Total assets		4,523,479,191

Liabilities

Collateral held for securities on loan		32,064,921
Payables:
Investment adviser and administrator fees		41,548
Shareholder service fees		16,717
Fund shares redeemed		2,692,845
Variation margin on futures contracts		322,258
Due to custodian		172,775
Accrued expenses	+	250,989

Total liabilities		35,562,053

Net Assets

Total assets		4,523,479,191
Total liabilities	−	35,562,053

Net assets		$4,487,917,138

Net Assets by Source
Capital received from investors		2,750,502,697
Net investment income not yet distributed		29,763,507
Net realized capital gains		11,886,629
Net unrealized capital appreciation		1,695,764,305

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$4,487,917,138		118,720,576		$37.80

38 See financial notes

 Schwab Total Stock Market Index Fund

Statement of
Operations
For the period November 1, 2014 through April 30, 2015; unaudited

Investment Income

Dividends received from affiliated issuer		$25,371
Dividends received from unaffiliated issuers (net of foreign withholding taxes of $5,035)		45,366,229
Interest		9,041
Securities on loan	+	536,947

Total investment income		45,937,588

Expenses

Investment adviser and administrator fees		1,280,180
Shareholder service fees		408,574
Index fee		188,151
Portfolio accounting fees		75,030
Shareholder reports		53,947
Transfer agent fees		52,341
Registration fees		40,740
Custodian fees		38,889
Professional fees		25,006
Independent trustees’ fees		12,415
Other expenses	+	42,776

Total expenses		2,218,049
Expense reduction by CSIM and its affiliates	−	297,778

Net expenses	−	1,920,271

Net investment income		44,017,317

Realized and Unrealized Gains (Losses)

Net realized gains on unaffiliated investments		28,807,610
Net realized gains on futures contracts	+	5,215,684

Net realized gains		34,023,294
Net change in unrealized appreciation (depreciation) on affiliated issuer		379,815
Net change in unrealized appreciation (depreciation) on unaffiliated investments		117,681,640
Net change in unrealized appreciation (depreciation) on futures contracts	+	(2,309,934)

Net change in unrealized appreciation (depreciation)	+	115,751,521

Net realized and unrealized gains		149,774,815

Increase in net assets resulting from operations		$193,792,132

See financial notes 39

 Schwab Total Stock Market Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/14-4/30/15			11/1/13-10/31/14
Net investment income		$44,017,317	$64,653,328
Net realized gains		34,023,294	17,885,455
Net change in unrealized appreciation (depreciation)	+	115,751,521	449,857,647

Increase in net assets from operations		193,792,132	532,396,430

Distributions to Shareholders

Distributions from net investment income		(68,099,121)	(50,022,427)
Distributions from net realized gains	+	(23,418,312)	(14,754,888)

Total distributions		($91,517,433)	($64,777,315)

Transactions in Fund Shares

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		14,840,557	$553,175,323	24,674,667	$847,448,914
Shares reinvested		2,076,130	73,370,427	1,621,857	52,337,326
Shares redeemed	+	(7,752,971)	(290,138,878)	(14,599,314)	(501,556,679)

Net transactions in fund shares		9,163,716	$336,406,872	11,697,210	$398,229,561

Shares Outstanding and Net Assets

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		109,556,860	$4,049,235,567	97,859,650	$3,183,386,891
Total increase	+	9,163,716	438,681,571	11,697,210	865,848,676

End of period		118,720,576	$4,487,917,138	109,556,860	$4,049,235,567

Net investment income not yet distributed			$29,763,507		$53,845,311

40 See financial notes

Schwab International Index Fund

Financial Statements

Financial Highlights

	11/1/14–		11/1/13–	11/1/12–	11/1/11–	11/1/10–	11/1/09–
	4/30/15*		10/31/14	10/31/13	10/31/12	10/31/11	10/31/10

Per-Share Data ($)

Net asset value at beginning of period	19.42		19.92	16.32	16.02	17.31	16.26

Income (loss) from investment operations:
Net investment income (loss)	0.27	[1]	0.64	0.49	0.57	0.57	0.48
Net realized and unrealized gains (losses)	0.74		(0.63)	3.69	0.33	(1.38)	1.01

Total from investment operations	1.01		0.01	4.18	0.90	(0.81)	1.49
Less distributions:
Distributions from net investment income	(0.61)		(0.51)	(0.58)	(0.60)	(0.48)	(0.44)

Net asset value at end of period	19.82		19.42	19.92	16.32	16.02	17.31

Total return (%)	5.55	[2]	0.09	26.40	6.07	(4.83)	9.31

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.19	[3]	0.19	0.19	0.19	0.19	0.19
Gross operating expenses	0.23	[3]	0.23	0.23	0.23	0.21	0.22
Net investment income (loss)	2.87	[3]	3.42	2.88	3.66	3.26	2.88
Portfolio turnover rate	7	[2]	2	5	31 [4]	10	13
Net assets, end of period ($ x 1,000,000)	2,904		2,699	2,205	1,415	1,375	1,471

* Unaudited.

1 Calculated based on the average shares outstanding during the period.
2 Not annualized.
3 Annualized.
4 Portfolio turnover rate increase was mainly the result of trading activities in connection with the change in primary benchmark index effective December 20, 2011.

See financial notes 41

 Schwab International Index Fund

Condensed Portfolio Holdings as of April 30, 2015 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSRS, is also available on the SEC’s website at www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund’s website at www.csimfunds.com/schwabfunds_prospectus.

		Cost	Value
Holdings by Category		($)	($)

98.0%	Common Stock	2,224,135,874	2,846,224,974
0.7%	Preferred Stock	13,594,358	18,874,721
0.0%	Rights	469,760	484,642
1.1%	Other Investment Company	32,768,230	32,768,230
0.7%	Short-Term Investments	20,709,213	20,709,213

100.5%	Total Investments	2,291,677,435	2,919,061,780
(0.5%)	Other Assets and Liabilities, Net		(15,064,910)

100.0%	Net Assets		2,903,996,870

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 98.0% of net assets

Australia 7.1%
Australia & New Zealand Banking Group Ltd.	587,120	0.5	15,710,072
BHP Billiton Ltd.	682,458	0.6	17,427,501
Commonwealth Bank of Australia	344,325	0.8	24,101,706
National Australia Bank Ltd.	504,572	0.5	14,610,068
Westpac Banking Corp.	660,287	0.7	18,970,487
Other Securities		4.0	114,762,151

		7.1	205,581,985

Austria 0.2%
Other Securities		0.2	5,902,479

Belgium 1.3%
Anheuser-Busch InBev N.V.	171,093	0.7	20,830,278
Other Securities		0.6	15,881,578

		1.3	36,711,856

Denmark 1.7%
Novo Nordisk A/S, Class B	427,392	0.8	23,994,074
Other Securities		0.9	24,024,191

		1.7	48,018,265

Finland 0.8%
Other Securities		0.8	23,337,952

France 9.7%
BNP Paribas S.A.	225,919	0.5	14,267,072
Sanofi	254,094	0.9	25,864,332
Total S.A.	456,145	0.8	24,700,229
Other Securities		7.5	217,418,512

		9.7	282,250,145

Germany 8.3%
Allianz SE - Reg’d	97,231	0.5	16,550,139
BASF SE	195,854	0.7	19,457,706
Bayer AG - Reg’d	176,066	0.9	25,341,634
Daimler AG - Reg’d	204,846	0.7	19,695,261
Deutsche Telekom AG - Reg’d	677,109	0.4	12,445,704
SAP SE	196,678	0.5	14,861,972
Siemens AG - Reg’d	169,096	0.6	18,394,584
Other Securities		4.0	115,791,501

		8.3	242,538,501

Hong Kong 3.3%
AIA Group Ltd.	2,575,000	0.6	17,124,971
Other Securities		2.7	77,503,411

		3.3	94,628,382

Ireland 0.3%
Other Securities		0.3	9,954,835

Israel 0.5%
Other Securities		0.5	15,986,781

Italy 2.3%
Other Securities		2.3	66,547,220

Japan 21.9%
Mitsubishi UFJ Financial Group, Inc.	2,715,809	0.7	19,294,057
SoftBank Corp.	204,900	0.4	12,808,361
Sumitomo Mitsui Financial Group, Inc.	271,446	0.4	11,852,577
Toyota Motor Corp.	581,803	1.4	40,498,795
Other Securities		19.0	550,654,406

		21.9	635,108,196

Netherlands 2.7%
ING Groep N.V. CVA *	825,158	0.5	12,659,194
Unilever N.V. CVA	346,859	0.5	15,130,197
Other Securities		1.7	50,070,413

		2.7	77,859,804

New Zealand 0.1%
Other Securities		0.1	3,984,444

Norway 0.7%
Other Securities		0.7	19,458,404

42 See financial notes

 Schwab International Index Fund

Condensed Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Portugal 0.1%
Other Securities		0.1	4,430,882

Singapore 1.5%
Other Securities		1.5	42,524,793

Spain 3.5%
Banco Bilbao Vizcaya Argentaria S.A.	1,350,658	0.5	13,571,516
Banco Santander S.A.	2,995,632	0.8	22,648,680
Telefonica S.A.	952,175	0.5	14,492,521
Other Securities		1.7	50,758,989

		3.5	101,471,706

Sweden 3.0%
Other Securities		3.0	86,080,337

Switzerland 9.0%
Nestle S.A. - Reg’d	686,561	1.8	53,266,294
Novartis AG - Reg’d	489,732	1.7	49,987,982
Roche Holding AG	149,591	1.5	42,806,227
UBS Group AG *	780,354	0.5	15,589,388
Other Securities		3.5	101,150,674

		9.0	262,800,565

United Kingdom 20.0%
AstraZeneca plc	268,805	0.6	18,447,170
Barclays plc	3,512,415	0.5	13,742,147
BG Group plc	727,105	0.5	13,170,446
BP plc	3,887,502	1.0	28,038,199
British American Tobacco plc	397,542	0.7	21,842,380
BT Group plc	1,742,899	0.4	12,155,995
Diageo plc	535,827	0.5	14,875,821
GlaxoSmithKline plc	1,034,317	0.8	23,889,275
HSBC Holdings plc	4,078,664	1.4	40,743,804
Lloyds Banking Group plc	12,140,871	0.5	14,378,150
Prudential plc	546,837	0.5	13,614,885
Reckitt Benckiser Group plc	137,655	0.4	12,251,897
Rio Tinto plc	270,648	0.4	12,111,783
Royal Dutch Shell plc, A Shares	836,285	0.9	26,368,262
Royal Dutch Shell plc, B Shares	515,661	0.6	16,509,294
Unilever plc	273,177	0.4	11,974,563
Vodafone Group plc	5,637,712	0.7	19,862,821
Other Securities		9.2	267,070,550

		20.0	581,047,442

Total Common Stock
(Cost $2,224,135,874)			2,846,224,974

Preferred Stock 0.7% of net assets

Germany 0.7%
Other Securities		0.7	18,150,319

Italy 0.0%
Other Securities		0.0	637,865

United Kingdom 0.0%
Other Securities		0.0	86,537

Total Preferred Stock
(Cost $13,594,358)			18,874,721

Rights 0.0% of net assets

Italy 0.0%
Other Securities		0.0	—

Spain 0.0%
Other Securities		0.0	484,642

Total Rights
(Cost $469,760)			484,642

Other Investment Company 1.1% of net assets

United States 1.1%

Securities Lending Collateral 1.1%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (d)	32,768,230	1.1	32,768,230

Total Other Investment Company
(Cost $32,768,230)			32,768,230

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investments 0.7% of net assets

Time Deposits 0.7%
JPMorgan Chase Bank
0.03%, 05/01/15	16,488,617	0.6	16,488,617
Other Securities		0.1	4,220,596

		0.7
Total Short-Term Investments
(Cost $20,709,213)			20,709,213

End of Investments.

See financial notes 43

 Schwab International Index Fund

Condensed Portfolio Holdings (Unaudited) continued

At 04/30/15, the tax basis cost of the fund’s investments was $2,300,699,841 and the unrealized appreciation and depreciation were $732,405,611 and ($114,043,672), respectively, with a net unrealized appreciation of $618,361,939.

At 04/30/15, the values of certain foreign securities held by the fund aggregating $2,847,108,705 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2(a) for additional information).

For the following notes, please refer to the complete schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $30,774,448.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $86,537 or 0.0% of net assets.
(d)	The rate shown is the 7-day yield.

CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt

In addition to the above, the fund held the following at 04/30/15:

		Contract	Unrealized
	Number of	Value	Depreciation
	Contracts	($)	($)

Futures Contracts

MSCI EAFE, e-mini, Long, expires 06/19/15	210	19,889,100	(103,717)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2015 (see financial note 2(a) for additional information):

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$1,570,884,449	$—	$1,570,884,449
Denmark	406,136	47,612,129	—	48,018,265
France	3,415,119	278,835,026	—	282,250,145
Hong Kong	7,099,791	87,528,591	—	94,628,382
Netherlands	2,815,368	75,044,436	—	77,859,804
New Zealand	292,831	3,338,339	353,274	3,984,444
Spain	1,229,267	100,242,439	—	101,471,706
Sweden	1,342,466	84,737,871	—	86,080,337
United Kingdom	950,201	580,097,241	—	581,047,442
Preferred Stock[1]	—	18,788,184	—	18,788,184
United Kingdom	—	—	86,537	86,537
Rights
Italy	—	—	—	—
Spain	7,209	—	477,433	484,642
Other Investment Company[1]	32,768,230	—	—	32,768,230
Short-Term Investments[1]	—	20,709,213	—	20,709,213

Total	$50,326,618	$2,867,817,918	$917,244	$2,919,061,780

Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($103,717)	$—	$—	($103,717)

[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of condensed portfolio holdings and are valued at unrealized appreciation or depreciation.

44 See financial notes

 Schwab International Index Fund

Condensed Portfolio Holdings (Unaudited) continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	April 30,
Investments in Securities	2014	(Losses)	(Depreciation)	Purchases	Sales	in	out	2015

Common Stock
New Zealand	$—	$—	$49,235	$304,039	$—	$—	$—	$353,274
Preferred Stock
United Kingdom	54,362	—	1,934	84,787	(54,546)	—	—	86,537
Rights
Spain	—	—	14,946	462,487	—	—	—	477,433

Total	$54,362	$—	$66,115	$851,313	($54,546)	$—	$—	$917,244

All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying Statement of Operations. The change in net unrealized appreciation (depreciation) for Level 3 investments held by the fund at April 30, 2015 was $65,931.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $13,334,134 and $9,675,344 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended April 30, 2015. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 during the period.

See financial notes 45

 Schwab International Index Fund

Statement of
Assets and Liabilities
As of April 30, 2015; unaudited

Assets

Investments, at value (cost $2,258,909,205) including securities on loan of $30,774,448		$2,886,293,550
Collateral invested for securities on loan, at value (cost $32,768,230)	+	32,768,230

Total investments, at value (cost $2,291,677,435)		2,919,061,780
Foreign currency, at value (cost $4,907)		4,909
Deposit with broker for futures contracts		2,095,500
Receivables:
Dividends		9,877,419
Fund shares sold		5,132,105
Foreign tax reclaims		2,885,932
Income from securities on loan		213,611
Interest		13
Prepaid expenses	+	19,334

Total assets		2,939,290,603

Liabilities

Collateral held for securities on loan		32,768,230
Payables:
Investments bought		538,014
Investment adviser and administrator fees		67,056
Shareholder service fees		13,222
Fund shares redeemed		1,426,936
Variation margin on futures contracts		241,500
Accrued expenses	+	238,775

Total liabilities		35,293,733

Net Assets

Total assets		2,939,290,603
Total liabilities	−	35,293,733

Net assets		$2,903,996,870

Net Assets by Source
Capital received from investors		2,339,944,560
Net investment income not yet distributed		13,363,742
Net realized capital losses		(76,632,570)
Net unrealized capital appreciation		627,321,138

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$2,903,996,870		146,508,841		$19.82

46 See financial notes

 Schwab International Index Fund

Statement of
Operations
For the period November 1, 2014 through April 30, 2015; unaudited

Investment Income

Dividends (net of foreign withholding taxes of $3,469,323)		$39,589,745
Interest		16,949
Securities on loan	+	614,607

Total investment income		40,221,301

Expenses

Investment adviser and administrator fees		1,973,840
Shareholder service fees		253,316
Custodian fees		248,694
Index fee		232,366
Portfolio accounting fees		63,300
Shareholder reports		46,105
Registration fees		40,066
Transfer agent fees		32,167
Professional fees		26,643
Independent trustees’ fees		9,119
Interest expense		476
Other expenses	+	49,353

Total expenses		2,975,445
Expense reduction by CSIM and its affiliates	−	474,772

Net expenses	−	2,500,673

Net investment income		37,720,628

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(49,696,370)
Net realized losses on futures contracts		(1,596,499)
Net realized losses on foreign currency transactions	+	(822,742)

Net realized losses		(52,115,611)
Net change in unrealized appreciation (depreciation) on investments		149,648,054
Net change in unrealized appreciation (depreciation) on futures contracts		(3,716,306)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	290,436

Net change in unrealized appreciation (depreciation)	+	146,222,184

Net realized and unrealized gains		94,106,573

Increase in net assets resulting from operations		$131,827,201

See financial notes 47

 Schwab International Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/14-4/30/15			11/1/13-10/31/14
Net investment income		$37,720,628	$84,259,509
Net realized gains (losses)		(52,115,611)	4,104,131
Net change in unrealized appreciation (depreciation)	+	146,222,184	(94,041,773)

Increase (Decrease) in net assets from operations		131,827,201	(5,678,133)

Distributions to Shareholders

Distributions from net investment income		($87,032,492)	($56,954,638)

Transactions in Fund Shares

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		32,346,189	$615,245,744	42,892,587	$850,934,554
Shares reinvested		4,061,536	72,539,032	2,686,474	50,828,092
Shares redeemed	+	(28,883,545)	(527,728,645)	(17,254,418)	(344,646,661)

Net transactions in fund shares		7,524,180	$160,056,131	28,324,643	$557,115,985

Shares Outstanding and Net Assets

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		138,984,661	$2,699,146,030	110,660,018	$2,204,662,816
Total increase	+	7,524,180	204,850,840	28,324,643	494,483,214

End of period		146,508,841	$2,903,996,870	138,984,661	$2,699,146,030

Net investment income not yet distributed			$13,363,742		$62,675,606

48 See financial notes

 Schwab Equity Index Funds

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds in this report is a series of Schwab Capital Trust, except Schwab 1000 Index Fund, which is a series of Schwab Investments. Both Schwab Capital Trust and Schwab Investments (the “trusts”) are no-load, open-end management investment companies. Each trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trusts as of the end of the period, including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)	Schwab Target 2035 Fund
Schwab S&P 500 Index Fund	Schwab Target 2040 Fund
Schwab Small-Cap Index Fund	Schwab Target 2045 Fund
Schwab Total Stock Market Index Fund	Schwab Target 2050 Fund
Schwab International Index Fund	Schwab Target 2055 Fund
Schwab MarketTrack All Equity Portfolio	Schwab Fundamental US Large Company Index Fund
Schwab MarketTrack Growth Portfolio	Schwab Fundamental US Small Company Index Fund
Schwab MarketTrack Balanced Portfolio	Schwab Fundamental International Large Company Index Fund
Schwab MarketTrack Conservative Portfolio	Schwab Fundamental International Small Company Index Fund
Laudus Small-Cap MarketMasters Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
Laudus International MarketMasters Fund	Schwab Fundamental Global Real Estate Index Fund
Schwab Balanced Fund	Schwab Monthly Income Fund – Moderate Payout
Schwab Core Equity Fund	Schwab Monthly Income Fund – Enhanced Payout
Schwab Dividend Equity Fund	Schwab Monthly Income Fund – Maximum Payout
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund	Schwab Investments (organized October 26, 1990)
Schwab Hedged Equity Fund	Schwab 1000 Index Fund
Schwab Financial Services Fund	Schwab Short-Term Bond Market Fund
Schwab Health Care Fund	Schwab Intermediate-Term Bond Fund
Schwab International Core Equity Fund	Schwab Total Bond Market Fund
Schwab Target 2010 Fund	Schwab GNMA Fund
Schwab Target 2015 Fund	Schwab Treasury Inflation Protected Securities Index Fund
Schwab Target 2020 Fund	Schwab Tax-Free Bond Fund
Schwab Target 2025 Fund	Schwab California Tax-Free Bond Fund
Schwab Target 2030 Fund	Schwab Global Real Estate Fund

Each fund in this report offers one share class. Shares are bought and sold (subject to a redemption fee, see financial note 9) at closing net asset value per share (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The funds invest in certain other investment companies (“underlying funds”). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSRS, which is filed with the U.S. Securities and Exchange Commission (“SEC”). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the SEC.

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

 49

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to a fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the NAV of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.

•	Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security’s market value.

•	Underlying funds: Mutual funds are valued at their respective NAVs. Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at

50

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the funds’ investments as of April 30, 2015 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.

Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allows the funds to terminate any loans at any given time. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. A fund retains the right to recall a security on loan. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan (at market value computed at the time of the

 51

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

loan). Total costs and expenses, including agent fees associated with securities lending activities under the trust’s Securities Lending Program paid to the unaffiliated lending agent are approximately 15% of the gross lending revenues.

The value of the securities on loan and the related collateral as of April 30, 2015, if any, are disclosed in each fund’s Portfolio Holdings. The value of the securities on loan and the investments of cash collateral are also disclosed in each fund’s Statement of Assets and Liabilities.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains, if any, once a year.

(g) Custody Credit:

Certain funds have an arrangement with their custodian bank, State Street Bank and Trust Company (“State Street”), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to a fund’s operating expenses.

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 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(h) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Foreign Taxes:

The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of April 30, 2015, if any, are reflected in each fund’s Statement of Assets and Liabilities.

(k) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

(l) New Accounting Pronouncements:

In June 2014, Accounting Standards Update (“ASU”) No. 2014-11, Topic 860 Transfers and Servicing — Repurchase-to-Maturity Transactions, Repurchase Financings and Disclosures, was issued and is effective for interim periods beginning after 3/15/15 and annual periods beginning after December 15, 2014. The ASU modifies accounting guidance and enhances disclosure requirements for repurchase agreement and securities lending transactions. Management is currently evaluating the impact the adoption of ASU 2014-11 may have on the funds’ financial statement disclosures.

3. Risk Factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Market Risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of the investment in a fund will fluctuate, which means that investors could lose money.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Tracking Error Risk. As an index fund, each fund seeks to track the performance of its comparative index, although it may not be successful in doing so. The divergence between the performance of a fund and its index, positive or negative, is called “tracking error”. Tracking error can be caused by many factors and it may be significant. For example, a fund may not invest in certain securities in the index, or match the securities’ weightings to the index, due to regulatory, operational, custodial or liquidity constraints; corporate transactions; asset valuations; transaction costs and timing; tax considerations; and index rebalancing, which may result in tracking error.

Investment Style Risk. Each fund invests in companies measured by its respective index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, a fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of a fund’s expenses, a fund’s performance may be below that of the index.

 53

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

A significant percentage of an index may be composed of securities in a single industry or sector of the economy. If a fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.

Sampling Index Tracking Risk. If a fund uses a sampling method, the fund will not fully replicate its comparative index and may hold securities not included in the index. As a result, the fund will be subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If a fund utilizes a sampling approach, it may not track the return of the index as well as it would if the fund purchased all of the securities in its benchmark index.

Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country, or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country, or asset class.

Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — bonds or large-cap stocks, for instance — a fund’s performance also will lag those investments.

Large- and Mid-Cap Risk. Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more volatile than those of large-cap companies because mid-cap companies tend to be more susceptible to adverse business or economic events than larger more established companies. During a period when large- and mid-cap U.S. stocks fall behind other types of investments — bonds or small-cap stocks, for instance — a fund’s performance also will lag those investments.

Foreign Investment Risk. A fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategies.

Geographic Risk. To the extent a fund’s investments in a single country or a limited number of countries represent a higher percentage of the fund’s assets, the fund assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance and it may be subject to increased price volatility.

Derivatives Risk. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk and market risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to credit risk, leverage risk, lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on a fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gain. These risks could cause a fund to lose more than the principal amount invested.

Liquidity Risk. A particular investment may be difficult to purchase or sell. A fund may be unable to sell illiquid securities at an advantageous time or price.

Security Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

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 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and each trust.

For its advisory and administrative services to the Schwab 1000 Index Fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:

Schwab
1000
% of Average Daily Net Assets	Index Fund

First $500 million	0.30%
$500 million to $5 billion	0.22%
$5 billion to $10 billion	0.20%
Over $10 billion	0.18%

For its advisory and administrative services to the other funds discussed in this report, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:

Schwab
Schwab	Schwab	Total Stock	Schwab
S&P 500	Small-Cap	Market	International
Index Fund	Index Fund	Index Fund	Index Fund

0.06%	0.15%	0.06%	0.15%

The Board has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab) under the Plan. All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds). Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

			Schwab
Schwab	Schwab	Schwab	Total Stock	Schwab
S&P 500	1000	Small-Cap	Market	International
Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

0.02%	0.10%	0.02%	0.02%	0.02%

Although these agreements specify certain fees for these services, CSIM and its affiliates have made an additional agreement with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (“expense limitation”). The expense limitation as a percentage of average daily net assets is as follows:

			Schwab
Schwab	Schwab	Schwab	Total Stock	Schwab
S&P 500	1000	Small-Cap	Market	International
Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

0.09%	0.29%	0.17%	0.09%	0.19%

 55

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

The funds may engage in certain transactions involving affiliates. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. The table below shows funds with investment activities involving The Charles Schwab Corporation shares during the report period:

	Balance			Balance		Realized	Dividends
	of Shares			of Shares	Market	Gains (Losses)	Received
	Held at	Gross	Gross	Held at	Value at	11/01/14	11/01/14
Fund	10/31/14	Purchases	Sales	04/30/15	04/30/15	to 04/30/15	to 04/30/15

Schwab S&P 500 Index Fund	1,302,581	36,000	—	1,338,581	$40,826,721	$—	$156,310
Schwab 1000 Index Fund	367,065	—	(10,800)	356,265	10,866,082	197,850	44,048
Schwab Total Stock Market Index Fund	211,426	12,900	—	224,326	6,841,943	—	25,371

Certain Schwab Funds may own shares of other Schwab Funds. The table below reflects the percentages of shares of each fund in this report that are owned by other Schwab Funds as of April 30, 2015, as applicable:

	Underlying Funds
					Schwab
	Schwab		Schwab	Schwab	Total Stock	Schwab
	S&P 500		1000	Small-Cap	Market	International
	Index Fund		Index Fund	Index Fund	Index Fund	Index Fund

Schwab MarketTrack All Equity Portfolio	0.9%		—%	4.0%	—%	3.0%
Schwab MarketTrack Growth Portfolio	1.0%		—%	3.9%	—%	2.5%
Schwab MarketTrack Balanced Portfolio	0.5%		—%	2.1%	—%	1.3%
Schwab MarketTrack Conservative Portfolio	0.1%		—%	0.6%	—%	0.4%
Schwab MarketTrack Growth Portfolio II	0.0%	*	0.0% *	0.2%	—%	0.2%
Schwab Target 2010 Fund	0.0%	*	—%	—%	—%	—%
Schwab Target 2015 Fund	0.0%	*	—%	—%	—%	—%
Schwab Target 2020 Fund	0.2%		—%	—%	—%	—%
Schwab Target 2025 Fund	0.2%		—%	—%	—%	—%
Schwab Target 2030 Fund	0.4%		—%	—%	—%	—%
Schwab Target 2035 Fund	0.2%		—%	—%	—%	—%
Schwab Target 2040 Fund	0.4%		—%	—%	—%	—%
Schwab Target 2045 Fund	0.0%	*	—%	—%	—%	—%
Schwab Target 2050 Fund	0.0%	*	—%	—%	—%	—%
Schwab Target 2055 Fund	0.0%	*	—%	—%	—%	—%

*	Less than 0.1%

Certain other related parties may own shares of Schwab funds in this report. As of April 30, 2015, the shares owned by Schwab Charitable Giving Trust (an affiliate of Schwab) as a percentage of the total shares of the Schwab Small Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund were 3.0%, 7.2% and 3.8%, respectively.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs.

56

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended April 30, 2015, each fund’s total aggregate security transactions with other Schwab Funds were as follows:

Schwab S&P 500 Index Fund	$—
Schwab 1000 Index Fund	—
Schwab Small-Cap Index Fund	6,586,610
Schwab Total Stock Market Index Fund	—
Schwab International Index Fund	53,288,040

5. Board of Trustees:

The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on a fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred an interest expense, which is disclosed on a fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Derivatives:

Certain funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The fair value and variation margin for futures contracts held at April 30, 2015 are presented on the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period, the month-end average contract values of futures contracts held by the funds and the month-end average number of contracts held were as follows:

	Contract Values	Number of Contracts

Schwab S&P 500 Index Fund	$309,692,550	3,003
Schwab 1000 Index Fund	27,230,554	265
Schwab Small-Cap Index Fund	37,417,875	313
Schwab Total Stock Market Index Fund	58,859,567	560
Schwab International Index Fund	92,314,804	1,026

 57

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

8. Purchases and Sales/Maturities of Investment Securities:

For the period ended April 30, 2015, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Schwab S&P 500 Index Fund	$1,241,825,200	$228,686,752
Schwab 1000 Index Fund	171,280,118	288,880,719
Schwab Small-Cap Index Fund	182,136,116	130,045,855
Schwab Total Stock Market Index Fund	333,574,627	13,173,779
Schwab International Index Fund	367,481,446	175,945,171

9. Redemption Fee:

The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:

	Current Period	Prior Period
	(11/1/14-4/30/15)	(11/1/13-10/31/14)

Schwab S&P 500 Index Fund	$133,890	$284,628
Schwab 1000 Index Fund	26,563	27,406
Schwab Small-Cap Index Fund	14,711	29,424
Schwab Total Stock Market Index Fund	25,064	75,062
Schwab International Index Fund	12,199	24,510

10. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2014, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:

				Schwab
	Schwab	Schwab	Schwab	Total Stock	Schwab
	S&P 500	1000	Small-Cap	Market	International
Expiration Date	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

October 31, 2015	$89,645,092	$—	$—	$—	$—
October 31, 2016	77,879,594	—	—	—	—
October 31, 2017	20,049,252	—	—	—	12,386,180

Total	$187,573,938	$—	$—	$—	$12,386,180

For the year ended October 31, 2014, the funds had capital loss carryforwards utilized and capital losses expired as follows:

				Schwab
	Schwab	Schwab	Schwab	Total Stock	Schwab
	S&P 500	1000	Small-Cap	Market	International
	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

Capital loss carryforwards utilized	$95,059,485	$—	$—	$—	$5,012,069
Capital losses expired	14,197,048	—	—	—	—

As of October 31, 2014, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2014, the funds did not incur any interest or penalties.

58

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

11. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

 59

Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust and Schwab Investments, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 95 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – present).	74	Director, Gilead Sciences, Inc. (2005 – present)

David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Private Investor.	74	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)

Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013)	74	Director, KLA-Tencor Corporation (2008 – present)

60

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2015)	Managing Partner and Co-Founder, Kudu Advisors, LLC (financial services) (May 2009 – present); Director, Asset International, Inc. (publisher of financial services information) (Jan. 2009 – Nov. 2014).	95	None.

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust and Laudus Institutional Trust since 2010)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 –present).	74	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
Lead Independent Director, Board of Cooper Industries (2002 – 2012)

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	74	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 61

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989; Schwab Investments since 1991; Schwab Capital Trust since 1993; Schwab Annuity Portfolios since 1994; Laudus Trust and Laudus Institutional Trust since 2010)	Chairman and Director, The Charles Schwab Corporation (1986 – present); Chairman and Director of Charles Schwab & Co., Inc. (1971 – present); Chairman and Director of Charles Schwab Investment Management, Inc. (1989 – present); Chairman and Director of Charles Schwab Bank (2003 – present); Chairman and Chief Executive Officer of Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. (1996 – present); and Director, Chairman and Chief Executive Officer, Schwab Holdings, Inc. (1979 – present).	74	Chairman and Director, The Charles Schwab Corporation (1986 – present) Director, Yahoo! Inc. (2014 – present)

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (2008 – present); Director, Charles Schwab Bank (2006 – present); and Director Schwab Holdings, Inc. (2008 – present).	95	Director, The Charles Schwab Corporation (2008 – present)

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (January 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira
1964
Treasurer and Principal Financial Officer, Schwab Funds Treasurer and Chief Financial Officer, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust and Laudus Institutional Trust since 2006)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

62

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2005)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab and Laudus Funds’ retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds or Laudus Funds to retire from all Boards upon their required retirement date from either Board.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Boards.
.

 63

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays U.S. Treasury Bills 1 − 3 Months Index An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.

Dow Jones U.S. Total Stock Market Index An index that measures the performance of all U.S. equity securities with readily available prices.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

International Spliced Index An internally calculated index, comprised of the Schwab International Index from inception of the Schwab International Index Fund until the close of business on 12/20/2011, the MSCI EAFE Index from 12/21/2011 until the close of business on 2/28/2013, and the MSCI EAFE Index (Net) from 3/1/2013 forward. The Schwab International Index includes the common stocks of the 350 largest publicly traded companies from selected countries outside of the United States.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

MSCI EAFE (Europe, Australasia, Far East) Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

restricted and illiquid securities Restricted securities are securities that are subject to legal restrictions on their sale. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of1933 (the “1933 Act”), or in a registered public offering. Certain restricted securities, such as Section 4(a)(2) commercial paper and Rule 144A securities under the 1933 Act, may be considered to be liquid if they meet the criteria for liquidity established by the Board. Illiquid securities generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which a fund has valued the instruments. The liquidity of a fund’s investments is monitored under the supervision and direction of the Board. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

Russell 2000 Index An index that measures the performance of the small-cap segment of the U.S. equity universe. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

Schwab 1000 Index An index that represents the performance of the largest 1,000 publicly traded companies in the United States with size being determined by market capitalization (total market value of all shares outstanding).

64

Small-Cap Spliced Index An internally calculated index, comprised of the Schwab Small-Cap Index (the fund’s former comparative index) from inception of the fund until the close of business on December 14, 2011, and the Russell 2000 Index from December 15, 2011 forward.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

 65

Notes

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fundtm
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab Intermediate-Term Bond Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Schwab Funds®
1-800-407-0256

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2015 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR13562-19
00143414

Semiannual report dated April 30, 2015, enclosed.

Schwab Active Equity Funds

Schwab Core Equity Fundtm

Schwab Dividend Equity Fundtm

Schwab Large-Cap Growth Fundtm

Schwab Small-Cap Equity Fundtm

Schwab Hedged Equity Fundtm

Schwab Financial Services Fundtm

Schwab Health Care Fundtm

Schwab® International Core
Equity Fund

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This wrapper is not part of the shareholder report.

Schwab Active Equity Funds

Semiannual Report
April 30, 2015

Schwab Core Equity Fundtm

Schwab Dividend Equity Fundtm

Schwab Large-Cap Growth Fundtm

Schwab Small-Cap Equity Fundtm

Schwab Hedged Equity Fundtm

Schwab Financial Services Fundtm

Schwab Health Care Fundtm

Schwab® International Core
Equity Fund

This page is intentionally left blank.

Schwab Active Equity Funds

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, MSCI and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Total Return for the 6 Months Ended April 30, 2015

Schwab Core Equity Fund (Ticker Symbol: SWANX)	4.79%

S&P 500® Index	4.40%
Fund Category: Morningstar Large Blend	3.99%

Performance Details	page 8

Schwab Dividend Equity Fund (Ticker Symbol: SWDSX)	3.25%

Russell 1000 Value Index	2.89%
Fund Category: Morningstar Large Value	3.24%

Performance Details	page 9

Schwab Large-Cap Growth Fund (Ticker Symbol: SWLSX)	6.46%

Russell 1000 Growth Index	6.54%
Fund Category: Morningstar Large Growth	5.32%

Performance Details	page 10

Schwab Small-Cap Equity Fund (Ticker Symbol: SWSCX)	5.05%

Russell 2000® Index	4.65%
Fund Category: Morningstar Small Blend	3.71%

Performance Details	page 11

Schwab Hedged Equity Fund (Ticker Symbol: SWHEX)	2.68%

S&P 500® Index	4.40%
Fund Category: Morningstar Long/Short Equity	1.85%

Performance Details	page 12

Schwab Financial Services Fund (Ticker Symbol: SWFFX)	2.57%

S&P 1500 SuperComposite Financial Sector Index	2.53%
Fund Category: Morningstar Financial	2.48%

Performance Details	page 13

Schwab Health Care Fund[1] (Ticker Symbol: SWHFX)	8.75%

Dow Jones Global Health Care Index	8.96%
Fund Category: Morningstar Health	11.54%

Performance Details	page 14

Schwab International Core Equity Fund[1] (Ticker Symbol: SICNX)	7.04%

MSCI EAFE® Index (Net)[2]	6.81%
Fund Category: Morningstar Foreign Large Blend	5.89%

Performance Details	pages 15-16

Minimum Initial Investment[3]	$100

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

[1]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations. See financial note 2 for more information.
[2]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[3]	Please see the funds’ prospectus for further detail and eligibility requirements.

4 Schwab Active Equity Funds

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

At Charles Schwab Investment Management, we design our investment products to serve as part of the foundation of an investor’s portfolio. Our Schwab Active Equity Funds employ a disciplined investment process that involves quantitative and qualitative research. The funds utilize a bottom-up approach to stock selection, whereby we focus on selecting stocks based on the individual attributes of a company. To aid in each fund’s stock selection process, multiple inputs, including Schwab Equity Ratings® and Schwab’s proprietary international stock research, are analyzed by an experienced investment team.

For the six-month reporting period ended April 30, 2015, the funds generated returns that reflected a positive performance by both U.S. and international stocks, with six of the eight funds outperforming their comparative indices. The Schwab Small-Cap Equity Fund and the Schwab Core Equity Fund performed particularly well versus their comparative indices, while the Schwab Dividend Equity Fund and the Schwab Health Care Fund underperformed by comparison.

In the U.S., several indices reached record highs during the reporting period, despite weaker-than-expected economic data in early 2015. The Federal Reserve maintained historically low short-term interest rates, though speculation surrounding a potential rate increase contributed to heightened market volatility. Outside the U.S., developed markets showed significant improvement over the reporting period. Additional supportive central bank policies began to take effect in several regions, which also contributed to a strong U.S.

 Asset Class Performance Comparison % returns during the six months ended 4/30/2015

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

4.40%	S&P 500® Index: measures U.S. large-cap stocks

4.65%	Russell 2000® Index: measures U.S. small-cap stocks

6.81%	MSCI EAFE® Index (Net): measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

2.06%	Barclays U.S. Aggregate Bond Index: measures the U.S. bond market

0.01%	Barclays U.S. Treasury Bills 1-3 Months Index: measures short-term U.S. Treasury obligations

Index figures assume dividends and distributions were reinvested, and do not include trading and management costs, which would lower performance. Indices are unmanaged, do not incur management fees, costs and expenses, and you cannot invest in them directly. Remember that past performance is not an indication of future results.

For index definitions, please see the Glossary.

Data source: Index provider websites and CSIM.

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Schwab Active Equity Funds 5

From the President continued

For the six-month reporting period ended April 30, 2015, the funds generated returns that reflected a positive performance by both U.S. and international stocks, with six of the eight funds outperforming their comparative indices.

dollar. When the U.S. dollar rises against foreign currencies, returns on overseas investments will generally be reduced in U.S. dollar terms. However, as international markets performed particularly well this reporting period, returns on many of these investments were positive even when translated into U.S. dollars. Reflecting these conditions, the MSCI EAFE Index, which broadly represents the performance of international stocks, returned 6.8%1, and the S&P 500 Index, which broadly represents the performance of U.S. large-cap equities, returned 4.4%.

In general, small-cap stocks slightly outperformed large-cap stocks and growth stocks outperformed value. From a sector standpoint, the Consumer Discretionary and Health Care sectors were some of the better performers, while shares of companies involved in Energy and Utilities generally underperformed by comparison.

For more information about the performance, holdings, and portfolio characteristics of the Schwab Active Equity Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our new website at www.csimfunds.com, which provides improved functionality, enhanced design, and access to industry insights. We are also happy to hear from you at 1-800-435-4000.

Sincerely,

For full definitions of the referenced indices, please see the Glossary

1 The total return cited is calculated net of foreign withholding taxes.

6 Schwab Active Equity Funds

Fund Management

Jonas Svallin, CFA, Vice President and Head of Active Equity Products, has overall responsibility for all aspects of the management of the funds and leads the Active Equity portfolio management and research team. Prior to joining CSIM in 2012, Mr. Svallin spent nearly three years as a partner and a director of quantitative analytics and research at Fiduciary Research & Consulting, where he provided oversight of quantitative analytics and risk management efforts. From 2003 until 2009, Mr. Svallin was a principal and head portfolio manager at Algert Coldiron Investors (ACI). Prior to joining ACI, Mr. Svallin worked as a quantitative research associate at RCM Capital Management and a senior consultant at FactSet Research Systems.

Wei Li, Ph.D., CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2012, Ms. Li spent more than ten years at BlackRock, Inc. (formerly Barclays Global Investors), where she held a number of positions. From 2001 to 2009, she worked in various roles in the Global Advanced Active group, including portfolio management and quantitative research for both U.S. and international equity markets. After 2009, she worked in the defined contribution research and product development area for almost two years.

Iain Clayton, CFA, FRM, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Core Equity Fund, Schwab International Core Equity Fund and Schwab Health Care Fund. Prior to joining CSIM in 2013, Mr. Clayton spent more than five years at SSI Investment Management, where he was a portfolio manager and director of quantitative research. In these roles, Mr. Clayton co-managed multiple investment strategies and developed quantitative models and valuation approaches. From 2004 to 2008, he worked as a portfolio manager and director at RCM Capital Management and helped manage various equity portfolios and developed fundamental-based stock selection models. Prior to that, he was a vice president at Eureka Investment Advisors for almost three years and also served as a senior quantitative analyst/assistant portfolio manager. He has also worked as a quantitative research analyst at RCM Capital Management.

Schwab Active Equity Funds 7

Schwab Core Equity Fund

Performance and Fund Facts as of 04/30/15

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Core Equity Fund (7/1/96)	4.79%	14.05%	13.35%	8.17%
S&P 500® Index	4.40%	12.98%	14.33%	8.32%
Fund Category: Morningstar Large Blend	3.99%	10.83%	12.82%	7.66%

Fund Expense Ratio4: 0.72%

 Statistics

Number of Holdings	119
Weighted Average Market Cap (millions)	$109,375
Price/Earnings Ratio (P/E)	17.5
Price/Book Ratio (P/B)	2.8
Portfolio Turnover Rate[5]	44%

 Sector Weightings % of Investments

Information Technology	20.3%
Health Care	16.3%
Financials	14.7%
Consumer Staples	11.9%
Industrials	11.5%
Consumer Discretionary	10.8%
Energy	6.8%
Utilities	4.6%
Materials	2.1%
Telecommunication Services	1.0%
Total	100.0%

 Top Equity Holdings % of Net Assets6

Apple, Inc.	5.0%
Pfizer, Inc.	3.3%
PepsiCo, Inc.	2.8%
Lowe’s Cos., Inc.	2.5%
Amgen, Inc.	2.3%
The Kroger Co.	2.3%
General Dynamics Corp.	2.2%
Stanley Black & Decker, Inc.	2.2%
Valero Energy Corp.	2.2%
Cardinal Health, Inc.	2.2%
Total	27.0%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On May 21, 2009 and September 7, 2012, respectively, the Laudus U.S. MarketMasters Fund and the Schwab Premier Equity Fund merged into the fund.
[4]	As stated in the prospectus. Reflects the total annual operating expenses without contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	This list is not a recommendation of any security by the investment adviser.

8 Schwab Active Equity Funds

Schwab Dividend Equity Fund

Performance and Fund Facts as of 04/30/15

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Dividend Equity Fund (9/2/03)	3.25%	9.48%	13.19%	7.81%
Russell 1000 Value Index	2.89%	9.31%	13.39%	7.51%
Dividend Equity Spliced Index	4.60%	13.20%	14.37%	8.34%
S&P 500® Index	4.40%	12.98%	14.33%	8.32%
Fund Category: Morningstar Large Value	3.24%	8.36%	12.18%	7.06%

Fund Expense Ratio4: 0.89%

 Yields1

30-Day SEC Yield	1.40%

 Statistics

Number of Holdings	122
Weighted Average Market Cap (millions)	$97,832
Price/Earnings Ratio (P/E)	17.0
Price/Book Ratio (P/B)	2.1
Portfolio Turnover Rate[5]	35%

 Sector Weightings % of Investments

Financials	27.5%
Health Care	13.8%
Energy	10.9%
Information Technology	10.6%
Industrials	10.2%
Consumer Staples	9.4%
Consumer Discretionary	6.5%
Utilities	6.3%
Materials	2.7%
Telecommunication Services	1.5%
0.6%
Total	100.0%

 Top Equity Holdings % of Net Assets6

JPMorgan Chase & Co.	4.4%
Pfizer, Inc.	4.1%
Merck & Co., Inc.	2.6%
Wells Fargo & Co.	2.5%
ConocoPhillips	2.4%
General Dynamics Corp.	2.2%
Morgan Stanley	2.1%
Chevron Corp.	2.1%
Exxon Mobil Corp.	2.1%
Archer-Daniels-Midland Co.	2.0%
Total	26.5%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On October 7, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to October 7, 2009 is that of the fund’s former Select Shares.
[4]	As stated in the prospectus. Reflects the total annual operating expenses without contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	This list is not a recommendation of any security by the investment adviser.

Schwab Active Equity Funds 9

Schwab Large-Cap Growth Fund

Performance and Fund Facts as of 04/30/15

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Large-Cap Growth Fund (10/3/05)	6.46%	17.59%	14.25%	7.77%
Russell 1000 Growth Index	6.54%	16.67%	15.49%	9.12%
Fund Category: Morningstar Large Growth	5.32%	14.91%	13.61%	8.04%

Fund Expense Ratios4: Net 0.99%; Gross 1.04%

 Statistics

Number of Holdings	101
Weighted Average Market Cap (millions)	$117,095
Price/Earnings Ratio (P/E)	19.1
Price/Book Ratio (P/B)	3.5
Portfolio Turnover Rate[5]	44%

 Sector Weightings % of Investments

Information Technology	26.0%
Consumer Discretionary	16.2%
Health Care	15.2%
Industrials	12.3%
Consumer Staples	11.9%
Financials	8.0%
Energy	3.6%
Materials	3.2%
Utilities	1.6%
Telecommunication Services	0.4%
Other	1.6%
Total	100.0%

 Top Equity Holdings % of Net Assets6

Apple, Inc.	8.0%
PepsiCo, Inc.	3.2%
Gilead Sciences, Inc.	3.1%
Amgen, Inc.	2.9%
Microsoft Corp.	2.7%
Lowe’s Cos., Inc.	2.5%
Comcast Corp., Class A	2.4%
The Kroger Co.	2.3%
Expedia, Inc.	2.0%
Stanley Black & Decker, Inc.	1.9%
Total	31.0%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On October 7, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to October 7, 2009 is that of the fund’s former Select Shares.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	This list is not a recommendation of any security by the investment adviser.

10 Schwab Active Equity Funds

Schwab Small-Cap Equity Fund

Performance and Fund Facts as of 04/30/15

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Small-Cap Equity Fund (7/1/03)	5.05%	9.59%	15.72%	9.39%
Russell 2000® Index	4.65%	9.71%	12.73%	9.18%
Fund Category: Morningstar Small Blend	3.71%	6.86%	12.17%	8.69%

Fund Expense Ratio4: 1.10%

 Statistics

Number of Holdings	324
Weighted Average Market Cap (millions)	$1,509
Price/Earnings Ratio (P/E)	32.8
Price/Book Ratio (P/B)	2.0
Portfolio Turnover Rate[5]	50%

 Sector Weightings % of Investments

Financials	19.5%
Information Technology	18.1%
Health Care	17.7%
Consumer Discretionary	13.6%
Industrials	9.9%
Energy	5.6%
Consumer Staples	5.2%
Materials	3.6%
Telecommunication Services	1.4%
Utilities	1.4%
Other	4.0%
Total	100.0%

 Top Equity Holdings % of Net Assets6

Emergent Biosolutions, Inc.	1.1%
Empire State Realty Trust, Inc., Class A	1.1%
PAREXEL International Corp.	1.1%
First Industrial Realty Trust, Inc.	1.1%
Summit Hotel Properties, Inc.	1.1%
Molina Healthcare, Inc.	1.1%
Chambers Street Properties	1.1%
Symetra Financial Corp.	1.0%
Progress Software Corp.	1.0%
Cash America International, Inc.	1.0%
Total	10.7%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Small-company stocks are subject to greater volatility than other many asset classes.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On September 28, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to September 28, 2009 is that of the fund’s former Select Shares.
[4]	As stated in the prospectus. Reflects the total annual operating expenses without contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	This list is not a recommendation of any security by the investment adviser.

Schwab Active Equity Funds 11

Schwab Hedged Equity Fund

Performance and Fund Facts as of 04/30/15

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Hedged Equity Fund (9/3/02)	2.68%	7.78%	7.17%	4.98%
S&P 500® Index	4.40%	12.98%	14.33%	8.32%
Fund Category: Morningstar Long/Short Equity	1.85%	3.37%	6.23%	5.29%

Fund Expense Ratios4: Net 1.99%; Gross 2.02%

 Statistics

Number of Holdings
Long Holdings	124
Short Holdings	67
Weighted Average Market Cap (millions)
Long Holdings	$50,923
Short Holdings	$9,736
Price/Earnings Ratio (P/E)
Long Holdings	18.2
Short Holdings	40.8
Price/Book Ratio (P/B)
Long Holdings	2.2
Short Holdings	2.9
Portfolio Turnover Rate[5]	68%
Portfolio Turnover Rate excluding short sales[5]	47%

 Top Equity Long Holdings
 % of Net Assets6

Apple, Inc.	2.7%
Pfizer, Inc.	2.4%
Amgen, Inc.	2.3%
Archer-Daniels-Midland Co.	2.0%
Outerwall, Inc.	2.0%
Total	11.4%

 Top Equity Short Holdings
 % of Net Assets6

CarMax, Inc.	1.6%
Diamondback Energy, Inc.	1.6%
Cabela’s, Inc.	1.5%
The Williams Cos., Inc.	1.3%
United Natural Foods, Inc.	1.3%
Total	7.3%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

The Schwab Hedged Equity Fund’s long positions can decline in value at the same time the value of its shorted stocks increases, thereby increasing the potential for loss. The potential loss associated with short positions is much greater than the original value of the securities sold. The use of borrowing and short sales may cause the fund to have higher expenses than those of equity funds that do not use such techniques.

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On September 28, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to September 28, 2009 is that of the fund’s former Select Shares.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	This list is not a recommendation of any security by the investment adviser.

12 Schwab Active Equity Funds

Schwab Financial Services Fund

Performance and Fund Facts as of 04/30/15

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Financial Services Fund (7/3/00)	2.57%	11.22%	9.73%	4.03%
S&P 1500 SuperComposite Financial Sector Index	2.53%	12.04%	10.45%	1.27%
S&P 500® Index	4.40%	12.98%	14.33%	8.32%
Fund Category: Morningstar Financial	2.48%	7.00%	8.41%	3.36%

Fund Expense Ratio3: 0.90%

 Statistics

Number of Holdings	76
Weighted Average Market Cap (millions)	$80,107
Price/Earnings Ratio (P/E)	14.9
Price/Book Ratio (P/B)	1.3
Portfolio Turnover Rate[4]	27%

 Industry Weightings % of Investments

Diversified Financials	34.3%
Insurance	22.4%
Real Estate	22.4%
Banks	19.1%
Media	1.0%
Other	0.8%
Total	100.0%

 Top Equity Holdings % of Net Assets5

Wells Fargo & Co.	5.7%
Berkshire Hathaway, Inc., Class B	5.5%
JPMorgan Chase & Co.	5.4%
Citigroup, Inc.	4.8%
Bank of America Corp.	4.8%
Simon Property Group, Inc.	3.7%
MetLife, Inc.	3.5%
Morgan Stanley	3.1%
Reinsurance Group of America, Inc.	2.5%
SL Green Realty Corp.	2.4%
Total	41.4%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Since the Financial Services Fund focuses its investments on companies involved in specific sectors, this fund may involve a greater degree of risk than an investment in mutual funds that do not concentrate their investments.

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Reflects the total annual operating expenses without contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Not annualized.
[5]	This list is not a recommendation of any security by the investment adviser.

Schwab Active Equity Funds 13

Schwab Health Care Fund

Performance and Fund Facts as of 04/30/15

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Health Care Fund (7/3/00)	8.75%	25.28%	21.62%	12.44%
Dow Jones Global Health Care Index	8.96%	21.01%	18.58%	10.74%
S&P 500® Index	4.40%	12.98%	14.33%	8.32%
Fund Category: Morningstar Health	11.54%	33.51%	22.02%	13.49%

Fund Expense Ratio3: 0.80%

 Statistics

Number of Holdings	90
Weighted Average Market Cap (millions)	$89,418
Price/Earnings Ratio (P/E)	26.3
Price/Book Ratio (P/B)	4.6
Portfolio Turnover Rate[4]	44%

 Industry Weightings % of Investments

Pharmaceuticals, Biotechnology & Life Sciences	75.2%
Healthcare – Services	22.1%
Materials	1.0%
Household & Personal Products	0.4%
Software & Services	0.2%
Other Investment Company	0.2%
Technology Hardware & Equipment	0.1%
Other	0.8%
Total	100.0%

 Top Equity Holdings % of Net Assets5

Gilead Sciences, Inc.	6.4%
Johnson & Johnson	5.9%
Amgen, Inc.	5.8%
Pfizer, Inc.	5.7%
Celgene Corp.	4.3%
Merck & Co., Inc.	4.1%
Novo Nordisk A/S, Class B	3.5%
Biogen, Inc.	3.3%
Shire plc	3.0%
AbbVie, Inc.	3.0%
Total	45.0%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

Since the Health Care Fund focuses its investments on companies involved in specific sectors, this fund may involve a greater degree of risk than an investment in mutual funds that do not concentrate their investments.

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Reflects the total annual operating expenses without contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Not annualized.
[5]	This list is not a recommendation of any security by the investment adviser.

14 Schwab Active Equity Funds

Schwab International Core Equity Fund

Performance and Fund Facts as of 04/30/15

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab International Core Equity Fund (5/30/08)	7.04%	2.23%	9.84%	2.80%
MSCI EAFE® Index (Net)[4]	6.81%	1.66%	7.40%	1.32%
MSCI EAFE® Index (Gross)	7.06%	2.10%	7.89%	1.78%
Fund Category: Morningstar Foreign Large Blend	5.89%	2.25%	6.79%	0.98%

Fund Expense Ratios5: Net 0.86%; Gross 0.98%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On October 7, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund. The performance history of the fund prior to October 7, 2009 is that of the fund’s former Institutional Shares. On December 3, 2009, the Laudus Rosenberg International Equity Fund merged into the fund.
[4]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Active Equity Funds 15

 Schwab International Core Equity Fund

Performance and Fund Facts as of 04/30/15 continued

 Statistics

Number of Holdings	172
Weighted Average Market Cap (millions)	$46,503
Price/Earnings Ratio (P/E)	16.5
Price/Book Ratio (P/B)	1.8
Portfolio Turnover Rate[1]	47%

 Sector Weightings % of Investments

Financials	24.4%
Consumer Discretionary	16.7%
Industrials	12.3%
Consumer Staples	10.8%
Health Care	9.7%
Energy	7.7%
Materials	6.3%
Information Technology	6.0%
Utilities	3.6%
Telecommunication Services	2.2%
Other	0.3%
Total	100.0%

 Top Equity Holdings % of Net Assets2

Allianz SE – Reg’d	2.5%
Nestle S.A. – Reg’d	2.1%
New World Development Co., Ltd.	1.8%
Unilever plc	1.8%
Woodside Petroleum Ltd.	1.8%
Credit Agricole S.A.	1.8%
Duerr AG	1.7%
Swiss Life Holding AG – Reg’d	1.7%
BHP Billiton plc	1.7%
Unilever N.V. CVA	1.7%
Total	18.6%

 Country Weightings % of Investments

Japan	20.6%
United Kingdom	19.7%
France	9.1%
Switzerland	7.9%
Germany	7.4%
Australia	5.5%
Hong Kong	5.3%
Netherlands	4.5%
Belgium	3.0%
Denmark	2.9%
Other Countries	14.1%
Total	100.0%

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

16 Schwab Active Equity Funds

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2014 and held through April 30, 2015.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 11/1/14	at 4/30/15	11/1/14–4/30/15

Schwab Core Equity Fund
Actual Return	0.74%	$1,000.00	$1,047.90	$3.76
Hypothetical 5% Return	0.74%	$1,000.00	$1,021.13	$3.71

Schwab Dividend Equity Fund
Actual Return	0.88%	$1,000.00	$1,032.50	$4.43
Hypothetical 5% Return	0.88%	$1,000.00	$1,020.44	$4.41

Schwab Large-Cap Growth Fund
Actual Return	0.99%	$1,000.00	$1,064.60	$5.07
Hypothetical 5% Return	0.99%	$1,000.00	$1,019.89	$4.96

Schwab Small-Cap Equity Fund
Actual Return	1.09%	$1,000.00	$1,050.50	$5.54
Hypothetical 5% Return	1.09%	$1,000.00	$1,019.39	$5.46

Schwab Hedged Equity Fund
Actual Return	1.83%	$1,000.00	$1,026.80	$9.20
Hypothetical 5% Return	1.83%	$1,000.00	$1,015.73	$9.15

Schwab Financial Services Fund
Actual Return	0.89%	$1,000.00	$1,025.70	$4.47
Hypothetical 5% Return	0.89%	$1,000.00	$1,020.39	$4.46

Schwab Health Care Fund
Actual Return	0.79%	$1,000.00	$1,087.50	$4.09
Hypothetical 5% Return	0.79%	$1,000.00	$1,020.88	$3.96

Schwab International Core Equity Fund
Actual Return	0.86%	$1,000.00	$1,070.40	$4.41
Hypothetical 5% Return	0.86%	$1,000.00	$1,020.54	$4.31

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.

Schwab Active Equity Funds 17

Schwab Core Equity Fund

Financial Statements

Financial Highlights

	11/1/14–		11/1/13–	11/1/12–	11/1/11–	11/1/10–	11/1/09–
	4/30/15*		10/31/14	10/31/13	10/31/12	10/31/11	10/31/10

Per-Share Data ($)

Net asset value at beginning of period	25.48		23.46	18.80	16.81	15.78	14.26

Income (loss) from investment operations:
Net investment income (loss)	0.17	[1]	0.30	0.32	0.26	0.19	0.17
Net realized and unrealized gains (losses)	1.00		3.60	4.51	2.07	1.01	1.50

Total from investment operations	1.17		3.90	4.83	2.33	1.20	1.67
Less distributions:
Distributions from net investment income	(0.33)		(0.22)	(0.17)	(0.34)	(0.17)	(0.15)
Distributions from net realized gains	(3.40)		(1.66)	—	—	—	—

Total distributions	(3.73)		(1.88)	(0.17)	(0.34)	(0.17)	(0.15)

Net asset value at end of period	22.92		25.48	23.46	18.80	16.81	15.78

Total return (%)	4.79	[2]	17.88	25.89	13.99	7.60	11.77

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.74	[3]	0.72	0.72	0.72	0.73	0.73
Gross operating expenses	0.74	[3]	0.72	0.73	0.73	0.73	0.74
Net investment income (loss)	1.44	[3]	1.19	1.51	1.37	1.06	1.05
Portfolio turnover rate	44	[2]	63	80	45 [4]	35	49
Net assets, end of period ($ x 1,000,000)	2,371		2,317	2,247	1,880	1,719	1,792

* Unaudited.

1 Calculated based on the average shares outstanding during the period.
2 Not annualized.
3 Annualized.
4 Portfolio turnover excludes the impact of investment activities from mergers with other funds.

18 See financial notes

 Schwab Core Equity Fund

Portfolio Holdings as of April 30, 2015 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.csimfunds.com/schwabfunds_prospectus.

		Cost	Value
Holdings by Category		($)	($)

99.2%	Common Stock	1,937,386,561	2,350,733,932
1.0%	Other Investment Companies	23,815,128	23,815,128

100.2%	Total Investments	1,961,201,689	2,374,549,060
(0.2%)	Other Assets and Liabilities, Net		(3,959,526)

100.0%	Net Assets		2,370,589,534

	Number	Value
Security	of Shares	($)

Common Stock 99.2% of net assets

Automobiles & Components 1.4%
Dana Holding Corp.	813,803	17,553,731
Delphi Automotive plc	200,376	16,631,208

		34,184,939

Banks 5.0%
Bank of America Corp.	356,363	5,676,863
Citigroup, Inc.	407,396	21,722,355
JPMorgan Chase & Co.	737,537	46,656,591
Radian Group, Inc.	1,033,175	18,452,505
Wells Fargo & Co.	484,574	26,700,027

		119,208,341

Capital Goods 7.7%
Allison Transmission Holdings, Inc.	139,652	4,284,523
Emerson Electric Co.	94,100	5,535,903
General Dynamics Corp.	385,856	52,985,746
Huntington Ingalls Industries, Inc.	117,003	15,396,425
Masco Corp.	284,687	7,541,359
PACCAR, Inc.	97,028	6,340,780
Parker-Hannifin Corp.	48,545	5,794,331
Spirit AeroSystems Holdings, Inc., Class A *	169,141	8,607,586
Stanley Black & Decker, Inc.	525,977	51,913,930
United Rentals, Inc. *	257,730	24,891,563

		183,292,146

Commercial & Professional Supplies 0.9%
R.R. Donnelley & Sons Co.	1,190,000	22,157,800

Consumer Durables & Apparel 0.1%
Wolverine World Wide, Inc.	77,858	2,392,576

Consumer Services 0.5%
Starbucks Corp.	151,736	7,523,071
Vail Resorts, Inc.	39,839	3,952,427

		11,475,498

Diversified Financials 3.6%
Affiliated Managers Group, Inc. *	38,132	8,622,789
Berkshire Hathaway, Inc., Class B *	33,800	4,772,898
Lazard Ltd., Class A	774,658	41,080,114
The Goldman Sachs Group, Inc.	76,666	15,058,736
Voya Financial, Inc.	359,241	15,210,264

		84,744,801

Energy 6.8%
Chevron Corp.	63,564	7,059,418
ConocoPhillips	554,923	37,690,370
CVR Energy, Inc. (a)	181,342	7,260,934
EOG Resources, Inc.	201,148	19,903,594
Exxon Mobil Corp.	145,500	12,712,335
Marathon Petroleum Corp.	32,893	3,242,263
Superior Energy Services, Inc.	198,204	5,054,202
Tesoro Corp.	26,034	2,234,498
Valero Energy Corp.	911,552	51,867,309
Western Refining, Inc.	300,153	13,221,740

		160,246,663

Food & Staples Retailing 4.6%
Costco Wholesale Corp.	310,523	44,420,315
The Kroger Co.	795,007	54,783,932
Wal-Mart Stores, Inc.	135,055	10,541,043

		109,745,290

Food, Beverage & Tobacco 6.0%
Archer-Daniels-Midland Co.	859,484	42,011,578
Dr Pepper Snapple Group, Inc.	311,006	23,194,828
Ingredion, Inc.	57,826	4,591,384
PepsiCo, Inc.	701,248	66,702,710
Pilgrim’s Pride Corp. (a)	258,540	6,385,938

		142,886,438

Health Care Equipment & Services 5.0%
C.R. Bard, Inc.	95,800	15,958,364
Cardinal Health, Inc.	606,384	51,142,427
Centene Corp. *	231,796	14,369,034
McKesson Corp.	143,918	32,151,281
Molina Healthcare, Inc. *	82,301	4,874,688

		118,495,794

Household & Personal Products 1.1%
Spectrum Brands Holdings, Inc.	286,109	26,158,946

See financial notes 19

 Schwab Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Insurance 2.7%
MetLife, Inc.	356,464	18,283,039
Reinsurance Group of America, Inc.	371,354	34,023,453
The Allstate Corp.	58,400	4,068,144
The Travelers Cos., Inc.	32,387	3,274,650
W. R. Berkley Corp.	81,806	4,007,676

		63,656,962

Materials 2.0%
Ashland, Inc.	120,100	15,175,836
Crown Holdings, Inc. *	112,530	6,105,878
Graphic Packaging Holding Co.	244,385	3,445,828
International Paper Co.	27,117	1,456,725
LyondellBasell Industries N.V., Class A	26,104	2,702,286
PolyOne Corp.	191,260	7,468,703
Steel Dynamics, Inc.	528,097	11,686,787

		48,042,043

Media 1.3%
Comcast Corp., Class A	510,187	29,468,401

Pharmaceuticals, Biotechnology & Life Sciences 11.2%
Amgen, Inc.	350,442	55,338,296
Biogen, Inc. *	29,975	11,208,552
Celgene Corp. *	185,382	20,032,379
Gilead Sciences, Inc. *	440,679	44,292,647
Johnson & Johnson	253,616	25,158,707
Merck & Co., Inc.	338,595	20,166,718
PAREXEL International Corp. *	162,430	10,326,487
Pfizer, Inc.	2,318,632	78,671,184

		265,194,970

Real Estate 3.3%
CBL & Associates Properties, Inc.	101,771	1,832,896
Equity Residential	46,643	3,445,052
General Growth Properties, Inc.	512,258	14,035,869
Simon Property Group, Inc.	159,090	28,873,244
SL Green Realty Corp.	244,909	29,967,065

		78,154,126

Retailing 7.5%
Best Buy Co., Inc.	374,483	12,975,836
Expedia, Inc.	413,436	38,958,074
L Brands, Inc.	40,399	3,610,055
Liberty Interactive Corp., Class A *	511,400	14,707,864
Lowe’s Cos., Inc.	844,799	58,172,859
Macy’s, Inc.	486,616	31,449,992
The Gap, Inc.	308,643	12,234,609
The Home Depot, Inc.	47,694	5,102,304

		177,211,593

Semiconductors & Semiconductor Equipment 0.5%
Intel Corp.	350,808	11,418,800

Software & Services 11.8%
Accenture plc, Class A	162,812	15,084,532
AOL, Inc. *	435,603	17,380,560
Broadridge Financial Solutions, Inc.	150,973	8,140,464
Computer Sciences Corp.	793,062	51,112,846
Electronic Arts, Inc. *	293,712	17,061,730
Google, Inc., Class A *	24,223	13,292,856
Google, Inc., Class C *	16,746	8,998,211
Leidos Holdings, Inc.	165,599	6,895,542
Microsoft Corp.	756,800	36,810,752
Oracle Corp.	1,041,399	45,425,824
Rackspace Hosting, Inc. *	215,199	11,599,226
Synopsys, Inc. *	474,942	22,265,281
Xerox Corp.	2,286,742	26,297,533

		280,365,357

Technology Hardware & Equipment 7.9%
Apple, Inc.	940,980	117,763,647
Corning, Inc.	214,735	4,494,403
EMC Corp.	93,071	2,504,541
F5 Networks, Inc. *	55,380	6,757,468
Hewlett-Packard Co.	1,147,369	37,828,756
NetApp, Inc.	110,387	4,001,529
Seagate Technology plc	87,491	5,137,471
Western Digital Corp.	75,980	7,426,285

		185,914,100

Telecommunication Services 1.0%
Verizon Communications, Inc.	465,714	23,490,614

Transportation 2.7%
Delta Air Lines, Inc.	618,634	27,615,821
FedEx Corp.	108,449	18,389,697
United Continental Holdings, Inc. *	74,881	4,473,391
United Parcel Service, Inc., Class B	140,877	14,162,365

		64,641,274

Utilities 4.6%
AES Corp.	570,148	7,554,461
American Electric Power Co., Inc.	78,363	4,456,504
Entergy Corp.	594,412	45,876,718
NRG Energy, Inc.	791,718	19,982,962
Public Service Enterprise Group, Inc.	239,516	9,949,495
UGI Corp.	585,071	20,366,320

		108,186,460

Total Common Stock
(Cost $1,937,386,561)		2,350,733,932

20 See financial notes

 Schwab Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Other Investment Companies 1.0% of net assets

Money Market Fund 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (b)	17,705,639	17,705,639

Securities Lending Collateral 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (b)	6,109,489	6,109,489

Total Other Investment Companies
(Cost $23,815,128)		23,815,128

End of Investments.

At 04/30/15, the tax basis cost of the fund’s investments was $1,961,796,353 and the unrealized appreciation and depreciation were $428,904,560 and ($16,151,853), respectively, with a net unrealized appreciation of $412,752,707.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $6,293,187. Non-cash collateral pledged to the fund for securities on loan amounted to $233,130.
(b)	The rate shown is the 7-day yield.

In addition to the above, the fund held the following at 04/30/15:

		Contract	Unrealized
	Number of	Value	Appreciation
	Contracts	($)	($)

Futures Contracts

S&P 500 Index, e-mini, Long, expires 06/19/15	114	11,849,730	88,803

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2015 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$2,350,733,932	$—	$—	$2,350,733,932
Other Investment Companies[1]	23,815,128	—	—	23,815,128

Total	$2,374,549,060	$—	$—	$2,374,549,060

Other Financial Instruments
Futures Contracts[2]	$88,803	$—	$—	$88,803

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2015.

See financial notes 21

 Schwab Core Equity Fund

Statement of
Assets and Liabilities
As of April 30, 2015; unaudited

Assets

Investments, at value (cost $1,955,092,200) including securities on loan of $6,293,187		$2,368,439,571
Collateral invested for securities on loan, at value (cost $6,109,489)	+	6,109,489

Total investments, at value (cost $1,961,201,689)		2,374,549,060
Cash		4,105
Deposit with broker for futures contracts		1,329,400
Receivables:
Fund shares sold		1,613,979
Dividends		1,507,365
Income from securities on loan		15,773
Prepaid expenses	+	17,381

Total assets		2,379,037,063

Liabilities

Collateral held for securities on loan		6,109,489
Payables:
Investment adviser and administrator fees		218,234
Shareholder service fees		80,406
Fund shares redeemed		1,823,291
Variation margin on futures contracts		114,570
Accrued expenses	+	101,539

Total liabilities		8,447,529

Net Assets

Total assets		2,379,037,063
Total liabilities	−	8,447,529

Net assets		$2,370,589,534

Net Assets by Source
Capital received from investors		1,795,470,059
Net investment income not yet distributed		10,821,099
Net realized capital gains		150,862,202
Net unrealized capital appreciation		413,436,174

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$2,370,589,534		103,414,892		$22.92

22 See financial notes

 Schwab Core Equity Fund

Statement of
Operations
For the period November 1, 2014 through April 30, 2015; unaudited

Investment Income

Dividends		$24,960,424
Interest		73
Securities on loan	+	441,538

Total investment income		25,402,035

Expenses

Investment adviser and administrator fees		5,498,103
Shareholder service fees		2,913,425
Shareholder reports		43,037
Portfolio accounting fees		40,199
Transfer agent fees		30,724
Registration fees		25,621
Custodian fees		23,899
Professional fees		19,184
Independent trustees’ fees		8,355
Interest expense		98
Other expenses	+	34,688

Total expenses		8,637,333
Expense reduction by CSIM and its affiliates	−	30,724

Net expenses	−	8,606,609

Net investment income		16,795,426

Realized and Unrealized Gains (Losses)

Net realized gains on investments		174,022,290
Net realized losses on futures contracts	+	(573,222)

Net realized gains		173,449,068
Net change in unrealized appreciation (depreciation) on investments		(78,894,562)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(192,442)

Net change in unrealized appreciation (depreciation)	+	(79,087,004)

Net realized and unrealized gains		94,362,064

Increase in net assets resulting from operations		$111,157,490

See financial notes 23

 Schwab Core Equity Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/14-4/30/15			11/1/13-10/31/14
Net investment income		$16,795,426	$27,282,370
Net realized gains		173,449,068	321,767,221
Net change in unrealized appreciation (depreciation)	+	(79,087,004)	32,031,539

Increase in net assets from operations		111,157,490	381,081,130

Distributions to Shareholders

Distributions from net investment income		(30,311,016)	(21,200,511)
Distributions from net realized gains	+	(308,068,333)	(157,596,466)

Total distributions		($338,379,349)	($178,796,977)

Transactions in Fund Shares

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		7,785,979	$178,944,299	10,594,267	$247,389,415
Shares reinvested		10,461,915	236,857,753	4,044,873	89,432,146
Shares redeemed	+	(5,767,174)	(135,319,714)	(19,480,472)	(468,899,959)

Net transactions in fund shares		12,480,720	$280,482,338	(4,841,332)	($132,078,398)

Shares Outstanding and Net Assets

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		90,934,172	$2,317,329,055	95,775,504	$2,247,123,300
Total increase or decrease	+	12,480,720	53,260,479	(4,841,332)	70,205,755

End of period		103,414,892	$2,370,589,534	90,934,172	$2,317,329,055

Net investment income not yet distributed			$10,821,099		$24,336,689

24 See financial notes

Schwab Dividend Equity Fund

Financial Statements

Financial Highlights

	11/1/14–		11/1/13–	11/1/12–	11/1/11–	11/1/10–	11/1/09–
	4/30/15*		10/31/14	10/31/13	10/31/12	10/31/11	10/31/10

Per-Share Data ($)

Net asset value at beginning of period	19.17		18.22	14.52	13.15	12.08	10.94

Income (loss) from investment operations:
Net investment income (loss)	0.16	[1]	0.27	0.32	0.27	0.23	0.21
Net realized and unrealized gains (losses)	0.44		2.16	3.70	1.38	1.06	1.14

Total from investment operations	0.60		2.43	4.02	1.65	1.29	1.35
Less distributions:
Distributions from net investment income	(0.15)		(0.29)	(0.32)	(0.28)	(0.22)	(0.21)
Distributions from net realized gains	(2.55)		(1.19)	—	—	—	—

Total distributions	(2.70)		(1.48)	(0.32)	(0.28)	(0.22)	(0.21)

Net asset value at end of period	17.07		19.17	18.22	14.52	13.15	12.08

Total return (%)	3.25	[2]	14.26	27.99	12.65	10.73	12.42

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.88	[3]	0.89	0.89	0.89	0.89	0.89
Gross operating expenses	0.88	[3]	0.89	0.89	0.89	0.89	0.89
Net investment income (loss)	1.81	[3]	1.47	1.97	1.89	1.77	1.74
Portfolio turnover rate	35	[2]	72	64	55	31	37
Net assets, end of period ($ x 1,000,000)	2,008		2,053	1,804	1,390	1,325	1,322

* Unaudited.

1 Calculated based on the average shares outstanding during the period.
2 Not annualized.
3 Annualized.

See financial notes 25

 Schwab Dividend Equity Fund

Portfolio Holdings as of April 30, 2015 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.csimfunds.com/schwabfunds_prospectus.

		Cost	Value
Holdings by Category		($)	($)

99.4%	Common Stock	1,741,187,668	1,995,507,160
0.6%	Short-Term Investment	12,668,864	12,668,864

100.0%	Total Investments	1,753,856,532	2,008,176,024
(0.0%)	Other Assets and Liabilities, Net		(8,157)

100.0%	Net Assets		2,008,167,867

	Number	Value
Security	of Shares	($)

Common Stock 99.4% of net assets

Automobiles & Components 1.4%
Dana Holding Corp.	335,912	7,245,622
Delphi Automotive plc	6,153	510,699
General Motors Co.	583,591	20,460,700

		28,217,021

Banks 10.1%
Citigroup, Inc.	738,523	39,378,046
First Niagara Financial Group, Inc.	387,000	3,519,765
Huntington Bancshares, Inc.	430,000	4,669,800
JPMorgan Chase & Co.	1,386,080	87,683,421
Radian Group, Inc.	218,936	3,910,197
Regions Financial Corp.	376,400	3,700,012
The PNC Financial Services Group, Inc.	106,746	9,791,811
Wells Fargo & Co.	917,824	50,572,102

		203,225,154

Capital Goods 8.1%
3M Co.	38,804	6,068,557
Allison Transmission Holdings, Inc.	190,831	5,854,695
Caterpillar, Inc.	253,725	22,043,628
Emerson Electric Co.	329,700	19,396,251
General Dynamics Corp.	319,313	43,848,061
General Electric Co.	462,800	12,532,624
Huntington Ingalls Industries, Inc.	61,235	8,057,914
Lockheed Martin Corp.	11,391	2,125,561
Stanley Black & Decker, Inc.	408,718	40,340,467
United Rentals, Inc. *	28,412	2,744,031

		163,011,789

Commercial & Professional Supplies 1.5%
KAR Auction Services, Inc.	47,300	1,760,033
Pitney Bowes, Inc.	292,563	6,544,634
R.R. Donnelley & Sons Co.	1,186,316	22,089,204

		30,393,871

Consumer Services 0.6%
Vail Resorts, Inc.	118,884	11,794,482

Diversified Financials 5.8%
Affiliated Managers Group, Inc. *	24,804	5,608,928
Berkshire Hathaway, Inc., Class B *	79,842	11,274,489
Interactive Brokers Group, Inc., Class A	45,575	1,547,271
Janus Capital Group, Inc.	120,561	2,158,042
Lazard Ltd., Class A	678,120	35,960,704
Morgan Stanley	1,128,632	42,109,260
The Goldman Sachs Group, Inc.	42,930	8,432,311
Voya Financial, Inc.	239,663	10,147,331

		117,238,336

Energy 10.9%
Chevron Corp.	376,315	41,793,544
ConocoPhillips	703,270	47,766,098
CVR Energy, Inc.	150,739	6,035,590
Exxon Mobil Corp.	471,144	41,163,851
Marathon Oil Corp.	320,700	9,973,770
Murphy Oil Corp.	87,058	4,144,831
Nabors Industries Ltd.	405,453	6,771,065
National Oilwell Varco, Inc.	195,932	10,660,660
Tesoro Corp.	113,700	9,758,871
Valero Energy Corp.	684,401	38,942,417
Western Refining, Inc.	32,310	1,423,256

		218,433,953

Food & Staples Retailing 4.9%
Costco Wholesale Corp.	256,738	36,726,371
The Kroger Co.	528,578	36,424,310
Wal-Mart Stores, Inc.	331,489	25,872,716

		99,023,397

Food, Beverage & Tobacco 4.1%
Archer-Daniels-Midland Co.	828,103	40,477,675
Dr Pepper Snapple Group, Inc.	197,905	14,759,755
PepsiCo, Inc.	218,988	20,830,139
Pilgrim’s Pride Corp.	277,445	6,852,891

		82,920,460

Health Care Equipment & Services 3.9%
Aetna, Inc.	126,601	13,529,849
C.R. Bard, Inc.	55,800	9,295,164
Cardinal Health, Inc.	431,608	36,401,819
Centene Corp. *	242,550	15,035,674
McKesson Corp.	21,910	4,894,694

		79,157,200

26 See financial notes

 Schwab Dividend Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Household & Personal Products 0.4%
Spectrum Brands Holdings, Inc.	58,048	5,307,329
The Procter & Gamble Co.	23,588	1,875,482

		7,182,811

Insurance 6.0%
AmTrust Financial Services, Inc.	153,839	9,148,806
Aspen Insurance Holdings Ltd.	130,784	6,111,536
Assured Guaranty Ltd.	250,413	6,508,234
Everest Re Group Ltd.	10,792	1,930,797
MetLife, Inc.	531,270	27,248,838
Reinsurance Group of America, Inc.	429,882	39,385,789
The Travelers Cos., Inc.	254,328	25,715,104
W. R. Berkley Corp.	77,969	3,819,701

		119,868,805

Materials 2.7%
Huntsman Corp.	69,900	1,611,195
International Paper Co.	545,447	29,301,413
PolyOne Corp.	163,956	6,402,482
Steel Dynamics, Inc.	724,991	16,044,051
United States Steel Corp.	56,429	1,355,424

		54,714,565

Media 0.3%
The Interpublic Group of Cos., Inc.	253,915	5,291,589

Pharmaceuticals, Biotechnology & Life Sciences 9.9%
Amgen, Inc.	216,972	34,262,048
Gilead Sciences, Inc. *	118,586	11,919,079
Johnson & Johnson	149,900	14,870,080
Merck & Co., Inc.	871,341	51,897,070
PAREXEL International Corp. *	60,910	3,872,353
Pfizer, Inc.	2,401,074	81,468,441

		198,289,071

Real Estate 5.6%
Brandywine Realty Trust	203,818	2,971,666
CBL & Associates Properties, Inc.	157,146	2,830,200
Duke Realty Corp.	1,409,778	27,927,702
Equity LifeStyle Properties, Inc.	175,148	9,251,317
Equity Residential	71,100	5,251,446
General Growth Properties, Inc.	101,769	2,788,471
Highwoods Properties, Inc.	23,380	1,006,275
Kilroy Realty Corp.	112,898	8,014,629
Retail Properties of America, Inc., Class A	597,000	9,020,670
RLJ Lodging Trust	142,000	4,213,140
Simon Property Group, Inc.	68,893	12,503,391
SL Green Realty Corp.	184,948	22,630,237
UDR, Inc.	102,692	3,365,217

		111,774,361

Retailing 4.3%
Best Buy Co., Inc.	333,863	11,568,353
Expedia, Inc.	305,541	28,791,128
Lowe’s Cos., Inc.	437,677	30,138,438
Macy’s, Inc.	130,499	8,434,150
The Gap, Inc.	167,143	6,625,549

		85,557,618

Semiconductors & Semiconductor Equipment 1.4%
Intel Corp.	841,990	27,406,775

Software & Services 4.8%
Accenture plc, Class A	22,271	2,063,408
AOL, Inc. *	24,127	962,667
Broadridge Financial Solutions, Inc.	23,665	1,276,017
Computer Sciences Corp.	585,415	37,729,997
Electronic Arts, Inc. *	238,153	13,834,308
Leidos Holdings, Inc.	228,411	9,511,034
Microsoft Corp.	477,374	23,219,471
Rackspace Hosting, Inc. *	97,795	5,271,151
Xerox Corp.	258,734	2,975,441

		96,843,494

Technology Hardware & Equipment 4.4%
Apple, Inc.	247,827	31,015,549
Corning, Inc.	302,242	6,325,925
F5 Networks, Inc. *	48,271	5,890,027
Hewlett-Packard Co.	1,076,400	35,488,908
NetApp, Inc.	243,374	8,822,308

		87,542,717

Telecommunication Services 1.5%
AT&T, Inc.	495,286	17,156,707
CenturyLink, Inc.	355,099	12,769,360
Frontier Communications Corp.	8,865	60,814

		29,986,881

Transportation 0.5%
Alaska Air Group, Inc.	44,771	2,868,030
Southwest Airlines Co.	199,443	8,089,408

		10,957,438

Utilities 6.3%
AES Corp.	854,365	11,320,336
American Electric Power Co., Inc.	490,867	27,915,606
Entergy Corp.	487,549	37,629,032
NRG Energy, Inc.	955,907	24,127,093
UGI Corp.	737,814	25,683,305

		126,675,372

Total Common Stock
(Cost $1,741,187,668)		1,995,507,160

See financial notes 27

 Schwab Dividend Equity Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.6% of net assets

Time Deposit 0.6%
JPMorgan Chase Bank
0.03%, 05/01/15	12,668,864	12,668,864

Total Short-Term Investment
(Cost $12,668,864)		12,668,864

End of Investments.

At 04/30/15, the tax basis cost of the fund’s investments was $1,753,986,556 and the unrealized appreciation and depreciation were $283,891,571 and ($29,702,103), respectively, with a net unrealized appreciation of $254,189,468.

*	Non-income producing security.

In addition to the above, the fund held the following at 04/30/15:

		Contract	Unrealized
	Number of	Value	Appreciation
	Contracts	($)	($)

Futures Contracts

S&P 500 Index, e-mini, Long, expires 06/19/15	98	10,186,610	180,417

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2015 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$1,995,507,160	$—	$—	$1,995,507,160
Short-Term Investment[1]	—	12,668,864	—	12,668,864

Total	$1,995,507,160	$12,668,864	$—	$2,008,176,024

Other Financial Instruments
Futures Contracts[2]	$180,417	$—	$—	$180,417

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2015.

28 See financial notes

 Schwab Dividend Equity Fund

Statement of
Assets and Liabilities
As of April 30, 2015; unaudited

Assets

Investments, at value (cost $1,753,856,532)		$2,008,176,024
Deposit with broker for futures contracts		450,800
Receivables:
Investments sold		7,655,651
Dividends		1,484,391
Fund shares sold		1,390,535
Interest		11
Prepaid expenses	+	13,435

Total assets		2,019,170,847

Liabilities

Payables:
Investments bought		5,727,436
Investment adviser and administrator fees		243,097
Shareholder service fees		99,448
Fund shares redeemed		4,725,203
Variation margin on futures contracts		98,490
Accrued expenses	+	109,306

Total liabilities		11,002,980

Net Assets

Total assets		2,019,170,847
Total liabilities	−	11,002,980

Net assets		$2,008,167,867

Net Assets by Source
Capital received from investors		1,616,261,072
Net investment income not yet distributed		1,099,138
Net realized capital gains		136,307,748
Net unrealized capital appreciation		254,499,909

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$2,008,167,867		117,661,407		$17.07

See financial notes 29

 Schwab Dividend Equity Fund

Statement of
Operations
For the period November 1, 2014 through April 30, 2015; unaudited

Investment Income

Dividends		$27,307,127
Interest	+	3,112

Total investment income		27,310,239

Expenses

Investment adviser and administrator fees		6,285,624
Shareholder service fees		2,477,272
Shareholder reports		39,678
Portfolio accounting fees		39,563
Registration fees		25,972
Custodian fees		21,303
Professional fees		20,891
Transfer agent fees		20,190
Independent trustees’ fees		7,764
Other expenses	+	28,987

Total expenses		8,967,244
Expense reduction by CSIM and its affiliates	−	20,190

Net expenses	−	8,947,054

Net investment income		18,363,185

Realized and Unrealized Gains (Losses)

Net realized gains on investments		136,130,585
Net realized gains on futures contracts	+	50,701

Net realized gains		136,181,286
Net change in unrealized appreciation (depreciation) on investments		(87,470,623)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(22,991)

Net change in unrealized appreciation (depreciation)	+	(87,493,614)

Net realized and unrealized gains		48,687,672

Increase in net assets resulting from operations		$67,050,857

30 See financial notes

 Schwab Dividend Equity Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/14-4/30/15			11/1/13-10/31/14
Net investment income		$18,363,185	$28,562,537
Net realized gains		136,181,286	273,148,591
Net change in unrealized appreciation (depreciation)	+	(87,493,614)	(45,088,782)

Increase in net assets from operations		67,050,857	256,622,346

Distributions to Shareholders

Distributions from net investment income		(17,264,047)	(30,034,449)
Distributions from net realized gains	+	(272,348,613)	(118,279,747)

Total distributions		($289,612,660)	($148,314,196)

Transactions in Fund Shares

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		8,559,650	$147,278,809	17,591,274	$317,805,473
Shares reinvested		11,708,977	199,313,294	5,046,536	87,839,410
Shares redeemed	+	(9,731,478)	(169,093,360)	(14,499,226)	(264,363,089)

Net transactions in fund shares		10,537,149	$177,498,743	8,138,584	$141,281,794

Shares Outstanding and Net Assets

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		107,124,258	$2,053,230,927	98,985,674	$1,803,640,983
Total increase or decrease	+	10,537,149	(45,063,060)	8,138,584	249,589,944

End of period		117,661,407	$2,008,167,867	107,124,258	$2,053,230,927

Net investment income not yet distributed			$1,099,138		$—

See financial notes 31

Schwab Large-Cap Growth Fund

Financial Statements

Financial Highlights

	11/1/14–		11/1/13–	11/1/12–	11/1/11–	11/1/10–	11/1/09–
	4/30/15*		10/31/14	10/31/13	10/31/12	10/31/11	10/31/10

Per-Share Data ($)

Net asset value at beginning of period	18.38		15.66	12.48	11.18	10.48	9.10

Income (loss) from investment operations:
Net investment income (loss)	0.09	[1]	0.11	0.14	0.07	0.07	0.05
Net realized and unrealized gains (losses)	1.03		2.70	3.17	1.29	0.69	1.39

Total from investment operations	1.12		2.81	3.31	1.36	0.76	1.44
Less distributions:
Distributions from net investment income	(0.09)		(0.09)	(0.13)	(0.06)	(0.06)	(0.06)
Distributions from net realized gains	(1.82)		—	—	—	—	—

Total distributions	(1.91)		(0.09)	(0.13)	(0.06)	(0.06)	(0.06)

Net asset value at end of period	17.59		18.38	15.66	12.48	11.18	10.48

Total return (%)	6.46	[2]	18.06	26.76	12.18	7.25	15.83

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.99	[3]	0.99	0.99	0.99	0.99	1.00 [4]
Gross operating expenses	1.03	[3]	1.04	1.05	1.05	1.05	1.04
Net investment income (loss)	1.00	[3]	0.60	1.00	0.53	0.56	0.39
Portfolio turnover rate	44	[2]	82	87	79	62	57
Net assets, end of period ($ x 1,000,000)	259		256	253	217	213	219

* Unaudited.

1 Calculated based on the average shares outstanding during the period.
2 Not annualized.
3 Annualized.
4 The ratio of net operating expenses would have been 0.99%, if certain non-routine expenses had not been incurred.

32 See financial notes

 Schwab Large-Cap Growth Fund

Portfolio Holdings as of April 30, 2015 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.csimfunds.com/schwabfunds_prospectus.

		Cost	Value
Holdings by Category		($)	($)

99.2%	Common Stock	210,165,779	256,879,913
0.8%	Other Investment Company	2,156,626	2,156,626
0.8%	Short-Term Investment	1,929,741	1,929,741

100.8%	Total Investments	214,252,146	260,966,280
(0.8%)	Other Assets and Liabilities, Net		(2,000,737)

100.0%	Net Assets		258,965,543

	Number	Value
Security	of Shares	($)

Common Stock 99.2% of net assets

Automobiles & Components 2.2%
Dana Holding Corp.	81,901	1,766,604
Delphi Automotive plc	43,901	3,643,783
General Motors Co.	9,193	322,307

		5,732,694

Banks 1.5%
JPMorgan Chase & Co.	12,865	813,840
Radian Group, Inc.	178,398	3,186,188

		4,000,028

Capital Goods 8.2%
Emerson Electric Co.	11,500	676,545
General Dynamics Corp.	33,352	4,579,897
Huntington Ingalls Industries, Inc.	32,893	4,328,390
Masco Corp.	103,540	2,742,774
Spirit AeroSystems Holdings, Inc., Class A *	32,210	1,639,167
Stanley Black & Decker, Inc.	51,417	5,074,858
United Rentals, Inc. *	23,974	2,315,409

		21,357,040

Commercial & Professional Supplies 1.4%
R.R. Donnelley & Sons Co.	201,500	3,751,930

Consumer Durables & Apparel 0.7%
Deckers Outdoor Corp. *	16,772	1,241,128
NIKE, Inc., Class B	4,468	441,617

		1,682,745

Consumer Services 1.0%
Cracker Barrel Old Country Store, Inc.	1,133	150,100
Vail Resorts, Inc.	24,376	2,418,343

		2,568,443

Diversified Financials 3.2%
Affiliated Managers Group, Inc. *	8,666	1,959,643
Lazard Ltd., Class A	62,985	3,340,094
The Goldman Sachs Group, Inc.	8,983	1,764,441
Voya Financial, Inc.	27,672	1,171,632

		8,235,810

Energy 3.7%
ConocoPhillips	20,200	1,371,984
CVR Energy, Inc.	12,427	497,577
EOG Resources, Inc.	27,095	2,681,050
Marathon Petroleum Corp.	3,917	386,099
National Oilwell Varco, Inc.	12,542	682,410
Tesoro Corp.	5,852	502,277
Valero Energy Corp.	58,590	3,333,771

		9,455,168

Food & Staples Retailing 3.5%
Costco Wholesale Corp.	22,020	3,149,961
The Kroger Co.	86,621	5,969,053

		9,119,014

Food, Beverage & Tobacco 7.5%
Archer-Daniels-Midland Co.	92,802	4,536,162
Dr Pepper Snapple Group, Inc.	66,974	4,994,921
PepsiCo, Inc.	86,828	8,259,079
Pilgrim’s Pride Corp. (a)	67,848	1,675,846

		19,466,008

Health Care Equipment & Services 4.6%
C.R. Bard, Inc.	18,788	3,129,705
Cardinal Health, Inc.	36,645	3,090,639
Centene Corp. *	28,200	1,748,118
Community Health Systems, Inc. *	16,981	911,540
Hologic, Inc. *	23,532	793,970
McKesson Corp.	5,707	1,274,944
Molina Healthcare, Inc. *	17,746	1,051,095

		12,000,011

Household & Personal Products 1.0%
Spectrum Brands Holdings, Inc.	27,382	2,503,536

Insurance 1.4%
CNA Financial Corp.	5,274	212,542
Reinsurance Group of America, Inc.	37,534	3,438,865

		3,651,407

Materials 3.3%
LyondellBasell Industries N.V., Class A	24,602	2,546,799

See financial notes 33

 Schwab Large-Cap Growth Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
PolyOne Corp.	109,506	4,276,209
Steel Dynamics, Inc.	36,761	813,521
United States Steel Corp.	33,000	792,660

		8,429,189

Media 3.1%
Comcast Corp., Class A	105,149	6,073,406
Scripps Networks Interactive, Inc., Class A	5,298	370,118
Starz, Class A *	25,000	983,250
The Interpublic Group of Cos., Inc.	29,014	604,652

		8,031,426

Pharmaceuticals, Biotechnology & Life Sciences 10.7%
AbbVie, Inc.	34,000	2,198,440
Amgen, Inc.	47,432	7,489,987
Biogen, Inc. *	6,087	2,276,112
Celgene Corp. *	23,684	2,559,293
Gilead Sciences, Inc. *	80,438	8,084,823
PAREXEL International Corp. *	51,378	3,266,356
Pfizer, Inc.	54,263	1,841,144

		27,716,155

Real Estate 1.9%
SL Green Realty Corp.	39,952	4,888,527

Retailing 9.4%
Best Buy Co., Inc.	46,800	1,621,620
Big Lots, Inc.	56,727	2,585,049
Expedia, Inc.	56,057	5,282,251
Lowe’s Cos., Inc.	93,014	6,404,944
Macy’s, Inc.	67,550	4,365,757
The Gap, Inc.	76,911	3,048,752
The Home Depot, Inc.	6,239	667,448
The TJX Cos., Inc.	5,338	344,515

		24,320,336

Semiconductors & Semiconductor Equipment 0.4%
Skyworks Solutions, Inc.	11,322	1,044,455

Software & Services 15.3%
AOL, Inc. *	84,356	3,365,804
Broadridge Financial Solutions, Inc.	38,319	2,066,160
Computer Sciences Corp.	75,503	4,866,168
eBay, Inc. *	8,983	523,350
Electronic Arts, Inc. *	46,894	2,724,072
Facebook, Inc., Class A *	43,557	3,430,985
Google, Inc., Class A *	6,100	3,347,497
Google, Inc., Class C *	5,816	3,125,127
IAC/InterActiveCorp	4,600	321,172
j2 Global, Inc.	11,224	778,609
Leidos Holdings, Inc.	88,304	3,676,979
Microsoft Corp.	141,900	6,902,016
NeuStar, Inc., Class A *(a)	20,061	601,830
Rackspace Hosting, Inc. *	48,854	2,633,231
ServiceNow, Inc. *	10,500	786,030
Xerox Corp.	43,559	500,929

		39,649,959

Technology Hardware & Equipment 10.5%
Apple, Inc.	165,669	20,733,475
ARRIS Group, Inc. *	21,334	718,423
CDW Corp.	20,500	785,560
F5 Networks, Inc. *	13,327	1,626,161
Hewlett-Packard Co.	64,755	2,134,972
NetApp, Inc.	29,972	1,086,485

		27,085,076

Telecommunication Services 0.4%
Verizon Communications, Inc.	20,331	1,025,496

Transportation 2.7%
Alaska Air Group, Inc.	25,235	1,616,554
Avis Budget Group, Inc. *	3,781	204,704
Delta Air Lines, Inc.	61,486	2,744,735
Matson, Inc.	34,000	1,377,000
Southwest Airlines Co.	28,052	1,137,789

		7,080,782

Utilities 1.6%
Entergy Corp.	40,618	3,134,897
NRG Energy, Inc.	37,630	949,781

		4,084,678

Total Common Stock
(Cost $210,165,779)		256,879,913

Other Investment Company 0.8% of net assets

Securities Lending Collateral 0.8%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (b)	2,156,626	2,156,626

Total Other Investment Company
(Cost $2,156,626)		2,156,626

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.8% of net assets

Time Deposit 0.8%
JPMorgan Chase Bank
0.03%, 05/01/15	1,929,741	1,929,741

Total Short-Term Investment
(Cost $1,929,741)		1,929,741

End of Investments.

34 See financial notes

 Schwab Large-Cap Growth Fund

Portfolio Holdings (Unaudited) continued

At 04/30/15, the tax basis cost of the fund’s investments was $214,252,146 and the unrealized appreciation and depreciation were $48,603,710 and ($1,889,576), respectively, with a net unrealized appreciation of $46,714,134.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $2,162,933.
(b)	The rate shown is the 7-day yield.

In addition to the above, the fund held the following at 04/30/15:

		Contract	Unrealized
	Number of	Value	Appreciation
	Contracts	($)	($)

Futures Contracts

S&P 500 Index, e-mini, Long, expires 06/19/15	15	1,559,175	27,615

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2015 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$256,879,913	$—	$—	$256,879,913
Other Investment Company[1]	2,156,626	—	—	2,156,626
Short-Term Investment[1]	—	1,929,741	—	1,929,741

Total	$259,036,539	$1,929,741	$—	$260,966,280

Other Financial Instruments
Futures Contracts[2]	$27,615	$—	$—	$27,615

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2015.

See financial notes 35

 Schwab Large-Cap Growth Fund

Statement of
Assets and Liabilities
As of April 30, 2015; unaudited

Assets

Investments, at value (cost $212,095,520) including securities on loan of $2,162,933		$258,809,654
Collateral invested for securities on loan, at value (cost $2,156,626)	+	2,156,626

Total investments, at value (cost $214,252,146)		260,966,280
Deposit with broker for futures contracts		69,000
Receivables:
Investments sold		7,863,782
Fund shares sold		179,598
Dividends		124,416
Income from securities on loan		8,837
Prepaid expenses	+	3,201

Total assets		269,215,114

Liabilities

Collateral held for securities on loan		2,156,626
Payables:
Investments bought		7,823,410
Investment adviser and administrator fees		35,570
Shareholder service fees		13,298
Fund shares redeemed		150,763
Variation margin on futures contracts		15,075
Accrued expenses	+	54,829

Total liabilities		10,249,571

Net Assets

Total assets		269,215,114
Total liabilities	−	10,249,571

Net assets		$258,965,543

Net Assets by Source
Capital received from investors		194,100,476
Net investment income not yet distributed		1,026,544
Net realized capital gains		17,096,774
Net unrealized capital appreciation		46,741,749

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$258,965,543		14,726,287		$17.59

36 See financial notes

 Schwab Large-Cap Growth Fund

Statement of
Operations
For the period November 1, 2014 through April 30, 2015; unaudited

Investment Income

Dividends		$2,518,692
Interest		368
Securities on loan	+	32,476

Total investment income		2,551,536

Expenses

Investment adviser and administrator fees		921,138
Shareholder service fees		313,508
Portfolio accounting fees		20,488
Professional fees		16,964
Shareholder reports		15,039
Transfer agent fees		13,050
Registration fees		9,390
Custodian fees		4,793
Independent trustees’ fees		3,701
Other expenses	+	5,664

Total expenses		1,323,735
Expense reduction by CSIM and its affiliates	−	57,170

Net expenses	−	1,266,565

Net investment income		1,284,971

Realized and Unrealized Gains (Losses)

Net realized gains on investments		16,971,309
Net realized gains on futures contracts	+	78,679

Net realized gains		17,049,988
Net change in unrealized appreciation (depreciation) on investments		(2,148,152)
Net change in unrealized appreciation (depreciation) on futures contracts	+	15,428

Net change in unrealized appreciation (depreciation)	+	(2,132,724)

Net realized and unrealized gains		14,917,264

Increase in net assets resulting from operations		$16,202,235

See financial notes 37

 Schwab Large-Cap Growth Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/14-4/30/15			11/1/13-10/31/14
Net investment income		$1,284,971	$1,533,883
Net realized gains		17,049,988	39,312,198
Net change in unrealized appreciation (depreciation)	+	(2,132,724)	1,502,772

Increase in net assets from operations		16,202,235	42,348,853

Distributions to Shareholders

Distributions from net investment income		(1,230,983)	(1,490,864)
Distributions from net realized gains	+	(25,103,219)	—

Total distributions		($26,334,202)	($1,490,864)

Transactions in Fund Shares

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		974,797	$16,844,733	1,209,235	$20,323,834
Shares reinvested		883,607	14,985,971	49,885	793,166
Shares redeemed	+	(1,059,739)	(18,711,506)	(3,467,366)	(58,680,881)

Net transactions in fund shares		798,665	$13,119,198	(2,208,246)	($37,563,881)

Shares Outstanding and Net Assets

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		13,927,622	$255,978,312	16,135,868	$252,684,204
Total increase or decrease	+	798,665	2,987,231	(2,208,246)	3,294,108

End of period		14,726,287	$258,965,543	13,927,622	$255,978,312

Net investment income not yet distributed			$1,026,544		$972,556

38 See financial notes

Schwab Small-Cap Equity Fund

Financial Statements

Financial Highlights

	11/1/14–		11/1/13–	11/1/12–	11/1/11–	11/1/10–	11/1/09–
	4/30/15*		10/31/14	10/31/13	10/31/12	10/31/11	10/31/10

Per-Share Data ($)

Net asset value at beginning of period	25.11		24.87	17.72	15.61	13.96	11.14

Income (loss) from investment operations:
Net investment income (loss)	0.05	[1]	(0.02)	0.09	0.02	(0.01)	(0.04)
Net realized and unrealized gains (losses)	1.05		2.71	7.16	2.10	1.66	2.86

Total from investment operations	1.10		2.69	7.25	2.12	1.65	2.82
Less distributions:
Distributions from net investment income	(0.02)		(0.07)	(0.10)	(0.01)	—	—
Distributions from net realized gains	(4.58)		(2.38)	—	—	—	—

Total distributions	(4.60)		(2.45)	(0.10)	(0.01)	—	—

Net asset value at end of period	21.61		25.11	24.87	17.72	15.61	13.96

Total return (%)	5.05	[2]	11.67	41.10	13.57	11.82	25.31

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.09	[3]	1.10	1.10	1.12	1.11	1.12
Gross operating expenses	1.09	[3]	1.10	1.11	1.12	1.12	1.14
Net investment income (loss)	0.46	[3]	(0.10)	0.42	0.11	(0.05)	(0.26)
Portfolio turnover rate	50	[2]	103	84	101	72	64
Net assets, end of period ($ x 1,000,000)	695		666	590	388	226	219

* Unaudited.

1 Calculated based on the average shares outstanding during the period.
2 Not annualized.
3 Annualized.

See financial notes 39

 Schwab Small-Cap Equity Fund

Portfolio Holdings as of April 30, 2015 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.csimfunds.com/schwabfunds_prospectus.

		Cost	Value
Holdings by Category		($)	($)

99.2%	Common Stock	626,070,001	689,112,837
2.7%	Other Investment Company	18,936,540	18,936,540
1.3%	Short-Term Investments	9,339,860	9,339,860

103.2%	Total Investments	654,346,401	717,389,237
(3.2%)	Other Assets and Liabilities, Net		(22,424,857)

100.0%	Net Assets		694,964,380

	Number	Value
Security	of Shares	($)

Common Stock 99.2% of net assets

Automobiles & Components 1.9%
American Axle & Manufacturing Holdings, Inc. *	268,192	6,686,027
Cooper Tire & Rubber Co.	30,747	1,306,440
Dana Holding Corp.	65,738	1,417,969
Tower International, Inc. *	135,298	3,498,806

		12,909,242

Banks 4.5%
1st Source Corp.	31,910	993,039
BancFirst Corp.	13,210	762,481
Banco Latinoamericano de Exportaciones, S.A., Class E	74,387	2,363,275
BNC Bancorp	18,449	336,694
Federal Agricultural Mortgage Corp., Class C	26,439	831,242
Financial Institutions, Inc.	22,109	520,667
First Bancorp (North Carolina)	14,300	232,089
First BanCorp (Puerto Rico) *	1,059,719	6,368,911
First Business Financial Services, Inc.	7,755	352,232
First Community Bancshares, Inc.	27,051	453,375
First Defiance Financial Corp.	10,948	383,180
First Financial Corp.	22,739	771,989
First Interstate BancSystem, Inc., Class A	28,960	783,658
Great Southern Bancorp, Inc.	5,287	208,414
Great Western Bancorp, Inc.	61,832	1,352,266
International Bancshares Corp.	44,030	1,143,899
MainSource Financial Group, Inc.	29,140	560,945
MidSouth Bancorp, Inc.	8,477	109,947
OFG Bancorp	181,222	2,553,418
Preferred Bank	31,993	901,563
PrivateBancorp, Inc.	11,100	411,477
State Bank Financial Corp.	28,107	562,421
Synovus Financial Corp.	148,671	4,112,240
TCF Financial Corp.	188,779	2,956,279
Waterstone Financial, Inc.	18,682	238,009
Wintrust Financial Corp.	3,704	180,533
WSFS Financial Corp.	9,120	649,070

		31,093,313

Capital Goods 5.3%
Accuride Corp. *	69,374	283,046
Aerojet Rocketdyne Holdings, Inc. *	68,072	1,338,296
Altra Industrial Motion Corp.	20,400	537,948
Argan, Inc.	135,404	4,374,903
Blount International, Inc. *	230,349	3,054,428
Briggs & Stratton Corp.	37,419	731,542
Commercial Vehicle Group, Inc. *	29,529	170,087
EMCOR Group, Inc.	51,497	2,298,311
General Cable Corp.	324,928	5,299,576
Griffon Corp.	131,861	2,216,583
Hillenbrand, Inc.	35,954	1,056,688
Hurco Cos., Inc.	9,200	297,712
Kadant, Inc.	20,540	1,046,718
Kaman Corp.	39,241	1,636,742
L.B. Foster Co., Class A	16,000	683,680
Lydall, Inc. *	45,320	1,216,389
Meritor, Inc. *	28,128	369,039
Moog, Inc., Class A *	37,689	2,633,707
National Presto Industries, Inc. (a)	11,293	706,716
Patrick Industries, Inc. *	3,191	191,652
Rexnord Corp. *	143,523	3,801,924
Titan Machinery, Inc. *(a)	15,257	223,515
Tutor Perini Corp. *	28,751	609,521
Wabash National Corp. *	126,135	1,768,413

		36,547,136

Commercial & Professional Supplies 2.1%
ARC Document Solutions, Inc. *	30,710	262,263
CRA International, Inc. *	58,216	1,699,907
Deluxe Corp.	45,901	2,972,090
Ennis, Inc.	12,921	198,725
Heidrick & Struggles International, Inc.	108,455	2,609,427
Hill International, Inc. *	71,178	274,035
Kimball International, Inc., Class B	46,513	470,712
Korn/Ferry International	28,839	909,294
Quad Graphics, Inc.	211,579	4,557,412
Viad Corp.	24,390	648,042

		14,601,907

Consumer Durables & Apparel 1.4%
CSS Industries, Inc.	20,620	584,371
Culp, Inc.	55,471	1,433,925
JAKKS Pacific, Inc. *(a)	374,255	2,496,281
Johnson Outdoors, Inc., Class A	7,100	223,650
Libbey, Inc.	15,237	599,576
Nautilus, Inc. *	70,497	1,185,054

40 See financial notes

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Skechers U.S.A., Inc., Class A *	36,867	3,315,081

		9,837,938

Consumer Services 4.7%
Ascent Capital Group, Inc., Class A *	43,779	1,752,911
Boyd Gaming Corp. *	349,716	4,616,251
Capella Education Co.	22,345	1,207,300
ClubCorp Holdings, Inc.	120,454	2,636,738
Diamond Resorts International, Inc. *	202,567	6,484,170
Isle of Capri Casinos, Inc. *	246,887	3,510,733
K12, Inc. *	236,903	3,830,722
Papa John’s International, Inc.	12,024	737,913
Penn National Gaming, Inc. *	153,465	2,467,717
Regis Corp. *	173,292	2,862,784
Ruby Tuesday, Inc. *	145,886	1,062,050
Strayer Education, Inc. *	17,194	872,080
Universal Technical Institute, Inc.	51,590	435,935

		32,477,304

Diversified Financials 3.0%
Calamos Asset Management, Inc., Class A	61,788	764,318
Cash America International, Inc.	261,126	6,768,386
Consumer Portfolio Services, Inc. *	125,499	801,939
Gain Capital Holdings, Inc.	205,322	2,028,581
Interactive Brokers Group, Inc., Class A	140,190	4,759,451
KCG Holdings, Inc., Class A *	215,587	2,768,137
Manning & Napier, Inc.	20,323	216,033
Nelnet, Inc., Class A	54,400	2,435,488
Oppenheimer Holdings, Inc., Class A	20,296	484,871

		21,027,204

Energy 5.8%
Alon USA Energy, Inc.	313,065	5,037,216
Basic Energy Services, Inc. *	175,753	1,790,923
Cloud Peak Energy, Inc. *	95,161	617,595
Comstock Resources, Inc. (a)	130,948	703,191
Contango Oil & Gas Co. *	39,908	1,000,494
Delek US Holdings, Inc.	116,272	4,292,762
Green Plains, Inc.	170,504	5,309,494
Helix Energy Solutions Group, Inc. *	76,491	1,260,572
ION Geophysical Corp. *	850,167	1,938,381
Matrix Service Co. *	57,590	1,265,252
Nordic American Tankers Ltd.	20,410	249,614
Parker Drilling Co. *	368,640	1,382,400
PBF Energy, Inc., Class A	40,900	1,160,742
Pioneer Energy Services Corp. *	459,778	3,425,346
REX American Resources Corp. *	99,094	6,264,723
SandRidge Energy, Inc. *(a)	254,099	480,247
Tesco Corp.	45,038	579,189
W&T Offshore, Inc. (a)	153,340	985,976
WPX Energy, Inc. *	194,231	2,670,676

		40,414,793

Food & Staples Retailing 1.2%
Liberator Medical Holdings, Inc. (a)	82,340	232,199
SpartanNash, Co.	104,831	3,162,751
SUPERVALU, Inc. *	518,099	4,554,090
Village Super Market, Inc., Class A	18,303	584,415

		8,533,455

Food, Beverage & Tobacco 2.6%
Cal-Maine Foods, Inc. (a)	47,589	2,127,704
Coca-Cola Bottling Co. Consolidated	23,003	2,599,339
Dean Foods Co.	36,861	598,991
Farmer Bros. Co. *	37,968	946,542
Fresh Del Monte Produce, Inc.	14,208	524,701
John B. Sanfilippo & Son, Inc.	54,981	2,859,562
National Beverage Corp. *	7,759	173,414
Omega Protein Corp. *	145,756	1,862,762
Sanderson Farms, Inc. (a)	88,657	6,659,914

		18,352,929

Health Care Equipment & Services 5.0%
Accuray, Inc. *	210,031	1,707,552
Alere, Inc. *	7,200	341,856
Alliance HealthCare Services, Inc. *	8,250	175,478
AngioDynamics, Inc. *	19,638	327,758
Anika Therapeutics, Inc. *	41,470	1,414,956
Bio-Reference Laboratories, Inc. *	6,286	208,192
Cantel Medical Corp.	21,158	947,667
CONMED Corp.	30,439	1,528,951
CryoLife, Inc.	21,349	217,760
Cynosure, Inc., Class A *	7,020	234,608
Exactech, Inc. *	14,757	322,440
Globus Medical, Inc., Class A *	43,685	1,043,635
Greatbatch, Inc. *	76,634	4,132,105
Hill-Rom Holdings, Inc.	11,796	589,092
Integra LifeSciences Holdings Corp. *	12,733	748,446
Merge Healthcare, Inc. *	217,088	1,078,927
Merit Medical Systems, Inc. *	49,595	962,639
Molina Healthcare, Inc. *	124,971	7,402,032
National HealthCare Corp.	11,100	702,630
Natus Medical, Inc. *	32,186	1,213,734
NuVasive, Inc. *	66,768	2,986,533
Quality Systems, Inc.	151,310	2,359,680
RadNet, Inc. *	147,734	1,238,011
SurModics, Inc. *	54,803	1,382,132
Triple-S Management Corp., Class B *	80,389	1,504,882

		34,771,696

Household & Personal Products 1.5%
Central Garden & Pet Co., Class A *	187,525	1,837,745
Coty, Inc., Class A *	58,926	1,408,921
HRG Group, Inc. *	172,970	2,167,314
Medifast, Inc. *	62,412	1,872,360
USANA Health Sciences, Inc. *	26,319	2,993,523

		10,279,863

Insurance 4.2%
American Equity Investment Life Holding Co.	206,363	5,561,483
Aspen Insurance Holdings Ltd.	72,296	3,378,392
Fidelity & Guaranty Life	36,495	816,758

See financial notes 41

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Heritage Insurance Holdings, Inc. *	69,810	1,399,691
Maiden Holdings Ltd.	408,230	5,931,582
National Western Life Insurance Co., Class A	1,897	454,540
Selective Insurance Group, Inc.	138,059	3,719,309
Symetra Financial Corp.	299,874	7,122,008
The Hanover Insurance Group, Inc.	12,898	884,416

		29,268,179

Materials 3.7%
Ampco-Pittsburgh Corp.	21,791	348,438
Boise Cascade Co. *	56,307	1,953,853
Calgon Carbon Corp.	3,603	79,951
Century Aluminum Co. *	460,547	5,936,451
Clearwater Paper Corp. *	20,632	1,319,829
Commercial Metals Co.	108,049	1,793,613
Domtar Corp.	46,924	2,028,055
Headwaters, Inc. *	42,163	741,226
Innophos Holdings, Inc.	24,206	1,279,045
Neenah Paper, Inc.	48,805	2,951,238
Noranda Aluminum Holding Corp.	47,350	158,149
PolyOne Corp.	95,845	3,742,747
Resolute Forest Products, Inc. *	123,018	1,896,938
Trinseo S.A. *	80,297	1,828,363

		26,057,896

Media 1.3%
A. H. Belo Corp., Class A	48,000	321,120
Dex Media, Inc. *(a)	39,336	103,454
Nexstar Broadcasting Group, Inc., Class A	97,188	5,681,610
Sinclair Broadcast Group, Inc., Class A	95,430	2,923,975

		9,030,159

Pharmaceuticals, Biotechnology & Life Sciences 13.3%
Acorda Therapeutics, Inc. *	180,601	5,430,672
Affymetrix, Inc. *	58,424	708,683
AMAG Pharmaceuticals, Inc. *	111,319	5,673,929
Bio-Rad Laboratories, Inc., Class A *	16,933	2,276,642
BioSpecifics Technologies Corp. *	36,710	1,406,360
Dyax Corp. *	165,095	3,947,421
Emergent Biosolutions, Inc. *	267,534	7,943,084
Enanta Pharmaceuticals, Inc. *	45,928	1,572,575
Halozyme Therapeutics, Inc. *	47,162	701,299
Horizon Pharma plc *	96,669	2,718,332
Impax Laboratories, Inc. *	28,675	1,297,831
Infinity Pharmaceuticals, Inc. *	276,415	3,502,178
Ironwood Pharmaceuticals, Inc. *	42,886	585,823
Lannett Co., Inc. *	51,366	2,953,545
Ligand Pharmaceuticals, Inc. *	50,297	3,905,059
MiMedx Group, Inc. *(a)	282,849	2,658,781
NewLink Genetics Corp. *(a)	45,280	2,019,488
Orexigen Therapeutics, Inc. *(a)	30,407	199,774
Osiris Therapeutics, Inc. *	137,017	2,078,548
PAREXEL International Corp. *	122,209	7,769,437
PDL BioPharma, Inc.	396,033	2,641,540
Pernix Therapeutics Holdings, Inc. *	127,694	814,688
Phibro Animal Health Corp., Class A	113,738	3,612,319
POZEN, Inc. *	165,934	1,297,604
Prestige Brands Holdings, Inc. *	98,239	3,855,881
Progenics Pharmaceuticals, Inc. *	173,664	859,637
Repligen Corp. *	171,645	5,065,244
Rigel Pharmaceuticals, Inc. *	79,755	339,756
Sagent Pharmaceuticals, Inc. *	86,680	2,020,511
Sangamo BioSciences, Inc. *	118,045	1,460,217
SciClone Pharmaceuticals, Inc. *	260,697	2,129,894
Spectrum Pharmaceuticals, Inc. *	637,952	3,604,429
Sucampo Pharmaceuticals, Inc., Class A *	102,059	1,812,568
Supernus Pharmaceuticals, Inc. *	61,208	783,462
The Medicines Co. *	103,189	2,642,670

		92,289,881

Real Estate 8.4%
Chambers Street Properties	983,094	7,373,205
CoreSite Realty Corp.	92,080	4,427,206
CyrusOne, Inc.	80,162	2,603,662
DuPont Fabros Technology, Inc.	191,848	5,976,065
Empire State Realty Trust, Inc., Class A	435,973	7,847,514
First Industrial Realty Trust, Inc.	392,600	7,745,998
Highwoods Properties, Inc.	119,729	5,153,136
Marcus & Millichap, Inc. *	31,944	1,130,179
Pennsylvania Real Estate Investment Trust	31,718	717,144
PS Business Parks, Inc.	28,622	2,185,290
RLJ Lodging Trust	83,469	2,476,525
Saul Centers, Inc.	49,218	2,476,650
Summit Hotel Properties, Inc.	562,826	7,412,418
Sunstone Hotel Investors, Inc.	55,696	867,744

		58,392,736

Retailing 4.8%
1-800-Flowers.com, Inc., Class A *	115,574	1,221,617
Barnes & Noble, Inc. *	169,331	3,708,349
Big Lots, Inc.	135,646	6,181,388
Brown Shoe Co., Inc.	31,078	923,017
Build-A-Bear Workshop, Inc. *	109,612	2,020,149
Citi Trends, Inc. *	114,958	2,618,743
Core-Mark Holding Co., Inc.	29,274	1,543,032
Haverty Furniture Cos, Inc.	29,349	629,830
New York & Co., Inc. *	82,500	208,725
Outerwall, Inc.	91,783	6,097,145
Select Comfort Corp. *	170,020	5,240,016
Stage Stores, Inc.	92,096	1,778,374
Stein Mart, Inc.	22,960	271,617
The Cato Corp., Class A	27,691	1,089,364

		33,531,366

Semiconductors & Semiconductor Equipment 3.3%
Alpha & Omega Semiconductor Ltd. *	12,475	102,170
Amkor Technology, Inc. *	358,627	2,521,148
Cohu, Inc.	54,910	574,908
Diodes, Inc. *	89,283	2,385,642
Fairchild Semiconductor International, Inc. *	242,984	4,413,804

42 See financial notes

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
FormFactor, Inc. *	195,390	1,557,258
IXYS Corp.	68,496	774,690
Pericom Semiconductor Corp.	51,100	639,772
Photronics, Inc. *	205,088	1,798,622
Tessera Technologies, Inc.	187,414	6,767,519
Xcerra Corp. *	109,235	1,073,780

		22,609,313

Software & Services 9.2%
AVG Technologies N.V. *	124,968	2,989,235
Blackhawk Network Holdings, Inc. *	153,395	5,640,334
comScore, Inc. *	12,970	679,109
Constant Contact, Inc. *	79,664	2,776,290
CSG Systems International, Inc.	11,532	335,812
Demand Media, Inc. *	48,186	308,872
DHI Group, Inc. *	341,856	2,598,106
EarthLink Holdings Corp.	699,937	3,310,702
Endurance International Group Holdings, Inc. *(a)	90,413	1,658,174
EnerNOC, Inc. *	323,649	3,576,321
ePlus, Inc. *	2,416	200,431
Fair Isaac Corp.	39,213	3,468,782
Fleetmatics Group plc *	14,468	659,451
Higher One Holdings, Inc. *	61,743	173,498
Internap Corp. *	20,226	190,124
Intralinks Holdings, Inc. *	111,799	1,095,630
j2 Global, Inc.	10,173	705,701
LivePerson, Inc. *	235,979	2,218,203
LogMeIn, Inc. *	98,829	6,342,845
ManTech International Corp., Class A	8,446	246,877
MicroStrategy, Inc., Class A *	8,226	1,498,119
Monster Worldwide, Inc. *	479,659	2,825,192
Pegasystems, Inc.	129,100	2,780,814
Progress Software Corp. *	262,480	6,929,472
QAD, Inc., Class A	34,750	847,205
QuinStreet, Inc. *	40,329	218,987
Science Applications International Corp.	98,179	4,918,768
Sykes Enterprises, Inc. *	82,551	2,066,252
TeleCommunication Systems, Inc., Class A *	104,770	326,882
VASCO Data Security International, Inc. *(a)	97,940	2,489,635

		64,075,823

Technology Hardware & Equipment 6.2%
Benchmark Electronics, Inc. *	24,978	587,732
Black Box Corp.	19,582	389,682
Checkpoint Systems, Inc.	84,800	878,528
Diebold, Inc.	89,059	3,096,581
Harmonic, Inc. *	372,828	2,613,524
Insight Enterprises, Inc. *	207,393	5,935,588
Lexmark International, Inc., Class A	145,743	6,469,532
NETGEAR, Inc. *	141,784	4,291,802
Newport Corp. *	89,440	1,705,621
Polycom, Inc. *	328,263	4,283,832
RealD, Inc. *	201,506	2,474,494
Sanmina Corp. *	105,154	2,137,781
Tech Data Corp. *	107,162	6,040,722
Vishay Intertechnology, Inc.	145,645	1,846,778

		42,752,197

Telecommunication Services 1.5%
General Communication, Inc., Class A *	136,086	2,158,324
Hawaiian Telcom Holdco, Inc. *	5,948	156,670
IDT Corp., Class B	264,493	4,504,316
Inteliquent, Inc.	57,554	1,094,102
Premiere Global Services, Inc. *	110,115	1,124,274
Shenandoah Telecommunications Co.	8,300	286,018
Spok Holdings, Inc.	38,190	718,927
Vonage Holdings Corp. *	60,400	279,652

		10,322,283

Transportation 2.8%
Air Transport Services Group, Inc. *	241,571	2,251,442
ArcBest Corp.	117,237	4,185,361
Echo Global Logistics, Inc. *	9,056	261,718
Hawaiian Holdings, Inc. *	208,406	4,810,011
JetBlue Airways Corp. *	178	3,654
Matson, Inc.	111,975	4,534,988
P.A.M. Transportation Services, Inc. *	2,595	152,041
Park-Ohio Holdings Corp.	20,173	934,615
YRC Worldwide, Inc. *	160,404	2,502,302

		19,636,132

Utilities 1.5%
American States Water Co.	94,340	3,621,713
Northwest Natural Gas Co.	64,542	3,014,111
NRG Yield, Inc., Class A	74,477	3,664,268

		10,300,092

Total Common Stock
(Cost $626,070,001)		689,112,837

Other Investment Company 2.7% of net assets

Securities Lending Collateral 2.7%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (b)	18,936,540	18,936,540

Total Other Investment Company
(Cost $18,936,540)		18,936,540

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 1.3% of net assets

Time Deposits 1.3%
Australia & New Zealand Banking Group Ltd.
0.03%, 05/01/15	2,186,026	2,186,026

See financial notes 43

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
JPMorgan Chase Bank
0.03%, 05/01/15	7,153,834	7,153,834

Total Short-Term Investments
(Cost $9,339,860)		9,339,860

End of Investments.

At 04/30/15, the tax basis cost of the fund’s investments was $654,565,392 and the unrealized appreciation and depreciation were $98,402,879 and ($35,579,034), respectively, with a net unrealized appreciation of $62,823,845.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $18,336,630.
(b)	The rate shown is the 7-day yield.

In addition to the above, the fund held the following at 04/30/15:

		Contract	Unrealized
	Number of	Value	Depreciation
	Contracts	($)	($)

Futures Contracts

Russell 2000 Index, mini, Long, expires 06/19/15	5	608,200	(4,835)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2015 (see financial note 2(a) for additional information):

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$689,112,837	$—	$—	$689,112,837
Other Investment Company	18,936,540	—	—	18,936,540
Short-Term Investments[1]	—	9,339,860	—	9,339,860

Total	$708,049,377	$9,339,860	$—	$717,389,237

Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($4,835)	$—	$—	($4,835)

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2015.

44 See financial notes

 Schwab Small-Cap Equity Fund

Statement of
Assets and Liabilities
As of April 30, 2015; unaudited

Assets

Investments, at value (cost $635,409,861) including securities on loan of $18,336,630		$698,452,697
Collateral invested for securities on loan, at value (cost $18,936,540)	+	18,936,540

Total investments, at value (cost $654,346,401)		717,389,237
Deposit with broker for futures contracts		357,000
Receivables:
Investments sold		10,225,671
Fund shares sold		467,919
Dividends		157,048
Income from securities on loan		50,228
Foreign tax reclaims		312
Prepaid expenses	+	8,568

Total assets		728,655,983

Liabilities

Collateral held for securities on loan		18,936,540
Payables:
Investments bought		9,779,985
Investment adviser and administrator fees		112,687
Shareholder service fees		34,526
Fund shares redeemed		4,680,380
Variation margin on futures contracts		77,537
Accrued expenses	+	69,948

Total liabilities		33,691,603

Net Assets

Total assets		728,655,983
Total liabilities	−	33,691,603

Net assets		$694,964,380

Net Assets by Source
Capital received from investors		590,108,600
Net investment income not yet distributed		1,121,369
Net realized capital gains		40,696,410
Net unrealized capital appreciation		63,038,001

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$694,964,380		32,165,271		$21.61

See financial notes 45

 Schwab Small-Cap Equity Fund

Statement of
Operations
For the period November 1, 2014 through April 30, 2015; unaudited

Investment Income

Dividends (net of foreign withholding taxes of $4,872)		$4,702,643
Interest		1,443
Securities on loan	+	574,355

Total investment income		5,278,441

Expenses

Investment adviser and administrator fees		2,767,687
Shareholder service fees		838,666
Portfolio accounting fees		28,952
Shareholder reports		21,177
Registration fees		17,939
Professional fees		17,744
Custodian fees		17,019
Transfer agent fees		13,413
Independent trustees’ fees		4,624
Other expenses	+	7,335

Total expenses		3,734,556
Expense reduction by CSIM and its affiliates	−	13,413

Net expenses	−	3,721,143

Net investment income		1,557,298

Realized and Unrealized Gains (Losses)

Net realized gains on investments		40,861,868
Net realized gains on futures contracts	+	471,762

Net realized gains		41,333,630
Net change in unrealized appreciation (depreciation) on investments		(8,815,467)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(110,326)

Net change in unrealized appreciation (depreciation)	+	(8,925,793)

Net realized and unrealized gains		32,407,837

Increase in net assets resulting from operations		$33,965,135

46 See financial notes

 Schwab Small-Cap Equity Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/14-4/30/15			11/1/13-10/31/14
Net investment income (loss)		$1,557,298	($620,550)
Net realized gains		41,333,630	125,071,693
Net change in unrealized appreciation (depreciation)	+	(8,925,793)	(55,511,789)

Increase in net assets from operations		33,965,135	68,939,354

Distributions to Shareholders

Distributions from net investment income		(501,780)	(1,598,911)
Distributions from net realized gains	+	(122,791,233)	(56,889,199)

Total distributions		($123,293,013)	($58,488,110)

Transactions in Fund Shares

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,359,655	$94,612,438	7,201,760	$173,508,919
Shares reinvested		4,347,908	90,523,445	1,076,328	24,841,650
Shares redeemed	+	(3,061,783)	(66,843,429)	(5,496,700)	(133,118,038)

Net transactions in fund shares		5,645,780	$118,292,454	2,781,388	$65,232,531

Shares Outstanding and Net Assets

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		26,519,491	$665,999,804	23,738,103	$590,316,029
Total increase	+	5,645,780	28,964,576	2,781,388	75,683,775

End of period		32,165,271	$694,964,380	26,519,491	$665,999,804

Net investment income not yet distributed			$1,121,369		$65,851

See financial notes 47

Schwab Hedged Equity Fund

Financial Statements

Financial Highlights

	11/1/14–		11/1/13–	11/1/12–	11/1/11–	11/1/10–	11/1/09–
	4/30/15*		10/31/14	10/31/13	10/31/12	10/31/11	10/31/10

Per-Share Data ($)

Net asset value at beginning of period	19.02		18.62	16.36	15.32	14.79	13.45

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1,2]	(0.08)	(0.10)	(0.08)	(0.05)	(0.08)
Net realized and unrealized gains (losses)	0.52		1.99	2.36	1.12	0.58	1.42

Total from investment operations	0.52		1.91	2.26	1.04	0.53	1.34
Less distributions:
Distributions from net realized gains	(2.44)		(1.51)	—	—	—	—

Net asset value at end of period	17.10		19.02	18.62	16.36	15.32	14.79

Total return (%)	2.68	[3]	11.07	13.81	6.79	3.58	9.96

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses (including dividend expense on short sales)	1.83	[4]	1.99	2.48	2.08	1.86	1.97
Net operating expenses (excluding dividend expense on short sales)	1.48	[4,5]	1.52 [5]	1.48 [5]	1.53 [5]	1.44 [6]	1.38 [7]
Gross operating expenses	1.86	[4]	2.02	2.52	2.13	1.88	1.99
Net investment income (loss)	0.05	[4]	(0.46)	(0.49)	(0.47)	(0.25)	(0.54)
Portfolio turnover rate	68	[3]	142	130	109	98	115
Net assets, end of period ($ x 1,000,000)	201		200	193	194	236	329

* Unaudited.

1 Calculated based on the average shares outstanding during the period.
2 Amount less than $0.005.
3 Not annualized.
4 Annualized.
5 The ratio of net operating expenses would have been 1.33% for the period ended 10/31/12, 10/31/13, 10/31/14 and 4/30/15, respectively, if stock loan fees on short sales had not been incurred.
6 The ratio of net operating expenses would have been 1.33% for the period ended 10/31/11, if stock loan fees on short sales and payment for state filing fees had not been included.
7 The ratio of net operating expenses would have been 1.31%, if stock loan fees on short sales had not been incurred.

48 See financial notes

 Schwab Hedged Equity Fund

Portfolio Holdings as of April 30, 2015 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.csimfunds.com/schwabfunds_prospectus.

			Cost	Value
Holdings by Category			($)	($)

98.8%		Common Stock	175,165,048	198,736,357
1.2%		Other Investment Company	2,488,738	2,488,738

100.0%		Total Investments	177,653,786	201,225,095
(40	.3)%	Short Sales	(79,405,362)	(81,030,731)
40.3%		Other Assets and Liabilities, Net		80,958,584

100.0%		Net Assets		201,152,948

	Number	Value
Security	of Shares	($)

Common Stock 98.8% of net assets

Automobiles & Components 0.4%
American Axle & Manufacturing Holdings, Inc. *	31,576	787,190

Banks 5.6%
Bank of America Corp.	111,244	1,772,117
Citigroup, Inc. (a)	58,000	3,092,560
Fifth Third Bancorp	49,566	991,320
Radian Group, Inc.	78,723	1,405,993
Regions Financial Corp. (a)	239,500	2,354,285
The PNC Financial Services Group, Inc. (a)	18,477	1,694,895

		11,311,170

Capital Goods 3.4%
Allison Transmission Holdings, Inc.	23,418	718,464
General Dynamics Corp.	2,713	372,549
Huntington Ingalls Industries, Inc.	19,529	2,569,821
Nortek, Inc. *	1,700	143,854
United Rentals, Inc. *	31,510	3,043,236

		6,847,924

Commercial & Professional Supplies 2.1%
Pitney Bowes, Inc.	14,400	322,128
R.R. Donnelley & Sons Co. (a)	210,278	3,915,376

		4,237,504

Consumer Services 2.0%
Boyd Gaming Corp. *	84,908	1,120,786
ClubCorp Holdings, Inc.	24,990	547,031
Penn National Gaming, Inc. *	22,700	365,016
Vail Resorts, Inc.	20,172	2,001,264

		4,034,097

Diversified Financials 4.5%
Affiliated Managers Group, Inc. *	8,000	1,809,040
Cash America International, Inc.	8,300	215,136
Interactive Brokers Group, Inc., Class A (a)	81,199	2,756,706
Lazard Ltd., Class A	30,339	1,608,877
Voya Financial, Inc.	60,733	2,571,435

		8,961,194

Energy 11.0%
Alon USA Energy, Inc.	14,213	228,687
Anadarko Petroleum Corp.	13,046	1,227,629
Chevron Corp.	10,039	1,114,931
ConocoPhillips (a)	51,911	3,525,795
CVR Energy, Inc. (a)	78,773	3,154,071
EOG Resources, Inc. (a)	8,439	835,039
Green Plains, Inc.	19,100	594,774
Kosmos Energy Ltd. *	10,900	106,602
Marathon Oil Corp.	23,700	737,070
National Oilwell Varco, Inc. (a)	50,660	2,756,411
Pioneer Energy Services Corp. *	88,389	658,498
Schlumberger Ltd.	8,341	789,142
SM Energy Co.	31,500	1,826,055
Tesoro Corp.	17,905	1,536,786
Valero Energy Corp.	52,220	2,971,318

		22,062,808

Food & Staples Retailing 1.9%
The Kroger Co. (a)	56,097	3,865,644

Food, Beverage & Tobacco 4.0%
Archer-Daniels-Midland Co. (a)	84,227	4,117,016
Dr Pepper Snapple Group, Inc.	12,752	951,044
Ingredion, Inc.	6,050	480,370
Pilgrim’s Pride Corp. (a)	35,873	886,063
Sanderson Farms, Inc.	22,746	1,708,680

		8,143,173

Health Care Equipment & Services 4.0%
C.R. Bard, Inc.	7,600	1,266,008
Cardinal Health, Inc. (a)	8,400	708,456
Centene Corp. *	2,586	160,306
Edwards Lifesciences Corp. *	12,586	1,594,017
Molina Healthcare, Inc. *(a)	64,579	3,825,014
Surgical Care Affiliates, Inc. *	14,629	551,514

		8,105,315

Household & Personal Products 1.9%
Spectrum Brands Holdings, Inc. (a)	42,340	3,871,146

See financial notes 49

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Insurance 4.0%
American Equity Investment Life Holding Co. (a)	84,900	2,288,055
Aspen Insurance Holdings Ltd.	26,197	1,224,186
Genworth Financial, Inc., Class A *(a)	82,885	728,559
Reinsurance Group of America, Inc. (a)	39,434	3,612,943
Symetra Financial Corp.	4,900	116,375

		7,970,118

Materials 6.4%
Ashland, Inc.	6,100	770,796
Century Aluminum Co. *	93,371	1,203,552
Graphic Packaging Holding Co. (a)	51,410	724,881
Innophos Holdings, Inc.	38,658	2,042,689
LyondellBasell Industries N.V., Class A	11,528	1,193,379
PolyOne Corp. (a)	89,272	3,486,072
Steel Dynamics, Inc.	50,087	1,108,425
United States Steel Corp. (a)	96,474	2,317,305

		12,847,099

Media 1.1%
Nexstar Broadcasting Group, Inc., Class A	4,130	241,440
The Interpublic Group of Cos., Inc.	92,813	1,934,223

		2,175,663

Pharmaceuticals, Biotechnology & Life Sciences 7.6%
Amgen, Inc. (a)	29,050	4,587,286
Biogen, Inc. *	601	224,732
Celgene Corp. *(a)	8,372	904,678
Gilead Sciences, Inc. *	27,487	2,762,718
PAREXEL International Corp. *	30,720	1,953,024
Pfizer, Inc. (a)	142,876	4,847,783

		15,280,221

Real Estate 4.1%
CBL & Associates Properties, Inc.	8,448	152,148
DuPont Fabros Technology, Inc.	28,196	878,305
Equity LifeStyle Properties, Inc.	34,829	1,839,668
General Growth Properties, Inc.	14,481	396,779
RLJ Lodging Trust (a)	66,501	1,973,085
Simon Property Group, Inc.	2,696	489,297
SL Green Realty Corp.	20,093	2,458,580

		8,187,862

Retailing 10.8%
Best Buy Co., Inc.	33,300	1,153,845
Big Lots, Inc.	5,085	231,724
Expedia, Inc.	23,189	2,185,100
L Brands, Inc.	19,951	1,782,821
Lowe’s Cos., Inc. (a)	51,355	3,536,305
Macy’s, Inc. (a)	55,227	3,569,321
Outerwall, Inc. (a)	61,621	4,093,483
Select Comfort Corp. *	47,469	1,462,995
The Children’s Place, Inc.	9,484	575,299
The Gap, Inc.	79,288	3,142,976

		21,733,869

Semiconductors & Semiconductor Equipment 0.3%
Micron Technology, Inc. *	13,599	382,540
Tessera Technologies, Inc.	4,384	158,306

		540,846

Software & Services 10.0%
AOL, Inc. *(a)	74,224	2,961,537
Computer Sciences Corp. (a)	59,252	3,818,791
comScore, Inc. *	15,711	822,628
Convergys Corp.	32,016	726,123
Electronic Arts, Inc. *(a)	65,555	3,808,090
Leidos Holdings, Inc.	52,719	2,195,219
LogMeIn, Inc. *	10,460	671,323
Microsoft Corp. (a)	25,650	1,247,616
Progress Software Corp. *	17,169	453,262
Rackspace Hosting, Inc. *	4,152	223,793
Science Applications International Corp.	59,308	2,971,331
Xerox Corp.	15,612	179,538

		20,079,251

Technology Hardware & Equipment 7.7%
Apple, Inc. (a)	43,181	5,404,102
Avnet, Inc.	37,286	1,589,502
CDW Corp.	22,477	861,319
Corning, Inc. (a)	121,871	2,550,760
EchoStar Corp., Class A *(a)	2,970	148,500
Hewlett-Packard Co. (a)	53,869	1,776,061
Insight Enterprises, Inc. *	5,304	151,800
Lexmark International, Inc., Class A	3,735	165,797
NetApp, Inc.	53,838	1,951,628
NETGEAR, Inc. *	13,641	412,913
Seagate Technology plc	8,413	494,011

		15,506,393

Transportation 1.8%
ArcBest Corp.	9,592	342,434
Con-way, Inc.	10,862	446,428
Delta Air Lines, Inc.	43,565	1,944,742
United Continental Holdings, Inc. *	16,190	967,191

		3,700,795

Utilities 4.2%
AES Corp. (a)	88,810	1,176,732
Calpine Corp. *(a)	109,174	2,381,085
Entergy Corp. (a)	48,656	3,755,270
NRG Energy, Inc.	35,659	900,033
UGI Corp.	7,870	273,955

		8,487,075

Total Common Stock
(Cost $175,165,048)		198,736,357

50 See financial notes

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Other Investment Company 1.2% of net assets

Money Market Fund 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (b)	2,488,738	2,488,738

End of Investments.

At 04/30/15, the tax basis cost of the fund’s investments was $178,000,155 and the unrealized appreciation and depreciation were $29,488,553 and ($6,263,613), respectively, with a net unrealized appreciation of $23,224,940.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for short sales
(b)	The rate shown is the 7-day yield.

See financial notes 51

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Short Sales 40.3% of net assets

Automobiles & Components 0.9%
Dorman Products, Inc. *	17,200	805,476
Tesla Motors, Inc. *	4,223	954,609

		1,760,085

Banks 1.6%
Signature Bank *	7,200	965,448
Texas Capital Bancshares, Inc. *	42,927	2,260,536

		3,225,984

Capital Goods 1.1%
Hexcel Corp.	11,816	592,572
Proto Labs, Inc. *	17,067	1,194,690
SolarCity Corp. *	6,200	372,310

		2,159,572

Commercial & Professional Supplies 0.2%
WageWorks, Inc. *	9,652	486,461

Consumer Durables & Apparel 1.6%
Kate Spade & Co. *	64,711	2,116,050
Under Armour, Inc., Class A *	14,100	1,093,455

		3,209,505

Consumer Services 1.3%
Caesars Entertainment Corp. *	3,487	33,092
Sotheby’s	5,668	242,080
Wynn Resorts Ltd.	20,601	2,288,153

		2,563,325

Diversified Financials 0.9%
Financial Engines, Inc.	27,349	1,153,307
SLM Corp.	45,076	459,325
Virtus Investment Partners, Inc.	1,300	173,706

		1,786,338

Energy 5.7%
Cheniere Energy, Inc. *	5,907	451,826
Cobalt International Energy, Inc. *	108,600	1,162,020
Concho Resources, Inc. *	9,641	1,221,129
Diamondback Energy, Inc. *	37,715	3,114,128
Golar LNG Ltd.	25,352	912,545
Scorpio Tankers, Inc.	40,400	377,336
Seadrill Ltd.	124,909	1,635,059
The Williams Cos., Inc.	52,749	2,700,221

		11,574,264

Food & Staples Retailing 1.4%
PriceSmart, Inc.	914	73,540
United Natural Foods, Inc. *	39,874	2,689,900

		2,763,440

Food, Beverage & Tobacco 2.2%
Constellation Brands, Inc., Class A *	22,051	2,556,593
Keurig Green Mountain, Inc.	15,469	1,800,127

		4,356,720

Health Care Equipment & Services 0.6%
Acadia Healthcare Co., Inc. *	17,306	1,185,461

Household & Personal Products 0.6%
Nu Skin Enterprises, Inc., Class A	21,017	1,188,511

Insurance 1.1%
RLI Corp.	46,400	2,304,224

Materials 3.4%
FMC Corp.	25,530	1,514,184
H.B. Fuller Co.	3,271	136,630
Louisiana-Pacific Corp. *	153,703	2,342,434
Southern Copper Corp.	38,432	1,252,115
W.R. Grace & Co. *	17,524	1,694,921

		6,940,284

Media 0.7%
DreamWorks Animation SKG, Inc., Class A *	39,400	1,026,764
Loral Space & Communications, Inc. *	5,400	372,600

		1,399,364

Real Estate 2.1%
American Realty Capital Properties, Inc.	227,240	2,051,977
The Howard Hughes Corp. *	14,320	2,126,091

		4,178,068

Retailing 4.7%
Cabela’s, Inc. *	57,012	3,006,813
CarMax, Inc. *	45,862	3,123,661
Lithia Motors, Inc., Class A	9,837	981,044
Netflix, Inc. *	1,619	900,973
Restoration Hardware Holdings, Inc. *	16,263	1,401,383

		9,413,874

Semiconductors & Semiconductor Equipment 1.4%
Cree, Inc. *	26,393	836,130
SunEdison, Inc. *	48,000	1,215,360
SunPower Corp. *	22,272	716,936

		2,768,426

Software & Services 5.3%
Demandware, Inc. *	9,489	584,522
FireEye, Inc. *	36,187	1,494,523
IGATE Corp. *	5,874	279,368
LinkedIn Corp., Class A *	3,200	806,816
Qlik Technologies, Inc. *	9,380	326,330
Splunk, Inc. *	23,170	1,537,214

52 See financial notes

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Tableau Software, Inc., Class A *	6,632	648,875
The Ultimate Software Group, Inc. *	7,414	1,232,355
Twitter, Inc. *	25,031	975,208
WEX, Inc. *	10,109	1,139,385
Workday, Inc., Class A *	18,283	1,667,592

		10,692,188

Technology Hardware & Equipment 1.8%
Finisar Corp. *	107,404	2,183,523
Palo Alto Networks, Inc. *	3,753	554,393
Stratasys Ltd. *	10,431	390,641
Ubiquiti Networks, Inc.	20,699	591,371

		3,719,928

Transportation 0.6%
XPO Logistics, Inc. *	24,777	1,201,685

Utilities 1.1%
Dominion Resources, Inc.	20,411	1,463,060
MDU Resources Group, Inc.	23,310	519,580
SCANA Corp.	3,216	170,384

		2,153,024

Total Short Sales
(Proceeds $79,405,362)		81,030,731

End of Short Sale Positions.

*	Non-income producing security

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2015 (see financial note 2(a) for additional information):

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$198,736,357	$—	$—	$198,736,357
Other Investment Company[1]	2,488,738	—	—	2,488,738

Total	$201,225,095	$—	$—	$201,225,095

Liabilities Valuation Input

Other Financial Instruments
Short Sales[1]	($81,030,731)	$—	$—	($81,030,731)

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2015.

See financial notes 53

 Schwab Hedged Equity Fund

Statement of
Assets and Liabilities
As of April 30, 2015; unaudited

Assets

Investments, at value (cost $177,653,786)		$201,225,095
Deposit with broker for short sales		82,041,843
Receivables:
Investments sold		1,865,420
Fund shares sold		286,235
Dividends		60,380
Prepaid expenses	+	2,691

Total assets		285,481,664

Liabilities

Securities sold short, at value (proceeds $79,405,362)		81,030,731
Payables:
Investments bought		3,062,842
Investment adviser and administrator fees		40,773
Shareholder service fees		11,425
Fund shares redeemed		145,767
Dividends on short sales		5,535
Accrued expenses	+	31,643

Total liabilities		84,328,716

Net Assets

Total assets		285,481,664
Total liabilities	−	84,328,716

Net assets		$201,152,948

Net Assets by Source
Capital received from investors		170,537,665
Net investment loss		(2,414,753)
Net realized capital gains		11,084,096
Net unrealized capital appreciation		21,945,940

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$201,152,948		11,762,308		$17.10

54 See financial notes

 Schwab Hedged Equity Fund

Statement of
Operations
For the period November 1, 2014 through April 30, 2015; unaudited

Investment Income

Dividends		$1,919,940
Interest	+	8

Total investment income		1,919,948

Expenses

Investment adviser and administrator fees		1,068,963
Shareholder service fees		229,812
Dividends on short sales		355,308
Stock loan fees on short sales		156,584
Transfer agent fees		21,002
Professional fees		20,222
Portfolio accounting fees		13,349
Registration fees		10,849
Custodian fees		6,230
Shareholder reports		6,174
Independent trustees’ fees		3,586
Interest expense		542
Other expenses	+	4,812

Total expenses		1,897,433
Expense reduction by CSIM and its affiliates	−	30,979

Net expenses	−	1,866,454

Net investment income		53,494

Realized and Unrealized Gains (Losses)

Net realized gains on investments		13,931,697
Net realized gains on futures contracts		89,039
Net realized losses on short sales	+	(2,462,882)

Net realized gains		11,557,854
Net change in unrealized appreciation (depreciation) on investments		(6,473,131)
Net change in unrealized appreciation (depreciation) on short sales	+	385,080

Net change in unrealized appreciation (depreciation)	+	(6,088,051)

Net realized and unrealized gains		5,469,803

Increase in net assets resulting from operations		$5,523,297

See financial notes 55

 Schwab Hedged Equity Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/14-4/30/15			11/1/13-10/31/14
Net investment income (loss)		$53,494	($866,306)
Net realized gains		11,557,854	25,464,367
Net change in unrealized appreciation (depreciation)	+	(6,088,051)	(4,709,147)

Increase in net assets from operations		5,523,297	19,888,914

Distributions to Shareholders

Distributions from net realized gains		($25,864,727)	($15,225,593)

Transactions in Fund Shares

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,000,371	$34,979,548	2,013,414	$36,941,019
Shares reinvested		1,327,636	22,755,673	781,617	13,490,717
Shares redeemed	+	(2,086,317)	(36,303,966)	(2,622,388)	(47,702,546)

Net transactions in fund shares		1,241,690	$21,431,255	172,643	$2,729,190

Shares Outstanding and Net Assets

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		10,520,618	$200,063,123	10,347,975	$192,670,612
Total increase	+	1,241,690	1,089,825	172,643	7,392,511

End of period		11,762,308	$201,152,948	10,520,618	$200,063,123

Net investment loss			($2,414,753)		($2,468,247)

56 See financial notes

Schwab Financial Services Fund

Financial Statements

Financial Highlights

	11/1/14–		11/1/13–	11/1/12–	11/1/11–	11/1/10–	11/1/09–
	4/30/15*		10/31/14	10/31/13	10/31/12	10/31/11	10/31/10

Per-Share Data ($)

Net asset value at beginning of period	15.82		13.76	10.66	9.17	9.74	8.77

Income (loss) from investment operations:
Net investment income (loss)	0.13	[1]	0.11	0.11	0.08	0.05	0.04
Net realized and unrealized gains (losses)	0.28		2.07	3.08	1.46	(0.58)	0.99

Total from investment operations	0.41		2.18	3.19	1.54	(0.53)	1.03
Less distributions:
Distributions from net investment income	(0.13)		(0.12)	(0.09)	(0.05)	(0.04)	(0.06)

Net asset value at end of period	16.10		15.82	13.76	10.66	9.17	9.74

Total return (%)	2.57	[2]	15.92	30.20	16.92	(5.51)	11.79

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.89	[3]	0.90	0.94	0.94	0.93 [4]	0.95 [5]
Gross operating expenses	0.93	[3]	0.95	1.03	1.10	1.06	1.04
Net investment income (loss)	1.69	[3]	0.76	0.91	0.78	0.45	0.37
Portfolio turnover rate	27	[2]	75	74	84	77	54
Net assets, end of period ($ x 1,000,000)	78		78	66	47	40	52

* Unaudited.

1 Calculated based on the average shares outstanding during the period.
2 Not annualized.
3 Annualized.
4 The ratio of net operating expenses would have been 0.94%, if payment for state filing fees had not been included.
5 The ratio of net operating expenses would have been 0.94%, if certain non-routine expenses had not been incurred.

See financial notes 57

 Schwab Financial Services Fund

Portfolio Holdings as of April 30, 2015 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.csimfunds.com/schwabfunds_prospectus.

		Cost	Value
Holdings by Category		($)	($)

99.0%	Common Stock	64,135,695	77,436,570
0.9%	Short-Term Investment	711,018	711,018

99.9%	Total Investments	64,846,713	78,147,588
0.1%	Other Assets and Liabilities, Net		67,178

100.0%	Net Assets		78,214,766

	Number	Value
Security	of Shares	($)

Common Stock 99.0% of net assets

Banks 34.0%
Banco Latinoamericano de Exportaciones, S.A., Class E	6,731	213,844
Bank of America Corp.	235,905	3,757,967
BNC Bancorp	4,319	78,822
Citigroup, Inc.	70,705	3,769,991
Federal Agricultural Mortgage Corp., Class C	6,910	217,250
Fifth Third Bancorp	40,196	803,920
First Bancorp (North Carolina)	10,600	172,038
First Defiance Financial Corp.	3,308	115,780
First Horizon National Corp.	106,330	1,515,202
Huntington Bancshares, Inc.	69,000	749,340
JPMorgan Chase & Co.	66,860	4,229,564
KeyCorp	29,818	430,870
MidSouth Bancorp, Inc.	9,940	128,922
OFG Bancorp	80,010	1,127,341
Radian Group, Inc.	32,392	578,521
Regions Financial Corp.	82,500	810,975
SunTrust Banks, Inc.	23,954	994,091
The PNC Financial Services Group, Inc.	20,092	1,843,039
Wells Fargo & Co.	80,399	4,429,985
WSFS Financial Corp.	8,467	602,596

		26,570,058

Diversified Financials 25.7%
Affiliated Managers Group, Inc. *	7,899	1,786,201
Ameriprise Financial, Inc.	2,375	297,540
Berkshire Hathaway, Inc., Class B *	30,398	4,292,502
Calamos Asset Management, Inc., Class A	33,022	408,482
Capital One Financial Corp.	17,678	1,429,266
Cash America International, Inc.	2,233	57,879
Discover Financial Services	28,198	1,634,638
Franklin Resources, Inc.	6,945	358,084
Interactive Brokers Group, Inc., Class A	12,338	418,875
Janus Capital Group, Inc.	18,027	322,683
Lazard Ltd., Class A	26,192	1,388,962
Manning & Napier, Inc.	58,165	618,294
McGraw Hill Financial, Inc.	7,877	821,571
Morgan Stanley	64,440	2,404,256
Nelnet, Inc., Class A	14,868	665,640
SEI Investments Co.	5,250	239,715
The Goldman Sachs Group, Inc.	8,401	1,650,125
The NASDAQ OMX Group, Inc.	1,507	73,286
Voya Financial, Inc.	30,021	1,271,089

		20,139,088

Insurance 16.9%
American Equity Investment Life Holding Co.	38,081	1,026,283
American International Group, Inc.	7,943	447,111
AmTrust Financial Services, Inc.	3,806	226,343
Aspen Insurance Holdings Ltd.	12,453	581,929
Assured Guaranty Ltd.	55,367	1,438,988
CNA Financial Corp.	10,010	403,403
Heritage Insurance Holdings, Inc. *	3,721	74,606
Maiden Holdings Ltd.	77,675	1,128,618
MetLife, Inc.	52,910	2,713,754
Reinsurance Group of America, Inc.	21,508	1,970,563
Symetra Financial Corp.	63,952	1,518,860
The Allstate Corp.	10,628	740,347
The Hanover Insurance Group, Inc.	6,213	426,025
W. R. Berkley Corp.	10,631	520,813

		13,217,643

Real Estate 22.4%
AvalonBay Communities, Inc.	4,130	678,724
Brixmor Property Group, Inc.	24,729	579,895
CBRE Group, Inc., Class A *	26,778	1,026,669
Chambers Street Properties	80,090	600,675
CyrusOne, Inc.	3,742	121,540
Duke Realty Corp.	63,418	1,256,311
DuPont Fabros Technology, Inc.	15,248	474,975
Equity LifeStyle Properties, Inc.	31,114	1,643,441
Equity Residential	9,296	686,603
First Industrial Realty Trust, Inc.	16,203	319,685
General Growth Properties, Inc.	38,359	1,051,037
Highwoods Properties, Inc.	4,769	205,258
Host Hotels & Resorts, Inc.	13,630	274,508
Kilroy Realty Corp.	3,460	245,625
Regency Centers Corp.	6,093	382,519
Retail Properties of America, Inc., Class A	5,901	89,164
RLJ Lodging Trust	36,588	1,085,566
Saul Centers, Inc.	5,907	297,240
Simon Property Group, Inc.	15,901	2,885,872
SL Green Realty Corp.	15,129	1,851,184
Summit Hotel Properties, Inc.	106,206	1,398,733

58 See financial notes

 Schwab Financial Services Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Vornado Realty Trust	3,426	354,557

		17,509,781

Total Common Stock
(Cost $64,135,695)		77,436,570

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.9% of net assets

Time Deposit 0.9%
JPMorgan Chase Bank
0.03%, 05/01/15	711,018	711,018

Total Short-Term Investment
(Cost $711,018)		711,018

End of Investments.

At 04/30/15, the tax basis cost of the fund’s investments was $64,856,744 and the unrealized appreciation and depreciation were $14,281,797 and ($990,953), respectively, with a net unrealized appreciation of $13,290,844.

*	Non-income producing security.

In addition to the above, the fund held the following at 04/30/15:

		Contract	Unrealized
	Number of	Value	Depreciation
	Contracts	($)	($)

Futures Contracts

S&P 500 Index, e-mini, Long, expires 06/19/15	5	519,725	(4,410)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2015 (see financial note 2(a) for additional information):

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$77,436,570	$—	$—	$77,436,570
Short-Term Investment[1]	—	711,018	—	711,018

Total	$77,436,570	$711,018	$—	$78,147,588

Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($4,410)	$—	$—	($4,410)

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2015.

See financial notes 59

 Schwab Financial Services Fund

Statement of
Assets and Liabilities
As of April 30, 2015; unaudited

Assets

Investments, at value (cost $64,846,713)		$78,147,588
Deposit with broker for futures contracts		55,200
Receivables:
Fund shares sold		49,185
Dividends		45,973
Receivable from investment adviser		133
Income from securities on loan		84
Prepaid expenses	+	552

Total assets		78,298,715

Liabilities

Payables:
Investment adviser and administrator fees		8,272
Shareholder service fees		5,137
Fund shares redeemed		50,787
Variation margin on futures contracts		5,025
Accrued expenses	+	14,728

Total liabilities		83,949

Net Assets

Total assets		78,298,715
Total liabilities	−	83,949

Net assets		$78,214,766

Net Assets by Source
Capital received from investors		84,411,279
Net investment income not yet distributed		344,456
Net realized capital losses		(19,837,434)
Net unrealized capital appreciation		13,296,465

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$78,214,766		4,858,003		$16.10

60 See financial notes

 Schwab Financial Services Fund

Statement of
Operations
For the period November 1, 2014 through April 30, 2015; unaudited

Investment Income

Dividends (net of foreign withholding taxes of $1,841)		$993,277
Interest		128
Securities on loan	+	36,373

Total investment income		1,029,778

Expenses

Investment adviser and administrator fees		215,637
Shareholder service fees		97,218
Transfer agent fees		14,838
Professional fees		14,342
Registration fees		10,878
Shareholder reports		6,355
Portfolio accounting fees		4,271
Independent trustees’ fees		3,309
Custodian fees		3,002
Interest expense		363
Other expenses	+	1,461

Total expenses		371,674
Expense reduction by CSIM and its affiliates	−	14,838

Net expenses	−	356,836

Net investment income		672,942

Realized and Unrealized Gains (Losses)

Net realized gains on investments		3,279,576
Net realized gains on futures contracts	+	12,294

Net realized gains		3,291,870
Net change in unrealized appreciation (depreciation) on investments		(1,870,714)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(4,410)

Net change in unrealized appreciation (depreciation)	+	(1,875,124)

Net realized and unrealized gains		1,416,746

Increase in net assets resulting from operations		$2,089,688

See financial notes 61

 Schwab Financial Services Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/14-4/30/15			11/1/13-10/31/14
Net investment income		$672,942	$547,971
Net realized gains		3,291,870	8,324,709
Net change in unrealized appreciation (depreciation)	+	(1,875,124)	1,496,790

Increase in net assets from operations		2,089,688	10,369,470

Distributions to Shareholders

Distributions from net investment income		($634,213)	($544,804)

Transactions in Fund Shares

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		666,973	$10,727,752	1,726,999	$25,585,699
Shares reinvested		31,821	515,508	33,720	471,741
Shares redeemed	+	(760,430)	(12,302,277)	(1,631,931)	(23,993,680)

Net transactions in fund shares		(61,636)	($1,059,017)	128,788	$2,063,760

Shares Outstanding and Net Assets

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		4,919,639	$77,818,308	4,790,851	$65,929,882
Total increase or decrease	+	(61,636)	396,458	128,788	11,888,426

End of period		4,858,003	$78,214,766	4,919,639	$77,818,308

Net investment income not yet distributed			$344,456		$305,727

62 See financial notes

Schwab Health Care Fund

Financial Statements

Financial Highlights

	11/1/14–		11/1/13–	11/1/12–	11/1/11–	11/1/10–	11/1/09–
	4/30/15*		10/31/14	10/31/13	10/31/12	10/31/11	10/31/10

Per-Share Data ($)

Net asset value at beginning of period	28.19		24.57	20.59	17.29	15.48	13.41

Income (loss) from investment operations:
Net investment income (loss)	0.10	[1]	0.23	0.22	0.27	0.15	0.19
Net realized and unrealized gains (losses)	2.19		5.84	6.26	3.18	1.85	2.01

Total from investment operations	2.29		6.07	6.48	3.45	2.00	2.20
Less distributions:
Distributions from net investment income	(0.21)		(0.19)	(0.33)	(0.15)	(0.19)	(0.13)
Distributions from net realized gains	(3.22)		(2.26)	(2.17)	—	—	—

Total distributions	(3.43)		(2.45)	(2.50)	(0.15)	(0.19)	(0.13)

Net asset value at end of period	27.05		28.19	24.57	20.59	17.29	15.48

Total return (%)	8.75	[2]	27.06	35.46	20.10	13.00	16.49

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.79	[3]	0.80	0.82	0.82	0.81 [4]	0.82
Gross operating expenses	0.80	[3]	0.81	0.83	0.85	0.85	0.86
Net investment income (loss)	0.76	[3]	0.93	1.06	1.44	0.85	1.14
Portfolio turnover rate	44	[2]	57	54	60	24	37
Net assets, end of period ($ x 1,000,000)	1,157		1,064	816	511	414	410

* Unaudited.

1 Calculated based on the average shares outstanding during the period.
2 Not annualized.
3 Annualized.
4 The ratio of net operating expenses would have been 0.82%, if payment for state filing fees and a voluntary reduction of Investment Adviser fees had not been included.

See financial notes 63

 Schwab Health Care Fund

Portfolio Holdings as of April 30, 2015 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.csimfunds.com/schwabfunds_prospectus.

		Cost	Value
Holdings by Category		($)	($)

99.3%	Common Stock	861,327,561	1,148,128,009
0.2%	Other Investment Company	1,953,365	1,953,365
0.8%	Short-Term Investment	9,812,790	9,812,790

100.3%	Total Investments	873,093,716	1,159,894,164
(0.3%)	Other Assets and Liabilities, Net		(3,093,298)

100.0%	Net Assets		1,156,800,866

	Number	Value
Security	of Shares	($)

Common Stock 99.3% of net assets

Australia 2.3%

Health Care Equipment & Services 2.3%
Cochlear Ltd.	290,626	19,136,909
Ramsay Health Care Ltd.	144,074	7,102,305

		26,239,214

Canada 1.3%

Pharmaceuticals, Biotechnology & Life Sciences 1.3%
Valeant Pharmaceuticals International, Inc. *	69,257	15,023,921

Denmark 3.7%

Health Care Equipment & Services 0.2%
Coloplast A/S, Class B	28,063	2,290,617

Pharmaceuticals, Biotechnology & Life Sciences 3.5%
Novo Nordisk A/S, Class B	724,719	40,686,212

		42,976,829

Finland 0.9%

Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Orion Oyj, Class B (a)	306,185	10,011,957

France 0.2%

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Ipsen S.A.	34,943	2,006,706

Hong Kong 1.6%

Pharmaceuticals, Biotechnology & Life Sciences 1.6%
Sino Biopharmaceutical Ltd.	16,152,000	18,440,370

Ireland 3.9%

Health Care Equipment & Services 0.6%
Medtronic plc	93,200	6,938,740

Pharmaceuticals, Biotechnology & Life Sciences 3.3%
Actavis plc *	76,461	21,627,759
Horizon Pharma plc *	599,450	16,856,534

		38,484,293

		45,423,033

Israel 1.5%

Pharmaceuticals, Biotechnology & Life Sciences 1.5%
Teva Pharmaceutical Industries Ltd.	277,941	16,888,895

Italy 0.3%

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Recordati S.p.A.	182,460	3,635,670

Japan 4.4%

Pharmaceuticals, Biotechnology & Life Sciences 4.4%
Astellas Pharma, Inc.	1,764,000	27,466,707
Kaken Pharmaceutical Co., Ltd.	134,000	4,788,600
Kissei Pharmaceutical Co., Ltd.	59,200	1,757,115
KYORIN Holdings, Inc.	218,500	5,025,888
Shionogi & Co., Ltd.	351,900	11,600,268

		50,638,578

Netherlands 0.5%

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Mylan N.V. *	75,000	5,419,500

New Zealand 0.1%

Health Care Equipment & Services 0.1%
Fisher & Paykel Healthcare Corp., Ltd.	365,668	1,810,940

Republic of Korea 0.6%

Health Care Equipment & Services 0.1%
Osstem Implant Co., Ltd. *	26,321	1,150,270

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Bukwang Pharmaceutical Co., Ltd.	53,769	1,235,201
Cell Biotech Co., Ltd.	5,454	293,188
Medy-Tox, Inc.	11,958	4,133,913

		5,662,302

		6,812,572

64 See financial notes

 Schwab Health Care Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

South Africa 0.5%

Health Care Equipment & Services 0.5%
Netcare Ltd.	1,721,138	6,020,914

Switzerland 4.5%

Pharmaceuticals, Biotechnology & Life Sciences 4.5%
Lonza Group AG - Reg’d *	79,524	11,243,900
Novartis AG - Reg’d	170,553	17,408,706
Roche Holding AG	81,441	23,304,757

		51,957,363

United Kingdom 3.2%

Pharmaceuticals, Biotechnology & Life Sciences 3.2%
AstraZeneca plc	23,888	1,639,352
Shire plc	433,512	35,228,719

		36,868,071

United States 69.8%

Health Care Equipment & Services 21.0%
Abbott Laboratories	599,500	27,828,790
Alere, Inc. *	168,729	8,011,253
Alliance HealthCare Services, Inc. *	17,700	376,479
AngioDynamics, Inc. *	36,300	605,847
Anika Therapeutics, Inc. *	81,100	2,767,132
Becton, Dickinson & Co.	15,200	2,141,224
Boston Scientific Corp. *	729,600	13,001,472
C.R. Bard, Inc.	138,800	23,121,304
Cardinal Health, Inc.	328,000	27,663,520
Centene Corp. *	369,400	22,899,106
Community Health Systems, Inc. *	83,600	4,487,648
CONMED Corp.	9,500	477,185
Edwards Lifesciences Corp. *	39,400	4,990,010
Greatbatch, Inc. *	89,528	4,827,350
HCA Holdings, Inc. *	47,800	3,537,678
Hill-Rom Holdings, Inc.	121,900	6,087,686
Hologic, Inc. *	312,300	10,537,002
LifePoint Hospitals, Inc. *	91,400	6,844,032
McKesson Corp.	111,300	24,864,420
Meridian Bioscience, Inc.	59,600	1,056,112
Molina Healthcare, Inc. *	440,500	26,090,815
NuVasive, Inc. *	87,900	3,931,767
Quality Systems, Inc.	186,200	2,903,789
RadNet, Inc. *	79,700	667,886
St. Jude Medical, Inc.	84,300	5,905,215
The Providence Service Corp. *	17,500	744,100
UnitedHealth Group, Inc.	58,200	6,483,480

		242,852,302

Pharmaceuticals, Biotechnology & Life Sciences 48.8%
AbbVie, Inc.	533,700	34,509,042
Acorda Therapeutics, Inc. *	224,900	6,762,743
Affymetrix, Inc. *	637,848	7,737,096
Agilent Technologies, Inc.	26,700	1,104,579
Amgen, Inc.	427,300	67,474,943
Bio-Rad Laboratories, Inc., Class A *	14,700	1,976,415
Biogen, Inc. *	101,500	37,953,895
Bristol-Myers Squibb Co.	97,355	6,204,434
Catalent, Inc. *	31,300	900,501
Celgene Corp. *	463,400	50,075,004
Charles River Laboratories International, Inc. *	399,300	27,615,588
Emergent Biosolutions, Inc. *	155,200	4,607,888
Gilead Sciences, Inc. *	731,808	73,554,022
Illumina, Inc. *	71,600	13,192,300
Infinity Pharmaceuticals, Inc. *	398,550	5,049,628
Johnson & Johnson	687,900	68,239,680
Ligand Pharmaceuticals, Inc. *	91,829	7,129,603
Luminex Corp. *	76,700	1,190,384
Medivation, Inc. *	14,600	1,762,804
Merck & Co., Inc.	803,900	47,880,284
PAREXEL International Corp. *	262,521	16,689,773
PDL BioPharma, Inc.	538,500	3,591,795
Pernix Therapeutics Holdings, Inc. *	415,112	2,648,415
Pfizer, Inc.	1,959,100	66,472,263
Phibro Animal Health Corp., Class A	48,600	1,543,536
Prestige Brands Holdings, Inc. *	107,868	4,233,819
Sagent Pharmaceuticals, Inc. *	35,300	822,843
SciClone Pharmaceuticals, Inc. *	101,400	828,438
Spectrum Pharmaceuticals, Inc. *(a)	80,800	456,520
The Medicines Co. *	80,700	2,066,727
Zoetis, Inc.	18,600	826,212

		565,101,174

		807,953,476

Total Common Stock
(Cost $861,327,561)		1,148,128,009

Other Investment Company 0.2% of net assets

United States 0.2%

Securities Lending Collateral 0.2%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (b)	1,953,365	1,953,365

Total Other Investment Company
(Cost $1,953,365)		1,953,365

See financial notes 65

 Schwab Health Care Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	Local Currency	($)

Short-Term Investment 0.8% of net assets

Time Deposit 0.8%
Australia & New Zealand Banking Group Ltd.
US Dollar
0.03%, 05/01/15	9,812,790	9,812,790

Total Short-Term Investment
(Cost $9,812,790)		9,812,790

End of Investments.

At 04/30/15, the tax basis cost of the fund’s investments was $873,128,149 and the unrealized appreciation and depreciation were $296,969,791 and ($10,203,776), respectively, with a net unrealized appreciation of $286,766,015.

At 04/30/15, the values of certain foreign securities held by the fund aggregating $274,308,079 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2(a) for additional information)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,903,974.
(b)	The rate shown is the 7-day yield.

Reg’d —	Registered

In addition to the above, the fund held the following at 04/30/15:

		Contract	Unrealized
	Number of	Value	Depreciation
	Contracts	($)	($)

Futures Contracts

S&P 500 Index, e-mini, Long, expires 06/19/15	26	2,702,570	(27,805)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2015 (see financial note 2(a) for additional information):

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$873,819,930	$—	$—	$873,819,930
Australia[1]	—	26,239,214	—	26,239,214
Denmark[1]	—	42,976,829	—	42,976,829
Finland[1]	—	10,011,957	—	10,011,957
France[1]	—	2,006,706	—	2,006,706
Hong Kong[1]	—	18,440,370	—	18,440,370
Israel[1]	—	16,888,895	—	16,888,895
Italy[1]	—	3,635,670	—	3,635,670
Japan[1]	—	50,638,578	—	50,638,578
New Zealand[1]	—	1,810,940	—	1,810,940
Republic of Korea[1]	—	6,812,572	—	6,812,572
South Africa[1]	—	6,020,914	—	6,020,914
Switzerland[1]	—	51,957,363	—	51,957,363
United Kingdom[1]	—	36,868,071	—	36,868,071
Other Investment Company[1]	1,953,365	—	—	1,953,365
Short-Term Investment[1]	—	9,812,790	—	9,812,790

Total	$875,773,295	$284,120,869	$—	$1,159,894,164

66 See financial notes

 Schwab Health Care Fund

Portfolio Holdings (Unaudited) continued

Liabilities Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Financial Instruments
Futures Contracts[2]	($27,805)	$—	$—	($27,805)

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2015.

See financial notes 67

 Schwab Health Care Fund

Statement of
Assets and Liabilities
As of April 30, 2015; unaudited

Assets

Investments, at value (cost $871,140,351) including securities on loan of $1,903,974		$1,157,940,799
Collateral invested for securities on loan, at value (cost $1,953,365)	+	1,953,365

Total investments, at value (cost $873,093,716)		1,159,894,164
Deposit with broker for futures contracts		671,600
Receivables:
Investments sold		21,583,485
Fund shares sold		1,365,523
Foreign tax reclaims		940,510
Dividends		855,043
Income from securities on loan		2,315
Prepaid expenses	+	5,279

Total assets		1,185,317,919

Liabilities

Collateral held for securities on loan		1,953,365
Payables:
Investments bought		24,981,643
Investment adviser and administrator fees		120,226
Shareholder service fees		61,451
Fund shares redeemed		1,286,058
Variation margin on futures contracts		56,188
Due to custodian		20
Accrued expenses	+	58,102

Total liabilities		28,517,053

Net Assets

Total assets		1,185,317,919
Total liabilities	−	28,517,053

Net assets		$1,156,800,866

Net Assets by Source
Capital received from investors		781,640,268
Net investment income not yet distributed		3,827,978
Net realized capital gains		84,561,189
Net unrealized capital appreciation		286,771,431

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$1,156,800,866		42,759,507		$27.05

68 See financial notes

 Schwab Health Care Fund

Statement of
Operations
For the period November 1, 2014 through April 30, 2015; unaudited

Investment Income

Dividends (net of foreign withholding taxes of $497,185)		$8,574,164
Interest		1,576
Securities on loan	+	87,170

Total investment income		8,662,910

Expenses

Investment adviser and administrator fees		2,915,756
Shareholder service fees		1,315,843
Custodian fees		49,084
Transfer agent fees		38,344
Portfolio accounting fees		33,190
Shareholder reports		30,426
Registration fees		23,343
Professional fees		17,401
Independent trustees’ fees		5,510
Interest expense		3,723
Other expenses	+	16,894

Total expenses		4,449,514
Expense reduction by CSIM and its affiliates	−	38,344

Net expenses	−	4,411,170

Net investment income		4,251,740

Realized and Unrealized Gains (Losses)

Net realized gains on investments		84,882,489
Net realized gains on futures contracts		429,771
Net realized losses on foreign currency transactions	+	(6,059)

Net realized gains		85,306,201
Net change in unrealized appreciation (depreciation) on investments		4,331,923
Net change in unrealized appreciation (depreciation) on futures contracts		(386,191)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	63,215

Net change in unrealized appreciation (depreciation)	+	4,008,947

Net realized and unrealized gains		89,315,148

Increase in net assets resulting from operations		$93,566,888

See financial notes 69

 Schwab Health Care Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/14-4/30/15			11/1/13-10/31/14
Net investment income		$4,251,740	$8,554,649
Net realized gains		85,306,201	122,400,978
Net change in unrealized appreciation (depreciation)	+	4,008,947	91,379,380

Increase in net assets from operations		93,566,888	222,335,007

Distributions to Shareholders

Distributions from net investment income		(8,134,921)	(6,270,757)
Distributions from net realized gains	+	(122,526,297)	(76,135,752)

Total distributions		($130,661,218)	($82,406,509)

Transactions in Fund Shares

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,585,790	$122,766,340	8,951,426	$224,018,159
Shares reinvested		4,588,745	118,160,176	3,264,515	74,267,727
Shares redeemed	+	(4,165,756)	(111,154,597)	(7,695,559)	(190,483,862)

Net transactions in fund shares		5,008,779	$129,771,919	4,520,382	$107,802,024

Shares Outstanding and Net Assets

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		37,750,728	$1,064,123,277	33,230,346	$816,392,755
Total increase	+	5,008,779	92,677,589	4,520,382	247,730,522

End of period		42,759,507	$1,156,800,866	37,750,728	$1,064,123,277

Net investment income not yet distributed			$3,827,978		$7,711,159

70 See financial notes

Schwab International Core Equity Fund

Financial Statements

Financial Highlights

	11/1/14–		11/1/13–	11/1/12–	11/1/11–	11/1/10–	11/1/09–
	4/30/15*		10/31/14	10/31/13	10/31/12	10/31/11	10/31/10

Per-Share Data ($)

Net asset value at beginning of period	9.77		9.82	7.90	7.32	7.80	7.25

Income (loss) from investment operations:
Net investment income (loss)	0.12	[1]	0.29 [1]	0.20	0.16	0.17	0.16
Net realized and unrealized gains (losses)	0.53		(0.08)	1.93	0.62	(0.46)	0.57

Total from investment operations	0.65		0.21	2.13	0.78	(0.29)	0.73
Less distributions:
Distributions from net investment income	(0.15)		(0.26)	(0.21)	(0.20)	(0.19)	(0.18)
Distributions from net realized gains	(0.18)		—	—	—	—	—

Total distributions	(0.33)		(0.26)	(0.21)	(0.20)	(0.19)	(0.18)

Net asset value at end of period	10.09		9.77	9.82	7.90	7.32	7.80

Total return (%)	7.04	[2]	2.20	27.70	11.17	(3.89)	10.09

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.86	[3]	0.86	0.86	0.86	0.80 [4]	0.87	[5]
Gross operating expenses	0.91	[3]	0.98	1.10	1.16	1.22	1.27
Net investment income (loss)	2.59	[3]	2.95	2.40	2.45	2.32	1.85
Portfolio turnover rate	47	[2]	90	75	112	86	91	[6]
Net assets, end of period ($ x 1,000,000)	605		423	147	78	60	53

* Unaudited.

1 Calculated based on the average shares outstanding during the period.
2 Not annualized.
3 Annualized.
4 The ratio of net operating expenses would have been 0.86%, if a voluntary reduction of Investment Adviser fees had not been included.
5 The ratio of net operating expenses would have been 0.86%, if certain non-routine expenses had not been incurred.
6 Portfolio turnover excludes the impact of investment activity resulting from a merger with another fund.

See financial notes 71

 Schwab International Core Equity Fund

Portfolio Holdings as of April 30, 2015 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.csimfunds.com/schwabfunds_prospectus.

		Cost	Value
Holdings by Category		($)	($)

97.9%	Common Stock	555,063,133	592,346,783
0.3%	Other Investment Company	1,477,256	1,477,256

98.2%	Total Investments	556,540,389	593,824,039
1.8%	Other Assets and Liabilities, Net		11,061,809

100.0%	Net Assets		604,885,848

	Number	Value
Security	of Shares	($)

Common Stock 97.9% of net assets

Australia 5.3%

Banks 0.5%
Commonwealth Bank of Australia	9,015	631,023
Westpac Banking Corp.	74,076	2,128,253

		2,759,276

Diversified Financials 1.1%
ASX Ltd.	21,443	712,262
Macquarie Group Ltd.	22,628	1,386,474
Platinum Asset Management Ltd.	808,660	4,812,564

		6,911,300

Energy 2.1%
Caltex Australia Ltd.	78,506	2,189,522
Woodside Petroleum Ltd.	389,258	10,734,645

		12,924,167

Food & Staples Retailing 0.1%
Metcash Ltd.	247,579	258,438

Food, Beverage & Tobacco 0.3%
Coca-Cola Amatil Ltd.	252,068	2,040,681

Health Care Equipment & Services 0.1%
Cochlear Ltd.	10,626	699,692

Materials 0.4%
Northern Star Resources Ltd.	618,385	1,099,738
Rio Tinto Ltd.	4,380	197,438
Sandfire Resources NL	256,812	993,628

		2,290,804

Retailing 0.2%
JB Hi-Fi Ltd.	87,490	1,351,460

Transportation 0.5%
Qantas Airways Ltd. *	1,172,321	3,133,542

		32,369,360

Austria 0.1%

Real Estate 0.1%
CA Immobilien Anlagen AG *	31,992	580,588

Belgium 2.9%

Food & Staples Retailing 0.4%
Delhaize Group S.A.	29,636	2,385,708

Insurance 1.0%
Ageas	166,928	6,271,854

Transportation 1.5%
bpost S.A.	311,723	8,939,745

		17,597,307

Canada 1.1%

Automobiles & Components 0.5%
Magna International, Inc.	65,126	3,281,940

Materials 0.1%
Dominion Diamond Corp.	23,500	463,183

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Valeant Pharmaceuticals International, Inc. *	14,005	3,036,990

		6,782,113

Denmark 2.8%

Banks 0.5%
Sydbank A/S	78,304	2,939,383

Consumer Durables & Apparel 0.9%
Pandora A/S	54,574	5,640,850

Pharmaceuticals, Biotechnology & Life Sciences 1.2%
Novo Nordisk A/S, Class B	131,455	7,379,972

Transportation 0.2%
AP Moeller - Maersk A/S, Series B	568	1,127,244

		17,087,449

Finland 0.1%

Real Estate 0.1%
Sponda Oyj	85,865	375,515

France 9.0%

Banks 1.8%
Credit Agricole S.A.	687,379	10,694,480

Capital Goods 0.3%
Safran S.A.	27,973	2,043,912

Consumer Durables & Apparel 1.2%
Christian Dior SE	38,420	7,511,145

Energy 1.5%
Total S.A.	161,270	8,732,763

Insurance 0.2%
CNP Assurances	65,138	1,170,755

Media 0.6%
Technicolor S.A. - Reg’d *	514,426	3,490,147

72 See financial notes

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Pharmaceuticals, Biotechnology & Life Sciences 2.1%
Ipsen S.A.	50,235	2,884,895
Sanofi	97,547	9,929,349

		12,814,244

Software & Services 0.8%
UBISOFT Entertainment *	261,808	4,827,675

Telecommunication Services 0.5%
Orange S.A.	181,947	2,996,906

		54,282,027

Germany 7.3%

Automobiles & Components 0.4%
Continental AG	10,020	2,348,233

Capital Goods 1.8%
Duerr AG	103,470	10,590,948
Wacker Neuson SE	14,978	384,447

		10,975,395

Consumer Durables & Apparel 0.6%
Hugo Boss AG	28,514	3,508,660

Food & Staples Retailing 0.1%
METRO AG	23,485	851,211

Insurance 2.5%
Allianz SE - Reg’d	88,679	15,094,463

Materials 0.0%
Aurubis AG	3,024	191,084

Media 1.7%
CTS Eventim AG & Co. KGaA	13,317	455,692
ProSiebenSat.1 Media AG - Reg’d	164,223	8,396,256
Stroeer Media SE	31,733	1,173,241

		10,025,189

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Merck KGaA	8,478	913,972

		43,908,207

Greece 0.1%

Consumer Services 0.1%
OPAP S.A.	37,865	338,758

Hong Kong 5.2%

Capital Goods 0.1%
EVA Precision Industrial Holdings Ltd.	1,408,000	456,959

Consumer Durables & Apparel 0.2%
Pacific Textile Holdings Ltd.	684,000	949,589

Diversified Financials 0.2%
Sun Hung Kai & Co., Ltd.	1,351,065	1,405,176

Energy 0.2%
CNOOC Ltd.	806,000	1,374,401

Materials 1.1%
Huabao International Holdings Ltd.	5,887,554	6,613,151

Real Estate 3.1%
China Resources Land Ltd.	576,000	2,089,848
Hang Lung Properties Ltd.	1,359,000	4,594,186
Kerry Properties Ltd.	197,000	804,013
New World Development Co., Ltd.	8,388,000	11,125,517

		18,613,564

Utilities 0.3%
Guangdong Investment Ltd.	1,362,000	2,030,965

		31,443,805

Israel 1.2%

Diversified Financials 0.8%
Plus500 Ltd.	438,408	5,050,535

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Teva Pharmaceutical Industries Ltd.	36,605	2,224,278

		7,274,813

Italy 1.4%

Automobiles & Components 0.2%
Brembo S.p.A.	40,873	1,635,028

Banks 0.7%
Banca Popolare Di Milano Scarl *	4,180,167	4,307,357

Capital Goods 0.2%
Biesse S.p.A.	71,536	1,153,231

Consumer Durables & Apparel 0.1%
Luxottica Group S.p.A.	6,028	396,985

Diversified Financials 0.1%
Banca IFIS S.p.A.	21,257	436,141

Energy 0.1%
ERG S.p.A.	32,312	465,492

		8,394,234

Japan 20.2%

Automobiles & Components 1.5%
Fuji Heavy Industries Ltd.	218,390	7,302,959
Sumitomo Rubber Industries Ltd.	95,000	1,761,427

		9,064,386

Banks 3.4%
Fukuoka Financial Group, Inc.	383,000	2,200,428
Resona Holdings, Inc.	1,304,400	6,955,145
Sumitomo Mitsui Financial Group, Inc.	224,800	9,815,799
The Bank of Yokohama Ltd.	277,000	1,757,999

		20,729,371

Capital Goods 1.6%
Minebea Co., Ltd.	272,000	4,170,612
Mitsubishi Electric Corp.	167,000	2,180,970
Nippo Corp.	100,517	1,681,051
Takuma Co., Ltd.	172,800	1,327,558

		9,360,191

Commercial & Professional Supplies 0.3%
Meitec Corp.	30,400	978,968
Nissha Printing Co., Ltd.	41,300	799,725

		1,778,693

Consumer Durables & Apparel 1.5%
Haseko Corp.	889,000	8,778,242

Consumer Services 0.1%
Kura Corp.	15,200	586,207

See financial notes 73

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Health Care Equipment & Services 0.3%
Miraca Holdings, Inc.	40,000	2,012,378

Materials 0.7%
Asahi Holdings, Inc.	128,700	2,421,803
Taiheiyo Cement Corp.	661,000	2,082,976

		4,504,779

Media 0.3%
CyberAgent, Inc.	42,929	2,065,774

Pharmaceuticals, Biotechnology & Life Sciences 1.5%
Astellas Pharma, Inc.	535,100	8,331,879
Kaken Pharmaceutical Co., Ltd.	18,000	643,245

		8,975,124

Real Estate 0.6%
Premier Investment Corp.	666	3,711,585

Retailing 1.7%
Canon Marketing Japan, Inc.	245,356	4,608,938
T-Gaia Corp.	407,700	5,523,691

		10,132,629

Software & Services 1.1%
Fujitsu Ltd.	488,000	3,234,637
Mixi, Inc.	92,500	3,629,819

		6,864,456

Technology Hardware & Equipment 1.1%
Hoya Corp.	85,400	3,291,389
Murata Manufacturing Co., Ltd.	6,100	859,575
Oki Electric Industry Co., Ltd.	1,132,000	2,319,033

		6,469,997

Transportation 1.3%
Central Japan Railway Co.	5,545	990,372
Japan Airlines Co., Ltd.	189,000	6,301,672
West Japan Railway Co.	13,500	747,676

		8,039,720

Utilities 3.2%
Osaka Gas Co., Ltd.	1,054,000	4,473,350
Tohoku Electric Power Co., Inc.	402,800	5,067,124
Tokyo Gas Co., Ltd.	1,664,000	9,602,609

		19,143,083

		122,216,615

Netherlands 4.4%

Capital Goods 0.6%
Koninklijke Boskalis Westminster N.V.	70,735	3,675,433

Food & Staples Retailing 1.5%
Koninklijke Ahold N.V.	475,085	9,204,352

Food, Beverage & Tobacco 1.7%
Unilever N.V. CVA	231,651	10,104,755

Media 0.6%
Reed Elsevier N.V.	153,847	3,710,391

		26,694,931

New Zealand 0.2%

Transportation 0.2%
Air New Zealand Ltd.	452,846	930,614

Norway 1.2%

Banks 0.3%
SpareBank 1 SMN	165,669	1,479,881

Energy 0.8%
TGS Nopec Geophysical Co. A.S.A.	196,813	5,008,695

Food, Beverage & Tobacco 0.1%
Salmar A.S.A.	35,563	577,380

		7,065,956

Portugal 0.7%

Transportation 0.7%
CTT-Correios de Portugal S.A.	385,032	4,342,763

Republic of Korea 0.2%

Household & Personal Products 0.1%
Amorepacific Group (a)	406	617,332

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Medy-Tox, Inc.	2,000	691,406

		1,308,738

Singapore 2.2%

Banks 1.0%
DBS Group Holdings Ltd.	382,000	6,070,122

Retailing 0.2%
Jardine Cycle & Carriage Ltd.	29,000	883,664

Transportation 1.0%
ComfortDelGro Corp., Ltd.	2,182,000	5,054,920
Singapore Post Ltd.	878,000	1,265,919

		6,320,839

		13,274,625

South Africa 0.7%

Materials 0.7%
Mondi Ltd.	223,024	4,497,192

Spain 1.9%

Banks 0.9%
Banco Santander S.A.	491,658	3,717,214
Bankinter S.A.	121,039	915,391
Liberbank S.A. *	821,068	709,203

		5,341,808

Food, Beverage & Tobacco 0.1%
Viscofan S.A.	11,366	722,416

Media 0.7%
Mediaset Espana Comunicacion S.A. *	321,508	4,357,929

Software & Services 0.2%
Amadeus IT Holding S.A., A Shares	17,239	785,787

		11,207,940

74 See financial notes

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Sweden 1.9%

Banks 0.7%
Nordea Bank AB	321,455	4,084,132

Capital Goods 0.1%
Peab AB	48,451	408,630

Food & Staples Retailing 0.1%
Axfood AB	53,732	848,838

Real Estate 0.4%
Fastighets AB Balder, B Shares *	143,502	2,557,958

Software & Services 0.4%
Net Entertainment NE AB, B Shares *	68,323	2,583,190

Technology Hardware & Equipment 0.2%
Telefonaktiebolaget LM Ericsson, B Shares	117,577	1,285,913

		11,768,661

Switzerland 7.7%

Diversified Financials 0.1%
Cembra Money Bank AG *	9,461	629,421

Food, Beverage & Tobacco 2.1%
Nestle S.A. - Reg’d	160,636	12,462,817

Insurance 3.2%
Swiss Life Holding AG - Reg’d *	43,853	10,406,356
Zurich Insurance Group AG *	30,048	9,274,410

		19,680,766

Pharmaceuticals, Biotechnology & Life Sciences 2.3%
Novartis AG - Reg’d	39,866	4,069,207
Roche Holding AG	34,696	9,928,437

		13,997,644

		46,770,648

Taiwan 0.8%

Semiconductors & Semiconductor Equipment 0.1%
Inotera Memories, Inc. *	301,000	345,666
Nanya Technology Corp. *	121,000	268,738

		614,404

Technology Hardware & Equipment 0.7%
Foxconn Technology Co., Ltd.	446,000	1,271,117
Hon Hai Precision Industry Co., Ltd.	363,000	1,087,710
Largan Precision Co., Ltd.	8,000	801,648
Pegatron Corp.	447,700	1,326,289

		4,486,764

		5,101,168

United Kingdom 19.3%

Banks 0.1%
Bank of Georgia Holdings plc	20,436	561,237

Capital Goods 1.4%
BAE Systems plc	1,067,138	8,267,336

Commercial & Professional Supplies 0.2%
WS Atkins plc	64,220	1,317,674

Consumer Durables & Apparel 0.3%
Persimmon plc	79,216	2,056,791

Consumer Services 1.7%
Betfair Group plc	59,755	2,129,316
Carnival plc	33,396	1,519,423
Unibet Group plc SDR	110,346	6,468,470

		10,117,209

Diversified Financials 0.3%
Investec plc	166,795	1,592,708

Energy 2.9%
BP plc	1,350,275	9,738,716
Royal Dutch Shell plc, B Shares	236,177	7,561,393

		17,300,109

Food & Staples Retailing 0.2%
Greggs plc	54,481	990,119

Food, Beverage & Tobacco 3.3%
British American Tobacco plc	161,839	8,892,014
Unilever plc	252,369	11,062,455

		19,954,469

Household & Personal Products 0.5%
Reckitt Benckiser Group plc	36,229	3,224,539

Materials 3.1%
BHP Billiton plc	428,266	10,293,999
Evraz plc	791,480	2,298,545
Polymetal International plc	101,237	822,283
Rio Tinto plc	125,242	5,604,711

		19,019,538

Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Shire plc	61,754	5,018,349

Real Estate 0.3%
St. Modwen Properties plc	118,147	788,897
The Unite Group plc	137,722	1,266,305

		2,055,202

Retailing 1.1%
Howden Joinery Group plc	240,866	1,714,680
Next plc	33,743	3,793,739
WH Smith plc	63,690	1,397,364

		6,905,783

Semiconductors & Semiconductor Equipment 0.7%
ARM Holdings plc	96,669	1,642,539
Dialog Semiconductor plc *	52,908	2,385,562

		4,028,101

Software & Services 0.4%
Moneysupermarket.com Group plc	595,999	2,553,882

Technology Hardware & Equipment 0.2%
Pace plc	212,907	1,349,867

Telecommunication Services 1.7%
BT Group plc	1,433,577	9,998,603

Transportation 0.1%
Go-Ahead Group plc	11,156	421,240

		116,732,756

Total Common Stock
(Cost $555,063,133)		592,346,783

See financial notes 75

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Other Investment Company 0.3% of net assets

Money Market Fund 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (b)	1,477,256	1,477,256

Total Other Investment Company
(Cost $1,477,256)		1,477,256

End of Investments.

At 04/30/15, the tax basis cost of the fund’s investments was $556,867,337 and the unrealized appreciation and depreciation were $46,449,810 and ($9,493,108), respectively, with a net unrealized appreciation of $36,956,702.

At 04/30/15, the values of certain foreign securities held by the fund aggregating $568,642,783 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2(a) for additional information).

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	The rate shown is the 7-day yield.

CVA —	Dutch Certificate
Reg’d —	Registered
SDR —	Swedish Depositary Receipt

In addition to the above, the fund held the following at 04/30/15:

		Contract	Unrealized
	Number of	Value	Appreciation
	Contracts	($)	($)

Futures Contracts

MSCI EAFE, e-mini, Long, expires 06/19/15	70	6,629,700	2,848

			Amount of		Amount of
		Currency	Currency	Currency	Currency	Unrealized
Expiration		to be	to be	to be	to be	Appreciation
Date	Counterparty	Received	Received	Delivered	Delivered	($)

Forward Foreign Currency Exchange Contracts

05/08/2015	State Street Bank & Trust Co.	JPY	235,262,582	USD	1,970,386	1,564
05/07/2015	State Street Bank & Trust Co.	USD	194,521	JPY	23,225,750	758

Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts						2,322

76 See financial notes

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2015 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$254,285,502	$—	$254,285,502
Canada[1]	6,782,113	—	—	6,782,113
Germany[1]	—	33,883,018	—	33,883,018
Media	455,692	9,569,497	—	10,025,189
Hong Kong[1]	—	30,494,216	—	30,494,216
Consumer Durables & Apparel	949,589	—	—	949,589
Israel[1]	—	2,224,278	—	2,224,278
Diversified Financials	5,050,535	—	—	5,050,535
Italy[1]	—	7,928,742	—	7,928,742
Energy	465,492	—	—	465,492
Japan[1]	—	115,746,618	—	115,746,618
Technology Hardware & Equipment	859,575	5,610,422	—	6,469,997
Republic of Korea[1]	—	691,406	—	691,406
Household & Personal Products	—	—	617,332	617,332
United Kingdom[1]	—	104,560,345	—	104,560,345
Consumer Services	6,468,470	3,648,739	—	10,117,209
Real Estate	2,055,202	—	—	2,055,202
Other Investment Company[1]	1,477,256	—	—	1,477,256

Total	$24,563,924	$568,642,783	$617,332	$593,824,039

Other Financial Instruments
Futures Contracts[2]	$2,848	$—	$—	$2,848
Forward Foreign Currency Exchange Contracts[2]	—	2,322	—	2,322

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts and forward foreign currency exchange contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	April 30,
Investments in Securities	2014	(Losses)	(Depreciation)	Purchases	Sales	in	out	2015

Common Stock
Republic of Korea	$—	$—	$183,989	$433,343	$—	$—	$—	$617,332

Total	$—	$—	$183,989	$433,343	$—	$—	$—	$617,332

All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying Statement of Operations. The change in net unrealized appreciation (depreciation) for Level 3 investments held by the fund at April 30, 2015 was $183,989.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $2,059,301 from Level 1 to Level 2 for the period ended April 30, 2015. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 during the period.

See financial notes 77

 Schwab International Core Equity Fund

Statement of
Assets and Liabilities
As of April 30, 2015; unaudited

Assets

Investments, at value (cost $556,540,389)		$593,824,039
Foreign currency, at value (cost $1,092,148)		1,092,879
Deposit with broker for futures contracts		950,400
Receivables:
Investments sold		8,472,325
Fund shares sold		5,527,762
Dividends		2,599,672
Foreign tax reclaims		259,706
Unrealized appreciation on forward foreign currency exchange contracts		2,322
Prepaid expenses	+	9,469

Total assets		612,738,574

Liabilities

Payables:
Investments bought		7,408,059
Investment adviser and administrator fees		62,748
Shareholder service fees		27,453
Fund shares redeemed		283,770
Variation margin on futures contracts		47,200
Accrued expenses	+	23,496

Total liabilities		7,852,726

Net Assets

Total assets		612,738,574
Total liabilities	−	7,852,726

Net assets		$604,885,848

Net Assets by Source
Capital received from investors		572,598,449
Net investment income not yet distributed		4,182,301
Net realized capital losses		(9,201,522)
Net unrealized capital appreciation		37,306,620

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$604,885,848		59,947,642		$10.09

78 See financial notes

 Schwab International Core Equity Fund

Statement of
Operations
For the period November 1, 2014 through April 30, 2015; unaudited

Investment Income

Dividends (net of foreign withholding taxes of $632,805)		$8,041,709
Interest	+	23

Total investment income		8,041,732

Expenses

Investment adviser and administrator fees		1,352,750
Shareholder service fees		574,231
Custodian fees		78,863
Portfolio accounting fees		38,152
Registration fees		27,170
Professional fees		23,148
Transfer agent fees		14,802
Shareholder reports		13,066
Independent trustees’ fees		4,001
Interest expense		7
Other expenses	+	6,639

Total expenses		2,132,829
Expense reduction by CSIM and its affiliates	−	127,020

Net expenses	−	2,005,809

Net investment income		6,035,923

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(1,209,163)
Net realized gains on futures contracts		325,681
Net realized losses on foreign currency transactions	+	(67,118)

Net realized losses		(950,600)
Net change in unrealized appreciation (depreciation) on investments		32,647,789
Net change in unrealized appreciation (depreciation) on futures contracts		(149,385)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	43,242

Net change in unrealized appreciation (depreciation)	+	32,541,646

Net realized and unrealized gains		31,591,046

Increase in net assets resulting from operations		$37,626,969

See financial notes 79

 Schwab International Core Equity Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/14-4/30/15			11/1/13-10/31/14
Net investment income		$6,035,923	$6,372,776
Net realized gains (losses)		(950,600)	12,538,542
Net change in unrealized appreciation (depreciation)	+	32,541,646	(18,676,258)

Increase in net assets from operations		37,626,969	235,060

Distributions to Shareholders

Distributions from net investment income		(6,697,762)	(4,000,904)
Distributions from net realized gains	+	(8,247,177)	—

Total distributions		($14,944,939)	($4,000,904)

Transactions in Fund Shares

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		21,373,561	$204,034,542	35,207,779	$349,758,745
Shares reinvested		1,470,490	13,499,099	277,927	2,612,515
Shares redeemed	+	(6,144,011)	(57,905,722)	(7,226,558)	(73,262,028)

Net transactions in fund shares		16,700,040	$159,627,919	28,259,148	$279,109,232

Shares Outstanding and Net Assets

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		43,247,602	$422,575,899	14,988,454	$147,232,511
Total increase	+	16,700,040	182,309,949	28,259,148	275,343,388

End of period		59,947,642	$604,885,848	43,247,602	$422,575,899

Net investment income not yet distributed			$4,182,301		$4,844,140

80 See financial notes

 Schwab Active Equity Funds

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds in this report is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)	Schwab Target 2010 Fund
Schwab Core Equity Fund	Schwab Target 2015 Fund
Schwab Dividend Equity Fund	Schwab Target 2020 Fund
Schwab Large-Cap Growth Fund	Schwab Target 2025 Fund
Schwab Small-Cap Equity Fund	Schwab Target 2030 Fund
Schwab Hedged Equity Fund	Schwab Target 2035 Fund
Schwab Financial Services Fund	Schwab Target 2040 Fund
Schwab Health Care Fund	Schwab Target 2045 Fund
Schwab International Core Equity Fund	Schwab Target 2050 Fund
Schwab S&P 500 Index Fund	Schwab Target 2055 Fund
Schwab Small-Cap Index Fund	Schwab Fundamental US Large Company Index Fund
Schwab Total Stock Market Index Fund	Schwab Fundamental US Small Company Index Fund
Schwab International Index Fund	Schwab Fundamental International Large Company Index Fund
Schwab MarketTrack All Equity Portfolio	Schwab Fundamental International Small Company Index Fund
Schwab MarketTrack Growth Portfolio	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab MarketTrack Balanced Portfolio	Schwab Fundamental Global Real Estate Index Fund
Schwab MarketTrack Conservative Portfolio	Schwab Monthly Income Fund - Moderate Payout
Laudus Small-Cap MarketMasters Fund	Schwab Monthly Income Fund - Enhanced Payout
Laudus International MarketMasters Fund	Schwab Monthly Income Fund - Maximum Payout
Schwab Balanced Fund

Each fund in this report offers one share class. Shares are bought and sold (subject to a redemption fee, see financial note 9) at closing net asset value per share (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The funds invest in certain other investment companies (“underlying funds”). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the SEC.

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

 81

 Schwab Active Equity Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to a fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the NAV of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.

•	Futures contracts and forward foreign currency exchange contracts (“forwards”): Futures contracts are valued at their settlement prices as of the close of their exchanges. Forwards are valued based on that day’s forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.

•	Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security’s market value.

•	Underlying funds: Mutual funds are valued at their respective NAVs. Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and

82

 Schwab Active Equity Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the funds’ investments as of April 30, 2015 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.

Forward Foreign Currency Exchange Contracts: Forwards are contracts to buy and sell a currency at a set price on a future date. The value of the forwards is accounted for as unrealized appreciation or depreciation until the contracts settle, at which time the gains or losses are realized.

Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allows the funds to terminate any loans at any given time. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. A fund retains the right to recall a security on loan. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan (at market value computed at the time of the loan). Total costs and expenses, including agent fees associated with securities lending activities under the trust’s Securities Lending Program paid to the unaffiliated lending agent are approximately 15% of the gross lending revenues.

 83

 Schwab Active Equity Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

The value of the securities on loan and the related collateral as of April 30, 2015, if any, are disclosed in each fund’s Portfolio Holdings. The value of the securities on loan and the investments of cash collateral are also disclosed in each fund’s Statement of Assets and Liabilities.

Short Sales: When a fund sells securities short (sells securities it does not own), the fund identifies assets worth at least 100% of the value of the short securities as collateral. If the market value of the short securities subsequently falls, the fund can realize a gain by closing the short position. However, if the value rises, the fund typically would have to add to its collateral or close out its short position at a loss. The potential for losses associated with short positions is much greater than the original value of the securities sold short and may exceed amounts recorded in the Statement of Assets and Liabilities.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

If a fund sells securities short, it records the proceeds received as an asset and the obligation to buy back the securities as a liability. At the time a short sale is initiated, the asset and liability are of equal value and effectively cancel each other out. Subsequently, the fund values the liability side of the transaction according to the market price of the securities sold short, and values the asset side according to the value of the proceeds. When a fund closes out a short position (buys the security), it records the outcome as a realized gain or loss. Dividends accrued on securities sold short are recorded as an expense on a fund’s records and presented in the Statement of Operations. A fund may also incur stock loan fees which represent the cost of borrowing securities used for short sale transactions.

Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

When a fund closes out a futures contract or forward position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.

84

 Schwab Active Equity Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds make distributions from net investment income, if any, once a year, with the exception of Schwab Dividend Equity Fund which typically pays quarterly dividends. The funds make distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

Certain funds have an arrangement with their custodian bank, State Street Bank and Trust Company (“State Street”), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to a fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Foreign Taxes:

The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of April 30, 2015, if any, are reflected in each fund’s Statement of Assets and Liabilities.

(k) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

(l) New Accounting Pronouncements:

In June 2014, Accounting Standards Update (“ASU”) No. 2014-11, Topic 860 Transfers and Servicing — Repurchase-to-Maturity Transactions, Repurchase Financings and Disclosures, was issued and is effective for interim periods beginning after 3/15/15 and annual periods beginning after December 15, 2014. The ASU modifies accounting guidance and enhances disclosure requirements for repurchase agreement and securities lending transactions. Management is currently evaluating the impact the adoption of ASU 2014-11 may have on the funds’ financial statement disclosures.

3. Risk Factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

 85

 Schwab Active Equity Funds

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

Market Risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of the investment in a fund will fluctuate, which means that investors could lose money.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Management Risk. The funds’ investment adviser makes investment decisions for the funds using a strategy based largely on historical information. There is no guarantee that a strategy based on historical information will produce the desired results in the future. In addition, the portfolio optimization process used by each fund to assist in constructing the fund’s portfolio does not assure successful investment. Securities selected with the assistance of the process may be negatively impacted by factors or events not foreseen in developing the process. As a result, a fund may have a lower return than if it were managed using another process or strategy.

Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — large-cap and mid-cap stocks, for instance — a fund’s performance also will lag those investments.

Large- and Mid-Cap Risk. Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more vulnerable to adverse business or economic events than larger, more established companies. During a period when large- and mid-cap U.S. stocks fall behind other types of investments — small-cap stocks, for instance — a fund’s performance also will lag those investments.

Growth Investing Risk. Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.

Dividend Paying Risk. To the extent that a fund invests in dividend paying stocks, the fund’s performance will correlate directly with the performance of the dividend paying stock segment of the stock market, and the fund may underperform funds that do not limit their investments to dividend paying stocks. If stocks held by a fund reduce or stop paying dividends, the fund’s ability to generate income may be affected.

Derivatives Risk. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk and market risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to credit risk, leverage risk, lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately large impact on a fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gain. A fund’s use of derivatives could reduce the fund’s performance, increase its volatility, and could cause the fund to lose more than the initial amount invested.

Liquidity Risk. A particular investment may be difficult to purchase or sell. A fund may be unable to sell illiquid securities at an advantageous time or price.

Convertible Securities Risk. Convertible securities generally are debt obligations that pay income, but which may convert into common or preferred stock under certain circumstances. The value of a convertible security is influenced by the credit standing of the issuer, and changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

ETF Risk. When a fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.

86

 Schwab Active Equity Funds

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

REITs Risk. A fund’s investments in real estate investment trusts (“REITs”) will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks; for example, REITs are dependent upon specialized management skills and cash flows, and may have their investments in relatively few properties, a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences on a fund. In addition, REITs have their own expenses, and a fund will bear a proportionate share of those expenses.

Short Sales Risk. Certain funds engage in short sales transactions. Short sales are transactions in which a fund sells a security it does not own. To complete a short sale, a fund must borrow the security to deliver to the buyer. A fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by a fund, and the fund will incur a loss if the price of the security sold short increases between the time of the short sales and the time the fund replaces the borrowed security.

To the extent a fund establishes both long and short positions in equity securities the fund’s long positions could decline in value at the same time that the value of the stocks sold short increase, thereby increasing the fund’s overall potential for loss. A fund’s short sales may result in a loss if the prices of the borrowed securities rise and it costs more to replace the borrowed securities. In contrast to a fund’s long positions, the potential loss on the fund’s short positions is unlimited. In addition, the lender of the borrowed securities may require a fund to return the securities on short notice, which may require the fund to purchase the borrowed securities at an unfavorable price, resulting in a loss.

Foreign Investment Risk. A fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets. To the extent a fund’s investments in a single country or a limited number of countries represent a higher percentage of the fund’s assets, the fund assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance and it may be subject to increased price volatility.

Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Concentration Risk. The investments of certain funds are concentrated in issuers doing business in the same sector, and therefore, the companies in which a fund invests will be affected by many of the same factors, such as legislative or regulatory changes, intense competition for market share, and other competitive challenges. In addition, a fund is subject to the risks that stocks of these companies may underperform other segments of the equity market or stock market as a whole and are likely to have above-average volatility.

Security Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.

 87

 Schwab Active Equity Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:

Schwab
	Schwab	Schwab	Schwab	Schwab	Schwab	International
% of Average	Core	Dividend	Large-Cap	Small-Cap	Hedged	Core
Daily Net Assets	Equity Fund	Equity Fund	Growth Fund	Equity Fund	Equity Fund	Equity Fund

Flat rate	0.47%	0.62%	0.72%	0.81%	1.05%	0.58%

	Schwab	Schwab
% of Average	Financial	Health Care
Daily Net Assets	Services Fund	Fund

First $500 million	0.54%	0.54%
$500 million to $1 billion	0.515%	0.515%
Over $1 billion	0.49%	0.49%

The Board has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab) under the Plan. All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds). Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payment received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

Although these agreements specify certain fees for these services, CSIM and its affiliates have made an additional agreement with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (“expense limitation”). The expense limitation as a percentage of average daily net assets is as follows:

Schwab	Schwab	Schwab	Schwab	Schwab
Core	Dividend	Large-Cap	Small-Cap	Hedged
Equity Fund	Equity Fund	Growth Fund	Equity Fund	Equity Fund

0.75%	0.89%	0.99%	1.12%	1.33% *

Schwab
Schwab	Schwab	International
Financial	Health Care	Core
Services Fund	Fund	Equity Fund

0.94%	0.82%	0.86%

*	Excludes dividends and stock loan fees paid on securities sold short.

88

 Schwab Active Equity Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Certain Schwab funds may own shares of other Schwab funds. The table below reflects the percentages of shares of each fund in this report that are owned by other Schwab funds as of April 30, 2015, as applicable:

	Underlying Funds
				Schwab
	Schwab	Schwab	Schwab	International
	Core	Dividend	Small-Cap	Core
	Equity Fund	Equity Fund	Equity Fund	Equity Fund

Schwab Target 2010 Fund	0.2%	0.1%	0.2%	0.4%
Schwab Target 2015 Fund	0.4%	0.2%	0.4%	0.7%
Schwab Target 2020 Fund	2.1%	1.1%	2.7%	4.3%
Schwab Target 2025 Fund	1.8%	1.0%	2.6%	3.7%
Schwab Target 2030 Fund	4.0%	2.1%	6.3%	8.3%
Schwab Target 2035 Fund	1.8%	0.9%	3.1%	3.8%
Schwab Target 2040 Fund	4.8%	2.6%	8.8%	10.3%
Schwab Target 2045 Fund	0.3%	0.2%	0.6%	0.7%
Schwab Target 2050 Fund	0.3%	0.2%	0.6%	0.6%
Schwab Target 2055 Fund	0.2%	0.1%	0.3%	0.3%
Schwab Monthly Income Fund - Moderate Payout	—%	0.7%	—%	—%
Schwab Monthly Income Fund - Enhanced Payout	—%	1.0%	—%	—%
Schwab Monthly Income Fund - Maximum Payout	—%	0.3%	—%	—%
Schwab Balanced Fund	3.6%	—%	—%	—%

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on a fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred an interest expense, which is disclosed on a fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

 89

 Schwab Active Equity Funds

Financial Notes, unaudited (continued)

7. Purchases and Sales/Maturities of Investment Securities:

For the period ended April 30, 2015, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Schwab Core Equity Fund	$1,012,886,384	$1,048,648,740
Schwab Dividend Equity Fund	706,165,233	788,386,613
Schwab Large-Cap Growth Fund	112,534,061	124,929,921
Schwab Small-Cap Equity Fund	336,806,761	340,588,686
Schwab Hedged Equity Fund*	137,019,672	149,024,441
Schwab Financial Services Fund	21,572,100	23,017,427
Schwab Health Care Fund	511,929,440	481,977,500
Schwab International Core Equity Fund	363,196,497	219,304,617

*	Including securities sold short.

8. Derivatives:

Certain funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The fair value and variation margin for futures contracts held at April 30, 2015 are presented on the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period, the month-end average contract values of futures contracts held by the funds and the month-end average number of contracts held were as follows:

	Contract Values	Number of Contracts

Schwab Core Equity Fund	$13,425,297	131
Schwab Dividend Equity Fund	10,725,300	104
Schwab Large-Cap Growth Fund	1,620,823	16
Schwab Small-Cap Equity Fund	5,229,317	43
Schwab Hedged Equity Fund	258,288	3
Schwab Financial Services Fund	509,800	5
Schwab Health Care Fund	6,079,446	59
Schwab International Core Equity Fund	9,547,802	105

The Schwab International Core Equity Fund invested in forwards during the report period. The fund invested in forwards in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future foreign currency exchange rates and to hedge exposure to certain currencies. Refer to financial note 2(b) for the fund’s accounting policies with respect to forwards and financial note 3 for disclosures concerning the risks of investing in forwards. During the period, the month-end average forward foreign currency notional amount and the month-end average unrealized appreciation (depreciation) were $360,683 and $387, respectively.

90

 Schwab Active Equity Funds

Financial Notes, unaudited (continued)

8. Derivatives (continued):

As of April 30, 2015, the derivatives contracts held by the fund, categorized by primary risk exposure, were:

Schwab
International
Core
Equity Fund
Asset Derivatives	Fair Value

Equity Index - Futures Contracts[1]	$2,848
Forward Foreign Currency Exchange Contracts[2]	2,322

Total	$5,170

Liability Derivatives	Fair Value

Equity Index - Futures Contracts[3]	$—
Forward Foreign Currency Exchange Contracts[4]	—

Total	$—

[1]	Includes cumulative unrealized appreciation of futures contracts as reported in the Schedule of Portfolio Holdings. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
[2]	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
[3]	Includes cumulative unrealized depreciation of futures contracts as reported in the Schedule of Portfolio Holdings. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
[4]	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

The effect of the derivatives held by the Schwab International Core Equity Fund in the Statement of Operations for the period ended April 30, 2015 were:

Schwab
International
Core
Equity Fund

Equity Index Futures Contracts
Realized Gains (Losses)[1]	$325,681
Change in Unrealized Appreciation (Depreciation)[2]	(149,385)
Forward Foreign Currency Exchange Contracts
Realized Gains (Losses)[1]	$2,281
Change in Unrealized Appreciation (Depreciation)[2]	2,322

[1]	Statement of Operations location: Net realized gains (losses) on futures contracts and net realized gains (losses) on foreign currency transactions.
[2]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts and net change in unrealized appreciation (depreciation) on foreign currency translations.

The fund’s forwards are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements which govern certain terms of derivative transactions. ISDA agreements typically contain, among other things, master netting provisions in the event of a default or other termination event. Master netting provisions allow the funds and the counterparty, in the event of a default or other termination event, to offset payable and receivable amounts for each party related to derivative contracts to one net amount payable by either the funds or the counterparty. The fund’s forwards, which are reported gross in the Statement of Assets and Liabilities, are presented in the table below. The following table presents the fund’s forwards, net of amounts available for offset under a master netting agreement and net of any related collateral received by the fund for assets and pledged by the fund for liabilities as of April 30, 2015.

 91

 Schwab Active Equity Funds

Financial Notes, unaudited (continued)

8. Derivatives (continued):

Schwab International Core Equity Fund
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Gross Amounts of Assets
	Presented in the	Financial	Cash Collateral	Net
Counterparty	Statement of Assets and Liabilities	Instruments	Received	Amounts(a)

State Street Bank & Trust Co.	$2,322	$—	$—	$2,322

Total	$2,322	$—	$—	$2,322

Gross Amounts of Liabilities
	Presented in the	Financial	Cash Collateral	Net
Counterparty	Statement of Assets and Liabilities	Instruments	Pledged	Amounts(b)

State Street Bank & Trust Co.	$—	$—	$—	$—

Total	$—	$—	$—	$—

[a]	Represents the net amount due from the counterparty in the event of default.
[b]	Represents the net amount due to the counterparty in the event of default.

9. Redemption Fee:

The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:

	Current Period	Prior Period
	(11/1/14-4/30/15)	(11/1/13-10/31/14)

Schwab Core Equity Fund	$8,021	$14,486
Schwab Dividend Equity Fund	10,506	41,450
Schwab Large-Cap Growth Fund	1,744	3,756
Schwab Small-Cap Equity Fund	7,045	23,409
Schwab Hedged Equity Fund	5,407	3,590
Schwab Financial Services Fund	2,212	3,411
Schwab Health Care Fund	20,360	39,555
Schwab International Core Equity Fund	6,845	21,857

10. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2014, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:

	Schwab	Schwab	Schwab	Schwab	Schwab
	Core	Dividend	Large-Cap	Small-Cap	Hedged
Expiration Date	Equity Fund	Equity Fund	Growth Fund	Equity Fund	Equity Fund

October 31, 2016	$20,327,999	$—	$—	$—	$—
October 31, 2017	1,636,580	—	—	—	—

Total	$21,964,579 *	$—	$—	$—	$—

92

 Schwab Active Equity Funds

Financial Notes, unaudited (continued)

10. Federal Income Taxes (continued):

			Schwab
	Schwab	Schwab	International
	Financial	Health Care	Core
Expiration Date	Services Fund	Fund	Equity Fund

October 31, 2017	$22,923,793	$—	$7,906,337
October 31, 2018	170,394	—	—

Total	$23,094,187	$—	$7,906,337 *

*	The Schwab Core Equity Fund and Schwab International Core Equity Fund have capital loss carryforwards acquired via mergers, which are subject to certain annual limitations in regard to availability to offset potential future capital gains.

Qualified late-year losses are certain capital and ordinary losses which occur during the portion of a fund’s taxable year subsequent to October 31. A fund may elect to treat any portion of qualified late-year losses as arising during the first day of the next taxable year. For the year ended October 31, 2014, the funds had late-year ordinary losses deferred and capital loss carryforwards utilized as follows:

	Schwab	Schwab	Schwab	Schwab	Schwab
	Core	Dividend	Large-Cap	Small-Cap	Hedged
	Equity Fund	Equity Fund	Growth Fund	Equity Fund	Equity Fund

Late-year ordinary losses deferred	$—	$—	$—	$—	($2,468,247)
Capital loss carryforwards utilized	12,317,025	—	14,051,004	—	—

			Schwab
	Schwab	Schwab	International
	Financial	Health Care	Core
	Services Fund	Fund	Equity Fund

Capital loss carryforwards utilized	$8,384,496	$—	$4,262,847

As of October 31, 2014, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2014, the funds did not incur any interest or penalties.

11. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

 93

Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 95 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – present).	74	Director, Gilead Sciences, Inc. (2005 – present)

David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Private Investor.	74	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)

Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013)	74	Director, KLA-Tencor Corporation (2008 – present)

94

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2015)	Managing Partner and Co-Founder, Kudu Advisors, LLC (financial services) (May 2009 – present); Director, Asset International, Inc. (publisher of financial services information) (Jan. 2009 – Nov. 2014).	95	None.

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust and Laudus Institutional Trust since 2010)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 –present).	74	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
Lead Independent Director, Board of Cooper Industries (2002 – 2012)

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	74	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 95

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989; Schwab Investments since 1991; Schwab Capital Trust since 1993; Schwab Annuity Portfolios since 1994; Laudus Trust and Laudus Institutional Trust since 2010)	Chairman and Director, The Charles Schwab Corporation (1986 – present); Chairman and Director of Charles Schwab & Co., Inc. (1971 – present); Chairman and Director of Charles Schwab Investment Management, Inc. (1989 – present); Chairman and Director of Charles Schwab Bank (2003 – present); Chairman and Chief Executive Officer of Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. (1996 – present); and Director, Chairman and Chief Executive Officer, Schwab Holdings, Inc. (1979 – present).	74	Chairman and Director, The Charles Schwab Corporation (1986 – present) Director, Yahoo! Inc. (2014 – present)

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (2008 – present); Director, Charles Schwab Bank (2006 – present); and Director Schwab Holdings, Inc. (2008 – present).	95	Director, The Charles Schwab Corporation (2008 – present)

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (January 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira
1964
Treasurer and Principal Financial Officer, Schwab Funds
Treasurer and Chief Financial Officer, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust and Laudus Institutional Trust since 2006)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

96

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2005)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab and Laudus Funds’ retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds or Laudus Funds to retire from all Boards upon their required retirement date from either Board.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Boards.
.

 97

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays U.S. Treasury Bills 1 − 3 Months Index An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.

Dividend Equity Spliced Index An internally calculated index, comprised of the S&P 500 Index (the Schwab Dividend Equity Fund’s former comparative index) from inception of the fund until the close of business on February 27, 2015 and the Russell 1000 Value Index thereafter.

Dow Jones Global Health Care Index An index that measures the performance of healthcare providers, researchers, and supplies producers around theworld.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

MSCI EAFE (Europe, Australasia, Far East) Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

Russell 1000 Growth Index An index that is composed of larger-cap companies and measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values

Russell 1000 Index An index that measures the performance of the large-cap segment of the U.S. equity universe.

Russell 1000 Value Index An index that measures the performance of the large-cap segment of the U.S. equity universe.

Russell 2000 Index An index that measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

S&P 1500 SuperComposite Financial Sector Index A capitalization-weighted index designed to measure the performance of the financial sector of the S&P 1500 SuperComposite Index. The S&P SuperComposite 1500 is comprised of the 1500 companies included in the S&P 500, S&P MidCap 400 and S&P SmallCap 600 indices.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

98

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fundtm
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab Intermediate-Term Bond Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
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Schwab Funds®
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Semiannual report dated April 30, 2015, enclosed.

Schwab Fundamental Index* Funds

Schwab Fundamental
US Large Company Index Fund

Schwab Fundamental
US Small Company Index Fund

Schwab Fundamental
International Large Company
Index Fund

Schwab Fundamental
International Small Company Index Fund

Schwab Fundamental
Emerging Markets Large Company Index Fund

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*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

This wrapper is not part of the shareholder report.

Schwab Fundamental Index* Funds

Semiannual Report
April 30, 2015

Schwab Fundamental
US Large Company Index Fund

Schwab Fundamental
US Small Company Index Fund

Schwab Fundamental
International Large Company
Index Fund

Schwab Fundamental
International Small Company Index Fund

Schwab Fundamental
Emerging Markets Large Company Index Fund

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

This page is intentionally left blank.

Schwab Fundamental Index Funds

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of MSCI and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Total Return for the 6 Months Ended April 30, 2015

Schwab Fundamental US Large Company Index Fund (Ticker Symbol: SFLNX)	3.45%

Russell Fundamental U.S. Large Company Index	3.64%
Fund Category: Morningstar Large Value	3.24%

Performance Details	page 6

Schwab Fundamental US Small Company Index Fund (Ticker Symbol: SFSNX)	5.66%

Russell Fundamental U.S. Small Company Index	5.84%
Fund Category: Morningstar Small Blend	3.71%

Performance Details	page 7

Schwab Fundamental International Large Company Index Fund[1] (Ticker Symbol: SFNNX)	4.49%

Russell Fundamental Developed ex-U.S. Large Company Index (Net)[2]	5.50%
Fund Category: Morningstar Foreign Large Value	5.07%

Performance Details	pages 8-9

Schwab Fundamental International Small Company Index Fund[1] (Ticker Symbol: SFILX)	7.58%

Russell Fundamental Developed ex-U.S. Small Company Index (Net)[2]	8.95%
Fund Category: Morningstar Foreign Small/Mid Blend	7.93%

Performance Details	pages 10-11

Schwab Fundamental Emerging Markets Large Company Index Fund[1] (Ticker Symbol: SFENX)	1.60%

Russell Fundamental Emerging Markets Large Company Index (Net)[2]	2.31%
Fund Category: Morningstar Diversified Emerging Markets	0.87%

Performance Details	pages 12-13

Minimum Initial Investment[3]	$100

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Index ownership— each of the names identifying the Russell Fundamental Index Series is a joint trademark of Frank Russell Company (“Russell”) and Research Affiliates LLC (“RA”) and is used by the funds under license. “Research Affiliates” and “Fundamental Index” are trademarks of RA. Subject to RA’s intellectual property rights in certain content, Russell is the owner of all copyrights related to the Russell Fundamental Index Series. Russell is the owner of the trademarks and copyrights related to the Russell Indexes. The Schwab Fundamental Index Funds are not sponsored, endorsed, sold or promoted by Russell or RA, and Russell and RA do not make any representation regarding the advisability of investing in shares of the funds.

Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

[1]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations. See financial note 2 for more information.
[2]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[3]	Please see the funds’ prospectus for further detail and eligibility requirements.

2 Schwab Fundamental Index Funds

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

At Charles Schwab Investment Management, we design our investment products to serve as part of the foundation of an investor’s portfolio.

In recent years, fundamentally weighted index strategies have enjoyed significant asset growth as investors have embraced the value of alternative index strategies. Unlike traditional equity indices that are often weighted by market capitalization, fundamentally weighted indices select and weight stocks by objective non-price measures, such as dividends, cash flow, and sales. By using this weighting methodology, we believe the Schwab Fundamental Index Funds can serve as either a standalone core investment, or as a complement to traditional cap-weighted indexing and active management.

For the six-month reporting period ended April 30, 2015, many of the funds generated returns that were closely aligned with their respective indices and reflected positive performances by both U.S. and international equities. However, timing differences in fair valuation of holdings detracted from relative performance for both the Schwab Fundamental International Large Company Index Fund and the Schwab Fundamental International Small Company Index Fund. In the U.S., the economy continued to rebound as the Federal Reserve maintained historically low short-term interest rates, benefitting U.S. equities. Outside the U.S., geopolitical tensions in Russia began to subside and Greece reached a point of relative stability, though fluctuating oil prices contributed to increased market volatility.

 Asset Class Performance Comparison % returns during the six months ended 4/30/2015

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

4.40%	S&P 500® Index: measures U.S. large-cap stocks

4.65%	Russell 2000® Index: measures U.S. small-cap stocks

6.81%	MSCI EAFE® Index (Net): measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

2.06%	Barclays U.S. Aggregate Bond Index: measures the U.S. bond market

0.01%	Barclays U.S. Treasury Bills 1-3 Months Index: measures short-term U.S. Treasury obligations

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Past performance is not an indication of future results.

For index definitions, please see the Glossary.

Data source: Index provider websites and CSIM.

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Schwab Fundamental Index Funds 3

From the President continued

For the six-month reporting period ended April 30, 2015, many of the funds generated returns that were closely aligned with their respective indices and reflected positive performances by both U.S. and international equities.

The U.S. dollar remained strong as many central banks, including the European Central Bank and the Bank of Japan, increased economic measures to stimulate growth and combat threats of deflation. When the U.S. dollar rises against foreign currencies, returns on overseas investments will generally be reduced in U.S. dollar terms. However, as international markets performed particularly well this reporting period, returns on many of these investments were positive even when translated into U.S. dollars. Reflecting these conditions, the Russell Fundamental U.S. Large Company Index returned 3.6%, and the Russell Fundamental Developed ex-U.S. Large Company Index returned 5.5%.1

For more information about the performance, holdings, and portfolio characteristics of the Schwab Fundamental Index Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our new website at www.csimfunds.com, which provides improved functionality, enhanced design, and access to industry insights. We are also happy to hear from you at 1-800-435-4000.

Sincerely,

For full definitions of the referenced indices, please see the Glossary

1 The total return cited is calculated net of foreign withholding taxes.

4 Schwab Fundamental Index Funds

Fund Management

Agnes Hong, CFA, Vice President and Head of Passive Equities, leads the portfolio management teams of Schwab’s index mutual funds and equity ETFs. She also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2009, Ms. Hong spent five years as a portfolio manager at Barclays Global Investors (subsequently acquired by BlackRock), where she managed institutional index funds and quantitative active funds. Prior to that, Ms. Hong worked in management consulting and product management, servicing global financial services clients.

Ferian Juwono, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent over three years as a portfolio manager, managing equity index funds for institutional clients, and nearly two years as a senior business analyst. Prior to that, Mr. Juwono worked for over four years as a senior financial analyst with Union Bank of California.

Jane Qin, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental US Large Company Index Fund, Schwab Fundamental US Small Company Index Fund, Schwab Fundamental International Large Company Index Fund, and Schwab Fundamental International Small Company Index Fund. Prior to joining CSIM in 2013, Ms. Qin worked at The Bank of New York Mellon Corporation, where she spent more than two years as an associate equity portfolio manager, and nearly two years as a performance analyst. Prior to that, Ms. Qin worked at Wells Fargo Fund Management as a mutual fund analyst and at CIGNA Reinsurance in the Variable Annuity Death Benefits (VADBe) Risk Management group as a risk analyst.

Schwab Fundamental Index Funds 5

Schwab Fundamental US Large Company Index Fund

Performance and Fund Facts as of 04/30/15

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Fundamental US Large Company Index Fund (4/2/07)	3.45%	9.96%	13.60%	7.74%
Russell Fundamental U.S. Large Company Index	3.64%	10.35%	N/A	N/A
Fundamental U.S. Large Company Spliced Index	3.64%	10.35%	14.02%	7.97%
Fund Category: Morningstar Large Value	3.24%	8.36%	12.18%	5.39%

Fund Expense Ratios4: Net 0.35%; Gross 0.39%

 Statistics

Number of Holdings	623
Weighted Average Market Cap (millions)	$116,886
Price/Earnings Ratio (P/E)	20.1
Price/Book Ratio (P/B)	2.4
Portfolio Turnover Rate[5]	4%

 Sector Weightings % of Investments

Energy	14.2%
Information Technology	13.9%
Consumer Discretionary	13.0%
Financials	12.8%
Health Care	11.7%
Consumer Staples	11.6%
Industrials	9.8%
Utilities	4.2%
Materials	3.9%
Telecommunication Services	3.7%
Other	1.2%
Total	100.0%

 Top Equity Holdings % of Net Assets6

Exxon Mobil Corp.	4.4%
Chevron Corp.	2.5%
AT&T, Inc.	2.1%
Microsoft Corp.	2.0%
Wal-Mart Stores, Inc.	1.4%
The Procter & Gamble Co.	1.4%
International Business Machines Corp.	1.4%
General Electric Co.	1.4%
Pfizer, Inc.	1.4%
JPMorgan Chase & Co.	1.3%
Total	19.3%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Index ownership— “Russell Fundamental U.S. Large Company Index” is a joint trademark of Frank Russell Company (“Russell”) and Research Affiliates LLC (“RA”) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of RA. Subject to RA’s intellectual property rights in certain content, Russell is the owner of all copyrights related to the Russell Fundamental Index Series. Schwab Fundamental Index Funds are not sponsored, endorsed, sold or promoted by Russell or RA, and Russell and RA do not make any representation regarding the advisability of investing in shares of the fund.

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On October 27, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund. The performance history of the fund prior to October 27, 2009 is that of the fund’s former Institutional Shares.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	This list is not a recommendation of any security by the investment adviser.

6 Schwab Fundamental Index Funds

Schwab Fundamental US Small Company Index Fund

Performance and Fund Facts as of 04/30/15

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Fundamental US Small Company Index Fund (4/2/07)	5.66%	9.64%	12.92%	8.73%
Russell Fundamental U.S. Small Company Index	5.84%	9.90%	N/A	N/A
Fundamental U.S. Small Company Spliced Index	5.84%	9.90%	13.23%	9.30%
Fund Category: Morningstar Small Blend	3.71%	6.86%	12.17%	6.44%

Fund Expense Ratios4: Net 0.35%; Gross 0.44%

 Statistics

Number of Holdings	879
Weighted Average Market Cap (millions)	$4,453
Price/Earnings Ratio (P/E)	63.3
Price/Book Ratio (P/B)	2.0
Portfolio Turnover Rate[5]	10%

 Sector Weightings % of Investments

Financials	20.3%
Industrials	19.3%
Consumer Discretionary	15.4%
Information Technology	13.5%
Health Care	7.1%
Materials	5.6%
Energy	5.3%
Utilities	3.6%
Consumer Staples	3.1%
Telecommunication Services	1.0%
Other	5.8%
Total	100.0%

 Top Equity Holdings % of Net Assets6

Office Depot, Inc.	0.3%
Level 3 Communications, Inc.	0.3%
Centene Corp.	0.3%
Perrigo Co., plc	0.3%
Cypress Semiconductor Corp.	0.3%
JetBlue Airways Corp.	0.3%
Cerner Corp.	0.3%
Akamai Technologies, Inc.	0.3%
Global Payments, Inc.	0.3%
First American Financial Corp.	0.3%
Total	3.0%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Index ownership— “Russell Fundamental U.S. Small Company Index” is a joint trademark of Frank Russell Company (“Russell”) and Research Affiliates LLC (“RA”) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of RA. Subject to RA’s intellectual property rights in certain content, Russell is the owner of all copyrights related to the Russell Fundamental Index Series. Schwab Fundamental Index Funds are not sponsored, endorsed, sold or promoted by Russell or RA, and Russell and RA do not make any representation regarding the advisability of investing in shares of the fund.

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Small-company stocks are subject to greater volatility than many other asset classes.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On October 27, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund. The performance history of the fund prior to October 27, 2009 is that of the fund’s former Institutional Shares.
[4]	As stated in the prospectus. The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the fund through its investment in business development companies (“BDCs”). The fund’s benchmark index no longer includes BDCs. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	This list is not a recommendation of any security by the investment adviser.

Schwab Fundamental Index Funds 7

Schwab Fundamental International Large Company Index Fund

Performance and Fund Facts as of 04/30/15

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Fundamental International Large Company Index Fund (4/2/07)	4.49%	-1.95%	6.42%	1.64%
Russell Fundamental Developed ex-U.S. Large Company Index (Net)[4]	5.50%	-1.28%	N/A	N/A
Fundamental Developed ex-U.S. Large Company Spliced Index	5.50%	-1.28%	6.80%	2.47%
Fund Category: Morningstar Foreign Large Value	5.07%	-0.39%	6.18%	0.70%

Fund Expense Ratios5: Net 0.35%; Gross 0.48%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

Index ownership— “Russell Fundamental Developed ex-U.S. Large Company Index” is a joint trademark of Frank Russell Company (“Russell”) and Research Affiliates LLC (“RA”) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of RA. Subject to RA’s intellectual property rights in certain content, Russell is the owner of all copyrights related to the Russell Fundamental Index Series. Schwab Fundamental Index Funds are not sponsored, endorsed, sold or promoted by Russell or RA, and Russell and RA do not make any representation regarding the advisability of investing in shares of the fund.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On October 19, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund. The performance history of the fund prior to October 19, 2009 is that of the fund’s former Institutional Shares.
[4]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

8 Schwab Fundamental Index Funds

 Schwab Fundamental International Large Company Index Fund

Performance and Fund Facts as of 04/30/15 continued

 Statistics

Number of Holdings	828
Weighted Average Market Cap (millions)	$59,763
Price/Earnings Ratio (P/E)	27.7
Price/Book Ratio (P/B)	1.4
Portfolio Turnover Rate[1]	4%

 Sector Weightings % of Investments

Financials	18.2%
Energy	12.9%
Industrials	12.5%
Consumer Discretionary	11.2%
Materials	9.5%
Consumer Staples	9.3%
Telecommunication Services	7.4%
Health Care	6.8%
Utilities	5.7%
Information Technology	4.3%
Other	2.2%
Total	100.0%

 Top Equity Holdings % of Net Assets2

BP plc	2.4%
Royal Dutch Shell plc, A Shares	1.9%
Total S.A.	1.6%
HSBC Holdings plc	1.3%
Royal Dutch Shell plc, B Shares	1.2%
Banco Santander S.A.	1.1%
Telefonica S.A.	1.1%
Nestle S.A. – Reg’d	1.1%
Eni S.p.A.	1.0%
Toyota Motor Corp.	1.0%
Total	13.7%

 Country Weightings % of Investments

Japan	21.7%
United Kingdom	16.4%
France	10.4%
Germany	8.8%
Canada	6.5%
Switzerland	5.5%
Netherlands	5.3%
Australia	5.2%
Spain	4.1%
Italy	3.8%
Other Countries	12.3%
Total	100.0%

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

Schwab Fundamental Index Funds 9

Schwab Fundamental International Small Company Index Fund

Performance and Fund Facts as of 04/30/15

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Fundamental International Small Company Index Fund (1/31/08)	7.58%	2.79%	8.34%	5.94%
Russell Fundamental Developed ex-U.S. Small Company Index (Net)[4]	8.95%	3.67%	N/A	N/A
Fundamental Developed ex-U.S. Small Company Spliced Index	8.95%	3.67%	8.91%	7.41%
Fund Category: Morningstar Foreign Small/Mid Blend	7.93%	1.22%	9.78%	5.05%

Fund Expense Ratios5: Net 0.51%; Gross 0.82%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

Index ownership— “Russell Fundamental Developed ex-U.S. Small Company Index” is a joint trademark of Frank Russell Company (“Russell”) and Research Affiliates LLC (“RA”) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of RA. Subject to RA’s intellectual property rights in certain content, Russell is the owner of all copyrights related to the Russell Fundamental Index Series. Schwab Fundamental Index Funds are not sponsored, endorsed, sold or promoted by Russell or RA, and Russell and RA do not make any representation regarding the advisability of investing in shares of the fund.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On October 19, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund. The performance history of the fund prior to October 19, 2009 is that of the fund’s former Institutional Shares.
[4]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[5]	As stated in the prospectus. Includes acquired fund fees and expenses incurred indirectly by the fund through its investments in other investment companies. The annualized weighted average expense ratio of these investment companies was 0.02%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

10 Schwab Fundamental Index Funds

 Schwab Fundamental International Small Company Index Fund

Performance and Fund Facts as of 04/30/15 continued

 Statistics

Number of Holdings	1,316
Weighted Average Market Cap (millions)	$3,635
Price/Earnings Ratio (P/E)	29.6
Price/Book Ratio (P/B)	1.4
Portfolio Turnover Rate[1]	17%

 Sector Weightings % of Investments

Industrials	22.9%
Consumer Discretionary	19.0%
Financials	16.4%
Materials	10.7%
Information Technology	8.9%
Consumer Staples	7.8%
Health Care	4.5%
Energy	3.6%
Utilities	1.5%
Telecommunication Services	1.1%
Other	3.6%
Total	100.0%

 Top Equity Holdings % of Net Assets2

iShares MSCI EAFE Small Cap ETF	0.8%
Dixons Carphone plc	0.4%
Klepierre	0.3%
Evraz plc	0.2%
Dena Co., Ltd.	0.2%
Alps Electric Co., Ltd.	0.2%
Kikkoman Corp.	0.2%
NOK Corp.	0.2%
Banca Popolare Di Milano Scarl	0.2%
Natixis S.A.	0.2%
Total	2.9%

 Country Weightings % of Investments

Japan	37.6%
United Kingdom	12.6%
Canada	7.8%
Australia	5.3%
France	4.5%
Germany	3.7%
United States	3.6%
Switzerland	2.8%
Hong Kong	2.7%
Italy	2.5%
Other Countries	16.9%
Total	100.0%

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Small-company stocks are subject to greater volatility than many other asset classes.

International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

Schwab Fundamental Index Funds 11

Schwab Fundamental Emerging Markets Large Company Index Fund

Performance and Fund Facts as of 04/30/15

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Fundamental Emerging Markets Large Company Index Fund (1/31/08)	1.60%	1.13%	0.51%	0.58%
Russell Fundamental Emerging Markets Large Company Index (Net)[4]	2.31%	2.53%	N/A	N/A
Fundamental Emerging Markets Large Company Spliced Index	2.31%	2.53%	1.66%	2.32%
Fund Category: Morningstar Diversified Emerging Markets	0.87%	4.12%	2.52%	0.97%

Fund Expense Ratios5: Net 0.49%; Gross 0.85%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

Index ownership— “Russell Fundamental Emerging Markets Large Company Index” is a joint trademark of Frank Russell Company (“Russell”) and Research Affiliates LLC (“RA”) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of RA. Subject to RA’s intellectual property rights in certain content, Russell is the owner of all copyrights related to the Russell Fundamental Index Series. Schwab Fundamental Index Funds are not sponsored, endorsed, sold or promoted by Russell or RA, and Russell and RA do not make any representation regarding the advisability of investing in shares of the fund.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On October 19, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund. The performance history of the fund prior to October 19, 2009 is that of the fund’s former Institutional Shares.
[4]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

12 Schwab Fundamental Index Funds

 Schwab Fundamental Emerging Markets Large Company Index Fund

Performance and Fund Facts as of 04/30/15 continued

 Statistics

Number of Holdings	305
Weighted Average Market Cap (millions)	$62,108
Price/Earnings Ratio (P/E)	17.0
Price/Book Ratio (P/B)	0.9
Portfolio Turnover Rate[1]	13%

 Sector Weightings % of Investments

Energy	25.6%
Financials	20.0%
Information Technology	14.8%
Materials	11.0%
Telecommunication Services	10.1%
Industrials	5.7%
Consumer Discretionary	5.5%
Consumer Staples	3.5%
Utilities	3.3%
Other	0.5%
Total	100.0%

 Top Equity Holdings % of Net Assets2

Samsung Electronics Co., Ltd.	4.0%
China Construction Bank Corp., Class H	2.4%
China Mobile Ltd.	2.3%
Gazprom OAO	2.2%
Gazprom OAO ADR	2.1%
Industrial & Commercial Bank of China Ltd., Class H	2.0%
Petroleo Brasileiro S.A, Preferred Stock	1.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	1.8%
Bank of China Ltd., Class H	1.8%
China Petroleum & Chemical Corp., Class H	1.8%
Total	22.3%

 Country Weightings % of Investments

China	19.4%
Republic of Korea	18.1%
Brazil	13.4%
Russia	13.0%
Taiwan	11.8%
South Africa	6.6%
India	3.2%
Mexico	3.1%
Other Countries	11.4%
Total	100.0%

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets. Investing in emerging markets may accentuate these risks.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

Schwab Fundamental Index Funds 13

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2014 and held through April 30, 2015.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 11/1/14	at 4/30/15	11/1/14–4/30/15

Schwab Fundamental US Large Company Index Fund
Actual Return	0.35%	$1,000.00	$1,034.50	$1.77
Hypothetical 5% Return	0.35%	$1,000.00	$1,023.06	$1.76

Schwab Fundamental US Small Company Index Fund
Actual Return	0.35%	$1,000.00	$1,056.60	$1.78
Hypothetical 5% Return	0.35%	$1,000.00	$1,023.06	$1.76

Schwab Fundamental International Large Company Index Fund
Actual Return	0.35%	$1,000.00	$1,044.90	$1.77
Hypothetical 5% Return	0.35%	$1,000.00	$1,023.06	$1.76

Schwab Fundamental International Small Company Index Fund
Actual Return[3]	0.49%	$1,000.00	$1,075.80	$2.52
Hypothetical 5% Return[3]	0.49%	$1,000.00	$1,022.37	$2.46

Schwab Fundamental Emerging Markets Large Company Index Fund
Actual Return	0.49%	$1,000.00	$1,016.00	$2.45
Hypothetical 5% Return	0.49%	$1,000.00	$1,022.37	$2.46

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.
[3]	The expenses incurred by the underlying funds in which the fund invests are not included in this ratio.

14 Schwab Fundamental Index Funds

Schwab Fundamental US Large Company Index Fund

Financial Statements

Financial Highlights

	11/1/14–		11/1/13–	11/1/12–	11/1/11–		11/1/10–	11/1/09–
	4/30/15*		10/31/14	10/31/13	10/31/12		10/31/11	10/31/10

Per-Share Data ($)

Net asset value at beginning of period	15.56		13.65	10.76	9.51		9.05	7.63

Income (loss) from investment operations:
Net investment income (loss)	0.17	[1]	0.26	0.24	0.21		0.18	0.14
Net realized and unrealized gains (losses)	0.36		1.87	2.89	1.22		0.43	1.37

Total from investment operations	0.53		2.13	3.13	1.43		0.61	1.51
Less distributions:
Distributions from net investment income	(0.26)		(0.22)	(0.24)	(0.18)		(0.15)	(0.09)
Distributions from net realized gains	(0.39)		—	—	—		—	—

Total distributions	(0.65)		(0.22)	(0.24)	(0.18)		(0.15)	(0.09)

Net asset value at end of period	15.44		15.56	13.65	10.76		9.51	9.05

Total return (%)	3.45	[2]	15.74	29.67	15.29		6.74	19.95

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.35	[3]	0.35	0.35	0.32	[4]	0.35	0.35
Gross operating expenses	0.39	[3]	0.39	0.41	0.44		0.44	0.45
Net investment income (loss)	2.17	[3]	1.95	2.03	2.13		2.06	1.77
Portfolio turnover rate	4	[2]	14	10	32	[5]	11	27
Net assets, end of period ($ x 1,000,000)	5,081		4,465	3,020	1,960		1,490	1,019

* Unaudited.

1 Calculated based on the average shares outstanding during the period.
2 Not annualized.
3 Annualized.
4 The ratio of net operating expenses would have been 0.35%, if voluntary waiver by CSIM had not been included.
5 Portfolio turnover would have been 12%, if rebalancing trades had not been included due to a change in the fund’s index.

See financial notes 15

 Schwab Fundamental US Large Company Index Fund

Condensed Portfolio Holdings as of April 30, 2015 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSRS, is also available on the SEC’s website at www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund’s website at www.csimfunds.com/schwabfunds_prospectus.

		Cost	Value
Holdings by Category		($)	($)

99.1%	Common Stock	3,840,283,826	5,034,584,197
1.2%	Other Investment Companies	60,915,618	60,915,618

100.3%	Total Investments	3,901,199,444	5,095,499,815
(0.3%)	Other Assets and Liabilities, Net		(14,998,784)

100.0%	Net Assets		5,080,501,031

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.1% of net assets

Automobiles & Components 1.2%
Other Securities		1.2	61,861,189

Banks 5.4%
Bank of America Corp.	3,467,594	1.1	55,238,772
Citigroup, Inc.	653,472	0.7	34,843,127
JPMorgan Chase & Co.	1,084,223	1.3	68,587,947
Wells Fargo & Co.	945,963	1.0	52,122,561
Other Securities		1.3	63,892,000

		5.4	274,684,407

Capital Goods 7.5%
General Electric Co.	2,567,498	1.4	69,527,846
United Technologies Corp.	243,892	0.5	27,742,715
Other Securities		5.6	283,667,606

		7.5	380,938,167

Commercial & Professional Supplies 0.8%
Other Securities		0.8	38,899,518

Consumer Durables & Apparel 1.1%
Other Securities		1.1	55,493,325

Consumer Services 1.7%
McDonald’s Corp.	330,188	0.6	31,879,651
Other Securities		1.1	52,897,973

		1.7	84,777,624

Diversified Financials 3.1%
Berkshire Hathaway, Inc., Class B *	267,426	0.7	37,763,225
The Charles Schwab Corp. (a)	88,815	0.1	2,708,858
Other Securities		2.3	117,765,636

		3.1	158,237,719

Energy 14.2%
Chevron Corp.	1,165,412	2.5	129,430,657
ConocoPhillips	876,282	1.2	59,517,073
Exxon Mobil Corp.	2,571,981	4.4	224,713,980
Occidental Petroleum Corp.	276,700	0.4	22,163,670
Phillips 66	467,808	0.7	37,101,852
Schlumberger Ltd.	255,163	0.5	24,140,971
Valero Energy Corp.	428,666	0.5	24,391,095
Other Securities		4.0	200,706,916

		14.2	722,166,214

Food & Staples Retailing 4.2%
Costco Wholesale Corp.	169,863	0.5	24,298,902
CVS Health Corp.	500,816	1.0	49,726,021
Wal-Mart Stores, Inc.	945,672	1.4	73,809,700
Walgreens Boots Alliance, Inc.	344,182	0.6	28,543,013
Other Securities		0.7	37,256,993

		4.2	213,634,629

Food, Beverage & Tobacco 5.3%
Altria Group, Inc.	445,016	0.4	22,273,051
PepsiCo, Inc.	383,363	0.7	36,465,489
Philip Morris International, Inc.	514,588	0.9	42,952,660
The Coca-Cola Co.	845,643	0.7	34,299,280
Other Securities		2.6	132,477,930

		5.3	268,468,410

Health Care Equipment & Services 5.9%
Anthem, Inc.	232,650	0.7	35,113,865
Medtronic plc	301,036	0.4	22,412,130
UnitedHealth Group, Inc.	379,696	0.8	42,298,134
Other Securities		4.0	201,496,659

		5.9	301,320,788

Household & Personal Products 2.1%
The Procter & Gamble Co.	893,635	1.4	71,052,919
Other Securities		0.7	36,806,524

		2.1	107,859,443

Insurance 3.1%
The Travelers Cos., Inc.	242,872	0.5	24,556,788
Other Securities		2.6	130,167,249

		3.1	154,724,037

Materials 3.9%
Other Securities		3.9	199,051,957

16 See financial notes

 Schwab Fundamental US Large Company Index Fund

Condensed Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Media 3.7%
Comcast Corp., Class A	499,157	0.6	28,831,308
The Walt Disney Co.	318,262	0.7	34,601,445
Time Warner, Inc.	278,833	0.4	23,536,294
Other Securities		2.0	102,536,004

		3.7	189,505,051

Pharmaceuticals, Biotechnology & Life Sciences 5.8%
Amgen, Inc.	176,523	0.5	27,874,747
Bristol-Myers Squibb Co.	342,761	0.4	21,844,159
Johnson & Johnson	576,907	1.1	57,229,174
Merck & Co., Inc.	643,762	0.8	38,342,465
Pfizer, Inc.	2,036,404	1.4	69,095,188
Other Securities		1.6	79,591,411

		5.8	293,977,144

Real Estate 1.3%
Other Securities		1.3	64,073,940

Retailing 5.3%
Lowe’s Cos., Inc.	425,045	0.6	29,268,599
Target Corp.	398,983	0.6	31,451,830
The Home Depot, Inc.	362,943	0.7	38,827,642
Other Securities		3.4	171,197,340

		5.3	270,745,411

Semiconductors & Semiconductor Equipment 2.3%
Intel Corp.	1,926,176	1.2	62,697,029
Other Securities		1.1	53,621,519

		2.3	116,318,548

Software & Services 6.9%
International Business Machines Corp.	414,501	1.4	70,999,876
Microsoft Corp.	2,046,528	2.0	99,543,122
Oracle Corp.	697,344	0.6	30,418,145
Other Securities		2.9	149,282,098

		6.9	350,243,241

Technology Hardware & Equipment 4.8%
Apple, Inc.	537,057	1.3	67,212,684
Cisco Systems, Inc.	1,509,051	0.9	43,505,940
Hewlett-Packard Co.	1,538,191	1.0	50,714,157
Other Securities		1.6	79,375,276

		4.8	240,808,057

Telecommunication Services 3.7%
AT&T, Inc.	3,168,331	2.1	109,750,986
Verizon Communications, Inc.	1,219,749	1.2	61,524,140
Other Securities		0.4	18,433,081

		3.7	189,708,207

Transportation 1.6%
Other Securities		1.6	81,835,601

Utilities 4.2%
Other Securities		4.2	215,251,570

Total Common Stock
(Cost $3,840,283,826)			5,034,584,197

Other Investment Companies 1.2% of net assets

Money Market Fund 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	35,395,345	0.7	35,395,345

Securities Lending Collateral 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	25,520,273	0.5	25,520,273

Total Other Investment Companies
(Cost $60,915,618)			60,915,618

End of Investments.

At 04/30/15 tax basis cost of the fund’s investments was $3,916,832,239 and the unrealized appreciation and depreciation were $1,223,985,283 and ($45,317,707), respectively, with a net unrealized appreciation of $1,178,667,576.

For the following notes, please refer to the complete schedule of portfolio holdings.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $26,977,761. Non-cash collateral pledged to the fund for securities on loan amounted to $1,933,272.
(c)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 04/30/15:

		Contract	Unrealized
	Number of	Value	Appreciation
	Contracts	($)	($)

Futures Contracts

S&P 500 Index, e-mini, Long, expires 06/19/15	365	37,939,925	120,130

See financial notes 17

 Schwab Fundamental US Large Company Index Fund

Condensed Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2015 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$5,034,584,197	$—	$—	$5,034,584,197
Other Investment Companies[1]	60,915,618	—	—	60,915,618

Total	$5,095,499,815	$—	$—	$5,095,499,815

Other Financial Instruments
Futures Contracts[2]	$120,130	$—	$—	$120,130

[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of condensed portfolio holdings and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2015.

18 See financial notes

 Schwab Fundamental US Large Company Index Fund

Statement of
Assets and Liabilities
As of April 30, 2015; unaudited

Assets

Investments in affiliated issuers, at value (cost $1,517,759)		$2,708,858
Investments in unaffiliated issuers, at value (cost $3,874,161,412) including securities on loan of $26,977,761		5,067,270,684
Collateral invested for securities on loan, at value (cost $25,520,273)	+	25,520,273

Total investments, at value (cost $3,901,199,444)		5,095,499,815
Cash		3,511
Deposit with broker for futures contracts		3,174,000
Receivables:
Fund shares sold		7,600,624
Dividends		5,232,851
Income from securities on loan		64,083
Prepaid expenses	+	15,935

Total assets		5,111,590,819

Liabilities

Collateral held for securities on loan		25,520,273
Payables:
Investment adviser and administrator fees		194,605
Shareholder service fees		127,677
Fund shares redeemed		3,909,127
Variation margin on futures contracts		366,825
Accrued expenses	+	971,281

Total liabilities		31,089,788

Net Assets

Total assets		5,111,590,819
Total liabilities	−	31,089,788

Net assets		$5,080,501,031

Net Assets by Source
Capital received from investors		3,812,717,897
Net investment income not yet distributed		34,245,508
Net realized capital gains		39,117,125
Net unrealized capital appreciation		1,194,420,501

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$5,080,501,031		328,945,716		$15.44

See financial notes 19

 Schwab Fundamental US Large Company Index Fund

Statement of
Operations
For the period November 1, 2014 through April 30, 2015; unaudited

Investment Income

Dividends received from affiliated issuer		$12,782
Dividends received from unaffiliated issuers (net of foreign withholding taxes of $9,831)		59,816,679
Interest		232
Securities on loan	+	425,907

Total investment income		60,255,600

Expenses

Investment adviser and administrator fees		5,453,811
Shareholder service fees		1,824,919
Index fee		1,463,877
Transfer agent fees		168,921
Registration fees		78,245
Shareholder reports		74,242
Portfolio accounting fees		64,000
Custodian fees		50,307
Professional fees		27,424
Independent trustees’ fees		13,171
Interest expense		3,382
Other expenses	+	52,888

Total expenses		9,275,187
Expense reduction by CSIM and its affiliates	−	906,795

Net expenses	−	8,368,392

Net investment income		51,887,208

Realized and Unrealized Gains (Losses)

Net realized gains on affiliated issuer		162,765
Net realized gains on unaffiliated investments		54,141,103
Net realized gains on futures contracts	+	1,419,951

Net realized gains		55,723,819
Net change in unrealized appreciation (depreciation) on affiliated issuer		27,193
Net change in unrealized appreciation (depreciation) on unaffiliated investments		60,585,012
Net change in unrealized appreciation (depreciation) on futures contracts	+	(395,965)

Net change in unrealized appreciation (depreciation)	+	60,216,240

Net realized and unrealized gains		115,940,059

Increase in net assets resulting from operations		$167,827,267

20 See financial notes

 Schwab Fundamental US Large Company Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/14-4/30/15			11/1/13-10/31/14
Net investment income		$51,887,208	$70,401,991
Net realized gains		55,723,819	127,017,117
Net change in unrealized appreciation (depreciation)	+	60,216,240	337,814,424

Increase in net assets from operations		167,827,267	535,233,532

Distributions to Shareholders

Distributions from net investment income		(76,925,735)	(47,960,089)
Distributions from net realized gains	+	(114,155,826)	—

Total distributions		($191,081,561)	($47,960,089)

Transactions in Fund Shares

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		63,578,300	$971,680,240	144,506,228	$2,105,376,361
Shares reinvested		7,976,908	122,684,844	2,075,077	29,051,072
Shares redeemed	+	(29,505,258)	(455,358,107)	(80,931,679)	(1,177,384,046)

Net transactions in fund shares		42,049,950	$639,006,977	65,649,626	$957,043,387

Shares Outstanding and Net Assets

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		286,895,766	$4,464,748,348	221,246,140	$3,020,431,518
Total increase	+	42,049,950	615,752,683	65,649,626	1,444,316,830

End of period		328,945,716	$5,080,501,031	286,895,766	$4,464,748,348

Net investment income not yet distributed			$34,245,508		$59,284,035

See financial notes 21

Schwab Fundamental US Small Company Index Fund

Financial Statements

Financial Highlights

	11/1/14–		11/1/13–	11/1/12–	11/1/11–	11/1/10–	11/1/09–
	4/30/15*		10/31/14	10/31/13	10/31/12	10/31/11	10/31/10

Per-Share Data ($)

Net asset value at beginning of period	13.51		12.78	10.31	10.11	10.10	7.88

Income (loss) from investment operations:
Net investment income (loss)	0.10	[1]	0.14	0.16	0.15	0.11	0.09
Net realized and unrealized gains (losses)	0.64		1.23	3.35	0.88	0.47	2.19

Total from investment operations	0.74		1.37	3.51	1.03	0.58	2.28
Less distributions:
Distributions from net investment income	(0.16)		(0.12)	(0.20)	(0.12)	(0.10)	(0.06)
Distributions from net realized gains	(0.68)		(0.52)	(0.84)	(0.71)	(0.47)	—

Total distributions	(0.84)		(0.64)	(1.04)	(0.83)	(0.57)	(0.06)

Net asset value at end of period	13.41		13.51	12.78	10.31	10.11	10.10

Total return (%)	5.66	[2]	10.99	37.55	11.37	5.55	29.07

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.35	[3]	0.35	0.35	0.32 [4]	0.35	0.35
Gross operating expenses	0.43	[3]	0.44	0.48	0.50	0.50	0.53
Net investment income (loss)	1.53	[3]	1.14	1.41	1.46	1.18	1.03
Portfolio turnover rate	10	[2]	29	27	92 [5]	35	41
Net assets, end of period ($ x 1,000,000)	1,523		1,208	849	619	563	412

* Unaudited.

1 Calculated based on the average shares outstanding during the period.
2 Not annualized.
3 Annualized.
4 The ratio of net operating expenses would have been 0.35%, if voluntary waiver by CSIM had not been included.
5 Portfolio turnover would have been 29%, if rebalancing trades had not been included due to a change in the fund’s index.

22 See financial notes

 Schwab Fundamental US Small Company Index Fund

Condensed Portfolio Holdings as of April 30, 2015 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSRS, is also available on the SEC’s website at www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund’s website at www.csimfunds.com/schwabfunds_prospectus.

		Cost	Value
Holdings by Category		($)	($)

98.8%	Common Stock	1,200,721,769	1,504,371,176
0.0%	Rights	266,856	266,364
6.0%	Other Investment Companies	91,605,348	91,605,348

104.8%	Total Investments	1,292,593,973	1,596,242,888
(4.8%)	Other Assets and Liabilities, Net		(73,293,251)

100.0%	Net Assets		1,522,949,637

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 98.8% of net assets

Automobiles & Components 1.0%
Other Securities		1.0	15,003,629

Banks 4.7%
Popular, Inc. *	107,000	0.2	3,470,010
Other Securities		4.5	67,618,249

		4.7	71,088,259

Capital Goods 11.3%
Allegion plc	57,800	0.2	3,534,470
Carlisle Cos., Inc.	40,600	0.3	3,917,900
Lennox International, Inc.	37,300	0.3	3,952,308
Spirit AeroSystems Holdings, Inc., Class A *	74,300	0.2	3,781,127
WABCO Holdings, Inc. *	27,200	0.2	3,385,040
Other Securities		10.1	153,610,471

		11.3	172,181,316

Commercial & Professional Supplies 5.2%
ABM Industries, Inc.	108,600	0.3	3,480,630
Copart, Inc. *	96,600	0.2	3,436,062
Towers Watson & Co., Class A	27,115	0.2	3,441,029
Verisk Analytics, Inc., Class A *	45,000	0.2	3,376,800
Other Securities		4.3	65,466,465

		5.2	79,200,986

Consumer Durables & Apparel 2.8%
Other Securities		2.8	43,227,711

Consumer Services 4.4%
Other Securities		4.4	66,332,080

Diversified Financials 3.3%
Federated Investors, Inc., Class B	112,500	0.3	3,870,000
SEI Investments Co.	77,500	0.2	3,538,650
TD Ameritrade Holding Corp.	94,800	0.2	3,436,500
Other Securities		2.6	40,030,203

		3.3	50,875,353

Energy 5.5%
Delek US Holdings, Inc.	98,500	0.2	3,636,620
McDermott International, Inc. *	736,100	0.3	3,864,525
Other Securities		5.0	76,426,951

		5.5	83,928,096

Food & Staples Retailing 0.7%
Other Securities		0.7	11,346,437

Food, Beverage & Tobacco 2.2%
Other Securities		2.2	33,012,644

Health Care Equipment & Services 5.4%
Centene Corp. *	71,300	0.3	4,419,887
Cerner Corp. *	56,900	0.3	4,085,989
Kindred Healthcare, Inc.	148,722	0.2	3,413,170
ResMed, Inc.	57,340	0.2	3,666,320
Other Securities		4.4	66,679,868

		5.4	82,265,234

Household & Personal Products 0.4%
Other Securities		0.4	5,743,071

Insurance 4.3%
Arthur J. Gallagher & Co.	71,600	0.2	3,424,628
Endurance Specialty Holdings Ltd.	62,000	0.2	3,743,560
First American Financial Corp.	115,900	0.3	4,032,161
Old Republic International Corp.	231,500	0.2	3,539,635
Other Securities		3.4	51,462,866

		4.3	66,202,850

Materials 5.8%
Cytec Industries, Inc.	61,000	0.2	3,372,690
Graphic Packaging Holding Co.	260,100	0.2	3,667,410
Martin Marietta Materials, Inc.	24,300	0.2	3,466,395
Other Securities		5.2	78,515,474

		5.8	89,021,969

Media 2.2%
Cinemark Holdings, Inc.	88,900	0.3	3,789,807
Other Securities		1.9	29,369,869

		2.2	33,159,676

See financial notes 23

 Schwab Fundamental US Small Company Index Fund

Condensed Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Pharmaceuticals, Biotechnology & Life Sciences 2.1%
Mallinckrodt plc *	35,521	0.3	4,020,267
Perrigo Co., plc	23,000	0.3	4,215,440
Other Securities		1.5	23,205,942

		2.1	31,441,649

Real Estate 8.9%
Corrections Corp. of America	100,628	0.2	3,702,104
Digital Realty Trust, Inc.	55,900	0.2	3,544,619
Jones Lang LaSalle, Inc.	23,700	0.3	3,935,622
Other Securities		8.2	124,571,551

		8.9	135,753,896

Retailing 5.8%
Chico’s FAS, Inc.	218,600	0.2	3,685,596
Netflix, Inc. *	6,420	0.2	3,572,730
Office Depot, Inc. *	522,458	0.3	4,817,063
The Men’s Wearhouse, Inc.	67,400	0.3	3,814,166
Other Securities		4.8	72,410,045

		5.8	88,299,600

Semiconductors & Semiconductor Equipment 3.5%
Cypress Semiconductor Corp. *	314,403	0.3	4,187,848
Other Securities		3.2	49,719,284

		3.5	53,907,132

Software & Services 5.8%
Akamai Technologies, Inc. *	55,000	0.3	4,057,900
Convergys Corp.	169,900	0.2	3,853,332
DST Systems, Inc.	34,300	0.3	3,947,244
Global Payments, Inc.	40,400	0.3	4,051,312
VeriSign, Inc. *	59,400	0.2	3,772,494
Other Securities		4.5	68,393,877

		5.8	88,076,159

Technology Hardware & Equipment 4.9%
Other Securities		4.9	74,055,240

Telecommunication Services 1.1%
Level 3 Communications, Inc. *	82,530	0.3	4,616,729
Other Securities		0.8	11,342,970

		1.1	15,959,699

Transportation 3.7%
Alaska Air Group, Inc.	59,600	0.2	3,817,976
JetBlue Airways Corp. *	200,500	0.3	4,116,265
SkyWest, Inc.	273,600	0.2	3,734,640
Other Securities		3.0	45,407,409

		3.7	57,076,290

Utilities 3.8%
Hawaiian Electric Industries, Inc.	111,700	0.2	3,496,210
WGL Holdings, Inc.	63,800	0.3	3,509,638
Other Securities		3.3	50,206,352

		3.8	57,212,200

Total Common Stock
(Cost $1,200,721,769)			1,504,371,176

Rights 0.0% of net assets

Technology Hardware & Equipment 0.0%
Other Securities		0.0	—

Telecommunication Services 0.0%
Other Securities		0.0	266,364

Total Rights
(Cost $266,856)			266,364

Other Investment Companies 6.0% of net assets

Money Market Fund 3.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (d)	45,483,083	3.0	45,483,083

Securities Lending Collateral 3.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (d)	46,122,265	3.0	46,122,265

Total Other Investment Companies
(Cost $91,605,348)			91,605,348

End of Investments.

At 04/30/15 tax basis cost of the fund’s investments was $1,298,939,468 and the unrealized appreciation and depreciation were $342,303,709 and ($45,000,289), respectively, with a net unrealized appreciation of $297,303,420.

For the following notes, please refer to the complete schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $45,023,481. Non-cash collateral pledged to the fund for securities on loan amounted to $1,794,525.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $266,364 or 0.0% of net assets.
(d)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

24 See financial notes

 Schwab Fundamental US Small Company Index Fund

Condensed Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at 04/30/15:

		Contract	Unrealized
	Number of	Value	Depreciation
	Contracts	($)	($)

Futures Contracts

Russell 2000 Index, mini, Long, expires 06/19/15	120	14,596,800	(357,438)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2015 (see financial note 2(a) for additional information):

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$1,504,371,176	$—	$—	$1,504,371,176
Rights[1]	—	—	266,364	266,364
Other Investment Companies	91,605,348	—	—	91,605,348

Total	$1,595,976,524	$—	$266,364	$1,596,242,888

Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($357,438)	$—	$—	($357,438)

[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of condensed portfolio holdings and are valued at unrealized appreciation or depreciation.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	April 30,
Investments in Securities	2014	(Losses)	(Depreciation)	Purchases	Sales	in	out	2015

Rights	$266,364	$—	$—	$—	$—	$—	$—	$266,364

Total	$266,364	$—	$—	$—	$—	$—	$—	$266,364

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2015.

See financial notes 25

 Schwab Fundamental US Small Company Index Fund

Statement of
Assets and Liabilities
As of April 30, 2015; unaudited

Assets

Investments, at value (cost $1,246,471,708) including securities on loan of $45,023,481		$1,550,120,623
Collateral invested for securities on loan, at value (cost $46,122,265)	+	46,122,265

Total investments, at value (cost $1,292,593,973)		1,596,242,888
Foreign currency, at value (cost $34)		26
Cash		4,733
Deposit with broker for futures contracts		1,300,500
Receivables:
Fund shares sold		5,210,123
Dividends		576,881
Income from securities on loan		220,430
Prepaid expenses	+	7,103

Total assets		1,603,562,684

Liabilities

Collateral held for securities on loan		46,122,265
Payables:
Investments bought		33,176,891
Investment adviser and administrator fees		52,906
Shareholder service fees		22,577
Fund shares redeemed		656,853
Variation margin on futures contracts		241,718
Accrued expenses	+	339,837

Total liabilities		80,613,047

Net Assets

Total assets		1,603,562,684
Total liabilities	−	80,613,047

Net assets		$1,522,949,637

Net Assets by Source
Capital received from investors		1,192,989,561
Net investment income not yet distributed		5,563,380
Net realized capital gains		21,105,227
Net unrealized capital appreciation		303,291,469

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$1,522,949,637		113,600,421		$13.41

26 See financial notes

 Schwab Fundamental US Small Company Index Fund

Statement of
Operations
For the period November 1, 2014 through April 30, 2015; unaudited

Investment Income

Dividends (net of foreign withholding taxes of $5,282)		$11,731,756
Interest		72
Securities on loan	+	883,503

Total investment income		12,615,331

Expenses

Investment adviser and administrator fees		1,673,227
Shareholder service fees		593,925
Index fee		410,618
Transfer agent fees		43,651
Portfolio accounting fees		37,678
Shareholder reports		28,134
Registration fees		25,075
Professional fees		21,868
Custodian fees		19,194
Independent trustees’ fees		5,860
Interest expense		535
Other expenses	+	12,425

Total expenses		2,872,190
Expense reduction by CSIM and its affiliates	−	525,269

Net expenses	−	2,346,921

Net investment income		10,268,410

Realized and Unrealized Gains (Losses)

Net realized gains on investments		24,997,422
Net realized gains on futures contracts		1,929,139
Net realized losses on foreign currency transactions	+	(317)

Net realized gains		26,926,244
Net change in unrealized appreciation (depreciation) on investments		38,403,801
Net change in unrealized appreciation (depreciation) on futures contracts		(421,400)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(3)

Net change in unrealized appreciation (depreciation)	+	37,982,398

Net realized and unrealized gains		64,908,642

Increase in net assets resulting from operations		$75,177,052

See financial notes 27

 Schwab Fundamental US Small Company Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/14-4/30/15			11/1/13-10/31/14
Net investment income		$10,268,410	$12,487,752
Net realized gains		26,926,244	58,394,089
Net change in unrealized appreciation (depreciation)	+	37,982,398	37,889,684

Increase in net assets from operations		75,177,052	108,771,525

Distributions to Shareholders

Distributions from net investment income		(14,333,166)	(8,210,484)
Distributions from net realized gains	+	(60,933,871)	(37,238,379)

Total distributions		($75,267,037)	($45,448,863)

Transactions in Fund Shares

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		29,097,079	$382,450,092	40,867,612	$529,827,506
Shares reinvested		3,422,676	44,597,473	1,787,741	22,900,966
Shares redeemed	+	(8,330,924)	(111,523,857)	(19,718,745)	(257,947,641)

Net transactions in fund shares		24,188,831	$315,523,708	22,936,608	$294,780,831

Shares Outstanding and Net Assets

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		89,411,590	$1,207,515,914	66,474,982	$849,412,421
Total increase	+	24,188,831	315,433,723	22,936,608	358,103,493

End of period		113,600,421	$1,522,949,637	89,411,590	$1,207,515,914

Net investment income not yet distributed			$5,563,380		$9,628,136

28 See financial notes

Schwab Fundamental International Large Company Index Fund

Financial Statements

Financial Highlights

	11/1/14–		11/1/13–	11/1/12–	11/1/11–		11/1/10–	11/1/09–
	4/30/15*		10/31/14	10/31/13	10/31/12		10/31/11	10/31/10

Per-Share Data ($)

Net asset value at beginning of period	8.84		9.05	7.16	7.26		8.09	7.69

Income (loss) from investment operations:
Net investment income (loss)	0.12	[1]	0.30	0.23	0.22		0.23	0.21
Net realized and unrealized gains (losses)	0.26		(0.26)	1.87	(0.08)[2]		(0.85)	0.41

Total from investment operations	0.38		0.04	2.10	0.14		(0.62)	0.62
Less distributions:
Distributions from net investment income	(0.30)		(0.25)	(0.21)	(0.24)		(0.21)	(0.22)

Net asset value at end of period	8.92		8.84	9.05	7.16		7.26	8.09

Total return (%)	4.49	[3]	0.39	30.12	2.24		(7.88)	8.27

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.35	[4]	0.35	0.34 [5]	0.31	[5]	0.35	0.35
Gross operating expenses	0.47	[4]	0.48	0.52	0.56		0.57	0.61
Net investment income (loss)	2.89	[4]	3.52	2.95	3.58		3.24	2.70
Portfolio turnover rate	4	[3]	8	22	61	[6]	35	65
Net assets, end of period ($ x 1,000,000)	1,079		908	646	501		372	301

* Unaudited.

1 Calculated based on the average shares outstanding during the period.
2 The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
3 Not annualized.
4 Annualized.
5 The ratio of net operating expenses would have been 0.35%, if voluntary waiver by CSIM had not been included.
6 Portfolio turnover would have been 37%, if rebalancing trades had not been included due to a change in the fund’s index.

See financial notes 29

 Schwab Fundamental International Large Company Index Fund

Condensed Portfolio Holdings as of April 30, 2015 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSRS, is also available on the SEC’s website at www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund’s website at www.csimfunds.com/schwabfunds_prospectus.

		Cost	Value
Holdings by Category		($)	($)

98.7%	Common Stock	949,629,638	1,065,172,105
0.5%	Preferred Stock	3,911,285	5,270,579
0.0%	Rights	246,220	254,056
1.9%	Other Investment Company	20,276,823	20,276,823
0.4%	Short-Term Investment	4,326,123	4,326,124

101.5%	Total Investments	978,390,089	1,095,299,687
(1.5%)	Other Assets and Liabilities, Net		(16,429,676)

100.0%	Net Assets		1,078,870,011

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 98.7% of net assets

Australia 5.3%
BHP Billiton Ltd.	293,715	0.7	7,500,415
Commonwealth Bank of Australia	72,371	0.4	5,065,750
National Australia Bank Ltd.	143,363	0.4	4,151,128
Wesfarmers Ltd.	117,162	0.4	4,038,492
Westpac Banking Corp.	150,032	0.4	4,310,520
Other Securities		3.0	32,353,132

		5.3	57,419,437

Austria 0.4%
Other Securities		0.4	4,493,034

Belgium 0.9%
Other Securities		0.9	10,030,152

Canada 6.6%
Royal Bank of Canada	66,514	0.4	4,416,441
Other Securities		6.2	66,714,553

		6.6	71,130,994

Denmark 0.8%
Other Securities		0.8	9,015,024

Finland 1.0%
Other Securities		1.0	10,515,208

France 10.5%
AXA S.A.	160,543	0.4	4,059,464
BNP Paribas S.A.	92,533	0.5	5,843,576
GDF Suez	275,757	0.5	5,610,659
Orange S.A.	504,840	0.8	8,315,378
Sanofi	83,173	0.8	8,466,214
Total S.A.	327,959	1.6	17,758,964
Vivendi S.A.	194,779	0.5	4,882,853
Other Securities		5.4	58,766,277

		10.5	113,703,385

Germany 8.4%
Allianz SE - Reg’d	31,990	0.5	5,445,166
BASF SE	88,226	0.8	8,765,078
Bayer AG - Reg’d	37,684	0.5	5,423,956
Daimler AG - Reg’d	85,039	0.7	8,176,217
Deutsche Telekom AG - Reg’d	446,491	0.8	8,206,795
E.ON SE	473,112	0.7	7,365,409
Siemens AG - Reg’d	61,369	0.6	6,675,836
Other Securities		3.8	40,815,661

		8.4	90,874,118

Hong Kong 1.1%
Other Securities		1.1	12,072,979

Ireland 0.7%
Other Securities		0.7	6,913,721

Israel 0.4%
Other Securities		0.4	4,100,364

Italy 3.8%
Enel S.p.A.	1,242,651	0.5	5,890,090
Eni S.p.A.	554,490	1.0	10,638,362
UniCredit S.p.A.	634,468	0.4	4,554,292
Other Securities		1.9	20,157,295

		3.8	41,240,039

Japan 22.0%
Canon, Inc.	132,700	0.4	4,731,381
Hitachi Ltd.	595,000	0.4	4,059,627
Honda Motor Co., Ltd.	167,700	0.5	5,622,203
Mitsubishi UFJ Financial Group, Inc.	759,534	0.5	5,395,995
Nippon Telegraph & Telephone Corp.	80,404	0.5	5,429,277
Toyota Motor Corp.	151,100	1.0	10,517,938
Other Securities		18.7	201,982,542

		22.0	237,738,963

Luxembourg 0.5%
Other Securities		0.5	5,521,319

30 See financial notes

 Schwab Fundamental International Large Company Index Fund

Condensed Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Netherlands 5.4%
Royal Dutch Shell plc, A Shares	653,394	1.9	20,717,286
Royal Dutch Shell plc, B Shares	408,749	1.2	13,086,422
Other Securities		2.3	24,007,527

		5.4	57,811,235

New Zealand 0.1%
Other Securities		0.1	1,413,639

Norway 0.9%
Statoil A.S.A.	227,366	0.4	4,820,241
Other Securities		0.5	5,263,987

		0.9	10,084,228

Portugal 0.2%
Other Securities		0.2	2,168,932

Singapore 0.9%
Other Securities		0.9	9,057,375

Spain 4.2%
Banco Bilbao Vizcaya Argentaria S.A.	503,941	0.5	5,063,638
Banco Santander S.A.	1,541,410	1.1	11,653,935
Telefonica S.A.	761,869	1.1	11,595,981
Other Securities		1.5	16,657,143

		4.2	44,970,697

Sweden 2.3%
Other Securities		2.3	24,953,622

Switzerland 5.6%
Nestle S.A. - Reg’d	148,274	1.1	11,503,722
Novartis AG - Reg’d	98,498	0.9	10,053,899
Roche Holding AG	24,522	0.7	7,017,095
Other Securities		2.9	31,408,185

		5.6	59,982,901

United Kingdom 16.7%
AstraZeneca plc	111,953	0.7	7,682,953
Barclays plc	1,394,904	0.5	5,457,492
BG Group plc	226,352	0.4	4,100,036
BHP Billiton plc	195,556	0.4	4,700,474
BP plc	3,506,754	2.4	25,292,094
British American Tobacco plc	101,173	0.5	5,558,806
GlaxoSmithKline plc	382,909	0.8	8,843,921
HSBC Holdings plc	1,403,919	1.3	14,024,445
Rio Tinto plc	110,301	0.5	4,936,086
Tesco plc	1,639,772	0.5	5,527,125
Vodafone Group plc	2,941,943	1.0	10,365,071
Other Securities		7.7	83,472,236

		16.7	179,960,739

Total Common Stock
(Cost $949,629,638)			1,065,172,105

Preferred Stock 0.5% of net assets

Germany 0.5%
Other Securities		0.5	4,981,178

Italy 0.0%
Other Securities		0.0	265,472

United Kingdom 0.0%
Other Securities		0.0	23,929

Total Preferred Stock
(Cost $3,911,285)			5,270,579

Rights 0.0% of net assets

Spain 0.0%

Banks 0.0%
Other Securities		0.0	254,056

Total Rights
(Cost $246,220)			254,056

Other Investment Company 1.9% of net assets

United States 1.9%

Securities Lending Collateral 1.9%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (d)	20,276,823	1.9	20,276,823

Total Other Investment Company
(Cost $20,276,823)			20,276,823

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investment 0.4% of net assets

Time Deposit 0.4%
Other Securities		0.4	4,326,124

Total Short-Term Investment
(Cost $4,326,123)			4,326,124

End of Investments.

At 04/30/15, the tax basis cost of the fund’s investments was $995,227,432 unrealized appreciation and depreciation were $145,776,237 and ($45,703,982), respectively, with a net unrealized appreciation of $100,072,255.

See financial notes 31

 Schwab Fundamental International Large Company Index Fund

Condensed Portfolio Holdings (Unaudited) continued

At 04/30/15, the values of certain foreign securities held by the fund aggregating $986,598,141 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2(a) for additional information)

For the following notes, please refer to the complete schedule of portfolio holdings.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $251,730 or 0.0% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $19,034,485.
(d)	The rate shown is the 7-day yield.

CVA —	Dutch Certificate
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt

In addition to the above, the fund held the following at 04/30/15:

		Contract	Unrealized
	Number of	Value	Depreciation
	Contracts	($)	($)

Futures Contracts

MSCI EAFE, e-mini, Long, expires 06/19/15	35	3,314,850	(19,366)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2015 (see financial note 2(a) for additional information):

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$422,720,135	$—	$422,720,135
Austria	301,899	4,191,135	—	4,493,034
Canada	71,130,994	—	—	71,130,994
France	342,647	113,360,738	—	113,703,385
Germany	382,449	90,491,669	—	90,874,118
Hong Kong	1,753,398	10,319,581	—	12,072,979
Ireland	1,541,400	5,372,321	—	6,913,721
Netherlands	223,512	57,359,922	227,801	57,811,235
New Zealand	—	1,074,683	338,956	1,413,639
Norway	116,935	9,967,293	—	10,084,228
Singapore	861,609	8,195,766	—	9,057,375
Sweden	718,137	24,235,485	—	24,953,622
Switzerland	2,042,256	57,940,645	—	59,982,901
United Kingdom	3,838,621	176,122,118	—	179,960,739
Preferred Stock[1]	—	5,246,650	—	5,246,650
United Kingdom	—	—	23,929	23,929
Rights
Spain	2,891	—	251,165	254,056
Other Investment Company[1]	20,276,823	—	—	20,276,823
Short-Term Investments[1]	—	4,326,124	—	4,326,124

Total	$103,533,571	$990,924,265	$841,851	$1,095,299,687

Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($19,366)	$—	$—	($19,366)

[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of condensed portfolio holdings and are valued at unrealized appreciation or depreciation.

32 See financial notes

 Schwab Fundamental International Large Company Index Fund

Condensed Portfolio Holdings (Unaudited) continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	April 30,
Investments in Securities	2014	(Losses)	(Depreciation)	Purchases	Sales	in	out	2015

Common Stock
Netherlands	$—	$—	($21,426)	$—	$—	$249,227	$—	$227,801
New Zealand	—	—	32,911	151,397	—	154,648	—	338,956
Preferred Stock
United Kingdom	11,749	—	523	23,445	(11,788)	—	—	23,929
Rights
Spain	—	—	7,863	243,304	(2)	—	—	251,165

Total	$11,749	$—	$19,871	$418,146	($11,790)	$403,875	$—	$841,851

All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying Statement of Operations. The change in net unrealized appreciation (depreciation) for Level 3 investments held by the fund at April 30, 2015 was $183,989.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2015. The transfers in the amount of $3,800,914 and $2,888,103 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, were primarily due to the use of international fair valuation by the fund. The transfers into Level 3 from Level 1 or Level 2 were due to the result of fair valued securities for which no quoted value was available.

See financial notes 33

 Schwab Fundamental International Large Company Index Fund

Statement of
Assets and Liabilities
As of April 30, 2015; unaudited

Assets

Investments, at value (cost $958,113,266) including securities on loan of $19,034,485		$1,075,022,864
Collateral invested for securities on loan, at value (cost $20,276,823)	+	20,276,823

Total investments, at value (cost $978,390,089)		1,095,299,687
Foreign currency, at value (cost $2,300)		2,302
Deposit with broker for futures contracts		594,000
Receivables:
Investments sold		38
Dividends		3,427,573
Fund shares sold		1,475,915
Foreign tax reclaims		670,042
Income from securities on loan		126,569
Prepaid expenses	+	5,064

Total assets		1,101,601,190

Liabilities

Collateral held for securities on loan		20,276,823
Payables:
Investments bought		87,444
Investment adviser and administrator fees		35,792
Shareholder service fees		19,446
Fund shares redeemed		1,986,875
Variation margin on futures contracts		56,952
Accrued expenses	+	267,847

Total liabilities		22,731,179

Net Assets

Total assets		1,101,601,190
Total liabilities	−	22,731,179

Net assets		$1,078,870,011

Net Assets by Source
Capital received from investors		1,061,271,095
Net investment income not yet distributed		9,042,252
Net realized capital losses		(108,344,695)
Net unrealized capital appreciation		116,901,359

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$1,078,870,011		120,954,442		$8.92

34 See financial notes

 Schwab Fundamental International Large Company Index Fund

Statement of
Operations
For the period November 1, 2014 through April 30, 2015; unaudited

Investment Income

Dividends (net of foreign withholding taxes of $1,416,904)		$15,223,206
Interest		1,943
Securities on loan	+	298,189

Total investment income		15,523,338

Expenses

Investment adviser and administrator fees		1,253,284
Shareholder service fees		397,361
Index fee		291,074
Custodian fees		100,639
Transfer agent fees		52,641
Portfolio accounting fees		49,092
Professional fees		24,327
Registration fees		24,133
Shareholder reports		17,096
Independent trustees’ fees		5,201
Interest expense		669
Other expenses	+	18,356

Total expenses		2,233,873
Expense reduction by CSIM and its affiliates	−	554,911

Net expenses	−	1,678,962

Net investment income		13,844,376

Realized and Unrealized Gains (Losses)

Net realized gains on investments		8,249,900
Net realized gains on futures contracts		890,068
Net realized losses on foreign currency transactions	+	(332,819)

Net realized gains		8,807,149
Net change in unrealized appreciation (depreciation) on investments		29,313,880
Net change in unrealized appreciation (depreciation) on futures contracts		(111,186)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	87,908

Net change in unrealized appreciation (depreciation)	+	29,290,602

Net realized and unrealized gains		38,097,751

Increase in net assets resulting from operations		$51,942,127

See financial notes 35

 Schwab Fundamental International Large Company Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/14-4/30/15			11/1/13-10/31/14
Net investment income		$13,844,376	$29,342,366
Net realized gains		8,807,149	19,760,200
Net change in unrealized appreciation (depreciation)	+	29,290,602	(59,586,078)

Increase (Decrease) in net assets from operations		51,942,127	(10,483,512)

Distributions to Shareholders

Distributions from net investment income		($30,718,378)	($17,955,621)

Transactions in Fund Shares

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		34,614,121	$288,482,141	49,079,319	$452,063,298
Shares reinvested		2,428,390	20,277,055	1,447,761	12,841,641
Shares redeemed	+	(18,782,283)	(159,169,245)	(19,204,938)	(174,204,252)

Net transactions in fund shares		18,260,228	$149,589,951	31,322,142	$290,700,687

Shares Outstanding and Net Assets

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		102,694,214	$908,056,311	71,372,072	$645,794,757
Total increase	+	18,260,228	170,813,700	31,322,142	262,261,554

End of period		120,954,442	$1,078,870,011	102,694,214	$908,056,311

Net investment income not yet distributed			$9,042,252		$25,916,254

36 See financial notes

Schwab Fundamental International Small Company Index Fund

Financial Statements

Financial Highlights

	11/1/14–		11/1/13–	11/1/12–	11/1/11–		11/1/10–	11/1/09–
	4/30/15*		10/31/14	10/31/13	10/31/12		10/31/11	10/31/10

Per-Share Data ($)

Net asset value at beginning of period	11.15		11.47	9.13	9.53		9.96	9.00

Income (loss) from investment operations:
Net investment income (loss)[1]	0.12		0.22	0.22	0.21		0.24	0.16
Net realized and unrealized gains (losses)	0.71		(0.23)	2.42	0.03		(0.40)	1.09

Total from investment operations	0.83		(0.01)	2.64	0.24		(0.16)	1.25
Less distributions:
Distributions from net investment income	(0.19)		(0.31)	(0.30)	(0.25)		(0.27)	(0.29)
Distributions from net realized gains	(0.05)		—	—	(0.39)		—	—

Total distributions	(0.24)		(0.31)	(0.30)	(0.64)		(0.27)	(0.29)

Net asset value at end of period	11.74		11.15	11.47	9.13		9.53	9.96

Total return (%)	7.58	[2]	(0.07)	29.75	3.13		(1.76)	14.32

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.49	[3]	0.49	0.47 [4,5]	0.46	[6,7]	0.54	0.55
Gross operating expenses	0.72	[3]	0.80	0.93	0.92	[7]	0.99	1.07
Net investment income (loss)	2.10	[3]	1.87	2.21	2.42		2.29	1.77
Portfolio turnover rate	17	[2]	41	29	89	[8]	63	63
Net assets, end of period ($ x 1,000,000)	398		275	150	90		93	74

* Unaudited.

1 Calculated based on the average shares outstanding during the period.
2 Not annualized.
3 Annualized.
4 Effective June 11, 2013, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/13 is a blended ratio.
5 The ratio of net operating expenses would have been 0.52%, if voluntary waiver by CSIM had not been included.
6 The ratio of net operating expenses would have been 0.51%, if voluntary waiver by CSIM had not been included.
7 The net operating and gross operating expense ratios would have been 0.50% and 0.97%, respectively, if vendor payments had not been included.
8 Portfolio turnover would have been 48%, if rebalancing trades had not been included due to a change in the fund’s index.

See financial notes 37

 Schwab Fundamental International Small Company Index Fund

Condensed Portfolio Holdings as of April 30, 2015 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSRS, is also available on the SEC’s website at www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund’s website at www.csimfunds.com/schwabfunds_prospectus.

			Cost	Value
Holdings by Category			($)	($)

98.0%		Common Stock	347,261,417	390,257,429
0.5%		Preferred Stock	1,805,239	2,090,623
0.0%		Rights	181	2,134
3.3%		Other Investment Companies	12,986,712	13,208,938
0.4%		Short-Term Investments	1,356,495	1,356,495

102.2%		Total Investments	363,410,044	406,915,619
(2	.2)%	Other Assets and Liabilities, Net		(8,859,141)

100.0%		Net Assets		398,056,478

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 98.0% of net assets

Australia 5.4%
APA Group	86,922	0.1	657,390
OZ Minerals Ltd.	179,706	0.2	661,566
Other Securities		5.1	20,308,781

		5.4	21,627,737

Austria 0.7%
Other Securities		0.7	2,605,291

Belgium 1.4%
Other Securities		1.4	5,625,276

Canada 8.0%
Agnico-Eagle Mines Ltd.	21,767	0.2	658,873
Other Securities		7.8	31,007,951

		8.0	31,666,824

Denmark 1.3%
Other Securities		1.3	5,266,344

Finland 1.4%
Other Securities		1.4	5,522,578

France 4.6%
Klepierre	22,019	0.3	1,068,046
Natixis S.A.	89,341	0.2	739,517
Societe BIC S.A.	3,769	0.1	645,595
Other Securities		4.0	15,970,481

		4.6	18,423,639

Germany 3.4%
Symrise AG	10,541	0.1	639,136
Telefonica Deutschland Holding AG *	106,249	0.2	658,490
Other Securities		3.1	12,194,799

		3.4	13,492,425

Greece 0.0%
Other Securities		0.0	—

Hong Kong 2.8%
Cathay Pacific Airways Ltd.	265,000	0.2	682,388
Hongkong Land Holdings Ltd.	89,600	0.2	725,760
MTR Corp., Ltd.	138,500	0.1	680,688
Wheelock & Co., Ltd.	124,000	0.2	698,235
Other Securities		2.1	8,257,040

		2.8	11,044,111

Ireland 1.0%
Other Securities		1.0	3,977,797

Israel 1.1%
Check Point Software Technologies Ltd. *	8,696	0.2	725,942
Other Securities		0.9	3,474,365

		1.1	4,200,307

Italy 2.4%
Banca Popolare Di Milano Scarl *	721,354	0.2	743,303
Other Securities		2.2	9,010,966

		2.4	9,754,269

Japan 38.4%
Alps Electric Co., Ltd.	33,300	0.2	827,186
Aoyama Trading Co., Ltd.	19,100	0.2	660,634
Calsonic Kansei Corp.	90,000	0.1	656,070
Casio Computer Co., Ltd.	34,700	0.2	701,576
DCM Holdings Co., Ltd.	80,200	0.2	668,835
Dena Co., Ltd.	41,886	0.2	836,716
Don Quijote Holdings Co., Ltd.	8,400	0.1	640,873
Fujikura Ltd.	148,000	0.2	704,902
Fukuoka Financial Group, Inc.	123,000	0.2	706,665
Hitachi High-Technologies Corp.	22,700	0.2	657,838
IT Holdings Corp.	35,400	0.2	697,093
Keio Corp.	85,000	0.1	656,507
Kikkoman Corp.	27,000	0.2	770,009
Koito Manufacturing Co., Ltd.	20,800	0.2	727,840
Matsumotokiyoshi Holdings Co., Ltd.	17,800	0.1	648,116
NGK Insulators Ltd.	29,000	0.1	651,448
NOK Corp.	23,900	0.2	751,065
Nomura Research Institute Ltd.	18,600	0.2	734,003

38 See financial notes

 Schwab Fundamental International Small Company Index Fund

Condensed Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)
NTN Corp.	129,000	0.2	704,150
Toyoda Gosei Co., Ltd.	28,800	0.2	666,333
Toyota Boshoku Corp.	44,600	0.2	662,176
Yamaha Corp.	40,200	0.2	730,521
Other Securities		34.5	137,541,893

		38.4	153,002,449

Luxembourg 0.5%
Other Securities		0.5	1,859,294

Netherlands 1.9%
Other Securities		1.9	7,753,150

New Zealand 0.8%
Other Securities		0.8	3,035,973

Norway 0.9%
Other Securities		0.9	3,753,968

Portugal 0.5%
Jeronimo Martins, SGPS, S.A.	46,707	0.2	681,334
Other Securities		0.3	1,157,541

		0.5	1,838,875

Republic of Korea 0.0%
Other Securities		0.0	5,442

Singapore 1.7%
Other Securities		1.7	6,948,545

Spain 2.0%
Other Securities		2.0	7,769,330

Sweden 2.1%
Other Securities		2.1	8,398,076

Switzerland 2.8%
Actelion Ltd. - Reg’d *	5,076	0.1	667,904
Other Securities		2.7	10,682,054

		2.8	11,349,958

United Kingdom 12.9%
Admiral Group plc	28,112	0.2	670,349
Debenhams plc	522,380	0.2	717,596
Dixons Carphone plc	232,390	0.4	1,508,171
DS Smith plc	123,914	0.2	662,562
Evraz plc	291,495	0.2	846,534
National Express Group plc	146,728	0.1	646,188
Persimmon plc	24,697	0.1	641,241
Provident Financial plc	15,439	0.2	712,146
The British Land Co., plc	52,475	0.2	668,338
Other Securities		11.1	44,262,646

		12.9	51,335,771

Total Common Stock
(Cost $347,261,417)			390,257,429

Preferred Stock 0.5% of net assets

Germany 0.3%
Other Securities		0.3	1,383,002

Italy 0.1%
Other Securities		0.1	287,119

Spain 0.0%
Other Securities		0.0	153,078

Sweden 0.1%
Other Securities		0.1	267,424

Total Preferred Stock
(Cost $1,805,239)			2,090,623

Rights 0.0% of net assets

Australia 0.0%
Other Securities		0.0	1,947

Canada 0.0%
Other Securities		0.0	187

Total Rights
(Cost $181)			2,134

Other Investment Companies 3.3% of net assets

United States 3.3%

Equity Fund 0.8%
iShares MSCI EAFE Small Cap ETF (a)	65,000	0.8	3,353,350

Securities Lending Collateral 2.5%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (d)	9,855,588	2.5	9,855,588

		3.3	13,208,938

Total Other Investment Companies
(Cost $12,986,712)			13,208,938

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investments 0.4% of net assets

Time Deposits 0.4%
JPMorgan Chase Bank	791,565	0.2	791,565

See financial notes 39

 Schwab Fundamental International Small Company Index Fund

Condensed Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)
Other Securities		0.2	564,930

		0.4	1,356,495

Total Short-Term Investments
(Cost $1,356,495)			1,356,495

End of Investments.

At 04/30/15, the tax basis cost of the fund’s investments was $367,861,318 and the unrealized appreciation and depreciation were $53,928,396 and ($14,874,096), respectively, with a net unrealized appreciation of $39,054,300.

At 04/30/15, the values of certain foreign securities held by the fund aggregating $332,679,865 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2(a) for additional information)

For the following notes, please refer to the complete schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $9,265,659.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $5,442 or 0.0% of net assets.
(d)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
ETF —	Exchange Traded Fund
GDR —	Global Depositary Receipt
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt

40 See financial notes

 Schwab Fundamental International Small Company Index Fund

Condensed Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2015 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$13,492,425	$—	$13,492,425
Australia	371,698	21,229,617	26,422	21,627,737
Austria	1,331,460	1,273,831	—	2,605,291
Belgium	1,974,511	3,650,765	—	5,625,276
Canada	31,545,370	121,454	—	31,666,824
Denmark	594,697	4,671,647	—	5,266,344
Finland	616,227	4,906,351	—	5,522,578
France	3,530,737	14,892,902	—	18,423,639
Greece	—	—	—	—
Hong Kong	1,667,212	9,376,899	—	11,044,111
Ireland	1,180,434	2,797,363	—	3,977,797
Israel	725,942	3,474,365	—	4,200,307
Italy	1,168,884	8,585,385	—	9,754,269
Japan	157,079	152,845,370	—	153,002,449
Luxembourg	799,153	1,060,141	—	1,859,294
Netherlands	2,419,886	5,333,264	—	7,753,150
New Zealand	822,039	2,213,934	—	3,035,973
Norway	639,273	3,114,695	—	3,753,968
Portugal	248,076	1,590,799	—	1,838,875
Republic of Korea	—	—	5,442	5,442
Singapore	616,373	6,332,172	—	6,948,545
Spain	136,479	7,632,851	—	7,769,330
Sweden	644,670	7,753,406	—	8,398,076
Switzerland	1,428,732	9,921,226	—	11,349,958
United Kingdom	6,333,510	45,002,261	—	51,335,771
Preferred Stock[1]	—	153,078	—	153,078
Germany	296,731	1,086,271	—	1,383,002
Italy	119,725	167,394	—	287,119
Sweden	267,424	—	—	267,424
Rights
Australia	—	—	1,947	1,947
Canada	187	—	—	187
Other Investment Companies
United States[1]	13,208,938	—	—	13,208,938
Short-Term Investments[1]	—	1,356,495	—	1,356,495

Total	$72,845,447	$334,036,361	$33,811	$406,915,619

[1]	As categorized in the complete schedule of portfolio holdings.

See financial notes 41

 Schwab Fundamental International Small Company Index Fund

Condensed Portfolio Holdings (Unaudited) continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	April 30,
Investments in Securities	2014	(Losses)	(Depreciation)	Purchases	Sales	in	out	2015

Common Stock
Australia	$—	($93,624)	$36,924	$60,529	$—	$22,593	$—	$26,422
Republic of Korea	2,970	—	2,472	—	—	—	—	5,442
Rights
Australia	—	—	1,947	—	—	—	—	1,947

Total	$2,970	($93,624)	$41,343	$60,529	$—	$22,593	$—	$33,811

All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying Statement of Operations. The change in net unrealized appreciation (depreciation) for Level 3 investments held by the fund at April 30, 2015 was ($54,228).

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2015. The transfers in the amount of $6,154,178 and $6,602,121 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, were primarily due to the use of international fair valuation by the fund. The transfers into Level 3 from Level 1 or Level 2 were due to the result of fair valued securities for which no quoted value was available.

42 See financial notes

 Schwab Fundamental International Small Company Index Fund

Statement of
Assets and Liabilities
As of April 30, 2015; unaudited

Assets

Investments, at value (cost $353,554,456) including securities on loan of $9,265,659		$397,060,031
Collateral invested for securities on loan, at value (cost $9,855,588)	+	9,855,588

Total investments, at value (cost $363,410,044)		406,915,619
Deposit with broker for futures contracts		198,000
Receivables:
Investments sold		973,978
Dividends		1,616,505
Fund shares sold		1,414,543
Foreign tax reclaims		62,870
Income from securities on loan		34,436
Prepaid expenses	+	565

Total assets		411,216,516

Liabilities

Collateral held for securities on loan		9,855,588
Payables:
Investments bought		2,149,990
Investment adviser and administrator fees		18,206
Shareholder service fees		3,706
Due to custodian		689,824
Fund shares redeemed		282,425
Accrued expenses	+	160,299

Total liabilities		13,160,038

Net Assets

Total assets		411,216,516
Total liabilities	−	13,160,038

Net assets		$398,056,478

Net Assets by Source
Capital received from investors		357,513,120
Net investment income not yet distributed		664,266
Net realized capital losses		(3,644,198)
Net unrealized capital appreciation		43,523,290

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$398,056,478		33,903,644		$11.74

See financial notes 43

 Schwab Fundamental International Small Company Index Fund

Statement of
Operations
For the period November 1, 2014 through April 30, 2015; unaudited

Investment Income

Dividends (net of foreign withholding taxes of $459,425)		$4,028,041
Interest		871
Securities on loan	+	138,537

Total investment income		4,167,449

Expenses

Investment adviser and administrator fees		644,074
Shareholder service fees		136,075
Index fee		136,469
Custodian fees		103,444
Portfolio accounting fees		47,396
Professional fees		23,545
Transfer agent fees		20,019
Registration fees		16,633
Shareholder reports		11,817
Independent trustees’ fees		3,743
Interest expense		383
Other expenses	+	12,081

Total expenses		1,155,679
Expense reduction by CSIM and its affiliates	−	366,306

Net expenses	−	789,373

Net investment income		3,378,076

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(1,807,051)
Net realized losses on futures contracts		(79,490)
Net realized losses on foreign currency transactions	+	(109,226)

Net realized losses		(1,995,767)
Net change in unrealized appreciation (depreciation) on investments		27,352,845
Net change in unrealized appreciation (depreciation) on futures contracts		(4,234)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	39,925

Net change in unrealized appreciation (depreciation)	+	27,388,536

Net realized and unrealized gains		25,392,769

Increase in net assets resulting from operations		$28,770,845

44 See financial notes

 Schwab Fundamental International Small Company Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/14-4/30/15			11/1/13-10/31/14
Net investment income		$3,378,076	$3,873,605
Net realized gains (losses)		(1,995,767)	4,363,595
Net change in unrealized appreciation (depreciation)	+	27,388,536	(12,459,728)

Increase (Decrease) in net assets from operations		28,770,845	(4,222,528)

Distributions to Shareholders

Distributions from net investment income		(4,674,757)	(4,201,706)
Distributions from net realized gains	+	(1,212,255)	—

Total distributions		($5,887,012)	($4,201,706)

Transactions in Fund Shares

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		13,483,118	$146,177,916	15,320,962	$176,589,635
Shares reinvested		378,138	4,049,856	238,640	2,675,147
Shares redeemed	+	(4,646,090)	(50,452,812)	(3,909,585)	(45,018,061)

Net transactions in fund shares		9,215,166	$99,774,960	11,650,017	$134,246,721

Shares Outstanding and Net Assets

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		24,688,478	$275,397,685	13,038,461	$149,575,198
Total increase	+	9,215,166	122,658,793	11,650,017	125,822,487

End of period		33,903,644	$398,056,478	24,688,478	$275,397,685

Net investment income not yet distributed			$664,266		$1,960,947

See financial notes 45

Schwab Fundamental Emerging Markets Large Company Index Fund

Financial Statements

Financial Highlights

	11/1/14–		11/1/13–	11/1/12–	11/1/11–	11/1/10–	11/1/09–
	4/30/15*		10/31/14	10/31/13	10/31/12	10/31/11	10/31/10

Per-Share Data ($)

Net asset value at beginning of period	8.60		9.24	8.86	9.17	10.81	8.91

Income (loss) from investment operations:
Net investment income (loss)	0.05	[1]	0.20	0.19	0.25	0.24	0.17
Net realized and unrealized gains (losses)	0.06		(0.66)	0.43	(0.17)	(1.37)	1.81

Total from investment operations	0.11		(0.46)	0.62	0.08	(1.13)	1.98
Less distributions:
Distributions from net investment income	(0.21)		(0.18)	(0.24)	(0.22)	(0.15)	(0.08)
Distributions from net realized gains	—		—	—	(0.17)	(0.36)	—

Total distributions	(0.21)		(0.18)	(0.24)	(0.39)	(0.51)	(0.08)

Net asset value at end of period	8.50		8.60	9.24	8.86	9.17	10.81

Total return (%)	1.60	[2]	(5.03)	7.11	1.18	(10.99)	22.36

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.49	[3]	0.49	0.51 [4,5]	0.56 [6]	0.61 [7]	0.61 [7]
Gross operating expenses	0.84	[3]	0.85	0.88	0.91	0.91	0.98
Net investment income (loss)	1.24	[3]	2.35	2.22	2.75	2.51	2.31
Portfolio turnover rate	13	[2]	19	22	86 [8]	56	91
Net assets, end of period ($ x 1,000,000)	404		346	353	314	310	294

* Unaudited.

1 Calculated based on the average shares outstanding during the period.
2 Not annualized.
3 Annualized.
4 Effective June 11, 2013, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/13 is a blended ratio.
5 The ratio of net operating expenses would have been 0.56%, if voluntary waiver by CSIM had not been included.
6 The ratio of net operating expenses would have been 0.60%, if voluntary waiver by CSIM had not been included.
7 The ratio of net operating expenses would have been 0.60%, if interest expenses had not been incurred.
8 Portfolio turnover would have been 51%, if rebalancing trades had not been included due to a change in the fund’s index.

46 See financial notes

 Schwab Fundamental Emerging Markets Large Company Index Fund

Condensed Portfolio Holdings as of April 30, 2015 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSRS, is also available on the SEC’s website at www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund’s website at www.csimfunds.com/schwabfunds_prospectus.

			Cost	Value
Holdings by Category			($)	($)

90.4%		Common Stock	343,323,329	365,074,762
9.3%		Preferred Stock	51,464,277	37,654,895
0.1%		Other Investment Company	511,000	511,000
0.0%		Corporate Bond	59,699	57,601
0.4%		Short-Term Investment	1,340,405	1,340,405

100.2%		Total Investments	396,698,710	404,638,663
(0	.2)%	Other Assets and Liabilities, Net		(919,070)

100.0%		Net Assets		403,719,593

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 90.4% of net assets

Brazil 6.3%
Ambev S.A.	344,751	0.5	2,167,173
Banco do Brasil S.A.	291,353	0.7	2,574,161
Petroleo Brasileiro S.A. *	1,216,058	1.4	5,751,449
Vale S.A.	529,979	1.0	3,984,143
Other Securities		2.7	10,996,942

		6.3	25,473,868

Chile 0.9%
Other Securities		0.9	3,518,967

China 19.5%
Bank of China Ltd., Class H	10,520,234	1.8	7,208,496
China Construction Bank Corp., Class H	10,081,000	2.4	9,785,974
China Life Insurance Co., Ltd., Class H	379,000	0.5	1,839,394
China Mobile Ltd.	662,100	2.3	9,456,963
China Petroleum & Chemical Corp., Class H	7,621,400	1.8	7,192,817
China Telecom Corp., Ltd., Class H	2,360,000	0.4	1,748,307
CNOOC Ltd.	2,502,000	1.1	4,266,440
Industrial & Commercial Bank of China Ltd., Class H	9,504,172	2.0	8,244,496
PetroChina Co., Ltd., Class H	4,204,000	1.4	5,422,164
Other Securities		5.8	23,456,440

		19.5	78,621,491

Colombia 0.3%
Other Securities		0.3	1,113,287

Czech Republic 0.4%
Other Securities		0.4	1,436,340

Greece 0.4%
Other Securities		0.4	1,713,858

Hungary 0.7%
Other Securities		0.7	2,709,010

India 3.2%
Reliance Industries Ltd.	229,869	0.7	3,117,645
Other Securities		2.5	10,011,960

		3.2	13,129,605

Indonesia 0.9%
Other Securities		0.9	3,582,575

Malaysia 2.0%
Other Securities		2.0	8,099,562

Mexico 3.1%
America Movil S.A.B. de C.V., Series L	3,939,200	1.0	4,136,391
Other Securities		2.1	8,600,904

		3.1	12,737,295

Peru 0.1%
Other Securities		0.1	500,669

Philippines 0.2%
Other Securities		0.2	704,662

Poland 2.2%
KGHM Polska Miedz S.A.	49,457	0.4	1,734,086
Polski Koncern Naftowy Orlen S.A.	154,527	0.7	2,934,710
Other Securities		1.1	4,320,012

		2.2	8,988,808

Republic of Korea 17.3%
Hyundai Heavy Industries Co., Ltd. *	14,908	0.5	1,936,984
Hyundai Motor Co.	22,069	0.9	3,463,533
Kia Motors Corp.	43,706	0.5	2,014,050
LG Chem Ltd.	7,572	0.5	1,912,750
LG Corp.	33,861	0.5	2,101,049
LG Electronics, Inc.	40,783	0.6	2,293,344
POSCO	17,742	1.0	4,179,369
Samsung Electronics Co., Ltd.	12,386	4.0	16,248,620
Shinhan Financial Group Co., Ltd.	51,181	0.5	2,118,287
SK Holdings Co., Ltd.	14,874	0.6	2,561,130

See financial notes 47

 Schwab Fundamental Emerging Markets Large Company Index Fund

Condensed Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)
SK Innovation Co., Ltd. *	32,801	0.9	3,590,230
Other Securities		6.8	27,322,656

		17.3	69,742,002

Russia 11.8%
Gazprom OAO	2,924,000	2.2	8,713,532
Gazprom OAO ADR	1,420,000	2.1	8,319,706
LUKOIL OAO *	92,799	1.2	4,766,240
LUKOIL OAO ADR	127,000	1.6	6,496,749
MMC Norilsk Nickel OJSC ADR	112,700	0.5	2,122,991
Mobile TeleSystems ADR	144,851	0.4	1,749,800
Surgutneftegas ADR	712,500	1.3	5,160,495
Tatneft ADR	52,100	0.4	1,787,141
Other Securities		2.1	8,383,791

		11.8	47,500,445

South Africa 6.6%
MTN Group Ltd.	216,190	1.1	4,340,860
Sasol Ltd.	113,822	1.1	4,582,869
Standard Bank Group Ltd.	142,522	0.5	2,089,078
Other Securities		3.9	15,652,873

		6.6	26,665,680

Taiwan 11.8%
Chunghwa Telecom Co., Ltd.	597,906	0.5	1,929,615
Compal Electronics, Inc.	2,165,305	0.5	1,971,344
Hon Hai Precision Industry Co., Ltd.	1,900,416	1.4	5,694,495
Taiwan Semiconductor Manufacturing Co., Ltd.	1,520,689	1.8	7,321,010
Other Securities		7.6	30,871,105

		11.8	47,787,569

Thailand 1.3%
PTT PCL	225,187	0.6	2,431,869
Other Securities		0.7	2,949,160

		1.3	5,381,029

Turkey 1.4%
Other Securities		1.4	5,668,040

Total Common Stock
(Cost $343,323,329)			365,074,762

Preferred Stock 9.3% of net assets

Brazil 7.1%
Banco Bradesco S.A.	306,320	0.8	3,269,641
Itau Unibanco Holding S.A.	387,780	1.2	4,958,981
Petroleo Brasileiro S.A. *	1,806,860	1.9	7,826,058
Vale S.A.	736,402	1.1	4,436,083
Other Securities		2.1	8,327,017

		7.1	28,817,780

Colombia 0.1%
Other Securities		0.1	470,732

Republic of Korea 0.9%
Samsung Electronics Co., Ltd.	2,107	0.6	2,137,955
Other Securities		0.3	1,295,742

		0.9	3,433,697

Russia 1.2%
AK Transneft OAO *	1,646	0.9	3,876,775
Other Securities		0.3	1,055,911

		1.2	4,932,686

Total Preferred Stock
(Cost $51,464,277)			37,654,895

Other Investment Company 0.1% of net assets

United States 0.1%

Securities Lending Collateral 0.1%
Other Securities		0.1	511,000

Total Other Investment Company
(Cost $511,000)			511,000

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Corporate Bond 0.0% of net assets

India 0.0%
Other Securities		0.0	57,601

Total Corporate Bond
(Cost $59,699)			57,601

Short-Term Investment 0.4% of net assets

Time Deposit 0.4%
Other Securities		0.4	1,340,405

Total Short-Term Investment
(Cost $1,340,405)			1,340,405

End of Investments.

At 04/30/15, the tax basis cost of the fund’s investments was $411,620,368 and the unrealized appreciation and depreciation were $44,009,653 and ($50,991,358), respectively, with a net unrealized depreciation of ($6,981,705).

48 See financial notes

 Schwab Fundamental Emerging Markets Large Company Index Fund

Condensed Portfolio Holdings (Unaudited) continued

At 04/30/15, the values of certain foreign securities held by the fund aggregating $294,566,847 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2(a) for additional information)

For the following notes, please refer to the complete schedule of porfolio holdings.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $37,329 or 0.0% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $479,855.
(d)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
Reg’d —	Registered

In additional to the above the fund held the following at 04/30/15:

		Contract	Unrealized
	Number of	Value	Appreciation
	Contracts	($)	($)

Futures Contracts

MSCI Emerging Markets, mini, Long, expires 06/19/15	10	519,350	689

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2015 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$68,445,512	$—	$68,445,512
Brazil	25,473,868	—	—	25,473,868
Chile	3,518,967	—	—	3,518,967
China	415,261	78,206,230	—	78,621,491
Colombia	1,113,287	—	—	1,113,287
Czech Republic	372,166	1,064,174	—	1,436,340
Hungary	470,110	2,238,900	—	2,709,010
India	1,003,623	12,123,081	2,901	13,129,605
Malaysia	1,204,364	6,895,198	—	8,099,562
Mexico	12,737,295	—	—	12,737,295
Peru	500,669	—	—	500,669
Republic of Korea	1,825,496	67,916,506	—	69,742,002
Russia	19,436,043	28,064,402	—	47,500,445
South Africa	486,533	26,179,147	—	26,665,680
Thailand	5,381,029	—	—	5,381,029
Preferred Stock[1]	—	3,433,697	—	3,433,697
Brazil	28,817,780	—	—	28,817,780
Colombia	470,732	—	—	470,732
Russia	4,932,686	—	—	4,932,686
Other Investment Company[1]	511,000	—	—	511,000
Corporate Bond[1]	—	—	57,601	57,601
Short-Term Investments[1]	—	1,340,405	—	1,340,405

Total	$108,670,909	$295,907,252	$60,502	$404,638,663

Other Financial Instruments
Futures Contracts[2]	$689	$—	$—	$689

[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of condensed portfolio holdings and are valued at unrealized appreciation or depreciation.

See financial notes 49

 Schwab Fundamental Emerging Markets Large Company Index Fund

Condensed Portfolio Holdings (Unaudited) continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in					Balance
	as of	Accrued	Realized	Unrealized			Gross	Gross	as of
Investments in	October 31,	Discounts	Gains	Appreciation	Gross	Gross	Transfers	Transfers	April 30,
Securities	2014	(Premiums)	(Losses)	(Depreciation)	Purchases	Sales	in	out	2015

Common Stock
India	$—	$—	$—	$371	$2,530	$—	$—	$—	$2,901
Republic of Korea	519,813	—	—	29,288	—	(549,101)	—	—	—
Corporate Bonds
India	—	(5)	—	(2,099)	—	59,705	—	—	57,601

Total	$519,813	($5)	$—	$27,560	$2,530	($489,396)	$—	$—	$60,502

All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying Statement of Operations. The change in net unrealized appreciation (depreciation) for Level 3 investments held by the fund at April 30, 2015 was ($1,728).

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $1,831,093 and $13,756,059 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended April 30, 2015. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 during the period.

50 See financial notes

 Schwab Fundamental Emerging Markets Large Company Index Fund

Statement of
Assets and Liabilities
As of April 30, 2015; unaudited

Assets

Investments, at value (cost $396,187,710) including securities on loan of $479,855		$404,127,663
Collateral invested for securities on loan, at value (cost $511,000)	+	511,000

Total investments, at value (cost $396,698,710)		404,638,663
Foreign currency, at value (cost $286,342)		286,947
Deposit with broker for futures contracts		64,750
Receivables:
Investments sold		1,570,836
Fund shares sold		371,970
Dividends		233,805
Foreign tax reclaims		5,743
Income from securities on loan		836
Interest		470
Prepaid expenses	+	1,704

Total assets		407,175,724

Liabilities

Collateral held for securities on loan		511,000
Payables:
Investment adviser and administrator fees		15,684
Shareholder service fees		3,481
Fund shares redeemed		2,649,849
Foreign capital gains tax		109,213
Variation margin on futures contracts		17,314
Accrued expenses and other liabilities	+	149,590

Total liabilities		3,456,131

Net Assets

Total assets		407,175,724
Total liabilities	−	3,456,131

Net assets		$403,719,593

Net Assets by Source
Capital received from investors		426,277,287
Net investment income not yet distributed		743,836
Net realized capital losses		(31,125,305)
Net unrealized capital appreciation		7,823,775

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$403,719,593		47,492,662		$8.50

See financial notes 51

 Schwab Fundamental Emerging Markets Large Company Index Fund

Statement of
Operations
For the period November 1, 2014 through April 30, 2015; unaudited

Investment Income

Dividends (net of foreign withholding taxes of $403,449)		$3,018,635
Interest (net of foreign withholding taxes of $25)		3,519
Securities on loan	+	4,303

Total investment income		3,026,457

Expenses

Investment adviser and administrator fees		875,455
Shareholder service fees		130,751
Custodian fees		167,665
Index fee		152,031
Portfolio accounting fees		37,154
Professional fees		33,009
Transfer agent fees		29,387
Shareholder reports		15,554
Registration fees		13,005
Independent trustees’ fees		3,871
Interest expense		1,943
Other expenses	+	14,230

Total expenses		1,474,055
Expense reduction by CSIM and its affiliates	−	614,167

Net expenses	−	859,888

Net investment income		2,166,569

Realized and Unrealized Gains (Losses)

Net realized losses on investments (net of foreign capital gain tax paid of $2,111)		(8,393,365)
Net realized gains on futures contracts		259,575
Net realized losses on foreign currency transactions	+	(133,580)

Net realized losses		(8,267,370)
Net change in unrealized appreciation (depreciation) on investments (net of foreign capital gain tax of ($51,234))		18,390,694
Net change in unrealized appreciation (depreciation) on futures contracts		(56,235)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	1,490

Net change in unrealized appreciation (depreciation)	+	18,335,949

Net realized and unrealized gains		10,068,579

Increase in net assets resulting from operations		$12,235,148

52 See financial notes

 Schwab Fundamental Emerging Markets Large Company Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/14-4/30/15			11/1/13-10/31/14
Net investment income		$2,166,569	$8,456,428
Net realized losses		(8,267,370)	(8,043,893)
Net change in unrealized appreciation (depreciation)	+	18,335,949	(20,621,161)

Increase (Decrease) in net assets from operations		12,235,148	(20,208,626)

Distributions to Shareholders

Distributions from net investment income		($8,501,798)	($7,207,709)

Transactions in Fund Shares

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		18,539,128	$142,525,232	17,844,818	$157,305,857
Shares reinvested		686,509	5,279,258	517,807	4,510,103
Shares redeemed	+	(11,940,876)	(93,441,957)	(16,378,090)	(141,770,574)

Net transactions in fund shares		7,284,761	$54,362,533	1,984,535	$20,045,386

Shares Outstanding and Net Assets

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		40,207,901	$345,623,710	38,223,366	$352,994,659
Total increase or decrease	+	7,284,761	58,095,883	1,984,535	(7,370,949)

End of period		47,492,662	$403,719,593	40,207,901	$345,623,710

Net investment income not yet distributed			$743,836		$7,079,065

See financial notes 53

 Schwab Fundamental Index Funds

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds in this report is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)	Schwab Large-Cap Growth Fund
Schwab Fundamental US Large Company Index Fund	Schwab Small-Cap Equity Fund
Schwab Fundamental US Small Company Index Fund	Schwab Hedged Equity Fund
Schwab Fundamental International Large Company Index Fund	Schwab Financial Services Fund
Schwab Fundamental International Small Company Index Fund	Schwab Health Care Fund
Schwab Fundamental Emerging Markets Large Company Index Fund	Schwab International Core Equity Fund
Schwab Fundamental Global Real Estate Index Fund	Schwab Target 2010 Fund
Schwab S&P 500 Index Fund	Schwab Target 2015 Fund
Schwab Small-Cap Index Fund	Schwab Target 2020 Fund
Schwab Total Stock Market Index Fund	Schwab Target 2025 Fund
Schwab International Index Fund	Schwab Target 2030 Fund
Schwab MarketTrack All Equity Portfolio	Schwab Target 2035 Fund
Schwab MarketTrack Growth Portfolio	Schwab Target 2040 Fund
Schwab MarketTrack Balanced Portfolio	Schwab Target 2045 Fund
Schwab MarketTrack Conservative Portfolio	Schwab Target 2050 Fund
Laudus Small-Cap MarketMasters Fund	Schwab Target 2055 Fund
Laudus International MarketMasters Fund	Schwab Monthly Income Fund - Moderate Payout
Schwab Balanced Fund	Schwab Monthly Income Fund - Enhanced Payout
Schwab Core Equity Fund	Schwab Monthly Income Fund - Maximum Payout
Schwab Dividend Equity Fund

Each fund in this report offers one share class. Shares are bought and sold (subject to a redemption fee, see financial note 9) at closing net asset value per share (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The funds invest in certain other investment companies (“underlying funds”). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSRS, which is filed with the U.S. Securities and Exchange Commission (“SEC”). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the SEC.

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where

54

 Schwab Fundamental Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to a fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the NAV of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.

•	Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security’s market value.

•	Underlying funds: Mutual funds are valued at their respective NAVs. Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most

 55

 Schwab Fundamental Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the funds’ investments as of April 30, 2015 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.

Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allows the funds to terminate any loans at any given time. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. A fund retains the right to recall a security on loan. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan (at market value computed at the time of the loan). Total costs and expenses, including agent fees associated with securities lending activities under the trust’s Securities Lending Program paid to the unaffiliated lending agent are approximately 15% of the gross lending revenues.

The value of the securities on loan and the related collateral as of April 30, 2015, if any, are disclosed in each fund’s Portfolio Holdings. The value of the securities on loan and the investments of cash collateral are also disclosed in each fund’s Statement of Assets and Liabilities.

56

 Schwab Fundamental Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains, if any, once a year.

(g) Custody Credit:

Certain funds have an arrangement with their custodian bank, State Street Bank and Trust Company (“State Street”), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to a fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

 57

 Schwab Fundamental Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Foreign Taxes:

The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of April 30, 2015, if any, are reflected in each fund’s Statement of Assets and Liabilities.

(k) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

(l) New Accounting Pronouncements:

In June 2014, Accounting Standards Update (“ASU”) No. 2014-11, Topic 860 Transfers and Servicing — Repurchase-to-Maturity Transactions, Repurchase Financings and Disclosures, was issued and is effective for interim periods beginning after 3/15/15 and annual periods beginning after December 15, 2014. The ASU modifies accounting guidance and enhances disclosure requirements for repurchase agreement and securities lending transactions. Management is currently evaluating the impact the adoption of ASU 2014-11 may have on the funds’ financial statement disclosures.

3. Risk Factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Market Risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of the investment in a fund will fluctuate, which means that the investors could lose money.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Tracking Error Risk. As an index fund, each fund seeks to track the performance of its comparative index, although it may not be successful in doing so. The divergence between the performance of a fund and its index, positive or negative, is called “tracking error”. Tracking error can be caused by many factors and it may be significant. For example, a fund may not invest in certain securities in the index, or match the securities’ weightings to the index, due to regulatory, operational, custodial or liquidity constraints; corporate transactions; asset valuations; transaction costs and timing; tax considerations; and index rebalancing, which may result in tracking error.

Investment Style Risk. Each fund invests in companies measured by its respective index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, a fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of a fund’s expenses, a fund’s performance may be below that of the index.

A significant percentage of an index may be composed of securities in a single industry or sector of the economy. If a fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.

Sampling Index Tracking Risk. If a fund uses a sampling method, the fund will not fully replicate its comparative index and may hold securities not included in the index. As a result, the fund will be subject to the risk that the investment adviser’s

58

 Schwab Fundamental Index Funds

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If a fund utilizes a sampling approach, it may not track the return of the index as well as it would if the fund purchased all of the securities in its index.

Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country, or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country, or asset class.

Large-Cap Risk. Although certain indices encompass stocks from many different sectors of the economy, their performance may primarily reflect that of large company stocks, which tend to go in and out of favor based on market and economic conditions. As a result, during a period when these stocks fall behind other types of investments — bonds or small company stocks, for instance — a fund’s performance also will lag those investments.

Small-Cap Risk. Historically, small-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — large-cap stocks, for instance — a fund’s performance also will lag those investments.

Foreign Investment Risk. A fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. These risks may be heightened in connection with investments in emerging markets. Foreign securities also include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”), which are depositary receipts issued by U.S. and foreign banks that represent shares of foreign-based corporations. Investments in ADRs, GDRs and EDRs may be less liquid than the underlying shares in their primary trading market; and GDRs, many of which are issued by companies in emerging markets, may be more volatile. To the extent a fund’s investments in a single country or a limited number of countries represent a larger percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political and social conditions in those countries and it may be subject to increased price volatility.

Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a fund’s investments in emerging market countries and, at times, it may be difficult to value such investments.

ETF Risk. A fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When a fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a proportionate share of the ETF’s expenses. Therefore, it may be more costly to own an ETF than to own the underlying securities directly. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio securities.

Derivatives Risk. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk and market risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to credit risk, leverage risk, lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately large impact on a fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the

 59

 Schwab Fundamental Index Funds

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gain. A fund’s use of derivatives could reduce the fund’s performance, increase its volatility, and could cause the fund to lose more than the initial amount invested.

Liquidity Risk. A particular investment may be difficult to purchase or sell. A fund may be unable to sell illiquid securities at an advantageous time or price.

Security Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.

For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:

					Schwab
			Schwab	Schwab	Fundamental
	Schwab	Schwab	Fundamental	Fundamental	Emerging
	Fundamental	Fundamental	International	International	Markets
	US Large	US Small	Large	Small	Large
	Company	Company	Company	Company	Company
% of Average Daily Net Assets	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

First $500 million	0.30%	0.30%	0.30%	0.40%	0.50%
$500 million to $5 billion	0.22%	0.22%	0.22%	0.38%	0.48%
$5 billion to $10 billion	0.20%	0.20%	0.20%	0.36%	0.46%
over $10 billion	0.18%	0.18%	0.18%	0.34%	0.44%

The Board has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab) under the Plan. All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to 0.10%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds). Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

Although these agreements specify certain fees for these services, CSIM and its affiliates have made an additional agreement with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with

60

 Schwab Fundamental Index Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (“expense limitation”). The expense limitation as a percentage of average daily net assets is as follows:

Schwab
		Schwab	Schwab	Fundamental
Schwab	Schwab	Fundamental	Fundamental	Emerging
Fundamental	Fundamental	International	International	Markets
US Large	US Small	Large	Small	Large
Company	Company	Company	Company	Company
Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

0.35%	0.35%	0.35%	0.49%	0.49%

CSIM has a licensing agreement with the Frank Russell Company to use certain Russell indices and trademarks in connection with the offering and operation of certain registered investment companies. The funds have entered into a sub-license agreement with CSIM pursuant to which CSIM has agreed to sub-license certain Russell indices and trademarks to the funds. Under the sub-license agreement, each fund pays its pro rata share of licensing fees.

The funds may engage in certain transactions involving affiliates. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corporation shares owned by the Schwab Fundamental US Large Company Index Fund during the report period:

	Balance			Balance		Realized	Dividends
	of Shares			of Shares	Market	Gains (Losses)	Received
	Held at	Gross	Gross	Held at	Value at	11/01/14	11/01/14
Fund	10/31/14	Purchases	Sales	04/30/15	04/30/15	to 04/30/15	to 04/30/15

Schwab Fundamental US Large Company Index Fund	106,515	—	(17,700)	88,815	$2,708,858	$162,765	$12,782

Certain Schwab Funds may own shares of other Schwab Funds. The table below reflects the percentages of shares of each fund in this report that are owned by other Schwab Funds as of April 30, 2015, as applicable:

	Underlying Funds
			Schwab	Schwab	Schwab
	Schwab	Schwab	Fundamental	Fundamental	Fundamental
	Fundamental	Fundamental	International	International	Emerging Markets
	US Large	US Small	Large	Small	Large
	Company	Company	Company	Company	Company
	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

Schwab MarketTrack All Equity Portfolio	1.6%	3.0%	3.4%	7.8%	8.1%
Schwab MarketTrack Growth Portfolio	1.8%	3.0%	2.9%	6.3%	6.7%
Schwab MarketTrack Balanced Portfolio	0.9%	1.6%	1.5%	3.4%	3.6%
Schwab MarketTrack Conservative Portfolio	0.3%	0.5%	0.4%	1.0%	1.1%

*	Less than 0.1%

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs.

 61

 Schwab Fundamental Index Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended April 30, 2015, each fund’s total aggregate security transactions with other Schwab Funds were as follows:

Schwab Fundamental US Large Company Index Fund	$406,536
Schwab Fundamental US Small Company Index Fund	6,180,074
Schwab Fundamental International Large Company Index Fund	49,198,213
Schwab Fundamental International Small Company Index Fund	3,940,892
Schwab Fundamental Emerging Markets Large Company Index Fund	237,771

5. Board of Trustees:

The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on a fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred an interest expense, which is disclosed on a fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Derivatives:

Certain funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The fair value and variation margin for futures contracts held at April 30, 2015 are presented on the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period, the month-end average contract values of futures contracts held by the funds and the month-end average number of contracts held were as follows:

	Contract Values	Number of Contracts

Schwab Fundamental US Large Company Index Fund	$52,304,871	508
Schwab Fundamental US Small Company Index Fund	14,471,583	120
Schwab Fundamental International Large Company Index Fund	4,899,600	54
Schwab Fundamental International Small Company Index Fund	15,303	1
Schwab Fundamental Emerging Markets Large Company Index Fund	3,350,033	69

62

 Schwab Fundamental Index Funds

Financial Notes, unaudited (continued)

8. Purchases and Sales/Maturities of Investment Securities:

For the period ended April 30, 2015, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Schwab Fundamental US Large Company Index Fund	$691,206,412	$210,266,488
Schwab Fundamental US Small Company Index Fund	380,126,409	131,782,705
Schwab Fundamental International Large Company Index Fund	171,043,089	39,899,567
Schwab Fundamental International Small Company Index Fund	152,191,626	55,491,020
Schwab Fundamental Emerging Markets Large Company Index Fund	94,899,266	44,649,926

9. Redemption Fee:

The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:

	Current Period	Prior Period
	(11/1/14-4/30/15)	(11/1/13-10/31/14)

Schwab Fundamental US Large Company Index Fund	$28,575	$78,706
Schwab Fundamental US Small Company Index Fund	8,551	9,756
Schwab Fundamental International Large Company Index Fund	9,192	16,541
Schwab Fundamental International Small Company Index Fund	1,933	5,415
Schwab Fundamental Emerging Markets Large Company Index Fund	6,350	10,683

10. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2014, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:

			Schwab	Schwab	Schwab
	Schwab	Schwab	Fundamental	Fundamental	Fundamental
	Fundamental	Fundamental	International	International	Emerging
	US Large	US Small	Large	Small	Markets Large
	Company	Company	Company	Company	Company
Expiration Date	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

October 31, 2017	$—	$—	$6,761,375	$—	$—
October 31, 2018	—	—	58,777,944	—	—
October 31, 2019	—	—	20,948,477	—	—
No expiration*	—	—	14,155,355	—	15,312,596

Total	$—	$—	$100,643,151	$—	$15,312,596

*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010 (“RIC”), capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss. However, such losses must be utilized prior to the pre-enactment capital losses, which may increase the likelihood that the pre-enactment capital losses may expire unused. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital loss, irrespective of the character of the original loss.

 63

 Schwab Fundamental Index Funds

Financial Notes, unaudited (continued)

10. Federal Income Taxes (continued):

For the year ended October 31, 2014, the funds had capital loss carryforwards utilized as follows:

			Schwab	Schwab	Schwab
	Schwab	Schwab	Fundamental	Fundamental	Fundamental
	Fundamental	Fundamental	International	International	Emerging
	US Large	US Small	Large	Small	Markets Large
	Company	Company	Company	Company	Company
	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

Capital loss carryforwards utilized	$12,619,654	$—	$17,734,955	$3,782,977	$—

As of October 31, 2014, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2014, the funds did not incur any interest or penalties.

11. Other:

As a result of recent political and military actions undertaken by the Russian Federation, the U.S. and the European Union have instituted various economic sanctions against Russian individuals and entities. The U.S. and/or the European Union may impose additional economic sanctions, or take other actions, against individuals and/or companies in specific sectors of the Russian economy, including, but not limited to, the financial services, energy, metals and mining, engineering, and defense and defense- related materials sectors. These sanctions, and the threat of additional sanctions, could have adverse consequences for the Russian economy, including continued weakening of the Russian currency, downgrades in Russia’s credit rating, and a significant decline in the value and liquidity of securities issued by Russian companies or the Russian government. Any of these events could negatively impact a fund’s investment in Russian securities. These sanctions have the possibility of impairing a fund’s ability to invest in accordance with its investment strategy and/or to meet its investment objective.

In addition, as index based products, the funds will generally maintain exposure to Russian securities to the extent the indexes which they track include such securities. For this reason, the sanction instituted against Russia, and any continued disruption of the Russian economy, could negatively impact a fund’s performance to the extent its index and its portfolio contain securities of Russian issuers, and, depending on the fund’s exposure to Russian issuers, the impact could be significant.

12. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

64

Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 95 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – present).	74	Director, Gilead Sciences, Inc. (2005 – present)

David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Private Investor.	74	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)

Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013)	74	Director, KLA-Tencor Corporation (2008 – present)

 65

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2015)	Managing Partner and Co-Founder, Kudu Advisors, LLC (financial services) (May 2009 – present); Director, Asset International, Inc. (publisher of financial services information) (Jan. 2009 – Nov. 2014).	95	None.

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust and Laudus Institutional Trust since 2010)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 –present).	74	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
Lead Independent Director, Board of Cooper Industries (2002 – 2012)

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	74	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

66

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989; Schwab Investments since 1991; Schwab Capital Trust since 1993; Schwab Annuity Portfolios since 1994; Laudus Trust and Laudus Institutional Trust since 2010)	Chairman and Director, The Charles Schwab Corporation (1986 – present); Chairman and Director of Charles Schwab & Co., Inc. (1971 – present); Chairman and Director of Charles Schwab Investment Management, Inc. (1989 – present); Chairman and Director of Charles Schwab Bank (2003 – present); Chairman and Chief Executive Officer of Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. (1996 – present); and Director, Chairman and Chief Executive Officer, Schwab Holdings, Inc. (1979 – present).	74	Chairman and Director, The Charles Schwab Corporation (1986 – present) Director, Yahoo! Inc. (2014 – present)

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (2008 – present); Director, Charles Schwab Bank (2006 – present); and Director Schwab Holdings, Inc. (2008 – present).	95	Director, The Charles Schwab Corporation (2008 – present)

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (January 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira
1964
Treasurer and Principal Financial Officer, Schwab Funds
Treasurer and Chief Financial Officer, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust and Laudus Institutional Trust since 2006)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

 67

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2005)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab and Laudus Funds’ retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds or Laudus Funds to retire from all Boards upon their required retirement date from either Board.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Boards.
.

68

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays U.S. Treasury Bills 1 − 3 Months Index An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

FTSE RAFI Developed ex US 1000 Index An index that is designed to track the performance of the largest listed companies domiciled in developed international markets (excluding the U.S.), selected based on the following four fundamental measures: dividends, cash flows, sales and book value.

FTSE RAFI Developed ex US Mid Small 1500 Index An index that is designed to track the performance of small and mid capitalization equities of companies domiciled in developed international markets (excluding the U.S.), selected based on the following four fundamental measures: dividends, cash flows, sales and book value.

FTSE RAFI Emerging Index An index that is designed to track the performance of the largest emerging market equities, selected based on the following four fundamental measures: dividends, cash flows, sales and book value.

FTSE RAFI US 1000 Index An index that is designed to track the performance of the largest listed U.S. companies, selected based on the following four fundamental measures: dividends, cash flows, sales and book value.

FTSE RAFI US Mid Small 1500 Index An index that is designed to track the performance of small and medium-sized listed U.S. companies, selected based on the following four fundamental measures: dividends, cash flows, sales and book value.

Fundamental Developed ex-U.S. Large Company Spliced Index An internally calculated index, comprised of the FTSE RAFI Developed ex-US 1000 Index from inception of the fund until the close of business on October 18, 2012 and the Russell Fundamental Developed ex-U.S. Large Company Index (Net) from October 19, 2012 forward.

Fundamental Developed ex-U.S. Small Company Spliced Index An internally calculated index, comprised of the FTSE RAFI Developed ex-US Mid Small 1500 Index from inception of the fund until the close of business on October 18, 2012 and the Russell Fundamental Developed ex-US Small Company Index (Net) from October 19, 2012 forward.

Fundamental Emerging Markets Large Company Spliced Index An internally calculated index, comprised of the FTSE RAFI Emerging Index from inception of the fund until the close of business on October 18, 2012 and the Russell Fundamental Emerging Markets Large Company Index (Net) from October 19, 2012 forward.

Fundamental U.S. Large Company Spliced Index An internally calculated index, comprised of the FTSE RAFI US 1000 Index from inception of the fund until the close of business on October 18, 2012 and the Russell Fundamental U.S. Large Company Index from October 19, 2012 forward.

Fundamental U.S. Small Company Spliced Index An internally calculated index, comprised of the FTSE RAFI US Mid Small 1500 Index from inception of the fund until the close of business on October 18, 2012 and the Russell Fundamental U.S. Small Company Index from October 19, 2012 forward.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

MSCI EAFE (Europe, Australasia, Far East) Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

 69

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

restricted and illiquid securities Restricted securities are securities that are subject to legal restrictions on their sale. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of1933 (the “1933 Act”), or in a registered public offering. Certain restricted securities, such as Section 4(a)(2) commercial paper and Rule 144A securities under the 1933 Act, may be considered to be liquid if they meet the criteria for liquidity established by the Board. Illiquid securities generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which a fund has valued the instruments. The liquidity of a fund’s investments is monitored under the supervision and direction of the Board. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

Russell 2000 Index An index that measures the performance of the small-cap segment of the U.S. equity universe. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Russell Fundamental Developed ex-U.S. Large Company Index An index that ranks companies in the Russell Developed ex-U.S. Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores are in the top 87.5% of the Russell Developed ex-U.S. Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. The Russell Developed ex-U.S. Index measures the performance of the largest investable securities in developed countries globally, excluding companies assigned to the United States.

Russell Fundamental Developed ex-U.S. Small Company Index An index that ranks companies in the Russell Developed ex-U.S. Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores are in the bottom 12.5% of the Russell Developed ex-U.S. Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. The Russell Developed ex-U.S. Index measures the performance of the largest investable securities in developed countries globally, excluding companies assigned to the United States.

Russell Fundamental Emerging Markets Large Company Index An index that ranks companies in the Russell Emerging Markets Index by measures of fundamental size and tracks the performance of those companies whose fundamental scores are in the top 87.5% of the Russell Emerging Markets Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. The Russell Emerging Markets Index measures the performance of the investable securities in emerging countries globally.

Russell Fundamental U.S. Large Company Index An index that ranks companies in the Russell 3000 Index by fundamental measures of size, and tracks the performance of those companies whose fundamental scores are in the top 87.5% of the Russell 3000 Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Russell 3000 Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

Russell Fundamental U.S. Small Company Index An index that ranks companies in the Russell 3000 Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores are in the bottom 12.5% of the Russell 3000 Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Russell 3000 Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

70

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fundtm
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab Intermediate-Term Bond Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Schwab Funds®
1-800-407-0256

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2015 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR37675-08
00143421

Semiannual report dated April 30, 2015, enclosed.

COMMAND PERFORMANCETM

Laudus MarketMasters Fundstm

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This wrapper is not part of the shareholder report.

Semiannual Report April 30, 2015

COMMAND PERFORMANCETM

Laudus MarketMasters Fundstm

Laudus Small-Cap MarketMasters Fundtm

Laudus International MarketMasters Fundtm

This page is intentionally left blank.

Two distinct Funds, each combining the expertise of leading
investment managers with CSIM’s overall supervision.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, MSCI and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Total Return for the 6 Months Ended April 30, 2015

Laudus Small-Cap MarketMasters Fund

Investor Shares (Ticker Symbol: SWOSX)	5.74%
Select Shares® (Ticker Symbol: SWMSX)	5.82%	*
Russell 2000® Index	4.65%
Fund Category: Morningstar Small Growth	5.80%

Performance Details	pages 6-7

Laudus International MarketMasters Fund

Investor Shares[1] (Ticker Symbol: SWOIX)	6.19%	*
Select Shares®[1] (Ticker Symbol: SWMIX)	6.23%	*
MSCI EAFE® Index (Net)[2]	6.81%
Fund Category: Morningstar Foreign Large Growth	6.54%

Performance Details	pages 8-9

Minimum Initial Investment[3]

Investor Shares	$100
Select Shares®	$50,000

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

Small-company stocks are subject to greater volatility than other asset categories.

Foreign securities can involve risks such as political and economic instability and currency risk. These risks may be greater in emerging markets.

*	Total return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual and semi-annual reports.
[1]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations. See financial note 2 for more information.
[2]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[3]	Please see the funds’ prospectus for further detail and eligibility requirements.

2 Laudus MarketMasters Funds

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

At Charles Schwab Investment Management (CSIM), we design our investment products to serve as part of the foundation of an investor’s portfolio. Our Laudus MarketMasters Funds utilize strategies from leading investment managers into single funds, with each fund providing diversification across multiple investment styles. CSIM provides ongoing monitoring of the investment managers, who are rigorously evaluated based on portfolio characteristics, investment style and consistency, discipline, and risk measures.

For the six-month reporting period ended April 30, 2015, the funds generated returns that reflected a positive performance by both U.S. small-cap stocks and by stocks in developed international markets. In the U.S., favorable corporate earnings reports contributed to consumer confidence, helping several indices to reach record highs during the reporting period. The Federal Reserve maintained historically low short-term interest rates, though speculation around the timing of a potential increase contributed to heightened market volatility.

Outside the U.S., developed markets showed significant improvement over the reporting period, as geopolitical tensions in Russia began to subside and Greece reached a point of relative stability. The U.S. dollar remained strong as many central banks, including the European Central Bank and the Bank of Japan, increased economic measures to stimulate growth and combat threats of deflation. When the U.S. dollar rises against foreign currencies, returns on overseas investments will generally be reduced in U.S. dollar terms. However,

 Asset Class Performance Comparison % returns during the six months ended 4/30/2015

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

4.40%	S&P 500® Index: measures U.S. large-cap stocks

4.65%	Russell 2000® Index: measures U.S. small-cap stocks

6.81%	MSCI EAFE® Index (Net): measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

2.06%	Barclays U.S. Aggregate Bond Index: measures the U.S. bond market

0.01%	Barclays U.S. Treasury Bills 1-3 Months Index: measures short-term U.S. Treasury obligations

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Past performance is not an indication of future results.

For index definitions, please see the Glossary.

Data source: Index provider websites and CSIM.

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Laudus MarketMasters Funds 3

From the President continued

For the six-month reporting period ended April 30, 2015, the funds generated returns that reflected a positive performance by both U.S. small-cap stocks and by stocks in developed international markets.

as international markets performed particularly well this reporting period, returns on many of these investments were positive even when translated into U.S. dollars.

During the reporting period, small-cap stocks generally outperformed large-cap stocks, as the strength of the U.S. dollar weighed more heavily on large-cap stocks due to their greater percentage of overseas revenue. In general, international developed stocks outperformed U.S. stocks, and growth stocks outperformed value stocks. Reflecting these conditions, the MSCI EAFE Index, which broadly represents the performance of international stocks, returned 6.8%1 for the six-month reporting period, and the Russell 2000 Index, which broadly represents the performance of U.S. small-cap stocks, returned 4.7%.

For more information about the performance, holdings, and portfolio characteristics of the Laudus MarketMasters Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our new website at www.csimfunds.com, which provides improved functionality, enhanced design, and access to industry insights. We are also happy to hear from you at 1-800-435-4000.

Sincerely,

For full definitions of the referenced indices, please see the Glossary

1 The total return cited is calculated net of foreign withholding taxes.

4 Laudus MarketMasters Funds

Fund Management

Omar Aguilar, Ph.D. Senior Vice President and Chief Investment Officer of Equities, has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2011, Mr. Aguilar was with Financial Engines, where he was responsible for managing assets from leading retirement plan sponsors in the defined contribution market. Prior to joining Financial Engines in 2009, Mr. Aguilar was the head of quantitative equity for ING Investment Management, where he was responsible for building and developing the firm’s quantitative equity group. He joined ING in 2004 from Lehman Brothers, where he served as the head of quantitative research for its alternative investment management business. Prior to that, he was a director of quantitative research and portfolio manager with Merrill Lynch Investment Management and Bankers Trust.

Laudus MarketMasters Funds 5

Laudus Small-Cap MarketMasters Fund

Performance and Fund Facts as of 04/30/15

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months		1 Year	5 Years	10 Years

Investor Shares (9/16/97)	5.74%		9.64%	10.44%	7.58%
Select Shares® (6/9/04)	5.82%	*	9.78%	10.60%	7.75%
Russell 2000® Index	4.65%		9.71%	12.73%	9.18%

Fund Category: Morningstar Small Growth	5.80%		11.34%	13.62%	9.56%

Fund Expense Ratios3: Investor Shares: Net 1.35%; Gross 1.56% / Select Shares: Net 1.20%; Gross 1.51%

 Investment Managers and Allocations4

		% of
Investment Managers	Investment Style	Net Assets

Wellington Management Company, LLP	Small-Cap Value	45.3%

BMO Asset Management Corp.	Small-Cap Growth	44.4%

Mellon Capital Management Corp.	Small-Cap Blend	9.6%

Cash and other assets	—	0.7%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

*	Total return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual and semi-annual reports.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	For more information about each of the investment manager’s investment styles, refer to the fund’s prospectus.

6 Laudus MarketMasters Funds

 Laudus Small-Cap MarketMasters Fund

Performance and Fund Facts as of 04/30/15 continued

 Statistics

Number of Holdings	1,826
Weighted Average Market Cap (millions)	$1,952
Price/Earnings Ratio (P/E)	53.6
Price/Book Ratio (P/B)	2.2
Portfolio Turnover Rate[1]	23%

 Sector Weightings % of Investments

Information Technology	18.9%
Industrials	18.3%
Health Care	16.3%
Financials	15.7%
Consumer Discretionary	11.3%
Energy	5.1%
Materials	4.7%
Telecommunication Services	2.0%
Consumer Staples	1.8%
Utilities	1.7%
Other	4.2%
Total	100.0%

 Top Equity Holdings % of Net Assets2

inContact, Inc.	1.6%
Belden, Inc.	1.5%
Mueller Industries, Inc.	1.4%
Shutterstock, Inc.	1.4%
Helen of Troy Ltd.	1.3%
New Senior Investment Group, Inc.	1.3%
G&K Services, Inc., Class A	1.2%
MAXIMUS, Inc.	1.2%
Webster Financial Corp.	1.2%
The Rubicon Project, Inc.	1.1%
Total	13.2%

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Small-company stocks are subject to greater volatility than many other asset classes.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

Laudus MarketMasters Funds 7

Laudus International MarketMasters Fund

Performance and Fund Facts as of 04/30/15

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months		1 Year	5 Years	10 Years

Investor Shares (10/16/96)	6.19%	*	0.66%	8.94%	8.18%
Select Shares® (4/2/04)	6.23%	*	0.83%	9.09%	8.33%
MSCI EAFE® Index (Net)[3]	6.81%		1.66%	7.40%	5.62%

MSCI EAFE® Index (Gross)	7.06%		2.10%	7.89%	6.10%

Fund Category: Morningstar Foreign Large Growth	6.54%		4.70%	7.87%	6.42%

Fund Expense Ratios4: Investor Shares: Net 1.40%; Gross 1.59% / Select Shares: Net 1.25%; Gross 1.47%

 Investment Managers and Allocations5

		% of
Investment Managers	Investment Style	Net Assets

American Century Investment Management, Inc.	International Small-Cap Growth	26.4%

Harris Associates L.P.	International Large-Cap Value	23.4%

William Blair & Company, LLC	International Multi-Cap Growth	22.2%

Mondrian Investment Partners Limited	International Small-Cap Value	21.5%

Mellon Capital Management Corp.	International Blend	5.0%

Cash and other assets	—	1.5%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

The fund’s performance relative to the index may be affected by fair-value pricing. See financial note 2 for more information.

*	Total return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual and semi-annual reports.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	For more information about each of the investment manager’s investment styles, refer to the fund’s prospectus.

8 Laudus MarketMasters Funds

 Laudus International MarketMasters Fund

Performance and Fund Facts as of 04/30/15 continued

 Statistics

Number of Holdings	1,190
Weighted Average Market Cap (millions)	$28,520
Price/Earnings Ratio (P/E)	21.3
Price/Book Ratio (P/B)	2.4
Portfolio Turnover Rate[1]	31%

 Sector Weightings % of Investments

Industrials	21.4%
Financials	20.4%
Consumer Discretionary	19.4%
Information Technology	10.3%
Materials	7.1%
Health Care	6.8%
Consumer Staples	5.7%
Energy	3.1%
Telecommunication Services	1.4%
Utilities	1.0%
Other	3.4%
Total	100.0%

 Top Equity Holdings % of Net Assets2

Credit Suisse Group AG – Reg’d	1.3%
BNP Paribas S.A.	1.0%
Intesa Sanpaolo S.p.A.	1.0%
Samsung Electronics Co., Ltd.	0.9%
Toyota Motor Corp.	0.9%
Allianz SE – Reg’d	0.9%
Honda Motor Co., Ltd.	0.9%
Cie Financiere Richemont S.A. – Reg’d	0.9%
Bayerische Motoren Werke AG	0.8%
Daiwa Securities Group, Inc.	0.8%
Total	9.4%

 Country Weightings % of Investments

United Kingdom	17.5%
Japan	15.1%
Germany	8.4%
France	8.3%
Switzerland	7.3%
Canada	4.8%
Australia	3.7%
United States	3.4%
China	3.4%
Sweden	3.3%
Italy	3.0%
Singapore	2.6%
Netherlands	2.5%
Other Countries	16.7%
Total	100.0%

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets. Investing in emerging markets may accentuate these risks.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

Laudus MarketMasters Funds 9

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2014 and held through April 30, 2015.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 11/1/14	at 4/30/15	11/1/14–4/30/15

Laudus Small-Cap MarketMasters Fund
Investor Shares
Actual Return	1.35%	$1,000.00	$1,057.40	$6.89
Hypothetical 5% Return	1.35%	$1,000.00	$1,018.11	$6.76
Select Shares
Actual Return	1.20%	$1,000.00	$1,058.80	$6.13
Hypothetical 5% Return	1.20%	$1,000.00	$1,018.85	$6.01

Laudus International MarketMasters Fund
Investor Shares
Actual Return	1.40%	$1,000.00	$1,062.30	$7.16
Hypothetical 5% Return	1.40%	$1,000.00	$1,017.86	$7.00
Select Shares
Actual Return	1.25%	$1,000.00	$1,063.20	$6.39
Hypothetical 5% Return	1.25%	$1,000.00	$1,018.60	$6.26

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.

10 Laudus MarketMasters Funds

Laudus Small-Cap MarketMasters Fund

Financial Statements

Financial Highlights

	11/1/14–		11/1/13–	11/1/12–	11/1/11–	11/1/10–	11/1/09–
Investor Shares	4/30/15*		10/31/14	10/31/13	10/31/12	10/31/11	10/31/10

Per-Share Data ($)

Net asset value at beginning of period	18.02		17.28	13.14	11.99	11.52	9.40

Income (loss) from investment operations:
Net investment income (loss)[1]	0.17		(0.05)	(0.02)	(0.10)	(0.09)	(0.08)
Net realized and unrealized gains (losses)	0.83		0.79	4.16	1.25	0.56	2.20

Total from investment operations	1.00		0.74	4.14	1.15	0.47	2.12
Less distributions:
Distributions from net investment income	(0.03)		—	—	—	—	—
Distributions from net realized gains	(0.35)		—	—	—	—	—

Total distributions	(0.38)		—	—	—	—	—

Net asset value at end of period	18.64		18.02	17.28	13.14	11.99	11.52

Total return (%)	5.74	[2]	4.28	31.51	9.59	4.08	22.55

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.35	[3]	1.35	1.35	1.42 [4]	1.46	1.46
Gross operating expenses	1.55	[3]	1.56	1.59	1.59	1.51	1.50
Net investment income (loss)	1.92	[3]	(0.26)	(0.16)	(0.79)	(0.70)	(0.72)
Portfolio turnover rate	23	[2]	79	97	144	95	78
Net assets, end of period ($ x 1,000,000)	70		70	76	65	62	68

	11/1/14–		11/1/13–	11/1/12–	11/1/11–	11/1/10–	11/1/09–
Select Shares	4/30/15*		10/31/14	10/31/13	10/31/12	10/31/11	10/31/10

Per-Share Data ($)

Net asset value at beginning of period	18.33		17.56	13.33	12.14	11.64	9.49

Income (loss) from investment operations:
Net investment income (loss)[1]	0.18		(0.02)	(0.00)[5]	(0.08)	(0.07)	(0.06)
Net realized and unrealized gains (losses)	0.86		0.79	4.23	1.27	0.57	2.21

Total from investment operations	1.04		0.77	4.23	1.19	0.50	2.15
Less distributions:
Distributions from net investment income	(0.06)		—	—	—	—	—
Distributions from net realized gains	(0.35)		—	—	—	—	—

Total distributions	(0.41)		—	—	—	—	—

Net asset value at end of period	18.96		18.33	17.56	13.33	12.14	11.64

Total return (%)	5.88	[2]	4.39	31.73	9.80	4.30	22.66

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.20	[3]	1.20	1.20	1.27 [4]	1.31	1.32 [6]
Gross operating expenses	1.50	[3]	1.51	1.53	1.51	1.45	1.45
Net investment income (loss)	1.99	[3]	(0.13)	(0.03)	(0.60)	(0.54)	(0.58)
Portfolio turnover rate	23	[2]	79	97	144	95	78
Net assets, end of period ($ x 1,000,000)	127		122	113	88	219	337

* Unaudited.

1 Calculated based on the average shares outstanding during the period.
2 Not annualized.
3 Annualized.
4 Effective June 6, 2012, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/12 is a blended ratio.
5 Per-share amount was less than $0.01.
6 The ratio of net operating expenses would have been 1.31%, if certain non-routine expense had not been incurred.

See financial notes 11

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings as of April 30, 2015 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund’s website at www.csimfunds.com/laudusfunds_prospectus.

		Cost	Value
Holdings by Category		($)	($)

96.2%	Common Stock	162,091,495	190,004,547
4.2%	Other Investment Companies	8,256,591	8,254,521
0.0%	Rights	2,814	2,814
0.0%	Warrants	—	—
0.0%	Short-Term Investment	6,000	6,000

100.4%	Total Investments	170,356,900	198,267,882
(0.4%)	Other Assets and Liabilities, Net		(846,206)

100.0%	Net Assets		197,421,676

	Number	Value
Security	of Shares	($)

Common Stock 96.2% of net assets

Automobiles & Components 0.4%
American Axle & Manufacturing Holdings, Inc. *	953	23,758
Cooper Tire & Rubber Co.	796	33,822
Cooper-Standard Holding, Inc. *	71	4,333
Dana Holding Corp.	1,825	39,365
Dorman Products, Inc. *	200	9,366
Drew Industries, Inc.	170	9,634
Federal-Mogul Holdings Corp. *	125	1,613
Fuel Systems Solutions, Inc. *	223	2,475
Gentherm, Inc. *	320	16,874
Modine Manufacturing Co. *	723	8,886
Motorcar Parts of America, Inc. *	18,492	540,521
Remy International, Inc.	164	3,649
Spartan Motors, Inc.	271	1,276
Standard Motor Products, Inc.	198	7,484
Stoneridge, Inc. *	155	1,866
Superior Industries International, Inc.	233	4,334
Tenneco, Inc. *	673	39,337
Tower International, Inc. *	122	3,155
Winnebago Industries, Inc.	324	6,710

		758,458

Banks 7.3%
1st Source Corp.	167	5,197
American National Bankshares, Inc.	73	1,643
Ameris Bancorp	222	5,548
Ames National Corp.	74	1,846
Anchor BanCorp Wisconsin, Inc. *	277	10,016
Arrow Financial Corp.	69	1,798
Astoria Financial Corp.	1,322	17,411
Banc of California, Inc.	386	4,786
BancFirst Corp.	49	2,828
Banco Latinoamericano de Exportaciones, S.A., Class E	479	15,218
BancorpSouth, Inc.	1,304	31,570
Bank Mutual Corp.	891	6,406
Bank of Marin Bancorp	43	2,168
Bank of the Ozarks, Inc.	722	27,985
BankFinancial Corp.	420	5,376
Banner Corp.	324	14,651
BBCN Bancorp, Inc.	963	13,665
Beneficial Bancorp, Inc. *	324	3,758
Berkshire Hills Bancorp, Inc.	188	5,266
BNC Bancorp	198	3,614
BofI Holding, Inc. *	3,863	354,662
Boston Private Financial Holdings, Inc.	1,120	14,728
Bridge Bancorp, Inc.	294	7,429
Bridge Capital Holdings *	106	2,867
Brookline Bancorp, Inc.	662	7,130
Bryn Mawr Bank Corp.	73	2,197
Camden National Corp.	47	1,801
Capital Bank Financial Corp., Class A *	90	2,441
Capital City Bank Group, Inc.	144	2,026
Capitol Federal Financial, Inc.	1,471	17,652
Cardinal Financial Corp.	319	6,581
Cascade Bancorp *	518	2,497
Cathay General Bancorp	913	26,094
CenterState Banks, Inc.	196	2,383
Central Pacific Financial Corp.	158	3,618
Century Bancorp, Inc., Class A	48	1,854
Charter Financial Corp.	168	2,011
Chemical Financial Corp.	186	5,747
Citizens & Northern Corp.	277	5,496
City Holding Co.	117	5,378
Clifton Bancorp, Inc.	136	1,856
CNB Financial Corp.	102	1,752
CoBiz Financial, Inc.	304	3,651
Columbia Banking System, Inc.	609	18,087
Community Bank System, Inc.	526	18,384
Community Trust Bancorp, Inc.	185	5,935
ConnectOne Bancorp, Inc.	278	5,343
CU Bancorp *	137	2,839
Customers Bancorp, Inc. *	245	6,176
CVB Financial Corp.	989	15,478
Dime Community Bancshares, Inc.	304	4,840
Eagle Bancorp, Inc. *	294	10,837
Enterprise Bancorp, Inc.	99	2,125
Enterprise Financial Services Corp.	341	7,001
Essent Group Ltd. *	369	9,207
EverBank Financial Corp.	771	14,317
F.N.B. Corp.	2,136	28,345
Federal Agricultural Mortgage Corp., Class C	120	3,773
Financial Institutions, Inc.	161	3,792
First Bancorp (North Carolina)	173	2,808
First BanCorp (Puerto Rico) *	1,156	6,948
First Bancorp, Inc.	103	1,718
First Busey Corp.	93,469	583,247

12 See financial notes

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
First Business Financial Services, Inc.	62	2,816
First Citizens BancShares, Inc., Class A	86	20,669
First Commonwealth Financial Corp.	784	7,072
First Community Bancshares, Inc.	299	5,011
First Connecticut Bancorp, Inc.	350	5,173
First Defiance Financial Corp.	73	2,555
First Financial Bancorp	612	10,563
First Financial Bankshares, Inc.	766	22,183
First Financial Corp.	124	4,210
First Merchants Corp.	290	6,545
First Midwest Bancorp, Inc.	86,870	1,485,477
First NBC Bank Holding Co. *	118	4,151
First Niagara Financial Group, Inc.	95,900	872,211
FirstMerit Corp.	2,098	40,638
Flagstar Bancorp, Inc. *	177	3,041
Flushing Financial Corp.	42,102	806,674
Fox Chase Bancorp, Inc.	185	3,077
German American Bancorp, Inc.	77	2,203
Glacier Bancorp, Inc.	608	16,015
Great Southern Bancorp, Inc.	188	7,411
Great Western Bancorp, Inc.	15,400	336,798
Guaranty Bancorp	155	2,440
Hampton Roads Bankshares, Inc. *	883	1,572
Hancock Holding Co.	33,190	966,161
Hanmi Financial Corp.	351	7,469
Heartland Financial USA, Inc.	62	2,133
Heritage Commerce Corp.	248	2,210
Heritage Financial Corp.	496	8,382
Heritage Oaks Bancorp	282	2,248
Hilltop Holdings, Inc. *	738	14,841
Home BancShares, Inc.	35,244	1,158,823
HomeTrust Bancshares, Inc. *	218	3,410
Horizon Bancorp	84	1,961
Hudson Valley Holding Corp.	100	2,474
IBERIABANK Corp.	312	19,441
Independent Bank Corp., Massachusetts	171	7,134
Independent Bank Corp., Michigan	256	3,389
Independent Bank Group, Inc.	88	3,388
International Bancshares Corp.	59,977	1,558,202
Investors Bancorp, Inc.	3,660	43,334
Kearny Financial Corp. *	167	2,228
Ladder Capital Corp., Class A	124	2,175
Lakeland Bancorp, Inc.	280	3,178
Lakeland Financial Corp.	158	6,170
LegacyTexas Financial Group, Inc.	554	14,099
LendingTree, Inc. *	70	3,852
MainSource Financial Group, Inc.	122	2,349
MB Financial, Inc.	37,609	1,133,159
Mercantile Bank Corp.	158	3,132
Merchants Bancshares, Inc.	58	1,709
Meridian Bancorp, Inc. *	465	5,975
Meta Financial Group, Inc.	84	3,436
Metro Bancorp, Inc.	247	6,333
MGIC Investment Corp. *	3,588	37,387
MidSouth Bancorp, Inc.	214	2,776
MidWestOne Financial Group, Inc.	70	2,048
National Bank Holdings Corp., Class A	361	6,859
National Bankshares, Inc.	94	2,727
National Penn Bancshares, Inc.	1,336	13,894
NBT Bancorp, Inc.	552	13,331
NewBridge Bancorp	271	2,182
NMI Holdings, Inc., Class A *	429	3,423
Northfield Bancorp, Inc.	443	6,393
Northrim BanCorp, Inc.	74	1,844
Northwest Bancshares, Inc.	106,188	1,307,174
OceanFirst Financial Corp.	300	5,034
OFG Bancorp	400	5,636
Old National Bancorp	1,439	19,657
Oritani Financial Corp.	482	7,182
Pacific Continental Corp.	150	1,935
Palmetto Bancshares, Inc.	123	2,232
Park National Corp.	92	7,596
Park Sterling Corp.	898	6,017
Peapack-Gladstone Financial Corp.	128	2,679
Penns Woods Bancorp, Inc.	41	1,787
PennyMac Financial Services, Inc., Class A *	80	1,510
Peoples Bancorp, Inc.	147	3,409
Peoples Financial Services Corp.	59	2,318
Pinnacle Financial Partners, Inc.	421	20,061
Preferred Bank	104	2,931
PrivateBancorp, Inc.	883	32,733
Prosperity Bancshares, Inc.	819	43,685
Provident Financial Services, Inc.	615	11,070
Radian Group, Inc.	2,272	40,578
Renasant Corp.	277	8,230
Republic Bancorp, Inc., Class A	75	1,784
Republic First Bancorp, Inc. *	386	1,390
S&T Bancorp, Inc.	199	5,353
Sandy Spring Bancorp, Inc.	230	5,994
Sierra Bancorp	117	1,916
Simmons First National Corp., Class A	206	9,013
South State Corp.	184	12,460
Southside Bancshares, Inc.	334	9,122
Southwest Bancorp, Inc.	261	4,497
Square 1 Financial, Inc., Class A *	56	1,448
State Bank Financial Corp.	630	12,606
Sterling Bancorp	634	8,229
Stock Yards Bancorp, Inc.	68	2,366
Stonegate Bank	100	2,864
Stonegate Mortgage Corp. *	137	1,471
Suffolk Bancorp	99	2,372
Sun Bancorp, Inc. *	108	2,044
Susquehanna Bancshares, Inc.	2,342	31,476
Talmer Bancorp, Inc., Class A	100	1,538
Territorial Bancorp, Inc.	73	1,686
Texas Capital Bancshares, Inc. *	529	27,857
The Bancorp, Inc. *	650	6,331
The Bank of Kentucky Financial Corp.	63	3,017
The First of Long Island Corp.	76	1,902
Tompkins Financial Corp.	76	3,963
Towne Bank	375	6,206
TriCo Bancshares	237	5,527
TriState Capital Holdings, Inc. *	128	1,600
TrustCo Bank Corp.	1,765	11,773
Trustmark Corp.	773	18,397
UMB Financial Corp.	369	18,373
Umpqua Holdings Corp.	2,104	35,789
Union Bankshares Corp.	492	10,706
United Bankshares, Inc.	674	25,329
United Community Banks, Inc.	452	8,412

See financial notes 13

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
United Community Financial Corp.	598	3,223
United Financial Bancorp, Inc.	505	6,439
Univest Corp. of Pennsylvania	90	1,756
Valley National Bancorp	1,742	16,427
Walker & Dunlop, Inc. *	136	2,603
Washington Federal, Inc.	1,209	26,114
Washington Trust Bancorp, Inc.	60	2,221
Waterstone Financial, Inc.	425	5,415
Webster Financial Corp.	61,868	2,216,730
WesBanco, Inc.	268	8,445
West Bancorp, Inc.	141	2,673
Westamerica Bancorp	297	12,934
Western Alliance Bancorp *	957	29,590
Wilshire Bancorp, Inc.	1,173	12,375
Wintrust Financial Corp.	409	19,935
WSFS Financial Corp.	108	7,686
Yadkin Financial Corp. *	276	5,432

		14,386,228

Capital Goods 9.3%
AAON, Inc.	477	11,434
AAR Corp.	367	11,098
Accuride Corp. *	750	3,060
Actuant Corp., Class A	867	20,652
Advanced Drainage Systems, Inc.	152	4,256
Aegion Corp. *	602	11,089
Aerojet Rocketdyne Holdings, Inc. *	786	15,453
Aerovironment, Inc. *	310	7,936
Aircastle Ltd.	931	22,325
Alamo Group, Inc.	42	2,595
Albany International Corp., Class A	48,949	1,918,801
Altra Industrial Motion Corp.	222	5,854
Ameresco, Inc., Class A *	500	3,360
American Railcar Industries, Inc.	62	3,288
American Science & Engineering, Inc.	132	4,939
American Woodmark Corp. *	70	3,549
Apogee Enterprises, Inc.	320	16,838
Applied Industrial Technologies, Inc.	463	19,340
Argan, Inc.	281	9,079
Astec Industries, Inc.	123	5,176
Astronics Corp. *	283	19,049
AZZ, Inc.	190	8,814
Barnes Group, Inc.	27,920	1,119,592
Beacon Roofing Supply, Inc. *	500	14,860
Blount International, Inc. *	550	7,293
Briggs & Stratton Corp.	643	12,571
Builders FirstSource, Inc. *	115,847	1,478,208
CAI International, Inc. *	97	2,311
Capstone Turbine Corp. *	4,521	2,840
Chart Industries, Inc. *	355	14,395
CIRCOR International, Inc.	11,836	646,719
CLARCOR, Inc.	459	29,835
Columbus McKinnon Corp.	79	2,003
Comfort Systems USA, Inc.	363	7,510
Commercial Vehicle Group, Inc. *	186	1,071
Continental Building Products, Inc. *	21,760	478,938
Cubic Corp.	36,200	1,794,796
Curtiss-Wright Corp.	560	40,914
DigitalGlobe, Inc. *	893	28,728
Douglas Dynamics, Inc.	430	9,352
DXP Enterprises, Inc. *	129	5,811
Dycom Industries, Inc. *	360	16,553
Dynamic Materials Corp.	194	2,598
EMCOR Group, Inc.	760	33,919
Encore Wire Corp.	156	7,022
EnerSys	560	38,024
Engility Holdings, Inc.	249	6,940
Enphase Energy, Inc. *	247	3,105
EnPro Industries, Inc.	253	16,195
ESCO Technologies, Inc.	34,154	1,253,452
Esterline Technologies Corp. *	346	38,506
Federal Signal Corp.	998	15,689
Franklin Electric Co., Inc.	516	18,659
FreightCar America, Inc.	71	1,852
FuelCell Energy, Inc. *	3,306	4,066
Furmanite Corp. *	517	3,774
GATX Corp.	30,520	1,660,288
Generac Holdings, Inc. *	668	27,849
General Cable Corp.	548	8,938
Gibraltar Industries, Inc. *	269	4,455
Global Power Equipment Group, Inc.	165	2,005
GrafTech International Ltd. *	881	4,264
Graham Corp.	175	4,095
Granite Construction, Inc.	406	14,092
Great Lakes Dredge & Dock Corp. *	907	5,261
Griffon Corp.	404	6,791
H&E Equipment Services, Inc.	411	10,160
Harsco Corp.	634	10,195
HEICO Corp.	735	41,042
Hexcel Corp.	22,070	1,106,810
Hillenbrand, Inc.	654	19,221
Houston Wire & Cable Co.	288	2,719
Hurco Cos., Inc.	62	2,006
Hyster-Yale Materials Handling, Inc.	88	6,454
John Bean Technologies Corp.	331	12,773
Kadant, Inc.	176	8,969
Kaman Corp.	176	7,341
Kratos Defense & Security Solutions, Inc. *	818	4,474
L.B. Foster Co., Class A	39	1,666
Layne Christensen Co. *	350	2,352
Lennox International, Inc.	8,260	875,230
Lindsay Corp.	135	10,691
LSI Industries, Inc.	220	1,971
Luxfer Holdings plc ADR	40,520	520,682
Lydall, Inc. *	323	8,669
Masonite International Corp. *	291	19,264
MasTec, Inc. *	637	11,428
Meritor, Inc. *	825	10,824
Miller Industries, Inc.	263	5,886
Moog, Inc., Class A *	513	35,848
Mueller Industries, Inc.	76,382	2,676,425
Mueller Water Products, Inc., Class A	1,519	14,218
MYR Group, Inc. *	305	8,943
National Presto Industries, Inc.	23	1,439
NCI Building Systems, Inc. *	471	7,291
NN, Inc.	119	2,994
Nortek, Inc. *	45	3,808
Northwest Pipe Co. *	60	1,454
Omega Flex, Inc.	119	3,545
Orion Marine Group, Inc. *	142	1,196
Patrick Industries, Inc. *	67	4,024
PGT, Inc. *	411	4,653

14 See financial notes

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Plug Power, Inc. *	1,567	3,980
Ply Gem Holdings, Inc. *	176	2,390
Polypore International, Inc. *	393	23,014
Powell Industries, Inc.	43	1,427
Power Solutions International, Inc. *	26	1,659
Preformed Line Products Co.	25	1,049
Primoris Services Corp.	21,915	421,425
Proto Labs, Inc. *	174	12,180
Quanex Building Products Corp.	687	13,259
Raven Industries, Inc.	296	5,902
RBC Bearings, Inc.	163	11,897
Rexnord Corp. *	910	24,106
Rush Enterprises, Inc., Class A *	275	7,188
Simpson Manufacturing Co., Inc.	565	18,521
Sparton Corp. *	100	2,577
Standex International Corp.	110	8,896
Sterling Construction Co., Inc. *	183	803
Stock Building Supply Holdings, Inc. *	91	1,672
Sun Hydraulics Corp.	156	6,070
TAL International Group, Inc. *	294	11,331
TASER International, Inc. *	678	20,469
Teledyne Technologies, Inc. *	379	39,784
Tennant Co.	211	13,565
Textainer Group Holdings Ltd.	148	4,484
The ExOne Co. *	84	1,152
The Gorman-Rupp Co.	178	4,826
The Greenbrier Cos., Inc.	274	15,807
The KEYW Holding Corp. *	316	3,049
Thermon Group Holdings, Inc. *	245	5,701
Titan International, Inc.	760	7,896
Titan Machinery, Inc. *	100	1,465
Trex Co., Inc. *	348	16,328
TriMas Corp. *	569	16,029
Tutor Perini Corp. *	459	9,731
Twin Disc, Inc.	175	3,148
Universal Forest Products, Inc.	133	7,358
Vicor Corp. *	299	4,560
Wabash National Corp. *	1,068	14,973
Watsco, Inc.	8,364	1,006,106
Watts Water Technologies, Inc., Class A	325	17,729
Woodward, Inc.	729	34,299
Xerium Technologies, Inc. *	350	6,223

		18,324,817

Commercial & Professional Supplies 8.5%
ABM Industries, Inc.	513	16,442
Acacia Research Corp.	162,063	1,785,934
ACCO Brands Corp. *	154,062	1,212,468
ARC Document Solutions, Inc. *	68,862	588,082
Barrett Business Services, Inc.	134	5,959
Brady Corp., Class A	485	12,916
Casella Waste Systems, Inc., Class A *	875	4,795
CBIZ, Inc. *	487	4,402
CDI Corp.	118	1,610
CECO Environmental Corp.	237	2,794
Civeo Corp.	754	3,521
CRA International, Inc. *	91	2,657
Deluxe Corp.	586	37,944
Ennis, Inc.	287	4,414
Exponent, Inc.	89	7,886
FTI Consulting, Inc. *	33,529	1,378,377
G&K Services, Inc., Class A	34,063	2,404,848
GP Strategies Corp. *	298	9,712
Healthcare Services Group, Inc.	719	21,764
Heidrick & Struggles International, Inc.	102	2,454
Heritage-Crystal Clean, Inc. *	114	1,336
Herman Miller, Inc.	593	16,254
Hill International, Inc. *	388	1,494
HNI Corp.	475	22,154
Huron Consulting Group, Inc. *	307	18,610
ICF International, Inc. *	332	12,782
InnerWorkings, Inc. *	698	4,418
Insperity, Inc.	333	16,037
Interface, Inc.	681	14,798
Kelly Services, Inc., Class A	381	6,256
Kforce, Inc.	489	11,120
Kimball International, Inc., Class B	165	1,670
Knoll, Inc.	699	15,916
Korn/Ferry International	566	17,846
Matthews International Corp., Class A	30,038	1,457,744
McGrath RentCorp	152	5,033
Mistras Group, Inc. *	38,696	694,980
MiX Telematics Ltd. ADR *	64,070	448,490
Mobile Mini, Inc.	380	14,645
MSA Safety, Inc.	375	17,153
Multi-Color Corp.	58	3,641
Navigant Consulting, Inc. *	787	11,380
NL Industries, Inc. *	152	1,120
On Assignment, Inc. *	30,646	1,031,238
Pendrell Corp. *	1,575	1,717
Quad Graphics, Inc.	332	7,151
Resources Connection, Inc.	434	6,840
RPX Corp. *	278	4,326
SP Plus Corp. *	61,010	1,388,588
Steelcase, Inc., Class A	45,403	797,731
Team, Inc. *	331	12,935
Tetra Tech, Inc.	816	22,122
The Advisory Board Co. *	23,582	1,223,670
The Brink’s Co.	692	18,317
The Corporate Executive Board Co.	416	34,873
TriNet Group, Inc. *	105	3,677
TrueBlue, Inc. *	239	6,878
UniFirst Corp.	132	14,946
United Stationers, Inc.	46,802	1,900,629
US Ecology, Inc.	159	7,459
Viad Corp.	380	10,097
VSE Corp.	41	2,917
WageWorks, Inc. *	309	15,574
West Corp.	213	6,592

		16,842,133

Consumer Durables & Apparel 4.7%
Arctic Cat, Inc.	229	8,127
Beazer Homes USA, Inc. *	307	5,376
Black Diamond, Inc. *	183	1,649
Brunswick Corp.	908	45,436
Callaway Golf Co.	1,416	13,707
Cavco Industries, Inc. *	63	4,131
Columbia Sportswear Co.	14,968	938,494

See financial notes 15

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Crocs, Inc. *	945	12,474
CSS Industries, Inc.	196	5,555
Culp, Inc.	98	2,533
Ethan Allen Interiors, Inc.	459	11,117
Flexsteel Industries, Inc.	70	2,521
G-III Apparel Group Ltd. *	152	16,899
Helen of Troy Ltd. *	29,643	2,597,023
Hovnanian Enterprises, Inc., Class A *	808	2,521
Iconix Brand Group, Inc. *	366	9,629
iRobot Corp. *	413	13,389
JAKKS Pacific, Inc. *	490	3,268
Johnson Outdoors, Inc., Class A	67	2,111
KB Home	1,186	17,185
La-Z-Boy, Inc.	492	12,895
LeapFrog Enterprises, Inc. *	1,107	2,502
Libbey, Inc.	233	9,169
Lifetime Brands, Inc.	127	1,848
M.D.C. Holdings, Inc.	499	13,393
M/I Homes, Inc. *	43,248	975,675
Marine Products Corp.	229	1,626
Meritage Homes Corp. *	482	20,615
Movado Group, Inc.	234	6,852
NACCO Industries, Inc., Class A	44	2,155
Nautilus, Inc. *	206	3,463
Oxford Industries, Inc.	210	16,685
Perry Ellis International, Inc. *	300	7,176
Quiksilver, Inc. *	989	1,642
Sequential Brands Group, Inc. *	175	2,170
Skechers U.S.A., Inc., Class A *	433	38,935
Skullcandy, Inc. *	650	7,027
Smith & Wesson Holding Corp. *	826	12,278
Standard Pacific Corp. *	1,287	10,425
Steven Madden Ltd. *	709	27,665
Sturm, Ruger & Co., Inc.	143	7,838
The Ryland Group, Inc.	484	19,950
TRI Pointe Homes, Inc. *	115,189	1,644,899
Tumi Holdings, Inc. *	459	10,736
UCP, Inc., Class A *	39,000	337,740
Unifi, Inc. *	65	2,294
Universal Electronics, Inc. *	111	5,987
Vera Bradley, Inc. *	351	4,998
Vince Holding Corp. *	23,515	433,381
William Lyon Homes, Class A *	84,615	1,831,915
Wolverine World Wide, Inc.	1,060	32,574

		9,219,653

Consumer Services 1.3%
2U, Inc. *	80	2,129
American Public Education, Inc. *	186	5,188
Ascent Capital Group, Inc., Class A *	118	4,725
Belmond Ltd., Class A *	1,121	13,811
Biglari Holdings, Inc. *	15	5,483
BJ’s Restaurants, Inc. *	371	17,363
Bloomin’ Brands, Inc.	860	19,488
Bob Evans Farms, Inc.	356	15,315
Boyd Gaming Corp. *	838	11,062
Bravo Brio Restaurant Group, Inc. *	350	5,155
Bridgepoint Education, Inc. *	135	1,184
Bright Horizons Family Solutions, Inc. *	205	10,307
Buffalo Wild Wings, Inc. *	215	34,249
Caesars Acquisition Co., Class A *	318	1,997
Caesars Entertainment Corp. *	511	4,849
Capella Education Co.	123	6,646
Career Education Corp. *	498	2,092
Carriage Services, Inc.	288	6,808
Chegg, Inc. *	701	5,208
Churchill Downs, Inc.	120	14,300
Chuy’s Holdings, Inc. *	95	2,149
ClubCorp Holdings, Inc.	137	2,999
Collectors Universe, Inc.	127	2,925
Cracker Barrel Old Country Store, Inc.	211	27,953
Del Frisco’s Restaurant Group, Inc. *	78	1,573
Denny’s Corp. *	1,170	12,180
Diamond Resorts International, Inc. *	253	8,099
DineEquity, Inc.	126	12,150
El Pollo Loco Holdings, Inc. *	58	1,518
Fiesta Restaurant Group, Inc. *	203	10,262
Grand Canyon Education, Inc. *	573	25,945
Houghton Mifflin Harcourt Co. *	952	21,763
Ignite Restaurant Group, Inc. *	89	313
International Speedway Corp., Class A	319	11,599
Interval Leisure Group, Inc.	313	7,759
Isle of Capri Casinos, Inc. *	233	3,313
ITT Educational Services, Inc. *	274	1,447
Jack in the Box, Inc.	473	41,042
Jamba, Inc. *	114	1,797
K12, Inc. *	436	7,050
Krispy Kreme Doughnuts, Inc. *	45,786	814,991
La Quinta Holdings, Inc. *	310	7,465
Liberty Tax, Inc.	105	2,908
Life Time Fitness, Inc. *	427	30,530
LifeLock, Inc. *	62,252	909,502
Marriott Vacations Worldwide Corp.	253	20,799
Morgans Hotel Group Co. *	666	4,562
Nathan’s Famous, Inc.	33	1,358
Noodles & Co. *	145	2,903
Papa John’s International, Inc.	432	26,512
Penn National Gaming, Inc. *	798	12,832
Pinnacle Entertainment, Inc. *	764	28,085
Popeyes Louisiana Kitchen, Inc. *	295	16,426
Potbelly Corp. *	123	1,846
Red Robin Gourmet Burgers, Inc. *	166	12,465
Regis Corp. *	656	10,837
Ruby Tuesday, Inc. *	766	5,576
Ruth’s Hospitality Group, Inc.	600	8,730
Scientific Games Corp., Class A *	564	7,146
Sonic Corp.	749	21,459
Sotheby’s	690	29,470
Speedway Motorsports, Inc.	96	2,198
Steiner Leisure Ltd. *	92	4,438
Strayer Education, Inc. *	108	5,478
Texas Roadhouse, Inc.	909	30,542
The Cheesecake Factory, Inc.	617	30,930
The Marcus Corp.	350	6,779
Universal Technical Institute, Inc.	400	3,380
Vail Resorts, Inc.	346	34,327
Weight Watchers International, Inc. *	200	1,710

		2,487,379

16 See financial notes

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Diversified Financials 2.4%
Arlington Asset Investment Corp., Class A	280	6,070
Ashford, Inc. *	10	998
BGC Partners, Inc., Class A	1,391	13,959
Calamos Asset Management, Inc., Class A	525	6,494
Cash America International, Inc.	385	9,979
Cohen & Steers, Inc.	135	5,111
Cowen Group, Inc., Class A *	568	3,175
Credit Acceptance Corp. *	80	18,896
Diamond Hill Investment Group, Inc.	21	3,826
Encore Capital Group, Inc. *	184	7,441
Enova International, Inc. *	352	6,516
Evercore Partners, Inc., Class A	406	19,585
Ezcorp, Inc., Class A *	574	5,281
FBR & Co. *	184	3,949
Fifth Street Asset Management, Inc.	113	1,246
Financial Engines, Inc.	590	24,880
First Cash Financial Services, Inc. *	374	18,079
FXCM, Inc., Class A	648	1,302
Gain Capital Holdings, Inc.	191,480	1,891,822
GAMCO Investors, Inc., Class A	30	2,319
Green Dot Corp., Class A *	498	8,018
Greenhill & Co., Inc.	269	10,639
HFF, Inc., Class A	301	11,796
INTL FCStone, Inc. *	177	5,682
Investment Technology Group, Inc. *	253	7,208
Janus Capital Group, Inc.	1,524	27,280
KCG Holdings, Inc., Class A *	700	8,988
Ladenburg Thalmann Financial Services, Inc. *	1,958	6,598
Manning & Napier, Inc.	300	3,189
MarketAxess Holdings, Inc.	468	40,178
Marlin Business Services Corp.	80	1,598
Moelis & Co., Class A	51	1,380
Nelnet, Inc., Class A	172	7,700
NewStar Financial, Inc. *	255	2,933
Nicholas Financial, Inc. *	110	1,389
Oppenheimer Holdings, Inc., Class A	71	1,696
PHH Corp. *	622	15,625
PICO Holdings, Inc. *	87,249	1,571,355
Piper Jaffray Cos. *	273	13,773
PRA Group, Inc. *	585	32,043
Pzena Investment Management, Inc., Class A	326	2,999
RCS Capital Corp., Class A	121	1,039
Regional Management Corp. *	66	1,066
Resource America, Inc., Class A	210	1,793
Safeguard Scientifics, Inc. *	390	7,016
Solar Capital Ltd.	41,160	813,322
Springleaf Holdings, Inc. *	210	10,500
Stifel Financial Corp. *	778	41,110
Virtus Investment Partners, Inc.	53	7,082
Walter Investment Management Corp. *	369	6,498
WisdomTree Investments, Inc.	1,219	23,210
World Acceptance Corp. *	106	8,970

		4,754,601

Energy 5.1%
Abraxas Petroleum Corp. *	646	2,455
Adams Resources & Energy, Inc.	80	3,728
Alon USA Energy, Inc.	543	8,737
Alpha Natural Resources, Inc. *	2,093	1,695
American Eagle Energy Corp. *	298	51
Amyris, Inc. *	611	1,381
Approach Resources, Inc. *	293	2,570
Arch Coal, Inc. *	2,625	2,557
Basic Energy Services, Inc. *	450	4,586
Bill Barrett Corp. *	503	5,835
Bonanza Creek Energy, Inc. *	279	7,689
Bristow Group, Inc.	422	26,219
C&J Energy Services Ltd. *	525	9,161
Callon Petroleum Co. *	610	5,453
CARBO Ceramics, Inc.	192	8,492
Carrizo Oil & Gas, Inc. *	492	27,419
CHC Group Ltd. *	312	371
Clayton Williams Energy, Inc. *	52	2,895
Clean Energy Fuels Corp. *	957	9,446
Cloud Peak Energy, Inc. *	818	5,309
Comstock Resources, Inc.	612	3,286
Contango Oil & Gas Co. *	98	2,457
Delek US Holdings, Inc.	511	18,866
DHT Holdings, Inc.	1,623	12,984
Diamondback Energy, Inc. *	416	34,349
Dorian LPG Ltd. *	54,980	729,035
Emerald Oil, Inc. *	501	321
Energy XXI Ltd.	1,132	4,947
Era Group, Inc. *	35,943	797,216
Evolution Petroleum Corp.	368	2,532
EXCO Resources, Inc.	1,244	2,563
Exterran Holdings, Inc.	688	25,504
Forum Energy Technologies, Inc. *	686	15,956
Frontline Ltd. *	849	2,173
FX Energy, Inc. *	1,211	1,635
GasLog Ltd.	74,096	1,651,600
Gastar Exploration, Inc. *	637	2,312
Geospace Technologies Corp. *	127	2,743
Golar LNG Ltd.	51,160	1,841,504
Goodrich Petroleum Corp. *	399	1,544
Green Plains, Inc.	321	9,996
Gulf Island Fabrication, Inc.	137	1,807
Gulfmark Offshore, Inc., Class A	323	4,848
Halcon Resources Corp. *	2,678	3,990
Hallador Energy Co.	205	2,355
Harvest Natural Resources, Inc. *	360	230
Helix Energy Solutions Group, Inc. *	1,289	21,243
Hercules Offshore, Inc. *	1,421	1,144
Hornbeck Offshore Services, Inc. *	437	9,985
ION Geophysical Corp. *	1,487	3,390
Isramco, Inc. *	35	4,324
Key Energy Services, Inc. *	1,526	3,723
Magnum Hunter Resources Corp. *	2,000	4,380
Matador Resources Co. *	666	18,462
Matrix Service Co. *	288	6,327
McDermott International, Inc. *	2,022	10,616
Midstates Petroleum Co., Inc. *	288	331
Miller Energy Resources, Inc. *	401	291
Mitcham Industries, Inc. *	316	1,548
Natural Gas Services Group, Inc. *	230	5,831

See financial notes 17

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Navios Maritime Acquisition Corp.	707	2,694
Newpark Resources, Inc. *	1,132	11,614
Nordic American Offshore Ltd. *	196	1,848
Nordic American Tankers Ltd.	851	10,408
North Atlantic Drilling Ltd.	402	619
Northern Oil & Gas, Inc. *	674	5,958
Nuverra Environmental Solutions, Inc. *	117	475
Pacific Ethanol, Inc. *	171	2,045
Panhandle Oil & Gas, Inc., Class A	112	2,554
Parker Drilling Co. *	1,022	3,833
Parsley Energy, Inc., Class A *	371	6,433
PDC Energy, Inc. *	405	22,980
Penn Virginia Corp. *	604	4,035
PetroQuest Energy, Inc. *	764	2,048
PHI, Inc. - Non Voting Shares *	154	4,825
Pioneer Energy Services Corp. *	762	5,677
Renewable Energy Group, Inc. *	128	1,179
Resolute Energy Corp. *	676	838
REX American Resources Corp. *	47	2,971
Rex Energy Corp. *	550	2,750
RigNet, Inc. *	67	2,510
Ring Energy, Inc. *	107	1,299
Rosetta Resources, Inc. *	676	15,433
RSP Permian, Inc. *	45,745	1,327,520
Sanchez Energy Corp. *	415	6,096
Scorpio Tankers, Inc.	184,070	1,719,214
SEACOR Holdings, Inc. *	16,928	1,229,989
SemGroup Corp., Class A	502	42,263
Ship Finance International Ltd.	846	13,333
Solazyme, Inc. *	781	3,007
Stone Energy Corp. *	560	9,559
Swift Energy Co. *	615	1,857
Synergy Resources Corp. *	526	6,302
Teekay Tankers Ltd., Class A	1,281	8,070
Tesco Corp.	12,332	158,590
TETRA Technologies, Inc. *	1,052	7,595
TransAtlantic Petroleum Ltd. *	161	934
Triangle Petroleum Corp. *	903	5,391
US Silica Holdings, Inc.	585	21,850
VAALCO Energy, Inc. *	727	1,796
Vantage Drilling Co. *	927	369
Vertex Energy, Inc. *	420	907
W&T Offshore, Inc.	463	2,977
Warren Resources, Inc. *	1,494	1,614
Western Refining, Inc.	632	27,840
Westmoreland Coal Co. *	151	4,291
Willbros Group, Inc. *	458	1,145

		10,121,932

Food & Staples Retailing 0.6%
Casey’s General Stores, Inc.	13,260	1,089,707
Ingles Markets, Inc., Class A	68	2,846
Liberator Medical Holdings, Inc.	440	1,241
Natural Grocers by Vitamin Cottage, Inc. *	79	2,079
PriceSmart, Inc.	184	14,805
Roundy’s, Inc. *	331	1,668
SpartanNash, Co.	442	13,335
SUPERVALU, Inc. *	1,788	15,717
The Andersons, Inc.	307	13,106
The Chefs’ Warehouse, Inc. *	99	1,803
The Fresh Market, Inc. *	480	16,867
United Natural Foods, Inc. *	542	36,563
Village Super Market, Inc., Class A	150	4,789
Weis Markets, Inc.	99	4,391

		1,218,917

Food, Beverage & Tobacco 1.2%
22nd Century Group, Inc. *	497	502
Alico, Inc.	40	1,871
B&G Foods, Inc.	660	20,064
Boulder Brands, Inc. *	689	6,573
Cal-Maine Foods, Inc.	304	13,592
Calavo Growers, Inc.	64	3,242
Coca-Cola Bottling Co. Consolidated	28	3,164
Craft Brew Alliance, Inc. *	211	2,775
Darling Ingredients, Inc. *	2,002	27,347
Dean Foods Co.	1,365	22,181
Diamond Foods, Inc. *	149	4,178
Farmer Bros. Co. *	120	2,992
Fresh Del Monte Produce, Inc.	372	13,738
Inventure Foods, Inc. *	208	2,028
J&J Snack Foods Corp.	97	10,120
John B. Sanfilippo & Son, Inc.	86	4,473
Lancaster Colony Corp.	202	18,111
Landec Corp. *	485	6,892
Lifeway Foods, Inc. *	98	1,980
Limoneira Co.	88	2,019
National Beverage Corp. *	228	5,096
Omega Protein Corp. *	133	1,700
Post Holdings, Inc. *	27,147	1,274,280
Sanderson Farms, Inc.	247	18,555
Seaboard Corp. *	2	7,200
Seneca Foods Corp., Class A *	55	1,585
Snyder’s-Lance, Inc.	528	15,592
The Boston Beer Co., Inc. Class A *	102	25,275
The Hain Celestial Group, Inc. *	12,010	723,482
Tootsie Roll Industries, Inc.	56	1,735
TreeHouse Foods, Inc. *	435	35,348
Universal Corp.	260	12,228
Vector Group Ltd.	1,097	24,298

		2,314,216

Health Care Equipment & Services 10.0%
Abaxis, Inc.	283	18,112
ABIOMED, Inc. *	17,004	1,074,993
Acadia Healthcare Co., Inc. *	18,899	1,294,582
Accuray, Inc. *	991	8,057
Aceto Corp.	475	9,206
Addus HomeCare Corp. *	103	2,765
Air Methods Corp. *	408	18,646
Alliance HealthCare Services, Inc. *	105	2,233
Allscripts Healthcare Solutions, Inc. *	98,360	1,308,188
Almost Family, Inc. *	220	9,522
Amedisys, Inc. *	483	13,432
AMN Healthcare Services, Inc. *	14,346	327,232
Amsurg Corp. *	19,456	1,220,280
Analogic Corp.	182	15,379
AngioDynamics, Inc. *	540	9,013
Anika Therapeutics, Inc. *	101	3,446

18 See financial notes

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Antares Pharma, Inc. *	750	1,838
AtriCure, Inc. *	446	9,816
Atrion Corp.	18	5,847
Bio-Reference Laboratories, Inc. *	408	13,513
BioScrip, Inc. *	891	4,188
Cantel Medical Corp.	294	13,168
Capital Senior Living Corp. *	231	6,045
Cardiovascular Systems, Inc. *	244	7,637
Castlight Health, Inc., Class B *	117	881
Centene Corp. *	14,820	918,692
Cerus Corp. *	389	1,727
Chemed Corp.	213	24,548
Computer Programs & Systems, Inc.	180	9,419
CONMED Corp.	284	14,265
CorVel Corp. *	12,988	464,191
Cross Country Healthcare, Inc. *	331	3,674
CryoLife, Inc.	266	2,713
Cyberonics, Inc. *	319	19,430
Cynosure, Inc., Class A *	56	1,872
Derma Sciences, Inc. *	127	1,003
DexCom, Inc. *	15,853	1,071,187
Endologix, Inc. *	32,066	498,947
Exactech, Inc. *	178	3,889
ExamWorks Group, Inc. *	430	17,609
Five Star Quality Care, Inc. *	326	1,386
Genesis Healthcare, Inc. *	239	1,652
GenMark Diagnostics, Inc. *	323	3,101
Globus Medical, Inc., Class A *	40,861	976,169
Greatbatch, Inc. *	288	15,529
Haemonetics Corp. *	28,433	1,152,390
Hanger, Inc. *	485	10,835
HealthSouth Corp.	24,301	1,098,891
HealthStream, Inc. *	236	6,830
Healthways, Inc. *	203	3,532
HeartWare International, Inc. *	144	10,902
HMS Holdings Corp. *	23,383	397,745
ICU Medical, Inc. *	18,042	1,522,204
Insulet Corp. *	10,383	309,933
Integra LifeSciences Holdings Corp. *	303	17,810
Invacare Corp.	171	3,432
IPC Healthcare, Inc. *	160	7,827
Kindred Healthcare, Inc.	612	14,045
Landauer, Inc.	74	2,387
LDR Holding Corp. *	85	2,877
LHC Group, Inc. *	240	7,694
Magellan Health, Inc. *	249	15,762
Masimo Corp. *	627	21,168
MedAssets, Inc. *	47,473	960,854
Medidata Solutions, Inc. *	630	33,661
Merge Healthcare, Inc. *	1,173	5,830
Meridian Bioscience, Inc.	185	3,278
Merit Medical Systems, Inc. *	791	15,353
Molina Healthcare, Inc. *	262	15,518
National HealthCare Corp.	93	5,887
National Research Corp., Class A	104	1,500
Natus Medical, Inc. *	500	18,855
Neogen Corp. *	304	13,540
NuVasive, Inc. *	555	24,825
NxStage Medical, Inc. *	78,608	1,440,885
Omnicell, Inc. *	424	15,065
OraSure Technologies, Inc. *	921	5,802
Orthofix International N.V. *	107	3,457
Owens & Minor, Inc.	849	28,628
PharMerica Corp. *	425	12,181
Quality Systems, Inc.	584	9,107
Quidel Corp. *	77	1,794
RadNet, Inc. *	255	2,137
Rockwell Medical, Inc. *	418	4,059
Roka Bioscience, Inc. *	346	1,014
Second Sight Medical Products, Inc. *	168	1,952
Select Medical Holdings Corp.	656	9,545
STAAR Surgical Co. *	395	3,496
STERIS Corp.	23,694	1,575,651
SurModics, Inc. *	218	5,498
Symmetry Surgical, Inc. *	58	448
Team Health Holdings, Inc. *	792	47,179
The Ensign Group, Inc.	165	6,948
The Providence Service Corp. *	220	9,354
The Spectranetics Corp. *	30,385	779,375
Thoratec Corp. *	11,389	456,813
Tornier N.V. *	241	6,235
TransEnterix, Inc. *	315	1,184
Triple-S Management Corp., Class B *	424	7,937
TriVascular Technologies, Inc. *	150	1,095
Unilife Corp. *	555	1,859
Universal American Corp. *	375	3,746
Utah Medical Products, Inc.	34	1,833
Vascular Solutions, Inc. *	325	10,420
Vocera Communications, Inc. *	111	1,264
WellCare Health Plans, Inc. *	451	34,921
West Pharmaceutical Services, Inc.	684	36,444
Wright Medical Group, Inc. *	800	20,296
Zeltiq Aesthetics, Inc. *	177	5,434

		19,707,443

Household & Personal Products 0.0%
Central Garden & Pet Co., Class A *	440	4,312
Elizabeth Arden, Inc. *	249	3,503
HRG Group, Inc. *	791	9,911
Inter Parfums, Inc.	107	3,229
Medifast, Inc. *	250	7,500
Nature’s Sunshine Products, Inc.	105	1,366
Nutraceutical International Corp. *	84	1,638
Oil-Dri Corp. of America	61	2,002
Orchids Paper Products Co.	165	3,546
Revlon, Inc., Class A *	69	2,699
Synutra International, Inc. *	329	2,389
USANA Health Sciences, Inc. *	63	7,166
WD-40 Co.	99	8,015

		57,276

Insurance 1.3%
Ambac Financial Group, Inc. *	456	10,493
American Equity Investment Life Holding Co.	960	25,872
AMERISAFE, Inc.	16,551	747,940
AmTrust Financial Services, Inc.	366	21,766
Argo Group International Holdings Ltd.	185	9,063
Baldwin & Lyons, Inc., Class B	70	1,588
Citizens, Inc. *	419	2,363
CNO Financial Group, Inc.	2,506	42,602

See financial notes 19

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Crawford & Co., Class B	204	1,667
Donegal Group, Inc., Class A	120	1,813
eHealth, Inc. *	289	3,543
EMC Insurance Group, Inc.	64	2,217
Employers Holdings, Inc.	433	10,570
Enstar Group Ltd. *	83	11,789
FBL Financial Group, Inc., Class A	152	8,857
Federated National Holding Co.	70	2,016
First American Financial Corp.	1,271	44,218
Global Indemnity plc *	72	1,976
Greenlight Capital Re Ltd., Class A *	251	7,628
Hallmark Financial Services, Inc. *	183	2,028
HCI Group, Inc.	209	9,108
Horace Mann Educators Corp.	497	16,883
Independence Holding Co.	146	1,816
Infinity Property & Casualty Corp.	74	5,487
Kansas City Life Insurance Co.	45	2,020
Kemper Corp.	333	12,544
Maiden Holdings Ltd.	628	9,125
Meadowbrook Insurance Group, Inc.	1,312	11,204
Montpelier Re Holdings Ltd.	573	21,837
National General Holdings Corp.	189	3,655
National Interstate Corp.	57	1,597
National Western Life Insurance Co., Class A	9	2,157
OneBeacon Insurance Group Ltd., Class A	425	6,409
Primerica, Inc.	28,925	1,336,914
RLI Corp.	538	26,717
Safety Insurance Group, Inc.	100	5,815
Selective Insurance Group, Inc.	614	16,541
State Auto Financial Corp.	93	2,197
Stewart Information Services Corp.	370	13,505
Symetra Financial Corp.	750	17,813
The Navigators Group, Inc. *	89	6,946
Third Point Reinsurance Ltd. *	255	3,437
United Fire Group, Inc.	216	6,452
Universal Insurance Holdings, Inc.	206	4,948

		2,505,136

Materials 4.7%
A. Schulman, Inc.	317	13,457
A.M. Castle & Co. *	183	717
AK Steel Holding Corp. *	1,714	8,707
American Vanguard Corp.	404	4,408
Ampco-Pittsburgh Corp.	197	3,150
Axiall Corp.	860	35,088
Balchem Corp.	400	20,968
Berry Plastics Group, Inc. *	949	32,475
Boise Cascade Co. *	248	8,606
Calgon Carbon Corp.	747	16,576
Century Aluminum Co. *	784	10,106
Chase Corp.	76	2,721
Chemtura Corp. *	913	27,509
Clearwater Paper Corp. *	251	16,056
Coeur Mining, Inc. *	1,259	6,572
Commercial Metals Co.	958	15,903
Deltic Timber Corp.	19,056	1,219,584
Ferro Corp. *	1,023	13,800
Flotek Industries, Inc. *	717	10,246
FutureFuel Corp.	348	3,783
Globe Specialty Metals, Inc.	678	13,506
Gold Resource Corp.	374	1,260
Graphic Packaging Holding Co.	3,098	43,682
Greif, Inc., Class A	24,150	984,354
H.B. Fuller Co.	575	24,018
Handy & Harman Ltd. *	99	3,508
Hawkins, Inc.	42	1,657
Haynes International, Inc.	111	4,936
Headwaters, Inc. *	757	13,308
Hecla Mining Co.	2,963	8,948
Horsehead Holding Corp. *	490	7,325
Innophos Holdings, Inc.	307	16,222
Innospec, Inc.	24,309	1,062,303
Intrepid Potash, Inc. *	309	3,872
Kaiser Aluminum Corp.	195	15,672
KapStone Paper & Packaging Corp.	1,000	27,950
KMG Chemicals, Inc.	78	2,284
Koppers Holdings, Inc.	31,268	702,905
Kraton Performance Polymers, Inc. *	526	11,856
Kronos Worldwide, Inc.	152	2,044
Louisiana-Pacific Corp. *	1,580	24,079
LSB Industries, Inc. *	286	12,129
Materion Corp.	153	6,118
Minerals Technologies, Inc.	298	20,183
Molycorp, Inc. *	1,237	1,141
Myers Industries, Inc.	508	8,214
Neenah Paper, Inc.	178	10,764
Noranda Aluminum Holding Corp.	508	1,697
Olin Corp.	775	22,886
OM Group, Inc.	319	9,583
OMNOVA Solutions, Inc. *	246	1,965
P.H. Glatfelter Co.	627	15,550
PolyOne Corp.	1,061	41,432
Primero Mining Corp. *	161,590	594,651
Quaker Chemical Corp.	100	8,322
Rentech, Inc. *	2,658	3,190
Resolute Forest Products, Inc. *	773	11,920
RTI International Metals, Inc. *	324	12,199
Schnitzer Steel Industries, Inc., Class A	373	6,498
Schweitzer-Mauduit International, Inc.	284	12,556
Senomyx, Inc. *	388	2,246
Sensient Technologies Corp.	25,129	1,642,431
Stepan Co.	149	7,589
Stillwater Mining Co. *	1,215	16,317
SunCoke Energy, Inc.	58,036	1,017,371
Trecora Resources *	525	6,300
Tredegar Corp.	361	7,390
Tronox Ltd., Class A	498	10,433
UFP Technologies, Inc. *	86	1,745
United States Lime & Minerals, Inc.	34	2,244
Universal Stainless & Alloy Products, Inc. *	115	2,415
US Concrete, Inc. *	109	3,957
Walter Energy, Inc.	517	262
Wausau Paper Corp.	522	4,865
Worthington Industries, Inc.	533	14,407
Zep, Inc.	64,066	1,273,632

		9,260,723

20 See financial notes

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Media 1.3%
A. H. Belo Corp., Class A	155	1,037
AMC Entertainment Holdings, Inc., Class A	133	3,998
Carmike Cinemas, Inc. *	244	7,364
Central European Media Enterprises Ltd., Class A *	775	2,131
Cinedigm Corp., Class A *	686	569
Crown Media Holdings, Inc., Class A *	678	2,542
Cumulus Media, Inc., Class A *	1,288	2,937
Daily Journal Corp. *	27	5,427
Dex Media, Inc. *	151	397
Entercom Communications Corp., Class A *	610	7,247
Entravision Communications Corp., Class A	301	1,969
Eros International plc *	135	2,388
Global Eagle Entertainment, Inc. *	351	4,482
Gray Television, Inc. *	475	6,298
Harte-Hanks, Inc.	611	4,149
Hemisphere Media Group, Inc. *	122	1,542
Journal Media Group, Inc. *	265	2,462
Lee Enterprises, Inc. *	514	1,542
Loral Space & Communications, Inc. *	92	6,348
MDC Partners, Inc., Class A	381	7,978
Media General, Inc. *	600	10,134
Meredith Corp.	416	21,649
National CineMedia, Inc.	36,809	560,969
New Media Investment Group, Inc.	78,874	1,824,356
Nexstar Broadcasting Group, Inc., Class A	390	22,799
Radio One, Inc., Class D *	373	1,332
ReachLocal, Inc. *	133	372
Reading International, Inc., Class A *	278	3,703
Rentrak Corp. *	82	3,887
Saga Communications, Inc., Class A	146	5,839
Salem Media Group, Inc.	195	952
Scholastic Corp.	400	16,256
SFX Entertainment, Inc. *	382	1,669
Sinclair Broadcast Group, Inc., Class A	842	25,799
Sizmek, Inc. *	490	3,410
The E.W. Scripps Co., Class A	823	19,168
The McClatchy Co., Class A *	578	803
The New York Times Co., Class A	1,200	16,068
Time, Inc.	1,143	26,095
World Wrestling Entertainment, Inc., Class A	170	2,281

		2,640,348

Pharmaceuticals, Biotechnology & Life Sciences 6.4%
ACADIA Pharmaceuticals, Inc. *	913	31,197
Accelerate Diagnostics, Inc. *	200	4,560
Acceleron Pharma, Inc. *	145	4,009
AcelRx Pharmaceuticals, Inc. *	200	798
Achillion Pharmaceuticals, Inc. *	1,499	13,116
Acorda Therapeutics, Inc. *	584	17,561
Actinium Pharmaceuticals, Inc. *	203	512
Aegerion Pharmaceuticals, Inc. *	290	6,745
Aerie Pharmaceuticals, Inc. *	85	819
Affymetrix, Inc. *	1,145	13,889
Agenus, Inc. *	525	3,470
Agios Pharmaceuticals, Inc. *	176	16,252
Akebia Therapeutics, Inc. *	66	506
Akorn, Inc. *	22,277	927,614
Albany Molecular Research, Inc. *	42,531	768,110
Alder Biopharmaceuticals, Inc. *	97	2,474
Alimera Sciences, Inc. *	304	1,325
AMAG Pharmaceuticals, Inc. *	10,765	548,692
Amphastar Pharmaceuticals, Inc. *	147	2,126
Ampio Pharmaceuticals, Inc. *	296	713
Anacor Pharmaceuticals, Inc. *	306	16,123
ANI Pharmaceuticals, Inc. *	59	3,598
Applied Genetic Technologies Corp. *	57	1,091
Aratana Therapeutics, Inc. *	208	2,685
Arena Pharmaceuticals, Inc. *	2,745	11,968
ARIAD Pharmaceuticals, Inc. *	2,453	21,268
Array BioPharma, Inc. *	1,190	7,437
Arrowhead Research Corp. *	512	3,533
Auspex Pharmaceuticals, Inc. *	112	11,300
Bio-Path Holdings, Inc. *	575	894
BioCryst Pharmaceuticals, Inc. *	681	6,326
BioDelivery Sciences International, Inc. *	653	5,263
BioTime, Inc. *	427	2,191
Bluebird Bio, Inc. *	250	33,297
Cambrex Corp. *	360	13,856
Cara Therapeutics, Inc. *	341	3,666
Catalent, Inc. *	448	12,889
Celldex Therapeutics, Inc. *	1,179	28,296
Cempra, Inc. *	296	9,321
Cepheid *	857	48,078
Charles River Laboratories International, Inc. *	23,600	1,632,176
ChemoCentryx, Inc. *	121	809
Chimerix, Inc. *	251	8,534
Clovis Oncology, Inc. *	235	18,885
Corcept Therapeutics, Inc. *	907	5,233
CTI BioPharma, Corp. *	1,000	1,780
Cytokinetics, Inc. *	140	881
Cytori Therapeutics, Inc. *	742	649
CytRx Corp. *	506	2,221
Depomed, Inc. *	764	17,771
Dyax Corp. *	1,793	42,871
Dynavax Technologies Corp. *	480	9,655
Emergent Biosolutions, Inc. *	323	9,590
Enanta Pharmaceuticals, Inc. *	229	7,841
Endocyte, Inc. *	330	1,914
Enzo Biochem, Inc. *	358	1,002
Epizyme, Inc. *	125	2,039
Exact Sciences Corp. *	1,246	26,041
Exelixis, Inc. *	2,672	6,867
Five Prime Therapeutics, Inc. *	157	3,149
Fluidigm Corp. *	308	11,538
Foundation Medicine, Inc. *	105	4,779
Galectin Therapeutics, Inc. *	188	562
Galena Biopharma, Inc. *	1,426	1,925
Genomic Health, Inc. *	321	8,689
Geron Corp. *	1,639	5,933
Halozyme Therapeutics, Inc. *	1,493	22,201
Heron Therapeutics, Inc. *	194	2,095
Horizon Pharma plc *	43,418	1,220,914

See financial notes 21

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Hyperion Therapeutics, Inc. *	210	9,652
ICON plc *	27,040	1,739,754
Idera Pharmaceuticals, Inc. *	589	1,655
IGI Laboratories, Inc. *	309	1,570
ImmunoGen, Inc. *	1,054	8,717
Immunomedics, Inc. *	1,236	4,450
Impax Laboratories, Inc. *	879	39,784
Infinity Pharmaceuticals, Inc. *	426	5,397
Inovio Pharmaceuticals, Inc. *	539	4,398
Insmed, Inc. *	337	6,753
Insys Therapeutics, Inc. *	136	7,150
Intra-Cellular Therapies, Inc. *	139	2,843
Intrexon Corp. *	326	12,659
Ironwood Pharmaceuticals, Inc. *	1,459	19,930
Isis Pharmaceuticals, Inc. *	1,317	74,700
Karyopharm Therapeutics, Inc. *	111	3,015
Keryx Biopharmaceuticals, Inc. *	1,338	14,263
Kindred Biosciences, Inc. *	95	648
Kite Pharma, Inc. *	87	4,383
KYTHERA Biopharmaceuticals, Inc. *	154	6,728
Lannett Co., Inc. *	220	12,650
Lexicon Pharmaceuticals, Inc. *	2,643	2,643
Ligand Pharmaceuticals, Inc. *	171	13,276
Loxo Oncology, Inc. *	107	1,216
Luminex Corp. *	628	9,747
MacroGenics, Inc. *	170	4,864
MannKind Corp. *	2,261	9,700
Merrimack Pharmaceuticals, Inc. *	1,316	14,608
MiMedx Group, Inc. *	897	8,432
Mirati Therapeutics, Inc. *	77	2,140
Momenta Pharmaceuticals, Inc. *	705	12,302
Myriad Genetics, Inc. *	13,090	432,363
NanoViricides, Inc. *	389	669
Navidea Biopharmaceuticals, Inc. *	1,179	1,592
Nektar Therapeutics *	1,261	12,005
NeoStem, Inc. *	266	766
Neuralstem, Inc. *	613	1,036
Neurocrine Biosciences, Inc. *	841	28,670
NewLink Genetics Corp. *	187	8,340
Northwest Biotherapeutics, Inc. *	349	2,743
Novavax, Inc. *	2,650	20,484
Ohr Pharmaceutical, Inc. *	230	646
Omeros Corp. *	332	6,680
OncoMed Pharmaceuticals, Inc. *	102	2,446
Oncothyreon, Inc. *	612	918
Ophthotech Corp. *	140	6,339
OPKO Health, Inc. *	2,555	35,157
Orexigen Therapeutics, Inc. *	1,388	9,119
Organovo Holdings, Inc. *	547	2,483
Osiris Therapeutics, Inc. *	165	2,503
OvaScience, Inc. *	118	2,920
Pacific Biosciences of California, Inc. *	687	3,545
Pacira Pharmaceuticals, Inc. *	9,825	672,816
Pain Therapeutics, Inc. *	314	641
PAREXEL International Corp. *	16,010	1,017,836
PDL BioPharma, Inc.	1,549	10,332
Peregrine Pharmaceuticals, Inc. *	2,024	2,651
Pernix Therapeutics Holdings, Inc. *	319	2,035
Phibro Animal Health Corp., Class A	46,485	1,476,364
Portola Pharmaceuticals, Inc. *	338	12,063
POZEN, Inc. *	383	2,995
Prestige Brands Holdings, Inc. *	661	25,944
Progenics Pharmaceuticals, Inc. *	448	2,218
Prothena Corp. plc *	221	7,163
PTC Therapeutics, Inc. *	208	12,220
Puma Biotechnology, Inc. *	242	43,700
Radius Health, Inc. *	89	3,190
Raptor Pharmaceutical Corp. *	983	9,948
Receptos, Inc. *	225	33,151
Regulus Therapeutics, Inc. *	229	2,874
Relypsa, Inc. *	149	4,311
Repligen Corp. *	220	6,492
Repros Therapeutics, Inc. *	264	2,030
Retrophin, Inc. *	196	4,222
Revance Therapeutics, Inc. *	57	1,121
Rigel Pharmaceuticals, Inc. *	997	4,247
Sage Therapeutics, Inc. *	91	4,823
Sagent Pharmaceuticals, Inc. *	206	4,802
Sangamo BioSciences, Inc. *	652	8,065
Sarepta Therapeutics, Inc. *	472	5,758
SciClone Pharmaceuticals, Inc. *	344	2,810
Sequenom, Inc. *	1,119	4,968
Spectrum Pharmaceuticals, Inc. *	960	5,424
Stemline Therapeutics, Inc. *	66	917
Sucampo Pharmaceuticals, Inc., Class A *	245	4,351
Sunesis Pharmaceuticals, Inc. *	599	1,402
Supernus Pharmaceuticals, Inc. *	327	4,186
Synageva BioPharma Corp. *	221	20,323
Synergy Pharmaceuticals, Inc. *	849	2,971
Synta Pharmaceuticals Corp. *	932	2,097
T2 Biosystems, Inc. *	86	1,330
TESARO, Inc. *	176	9,587
Tetraphase Pharmaceuticals, Inc. *	292	10,302
TG Therapeutics, Inc. *	269	3,755
The Medicines Co. *	11,282	288,932
TherapeuticsMD, Inc. *	1,025	6,642
Theravance Biopharma, Inc. *	214	3,424
Theravance, Inc.	782	12,707
Threshold Pharmaceuticals, Inc. *	1,100	3,894
Tokai Pharmaceuticals, Inc. *	98	980
Ultragenyx Pharmaceutical, Inc. *	70	3,950
Vanda Pharmaceuticals, Inc. *	59,238	542,028
Verastem, Inc. *	132	1,096
Versartis, Inc. *	63	1,076
Vital Therapies, Inc. *	63	1,532
VIVUS, Inc. *	1,152	2,569
Xencor, Inc. *	161	2,289
XenoPort, Inc. *	356	2,111
XOMA Corp. *	1,300	3,900
Zafgen, Inc. *	97	3,019
ZIOPHARM Oncology, Inc. *	1,259	11,092
Zogenix, Inc. *	1,020	1,418

		12,678,657

Real Estate 4.8%
Acadia Realty Trust	679	20,981
AG Mortgage Investment Trust, Inc.	79	1,518
Agree Realty Corp.	205	6,310
Alexander & Baldwin, Inc.	485	19,633
Alexander’s, Inc.	13	5,606
Altisource Asset Management Corp. *	14	3,136

22 See financial notes

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Altisource Portfolio Solutions S.A. *	138	3,347
Altisource Residential Corp.	549	10,513
American Assets Trust, Inc.	432	17,194
American Capital Mortgage Investment Corp.	670	11,752
American Residential Properties, Inc. *	216	4,052
Anworth Mortgage Asset Corp.	1,734	8,809
Apollo Commercial Real Estate Finance, Inc.	783	13,382
Apollo Residential Mortgage, Inc.	812	12,878
Ares Commercial Real Estate Corp.	400	4,540
Armada Hoffler Properties, Inc.	277	2,845
ARMOUR Residential REIT, Inc.	4,721	14,163
Ashford Hospitality Prime, Inc.	188	2,944
Ashford Hospitality Trust, Inc.	1,142	10,347
Associated Estates Realty Corp.	725	20,663
AV Homes, Inc. *	99	1,562
Campus Crest Communities, Inc.	754	4,773
Capstead Mortgage Corp.	1,244	14,493
CareTrust REIT, Inc.	222	2,773
Cedar Realty Trust, Inc.	1,016	7,102
Chambers Street Properties	2,296	17,220
Chatham Lodging Trust	397	10,973
Chesapeake Lodging Trust	702	22,289
Colony Capital, Inc., Class A	1,324	34,305
Consolidated-Tomoka Land Co.	43	2,354
CorEnergy Infrastructure Trust, Inc.	449	3,049
CoreSite Realty Corp.	342	16,443
Cousins Properties, Inc.	1,917	18,672
CubeSmart	1,706	39,357
CyrusOne, Inc.	268	8,705
CYS Investments, Inc.	2,209	19,704
DCT Industrial Trust, Inc.	1,041	34,395
DiamondRock Hospitality Co.	64,498	874,593
DuPont Fabros Technology, Inc.	853	26,571
Dynex Capital, Inc.	809	6,472
EastGroup Properties, Inc.	304	17,389
Education Realty Trust, Inc.	30,231	1,016,366
Empire State Realty Trust, Inc., Class A	745	13,410
EPR Properties	528	30,450
Equity One, Inc.	846	20,837
Excel Trust, Inc.	688	10,905
FelCor Lodging Trust, Inc.	1,531	17,009
First Industrial Realty Trust, Inc.	1,384	27,306
First Potomac Realty Trust	864	9,262
Forestar Group, Inc. *	464	6,849
Franklin Street Properties Corp.	1,246	14,715
FRP Holdings, Inc. *	56	1,944
Getty Realty Corp.	457	7,938
Gladstone Commercial Corp.	602	10,722
Government Properties Income Trust	948	19,756
Gramercy Property Trust, Inc.	404	11,045
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	367	6,973
Hatteras Financial Corp.	1,041	18,801
Healthcare Realty Trust, Inc.	1,185	30,336
Hersha Hospitality Trust	1,749	11,246
Highwoods Properties, Inc.	852	36,670
Hudson Pacific Properties, Inc.	839	25,304
InfraREIT, Inc.	91	2,838
Inland Real Estate Corp.	1,250	12,863
Invesco Mortgage Capital, Inc.	1,531	23,577
Investors Real Estate Trust	823	5,901
iStar Financial, Inc. *	1,209	16,370
Kennedy-Wilson Holdings, Inc.	730	18,089
Kite Realty Group Trust	537	14,069
LaSalle Hotel Properties	29,957	1,099,122
Lexington Realty Trust	1,679	15,564
LTC Properties, Inc.	485	21,078
Mack-Cali Realty Corp.	841	15,096
Medical Properties Trust, Inc.	1,825	25,514
Monmouth Real Estate Investment Corp.	752	7,768
National Health Investors, Inc.	318	21,217
New Residential Investment Corp.	1,667	28,406
New Senior Investment Group, Inc.	154,508	2,496,849
New York Mortgage Trust, Inc.	1,050	8,201
New York REIT, Inc.	1,357	13,407
Newcastle Investment Corp.	69,098	368,292
One Liberty Properties, Inc.	123	2,765
Owens Realty Mortgage, Inc.	118	1,591
Parkway Properties, Inc.	583	9,485
Pebblebrook Hotel Trust	760	32,634
Pennsylvania Real Estate Investment Trust	629	14,222
PennyMac Mortgage Investment Trust	872	18,268
Physicians Realty Trust	689	11,437
Potlatch Corp.	420	15,502
PS Business Parks, Inc.	150	11,453
QTS Realty Trust, Inc., Class A	97	3,518
RAIT Financial Trust	1,290	8,359
Ramco-Gershenson Properties Trust	1,123	19,630
Redwood Trust, Inc.	711	12,222
Resource Capital Corp.	1,460	6,439
Retail Opportunity Investments Corp.	1,133	19,012
Rexford Industrial Realty, Inc.	447	6,642
RLJ Lodging Trust	1,420	42,131
Rouse Properties, Inc.	488	8,525
Ryman Hospitality Properties, Inc.	493	28,417
Sabra Health Care REIT, Inc.	591	17,659
Saul Centers, Inc.	205	10,316
Select Income REIT	316	7,328
Silver Bay Realty Trust Corp.	492	7,611
Sovran Self Storage, Inc.	372	32,491
STAG Industrial, Inc.	633	13,755
Starwood Waypoint Residential Trust	425	10,940
STORE Capital Corp.	125	2,625
Strategic Hotels & Resorts, Inc. *	2,342	27,401
Summit Hotel Properties, Inc.	145,620	1,917,815
Sun Communities, Inc.	453	28,113
Sunstone Hotel Investors, Inc.	2,092	32,593
Tejon Ranch Co. *	159	3,927
Terreno Realty Corp.	337	7,171
The Geo Group, Inc.	928	36,192
The St. Joe Co. *	471	8,219
Trade Street Residential, Inc.	265	1,847
UMH Properties, Inc.	706	7,109
Universal Health Realty Income Trust	106	5,264
Urstadt Biddle Properties, Inc., Class A	224	4,648
Washington Real Estate Investment Trust	491	12,138

See financial notes 23

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Western Asset Mortgage Capital Corp.	145	2,118
Whitestone REIT	404	5,939

		9,415,343

Retailing 3.7%
1-800-Flowers.com, Inc., Class A *	151	1,596
Aeropostale, Inc. *	1,044	3,226
America’s Car-Mart, Inc. *	38	1,951
American Eagle Outfitters, Inc.	1,903	30,277
ANN, Inc. *	574	21,732
Asbury Automotive Group, Inc. *	362	30,419
Ascena Retail Group, Inc. *	95,390	1,429,896
Barnes & Noble, Inc. *	342	7,490
bebe stores, Inc.	766	2,535
Blue Nile, Inc. *	112	3,047
Brown Shoe Co., Inc.	497	14,761
Build-A-Bear Workshop, Inc. *	136	2,506
Burlington Stores, Inc. *	352	18,153
Christopher & Banks Corp. *	284	1,687
Conn’s, Inc. *	257	7,188
Core-Mark Holding Co., Inc.	210	11,069
Destination Maternity Corp.	197	2,323
EVINE Live, Inc. *	338	2,014
Express, Inc. *	813	13,252
Five Below, Inc. *	573	19,322
Francesca’s Holdings Corp. *	25,361	429,362
Fred’s, Inc., Class A	84,480	1,425,178
FTD Cos., Inc. *	208	5,936
Genesco, Inc. *	257	17,371
Group 1 Automotive, Inc.	250	19,745
Guess?, Inc.	504	9,228
Haverty Furniture Cos, Inc.	81	1,738
hhgregg, Inc. *	110	629
Hibbett Sports, Inc. *	290	13,572
HSN, Inc.	417	26,029
Kirkland’s, Inc. *	300	7,122
Lands’ End, Inc. *	107	3,144
Lithia Motors, Inc., Class A	246	24,534
Lumber Liquidators Holdings, Inc. *	321	8,824
MarineMax, Inc. *	149	3,290
Mattress Firm Holding Corp. *	92	5,435
Monro Muffler Brake, Inc.	329	19,704
Nutrisystem, Inc.	292	5,563
Office Depot, Inc. *	5,328	49,124
Orbitz Worldwide, Inc. *	429	5,028
Outerwall, Inc.	264	17,537
PetMed Express, Inc.	284	4,496
Pier 1 Imports, Inc.	991	12,536
Pool Corp.	494	32,056
Rent-A-Center, Inc.	485	14,356
Restoration Hardware Holdings, Inc. *	10,871	936,754
Select Comfort Corp. *	587	18,091
Shoe Carnival, Inc.	70	1,828
Shutterfly, Inc. *	460	20,590
Sonic Automotive, Inc., Class A	451	10,531
Stage Stores, Inc.	63,953	1,234,932
Stein Mart, Inc.	616	7,287
Systemax, Inc. *	178	1,860
The Bon-Ton Stores, Inc.	370	2,653
The Buckle, Inc.	280	12,544
The Cato Corp., Class A	31,966	1,257,542
The Children’s Place, Inc.	270	16,378
The Container Store Group, Inc. *	102	1,862
The Finish Line, Inc., Class A	661	16,214
The Men’s Wearhouse, Inc.	637	36,048
The Pep Boys - Manny, Moe & Jack *	705	6,458
Tile Shop Holdings, Inc. *	190	2,464
Tilly’s, Inc., Class A *	145	1,934
Travelport Worldwide Ltd.	234	3,704
Tuesday Morning Corp. *	623	9,856
Vitamin Shoppe, Inc. *	384	16,082
VOXX International Corp. *	301	2,869
Wayfair, Inc., Class A *	51	1,638
West Marine, Inc. *	151	1,518
Weyco Group, Inc.	68	1,938
Winmark Corp.	26	2,340
Zumiez, Inc. *	232	7,357

		7,419,253

Semiconductors & Semiconductor Equipment 1.1%
Advanced Energy Industries, Inc. *	466	11,398
Alpha & Omega Semiconductor Ltd. *	218	1,785
Ambarella, Inc. *	269	19,677
Amkor Technology, Inc. *	1,019	7,164
Applied Micro Circuits Corp. *	734	3,942
Audience, Inc. *	351	1,671
Axcelis Technologies, Inc. *	913	2,301
Brooks Automation, Inc.	992	10,674
Cabot Microelectronics Corp. *	357	16,886
Cavium, Inc. *	535	34,663
CEVA, Inc. *	286	5,920
Cirrus Logic, Inc. *	607	20,504
Cypress Semiconductor Corp. *	3,626	48,298
Diodes, Inc. *	365	9,753
DSP Group, Inc. *	206	2,344
Entegris, Inc. *	1,145	15,240
Entropic Communications, Inc. *	936	2,827
Exar Corp. *	523	5,162
Fairchild Semiconductor International, Inc. *	1,166	21,180
FormFactor, Inc. *	1,000	7,970
Inphi Corp. *	480	10,296
Integrated Device Technology, Inc. *	1,418	25,793
Integrated Silicon Solution, Inc.	213	3,951
Intersil Corp., Class A	1,102	14,712
IXYS Corp.	155	1,753
Kopin Corp. *	1,298	4,309
Lattice Semiconductor Corp. *	1,055	6,256
M/A-COM Technology Solutions Holdings, Inc. *	55	1,676
MaxLinear, Inc., Class A *	247	2,107
Micrel, Inc.	71,537	972,903
Microsemi Corp. *	19,154	638,977
MKS Instruments, Inc.	523	18,206
Monolithic Power Systems, Inc.	496	25,708
Nanometrics, Inc. *	425	6,571
NVE Corp.	36	2,443
OmniVision Technologies, Inc. *	791	22,065
PDF Solutions, Inc. *	270	4,879
Photronics, Inc. *	432	3,789
PMC-Sierra, Inc. *	1,362	11,482

24 See financial notes

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Power Integrations, Inc.	378	18,707
Qorvo, Inc. *	1,564	103,083
QuickLogic Corp. *	527	928
Rambus, Inc. *	1,073	14,850
Rubicon Technology, Inc. *	163	626
Rudolph Technologies, Inc. *	600	7,698
Semtech Corp. *	713	16,606
Silicon Laboratories, Inc. *	339	17,516
Synaptics, Inc. *	343	29,059
Tessera Technologies, Inc.	654	23,616
Ultra Clean Holdings, Inc. *	244	1,466
Ultratech, Inc. *	231	4,611
Veeco Instruments, Inc. *	395	11,656
Xcerra Corp. *	694	6,822

		2,284,479

Software & Services 12.5%
A10 Networks, Inc. *	325	1,479
ACI Worldwide, Inc. *	1,393	32,081
Actua Corp. *	78,848	1,140,931
Acxiom Corp. *	688	12,012
Advent Software, Inc.	674	29,258
American Software, Inc., Class A	406	3,942
Angie’s List, Inc. *	432	2,536
Aspen Technology, Inc. *	26,407	1,172,207
AVG Technologies N.V. *	316	7,559
Bankrate, Inc. *	551	6,832
Barracuda Networks, Inc. *	64	2,594
Bazaarvoice, Inc. *	958	5,154
Benefitfocus, Inc. *	40	1,382
Blackbaud, Inc.	615	31,076
Blackhawk Network Holdings, Inc. *	497	18,275
Blucora, Inc. *	643	8,790
Bottomline Technologies de, Inc. *	560	14,986
Brightcove, Inc. *	325	2,249
BroadSoft, Inc. *	386	12,213
CACI International, Inc., Class A *	301	26,560
Callidus Software, Inc. *	1,063	13,128
Carbonite, Inc. *	132	1,352
Cardtronics, Inc. *	40,965	1,545,609
Cass Information Systems, Inc.	37	1,934
ChannelAdvisor Corp. *	195	1,995
Ciber, Inc. *	1,423	5,023
Cimpress N.V. *	301	25,266
CommVault Systems, Inc. *	494	22,600
Computer Task Group, Inc.	166	1,366
comScore, Inc. *	464	24,295
Comverse, Inc. *	197	4,826
Constant Contact, Inc. *	250	8,712
Convergys Corp.	1,033	23,428
Cornerstone OnDemand, Inc. *	524	15,002
Coupons.com, Inc. *	106	1,328
Covisint Corp. *	241	472
Criteo S.A. ADR *	41,880	1,736,345
CSG Systems International, Inc.	346	10,076
Cvent, Inc. *	139	3,736
Cyan, Inc. *	556	2,074
Datalink Corp. *	156	1,803
Dealertrack Technologies, Inc. *	475	18,672
Demand Media, Inc. *	75	481
Demandware, Inc. *	293	18,049
DHI Group, Inc. *	775	5,890
Digimarc Corp.	79	1,849
EarthLink Holdings Corp.	768	3,633
Ebix, Inc.	353	9,633
Ellie Mae, Inc. *	167	9,185
Endurance International Group Holdings, Inc. *	52,673	966,023
EnerNOC, Inc. *	440	4,862
Envestnet, Inc. *	355	18,197
EPAM Systems, Inc. *	311	20,125
Epiq Systems, Inc.	423	7,576
ePlus, Inc. *	28	2,323
Euronet Worldwide, Inc. *	523	30,585
EVERTEC, Inc.	651	13,495
Everyday Health, Inc. *	96	1,177
ExlService Holdings, Inc. *	420	14,461
Fair Isaac Corp.	410	36,269
Fleetmatics Group plc *	21,993	1,002,441
Forrester Research, Inc.	36,009	1,252,753
Gigamon, Inc. *	377	11,095
Global Cash Access Holdings, Inc. *	785	5,809
Global Sources Ltd. *	230	1,274
Glu Mobile, Inc. *	631	4,266
Gogo, Inc. *	544	11,500
GrubHub, Inc. *	189	7,781
GTT Communications, Inc. *	179	3,269
Guidance Software, Inc. *	246	1,437
Guidewire Software, Inc. *	703	35,115
Heartland Payment Systems, Inc.	470	23,923
Higher One Holdings, Inc. *	570	1,602
IGATE Corp. *	336	15,980
Imperva, Inc. *	182	8,303
Infoblox, Inc. *	497	11,709
Interactive Intelligence Group, Inc. *	204	8,972
Internap Corp. *	100,269	942,529
Intralinks Holdings, Inc. *	807	7,909
j2 Global, Inc.	490	33,991
Jive Software, Inc. *	313	1,684
Kofax, Ltd. *	496	5,471
Limelight Networks, Inc. *	612	2,264
Lionbridge Technologies, Inc. *	447	2,481
Liquidity Services, Inc. *	238	2,228
LivePerson, Inc. *	533	5,010
LogMeIn, Inc. *	22,611	1,451,174
Luxoft Holding, Inc. *	38	1,970
Manhattan Associates, Inc. *	19,444	1,021,977
ManTech International Corp., Class A	165	4,823
Marchex, Inc., Class B	207	880
Marin Software, Inc. *	27,291	164,838
Marketo, Inc. *	239	6,800
MAXIMUS, Inc.	35,902	2,298,087
Mentor Graphics Corp.	1,019	24,385
MicroStrategy, Inc., Class A *	122	22,219
Millennial Media, Inc. *	703	1,090
MobileIron, Inc. *	159	957
Model N, Inc. *	157	1,845
ModusLink Global Solutions, Inc. *	891	3,118
MoneyGram International, Inc. *	348	2,697
Monotype Imaging Holdings, Inc.	481	15,589
Monster Worldwide, Inc. *	941	5,542
NetScout Systems, Inc. *	369	15,166
NeuStar, Inc., Class A *	653	19,590

See financial notes 25

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
NIC, Inc.	599	10,183
Pegasystems, Inc.	525	11,308
Perficient, Inc. *	270	5,570
Progress Software Corp. *	541	14,282
Proofpoint, Inc. *	18,344	990,209
PROS Holdings, Inc. *	257	5,713
Q2 Holdings, Inc. *	116	2,361
QAD, Inc., Class A	148	3,608
Qlik Technologies, Inc. *	1,093	38,025
Qualys, Inc. *	152	7,527
QuinStreet, Inc. *	551	2,992
Rally Software Development Corp. *	231	3,340
RealNetworks, Inc. *	271	1,780
RealPage, Inc. *	505	10,019
Reis, Inc.	91	2,068
RetailMeNot, Inc. *	286	5,257
Rightside Group Ltd. *	75	611
Rocket Fuel, Inc. *	170	1,362
Rosetta Stone, Inc. *	128	1,070
Rovi Corp. *	49,550	917,170
Sapiens International Corp. N.V. *	293	2,558
Science Applications International Corp.	375	18,787
SciQuest, Inc. *	370	5,687
Seachange International, Inc. *	550	3,690
ServiceSource International, Inc. *	546	1,949
Shutterstock, Inc. *	38,853	2,622,189
Silver Spring Networks, Inc. *	299	2,906
SPS Commerce, Inc. *	166	10,833
SS&C Technologies Holdings, Inc.	635	38,208
Stamps.com, Inc. *	166	10,274
Sykes Enterprises, Inc. *	329	8,235
Synchronoss Technologies, Inc. *	435	19,958
Syntel, Inc. *	374	16,837
Take-Two Interactive Software, Inc. *	1,059	25,098
Tangoe, Inc. *	530	7,250
TechTarget, Inc. *	391	4,231
TeleCommunication Systems, Inc., Class A *	440	1,373
Telenav, Inc. *	470	3,929
TeleTech Holdings, Inc.	251	6,511
Textura, Corp. *	171	4,475
The Hackett Group, Inc.	327	3,139
The Rubicon Project, Inc. *	125,764	2,197,097
The Ultimate Software Group, Inc. *	293	48,702
TiVo, Inc. *	1,233	13,625
Travelzoo, Inc. *	203	2,667
Tremor Video, Inc. *	389	973
Tyler Technologies, Inc. *	384	46,829
Unisys Corp. *	582	12,670
Unwired Planet, Inc. *	802	473
VASCO Data Security International, Inc. *	391	9,939
VeriFone Systems, Inc. *	25,980	929,305
Verint Systems, Inc. *	576	35,384
VirnetX Holding Corp. *	369	2,384
Virtusa Corp. *	19,961	794,448
Vringo, Inc. *	563	349
Web.com Group, Inc. *	705	12,951
WebMD Health Corp. *	371	16,380
WEX, Inc. *	443	49,931
Wix.com Ltd. *	132	2,570
XO Group, Inc. *	322	5,236
Xoom Corp. *	297	5,248
Zix Corp. *	1,200	5,112

		24,683,359

Technology Hardware & Equipment 5.3%
ADTRAN, Inc.	544	9,036
Agilysys, Inc. *	137	1,289
Alliance Fiber Optic Products, Inc.	175	3,213
Anixter International, Inc. *	285	20,121
Applied Optoelectronics, Inc. *	98	1,399
Aruba Networks, Inc. *	21,122	519,812
Badger Meter, Inc.	136	8,462
Bel Fuse, Inc., Class B	120	2,464
Belden, Inc.	34,293	2,878,897
Benchmark Electronics, Inc. *	533	12,541
Black Box Corp.	134	2,667
CalAmp Corp. *	31,924	629,222
Calix, Inc. *	848	6,267
Checkpoint Systems, Inc.	467	4,838
Ciena Corp. *	1,221	26,007
Clearfield, Inc. *	106	1,436
Cognex Corp. *	862	38,695
Coherent, Inc. *	15,264	915,840
Comtech Telecommunications Corp.	298	8,612
Control4 Corp. *	33,993	398,398
Cray, Inc. *	415	11,657
CTS Corp.	176	3,157
CUI Global, Inc. *	193	1,063
Daktronics, Inc.	790	8,477
Diebold, Inc.	42,640	1,482,593
Dot Hill Systems Corp. *	445	2,795
DTS, Inc. *	346	12,404
Electro Rent Corp.	245	2,656
Electro Scientific Industries, Inc.	263	1,499
Electronics for Imaging, Inc. *	400	16,692
Emulex Corp. *	794	6,368
Extreme Networks, Inc. *	1,418	3,573
Fabrinet *	249	4,509
FARO Technologies, Inc. *	117	4,660
FEI Co.	463	34,938
Finisar Corp. *	1,413	28,726
GSI Group, Inc. *	370	4,914
Harmonic, Inc. *	788	5,524
II-VI, Inc. *	798	14,196
Immersion Corp. *	129	1,397
Infinera Corp. *	1,225	23,030
Insight Enterprises, Inc. *	288	8,243
InterDigital, Inc.	486	26,594
Intevac, Inc. *	212	1,026
InvenSense, Inc. *	666	9,937
Itron, Inc. *	317	11,368
Ixia *	465	5,571
Kemet Corp. *	1,092	4,717
Kimball Electronics, Inc. *	123	1,573
KVH Industries, Inc. *	129	1,740
Littelfuse, Inc.	273	26,751
Maxwell Technologies, Inc. *	343	1,921
Mercury Systems, Inc. *	600	8,286
Mesa Laboratories, Inc.	31	2,632
Methode Electronics, Inc.	461	19,574

26 See financial notes

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
MTS Systems Corp.	124	8,752
Multi-Fineline Electronix, Inc. *	162	3,788
NETGEAR, Inc. *	527	15,952
Newport Corp. *	655	12,491
Nimble Storage, Inc. *	59	1,443
Numerex Corp., Class A *	148	1,627
Oclaro, Inc. *	788	1,513
OSI Systems, Inc. *	237	15,929
Park Electrochemical Corp.	140	3,041
ParkerVision, Inc. *	408	277
PC Connection, Inc.	112	2,720
Plantronics, Inc.	482	25,676
Plexus Corp. *	453	19,502
Polycom, Inc. *	1,014	13,233
Procera Networks, Inc. *	410	4,719
QLogic Corp. *	849	12,480
Quantum Corp. *	1,535	3,085
RealD, Inc. *	627	7,700
Rofin-Sinar Technologies, Inc. *	393	9,298
Rogers Corp. *	112	8,144
Ruckus Wireless, Inc. *	37,169	434,134
Sanmina Corp. *	993	20,188
ScanSource, Inc. *	36,686	1,461,937
ShoreTel, Inc. *	692	4,816
Silicon Graphics International Corp. *	411	3,333
Sonus Networks, Inc. *	415	3,287
Speed Commerce, Inc. *	612	185
Super Micro Computer, Inc. *	479	13,781
SYNNEX Corp.	12,477	954,491
TESSCO Technologies, Inc.	65	1,643
TTM Technologies, Inc. *	856	8,004
Ubiquiti Networks, Inc.	270	7,714
Universal Display Corp. *	493	21,727
ViaSat, Inc. *	418	25,130
Violin Memory, Inc. *	593	2,022
Vishay Precision Group, Inc. *	109	1,555

		10,429,294

Telecommunication Services 2.0%
8x8, Inc. *	83,452	728,536
Atlantic Tele-Network, Inc.	34	2,245
Cincinnati Bell, Inc. *	1,940	6,654
Cogent Communications Holdings, Inc.	575	20,119
Consolidated Communications Holdings, Inc.	541	11,399
FairPoint Communications, Inc. *	420	8,282
General Communication, Inc., Class A *	408	6,471
Globalstar, Inc. *	2,732	7,076
Hawaiian Telcom Holdco, Inc. *	69	1,817
IDT Corp., Class B	265	4,513
inContact, Inc. *	305,350	3,160,373
Inteliquent, Inc.	360	6,844
Intelsat S.A. *	128	1,612
Iridium Communications, Inc. *	770	7,831
Lumos Networks Corp.	101	1,428
magicJack VocalTec Ltd. *	140	910
NTELOS Holdings Corp.	106	616
Premiere Global Services, Inc. *	787	8,035
RingCentral, Inc., Class A *	263	4,531
Shenandoah Telecommunications Co.	209	7,202
Spok Holdings, Inc.	257	4,838
Vonage Holdings Corp. *	1,484	6,871

		4,008,203

Transportation 0.6%
Air Transport Services Group, Inc. *	834	7,773
Allegiant Travel Co.	131	20,143
ArcBest Corp.	334	11,924
Atlas Air Worldwide Holdings, Inc. *	244	11,893
Baltic Trading Ltd.	361	513
Celadon Group, Inc.	131	3,385
Echo Global Logistics, Inc. *	281	8,121
Forward Air Corp.	423	21,306
Golden Ocean Group Ltd.	271	1,350
Hawaiian Holdings, Inc. *	698	16,110
Heartland Express, Inc.	569	11,903
Hub Group, Inc., Class A *	309	12,329
International Shipholding Corp.	71	780
JetBlue Airways Corp. *	2,408	49,436
Knight Transportation, Inc.	414	11,965
Marten Transport Ltd.	113	2,515
Matson, Inc.	322	13,041
Navios Maritime Holdings, Inc.	675	2,558
P.A.M. Transportation Services, Inc. *	48	2,812
Park-Ohio Holdings Corp.	53	2,455
Patriot Transportation Holding, Inc. *	18	465
Quality Distribution, Inc. *	198	1,964
Republic Airways Holdings, Inc. *	835	10,220
Roadrunner Transportation Systems, Inc. *	377	9,225
Safe Bulkers, Inc.	243	870
Saia, Inc. *	260	10,595
Scorpio Bulkers, Inc. *	1,065	2,567
SkyWest, Inc.	318	4,341
Swift Transportation Co. *	1,082	26,184
Ultrapetrol Bahamas Ltd. *	1,100	1,364
Universal Truckload Services, Inc.	73	1,551
UTi Worldwide, Inc. *	87,695	791,886
Virgin America, Inc. *	92	2,644
Werner Enterprises, Inc.	613	16,471
Wesco Aircraft Holdings, Inc. *	447	7,009
XPO Logistics, Inc. *	615	29,827
YRC Worldwide, Inc. *	330	5,148

		1,134,643

Utilities 1.7%
Abengoa Yield plc	477	16,175
ALLETE, Inc.	473	23,792
American States Water Co.	458	17,583
Artesian Resources Corp., Class A	311	6,699
Atlantic Power Corp.	1,045	3,396
Avista Corp.	743	24,237
Black Hills Corp.	521	25,680
California Water Service Group	444	10,598
Chesapeake Utilities Corp.	55	2,628
Cleco Corp.	725	39,404
Connecticut Water Service, Inc.	59	2,124
Dynegy, Inc. *	1,243	41,355
El Paso Electric Co.	450	16,744

See financial notes 27

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
IDACORP, Inc.	546	32,940
MGE Energy, Inc.	265	10,992
Middlesex Water Co.	87	1,981
New Jersey Resources Corp.	22,588	689,160
Northwest Natural Gas Co.	361	16,859
NorthWestern Corp.	410	21,357
NRG Yield, Inc., Class A	207	10,184
ONE Gas, Inc.	395	16,578
Ormat Technologies, Inc.	322	11,782
Otter Tail Corp.	409	12,233
Pattern Energy Group, Inc.	325	9,418
Piedmont Natural Gas Co., Inc.	872	32,648
PNM Resources, Inc.	904	25,113
Portland General Electric Co.	1,011	35,547
SJW Corp.	65	1,901
South Jersey Industries, Inc.	425	22,419
Southwest Gas Corp.	511	28,105
TerraForm Power, Inc., Class A *	175	6,918
The Empire District Electric Co.	430	10,135
The Laclede Group, Inc.	20,325	1,055,477
The York Water Co.	254	6,391
UIL Holdings Corp.	680	33,918
Unitil Corp.	84	2,873
Vivint Solar, Inc. *	386	5,450
WGL Holdings, Inc.	18,565	1,021,262

		3,352,056

Total Common Stock
(Cost $162,091,495)		190,004,547

Other Investment Companies 4.2% of net assets

Equity Fund 0.1%
iShares Russell 2000 ETF	1,016	123,098

Money Market Fund 4.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	8,131,423	8,131,423

Total Other Investment Companies
(Cost $8,256,591)		8,254,521

Rights 0.0% of net assets

Automobiles & Components 0.0%
Contra Furiex Pharmaceuticals CVR *(d)(e)	66	645

Telecommunication Services 0.0%
Contra Leap Wireless CVR *(d)(e)	861	2,169

Total Rights
(Cost $2,814)		2,814

Warrants 0.0% of net assets

Energy 0.0%
Magnum Hunter Resources Corp. *(d)(e)	129	—

Total Warrants
(Cost $—)		—

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.0% of net assets

U.S. Treasury Obligation 0.0%
U.S. Treasury Bill
0.09%, 06/04/15 (a)(b)	6,000	6,000

Total Short-Term Investment
(Cost $6,000)		6,000

End of Investments.

At 04/30/15, the tax basis cost of the fund’s investments was $170,416,424 and the unrealized appreciation and depreciation were $37,021,823 and ($9,170,365), respectively, with a net unrealized appreciation of $27,851,458.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	The rate shown is the purchase yield.
(c)	The rate shown is the 7-day yield.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(e)	Illiquid security. At the period end, the value of these amounted to $2,814 or 0.0% of net assets.

ADR —	American Depositary Receipt
CVR —	Contingent Value Rights
ETF —	Exchange Traded Fund
REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 04/30/15:

		Contract	Unrealized
	Number of	Value	Depreciation
	Contracts	($)	($)

Futures Contracts

Russell 2000 Index, mini, Long, expires 06/19/15	13	1,581,320	(21,925)

28 See financial notes

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2015 (see financial note 2(a) for additional information):

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$190,004,547	$—	$—	$190,004,547
Other Investment Companies[1]	8,254,521	—	—	8,254,521
Rights[1]	—	—	2,814	2,814
Warrants[1]	—	—	—	—
Short-Term Investment[1]	—	6,000	—	6,000

Total	$198,259,068	$6,000	$2,814	$198,267,882

Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($21,925)	$—	$—	($21,925)

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	April 30,
Investments in Securities	2014	(Losses)	(Depreciation)	Purchases	Sales	in	out	2015

Rights	$2,814	$—	$—	$—	$—	$—	$—	$2,814

Total	$2,814	$—	$—	$—	$—	$—	$—	$2,814

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2015.

See financial notes 29

 Laudus Small-Cap MarketMasters Fund

Statement of
Assets and Liabilities
As of April 30, 2015; unaudited

Assets

Investments, at value (cost $170,356,900)		$198,267,882
Cash		33,930
Deposit with broker for futures contracts		183,400
Receivables:
Investments sold		4,517,228
Fund shares sold		221,500
Dividends		97,635
Prepaid expenses	+	7,530

Total assets		203,329,105

Liabilities

Payables:
Investments bought		867,812
Investment adviser and administrator fees		41,074
Shareholder service fees		4,396
Fund shares redeemed		4,906,934
Variation margin on futures contracts		43,720
Accrued expenses	+	43,493

Total liabilities		5,907,429

Net Assets

Total assets		203,329,105
Total liabilities	−	5,907,429

Net assets		$197,421,676

Net Assets by Source
Capital received from investors		169,372,861
Net investment income not yet distributed		21,994
Net realized capital gains		137,764
Net unrealized capital appreciation		27,889,057

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV
Investor Shares	$70,077,667		3,758,872		$18.64
Select Shares	$127,344,009		6,717,863		$18.96

30 See financial notes

 Laudus Small-Cap MarketMasters Fund

Statement of
Operations
For the period November 1, 2014 through April 30, 2015; unaudited

Investment Income

Dividends (net of foreign withholding taxes of $149)		$3,176,216
Interest	+	15

Total investment income		3,176,231

Expenses

Investment adviser and administrator fees		1,153,049
Shareholder service fees:
Investor Shares		86,201
Select Shares		125,707
Portfolio accounting fees		29,079
Transfer agent fees		23,846
Custodian fees		21,958
Professional fees		21,190
Registration fees		12,481
Shareholder reports		10,459
Independent trustees’ fees		3,555
Interest expense		6
Other expenses	+	5,174

Total expenses		1,492,705
Expense reduction by CSIM and its affiliates	−	257,609

Net expenses	−	1,235,096

Net investment income		1,941,135

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(177,025)
Net realized gains on futures contracts	+	502,441

Net realized gains		325,416
Net change in unrealized appreciation (depreciation) on investments		9,304,924
Net change in unrealized appreciation (depreciation) on futures contracts	+	(178,544)

Net change in unrealized appreciation (depreciation)	+	9,126,380

Net realized and unrealized gains		9,451,796

Increase in net assets resulting from operations		$11,392,931

See financial notes 31

 Laudus Small-Cap MarketMasters Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/14-4/30/15			11/1/13-10/31/14
Net investment income (loss)		$1,941,135	($333,865)
Net realized gains		325,416	26,752,312
Net change in unrealized appreciation (depreciation)	+	9,126,380	(17,949,435)

Increase in net assets from operations		11,392,931	8,469,012
Distributions from net investment income
Investor Shares		(112,615)	—
Select Shares	+	(400,670)	—

Total distributions from net investment income		(513,285)	—

Distributions from net realized gains
Investor Shares		(1,348,302)	—
Select Shares	+	(2,370,239)	—

Total distributions from net realized gains		(3,718,541)	—

Total distributions		($4,231,826)	$—

Transactions in Fund Shares

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		61,072	$1,127,001	72,396	$1,292,414
Select Shares	+	589,889	10,795,048	1,598,068	28,503,925

Total shares sold		650,961	$11,922,049	1,670,464	$29,796,339

Shares Reinvested
Investor Shares		76,269	$1,302,677	—	$—
Select Shares	+	156,402	2,715,136	—	—

Total shares reinvested		232,671	$4,017,813	—	$—

Shares Redeemed
Investor Shares		(291,532)	($5,348,620)	(547,678)	($9,687,773)
Select Shares	+	(689,245)	(12,911,878)	(1,362,207)	(24,624,208)

Total shares redeemed		(980,777)	($18,260,498)	(1,909,885)	($34,311,981)

Net transactions in fund shares		(97,145)	($2,320,636)	(239,421)	($4,515,642)

Shares Outstanding and Net Assets

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		10,573,880	$192,581,207	10,813,301	$188,627,837
Total increase or decrease	+	(97,145)	4,840,469	(239,421)	3,953,370

End of period		10,476,735	$197,421,676	10,573,880	$192,581,207

Net investment income not yet distributed/Distributions in excess of net investment income			$21,994		($1,405,856)

32 See financial notes

Laudus International MarketMasters Fund

Financial Statements

Financial Highlights

	11/1/14–		11/1/13–	11/1/12–	11/1/11–	11/1/10–	11/1/09–
Investor Shares	4/30/15*		10/31/14	10/31/13	10/31/12	10/31/11	10/31/10

Per-Share Data ($)

Net asset value at beginning of period	22.95		23.68	19.03	17.45	18.36	15.04

Income (loss) from investment operations:
Net investment income (loss)	0.06	[1]	0.25	0.23	0.21	0.16	0.09
Net realized and unrealized gains (losses)	1.34		(0.66)	4.85	1.52	(0.85)	3.41

Total from investment operations	1.40		(0.41)	5.08	1.73	(0.69)	3.50
Less distributions:
Distributions from net investment income	(0.32)		(0.32)	(0.43)	(0.15)	(0.22)	(0.18)

Net asset value at end of period	24.03		22.95	23.68	19.03	17.45	18.36

Total return (%)	6.23	[2]	(1.73)	27.23	10.05	(3.87)	23.47

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.40	[3]	1.40	1.40	1.53 [4]	1.59	1.60
Gross operating expenses	1.59	[3]	1.59	1.60	1.62	1.60	1.62
Net investment income (loss)	0.55	[3]	1.06	1.10	1.19	0.80	0.53
Portfolio turnover rate	31	[2]	74	65	68	78	83
Net assets, end of period ($ x 1,000,000)	626		631	675	592	665	849

	11/1/14–		11/1/13–	11/1/12–	11/1/11–	11/1/10–	11/1/09–
Select Shares	4/30/15*		10/31/14	10/31/13	10/31/12	10/31/11	10/31/10

Per-Share Data ($)

Net asset value at beginning of period	22.95		23.68	19.03	17.46	18.38	15.05

Income (loss) from investment operations:
Net investment income (loss)	0.08	[1]	0.28	0.28	0.25	0.19	0.10
Net realized and unrealized gains (losses)	1.33		(0.65)	4.83	1.50	(0.86)	3.43

Total from investment operations	1.41		(0.37)	5.11	1.75	(0.67)	3.53
Less distributions:
Distributions from net investment income	(0.35)		(0.36)	(0.46)	(0.18)	(0.25)	(0.20)

Net asset value at end of period	24.01		22.95	23.68	19.03	17.46	18.38

Total return (%)	6.32	[2]	(1.57)	27.43	10.20	(3.76)	23.68

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.25	[3]	1.25	1.25	1.37 [4]	1.45	1.48 [5]
Gross operating expenses	1.51	[3]	1.47	1.44	1.47	1.47	1.50
Net investment income (loss)	0.70	[3]	1.20	1.26	1.40	0.99	0.69
Portfolio turnover rate	31	[2]	74	65	68	78	83
Net assets, end of period ($ x 1,000,000)	1,569		1,592	1,590	1,062	961	948

* Unaudited.

1 Calculated based on the average shares outstanding during the period.
2 Not annualized.
3 Annualized.
4 Effective June 6, 2012, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/12 is a blended ratio.
5 The ratio of net operating expenses would have been 1.47% if certain non-routine expenses had not been incurred.

See financial notes 33

 Laudus International MarketMasters Fund

Portfolio Holdings as of April 30, 2015 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund’s website at www.csimfunds.com/laudusfunds_prospectus.

		Cost	Value
Holdings by Category		($)	($)

95.8%	Common Stock	1,762,902,580	2,103,988,678
0.3%	Preferred Stock	5,716,195	6,218,156
3.4%	Other Investment Companies	75,274,469	74,166,751
0.0%	Rights	19,061	19,665
0.0%	Short-Term Investments	44,996	45,000

99.5%	Total Investments	1,843,957,301	2,184,438,250
0.5%	Other Assets and Liabilities, Net		10,768,140

100.0%	Net Assets		2,195,206,390

	Number	Value
Security	of Shares	($)

Common Stock 95.8% of net assets

Australia 3.7%

Banks 0.2%
Australia & New Zealand Banking Group Ltd.	108,780	2,910,720
Bank of Queensland Ltd.	2,681	27,531
Bendigo & Adelaide Bank Ltd.	3,249	30,927
Commonwealth Bank of Australia	13,186	922,980
National Australia Bank Ltd.	19,145	554,350
Westpac Banking Corp.	25,286	726,484

		5,172,992

Capital Goods 0.0%
CIMIC Group Ltd.	776	12,850

Commercial & Professional Supplies 0.0%
ALS Ltd.	2,658	10,979
Brambles Ltd.	12,712	108,353
Seek Ltd.	2,421	30,966

		150,298

Consumer Services 0.8%
Aristocrat Leisure Ltd.	1,069,340	6,989,554
Crown Resorts Ltd.	2,906	29,757
Flight Centre Travel Group Ltd.	377	12,893
Invocare Ltd.	582,471	6,155,491
Slater & Gordon Ltd.	583,960	2,924,146
Tabcorp Holdings Ltd.	5,406	20,768
Tatts Group Ltd.	10,662	33,963

		16,166,572

Diversified Financials 0.4%
ASX Ltd.	1,575	52,316
Macquarie Group Ltd.	38,224	2,342,080
Magellan Financial Group Ltd.	343,830	5,396,228
Platinum Asset Management Ltd.	1,696	10,094

		7,800,718

Energy 0.0%
Caltex Australia Ltd.	2,190	61,079
Origin Energy Ltd.	8,976	89,721
Santos Ltd.	7,948	51,760
Woodside Petroleum Ltd.	6,031	166,318
WorleyParsons Ltd.	2,058	18,491

		387,369

Food & Staples Retailing 0.0%
Wesfarmers Ltd.	9,137	314,946
Woolworths Ltd.	10,227	237,447

		552,393

Food, Beverage & Tobacco 0.0%
Coca-Cola Amatil Ltd.	4,658	37,710
Treasury Wine Estates Ltd.	6,454	28,306

		66,016

Health Care Equipment & Services 0.0%
Cochlear Ltd.	419	27,590
Healthscope Ltd.	9,119	20,436
Ramsay Health Care Ltd.	1,049	51,712
Sonic Healthcare Ltd.	3,097	48,536

		148,274

Insurance 0.4%
AMP Ltd.	1,563,186	7,918,275
Insurance Australia Group Ltd.	19,045	87,284
Medibank Pvt Ltd. *	22,305	38,943
QBE Insurance Group Ltd.	10,914	117,716
Suncorp Group Ltd.	10,464	108,212

		8,270,430

Materials 1.0%
Alumina Ltd.	18,530	22,485
Amcor Ltd.	9,814	104,481
BHP Billiton Ltd.	26,121	667,036
Boral Ltd.	6,426	32,010
Fortescue Metals Group Ltd.	12,428	20,995
Iluka Resources Ltd.	4,224	26,917
Incitec Pivot Ltd.	12,206	38,333
Independence Group NL	992,380	4,630,701
Newcrest Mining Ltd. *	6,234	69,880
Orica Ltd.	614,381	9,736,500
Pact Group Holdings Ltd.	1,628,645	5,293,894
Rio Tinto Ltd.	3,544	159,754

		20,802,986

Media 0.0%
REA Group Ltd.	19,532	726,501

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
CSL Ltd.	3,895	279,206

Real Estate 0.8%
Charter Hall Retail REIT	2,363,684	8,029,767
Dexus Property Group	7,364	42,789
Federation Centres	14,474	33,628
Goodman Group	13,831	67,867

34 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Lend Lease Group	81,119	1,024,961
Mirvac Group	30,029	47,573
Novion Property Group	16,560	32,208
Scentre Group	43,302	127,553
Shopping Centres Australasia Property Group	4,411,261	7,409,893
Stockland	18,630	65,112
The GPT Group	13,708	48,311
Westfield Corp.	16,056	119,373

		17,049,035

Retailing 0.0%
Harvey Norman Holdings Ltd.	3,492	12,110

Software & Services 0.0%
Computershare Ltd.	3,845	37,298

Telecommunication Services 0.1%
Telstra Corp., Ltd.	538,081	2,645,045
TPG Telecom Ltd.	2,113	14,825

		2,659,870

Transportation 0.0%
Asciano Ltd.	7,933	41,219
Aurizon Holdings Ltd.	17,383	66,362
Qantas Airways Ltd. *	6,878	18,385
Sydney Airport	8,660	36,788
Toll Holdings Ltd.	5,585	39,529
Transurban Group	14,652	114,551

		316,834

Utilities 0.0%
AGL Energy Ltd.	5,376	64,494
APA Group	9,027	68,271
AusNet Services	11,439	13,301

		146,066

		80,757,818

Austria 0.3%

Banks 0.0%
Erste Group Bank AG	2,235	63,102
Raiffeisen Bank International AG	1,296	21,514

		84,616

Capital Goods 0.0%
ANDRITZ AG	570	33,372

Energy 0.0%
OMV AG	1,175	39,108

Insurance 0.0%
Vienna Insurance Group AG Wiener Versicherung Gruppe	293	11,660

Materials 0.0%
voestalpine AG	912	38,184

Real Estate 0.0%
IMMOFINANZ AG *	6,832	20,552

Semiconductors & Semiconductor Equipment 0.3%
ams AG	137,670	7,484,754

		7,712,246

Belgium 0.3%

Banks 0.0%
KBC Groep N.V. *	2,037	134,021

Diversified Financials 0.0%
Groupe Bruxelles Lambert S.A.	645	56,619

Food & Staples Retailing 0.0%
Colruyt S.A.	560	26,467
Delhaize Group S.A.	833	67,057

		93,524

Food, Beverage & Tobacco 0.1%
Anheuser-Busch InBev N.V.	6,540	796,234

Insurance 0.0%
Ageas	1,774	66,653

Materials 0.1%
Nyrstar N.V. *	730,303	2,871,969
Solvay S.A.	482	70,972
Umicore S.A.	803	39,914

		2,982,855

Media 0.1%
Telenet Group Holding N.V. *	24,086	1,447,456

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
UCB S.A.	1,028	74,050

Telecommunication Services 0.0%
Belgacom S.A.	1,215	45,252

		5,696,664

Brazil 0.4%

Food, Beverage & Tobacco 0.2%
Ambev S.A. ADR	538,966	3,411,655

Insurance 0.1%
BB Seguridade Participacoes S.A.	151,300	1,770,134

Real Estate 0.1%
Iguatemi Empresa de Shopping Centers S.A.	310,300	2,780,696

		7,962,485

Canada 4.7%

Automobiles & Components 0.2%
Linamar Corp.	80,750	4,796,142

Banks 0.1%
The Toronto-Dominion Bank	33,252	1,535,132

Capital Goods 0.4%
CAE, Inc.	694,905	8,622,236

Commercial & Professional Supplies 0.2%
Ritchie Bros. Auctioneers, Inc.	147,234	3,725,697

Diversified Financials 0.1%
CI Financial Corp.	63,450	1,864,846

Energy 1.6%
Canadian Natural Resources Ltd.	168,423	5,596,418
Enbridge, Inc.	95,646	4,999,119
Pason Systems, Inc.	143,739	2,587,659
Raging River Exploration, Inc. *	789,700	6,185,383
Spartan Energy Corp. *	1,646,318	4,653,083

See financial notes 35

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Suncor Energy, Inc.	162,900	5,304,883
Whitecap Resources, Inc.	474,500	5,879,631

		35,206,176

Food & Staples Retailing 0.1%
Alimentation Couche-Tard, Inc., Class B	57,362	2,195,588

Food, Beverage & Tobacco 0.1%
Saputo, Inc.	62,081	1,839,532

Insurance 0.0%
Intact Financial Corp.	12,648	974,205

Materials 0.5%
CCL Industries, Inc., Class B	76,890	8,839,960
Interfor Corp. *	205,330	2,939,121

		11,779,081

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Concordia Healthcare Corp.	128,670	9,022,364
Valeant Pharmaceuticals International, Inc. *	4,676	1,014,365

		10,036,729

Real Estate 0.5%
Brookfield Asset Management, Inc., Class A	51,468	2,771,552
FirstService Corp.	54,130	3,543,462
Morguard Real Estate Investment Trust	135,490	1,945,037
Northern Property Real Estate Investment Trust	173,400	3,607,410

		11,867,461

Retailing 0.1%
Dollarama, Inc.	27,852	1,599,326

Software & Services 0.2%
Constellation Software, Inc.	1,983	777,422
The Descartes Systems Group, Inc. *	287,490	4,320,094

		5,097,516

Transportation 0.1%
Canadian National Railway Co.	22,849	1,474,217
Canadian Pacific Railway Ltd.	7,755	1,477,948

		2,952,165

		104,091,832

China 3.4%

Automobiles & Components 0.5%
Brilliance China Automotive Holdings Ltd.	376,000	705,650
Nexteer Automotive Group Ltd. (f)	9,163,000	10,327,665

		11,033,315

Banks 0.1%
China Merchants Bank Co., Ltd., Class H	818,000	2,455,342

Capital Goods 0.1%
EVA Precision Industrial Holdings Ltd.	9,128,000	2,962,442

Energy 0.1%
CNOOC Ltd.	996,000	1,698,391

Food, Beverage & Tobacco 0.2%
Biostime International Holdings Ltd.	903,500	4,141,037

Insurance 0.3%
Ping An Insurance (Group) Co. of China Ltd., Class H	476,500	6,814,539

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Lijun International Pharmaceutical Holding Co., Ltd.	6,230,000	2,756,080
WuXi PharmaTech Cayman, Inc. ADR *	19,868	857,702

		3,613,782

Real Estate 0.1%
China Overseas Land & Investment Ltd.	550,000	2,290,959

Retailing 0.1%
Vipshop Holdings Ltd. ADR *	67,049	1,896,816

Semiconductors & Semiconductor Equipment 0.2%
Xinyi Solar Holdings Ltd.	11,800,000	4,125,726

Software & Services 0.4%
Alibaba Group Holding Ltd. ADR *	13,516	1,098,716
Baidu, Inc. ADR *	8,020	1,606,245
NetEase, Inc. ADR	17,188	2,203,330
Tencent Holdings Ltd.	207,100	4,274,310
YY, Inc. ADR *	10,560	671,194

		9,853,795

Technology Hardware & Equipment 0.9%
Lenovo Group Ltd.	2,134,000	3,669,563
PAX Global Technology Ltd. *	6,400,000	9,297,900
Wasion Group Holdings Ltd.	3,616,000	5,702,038

		18,669,501

Utilities 0.2%
CT Environmental Group Ltd.	3,148,000	4,410,336

		73,965,981

Denmark 1.7%

Banks 0.1%
Danske Bank A/S	5,332	151,219
Sydbank A/S	78,730	2,955,374

		3,106,593

Capital Goods 0.0%
Vestas Wind Systems A/S	1,792	81,281

Commercial & Professional Supplies 0.0%
ISS A/S	1,179	39,825

Consumer Durables & Apparel 0.2%
Pandora A/S	31,562	3,262,295

Food, Beverage & Tobacco 0.3%
Carlsberg A/S, Class B	870	79,317
Royal Unibrew A/S *	31,880	6,103,034

		6,182,351

Health Care Equipment & Services 0.1%
Coloplast A/S, Class B	21,013	1,715,167
William Demant Holding A/S *	203	16,700

		1,731,867

36 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Insurance 0.0%
Tryg A/S	172	18,678

Materials 0.8%
Chr. Hansen Holding A/S	311,947	15,101,972
Novozymes A/S, B Shares	34,994	1,614,501

		16,716,473

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Novo Nordisk A/S, Class B	86,767	4,871,158

Telecommunication Services 0.0%
TDC A/S	6,604	50,279

Transportation 0.0%
AP Moeller - Maersk A/S, Series A	31	59,765
AP Moeller - Maersk A/S, Series B	58	115,106
DSV A/S	1,440	49,953

		224,824

		36,285,624

Finland 0.6%

Automobiles & Components 0.0%
Nokian Renkaat Oyj	828	26,907

Capital Goods 0.3%
Kone Oyj, Class B	55,807	2,400,907
Metso Oyj	828	23,537
Uponor Oyj	250,345	3,855,254
Wartsila Oyj Abp	1,183	54,276

		6,333,974

Energy 0.0%
Neste Oil Oyj	995	27,062

Insurance 0.3%
Sampo Oyj, A Shares	151,353	7,333,695

Materials 0.0%
Stora Enso Oyj, R Shares	4,106	43,208
UPM-Kymmene Oyj	4,259	77,065

		120,273

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	820	26,813

Technology Hardware & Equipment 0.0%
Nokia Oyj	30,459	205,520

Telecommunication Services 0.0%
Elisa Oyj	1,048	32,106

Utilities 0.0%
Fortum Oyj	3,613	71,347

		14,177,697

France 8.3%

Automobiles & Components 0.3%
Compagnie Generale des Etablissements Michelin	1,515	168,947
Montupet	44,950	3,168,075
Peugeot S.A. *	3,124	59,061
Plastic Omnium S.A.	23,504	654,502
Renault S.A.	1,563	164,455
Valeo S.A.	19,246	3,085,512

		7,300,552

Banks 1.1%
BNP Paribas S.A.	363,756	22,971,653
Credit Agricole S.A.	8,138	126,614
Natixis S.A.	7,451	61,675
Societe Generale S.A.	5,856	292,769

		23,452,711

Capital Goods 0.6%
Alstom S.A. *	1,729	54,315
Bouygues S.A.	1,533	63,290
Compagnie de Saint-Gobain	3,612	164,155
Legrand S.A.	2,160	124,897
LISI (f)	184,429	5,692,796
Rexel S.A.	2,021	38,089
Safran S.A.	89,262	6,522,136
Schneider Electric SE	4,240	316,933
Thales S.A.	743	45,231
Vallourec S.A.	807	19,030
Vinci S.A.	3,932	241,168
Zodiac Aerospace	1,486	54,571

		13,336,611

Commercial & Professional Supplies 0.4%
Bureau Veritas S.A.	2,447	57,621
Edenred	1,654	44,343
Societe BIC S.A.	232	39,739
Teleperformance	119,890	9,012,707

		9,154,410

Consumer Durables & Apparel 1.2%
Christian Dior SE	17,743	3,468,773
Hermes International	4,146	1,563,576
Kering	74,506	13,778,889
LVMH Moet Hennessy Louis Vuitton SE	43,574	7,619,622

		26,430,860

Consumer Services 0.0%
Accor S.A.	1,698	93,109
Sodexo S.A.	767	77,613

		170,722

Diversified Financials 0.0%
Eurazeo S.A.	263	18,825
Wendel S.A.	257	31,566

		50,391

Energy 0.6%
Gaztransport Et Technigaz S.A.	160,197	9,587,454
Technip S.A.	818	55,765
Total S.A.	72,861	3,945,420

		13,588,639

Food & Staples Retailing 0.0%
Carrefour S.A.	4,463	153,879
Casino Guichard Perrachon S.A.	452	39,969

		193,848

Food, Beverage & Tobacco 0.9%
Danone S.A.	163,642	11,841,479
Pernod-Ricard S.A.	60,627	7,534,958

See financial notes 37

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Remy Cointreau S.A.	159	11,963

		19,388,400

Health Care Equipment & Services 0.4%
Essilor International S.A.	26,724	3,255,786
Korian-Medica	178,637	6,099,715

		9,355,501

Household & Personal Products 0.0%
L’Oreal S.A.	2,044	390,079

Insurance 0.3%
AXA S.A.	267,156	6,755,263
CNP Assurances	1,416	25,450
SCOR SE	1,249	44,954

		6,825,667

Materials 0.0%
Air Liquide S.A.	2,799	366,054
Arkema S.A.	477	38,386
Imerys S.A.	265	20,170
Lafarge S.A.	1,519	110,833

		535,443

Media 0.2%
Eutelsat Communications S.A.	1,230	42,883
JC Decaux S.A.	531	20,976
Lagardere S.C.A.	1,178	37,815
Numericable-SFR SAS *	804	44,692
Publicis Groupe S.A.	37,236	3,123,003
Vivendi S.A.	9,843	246,751

		3,516,120

Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Boiron S.A. (f)	58,498	6,527,066
Eurofins Scientific SE	23,968	6,751,419
Sanofi	9,647	981,972

		14,260,457

Real Estate 0.6%
Fonciere Des Regions	232	21,963
Gecina S.A.	226	30,994
ICADE	305	26,528
Klepierre	1,400	67,908
Nexity S.A.	184,020	8,081,497
Unibail-Rodamco SE	12,856	3,549,676

		11,778,566

Semiconductors & Semiconductor Equipment 0.0%
STMicroelectronics N.V.	5,184	41,345

Software & Services 0.4%
Atos SE	644	50,336
Cap Gemini S.A.	44,437	3,959,138
Criteo S.A. ADR *	97,040	4,023,278
Dassault Systemes S.A.	1,011	77,904

		8,110,656

Technology Hardware & Equipment 0.2%
Alcatel-Lucent *	22,888	79,467
Ingenico	34,088	4,277,110

		4,356,577

Telecommunication Services 0.0%
Iliad S.A.	209	49,364
Orange S.A.	15,081	248,404

		297,768

Transportation 0.0%
Aeroports de Paris	237	29,215
Bollore S.A.	7,010	40,063
Groupe Eurotunnel SE - Reg’d	3,802	60,956

		130,234

Utilities 0.4%
Electricite de France S.A.	1,934	49,210
GDF Suez	11,774	239,558
Rubis S.C.A.	118,841	8,074,525
Suez Environnement Co.	2,240	45,686
Veolia Environnement S.A.	3,374	71,394

		8,480,373

		181,145,930

Germany 8.1%

Automobiles & Components 2.1%
Bayerische Motoren Werke AG	155,982	18,400,353
Continental AG	20,933	4,905,745
Daimler AG - Reg’d	166,631	16,021,016
ElringKlinger AG	195,602	5,384,806
Volkswagen AG	236	59,782

		44,771,702

Banks 0.1%
Aareal Bank AG	67,150	2,888,235
Commerzbank AG *	7,871	106,187

		2,994,422

Capital Goods 1.9%
Brenntag AG	36,630	2,197,824
Duerr AG	38,510	3,941,794
GEA Group AG	1,487	71,415
MAN SE	281	30,487
MTU Aero Engines AG	126,460	12,431,844
Norma Group SE	227,069	12,061,372
OSRAM Licht AG	640	33,718
Rational AG	10,911	3,845,366
Siemens AG - Reg’d	6,449	701,535
Stabilus S.A. *(f)	159,754	5,564,170

		40,879,525

Consumer Durables & Apparel 0.1%
adidas AG	19,602	1,606,107
Hugo Boss AG	541	66,570

		1,672,677

Consumer Services 0.0%
TUI AG	3,665	68,340

Diversified Financials 0.2%
Aurelius AG	93,060	4,462,209
Deutsche Bank AG - Reg’d	11,219	358,804
Deutsche Boerse AG	1,570	130,096

		4,951,109

Food & Staples Retailing 0.0%
METRO AG	1,294	46,901

Health Care Equipment & Services 0.0%
Celesio AG	385	11,425
Fresenius Medical Care AG & Co. KGaA	1,760	147,913

38 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Fresenius SE & Co. KGaA	3,071	182,703

		342,041

Household & Personal Products 0.0%
Beiersdorf AG	807	70,197
Henkel AG & Co. KGaA	951	96,332

		166,529

Insurance 0.9%
Allianz SE - Reg’d	117,613	20,019,453
Hannover Rueck SE	482	48,996
Muenchener Rueckversicherungs-Gesellschaft AG - Reg’d	1,407	274,643

		20,343,092

Materials 0.6%
BASF SE	30,401	3,020,279
HeidelbergCement AG	1,146	87,967
K&S AG - Reg’d	1,401	45,672
LANXESS AG	685	36,562
Linde AG	1,510	295,068
Symrise AG	171,848	10,419,724
ThyssenKrupp AG	3,682	97,829

		14,003,101

Media 0.7%
Axel Springer SE	304	16,960
CTS Eventim AG & Co. KGaA	177,600	6,077,268
Kabel Deutschland Holding AG *	176	23,587
ProSiebenSat.1 Media AG - Reg’d	90,960	4,650,526
Stroeer Media SE	123,670	4,572,359

		15,340,700

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Bayer AG - Reg’d	18,969	2,730,257
Merck KGaA	1,051	113,303
QIAGEN N.V. *	161,791	3,890,332

		6,733,892

Real Estate 0.1%
Deutsche Annington Immobilien SE	27,441	921,060
Deutsche Wohnen AG	33,568	880,478

		1,801,538

Retailing 0.3%
Fielmann AG	81,829	5,558,343

Semiconductors & Semiconductor Equipment 0.0%
Infineon Technologies AG	9,171	107,821

Software & Services 0.8%
SAP SE	67,994	5,137,966
United Internet AG - Reg’d	982	43,904
Wirecard AG	279,534	12,276,893

		17,458,763

Telecommunication Services 0.0%
Deutsche Telekom AG - Reg’d	26,105	479,827
Telefonica Deutschland Holding AG	4,887	30,288

		510,115

Transportation 0.0%
Deutsche Lufthansa AG - Reg’d *	1,836	25,322
Deutsche Post AG - Reg’d	7,871	259,178
Fraport AG Frankfurt Airport Services Worldwide	285	18,026

		302,526

Utilities 0.0%
E.ON SE	16,274	253,353
RWE AG	3,980	98,901

		352,254

		178,405,391

Hong Kong 2.2%

Banks 0.0%
BOC Hong Kong (Holdings) Ltd.	30,000	116,362
Hang Seng Bank Ltd.	6,200	120,787
The Bank of East Asia Ltd.	10,200	44,253

		281,402

Capital Goods 0.2%
Haitian International Holdings Ltd.	1,714,000	4,262,954
Hutchison Whampoa Ltd.	17,000	250,485
Noble Group Ltd.	34,000	22,141
NWS Holdings Ltd.	12,000	20,365

		4,555,945

Consumer Durables & Apparel 0.2%
Li & Fung Ltd.	48,000	48,887
Man Wah Holdings Ltd.	2,475,200	3,211,505
Techtronic Industries Co., Ltd.	370,500	1,311,161
Yue Yuen Industrial Holdings Ltd.	6,000	22,798

		4,594,351

Consumer Services 0.3%
Galaxy Entertainment Group Ltd.	19,000	91,312
Melco Crown Entertainment Ltd. ADR	331,400	6,767,188
MGM China Holdings Ltd.	7,600	14,346
Sands China Ltd.	19,600	79,897
Shangri-La Asia Ltd.	8,000	12,133
SJM Holdings Ltd.	15,683	19,884
Wynn Macau Ltd.	12,400	25,100

		7,009,860

Diversified Financials 0.1%
First Pacific Co., Ltd.	24,000	23,286
Hong Kong Exchanges & Clearing Ltd.	66,300	2,527,371

		2,550,657

Food, Beverage & Tobacco 0.0%
WH Group Ltd. *	26,000	18,148

Insurance 0.4%
AIA Group Ltd.	1,372,800	9,129,771

Real Estate 0.2%
CK Hutchison Holdings Ltd.	125,410	2,720,415
Hang Lung Properties Ltd.	18,000	60,850
Henderson Land Development Co., Ltd.	8,294	66,494
Hysan Development Co., Ltd.	6,000	27,724
Kerry Properties Ltd.	6,000	24,488
New World Development Co., Ltd.	42,000	55,707
Sino Land Co., Ltd.	24,000	42,225
Sun Hung Kai Properties Ltd.	13,702	227,570

See financial notes 39

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Swire Pacific Ltd., Class A	5,000	67,436
Swire Properties Ltd.	9,400	32,294
The Link REIT	19,000	117,857
The Wharf Holdings Ltd.	12,349	88,976
Wheelock & Co., Ltd.	7,000	39,416

		3,571,452

Semiconductors & Semiconductor Equipment 0.2%
ASM Pacific Technology Ltd.	241,200	2,692,097

Technology Hardware & Equipment 0.3%
AAC Technologies Holdings, Inc.	1,141,000	6,023,000
China High Precision Automation Group Ltd. *(a)(f)	766,000	—

		6,023,000

Telecommunication Services 0.2%
HKBN Ltd. *	2,947,483	3,810,540
HKT Trust & HKT Ltd.	21,120	28,235
PCCW Ltd.	28,000	18,641

		3,857,416

Transportation 0.1%
Cathay Pacific Airways Ltd.	10,000	25,750
MTR Corp., Ltd.	12,000	58,977
Pacific Basin Shipping Ltd.	6,725,000	2,490,415

		2,575,142

Utilities 0.0%
Cheung Kong Infrastructure Holdings Ltd.	4,574	38,748
CLP Holdings Ltd.	15,500	135,683
Hong Kong & China Gas Co., Ltd.	51,494	122,659
Power Assets Holdings Ltd.	11,500	116,074

		413,164

		47,272,405

India 1.4%

Automobiles & Components 0.3%
Bharat Forge Ltd.	157,730	3,109,415
Maruti Suzuki India Ltd.	18,970	1,111,714
Tata Motors Ltd.	192,235	1,541,084
Tata Motors Ltd., Interim Shares (a)	10,581	84,670

		5,846,883

Banks 0.5%
Axis Bank Ltd.	214,880	1,918,185
HDFC Bank Ltd.	117,079	1,823,686
Housing Development Finance Corp., Ltd.	69,890	1,285,494
IndusInd Bank Ltd.	383,780	4,973,140

		10,000,505

Diversified Financials 0.2%
SKS Microfinance Ltd. *	629,430	4,650,990

Household & Personal Products 0.1%
Hindustan Unilever Ltd.	160,190	2,143,410

Materials 0.0%
UltraTech Cement Ltd.	15,262	641,349

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Sun Pharmaceutical Industries Ltd.	166,474	2,457,102

Real Estate 0.1%
Oberoi Realty Ltd.	719,120	3,035,736

Software & Services 0.1%
Infosys Ltd.	53,658	1,637,895

Transportation 0.0%
Adani Ports & Special Economic Zone Ltd.	153,525	766,258

		31,180,128

Indonesia 0.2%

Banks 0.0%
PT Bank Rakyat Indonesia (Persero) Tbk	959,200	856,374

Retailing 0.2%
PT Matahari Department Store Tbk	3,363,500	4,523,600

		5,379,974

Ireland 1.1%

Banks 0.1%
Bank of Ireland *	220,385	85,195
Permanent TSB Group Holdings plc *	298,164	1,673,967

		1,759,162

Capital Goods 0.0%
Kingspan Group plc	37,303	740,097

Commercial & Professional Supplies 0.6%
Experian plc	693,781	12,391,117

Food, Beverage & Tobacco 0.3%
Glanbia plc (e)	3,091	57,285
Glanbia plc (e)	358,556	6,683,236
Kerry Group plc, Class A	1,287	94,662

		6,835,183

Materials 0.1%
CRH plc	6,589	185,135
Smurfit Kappa Group plc	50,219	1,537,529

		1,722,664

		23,448,223

Israel 1.1%

Banks 0.0%
Bank Hapoalim B.M.	8,587	42,952
Bank Leumi Le-Israel B.M. *	10,786	41,921
Mizrahi Tefahot Bank Ltd. *	884	9,888

		94,761

Capital Goods 0.2%
Caesarstone Sdot-Yam Ltd.	74,520	4,414,565

Energy 0.0%
Delek Group Ltd.	31	8,648

Materials 0.2%
Frutarom Industries Ltd.	116,880	4,970,349
Israel Chemicals Ltd.	3,543	24,789
The Israel Corp., Ltd.	35	12,892

		5,008,030

40 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Teva Pharmaceutical Industries Ltd.	6,954	422,555
Teva Pharmaceutical Industries Ltd. ADR	79,589	4,808,767

		5,231,322

Semiconductors & Semiconductor Equipment 0.2%
Mellanox Technologies Ltd. *	87,810	4,082,287

Software & Services 0.3%
Check Point Software Technologies Ltd. *	70,878	5,916,896
NICE-Systems Ltd.	537	32,279

		5,949,175

Telecommunication Services 0.0%
Bezeq The Israeli Telecommunication Corp., Ltd.	13,894	26,316

		24,815,104

Italy 3.0%

Automobiles & Components 0.0%
Pirelli & C. S.p.A.	1,854	32,078

Banks 1.0%
Banca Monte dei Paschi di Siena S.p.A. *	32,176	19,830
Banco Popolare SC *	2,946	46,575
Intesa Sanpaolo S.p.A.	6,580,154	22,106,031
UniCredit S.p.A.	35,902	257,709
Unione di Banche Italiane S.C.p.A.	6,967	55,300

		22,485,445

Capital Goods 0.3%
Finmeccanica S.p.A. *	3,291	41,990
Interpump Group S.p.A.	361,960	6,086,979
Prysmian S.p.A.	1,487	30,324

		6,159,293

Consumer Durables & Apparel 0.8%
Luxottica Group S.p.A.	1,361	89,631
Prada S.p.A.	1,787,100	9,702,402
Salvatore Ferragamo S.p.A.	220,070	6,843,433

		16,635,466

Diversified Financials 0.9%
Azimut Holding S.p.A.	24,759	726,743
Banca Generali S.p.A.	413,804	13,888,186
EXOR S.p.A.	91,885	4,239,030
Mediobanca S.p.A.	4,816	46,752

		18,900,711

Energy 0.0%
Eni S.p.A.	20,690	396,955
Saipem S.p.A. *	2,112	28,001
Tenaris S.A.	3,841	58,976

		483,932

Insurance 0.0%
Assicurazioni Generali S.p.A.	9,497	185,564
UnipolSai S.p.A.	7,022	19,650

		205,214

Retailing 0.0%
Yoox S.p.A. *	22,677	714,326

Telecommunication Services 0.0%
Telecom Italia S.p.A. *	81,842	96,595
Telecom Italia S.p.A. - RSP	49,011	47,168

		143,763

Transportation 0.0%
Atlantia S.p.A.	3,358	94,444

Utilities 0.0%
Enel Green Power S.p.A.	13,956	27,100
Enel S.p.A.	53,535	253,753
Snam S.p.A.	16,502	85,961
Terna - Rete Elettrica Nationale S.p.A.	12,062	56,864

		423,678

		66,278,350

Japan 15.0%

Automobiles & Components 3.2%
Aisin Seiki Co., Ltd.	1,500	68,592
Bridgestone Corp.	5,300	221,983
Daihatsu Motor Co., Ltd.	1,600	23,177
Denso Corp.	3,900	193,618
F.C.C. Co., Ltd.	234,200	3,799,757
Fuji Heavy Industries Ltd.	151,700	5,072,846
Honda Motor Co., Ltd.	576,007	19,310,842
Isuzu Motors Ltd.	4,800	63,618
Koito Manufacturing Co., Ltd.	885	30,968
Mazda Motor Corp.	4,400	86,249
Mitsubishi Motors Corp.	5,100	46,926
Musashi Seimitsu Industry Co., Ltd.	164,900	3,490,338
NGK Spark Plug Co., Ltd.	1,400	39,205
NHK Spring Co., Ltd.	1,000	11,449
Nifco, Inc.	462,800	16,390,622
Nissan Motor Co., Ltd.	20,200	209,690
NOK Corp.	900	28,283
Stanley Electric Co., Ltd.	1,400	31,413
Sumitomo Electric Industries Ltd.	6,100	86,182
Sumitomo Rubber Industries Ltd.	1,200	22,250
Suzuki Motor Corp.	3,000	96,966
The Yokohama Rubber Co., Ltd.	2,000	21,521
Toyoda Gosei Co., Ltd.	400	9,255
Toyota Industries Corp.	1,314	74,417
Toyota Motor Corp.	291,477	20,289,457
Yamaha Motor Co., Ltd.	2,100	49,418

		69,769,042

Banks 0.4%
Aozora Bank Ltd.	9,000	33,664
Fukuoka Financial Group, Inc.	6,000	34,471
Hokuhoku Financial Group, Inc.	9,000	21,523
Mitsubishi UFJ Financial Group, Inc.	103,600	736,011
Mizuho Financial Group, Inc.	187,200	356,856
Resona Holdings, Inc.	17,700	94,378
Seven Bank Ltd.	4,100	22,090
Shinsei Bank Ltd.	13,000	26,602
Sumitomo Mitsui Financial Group, Inc.	116,400	5,082,558
Sumitomo Mitsui Trust Holdings, Inc.	27,000	118,852

See financial notes 41

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Suruga Bank Ltd.	106,400	2,345,416
The Bank of Kyoto Ltd.	3,000	32,704
The Bank of Yokohama Ltd.	9,000	57,119
The Chiba Bank Ltd.	6,000	49,310
The Chugoku Bank Ltd.	1,500	24,099
The Gunma Bank Ltd.	3,050	21,598
The Hachijuni Bank Ltd.	3,311	25,812
The Hiroshima Bank Ltd.	5,000	29,204
The Iyo Bank Ltd.	2,300	28,651
The Joyo Bank Ltd.	5,000	27,350
The Shizuoka Bank Ltd.	4,454	49,035
Yamaguchi Financial Group, Inc.	1,274	15,969

		9,233,272

Capital Goods 2.5%
Aica Kogyo Co., Ltd.	237,100	5,445,334
Amada Holdings Co., Ltd.	3,500	35,319
Asahi Glass Co., Ltd.	8,000	53,840
Chiyoda Corp.	1,417	12,859
Daikin Industries Ltd.	59,100	3,981,509
FANUC Corp.	15,199	3,343,213
Fuji Electric Co., Ltd.	155,000	730,964
Hino Motors Ltd.	2,100	27,396
Hitachi Construction Machinery Co., Ltd.	700	12,428
Hoshizaki Electric Co., Ltd.	86,600	5,094,847
IHI Corp.	11,000	50,431
ITOCHU Corp.	13,400	164,995
JGC Corp.	2,000	41,622
JTEKT Corp.	1,700	28,954
Kajima Corp.	6,000	28,661
Kawasaki Heavy Industries Ltd.	11,000	56,692
Keihan Electric Railway Co., Ltd.	4,126	23,930
Komatsu Ltd.	59,100	1,189,040
Kubota Corp.	9,000	140,859
Kurita Water Industries Ltd.	900	23,386
LIXIL Group Corp.	2,100	43,771
Mabuchi Motor Co., Ltd.	400	23,951
Makita Corp.	1,000	49,904
Marubeni Corp.	13,245	82,014
Minebea Co., Ltd.	106,711	1,636,214
MISUMI Group, Inc.	143,900	5,400,297
Mitsubishi Corp.	11,449	247,032
Mitsubishi Electric Corp.	16,000	208,955
Mitsubishi Heavy Industries Ltd.	25,000	138,518
Mitsui & Co., Ltd.	13,800	193,009
Nabtesco Corp.	800	22,003
NGK Insulators Ltd.	2,000	44,927
Nidec Corp.	30,700	2,296,506
NSK Ltd.	4,000	62,471
Obayashi Corp.	5,000	33,397
OSG Corp.	330,700	6,875,868
Sanwa Holdings Corp.	843,300	6,364,701
Seibu Holdings, Inc.	900	26,065
Shimizu Corp.	5,000	35,959
SMC Corp.	5,337	1,605,486
Sumitomo Corp.	9,000	106,269
Sumitomo Heavy Industries Ltd.	5,000	31,065
Tadano Ltd.	38,000	551,230
Taisei Corp.	8,000	46,343
Takeuchi Manufacturing Co., Ltd.	85,100	4,121,401
THK Co., Ltd.	1,100	27,633
Toshiba Corp.	33,000	132,216
TOTO Ltd.	2,313	32,723
Toyota Tsusho Corp.	1,700	43,710
Tsugami Corp.	752,000	4,394,766

		55,364,683

Commercial & Professional Supplies 1.0%
Dai Nippon Printing Co., Ltd.	5,000	51,653
Meitec Corp.	34,900	1,123,881
Nihon M&A Center, Inc.	201,700	7,019,045
Park24 Co., Ltd.	600	11,984
Recruit Holdings Co., Ltd.	21,600	727,169
Secom Co., Ltd.	67,000	4,748,381
Sohgo Security Services Co., Ltd.	79,600	2,594,766
Temp Holdings Co., Ltd.	162,900	5,159,550
Toppan Printing Co., Ltd.	4,000	33,537

		21,469,966

Consumer Durables & Apparel 0.4%
Asics Corp.	1,200	30,792
Bandai Namco Holdings, Inc.	1,400	28,761
Casio Computer Co., Ltd.	43,036	870,116
Haseko Corp.	668,700	6,602,936
Iida Group Holdings Co., Ltd.	1,313	17,623
Nikon Corp.	2,700	38,390
Panasonic Corp.	17,900	256,397
Rinnai Corp.	300	22,762
Sankyo Co., Ltd.	300	11,363
Sega Sammy Holdings, Inc.	1,800	25,129
Sekisui Chemical Co., Ltd.	3,000	40,002
Sekisui House Ltd.	4,355	67,505
Sharp Corp. *	11,419	24,607
Shimano, Inc.	645	92,397
Sony Corp. *	9,200	278,132
Yamaha Corp.	1,100	19,989

		8,426,901

Consumer Services 0.1%
Benesse Holdings, Inc.	500	15,670
Kyoritsu Maintenance Co., Ltd.	64,900	3,134,761
McDonald’s Holdings Co., Ltd.	400	8,684
Oriental Land Co., Ltd.	1,600	108,321

		3,267,436

Diversified Financials 1.4%
Acom Co., Ltd. *	3,100	10,293
AEON Financial Service Co., Ltd.	1,100	28,042
Credit Saison Co., Ltd.	1,500	28,365
Daiwa Securities Group, Inc.	2,006,000	16,641,400
Japan Exchange Group, Inc.	2,100	60,673
Mitsubishi UFJ Lease & Finance Co., Ltd.	4,700	25,212
Nomura Holdings, Inc.	318,900	2,068,836
ORIX Corp.	371,800	5,717,684
SBI Holdings, Inc.	1,936	25,682
Zenkoku Hosho Co., Ltd.	196,100	7,239,948

		31,846,135

Energy 0.0%
Idemitsu Kosan Co., Ltd.	600	11,623
Inpex Corp.	7,100	89,107
JX Holdings, Inc.	18,000	78,384
Showa Shell Sekiyu K.K.	1,200	11,576
TonenGeneral Sekiyu K.K.	2,367	22,717

		213,407

42 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Food & Staples Retailing 0.1%
Aeon Co., Ltd.	5,100	63,449
FamilyMart Co., Ltd.	600	25,838
Lawson, Inc.	529	38,040
Seven & i Holdings Co., Ltd.	6,100	262,204
Tsuruha Holdings, Inc.	17,100	1,240,241

		1,629,772

Food, Beverage & Tobacco 0.3%
Ajinomoto Co., Inc.	4,578	101,506
Ariake Japan Co., Ltd.	128,200	4,264,945
Asahi Group Holdings Ltd.	47,300	1,521,028
Calbee, Inc.	700	28,500
Japan Tobacco, Inc.	8,900	310,796
Kikkoman Corp.	1,314	37,474
Kirin Holdings Co., Ltd.	6,600	87,359
MEIJI Holdings Co., Ltd.	500	57,440
NH Foods Ltd.	2,000	43,697
Nisshin Seifun Group, Inc.	1,900	22,158
Nissin Foods Holdings Co., Ltd.	600	28,768
Suntory Beverage & Food Ltd.	1,100	46,783
Toyo Suisan Kaisha Ltd.	665	23,268
Yakult Honsha Co., Ltd.	700	44,023
Yamazaki Baking Co., Ltd.	1,000	17,701

		6,635,446

Health Care Equipment & Services 1.2%
Alfresa Holdings Corp.	1,200	17,984
Asahi Intecc Co., Ltd.	88,400	5,443,956
Hogy Medical Co., Ltd.	88,400	4,256,079
M3, Inc.	346,100	6,539,725
Medipal Holdings Corp.	800	10,914
Miraca Holdings, Inc.	100,700	5,066,160
Olympus Corp. *	73,600	2,650,334
Suzuken Co., Ltd.	700	21,905
Sysmex Corp.	49,500	2,738,920
Terumo Corp.	2,500	64,212

		26,810,189

Household & Personal Products 0.3%
Kao Corp.	100,600	4,817,631
Pola Orbis Holdings, Inc.	12,900	669,333
Shiseido Co., Ltd.	2,900	52,238
Unicharm Corp.	29,400	740,002

		6,279,204

Insurance 0.0%
MS&AD Insurance Group Holdings, Inc.	4,110	117,616
Sompo Japan Nipponkoa Holdings, Inc.	2,700	88,208
Sony Financial Holdings, Inc.	1,400	25,134
T&D Holdings, Inc.	4,600	66,377
The Dai-ichi Life Insurance Co., Ltd.	8,600	141,349
Tokio Marine Holdings, Inc.	5,600	228,288

		666,972

Materials 0.4%
Air Water, Inc.	1,278	22,698
Asahi Kasei Corp.	516,463	4,863,340
Daicel Corp.	109,200	1,316,528
Hitachi Chemical Co., Ltd.	700	13,549
Hitachi Metals Ltd.	2,000	31,279
JFE Holdings, Inc.	4,000	90,299
JSR Corp.	1,800	30,703
Kaneka Corp.	3,337	23,265
Kansai Paint Co., Ltd.	2,373	42,300
Kobe Steel Ltd.	25,000	45,440
Kuraray Co., Ltd.	2,500	33,807
Maruichi Steel Tube Ltd.	300	7,577
Mitsubishi Chemical Holdings Corp.	10,800	67,243
Mitsubishi Gas Chemical Co., Inc.	4,000	22,351
Mitsubishi Materials Corp.	9,049	32,576
Mitsui Chemicals, Inc.	6,000	19,836
Nippon Paint Holdings Co., Ltd.	1,400	46,897
Nippon Steel & Sumitomo Metal Corp.	62,000	161,275
Nissan Chemical Industries Ltd.	34,400	681,735
Nitto Denko Corp.	1,300	83,311
Oji Holdings Corp.	8,000	35,580
Shin-Etsu Chemical Co., Ltd.	3,324	203,192
Sumitomo Chemical Co., Ltd.	12,000	67,487
Sumitomo Metal Mining Co., Ltd.	4,000	58,629
Taiheiyo Cement Corp.	9,000	28,361
Taiyo Nippon Sanso Corp.	1,229	15,951
Teijin Ltd.	7,000	23,779
Toray Industries, Inc.	12,000	104,312
Toyo Seikan Group Holdings Ltd.	1,100	17,394
Yamato Kogyo Co., Ltd.	200	4,706

		8,195,400

Media 0.0%
Dentsu, Inc.	1,700	79,245
Hakuhodo DY Holdings, Inc.	1,600	17,123
Toho Co., Ltd.	800	19,884

		116,252

Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Astellas Pharma, Inc.	398,500	6,204,922
Chugai Pharmaceutical Co., Ltd.	1,800	54,741
Daiichi Sankyo Co., Ltd.	5,100	88,580
Eisai Co., Ltd.	2,000	133,315
Hisamitsu Pharmaceutical Co., Inc.	500	21,547
Kaken Pharmaceutical Co., Ltd.	140,000	5,003,015
Kyowa Hakko Kirin Co., Ltd.	2,000	29,278
Mitsubishi Tanabe Pharma Corp.	1,800	30,627
Ono Pharmaceutical Co., Ltd.	700	75,865
Otsuka Holdings Co., Ltd.	3,200	101,007
Santen Pharmaceutical Co., Ltd.	3,000	39,711
Shionogi & Co., Ltd.	71,400	2,353,678
Sumitomo Dainippon Pharma Co., Ltd.	1,100	12,429
Taisho Pharmaceutical Holdings Co., Ltd.	300	21,082
Takeda Pharmaceutical Co., Ltd.	6,400	328,583

		14,498,380

Real Estate 0.5%
Aeon Mall Co., Ltd.	1,100	20,519
Daito Trust Construction Co., Ltd.	11,200	1,304,247
Daiwa House Industry Co., Ltd.	4,800	107,160
Hulic Co., Ltd.	1,800	19,267
Hulic Reit, Inc.	3,730	5,836,047
Japan Prime Realty Investment Corp.	5	17,940

See financial notes 43

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Japan Real Estate Investment Corp.	10	47,220
Japan Retail Fund Investment Corp.	19	40,448
Mitsubishi Estate Co., Ltd.	10,587	249,189
Mitsui Fudosan Co., Ltd.	8,000	237,154
Nippon Building Fund, Inc.	11	54,735
Nippon Prologis REIT, Inc.	13	28,168
Nomura Real Estate Holdings, Inc.	1,200	24,392
NTT Urban Development Corp.	700	7,288
Sumitomo Realty & Development Co., Ltd.	91,495	3,531,324
Tokyo Tatemono Co., Ltd.	3,460	25,087
Tokyu Fudosan Holdings Corp.	3,900	28,981
United Urban Investment Corp.	18	28,571

		11,607,737

Retailing 0.5%
ABC-Mart, Inc.	200	11,380
Don Quijote Holdings Co., Ltd.	500	38,147
Fast Retailing Co., Ltd.	430	169,368
Hikari Tsushin, Inc.	100	6,674
Isetan Mitsukoshi Holdings Ltd.	2,721	44,025
J. Front Retailing Co., Ltd.	2,400	39,993
Marui Group Co., Ltd.	1,600	17,467
Nitori Holdings Co., Ltd.	24,000	1,845,816
Rakuten, Inc.	6,400	111,811
Ryohin Keikaku Co., Ltd.	52,900	8,436,509
Sanrio Co., Ltd.	300	8,036
Shimamura Co., Ltd.	142	14,154
Takashimaya Co., Ltd.	2,000	18,665
USS Co., Ltd.	1,800	31,694
Yamada Denki Co., Ltd.	8,400	34,382

		10,828,121

Semiconductors & Semiconductor Equipment 0.0%
Advantest Corp.	1,100	12,968
Rohm Co., Ltd.	800	55,492
Tokyo Electron Ltd.	1,400	76,737

		145,197

Software & Services 0.5%
COLOPL, Inc.	400	8,191
Dena Co., Ltd.	160,600	3,208,150
Fujitsu Ltd.	15,000	99,425
GungHo Online Entertainment, Inc.	3,100	12,726
Itochu Techno-Solutions Corp.	200	4,555
Kakaku.com, Inc.	1,000	15,508
Konami Corp.	700	12,846
Mixi, Inc.	301	11,812
Nexon Co., Ltd.	1,600	20,408
Nintendo Co., Ltd.	900	151,110
Nomura Research Institute Ltd.	55,400	2,186,223
NS Solutions Corp.	93,500	3,137,072
NTT Data Corp.	1,000	44,744
Oracle Corp., Japan	200	9,130
Otsuka Corp.	300	13,818
SCSK Corp.	72,400	2,114,135
Trend Micro, Inc.	1,000	33,831
Yahoo Japan Corp.	11,400	46,572

		11,130,256

Technology Hardware & Equipment 1.1%
Brother Industries Ltd.	1,800	28,639
Canon, Inc.	9,160	326,597
Citizen Holdings Co., Ltd.	1,700	13,453
FUJIFILM Holdings Corp.	3,800	143,134
Hamamatsu Photonics K.K.	1,400	40,836
Hirose Electric Co., Ltd.	200	28,161
Hitachi High-Technologies Corp.	400	11,592
Hitachi Ltd.	39,000	266,093
Horiba Ltd.	87,300	3,278,224
Hoya Corp.	66,200	2,551,405
Ibiden Co., Ltd.	800	13,992
Japan Aviation Electronics Industry Ltd.	194,000	4,660,237
Japan Display, Inc. *	2,000	8,216
Keyence Corp.	6,500	3,470,016
Konica Minolta, Inc.	3,800	41,960
Kyocera Corp.	2,600	135,724
Murata Manufacturing Co., Ltd.	42,124	5,935,860
NEC Corp.	21,000	69,867
Nippon Electric Glass Co., Ltd.	3,000	17,060
Omron Corp.	66,200	3,039,774
Ricoh Co., Ltd.	5,700	58,908
Seiko Epson Corp.	2,000	34,949
Shimadzu Corp.	2,000	23,394
TDK Corp.	1,000	72,032
Yaskawa Electric Corp.	2,221	30,515
Yokogawa Electric Corp.	2,100	24,595

		24,325,233

Telecommunication Services 0.3%
KDDI Corp.	219,400	5,191,517
Nippon Telegraph & Telephone Corp.	3,000	202,575
NTT DOCOMO, Inc.	12,400	219,635
SoftBank Corp.	7,831	489,518

		6,103,245

Transportation 0.1%
ANA Holdings, Inc.	9,409	26,013
Central Japan Railway Co.	1,200	214,328
East Japan Railway Co.	2,738	242,004
Hankyu Hanshin Holdings, Inc.	9,000	54,325
Japan Airlines Co., Ltd.	1,000	33,342
Kamigumi Co., Ltd.	2,000	20,024
Keikyu Corp.	3,000	23,848
Keio Corp.	4,000	30,894
Keisei Electric Railway Co., Ltd.	2,266	26,860
Kintetsu Group Holdings Co., Ltd.	15,000	53,125
Mitsubishi Logistics Corp.	1,000	15,469
Mitsui O.S.K. Lines, Ltd.	9,000	31,776
Nagoya Railroad Co., Ltd.	8,000	31,600
Nippon Express Co., Ltd.	6,000	34,443
Nippon Yusen K.K.	12,000	37,722
Odakyu Electric Railway Co., Ltd.	5,000	50,313
Tobu Railway Co., Ltd.	8,000	38,137
Tokyu Corp.	9,000	59,837
West Japan Railway Co.	1,300	71,998
Yamato Holdings Co., Ltd.	2,900	64,905

		1,160,963

Utilities 0.0%
Chubu Electric Power Co., Inc.	5,131	68,009
Electric Power Development Co., Ltd.	1,400	46,997

44 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Hokuriku Electric Power Co.	1,200	17,740
Kyushu Electric Power Co., Inc. *	3,400	36,262
Osaka Gas Co., Ltd.	15,000	63,663
Shikoku Electric Power Co., Inc.	1,200	16,250
The Chugoku Electric Power Co., Inc.	2,200	32,299
The Kansai Electric Power Co., Inc. *	5,600	56,279
Toho Gas Co., Ltd.	4,330	26,219
Tohoku Electric Power Co., Inc.	3,600	45,287
Tokyo Electric Power Co., Inc. *	11,400	46,554
Tokyo Gas Co., Ltd.	19,000	109,645

		565,204

		330,288,413

Luxembourg 0.3%

Energy 0.0%
Subsea 7 S.A.	2,037	22,627

Materials 0.1%
APERAM S.A. *	77,230	2,944,295
ArcelorMittal	8,127	86,483

		3,030,778

Media 0.0%
RTL Group S.A.	308	28,875
SES S.A.	2,471	86,599

		115,474

Real Estate 0.2%
Grand City Properties S.A. *	217,140	4,115,787

Telecommunication Services 0.0%
Millicom International Cellular S.A. SDR	528	41,193

		7,325,859

Malaysia 0.1%

Software & Services 0.1%
My EG Services Berhad	4,004,600	2,836,036

Mexico 0.1%

Food, Beverage & Tobacco 0.0%
Arca Continental S.A.B. de C.V.	132,217	812,244

Real Estate 0.1%
Fibra Uno Administracion S.A. de C.V.	326,500	814,654

		1,626,898

Netherlands 2.5%

Automobiles & Components 0.0%
Fiat Chrysler Automobiles N.V. *	7,121	106,042

Banks 0.0%
ING Groep N.V. CVA *	31,358	481,080

Capital Goods 1.7%
Aalberts Industries N.V.	151,000	4,681,405
Airbus Group N.V.	4,780	331,264
CNH Industrial N.V.	1,608,080	14,128,872
Koninklijke Boskalis Westminster N.V.	69,317	3,601,752
Koninklijke Philips N.V.	446,681	12,794,839
TKH Group N.V.	39,490	1,465,333

		37,003,465

Commercial & Professional Supplies 0.3%
Randstad Holding N.V.	1,007	60,058
USG People N.V.	451,930	6,137,226

		6,197,284

Energy 0.0%
Koninklijke Vopak N.V.	550	28,868

Food & Staples Retailing 0.0%
Koninklijke Ahold N.V.	7,567	146,604

Food, Beverage & Tobacco 0.2%
Heineken Holding N.V.	37,206	2,593,607
Heineken N.V.	1,874	147,630
Unilever N.V. CVA	13,249	577,929

		3,319,166

Insurance 0.0%
Aegon N.V.	14,735	116,258
Delta Lloyd N.V.	1,520	28,784
NN Group N.V. *	1,234	35,974

		181,016

Materials 0.1%
Akzo Nobel N.V.	33,683	2,577,211
James Hardie Industries plc CDI	3,336	38,316
Koninklijke DSM N.V.	1,402	79,957
OCI N.V. *	694	20,690

		2,716,174

Media 0.0%
Altice S.A. *	693	73,440
Reed Elsevier N.V.	5,681	137,011
Wolters Kluwer N.V.	2,416	78,273

		288,724

Semiconductors & Semiconductor Equipment 0.2%
ASML Holding N.V.	2,837	305,298
NXP Semiconductors N.V. *	35,539	3,416,009

		3,721,307

Software & Services 0.0%
Gemalto N.V.	644	59,830

Telecommunication Services 0.0%
Koninklijke (Royal) KPN N.V.	26,048	96,580

Transportation 0.0%
TNT Express N.V.	4,402	37,576

		54,383,716

New Zealand 0.5%

Consumer Services 0.1%
SKYCITY Entertainment Group Ltd.	1,063,285	3,406,074

Health Care Equipment & Services 0.0%
Ryman Healthcare Ltd.	2,586	16,060

Materials 0.0%
Fletcher Building Ltd.	5,143	32,556

See financial notes 45

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 0.0%
Spark New Zealand Ltd.	13,651	30,889

Transportation 0.4%
Auckland International Airport Ltd.	2,314,461	8,121,908

Utilities 0.0%
Contact Energy Ltd.	2,424	10,497
Meridian Energy Ltd. *(a)	10,167	15,598
Mighty River Power Ltd.	5,669	13,024

		39,119

		11,646,606

Norway 0.3%

Banks 0.0%
DNB A.S.A.	7,948	141,198

Energy 0.1%
Hoegh LNG Holdings Ltd.	142,480	1,920,295
Seadrill Ltd.	3,053	38,912
Statoil A.S.A.	9,077	192,436

		2,151,643

Food, Beverage & Tobacco 0.0%
Orkla A.S.A.	6,519	51,191

Insurance 0.0%
Gjensidige Forsikring A.S.A.	40,337	701,727

Materials 0.0%
Norsk Hydro A.S.A.	10,761	50,962
Yara International A.S.A.	1,449	74,243

		125,205

Media 0.2%
Schibsted A.S.A.	50,720	3,155,732

Telecommunication Services 0.0%
Telenor A.S.A.	6,167	139,283

		6,465,979

Peru 0.1%

Banks 0.1%
Credicorp Ltd.	11,584	1,767,139

Philippines 0.3%

Materials 0.2%
D&L Industries, Inc.	7,273,500	3,258,861

Retailing 0.1%
SSI Group, Inc. *	11,538,300	2,691,029

		5,949,890

Portugal 0.0%

Banks 0.0%
Banco Comercial Portugues S.A., Class R *	391,289	38,965
Banco Espirito Santo S.A. - Reg’d *(a)	42,176	—

		38,965

Energy 0.0%
Galp Energia, SGPS, S.A.	3,081	42,085

Food & Staples Retailing 0.0%
Jeronimo Martins, SGPS, S.A.	2,077	30,298

Utilities 0.0%
EDP - Energias de Portugal S.A.	18,835	75,310

		186,658

Republic of Korea 1.7%

Consumer Durables & Apparel 0.3%
Hanssem Co., Ltd.	35,670	6,582,205

Household & Personal Products 0.2%
Amorepacific Corp. (a)	235	851,437
Cosmax, Inc.	29,960	4,044,778

		4,896,215

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Naturalendo Tech Co., Ltd. *(f)	70,409	2,239,689

Semiconductors & Semiconductor Equipment 0.1%
SK Hynix, Inc.	44,720	1,913,348

Technology Hardware & Equipment 1.0%
Samsung Electronics Co., Ltd.	15,856	20,800,753

		36,432,210

Singapore 2.6%

Banks 0.0%
DBS Group Holdings Ltd.	14,316	227,487
Oversea-Chinese Banking Corp., Ltd.	23,888	192,367
United Overseas Bank Ltd.	10,900	201,268

		621,122

Capital Goods 0.1%
Keppel Corp., Ltd.	12,000	78,819
Sarine Technologies Ltd.	1,946,500	3,008,237
Sembcorp Industries Ltd.	8,000	27,263
Sembcorp Marine Ltd.	7,000	15,657
Singapore Technologies Engineering Ltd.	13,000	35,489
Yangzijiang Shipbuilding Holdings Ltd.	12,000	13,252

		3,178,717

Consumer Services 0.0%
Genting Singapore plc	49,000	37,858

Diversified Financials 0.0%
Singapore Exchange Ltd.	7,000	44,995

Energy 0.1%
Ezra Holdings Ltd. *	3,559,120	1,179,784

Food, Beverage & Tobacco 0.0%
Golden Agri-Resources Ltd.	70,000	22,145
Wilmar International Ltd.	16,000	39,298

		61,443

Media 0.0%
Singapore Press Holdings Ltd.	13,000	41,139

Real Estate 1.1%
Ascendas Real Estate Investment Trust	5,103,300	9,510,381
CapitaCommercial Trust	15,000	19,179
CapitaLand Ltd.	21,000	58,440

46 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
CapitaMall Trust	8,032,200	13,262,278
City Developments Ltd.	3,427	27,573
Global Logistic Properties Ltd.	25,000	51,851
Suntec Real Estate Investment Trust	19,224	25,663
UOL Group Ltd.	3,000	18,039

		22,973,404

Retailing 0.0%
Jardine Cycle & Carriage Ltd.	1,000	30,471

Telecommunication Services 0.3%
Singapore Telecommunications Ltd.	65,000	216,375
StarHub Ltd.	1,977,800	6,315,585

		6,531,960

Transportation 0.8%
ComfortDelGro Corp., Ltd.	15,000	34,750
Hutchison Port Holdings Trust, Class U	46,000	30,993
SATS Ltd.	3,135,700	7,559,615
SIA Engineering Co., Ltd. (f)	3,381,400	10,691,482
Singapore Airlines Ltd.	4,331	39,907

		18,356,747

Utilities 0.2%
Hyflux Ltd. (f)	4,406,000	3,207,087

		56,264,727

South Africa 0.4%

Capital Goods 0.0%
The Bidvest Group Ltd.	42,938	1,163,794

Consumer Durables & Apparel 0.1%
Steinhoff International Holdings Ltd.	189,533	1,202,639

Diversified Financials 0.1%
FirstRand Ltd.	513,836	2,454,642

Insurance 0.0%
Sanlam Ltd.	104,804	677,832

Media 0.1%
Naspers Ltd., N Shares	10,701	1,678,835

Telecommunication Services 0.1%
MTN Group Ltd.	100,120	2,010,301

		9,188,043

Spain 1.9%

Banks 0.3%
Banco Bilbao Vizcaya Argentaria S.A.	408,646	4,106,110
Banco de Sabadell S.A. *	35,298	94,403
Banco Popular Espanol S.A.	14,570	75,808
Banco Santander S.A.	113,972	861,693
Bankia S.A. *	36,876	51,498
Bankinter S.A.	273,181	2,066,007
CaixaBank S.A.	18,213	91,348

		7,346,867

Capital Goods 0.0%
ACS, Actividades de Construccion y Servicios S.A.	1,433	50,493
Ferrovial S.A.	3,369	76,402
Zardoya Otis S.A.	1,334	17,198

		144,093

Commercial & Professional Supplies 0.2%
Prosegur Cia de Seguridad S.A. - Reg’d	598,659	3,451,002

Consumer Services 0.4%
Melia Hotels International S.A.	588,230	7,361,206

Energy 0.2%
Repsol S.A.	197,364	4,068,451

Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A.	94,853	759,665

Food, Beverage & Tobacco 0.0%
Viscofan S.A.	10,657	677,353

Insurance 0.1%
Mapfre S.A.	648,397	2,409,506

Media 0.3%
Mediaset Espana Comunicacion S.A. *	502,560	6,812,026

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Grifols S.A.	1,192	50,578

Retailing 0.1%
Inditex S.A.	45,227	1,451,292

Software & Services 0.2%
Amadeus IT Holding S.A., A Shares	92,140	4,199,919

Telecommunication Services 0.0%
Telefonica S.A.	36,405	554,100

Transportation 0.1%
Abertis Infraestructuras S.A.	81,322	1,498,521
Aena S.A. *	437	41,173
International Consolidated Airlines Group S.A. *	6,682	55,736

		1,595,430

Utilities 0.0%
Enagas S.A.	1,623	49,985
Endesa S.A.	2,314	45,848
Gas Natural SDG S.A.	2,849	70,051
Iberdrola S.A.	42,367	283,574
Red Electrica Corp. S.A.	880	73,854

		523,312

		41,404,800

Sweden 3.3%

Banks 0.2%
Nordea Bank AB	24,704	313,868
Skandinaviska Enskilda Banken AB, A Shares	12,354	156,114
Svenska Handelsbanken AB, A Shares	4,060	187,405
Swedbank AB, A Shares	133,929	3,114,207

		3,771,594

Capital Goods 1.7%
Alfa Laval AB	2,516	46,963
Assa Abloy AB, B Shares	42,646	2,474,056

See financial notes 47

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Atlas Copco AB, A Shares	130,041	4,058,968
Atlas Copco AB, B Shares	107,274	2,986,987
Eltel AB *	246,824	2,650,884
Haldex AB	357,040	5,335,380
Indutrade AB	65,120	3,181,236
Inwido AB *	648,345	7,138,264
Sandvik AB	8,672	109,606
Skanska AB, B Shares	3,040	67,650
SKF AB, B Shares	341,370	8,337,977
Volvo AB, B Shares	12,473	172,317

		36,560,288

Commercial & Professional Supplies 0.3%
AF AB, B Shares	383,673	5,217,636
Intrum Justitia AB	22,370	704,481
Securitas AB, B Shares	2,569	38,418

		5,960,535

Consumer Durables & Apparel 0.1%
Electrolux AB, B Shares	1,924	57,609
Husqvarna AB, B Shares	4,048	29,942
Nobia AB	294,390	3,184,705

		3,272,256

Diversified Financials 0.3%
Avanza Bank Holding AB	88,930	3,831,005
Hoist Finance AB *	361,190	2,828,112
Industrivarden AB, C Shares	1,032	21,503
Investment AB Kinnevik, B Shares	1,883	64,894
Investor AB, B Shares	3,704	150,929

		6,896,443

Energy 0.0%
Lundin Petroleum AB *	1,568	25,381

Food & Staples Retailing 0.0%
ICA Gruppen AB	627	23,302

Food, Beverage & Tobacco 0.2%
Cloetta AB, B Shares *	900,440	2,774,127
Swedish Match AB	52,643	1,620,566

		4,394,693

Health Care Equipment & Services 0.0%
Elekta AB, B Shares	2,715	25,413
Getinge AB, B Shares	1,628	39,568

		64,981

Household & Personal Products 0.0%
Svenska Cellulosa AB, S.C.A., B Shares	4,775	120,783

Materials 0.3%
Boliden AB	2,042	44,364
Hexpol AB	53,794	5,764,637

		5,809,001

Retailing 0.1%
Hennes & Mauritz AB, B Shares	71,222	2,831,554

Technology Hardware & Equipment 0.1%
Hexagon AB, B Shares	36,032	1,334,632
Telefonaktiebolaget LM Ericsson, B Shares	24,752	270,707

		1,605,339

Telecommunication Services 0.0%
Tele2 AB, B Shares	2,620	34,945
TeliaSonera AB	22,079	137,268

		172,213

		71,508,363

Switzerland 7.3%

Capital Goods 0.9%
ABB Ltd. - Reg’d *	17,885	391,904
Belimo Holding AG - Reg’d	901	2,187,432
Burckhardt Compression Holding AG	19,738	8,594,464
Daetwyler Holding AG	5,104	724,440
Geberit AG - Reg’d	6,016	2,130,706
Schindler Holding AG	36,476	6,170,567
Schindler Holding AG - Reg’d	169	28,153
Sulzer AG - Reg’d	240	26,781

		20,254,447

Commercial & Professional Supplies 0.3%
Adecco S.A. - Reg’d *	78,485	6,396,266
SGS S.A. - Reg’d	45	87,192

		6,483,458

Consumer Durables & Apparel 0.9%
Cie Financiere Richemont S.A. - Reg’d	214,945	19,158,673
The Swatch Group AG - Bearer Shares	251	112,211
The Swatch Group AG - Reg’d	396	35,088

		19,305,972

Diversified Financials 1.9%
Credit Suisse Group AG - Reg’d *	1,054,168	27,900,726
Julius Baer Group Ltd. *	1,820	95,260
Leonteq AG *(f)	59,380	10,177,646
Pargesa Holding S.A.	238	17,335
Partners Group Holding AG	10,499	3,290,763
UBS Group AG *	29,325	585,835

		42,067,565

Energy 0.0%
Transocean Ltd.	2,944	52,738

Food, Beverage & Tobacco 0.7%
Aryzta AG *	698	47,099
Barry Callebaut AG - Reg’d *	18	21,836
Chocoladefabriken Lindt & Sprungli AG	8	43,716
Chocoladefabriken Lindt & Sprungli AG - Reg’d	1	64,324
Coca-Cola HBC AG CDI *	1,598	33,713
Nestle S.A. - Reg’d	195,603	15,175,705

		15,386,393

Health Care Equipment & Services 0.3%
Sonova Holding AG - Reg’d	430	59,407
Straumann Holding AG - Reg’d	22,650	6,408,486

		6,467,893

Insurance 0.0%
Baloise Holding AG - Reg’d	386	50,233
Swiss Life Holding AG - Reg’d *	257	60,986
Swiss Re AG	2,864	254,058

48 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Zurich Insurance Group AG *	1,214	374,705

		739,982

Materials 1.0%
Clariant AG - Reg’d *	110,669	2,429,700
EMS-Chemie Holding AG - Reg’d	67	28,119
Givaudan S.A. - Reg’d *	75	140,338
Glencore plc *	1,596,996	7,586,637
Holcim Ltd. - Reg’d *	147,362	11,837,660
Sika AG	17	58,350
Syngenta AG - Reg’d	757	253,315

		22,334,119

Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Actelion Ltd. - Reg’d *	24,659	3,244,650
Lonza Group AG - Reg’d *	11,715	1,656,384
Novartis AG - Reg’d	97,023	9,903,343
Roche Holding AG	5,687	1,627,364

		16,431,741

Real Estate 0.0%
Swiss Prime Site AG - Reg’d *	428	37,526

Telecommunication Services 0.0%
Swisscom AG - Reg’d	190	112,956

Transportation 0.5%
Kuehne & Nagel International AG - Reg’d	68,232	10,233,734

		159,908,524

Taiwan 1.4%

Banks 0.0%
CTBC Financial Holding Co., Ltd.	1,286,000	1,000,988

Consumer Durables & Apparel 0.3%
Eclat Textile Co., Ltd.	526,000	7,042,255

Diversified Financials 0.1%
Fubon Financial Holding Co., Ltd.	1,199,000	2,578,516

Retailing 0.1%
Poya International Co., Ltd.	272,000	2,905,197

Semiconductors & Semiconductor Equipment 0.2%
MediaTek, Inc.	101,000	1,298,273
Siliconware Precision Industries Co., Ltd.	405,000	665,336
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	80,221	1,960,601

		3,924,210

Software & Services 0.4%
PChome Online, Inc.	480,000	8,119,377

Technology Hardware & Equipment 0.3%
Largan Precision Co., Ltd.	19,000	1,903,914
TPK Holding Co., Ltd.	645,000	4,006,698

		5,910,612

		31,481,155

Thailand 0.1%

Banks 0.0%
Kasikornbank PCL	163,500	1,038,000

Telecommunication Services 0.1%
Advanced Info Service PCL - Reg’d	153,800	1,119,733

		2,157,733

United Arab Emirates 0.0%

Real Estate 0.0%
Emaar Properties PJSC	399,537	885,967

United Kingdom 17.4%

Automobiles & Components 0.0%
GKN plc	13,131	70,429

Banks 0.8%
Barclays plc	133,372	521,811
HSBC Holdings plc (e)	64,137	638,410
HSBC Holdings plc (e)	155,100	1,549,371
Lloyds Banking Group plc	12,735,594	15,082,467
Royal Bank of Scotland Group plc *	20,417	105,781
Standard Chartered plc	20,071	328,607

		18,226,447

Capital Goods 4.2%
Ashtead Group plc	133,472	2,288,720
BAE Systems plc	25,717	199,235
Bodycote plc	895,752	9,433,726
Brammer plc	729,916	4,254,798
Bunzl plc	78,591	2,209,763
Cobham plc	9,260	42,007
Diploma plc (f)	627,931	7,662,797
Fenner plc	715,334	2,298,833
Grafton Group plc	372,360	4,699,056
HellermannTyton Group plc	1,242,722	6,561,174
IMI plc	2,207	42,292
Interserve plc	859,233	7,609,982
Meggitt plc	656,487	5,305,316
Melrose Industries plc	7,414	30,086
Rolls-Royce Holdings plc *	15,293	243,815
Rotork plc	368,926	13,312,839
Smiths Group plc	391,555	6,854,728
Spirax-Sarco Engineering plc	228,807	11,843,743
The Weir Group plc	1,707	49,077
Travis Perkins plc	2,008	63,825
Ultra Electronics Holdings plc	170,287	4,528,445
Wolseley plc	53,307	3,152,809

		92,687,066

Commercial & Professional Supplies 0.4%
Aggreko plc	2,083	52,544
Babcock International Group plc	76,970	1,187,333
Capita plc	62,872	1,100,460
G4S plc	283,619	1,272,177
Hays plc	2,221,490	5,221,285
Intertek Group plc	1,291	51,595

		8,885,394

Consumer Durables & Apparel 0.6%
Bellway plc	278,400	8,463,971
Burberry Group plc	3,608	96,186
Persimmon plc *	2,482	64,443
Redrow plc	681,740	3,861,480

See financial notes 49

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Taylor Wimpey plc	294,231	747,106

		13,233,186

Consumer Services 1.1%
Carnival plc	1,471	66,926
Compass Group plc	172,184	3,043,820
Domino’s Pizza Group plc	362,540	4,393,557
Greene King plc	618,419	7,862,504
InterContinental Hotels Group plc	52,373	2,239,757
Merlin Entertainments plc	115,633	772,604
The Restaurant Group plc	262,200	2,724,904
Whitbread plc	46,493	3,733,355
William Hill plc	6,557	36,228

		24,873,655

Diversified Financials 0.6%
3i Group plc	7,905	61,238
Aberdeen Asset Management plc	7,356	53,415
Hargreaves Lansdown plc	1,890	35,503
ICAP plc	4,520	38,428
IG Group Holdings plc	268,380	3,026,021
Investec plc	4,456	42,550
London Stock Exchange Group plc	2,533	98,598
Provident Financial plc	28,274	1,304,178
Schroders plc	171,492	8,505,713
Schroders plc, Non Voting Shares	1,100	41,209

		13,206,853

Energy 0.4%
Amec Foster Wheeler plc	3,151	44,118
BG Group plc	27,736	502,397
BP plc	147,745	1,065,595
Hunting plc	336,359	3,023,000
Petrofac Ltd.	2,110	28,163
Royal Dutch Shell plc, A Shares (e)	102,107	3,231,923
Royal Dutch Shell plc, B Shares (e)	19,848	635,450
Tullow Oil plc	7,283	46,240

		8,576,886

Food & Staples Retailing 0.0%
J. Sainsbury plc	9,905	41,186
Tesco plc	66,021	222,535
WM Morrison Supermarkets plc	17,092	48,734

		312,455

Food, Beverage & Tobacco 1.1%
Associated British Foods plc	2,897	126,478
British American Tobacco plc	15,113	830,362
Diageo plc	585,729	16,261,219
Imperial Tobacco Group plc	7,784	380,097
SABMiller plc	7,843	415,152
Tate & Lyle plc	3,477	31,836
Unilever plc	122,595	5,373,884

		23,419,028

Health Care Equipment & Services 0.0%
Smith & Nephew plc	7,261	123,578

Household & Personal Products 0.3%
Reckitt Benckiser Group plc	82,780	7,367,782

Insurance 1.0%
Admiral Group plc	1,574	37,533
Aviva plc	32,508	261,542
Direct Line Insurance Group plc	12,200	59,561
Hiscox Ltd.	57,769	727,854
Legal & General Group plc	48,131	191,324
Old Mutual plc	39,839	142,907
Prudential plc	361,313	8,995,797
RSA Insurance Group plc	8,104	53,014
Standard Life plc	15,907	113,707
Willis Group Holdings plc	255,000	12,400,650

		22,983,889

Materials 1.6%
Anglo American plc	11,359	192,450
Antofagasta plc	3,147	37,667
BHP Billiton plc	17,178	412,898
Croda International plc	377,094	16,364,632
Elementis Plc	495,656	2,306,562
Essentra plc	365,240	5,361,467
Fresnillo plc	1,755	19,465
Johnson Matthey plc	1,667	85,232
Randgold Resources Ltd.	716	54,488
Rexam plc	5,726	50,823
Rio Tinto plc	10,349	463,129
Victrex plc	335,107	10,142,556

		35,491,369

Media 1.1%
ITV plc	1,413,789	5,489,054
Pearson plc	6,661	134,611
Reed Elsevier plc	149,304	2,471,031
Rightmove plc	112,460	5,444,120
Sky plc	8,397	138,449
WPP plc	426,610	9,949,172

		23,626,437

Pharmaceuticals, Biotechnology & Life Sciences 1.0%
AstraZeneca plc	48,319	3,315,968
BTG plc *	357,590	3,945,671
GlaxoSmithKline plc	346,199	7,996,043
Hikma Pharmaceuticals plc	22,917	716,664
Shire plc	73,379	5,963,037

		21,937,383

Real Estate 0.1%
Derwent London plc	14,557	766,215
Hammerson plc	6,276	64,301
Intu Properties plc	7,222	37,887
Land Securities Group plc	6,428	123,010
Segro plc	5,536	36,368
The British Land Co., plc	7,819	99,585

		1,127,366

Retailing 0.6%
ASOS plc *	175,420	10,077,380
Dixons Carphone plc	7,829	50,809
Kingfisher plc	19,274	103,550
Marks & Spencer Group plc	13,277	112,436
Next plc	24,094	2,708,898
Sports Direct International plc *	2,219	20,975

		13,074,048

Semiconductors & Semiconductor Equipment 0.1%
ARM Holdings plc	64,289	1,092,359

50 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Software & Services 0.3%
Just Eat plc *	796,200	5,583,323
The Sage Group plc	8,918	66,307

		5,649,630

Technology Hardware & Equipment 1.5%
Domino Printing Sciences plc	713,610	10,022,828
Halma plc	689,272	7,506,772
Laird plc	992,875	5,460,163
Oxford Instruments plc	268,761	3,826,111
Spectris plc	209,758	6,893,825

		33,709,699

Telecommunication Services 0.3%
BT Group plc	799,313	5,574,875
Inmarsat plc	3,182	48,998
Vodafone Group plc	215,054	757,680

		6,381,553

Transportation 0.2%
easyJet plc	138,861	3,839,597
Royal Mail plc	5,187	37,059

		3,876,656

Utilities 0.1%
Centrica plc	40,996	160,068
National Grid plc	30,375	408,645
Severn Trent plc	1,915	62,360
SSE plc	82,880	1,963,734
United Utilities Group plc	5,546	82,504

		2,677,311

		382,610,459

United States 0.0%

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
ICON plc *	16,998	1,093,651

Total Common Stock
(Cost $1,762,902,580)		2,103,988,678

Preferred Stock 0.3% of net assets

Brazil 0.1%

Banks 0.1%
Itau Unibanco Holding S.A.	114,750	1,467,438

Germany 0.2%

Automobiles & Components 0.0%
Bayerische Motoren Werke AG	404	36,917
Porsche Automobil Holding SE	1,245	118,130
Volkswagen AG	1,322	340,343

		495,390

Capital Goods 0.2%
Jungheinrich AG	57,080	4,034,494

Household & Personal Products 0.0%
Henkel AG & Co. KGaA	1,449	168,312

Materials 0.0%
Fuchs Petrolub SE	700	29,486

		4,727,682

Italy 0.0%

Banks 0.0%
Intesa Sanpaolo S.p.A. - RSP	6,481	19,726

United Kingdom 0.0%

Capital Goods 0.0%
Rolls-Royce Holdings plc, C Shares *(a)	2,156,313	3,310

Total Preferred Stock
(Cost $5,716,195)		6,218,156

Other Investment Companies 3.4% of net assets

Equity Funds 0.9%
Market Vectors Brazil Small-Cap ETF	81,470	1,459,128
Market Vectors Junior Gold Miners ETF	109,630	2,734,172
Vanguard FTSE Emerging Markets ETF	335,000	14,696,450

		18,889,750

Money Market Fund 2.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (b)	55,277,001	55,277,001

Total Other Investment Companies
(Cost $75,274,469)		74,166,751

Rights 0.0% of net assets

Canada 0.0%

Software & Services 0.0%
Constellation Software, Inc. *	1,983	592

Italy 0.0%

Insurance 0.0%
UnipolSai S.p.A., Class A - RSP *(a)(f)	7,022	—
UnipolSai S.p.A., Class B - RSP *(a)(f)	7,022	—

		—

Spain 0.0%

Banks 0.0%
Banco Popular Espanol S.A. *	14,570	278
Banco Santander S.A. *(a)	113,972	18,795

		19,073

Total Rights
(Cost $19,061)		19,665

See financial notes 51

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.0% of net assets

U.S. Treasury Obligations 0.0%
U.S. Treasury Bills
0.09%, 06/04/15 (c)(d)	40,000	40,000
0.04%, 09/17/15 (c)(d)	5,000	5,000

Total Short-Term Investments
(Cost $44,996)		45,000

End of Investments.

At 04/30/15, the tax basis cost of the fund’s investments was $1,859,518,534 and the unrealized appreciation and depreciation were $375,655,969 and ($50,736,253), respectively, with a net unrealized appreciation of $324,919,716.

At 04/30/15, the values of certain foreign securities held by the fund aggregating $1,813,665,525 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2(a) for additional information)

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	The rate shown is the 7-day yield.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	The rate shown is the purchase yield.
(e)	Securities are traded on separate exchanges for the same entity.
(f)	Illiquid security. At the period end, the value of these amounted to $62,090,398 or 2.8% of net assets.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
ETF —	Exchange Traded Fund
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt

AUD —	Australian dollar
CHF —	Swiss franc
NZD —	New Zealand dollar
USD —	U.S. dollar

In addition to the above, the fund held the following at 04/30/15:

		Contract	Unrealized
	Number of	Value	Appreciation
	Contracts	($)	($)

Futures Contracts

MSCI EAFE, e-mini, Long, expires 06/19/15	212	20,078,520	575,097

			Amount of		Amount of	Unrealized
		Currency	Currency	Currency	Currency	Appreciation
Expiration		to be	to be	to be	to be	(Depreciation)
Date	Counterparty	Received	Received	Delivered	Delivered	($)

Forward Foreign Currency Exchange Contracts

06/17/2015	State Street Bank & Trust Co.	AUD	1,258,000	USD	993,114	(64,650)
06/17/2015	State Street Bank & Trust Co.	AUD	2,096,000	USD	1,654,664	(55,253)
06/17/2015	State Street Bank & Trust Co.	USD	6,366,826	AUD	8,065,000	842,155
09/16/2015	State Street Bank & Trust Co.	USD	22,659,552	CHF	21,026,000	(861,915)
09/16/2015	State Street Bank & Trust Co.	USD	6,531,891	CHF	6,061,000	403,368
07/31/2015	State Street Bank & Trust Co.	USD	6,697,621	NZD	8,849,500	25,654

Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts						289,359

52 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2015 (see financial note 2(a) for additional information):

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$543,129,594	$—	$543,129,594
Brazil[1]	7,962,485	—	—	7,962,485
Canada[1]	104,091,832	—	—	104,091,832
China[1]	—	58,601,588	—	58,601,588
Pharmaceuticals, Biotechnology & Life Sciences	857,702	2,756,080	—	3,613,782
Retailing	1,896,816	—	—	1,896,816
Software & Services	5,579,485	4,274,310	—	9,853,795
Denmark[1]	—	34,553,757	—	34,553,757
Health Care Equipment & Services	16,700	1,715,167	—	1,731,867
France[1]	—	109,525,768	—	109,525,768
Capital Goods	5,692,796	7,643,815	—	13,336,611
Commercial & Professional Supplies	9,052,446	101,964	—	9,154,410
Energy	9,587,454	4,001,185	—	13,588,639
Health Care Equipment & Services	6,099,715	3,255,786	—	9,355,501
Media	44,692	3,471,428	—	3,516,120
Pharmaceuticals, Biotechnology & Life Sciences	6,527,066	7,733,391	—	14,260,457
Software & Services	4,023,278	4,087,378	—	8,110,656
Telecommunication Services	49,364	248,404	—	297,768
Germany[1]	—	163,064,691	—	163,064,691
Media	6,077,268	9,263,432	—	15,340,700
Hong Kong[1]	—	29,298,527	—	29,298,527
Capital Goods	250,485	4,305,460	—	4,555,945
Consumer Services	6,767,188	242,672	—	7,009,860
Diversified Financials	23,286	2,527,371	—	2,550,657
Telecommunication Services	3,810,540	46,876	—	3,857,416
India[1]	—	25,333,245	—	25,333,245
Automobiles & Components	—	5,762,213	84,670	5,846,883
Ireland[1]	—	14,853,878	—	14,853,878
Banks	1,673,967	85,195	—	1,759,162
Food, Beverage & Tobacco	6,683,236	151,947	—	6,835,183
Israel[1]	—	5,137,755	—	5,137,755
Capital Goods	4,414,565	—	—	4,414,565
Pharmaceuticals, Biotechnology & Life Sciences	4,808,767	422,555	—	5,231,322
Semiconductors & Semiconductor Equipment	4,082,287	—	—	4,082,287
Software & Services	5,916,896	32,279	—	5,949,175
Mexico[1]	1,626,898	—	—	1,626,898

See financial notes 53

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Netherlands[1]	$—	$50,192,669	$—	$50,192,669
Insurance	28,784	152,232	—	181,016
Media	73,440	215,284	—	288,724
Semiconductors & Semiconductor Equipment	3,416,009	305,298	—	3,721,307
New Zealand[1]	—	11,607,487	—	11,607,487
Utilities	13,024	10,497	15,598	39,119
Peru[1]	1,767,139	—	—	1,767,139
Republic of Korea[1]	—	29,296,306	—	29,296,306
Household & Personal Products	—	4,044,778	851,437	4,896,215
Pharmaceuticals, Biotechnology & Life Sciences	2,239,689	—	—	2,239,689
Singapore[1]	—	37,907,980	—	37,907,980
Transportation	7,559,615	10,797,132	—	18,356,747
Spain[1]	—	32,448,164	—	32,448,164
Consumer Services	7,361,206	—	—	7,361,206
Transportation	41,173	1,554,257	—	1,595,430
Sweden[1]	—	24,691,093	—	24,691,093
Capital Goods	9,789,148	26,771,140	—	36,560,288
Consumer Durables & Apparel	3,184,705	87,551	—	3,272,256
Diversified Financials	2,828,112	4,068,331	—	6,896,443
Food & Staples Retailing	23,302	—	—	23,302
Health Care Equipment & Services	25,413	39,568	—	64,981
Switzerland[1]	—	139,654,077	—	139,654,077
Capital Goods	2,187,432	18,067,015	—	20,254,447
Taiwan[1]	—	27,556,945	—	27,556,945
Semiconductors & Semiconductor Equipment	1,960,601	1,963,609	—	3,924,210
Thailand[1]	—	1,038,000	—	1,038,000
Telecommunication Services	1,119,733	—	—	1,119,733
United Kingdom[1]	—	176,360,236	—	176,360,236
Capital Goods	11,917,595	80,769,471	—	92,687,066
Consumer Services	4,393,557	20,480,098	—	24,873,655
Energy	3,023,000	5,553,886	—	8,576,886
Food, Beverage & Tobacco	31,836	23,387,192	—	23,419,028
Insurance	12,400,650	10,583,239	—	22,983,889
Technology Hardware & Equipment	10,022,828	23,686,871	—	33,709,699
United States[1]	1,093,651	—	—	1,093,651
Preferred Stock[1]	—	4,747,408	—	4,747,408
Brazil[1]	1,467,438	—	—	1,467,438
United Kingdom[1]	—	—	3,310	3,310
Other Investment Companies[1]	74,166,751	—	—	74,166,751
Rights
Canada[1]	592	—	—	592

54 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Spain
Banks	$278	$—	$18,795	$19,073
Short-Term Investments[1]	—	45,000	—	45,000

Total	$369,753,915	$1,813,710,525	$973,810	$2,184,438,250

Other Financial Instruments
Futures Contracts[2]	$575,097	$—	$—	$575,097
Forward Foreign Currency Exchange Contracts[2]	—	1,271,177	—	1,271,177

Liabilities Valuation Input

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	($981,818)	$—	($981,818)

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts and forward foreign currency exchange contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	April 30,
Investments in Securities	2014	(Losses)	(Depreciation)	Purchases	Sales	in	out	2015

Common Stock
India	$—	$—	$9,470	$75,200	$—	$—	$—	$84,670
New Zealand	—	—	2,169	13,429	—	—	—	15,598
Republic of Korea	—	—	155,243	696,194	—	—	—	851,437
Preferred Stock
United Kingdom	3,056	—	77	3,243	(3,066)	—	—	3,310
Rights
Spain	—	—	588	18,207	—	—	—	18,795

Total	$3,056	$—	$167,547	$806,273	($3,066)	$—	$—	$973,810

All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying Statement of Operations. The change in net unrealized appreciation (depreciation) for Level 3 investments held by the fund at April 30, 2015 was $167,537.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $18,241,043 and $37,103,101 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended April 30, 2015. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 during the period.

See financial notes 55

 Laudus International MarketMasters Fund

Statement of
Assets and Liabilities
As of April 30, 2015; unaudited

Assets

Investments, at value (cost $1,843,957,301)		$2,184,438,250
Foreign currency, at value (cost $2,000,511)		2,007,484
Deposit with broker for futures contracts		1,914,000
Receivables:
Investments sold		8,636,520
Dividends		6,550,519
Fund shares sold		5,178,703
Foreign tax reclaims		1,271,307
Unrealized appreciation on forward foreign currency exchange contracts		1,271,177
Prepaid expenses	+	125,323

Total assets		2,211,393,283

Liabilities

Payables:
Investments bought		11,818,467
Investment adviser and administrator fees		463,515
Shareholder service fees		460,632
Due to custodian		1,091,174
Fund shares redeemed		797,549
Foreign capital gains tax		330,160
Variation margin on futures contracts		243,578
Unrealized depreciation on forward foreign currency exchange contracts	+	981,818

Total liabilities		16,186,893

Net Assets

Total assets		2,211,393,283
Total liabilities	−	16,186,893

Net assets		$2,195,206,390

Net Assets by Source
Capital received from investors		1,857,110,138
Distributions in excess of net investment income		(7,680,819)
Net realized capital gains		4,692,710
Net unrealized capital appreciation		341,084,361

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV
Investor Shares	$626,013,483		26,055,733		$24.03
Select Shares	$1,569,192,907		65,367,199		$24.01

56 See financial notes

 Laudus International MarketMasters Fund

Statement of
Operations
For the period November 1, 2014 through April 30, 2015; unaudited

Investment Income

Dividends (net of foreign withholding taxes of $1,839,760)		$20,973,613
Interest	+	225

Total investment income		20,973,838

Expenses

Investment adviser and administrator fees		13,597,937
Shareholder service fees:
Investor Shares		712,225
Select Shares		1,161,980
Custodian fees		648,815
Portfolio accounting fees		100,304
Transfer agent fees		83,226
Shareholder reports		62,702
Professional fees		35,691
Registration fees		28,002
Independent trustees’ fees		8,095
Interest expense		1,006
Other expenses	+	63,221

Total expenses		16,503,204
Expense reduction by CSIM and its affiliates	−	2,607,397

Net expenses	−	13,895,807

Net investment income		7,078,031

Realized and Unrealized Gains (Losses)

Net realized gains on investments (net of foreign capital gain tax paid of $579,074)		19,997,496
Net realized gains on futures contracts		1,238,826
Net realized gains on foreign currency transactions	+	3,633,732

Net realized gains		24,870,054
Net change in unrealized appreciation (depreciation) on investments (net of foreign capital gain tax of $825,896)		101,157,579
Net change in unrealized appreciation (depreciation) on futures contracts		650,996
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(3,173,897)

Net change in unrealized appreciation (depreciation)	+	98,634,678

Net realized and unrealized gains		123,504,732

Increase in net assets resulting from operations		$130,582,763

See financial notes 57

 Laudus International MarketMasters Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/14-4/30/15			11/1/13-10/31/14
Net investment income		$7,078,031	$26,641,585
Net realized gains		24,870,054	224,500,692
Net change in unrealized appreciation (depreciation)	+	98,634,678	(286,715,625)

Increase (Decrease) in net assets from operations		130,582,763	(35,573,348)

Distributions to Shareholders

Distributions from net investment income
Investor Shares		(8,584,765)	(9,151,462)
Select Shares	+	(24,212,500)	(24,452,646)

Total distributions from net investment income		($32,797,265)	($33,604,108)

Transactions in Fund Shares

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		822,577	$18,957,950	2,681,598	$63,944,369
Select Shares	+	4,956,684	113,345,484	17,762,259	421,251,532

Total shares sold		5,779,261	$132,303,434	20,443,857	$485,195,901

Shares Reinvested
Investor Shares		358,089	$7,806,344	364,557	$8,395,762
Select Shares	+	454,613	9,896,917	703,683	16,184,703

Total shares reinvested		812,702	$17,703,261	1,068,240	$24,580,465

Shares Redeemed
Investor Shares		(2,622,513)	($60,115,654)	(4,050,133)	($96,267,673)
Select Shares	+	(9,396,806)	(215,494,700)	(16,261,189)	(386,422,770)

Total shares redeemed		(12,019,319)	($275,610,354)	(20,311,322)	($482,690,443)

Net transactions in fund shares		(5,427,356)	($125,603,659)	1,200,775	$27,085,923

Shares Outstanding and Net Assets

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		96,850,288	$2,223,024,551	95,649,513	$2,265,116,084
Total increase or decrease	+	(5,427,356)	(27,818,161)	1,200,775	(42,091,533)

End of period		91,422,932	$2,195,206,390	96,850,288	$2,223,024,551

Distributions in excess of net investment income/Net investment income not yet distributed			($7,680,819)		$18,038,415

58 See financial notes

 Laudus MarketMasters Funds

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds in this report is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)	Schwab Target 2010 Fund
Laudus Small-Cap MarketMasters Fund	Schwab Target 2015 Fund
Laudus International MarketMasters Fund	Schwab Target 2020 Fund
Schwab S&P 500 Index Fund	Schwab Target 2025 Fund
Schwab Small-Cap Index Fund	Schwab Target 2030 Fund
Schwab Total Stock Market Index Fund	Schwab Target 2035 Fund
Schwab International Index Fund	Schwab Target 2040 Fund
Schwab MarketTrack All Equity Portfolio	Schwab Target 2045 Fund
Schwab MarketTrack Growth Portfolio	Schwab Target 2050 Fund
Schwab MarketTrack Balanced Portfolio	Schwab Target 2055 Fund
Schwab MarketTrack Conservative Portfolio	Schwab Fundamental US Large Company Index Fund
Schwab Balanced Fund	Schwab Fundamental US Small Company Index Fund
Schwab Core Equity Fund	Schwab Fundamental International Large Company Index Fund
Schwab Dividend Equity Fund	Schwab Fundamental International Small Company Index Fund
Schwab Large-Cap Growth Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Small-Cap Equity Fund	Schwab Fundamental Global Real Estate Index Fund
Schwab Hedged Equity Fund	Schwab Monthly Income Fund - Moderate Payout
Schwab Financial Services Fund	Schwab Monthly Income Fund - Enhanced Payout
Schwab Health Care Fund	Schwab Monthly Income Fund - Maximum Payout
Schwab International Core Equity Fund

Each fund in this report offers two share classes: Investor Shares and Select Shares®. Shares of each class represent an interest in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold (subject to a redemption fee, see financial note 9) at closing net asset value per share (“NAV”), which is the price for all outstanding shares of a fund or share class, as applicable. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The funds invest in certain other investment companies (“underlying funds”). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the SEC.

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where

 59

 Laudus MarketMasters Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to a fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the NAV of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.

•	Futures contracts and forward foreign currency exchange contracts (“forwards”): Futures contracts are valued at their settlement prices as of the close of their exchanges. Forwards are valued based on that day’s forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.

•	Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security’s market value.

•	Underlying funds: Mutual funds are valued at their respective NAVs. Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are

60

 Laudus MarketMasters Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the funds’ investments as of April 30, 2015 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.

Forward Foreign Currency Exchange Contracts: Forwards are contracts to buy and sell a currency at a set price on a future date. The value of the forwards is accounted for as unrealized appreciation or depreciation until the contracts settle, at which time the gains or losses are realized.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in

 61

 Laudus MarketMasters Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

When a fund closes out a futures contract or forward position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains, if any, once a year.

(g) Custody Credit:

The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (“State Street”), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Foreign Taxes:

The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of April 30, 2015, if any, are reflected in each fund’s Statement of Assets and Liabilities.

62

 Laudus MarketMasters Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(k) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Market Risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of the investment in a fund will fluctuate, which means that investors could lose money.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Investment Style Risk. The funds’ investment managers attempt to reduce the impact of the performance of any given investment style by investing in both value and growth style stocks. But whenever value stocks fall out of favor with investors, they may underperform growth stocks, and vice versa.

Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — large-cap and mid-cap stocks, for instance — a fund’s small-cap holdings could reduce performance.

Large- and Mid-Cap Risk. Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more vulnerable to adverse business or economic events than larger, more established companies. During a period when large- and mid-cap U.S. stocks fall behind other types of investments — bonds and small-cap stocks, for instance — a fund’s performance also will lag those investments.

Management Risk. As with all actively managed funds, a fund is subject to the risk that its investment adviser and investment managers will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its objective. Poor stock selection or a focus on securities in a particular sector may cause a fund to underperform its benchmark or other funds with a similar investment objective.

Foreign Investment Risk. A fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These restrictions may negatively impact the value or liquidity of a fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategies. These risks may be heightened in connection with investments in emerging markets.

Emerging Market Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a fund’s investments in emerging market countries which may be magnified by currency fluctuations relative to the U.S. dollar, and at times, it may be difficult to value such investments.

Currency Risk. As a result of a fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar. If such an event occurs, the dollar value of an investment in the fund would be adversely affected.

 63

 Laudus MarketMasters Funds

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

Derivatives Risk. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk, market risk and management risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to credit risk, leverage risk, lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately large impact on a fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gain. These risks could cause a fund to lose more than the initial amount invested.

Multi-Manager Risk. Although CSIM monitors and seeks to coordinate the overall management of a fund, each investment manager makes investment decisions independently, and it is possible that the investment styles of the investment managers may not complement one another. As a result, a fund’s exposure to a given stock, industry or investment style could unintentionally be smaller or larger than if a fund had a single manager.

Liquidity Risk. A particular investment may be difficult to purchase or sell. A fund may be unable to sell illiquid securities at an advantageous time or price.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.

For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:

	Laudus Small-Cap	Laudus International
% of Average Daily Net Assets	MarketMasters Fund	MarketMasters Fund

First $500 million	1.17%	1.29%
$500 million to $1 billion	1.13%	1.275%
Over $1 billion	1.07%	1.25%

The Board has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab) under the Plan. All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to 0.25% for Investor Shares and 0.20% for Select Shares. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds). Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

Although these agreements specify certain fees for these services, CSIM and its affiliates have made an additional agreement with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with

64

 Laudus MarketMasters Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (“expense limitation”). The expense limitation as a percentage of average daily net assets is as follows:

	Laudus Small-Cap	Laudus International
	MarketMasters Fund	MarketMasters Fund

Investor Shares	1.35%	1.40%
Select Shares	1.20%	1.25%

Certain Schwab funds may own shares of other Schwab funds. The table below reflects the percentage of shares of each fund in this report that are owned by other Schwab funds as of April 30, 2015, as applicable:

	Underlying Funds
	Laudus Small-Cap	Laudus International
	MarketMasters Fund	MarketMasters Fund

Schwab Target 2010 Fund	0.3%	0.1%
Schwab Target 2015 Fund	0.7%	0.3%
Schwab Target 2020 Fund	4.9%	1.7%
Schwab Target 2025 Fund	4.9%	1.5%
Schwab Target 2030 Fund	11.6%	3.3%
Schwab Target 2035 Fund	5.6%	1.5%
Schwab Target 2040 Fund	16.3%	4.1%
Schwab Target 2045 Fund	1.2%	0.3%
Schwab Target 2050 Fund	1.0%	0.2%
Schwab Target 2055 Fund	0.6%	0.1%
Schwab Monthly Income Fund - Moderate Payout	—%	0.3%
Schwab Monthly Income Fund - Enhanced Payout	—%	0.4%
Schwab Monthly Income Fund - Maximum Payout	—%	0.1%
Schwab Balanced Fund	12.6%	—%

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on a fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred an interest expense, which is disclosed on a fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

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 Laudus MarketMasters Funds

Financial Notes, unaudited (continued)

7. Purchases and Sales/Maturities of Investment Securities:

For the period ended April 30, 2015, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Laudus Small-Cap MarketMasters Fund	$43,382,125	$43,130,601
Laudus International MarketMasters Fund	658,504,678	794,610,012

8. Derivatives:

The funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The fair value and variation margin for futures contracts held at April 30, 2015 are presented on the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period, the month-end average contract values of futures contracts held by the funds and the month-end average number of contracts held were as follows:

	Contract Values	Number of Contracts

Laudus Small-Cap MarketMasters Fund	$3,358,500	28
Laudus International MarketMasters Fund	25,564,698	282

The Laudus International MarketMasters Fund invested in forwards during the report period. The fund invested in forwards in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future foreign currency exchange rates and to hedge exposure to certain currencies. Refer to financial note 2(b) for the fund’s accounting policies with respect to forwards and financial note 3 for disclosures concerning the risks of investing in forwards. During the period, the month-end average forward foreign currency notional amount and the month-end average unrealized appreciation were $52,537,905 and $1,735,312, respectively.

As of April 30, 2015, the derivatives contracts held by the funds, categorized by primary risk exposure, were:

	Laudus Small-Cap	Laudus International
	MarketMasters Fund	MarketMasters Fund
Asset Derivatives	Fair Value

Equity Index - Futures Contracts[1]	$—	$575,097
Forward Foreign Currency Exchange Contracts[2]	—	1,271,177

Total	$—	$1,846,274

Liability Derivatives	Fair Value

Equity Index - Futures Contracts[3]	$21,925	$—
Forward Foreign Currency Exchange Contracts[4]	—	981,818

Total	$21,925	$981,818

[1]	Includes cumulative unrealized appreciation of futures contracts as reported in the Schedule of Portfolio Holdings. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
[2]	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
[3]	Includes cumulative unrealized depreciation of futures contracts as reported in the Schedule of Portfolio Holdings. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
[4]	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

66

 Laudus MarketMasters Funds

Financial Notes, unaudited (continued)

8. Derivatives (continued):

The effects of the derivatives held by the funds in the Statement of Operations for the period ended April 30, 2015 were:

		Laudus
	Laudus Small-Cap	International
	MarketMasters Fund	MarketMasters Fund

Equity Index Futures Contracts
Realized Gains (Losses)[1]	$502,441	$1,238,826
Change in Unrealized Appreciation (Depreciation)[2]	(178,544)	650,996
Forward Foreign Currency Exchange Contracts
Realized Gains (Losses)[1]	$—	$4,228,469
Change in Unrealized Appreciation (Depreciation)[2]	—	(3,426,950)

[1]	Statement of Operations location: Net realized gains (losses) on futures contracts and net realized gains (losses) on foreign currency transactions.
[2]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts and net change in unrealized appreciation (depreciation) on foreign currency translations.

The funds’ forwards are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements which govern certain terms of derivative transactions. ISDA agreements typically contain, among other things, master netting provisions in the event of a default or other termination event. Master netting provisions allow the funds and the counterparty, in the event of a default or other termination event, to offset payable and receivable amounts for each party related to derivative contracts to one net amount payable by either the funds or the counterparty. The Laudus International MarketMasters Fund’s forwards, which are reported gross in the Statement of Assets and Liabilities, are presented in the table below. The following table presents the fund’s forwards, net of amounts available for offset under a master netting agreement and net of any related collateral received by the fund for assets and pledged by the fund for liabilities as of April 30, 2015.

Laudus International MarketMasters Fund
		Gross Amounts Not Offset in the
		Statement of Assets and Liabilities
	Gross Amounts of Assets
	Presented in the	Financial	Cash Collateral	Net
Counterparty	Statement of Assets and Liabilities	Instruments	Received	Amounts(a)

State Street Bank & Trust Co.	$1,271,177	($981,818)	$—	$289,359

Total	$1,271,177	($981,818)	$—	$289,359

	Gross Amounts of Liabilities
	Presented in the	Financial	Cash Collateral	Net
Counterparty	Statement of Assets and Liabilities	Instruments	Pledged	Amounts(b)

State Street Bank & Trust Co.	($981,818)	$981,818	$—	$—

Total	($981,818)	$981,818	$—	$—

[a]	Represents the net amount due from the counterparty in the event of default.
[b]	Represents the net amount due to the counterparty in the event of default.

 67

 Laudus MarketMasters Funds

Financial Notes, unaudited (continued)

9. Redemption Fee:

The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:

	Current Period	Prior Period
	(11/1/14-4/30/15)	(11/1/13-10/31/14)

Laudus Small-Cap MarketMasters Fund	$438	$384
Laudus International MarketMasters Fund	8,052	6,455

10. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2014, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:

	Laudus Small-Cap	Laudus International
Expiration Date	MarketMasters Fund	MarketMasters Fund

October 31, 2017	$—	$3,773,115

Total	$—	$3,773,115

Qualified late-year losses are certain capital and ordinary losses which occur during the portion of a fund’s taxable year subsequent to October 31. A fund may elect to treat any portion of qualified late-year losses as arising during the first day of the next taxable year. For the year ended October 31, 2014, the funds had late-year ordinary losses deferred and capital loss carryforwards utilized as follows:

	Laudus Small-Cap	Laudus International
	MarketMasters Fund	MarketMasters Fund

Late-year ordinary losses deferred	$1,396,656	$—
Capital loss carryforwards utilized	22,461,534	206,581,377

As of October 31, 2014, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2014, the funds did not incur any interest or penalties.

11. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

68

Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 95 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – present).	74	Director, Gilead Sciences, Inc. (2005 – present)

David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Private Investor.	74	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)

Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013)	74	Director, KLA-Tencor Corporation (2008 – present)

 69

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2015)	Managing Partner and Co-Founder, Kudu Advisors, LLC (financial services) (May 2009 – present); Director, Asset International, Inc. (publisher of financial services information) (Jan. 2009 – Nov. 2014).	95	None.

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust and Laudus Institutional Trust since 2010)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 –present).	74	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
Lead Independent Director, Board of Cooper Industries (2002 – 2012)

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	74	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

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 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989; Schwab Investments since 1991; Schwab Capital Trust since 1993; Schwab Annuity Portfolios since 1994; Laudus Trust and Laudus Institutional Trust since 2010)	Chairman and Director, The Charles Schwab Corporation (1986 – present); Chairman and Director of Charles Schwab & Co., Inc. (1971 – present); Chairman and Director of Charles Schwab Investment Management, Inc. (1989 – present); Chairman and Director of Charles Schwab Bank (2003 – present); Chairman and Chief Executive Officer of Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. (1996 – present); and Director, Chairman and Chief Executive Officer, Schwab Holdings, Inc. (1979 – present).	74	Chairman and Director, The Charles Schwab Corporation (1986 – present) Director, Yahoo! Inc. (2014 – present)

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (2008 – present); Director, Charles Schwab Bank (2006 – present); and Director Schwab Holdings, Inc. (2008 – present).	95	Director, The Charles Schwab Corporation (2008 – present)

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (January 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira
1964
Treasurer and Principal Financial Officer, Schwab Funds
Treasurer and Chief Financial Officer, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust and Laudus Institutional Trust since 2006)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

 71

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2005)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab and Laudus Funds’ retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds or Laudus Funds to retire from all Boards upon their required retirement date from either Board.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Boards.
.

72

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays U.S. Treasury Bills 1 − 3 Months Index An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

MSCI EAFE (Europe, Australasia, Far East) Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

restricted and illiquid securities Restricted securities are securities that are subject to legal restrictions on their sale. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of1933 (the “1933 Act”), or in a registered public offering. Certain restricted securities, such as Section 4(a)(2) commercial paper and Rule 144A securities under the 1933 Act, may be considered to be liquid if they meet the criteria for liquidity established by the Board. Illiquid securities generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which a fund has valued the instruments. The liquidity of a fund’s investments is monitored under the supervision and direction of the Board. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

Russell 2000 Index An index that measures the performance of the small-cap segment of the U.S. equity universe. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

 73

Notes

Notes

Notes

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Laudus Funds’ website at www.csimfunds.com/laudusfunds_prospectus, the SEC’s website at http://www.sec.gov, or by contacting Laudus Funds at 1-800-447-3332.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/laudusfunds_prospectus or the SEC’s website at www.sec.gov.

The Laudus Fundstm

Laudus Growth Investors
Laudus U.S. Large Cap Growth Fund

Laudus MarketMasters Fundstm
Laudus International MarketMasters Fundtm
Laudus Small-Cap MarketMasters Fundtm

Laudus Mondrian Fundstm
Laudus Mondrian International Equity Fund
Laudus Mondrian Emerging Markets Fund
Laudus Mondrian International Government Fixed Income Fund
Laudus Mondrian Global Government Fixed Income Fund

The Laudus Funds include the Laudus U.S. Large Cap Growth Fund and the Laudus Mondrian Funds, which are part of the Laudus Trust and distributed by ALPS Distributors Inc.; and the Laudus MarketMasters Funds, which are part of the Schwab Capital Trust, and distributed by Charles Schwab & Co., Inc. Charles Schwab & Co., Inc. and ALPS Distributors Inc. are unaffiliated entities.

For More Information about the Funds:

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Schwab Funds®
1-800-407-0256
 —

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

© 2015 Charles Schwab & Co., Inc. All rights reserved. Member SIPC®. Printed on recycled paper.	MFR13563-18
00143416

COMMAND PERFORMANCETM

Semiannual report dated April 30, 2015, enclosed.

Schwab Target Funds

Schwab Target 2010 Fund

Schwab Target 2015 Fund

Schwab Target 2020 Fund

Schwab Target 2025 Fund

Schwab Target 2030 Fund

Schwab Target 2035 Fund

Schwab Target 2040 Fund

Schwab Target 2045 Fund

Schwab Target 2050 Fund

Schwab Target 2055 Fund

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This wrapper is not part of the shareholder report.

Schwab Target Funds

Semiannual Report
April 30, 2015

Schwab Target 2010 Fund

Schwab Target 2015 Fund

Schwab Target 2020 Fund

Schwab Target 2025 Fund

Schwab Target 2030 Fund

Schwab Target 2035 Fund

Schwab Target 2040 Fund

Schwab Target 2045 Fund

Schwab Target 2050 Fund

Schwab Target 2055 Fund

Schwab Target Funds

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Total Return for the 6 Months Ended April 30, 2015

Schwab Target 2010 Fund (Ticker Symbol: SWBRX)	2.85%

Target 2010 Composite Index	2.79%
Fund Category: Morningstar Target Date 2000-2010	2.29%

Performance Details	page 8

Schwab Target 2015 Fund (Ticker Symbol: SWGRX)	2.91%

Target 2015 Composite Index	2.87%
Fund Category: Morningstar Target Date 2011-2015	2.46%

Performance Details	page 9

Schwab Target 2020 Fund (Ticker Symbol: SWCRX)	3.39%

Target 2020 Composite Index	3.38%
Fund Category: Morningstar Target Date 2016-2020	2.85%

Performance Details	page 10

Schwab Target 2025 Fund (Ticker Symbol: SWHRX)	3.81%

Target 2025 Composite Index	3.74%
Fund Category: Morningstar Target Date 2021-2025	3.22%

Performance Details	page 11

Schwab Target 2030 Fund (Ticker Symbol: SWDRX)	4.08%

Target 2030 Composite Index	4.03%
Fund Category: Morningstar Target Date 2026-2030	3.57%

Performance Details	page 12

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.

The components that make up each of the composite indices may vary over time. For index definitions, please see the Glossary.

Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

Schwab Target Funds 3

Performance at a Glance continued

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Total Return for the 6 Months Ended April 30, 2015

Schwab Target 2035 Fund (Ticker Symbol: SWIRX)	4.31%

Target 2035 Composite Index	4.27%
Fund Category: Morningstar Target Date 2031-2035	3.82%

Performance Details	page 13

Schwab Target 2040 Fund (Ticker Symbol: SWERX)	4.54%

Target 2040 Composite Index	4.50%
Fund Category: Morningstar Target Date 2036-2040	4.01%

Performance Details	page 14

Schwab Target 2045 Fund (Ticker Symbol: SWMRX)	4.58%

Target 2045 Composite Index	4.62%
Fund Category: Morningstar Target Date 2041-2045	4.14%

Performance Details	page 15

Schwab Target 2050 Fund (Ticker Symbol: SWNRX)	4.79%

Target 2050 Composite Index	4.71%
Fund Category: Morningstar Target Date 2046-2050	4.23%

Performance Details	page 16

Schwab Target 2055 Fund (Ticker Symbol: SWORX)	4.79%

Target 2055 Composite Index	4.80%
Fund Category: Morningstar Target Date 2051+	4.26%

Performance Details	page 17

Minimum Initial Investment[1]	$100

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.

The components that make up each of the composite indices may vary over time. For index definitions, please see the Glossary.

Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

[1]	Please see the funds’ prospectus for further detail and eligibility requirements.

4 Schwab Target Funds

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

At Charles Schwab Investment Management, we design our investment products to serve as part of the foundation of an investor’s portfolio. Within each of our Schwab Target Funds is a mix of active, passive, proprietary, and third-party strategies, seeking to provide diversification by investing in a combination of other funds. The funds are professionally managed according to projected retirement dates, and rebalanced to become more conservative as a target date approaches and beyond.

For the six-month reporting period ended April 30, 2015, the funds generated positive returns that generally tracked their comparative indices. The broad U.S. stock market benefitted from historically low short-term interest rates and overall positive corporate earnings reports, which contributed to several equity indices reaching record highs during the reporting period. The U.S. bond market also performed well overall, despite bouts of volatility surrounding speculation over the timing of a potential short-term interest rate rise by the Federal Reserve, as well as fluctuations in the price of oil. The slight rebound in oil prices toward the end of the reporting period supported both stocks and bonds alike, with the S&P 500 Index and the Barclays U.S. Aggregate Bond Index returning 4.4% and 2.1%, respectively.

Global economic growth showed signs of improvement, resulting in many international developed stock markets rallying over the reporting period. Subsiding geopolitical tensions in Russia helped, as did relative stability in Greece and the eurozone. The U.S. dollar remained strong as many central

 Asset Class Performance Comparison % returns during the six months ended 4/30/2015

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

4.40%	S&P 500® Index: measures U.S. large-cap stocks

4.65%	Russell 2000® Index: measures U.S. small-cap stocks

6.81%	MSCI EAFE® Index (Net): measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

2.06%	Barclays U.S. Aggregate Bond Index: measures the U.S. bond market

0.01%	Barclays U.S. Treasury Bills 1-3 Months Index: measures short-term U.S. Treasury obligations

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Past performance is not an indication of future results.

For index definitions, please see the Glossary.

Data source: Index provider websites and CSIM.

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Schwab Target Funds 5

From the President continued

For the six-month reporting period ended April 30, 2015, the funds generated positive returns that generally tracked their comparative indices.

banks, including the European Central Bank and the Bank of Japan, increased economic measures to stimulate growth and combat threats of deflation. When the U.S. dollar rises against foreign currencies, returns on overseas investments will generally be reduced in U.S. dollar terms. However, as international markets performed particularly well this reporting period, returns on many of these investments were positive even when translated into U.S. dollars. Reflecting these conditions, the MSCI EAFE Index, which broadly represents the performance of international stocks, returned 6.8%1 for the reporting period.

For more information about the performance, holdings, and portfolio characteristics of the Schwab Target Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our new website at www.csimfunds.com, which provides improved functionality, enhanced design, and access to industry insights. We are also happy to hear from you at 1-800-435-4000.

Sincerely,

For full definitions of the referenced indices, please see the Glossary

1 The total return cited is calculated net of foreign withholding taxes.

6 Schwab Target Funds

Fund Management

Zifan Tang, Ph.D., CFA, Managing Director and Head of Asset Allocation Strategies, leads the portfolio management team and has overall responsibility for all aspects of the management of the funds. She was appointed portfolio manager of the funds in February 2012. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors, which was subsequently acquired by BlackRock.

Schwab Target Funds 7

Schwab Target 2010 Fund

Performance and Fund Facts as of 04/30/15

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Target 2010 Fund (7/1/05)	2.85%	5.92%	7.04%	4.92%
Target 2010 Composite Index	2.79%	5.81%	6.95%	5.73%
Dow Jones U.S. Total Stock Market Index	4.73%	12.67%	14.37%	8.47%
Barclays U.S. Aggregate Bond Index	2.06%	4.46%	4.12%	4.65%
Fund Category: Morningstar Target Date 2000-2010	2.29%	4.50%	6.42%	4.81%

Fund Expense Ratios3: Net 0.50%; Gross 0.67%

 Statistics

Number of Holdings	23
Portfolio Turnover Rate[4]	21%

 Asset Class Weightings % of Investments5

Fixed-Income Funds – Intermediate-Term Bond	38.4%
Equity Funds – Large-Cap	25.6%
Fixed-Income Funds – Short-Term Bond	9.4%
Equity Funds – International	8.4%
Fixed-Income Funds – Inflation-Protected Bond	6.2%
Short-Term Investments	3.3%
Equity Funds – Small-Cap	3.0%
Money Market Funds	3.0%
Equity Funds – Global Real Estate	2.1%
Fixed-Income Funds – International Bond	0.6%
Total	100.0%

 Top Holdings % of Net Assets6,7

Schwab Total Bond Market Fund	23.0%
Schwab Short-Term Bond Market Fund	9.4%
Metropolitan West Total Return Bond Fund, Class I	9.1%
Schwab Core Equity Fund	6.9%
Laudus U.S. Large Cap Growth Fund	6.4%
Schwab Treasury Inflation Protected Securities Index Fund	6.2%
Schwab S&P 500 Index Fund	5.8%
Laudus International MarketMasters Fund, Select Shares	4.9%
Wells Fargo Advantage Core Bond Fund, Class I	4.5%
Schwab International Core Equity Fund	3.5%
Total	79.7%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Portfolio holdings may have changed since the report date.

The Laudus U.S. Large Cap Growth Fund is part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.50%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Not annualized.
[5]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, and cash equivalents, including money market securities.
[6]	This list is not a recommendation of any security by the investment adviser.
[7]	The holdings listed exclude any temporary liquidity investments.

8 Schwab Target Funds

Schwab Target 2015 Fund

Performance and Fund Facts as of 04/30/15

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Target 2015 Fund (3/12/08)	2.91%	6.14%	7.83%	5.59%
Target 2015 Composite Index	2.87%	6.02%	7.69%	5.54%
Dow Jones U.S. Total Stock Market Index	4.73%	12.67%	14.37%	9.41%
Barclays U.S. Aggregate Bond Index	2.06%	4.46%	4.12%	4.78%
Fund Category: Morningstar Target Date 2011-2015	2.46%	4.93%	6.99%	4.86%

Fund Expense Ratios3: Net 0.53%; Gross 0.64%

 Statistics

Number of Holdings	23
Portfolio Turnover Rate[4]	23%

 Asset Class Weightings % of Investments5

Fixed-Income Funds – Intermediate-Term Bond	37.3%
Equity Funds – Large-Cap	26.6%
Fixed-Income Funds – Short-Term Bond	9.0%
Equity Funds – International	8.8%
Fixed-Income Funds – Inflation-Protected Bond	6.0%
Short-Term Investments	3.8%
Equity Funds – Small-Cap	3.3%
Money Market Funds	2.3%
Equity Funds – Global Real Estate	2.2%
Fixed-Income Funds – International Bond	0.7%
Total	100.0%

 Top Holdings % of Net Assets6,7

Schwab Total Bond Market Fund	22.0%
Schwab Short-Term Bond Market Fund	8.9%
Metropolitan West Total Return Bond Fund, Class I	8.9%
Schwab Core Equity Fund	7.2%
Laudus U.S. Large Cap Growth Fund	6.6%
Schwab Treasury Inflation Protected Securities Index Fund	6.0%
Schwab S&P 500 Index Fund	6.0%
Laudus International MarketMasters Fund, Select Shares	5.1%
Wells Fargo Advantage Core Bond Fund, Class I	4.2%
Schwab International Core Equity Fund	3.6%
Total	78.5%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Portfolio holdings may have changed since the report date.

The Laudus U.S. Large Cap Growth Fund is part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.53%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Not annualized.
[5]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, and cash equivalents, including money market securities.
[6]	This list is not a recommendation of any security by the investment adviser.
[7]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Funds 9

Schwab Target 2020 Fund

Performance and Fund Facts as of 04/30/15

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Target 2020 Fund (7/1/05)	3.39%	7.05%	9.06%	6.30%
Target 2020 Composite Index	3.38%	7.00%	8.98%	6.64%
Dow Jones U.S. Total Stock Market Index	4.73%	12.67%	14.37%	8.47%
Barclays U.S. Aggregate Bond Index	2.06%	4.46%	4.12%	4.65%
Fund Category: Morningstar Target Date 2016-2020	2.85%	5.64%	7.48%	5.10%

Fund Expense Ratios3: Net 0.61%; Gross 0.65%

 Statistics

Number of Holdings	25
Portfolio Turnover Rate[4]	18%

 Asset Class Weightings % of Investments5

Equity Funds – Large-Cap	34.5%
Fixed-Income Funds – Intermediate-Term Bond	31.5%
Equity Funds – International	12.6%
Fixed-Income Funds – Short-Term Bond	5.4%
Equity Funds – Small-Cap	5.3%
Short-Term Investments	3.5%
Equity Funds – Global Real Estate	2.9%
Fixed-Income Funds – Inflation-Protected Bond	2.3%
Fixed-Income Funds – International Bond	1.1%
Money Market Funds	0.9%
Total	100.0%

 Top Holdings % of Net Assets6,7

Schwab Total Bond Market Fund	16.6%
Schwab Core Equity Fund	9.4%
Laudus U.S. Large Cap Growth Fund	8.6%
Metropolitan West Total Return Bond Fund, Class I	8.5%
Schwab S&P 500 Index Fund	7.8%
Laudus International MarketMasters Fund, Select Shares	7.0%
Schwab Short-Term Bond Market Fund	5.4%
Schwab International Core Equity Fund	4.9%
Schwab Dividend Equity Fund	4.2%
TCW Relative Value Large Cap Fund, Class I	3.6%
Total	76.0%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Portfolio holdings may have changed since the report date.

The Laudus U.S. Large Cap Growth Fund is part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.61%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Not annualized.
[5]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, and cash equivalents, including money market securities.
[6]	This list is not a recommendation of any security by the investment adviser.
[7]	The holdings listed exclude any temporary liquidity investments.

10 Schwab Target Funds

Schwab Target 2025 Fund

Performance and Fund Facts as of 04/30/15

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Target 2025 Fund (3/12/08)	3.81%	7.74%	9.94%	7.53%
Target 2025 Composite Index	3.74%	7.69%	9.81%	6.82%
Dow Jones U.S. Total Stock Market Index	4.73%	12.67%	14.37%	9.41%
Barclays U.S. Aggregate Bond Index	2.06%	4.46%	4.12%	4.78%
Fund Category: Morningstar Target Date 2021-2025	3.22%	6.37%	8.69%	5.69%

Fund Expense Ratios3: Net 0.67%; Gross 0.73%

 Statistics

Number of Holdings	24
Portfolio Turnover Rate[4]	15%

 Asset Class Weightings % of Investments5

Equity Funds – Large-Cap	40.1%
Fixed-Income Funds – Intermediate-Term Bond	26.0%
Equity Funds – International	15.3%
Equity Funds – Small-Cap	7.1%
Equity Funds – Global Real Estate	3.4%
Short-Term Investments	3.3%
Fixed-Income Funds – Short-Term Bond	3.2%
Fixed-Income Funds – International Bond	1.1%
Fixed-Income Funds – Inflation-Protected Bond	0.5%
Total	100.0%

 Top Holdings % of Net Assets6,7

Schwab Total Bond Market Fund	12.4%
Schwab Core Equity Fund	11.0%
Laudus U.S. Large Cap Growth Fund	10.0%
Schwab S&P 500 Index Fund	9.1%
Laudus International MarketMasters Fund, Select Shares	8.3%
Metropolitan West Total Return Bond Fund, Class I	7.2%
Schwab International Core Equity Fund	5.7%
Schwab Dividend Equity Fund	4.9%
Schwab Small-Cap Equity Fund	4.7%
TCW Relative Value Large Cap Fund, Class I	4.1%
Total	77.4%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Portfolio holdings may have changed since the report date.

The Laudus U.S. Large Cap Growth Fund is part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.67%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Not annualized.
[5]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, and cash equivalents, including money market securities.
[6]	This list is not a recommendation of any security by the investment adviser.
[7]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Funds 11

Schwab Target 2030 Fund

Performance and Fund Facts as of 04/30/15

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Target 2030 Fund (7/1/05)	4.08%	8.34%	10.50%	7.17%
Target 2030 Composite Index	4.03%	8.24%	10.43%	7.28%
Dow Jones U.S. Total Stock Market Index	4.73%	12.67%	14.37%	8.47%
Barclays U.S. Aggregate Bond Index	2.06%	4.46%	4.12%	4.65%
Fund Category: Morningstar Target Date 2026-2030	3.57%	6.91%	8.77%	5.52%

Fund Expense Ratios3: Net 0.72%; Gross 0.75%

 Statistics

Number of Holdings	22
Portfolio Turnover Rate[4]	14%

 Asset Class Weightings % of Investments5

Equity Funds – Large-Cap	44.3%
Fixed-Income Funds – Intermediate-Term Bond	20.5%
Equity Funds – International	17.5%
Equity Funds – Small-Cap	8.6%
Equity Funds – Global Real Estate	3.9%
Short-Term Investments	2.4%
Fixed-Income Funds – Short-Term Bond	1.9%
Fixed-Income Funds – International Bond	0.9%
Total	100.0%

 Top Holdings % of Net Assets6,7

Schwab Core Equity Fund	12.0%
Laudus U.S. Large Cap Growth Fund	11.0%
Schwab S&P 500 Index Fund	10.0%
Laudus International MarketMasters Fund, Select Shares	9.3%
Schwab Total Bond Market Fund	8.9%
Schwab International Core Equity Fund	6.4%
Metropolitan West Total Return Bond Fund, Class I	5.7%
Schwab Small-Cap Equity Fund	5.6%
Schwab Dividend Equity Fund	5.4%
TCW Relative Value Large Cap Fund, Class I	4.6%
Total	78.9%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Portfolio holdings may have changed since the report date.

The Laudus U.S. Large Cap Growth Fund is part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.72%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Not annualized.
[5]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, and cash equivalents, including money market securities.
[6]	This list is not a recommendation of any security by the investment adviser.
[7]	The holdings listed exclude any temporary liquidity investments.

12 Schwab Target Funds

Schwab Target 2035 Fund

Performance and Fund Facts as of 04/30/15

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Target 2035 Fund (3/12/08)	4.31%	8.81%	11.11%	8.17%
Target 2035 Composite Index	4.27%	8.71%	11.02%	7.45%
Dow Jones U.S. Total Stock Market Index	4.73%	12.67%	14.37%	9.41%
Barclays U.S. Aggregate Bond Index	2.06%	4.46%	4.12%	4.78%
Fund Category: Morningstar Target Date 2031-2035	3.82%	7.44%	9.75%	6.12%

Fund Expense Ratios3: Net 0.75%; Gross 0.82%

 Statistics

Number of Holdings	22
Portfolio Turnover Rate[4]	9%

 Asset Class Weightings % of Investments5

Equity Funds – Large-Cap	47.5%
Equity Funds – International	19.5%
Fixed-Income Funds – Intermediate-Term Bond	15.2%
Equity Funds – Small-Cap	9.9%
Equity Funds – Global Real Estate	4.2%
Short-Term Investments	2.1%
Fixed-Income Funds – Short-Term Bond	1.0%
Fixed-Income Funds – International Bond	0.6%
Total	100.0%

 Top Holdings % of Net Assets6,7

Schwab Core Equity Fund	12.9%
Laudus U.S. Large Cap Growth Fund	11.8%
Schwab S&P 500 Index Fund	10.7%
Laudus International MarketMasters Fund, Select Shares	10.2%
Schwab International Core Equity Fund	7.0%
Schwab Small-Cap Equity Fund	6.5%
Schwab Total Bond Market Fund	6.0%
Schwab Dividend Equity Fund	5.8%
TCW Relative Value Large Cap Fund, Class I	4.9%
Schwab Global Real Estate Fund	4.2%
Total	80.0%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Portfolio holdings may have changed since the report date.

The Laudus U.S. Large Cap Growth Fund is part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.75%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Not annualized.
[5]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, and cash equivalents, including money market securities.
[6]	This list is not a recommendation of any security by the investment adviser.
[7]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Funds 13

Schwab Target 2040 Fund

Performance and Fund Facts as of 04/30/15

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Target 2040 Fund (7/1/05)	4.54%	9.17%	11.56%	7.77%
Target 2040 Composite Index	4.50%	9.12%	11.44%	7.72%
Dow Jones U.S. Total Stock Market Index	4.73%	12.67%	14.37%	8.47%
Barclays U.S. Aggregate Bond Index	2.06%	4.46%	4.12%	4.65%
Fund Category: Morningstar Target Date 2036-2040	4.01%	7.69%	9.53%	5.93%

Fund Expense Ratios3: Net 0.78%; Gross 0.82%

 Statistics

Number of Holdings	21
Portfolio Turnover Rate[4]	7%

 Asset Class Weightings % of Investments5

Equity Funds – Large-Cap	50.4%
Equity Funds – International	21.4%
Equity Funds – Small-Cap	11.3%
Fixed-Income Funds – Intermediate-Term Bond	9.8%
Equity Funds – Global Real Estate	4.5%
Short-Term Investments	1.9%
Fixed-Income Funds – Short-Term Bond	0.4%
Fixed-Income Funds – International Bond	0.3%
Total	100.0%

 Top Holdings % of Net Assets6,7

Schwab Core Equity Fund	13.7%
Laudus U.S. Large Cap Growth Fund	12.5%
Schwab S&P 500 Index Fund	11.3%
Laudus International MarketMasters Fund, Select Shares	10.9%
Schwab International Core Equity Fund	7.5%
Schwab Small-Cap Equity Fund	7.4%
Schwab Dividend Equity Fund	6.2%
TCW Relative Value Large Cap Fund, Class I	5.2%
Schwab Global Real Estate Fund	4.5%
Laudus Small-Cap MarketMasters Fund, Select Shares	3.9%
Total	83.1%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Portfolio holdings may have changed since the report date.

The Laudus U.S. Large Cap Growth Fund is part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.78%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Not annualized.
[5]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, and cash equivalents, including money market securities.
[6]	This list is not a recommendation of any security by the investment adviser.
[7]	The holdings listed exclude any temporary liquidity investments.

14 Schwab Target Funds

Schwab Target 2045 Fund

Performance and Fund Facts as of 04/30/15

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	Since Inception

Fund: Schwab Target 2045 Fund (1/23/13)	4.58%	9.32%	13.95%
Target 2045 Composite Index	4.62%	9.34%	14.05%
Dow Jones U.S. Total Stock Market Index	4.73%	12.67%	18.21%
Barclays U.S. Aggregate Bond Index	2.06%	4.46%	2.30%
Fund Category: Morningstar Target Date 2041-2045	4.14%	7.93%	11.91%

Fund Expense Ratios3: Net 0.80%; Gross 1.12%

 Statistics

Number of Holdings	21
Portfolio Turnover Rate[4]	4%

 Asset Class Weightings % of Investments5

Equity Funds – Large-Cap	51.9%
Equity Funds – International	22.4%
Equity Funds – Small-Cap	12.1%
Fixed-Income Funds – Intermediate-Term Bond	6.6%
Equity Funds – Global Real Estate	4.7%
Short-Term Investments	2.0%
Fixed-Income Funds – Short-Term Bond	0.2%
Fixed-Income Funds – International Bond	0.1%
Total	100.0%

 Top Holdings % of Net Assets6,7

Schwab Core Equity Fund	14.2%
Laudus U.S. Large Cap Growth Fund	12.9%
Schwab S&P 500 Index Fund	11.7%
Laudus International MarketMasters Fund, Select Shares	11.3%
Schwab Small-Cap Equity Fund	7.9%
Schwab International Core Equity Fund	7.8%
Schwab Dividend Equity Fund	6.4%
TCW Relative Value Large Cap Fund, Class I	5.3%
Schwab Global Real Estate Fund	4.7%
Laudus Small-Cap MarketMasters Fund, Select Shares	4.2%
Total	86.4%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Portfolio holdings may have changed since the report date.

The Laudus U.S. Large Cap Growth Fund is part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.80%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Not annualized.
[5]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, and cash equivalents, including money market securities.
[6]	This list is not a recommendation of any security by the investment adviser.
[7]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Funds 15

Schwab Target 2050 Fund

Performance and Fund Facts as of 04/30/15

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	Since Inception

Fund: Schwab Target 2050 Fund (1/23/13)	4.79%	9.61%	14.38%
Target 2050 Composite Index	4.71%	9.51%	14.40%
Dow Jones U.S. Total Stock Market Index	4.73%	12.67%	18.21%
Barclays U.S. Aggregate Bond Index	2.06%	4.46%	2.30%
Fund Category: Morningstar Target Date 2046-2050	4.23%	8.07%	11.69%

Fund Expense Ratios3: Net 0.81%; Gross 1.20%

 Statistics

Number of Holdings	22
Portfolio Turnover Rate[4]	3%

 Asset Class Weightings % of Investments5

Equity Funds – Large-Cap	52.9%
Equity Funds – International	23.1%
Equity Funds – Small-Cap	12.6%
Equity Funds – Global Real Estate	4.8%
Fixed-Income Funds – Intermediate-Term Bond	4.3%
Short-Term Investments	2.0%
Fixed-Income Funds – International Bond	0.2%
Fixed-Income Funds – Short-Term Bond	0.1%
Total	100.0%

 Top Holdings % of Net Assets6,7

Schwab Core Equity Fund	14.4%
Laudus U.S. Large Cap Growth Fund	13.2%
Schwab S&P 500 Index Fund	11.9%
Laudus International MarketMasters Fund, Select Shares	11.7%
Schwab Small-Cap Equity Fund	8.2%
Schwab International Core Equity Fund	8.0%
Schwab Dividend Equity Fund	6.5%
TCW Relative Value Large Cap Fund, Class I	5.4%
Schwab Global Real Estate Fund	4.8%
Laudus Small-Cap MarketMasters Fund, Select Shares	4.4%
Total	88.5%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Portfolio holdings may have changed since the report date.

The Laudus U.S. Large Cap Growth Fund is part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.81%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Not annualized.
[5]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, and cash equivalents, including money market securities.
[6]	This list is not a recommendation of any security by the investment adviser.
[7]	The holdings listed exclude any temporary liquidity investments.

16 Schwab Target Funds

Schwab Target 2055 Fund

Performance and Fund Facts as of 04/30/15

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	Since Inception

Fund: Schwab Target 2055 Fund (1/23/13)	4.79%	9.68%	14.53%
Target 2055 Composite Index	4.80%	9.66%	14.62%
Dow Jones U.S. Total Stock Market Index	4.73%	12.67%	18.21%
Barclays U.S. Aggregate Bond Index	2.06%	4.46%	2.30%
Fund Category: Morningstar Target Date 2051+	4.26%	8.06%	12.42%

Fund Expense Ratios3: Net 0.82%; Gross 1.50%

 Statistics

Number of Holdings	21
Portfolio Turnover Rate[4]	3%

 Asset Class Weightings % of Investments5

Equity Funds – Large-Cap	53.9%
Equity Funds – International	23.9%
Equity Funds – Small-Cap	13.2%
Equity Funds – Global Real Estate	4.9%
Short-Term Investments	2.1%
Fixed-Income Funds – Intermediate-Term Bond	1.9%
Fixed-Income Funds – International Bond	0.1%
Total	100.0%

 Top Holdings % of Net Assets6,7

Schwab Core Equity Fund	14.8%
Laudus U.S. Large Cap Growth Fund	13.6%
Schwab S&P 500 Index Fund	12.2%
Laudus International MarketMasters Fund, Select Shares	12.0%
Schwab Small-Cap Equity Fund	8.6%
Schwab International Core Equity Fund	8.2%
Schwab Dividend Equity Fund	6.7%
TCW Relative Value Large Cap Fund, Class I	5.6%
Schwab Global Real Estate Fund	5.0%
Laudus Small-Cap MarketMasters Fund, Select Shares	4.6%
Total	91.3%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Portfolio holdings may have changed since the report date.

The Laudus U.S. Large Cap Growth Fund is part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.82%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Not annualized.
[5]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, and cash equivalents, including money market securities.
[6]	This list is not a recommendation of any security by the investment adviser.
[7]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Funds 17

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2014 and held through April 30, 2015.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 11/1/14	at 4/30/15	11/1/14–4/30/15

Schwab Target 2010 Fund
Actual Return	0.00%	$1,000.00	$1,028.50	$0.00
Hypothetical 5% Return	0.00%	$1,000.00	$1,024.80	$0.00

Schwab Target 2015 Fund
Actual Return	0.00%	$1,000.00	$1,029.10	$0.00
Hypothetical 5% Return	0.00%	$1,000.00	$1,024.80	$0.00

Schwab Target 2020 Fund
Actual Return	0.00%	$1,000.00	$1,033.90	$0.00
Hypothetical 5% Return	0.00%	$1,000.00	$1,024.80	$0.00

Schwab Target 2025 Fund
Actual Return	0.00%	$1,000.00	$1,038.10	$0.00
Hypothetical 5% Return	0.00%	$1,000.00	$1,024.80	$0.00

Schwab Target 2030 Fund
Actual Return	0.00%	$1,000.00	$1,040.80	$0.00
Hypothetical 5% Return	0.00%	$1,000.00	$1,024.80	$0.00

Schwab Target 2035 Fund
Actual Return	0.00%	$1,000.00	$1,043.10	$0.00
Hypothetical 5% Return	0.00%	$1,000.00	$1,024.80	$0.00

Schwab Target 2040 Fund
Actual Return	0.00%	$1,000.00	$1,045.40	$0.00
Hypothetical 5% Return	0.00%	$1,000.00	$1,024.80	$0.00

Schwab Target 2045 Fund
Actual Return	0.00%	$1,000.00	$1,045.80	$0.00
Hypothetical 5% Return	0.00%	$1,000.00	$1,024.80	$0.00

Schwab Target 2050 Fund
Actual Return	0.00%	$1,000.00	$1,047.90	$0.00
Hypothetical 5% Return	0.00%	$1,000.00	$1,024.80	$0.00

Schwab Target 2055 Fund
Actual Return	0.00%	$1,000.00	$1,047.90	$0.00
Hypothetical 5% Return	0.00%	$1,000.00	$1,024.80	$0.00

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights. The expenses incurred by the underlying funds in which the funds invest are not included in this ratio.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.

18 Schwab Target Funds

Schwab Target 2010 Fund

Financial Statements

Financial Highlights

	11/1/14–		11/1/13–	11/1/12–	11/1/11–	11/1/10–	11/1/09–
	4/30/15*		10/31/14	10/31/13	10/31/12	10/31/11	10/31/10

Per-Share Data ($)

Net asset value at beginning of period	12.42		11.91	11.10	10.56	10.34	9.46

Income (loss) from investment operations:
Net investment income (loss)	0.11	[1]	0.19	0.21	0.22	0.23	0.23
Net realized and unrealized gains (losses)	0.24		0.52	0.85	0.57	0.24	0.89

Total from investment operations	0.35		0.71	1.06	0.79	0.47	1.12
Less distributions:
Distributions from net investment income	(0.25)		(0.20)	(0.25)	(0.25)	(0.25)	(0.24)

Net asset value at end of period	12.52		12.42	11.91	11.10	10.56	10.34

Total return (%)	2.85	[2]	6.08	9.74	7.63	4.63 [3]	11.99

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[4]	—	[5]	—	—	—	—	0.00 [6]
Gross operating expenses[4]	0.15	[5]	0.17	0.18	0.18	0.14	0.16
Net investment income (loss)	1.86	[5]	1.53	1.77	1.95	2.11	2.21
Portfolio turnover rate	21	[2]	29	26	13	11	24
Net assets, end of period ($ x 1,000,000)	65		64	61	60	64	73

* Unaudited.

1 Calculated based on the average shares outstanding during the period.
2 Not annualized.
3 Includes proceeds from a litigation settlement related to an affiliated underlying fund. Without the litigation proceeds, performance would have been lower.
4 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
5 Annualized.
6 Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.

See financial notes 19

 Schwab Target 2010 Fund

Portfolio Holdings as of April 30, 2015 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.csimfunds.com/schwabfunds_prospectus.

		Cost	Value
Holdings by Category		($)	($)

97.0%	Other Investment Companies	54,613,873	63,329,036
3.3%	Short-Term Investments	2,184,875	2,184,875

100.3%	Total Investments	56,798,748	65,513,911
(0.3%)	Other Assets and Liabilities, Net		(226,550)

100.0%	Net Assets		65,287,361

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.0% of net assets

Equity Funds 39.2%

Global Real Estate 2.1%
Schwab Global Real Estate Fund (a)	185,447	1,353,760

International 8.5%
Laudus International MarketMasters Fund, Select Shares (a)	134,633	3,231,197
Schwab International Core Equity Fund (a)	227,858	2,299,084

		5,530,281

Large-Cap 25.6%
Dodge & Cox Stock Fund	2,503	453,842
Laudus U.S. Large Cap Growth Fund *(a)	240,822	4,195,114
Schwab Core Equity Fund (a)	197,872	4,535,218
Schwab Dividend Equity Fund (a)	118,727	2,026,669
Schwab S&P 500 Index Fund (a)	115,335	3,778,378
TCW Relative Value Large Cap Fund, Class I	76,241	1,747,444

		16,736,665

Small-Cap 3.0%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	34,955	662,400
Schwab Small-Cap Equity Fund (a)	60,457	1,306,476

		1,968,876

		25,589,582

Fixed-Income Funds 54.8%

Inflation-Protected Bond 6.2%
Schwab Treasury Inflation Protected Securities Index Fund (a)	363,348	4,073,136

Intermediate-Term Bond 38.6%
Metropolitan West Total Return Bond Fund, Class I	539,095	5,913,869
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	108,330	1,277,206
Schwab Total Bond Market Fund (a)	1,562,330	15,029,613
Wells Fargo Advantage Core Bond Fund, Class I	228,926	2,953,150

		25,173,838

International Bond 0.6%
Laudus Mondrian International Government Fixed Income Fund *(a)	37,134	357,598

Short-Term Bond 9.4%
Schwab Short-Term Bond Market Fund (a)	661,596	6,166,073

		35,770,645

Money Market Fund 3.0%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.04% (a)(b)	1,968,809	1,968,809

Total Other Investment Companies
(Cost $54,613,873)		63,329,036

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.3% of net assets

Time Deposits 3.3%
Australia & New Zealand Banking Group Ltd.
0.03%, 05/01/15	659,685	659,685
DNB
0.03%, 05/01/15	659,685	659,685
JPMorgan Chase Bank
0.03%, 05/01/15	659,685	659,685
Sumitomo Mitsui Banking Corp.
0.03%, 05/01/15	205,820	205,820

		2,184,875

Total Short-Term Investments
(Cost $2,184,875)		2,184,875

End of Investments.

At 04/30/15, the tax basis cost of the fund’s investments was $57,599,400 and the unrealized appreciation and depreciation were $7,964,286 and ($49,775), respectively, with a net unrealized appreciation of $7,914,511.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

20 See financial notes

 Schwab Target 2010 Fund

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2015 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$63,329,036	$—	$—	$63,329,036
Short-Term Investments[1]	—	2,184,875	—	2,184,875

Total	$63,329,036	$2,184,875	$—	$65,513,911

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2015.

See financial notes 21

 Schwab Target 2010 Fund

Statement of
Assets and Liabilities
As of April 30, 2015; unaudited

Assets

Investments in affiliated underlying funds, at value (cost $43,118,710)		$50,983,525
Investments in unaffiliated issuers, at value (cost $13,680,038)	+	14,530,386

Total investments, at value (cost $56,798,748)		65,513,911
Receivables:
Investments sold		600,000
Dividends		44,812
Fund shares sold		44,018
Due from investment adviser		1,005
Prepaid expenses	+	5,788

Total assets		66,209,534

Liabilities

Payables:
Investments bought		484,682
Fund shares redeemed		413,754
Accrued expenses	+	23,737

Total liabilities		922,173

Net Assets

Total assets		66,209,534
Total liabilities	−	922,173

Net assets		$65,287,361

Net Assets by Source
Capital received from investors		66,850,568
Distributions in excess of net investment income		(75,147)
Net realized capital losses		(10,203,223)
Net unrealized capital appreciation		8,715,163

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$65,287,361		5,214,249		$12.52

22 See financial notes

 Schwab Target 2010 Fund

Statement of
Operations
For the period November 1, 2014 through April 30, 2015; unaudited

Investment Income

Dividends received from affiliated underlying funds		$520,259
Dividends received from unaffiliated underlying funds		77,275
Interest	+	338

Total investment income		597,872

Expenses

Professional fees		15,655
Transfer agent fees		11,012
Registration fees		7,773
Shareholder reports		4,075
Portfolio accounting fees		3,920
Independent trustees’ fees		3,271
Custodian fees		1,938
Other expenses	+	1,478

Total expenses		49,122
Expense reduction by CSIM	−	49,122

Net expenses	−	—

Net investment income		597,872

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		1,919,912
Realized capital gain distributions received from unaffiliated underlying funds		25,837
Net realized gains on sales of affiliated underlying funds		586,617
Net realized gains on sales of unaffiliated underlying funds	+	174,160

Net realized gains		2,706,526
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		(1,348,186)
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	(108,768)

Net change in unrealized appreciation (depreciation)	+	(1,456,954)

Net realized and unrealized gains		1,249,572

Increase in net assets resulting from operations		$1,847,444

See financial notes 23

 Schwab Target 2010 Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/14-4/30/15			11/1/13-10/31/14
Net investment income		$597,872	$947,578
Net realized gains		2,706,526	4,161,004
Net change in unrealized appreciation (depreciation)	+	(1,456,954)	(1,521,551)

Increase in net assets from operations		1,847,444	3,587,031

Distributions to Shareholders

Distributions from net investment income		($1,277,875)	($1,036,165)

Transactions in Fund Shares

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		507,295	$6,299,798	955,289	$11,575,490
Shares reinvested		97,175	1,194,285	81,616	967,148
Shares redeemed	+	(526,730)	(6,553,193)	(1,041,619)	(12,568,302)

Net transactions in fund shares		77,740	$940,890	(4,714)	($25,664)

Shares Outstanding and Net Assets

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		5,136,509	$63,776,902	5,141,223	$61,251,700
Total increase or decrease	+	77,740	1,510,459	(4,714)	2,525,202

End of period		5,214,249	$65,287,361	5,136,509	$63,776,902

Distributions in excess of net investment income/Net investment income not yet distributed			($75,147)		$604,856

24 See financial notes

Schwab Target 2015 Fund

Financial Statements

Financial Highlights

	11/1/14–		11/1/13–	11/1/12–	11/1/11–	11/1/10–	11/1/09–
	4/30/15*		10/31/14	10/31/13	10/31/12	10/31/11	10/31/10

Per-Share Data ($)

Net asset value at beginning of period	12.81		12.22	11.13	10.48	10.16	9.09

Income (loss) from investment operations:
Net investment income (loss)	0.12	[1]	0.19	0.20	0.20	0.19	0.16
Net realized and unrealized gains (losses)	0.24		0.60	1.12	0.66	0.32	1.06

Total from investment operations	0.36		0.79	1.32	0.86	0.51	1.22
Less distributions:
Distributions from net investment income	(0.27)		(0.20)	(0.23)	(0.21)	(0.19)	(0.15)
Distributions from net realized gains	(0.56)		—	—	—	—	—

Total distributions	(0.83)		(0.20)	(0.23)	(0.21)	(0.19)	(0.15)

Net asset value at end of period	12.34		12.81	12.22	11.13	10.48	10.16

Total return (%)	2.91	[2]	6.56	12.06	8.41	5.10	13.55

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	—	[4]	—	—	—	—	0.00 [5]
Gross operating expenses[3]	0.09	[4]	0.11	0.14	0.19	0.22	0.39
Net investment income (loss)	1.92	[4]	1.52	1.72	1.85	1.94	1.91
Portfolio turnover rate	23	[2]	32	16	13	16	13
Net assets, end of period ($ x 1,000,000)	118		111	94	70	53	37

* Unaudited.

1 Calculated based on the average shares outstanding during the period.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.
5 Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.

See financial notes 25

 Schwab Target 2015 Fund

Portfolio Holdings as of April 30, 2015 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.csimfunds.com/schwabfunds_prospectus.

		Cost	Value
Holdings by Category		($)	($)

95.9%	Other Investment Companies	100,077,854	112,683,955
3.8%	Short-Term Investments	4,445,156	4,445,156

99.7%	Total Investments	104,523,010	117,129,111
0.3%	Other Assets and Liabilities, Net		385,245

100.0%	Net Assets		117,514,356

	Number	Value
Security	of Shares	($)

Other Investment Companies 95.9% of net assets

Equity Funds 40.8%

Global Real Estate 2.2%
Schwab Global Real Estate Fund (a)	351,353	2,564,877

International 8.8%
Laudus International MarketMasters Fund, Select Shares (a)	251,851	6,044,429
Schwab International Core Equity Fund (a)	423,910	4,277,253

		10,321,682

Large-Cap 26.5%
Dodge & Cox Stock Fund	4,634	840,130
Laudus U.S. Large Cap Growth Fund *(a)	446,591	7,779,622
Schwab Core Equity Fund (a)	370,141	8,483,635
Schwab Dividend Equity Fund (a)	222,072	3,790,767
Schwab S&P 500 Index Fund (a)	214,920	7,040,790
TCW Relative Value Large Cap Fund, Class I	142,130	3,257,631

		31,192,575

Small-Cap 3.3%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	68,984	1,307,253
Schwab Small-Cap Equity Fund (a)	119,476	2,581,880

		3,889,133

		47,968,267

Fixed-Income Funds 52.8%

Inflation-Protected Bond 6.0%
Schwab Treasury Inflation Protected Securities Index Fund (a)	629,418	7,055,781

Intermediate-Term Bond 37.2%
Metropolitan West Total Return Bond Fund, Class I	956,882	10,496,998
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	205,194	2,419,235
Schwab Total Bond Market Fund (a)	2,682,815	25,808,680
Wells Fargo Advantage Core Bond Fund, Class I	385,948	4,978,733

		43,703,646

International Bond 0.7%
Laudus Mondrian International Government Fixed Income Fund *(a)	78,534	756,280

Short-Term Bond 8.9%
Schwab Short-Term Bond Market Fund (a)	1,127,448	10,507,813

		62,023,520

Money Market Fund 2.3%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.04% (a)(b)	2,692,168	2,692,168

Total Other Investment Companies
(Cost $100,077,854)		112,683,955

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.8% of net assets

Time Deposits 3.8%
Australia & New Zealand Banking Group Ltd.
0.03%, 05/01/15	1,177,573	1,177,573
DNB
0.03%, 05/01/15	1,177,573	1,177,573
JPMorgan Chase Bank
0.03%, 05/01/15	1,177,573	1,177,573
Sumitomo Mitsui Banking Corp.
0.03%, 05/01/15	912,437	912,437

		4,445,156

Total Short-Term Investments
(Cost $4,445,156)		4,445,156

End of Investments.

At 04/30/15, the tax basis cost of the fund’s investments was $104,945,977 and the unrealized appreciation and depreciation were $12,386,194 and ($203,060), respectively, with a net unrealized appreciation of $12,183,134.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

26 See financial notes

 Schwab Target 2015 Fund

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2015 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$112,683,955	$—	$—	$112,683,955
Short-Term Investments[1]	—	4,445,156	—	4,445,156

Total	$112,683,955	$4,445,156	$—	$117,129,111

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2015.

See financial notes 27

 Schwab Target 2015 Fund

Statement of
Assets and Liabilities
As of April 30, 2015; unaudited

Assets

Investments in affiliated underlying funds, at value (cost $79,433,599)		$90,691,228
Investments in unaffiliated issuers, at value (cost $25,089,411)	+	26,437,883

Total investments, at value (cost $104,523,010)		117,129,111
Receivables:
Investments sold		940,000
Fund shares sold		408,332
Dividends		76,496
Due from investment adviser		1,533
Prepaid expenses	+	441

Total assets		118,555,913

Liabilities

Payables:
Investments bought		956,280
Fund shares redeemed		72,308
Accrued expenses	+	12,969

Total liabilities		1,041,557

Net Assets

Total assets		118,555,913
Total liabilities	−	1,041,557

Net assets		$117,514,356

Net Assets by Source
Capital received from investors		100,479,244
Distributions in excess of net investment income		(305,205)
Net realized capital gains		4,734,216
Net unrealized capital appreciation		12,606,101

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$117,514,356		9,525,923		$12.34

28 See financial notes

 Schwab Target 2015 Fund

Statement of
Operations
For the period November 1, 2014 through April 30, 2015; unaudited

Investment Income

Dividends received from affiliated underlying funds		$939,648
Dividends received from unaffiliated underlying funds		141,570
Interest	+	615

Total investment income		1,081,833

Expenses

Professional fees		15,871
Transfer agent fees		11,266
Registration fees		8,661
Shareholder reports		4,913
Portfolio accounting fees		4,416
Independent trustees’ fees		3,381
Custodian fees		2,743
Other expenses	+	1,398

Total expenses		52,649
Expense reduction by CSIM	−	52,649

Net expenses	−	—

Net investment income		1,081,833

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		3,737,876
Realized capital gain distributions received from unaffiliated underlying funds		50,969
Net realized gains on sales of affiliated underlying funds		1,090,453
Net realized gains on sales of unaffiliated underlying funds	+	301,984

Net realized gains		5,181,282
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		(2,818,372)
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	(211,788)

Net change in unrealized appreciation (depreciation)	+	(3,030,160)

Net realized and unrealized gains		2,151,122

Increase in net assets resulting from operations		$3,232,955

See financial notes 29

 Schwab Target 2015 Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/14-4/30/15			11/1/13-10/31/14
Net investment income		$1,081,833	$1,599,816
Net realized gains		5,181,282	5,236,905
Net change in unrealized appreciation (depreciation)	+	(3,030,160)	(281,221)

Increase in net assets from operations		3,232,955	6,555,500

Distributions to Shareholders

Distributions from net investment income		(2,377,309)	(1,610,833)
Distributions from net realized gains	+	(4,869,324)	—

Total distributions		($7,246,633)	($1,610,833)

Transactions in Fund Shares

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,578,698	$19,589,065	3,043,782	$37,901,842
Shares reinvested		564,457	6,841,214	125,055	1,526,926
Shares redeemed	+	(1,292,386)	(16,005,236)	(2,202,942)	(27,468,032)

Net transactions in fund shares		850,769	$10,425,043	965,895	$11,960,736

Shares Outstanding and Net Assets

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		8,675,154	$111,102,991	7,709,259	$94,197,588
Total increase	+	850,769	6,411,365	965,895	16,905,403

End of period		9,525,923	$117,514,356	8,675,154	$111,102,991

Distributions in excess of net investment income/Net investment income not yet distributed			($305,205)		$990,271

30 See financial notes

Schwab Target 2020 Fund

Financial Statements

Financial Highlights

	11/1/14–		11/1/13–	11/1/12–	11/1/11–	11/1/10–	11/1/09–
	4/30/15*		10/31/14	10/31/13	10/31/12	10/31/11	10/31/10

Per-Share Data ($)

Net asset value at beginning of period	14.32		13.52	11.94	11.13	10.80	9.63

Income (loss) from investment operations:
Net investment income (loss)	0.15	[1]	0.21	0.22	0.22	0.22	0.20
Net realized and unrealized gains (losses)	0.33		0.82	1.62	0.82	0.34	1.18

Total from investment operations	0.48		1.03	1.84	1.04	0.56	1.38
Less distributions:
Distributions from net investment income	(0.31)		(0.23)	(0.26)	(0.23)	(0.23)	(0.21)

Net asset value at end of period	14.49		14.32	13.52	11.94	11.13	10.80

Total return (%)	3.39	[2]	7.71	15.72	9.52	5.18	14.47

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	—	[4]	—	—	—	0.00 [5]	0.00 [5]
Gross operating expenses[3]	0.03	[4]	0.04	0.05	0.06	0.06	0.07
Net investment income (loss)	2.08	[4]	1.48	1.71	1.89	1.92	2.01
Portfolio turnover rate	18	[2]	26	14	13	15	15
Net assets, end of period ($ x 1,000,000)	534		499	415	306	273	240

* Unaudited.

1 Calculated based on the average shares outstanding during the period.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.
5 Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.

See financial notes 31

 Schwab Target 2020 Fund

Portfolio Holdings as of April 30, 2015 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.csimfunds.com/schwabfunds_prospectus.

		Cost	Value
Holdings by Category		($)	($)

96.5%	Other Investment Companies	435,854,132	515,378,681
3.5%	Short-Term Investments	18,739,919	18,739,919

100.0%	Total Investments	454,594,051	534,118,600
(0.0%)	Other Assets and Liabilities, Net		(60,355)

100.0%	Net Assets		534,058,245

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.5% of net assets

Equity Funds 55.3%

Global Real Estate 2.9%
Schwab Global Real Estate Fund (a)	2,114,399	15,435,114

International 12.5%
Laudus International MarketMasters Fund, Select Shares (a)	1,561,427	37,474,250
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	420,630	3,562,740
Schwab International Core Equity Fund (a)	2,574,102	25,972,690

		67,009,680

Large-Cap 34.5%
Dodge & Cox Stock Fund	28,101	5,094,777
Laudus U.S. Large Cap Growth Fund *(a)	2,636,711	45,931,504
Schwab Core Equity Fund (a)	2,183,491	50,045,603
Schwab Dividend Equity Fund (a)	1,319,563	22,524,948
Schwab S&P 500 Index Fund (a)	1,268,367	41,551,695
TCW Relative Value Large Cap Fund, Class I	831,625	19,060,836

		184,209,363

Small-Cap 5.4%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	515,230	9,763,607
Schwab Small-Cap Equity Fund (a)	869,815	18,796,696

		28,560,303

		295,214,460

Fixed-Income Funds 40.3%

Inflation-Protected Bond 2.3%
Schwab Treasury Inflation Protected Securities Index Fund (a)	1,108,487	12,426,133

Intermediate-Term Bond 31.5%
Metropolitan West Total Return Bond Fund, Class I	4,111,784	45,106,271
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	1,473,852	17,376,709
Schwab Intermediate-Term Bond Fund (a)	403,948	4,160,664
Schwab Total Bond Market Fund (a)	9,198,581	88,490,350
Wells Fargo Advantage Core Bond Fund, Class I	1,005,047	12,965,111

		168,099,105

International Bond 1.1%
Laudus Mondrian International Government Fixed Income Fund *(a)	604,830	5,824,509

Short-Term Bond 5.4%
Schwab Short-Term Bond Market Fund (a)	3,091,579	28,813,518

		215,163,265

Money Market Fund 0.9%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.04% (a)(b)	5,000,956	5,000,956

Total Other Investment Companies
(Cost $435,854,132)		515,378,681

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.5% of net assets

Time Deposits 3.5%
Australia & New Zealand Banking Group Ltd.
0.03%, 05/01/15	5,368,584	5,368,584
Barclays Capital, Inc.
0.03%, 05/01/15	2,634,167	2,634,167
DNB
0.03%, 05/01/15	5,368,584	5,368,584
Sumitomo Mitsui Banking Corp.
0.03%, 05/01/15	5,368,584	5,368,584

		18,739,919

Total Short-Term Investments
(Cost $18,739,919)		18,739,919

End of Investments.

32 See financial notes

 Schwab Target 2020 Fund

Portfolio Holdings (Unaudited) continued

At 04/30/15, the tax basis cost of the fund’s investments was $456,995,651 and the unrealized appreciation and depreciation were $78,482,631 and ($1,359,682), respectively, with a net unrealized appreciation of $77,122,949.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2015 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$515,378,681	$—	$—	$515,378,681
Short-Term Investments[1]	—	18,739,919	—	18,739,919

Total	$515,378,681	$18,739,919	$—	$534,118,600

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2015.

See financial notes 33

 Schwab Target 2020 Fund

Statement of
Assets and Liabilities
As of April 30, 2015; unaudited

Assets

Investments in affiliated underlying funds, at value (cost $344,274,779)		$415,774,977
Investments in unaffiliated issuers, at value (cost $110,319,272)	+	118,343,623

Total investments, at value (cost $454,594,051)		534,118,600
Receivables:
Investments sold		3,540,000
Fund shares sold		934,700
Dividends		270,074
Due from investment adviser		2,367
Interest		15
Prepaid expenses	+	11,583

Total assets		538,877,339

Liabilities

Payables:
Investments bought		4,729,566
Fund shares redeemed		54,969
Accrued expenses	+	34,559

Total liabilities		4,819,094

Net Assets

Total assets		538,877,339
Total liabilities	−	4,819,094

Net assets		$534,058,245

Net Assets by Source
Capital received from investors		440,092,806
Distributions in excess of net investment income		(1,746,305)
Net realized capital gains		16,187,195
Net unrealized capital appreciation		79,524,549

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$534,058,245		36,855,378		$14.49

34 See financial notes

 Schwab Target 2020 Fund

Statement of
Operations
For the period November 1, 2014 through April 30, 2015; unaudited

Investment Income

Dividends received from affiliated underlying funds		$4,531,466
Dividends received from unaffiliated underlying funds		780,034
Interest	+	2,504

Total investment income		5,314,004

Expenses

Professional fees		17,487
Shareholder reports		14,949
Registration fees		14,215
Transfer agent fees		13,777
Portfolio accounting fees		12,624
Custodian fees		5,743
Independent trustees’ fees		4,264
Other expenses	+	5,680

Total expenses		88,739
Expense reduction by CSIM	−	88,739

Net expenses	−	—

Net investment income		5,314,004

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		22,017,994
Realized capital gain distributions received from unaffiliated underlying funds		300,584
Net realized gains on sales of affiliated underlying funds		4,502,230
Net realized gains on sales of unaffiliated underlying funds	+	1,491,036

Net realized gains		28,311,844
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		(15,318,110)
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	(1,087,599)

Net change in unrealized appreciation (depreciation)	+	(16,405,709)

Net realized and unrealized gains		11,906,135

Increase in net assets resulting from operations		$17,220,139

See financial notes 35

 Schwab Target 2020 Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/14-4/30/15			11/1/13-10/31/14
Net investment income		$5,314,004	$6,816,459
Net realized gains		28,311,844	26,910,774
Net change in unrealized appreciation (depreciation)	+	(16,405,709)	231,749

Increase in net assets from operations		17,220,139	33,958,982

Distributions to Shareholders

Distributions from net investment income		($10,865,751)	($7,213,636)

Transactions in Fund Shares

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,674,723	$67,087,547	8,720,572	$120,772,973
Shares reinvested		734,526	10,422,917	510,642	6,944,736
Shares redeemed	+	(3,410,232)	(48,972,011)	(5,023,958)	(69,819,952)

Net transactions in fund shares		1,999,017	$28,538,453	4,207,256	$57,897,757

Shares Outstanding and Net Assets

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		34,856,361	$499,165,404	30,649,105	$414,522,301
Total increase	+	1,999,017	34,892,841	4,207,256	84,643,103

End of period		36,855,378	$534,058,245	34,856,361	$499,165,404

Distributions in excess of net investment income/Net investment income not yet distributed			($1,746,305)		$3,805,442

36 See financial notes

Schwab Target 2025 Fund

Financial Statements

Financial Highlights

	11/1/14–		11/1/13–	11/1/12–	11/1/11–	11/1/10–	11/1/09–
	4/30/15*		10/31/14	10/31/13	10/31/12	10/31/11	10/31/10

Per-Share Data ($)

Net asset value at beginning of period	14.54		13.63	11.73	10.84	10.46	9.21

Income (loss) from investment operations:
Net investment income (loss)	0.15	[1]	0.21	0.21	0.19	0.19	0.16
Net realized and unrealized gains (losses)	0.39		0.93	1.93	0.89	0.38	1.24

Total from investment operations	0.54		1.14	2.14	1.08	0.57	1.40
Less distributions:
Distributions from net investment income	(0.32)		(0.23)	(0.24)	(0.19)	(0.19)	(0.15)
Distributions from net realized gains	(0.45)		—	—	—	—	—

Total distributions	(0.77)		(0.23)	(0.24)	(0.19)	(0.19)	(0.15)

Net asset value at end of period	14.31		14.54	13.63	11.73	10.84	10.46

Total return (%)	3.81	[2]	8.44	18.54	10.14	5.44	15.34

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	—	[4]	—	—	0.00 [5]	—	0.00 [5]
Gross operating expenses[3]	0.04	[4]	0.06	0.08	0.10	0.14	0.24
Net investment income (loss)	2.14	[4]	1.39	1.57	1.73	1.66	1.62
Portfolio turnover rate	15	[2]	27	10	13	9	13
Net assets, end of period ($ x 1,000,000)	394		344	251	141	104	63

* Unaudited.

1 Calculated based on the average shares outstanding during the period.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.
5 Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.

See financial notes 37

 Schwab Target 2025 Fund

Portfolio Holdings as of April 30, 2015 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.csimfunds.com/schwabfunds_prospectus.

		Cost	Value
Holdings by Category		($)	($)

96.8%	Other Investment Companies	336,120,762	381,596,648
3.3%	Short-Term Investments	13,162,143	13,162,143

100.1%	Total Investments	349,282,905	394,758,791
(0.1%)	Other Assets and Liabilities, Net		(492,457)

100.0%	Net Assets		394,266,334

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.8% of net assets

Equity Funds 66.0%

Global Real Estate 3.4%
Schwab Global Real Estate Fund (a)	1,851,396	13,515,190

International 15.3%
Laudus International MarketMasters Fund, Select Shares (a)	1,369,670	32,872,084
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	562,578	4,765,037
Schwab International Core Equity Fund (a)	2,244,824	22,650,274

		60,287,395

Large-Cap 40.2%
Dodge & Cox Stock Fund	23,465	4,254,217
Laudus U.S. Large Cap Growth Fund *(a)	2,264,649	39,450,183
Schwab Core Equity Fund (a)	1,885,256	43,210,064
Schwab Dividend Equity Fund (a)	1,136,707	19,403,584
Schwab S&P 500 Index Fund (a)	1,089,206	35,682,381
TCW Relative Value Large Cap Fund, Class I	707,837	16,223,627

		158,224,056

Small-Cap 7.1%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	509,285	9,650,951
Schwab Small-Cap Equity Fund (a)	852,008	18,411,886

		28,062,837

		260,089,478

Fixed-Income Funds 30.8%

Inflation-Protected Bond 0.5%
Schwab Treasury Inflation Protected Securities Index Fund (a)	183,450	2,056,477

Intermediate-Term Bond 26.0%
Metropolitan West Total Return Bond Fund, Class I	2,578,605	28,287,293
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	1,302,983	15,362,168
Schwab Intermediate-Term Bond Fund (a)	446,073	4,594,548
Schwab Total Bond Market Fund (a)	5,071,859	48,791,285
Wells Fargo Advantage Core Bond Fund, Class I	423,361	5,461,356

		102,496,650

International Bond 1.1%
Laudus Mondrian International Government Fixed Income Fund *(a)	434,167	4,181,027

Short-Term Bond 3.2%
Schwab Short-Term Bond Market Fund (a)	1,370,495	12,773,016

		121,507,170

Total Other Investment Companies
(Cost $336,120,762)		381,596,648

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.3% of net assets

Time Deposits 3.3%
Australia & New Zealand Banking Group Ltd.
0.03%, 05/01/15	3,963,852	3,963,852
DNB
0.03%, 05/01/15	3,963,852	3,963,852
JPMorgan Chase Bank
0.03%, 05/01/15	3,963,852	3,963,852
Sumitomo Mitsui Banking Corp.
0.03%, 05/01/15	1,270,587	1,270,587

		13,162,143

Total Short-Term Investments
(Cost $13,162,143)		13,162,143

End of Investments.

At 04/30/15, the tax basis cost of the fund’s investments was $350,430,835 and the unrealized appreciation and depreciation were $45,678,436 and ($1,350,480), respectively, with a net unrealized appreciation of $44,327,956.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

38 See financial notes

 Schwab Target 2025 Fund

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2015 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$381,596,648	$—	$—	$381,596,648
Short-Term Investments[1]	—	13,162,143	—	13,162,143

Total	$381,596,648	$13,162,143	$—	$394,758,791

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2015.

See financial notes 39

 Schwab Target 2025 Fund

Statement of
Assets and Liabilities
As of April 30, 2015; unaudited

Assets

Investments in affiliated underlying funds, at value (cost $272,216,549)		$312,007,987
Investments in unaffiliated issuers, at value (cost $77,066,356)	+	82,750,804

Total investments, at value (cost $349,282,905)		394,758,791
Receivables:
Investments sold		2,130,000
Fund shares sold		1,470,266
Dividends		151,572
Due from investment adviser		2,508
Interest		11
Prepaid expenses	+	1,458

Total assets		398,514,606

Liabilities

Payables:
Investments bought		3,771,413
Fund shares redeemed		460,763
Accrued expenses	+	16,096

Total liabilities		4,248,272

Net Assets

Total assets		398,514,606
Total liabilities	−	4,248,272

Net assets		$394,266,334

Net Assets by Source
Capital received from investors		331,956,067
Distributions in excess of net investment income		(1,794,513)
Net realized capital gains		18,628,894
Net unrealized capital appreciation		45,475,886

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$394,266,334		27,560,690		$14.31

40 See financial notes

 Schwab Target 2025 Fund

Statement of
Operations
For the period November 1, 2014 through April 30, 2015; unaudited

Investment Income

Dividends received from affiliated underlying funds		$3,319,940
Dividends received from unaffiliated underlying funds		598,869
Interest	+	1,754

Total investment income		3,920,563

Expenses

Professional fees		16,730
Registration fees		14,534
Transfer agent fees		13,073
Shareholder reports		11,278
Portfolio accounting fees		11,120
Custodian fees		4,939
Independent trustees’ fees		3,920
Other expenses	+	3,016

Total expenses		78,610
Expense reduction by CSIM	−	78,610

Net expenses	−	—

Net investment income		3,920,563

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		17,879,699
Realized capital gain distributions received from unaffiliated underlying funds		247,721
Net realized gains on sales of affiliated underlying funds		1,581,682
Net realized gains on sales of unaffiliated underlying funds	+	35,367

Net realized gains		19,744,469
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		(10,212,916)
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	216,450

Net change in unrealized appreciation (depreciation)	+	(9,996,466)

Net realized and unrealized gains		9,748,003

Increase in net assets resulting from operations		$13,668,566

See financial notes 41

 Schwab Target 2025 Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/14-4/30/15			11/1/13-10/31/14
Net investment income		$3,920,563	$4,167,926
Net realized gains		19,744,469	12,428,746
Net change in unrealized appreciation (depreciation)	+	(9,996,466)	7,489,895

Increase in net assets from operations		13,668,566	24,086,567

Distributions to Shareholders

Distributions from net investment income		(7,880,064)	(4,339,215)
Distributions from net realized gains	+	(10,940,164)	—

Total distributions		($18,820,228)	($4,339,215)

Transactions in Fund Shares

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,032,438	$71,864,020	8,491,229	$119,202,694
Shares reinvested		1,313,209	18,358,656	308,192	4,243,806
Shares redeemed	+	(2,451,933)	(35,028,374)	(3,588,071)	(50,461,215)

Net transactions in fund shares		3,893,714	$55,194,302	5,211,350	$72,985,285

Shares Outstanding and Net Assets

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		23,666,976	$344,223,694	18,455,626	$251,491,057
Total increase	+	3,893,714	50,042,640	5,211,350	92,732,637

End of period		27,560,690	$394,266,334	23,666,976	$344,223,694

Distributions in excess of net investment income/Net investment income not yet distributed			($1,794,513)		$2,164,988

42 See financial notes

Schwab Target 2030 Fund

Financial Statements

Financial Highlights

	11/1/14–		11/1/13–	11/1/12–	11/1/11–	11/1/10–	11/1/09–
	4/30/15*		10/31/14	10/31/13	10/31/12	10/31/11	10/31/10

Per-Share Data ($)

Net asset value at beginning of period	15.77		14.70	12.42	11.43	11.05	9.69

Income (loss) from investment operations:
Net investment income (loss)	0.17	[1]	0.22	0.22	0.19	0.19	0.17
Net realized and unrealized gains (losses)	0.46		1.10	2.31	0.99	0.38	1.36

Total from investment operations	0.63		1.32	2.53	1.18	0.57	1.53
Less distributions:
Distributions from net investment income	(0.36)		(0.25)	(0.25)	(0.19)	(0.19)	(0.17)
Distributions from net realized gains	(0.20)		—	—	—	—	—

Total distributions	(0.56)		(0.25)	(0.25)	(0.19)	(0.19)	(0.17)

Net asset value at end of period	15.84		15.77	14.70	12.42	11.43	11.05

Total return (%)	4.08	[2]	9.11	20.73	10.52	5.20	15.97

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	—	[4]	—	—	—	—	0.00 [5]
Gross operating expenses[3]	0.03	[4]	0.03	0.04	0.05	0.05	0.08
Net investment income (loss)	2.20	[4]	1.38	1.59	1.62	1.60	1.64
Portfolio turnover rate	14	[2]	26	10	12	8	14
Net assets, end of period ($ x 1,000,000)	779		727	621	444	372	296

* Unaudited.

1 Calculated based on the average shares outstanding during the period.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.
5 Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.

See financial notes 43

 Schwab Target 2030 Fund

Portfolio Holdings as of April 30, 2015 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.csimfunds.com/schwabfunds_prospectus.

		Cost	Value
Holdings by Category		($)	($)

97.3%	Other Investment Companies	605,244,936	757,354,024
2.4%	Short-Term Investments	18,805,043	18,805,043

99.7%	Total Investments	624,049,979	776,159,067
0.3%	Other Assets and Liabilities, Net		2,709,316

100.0%	Net Assets		778,868,383

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.3% of net assets

Equity Funds 74.1%

Global Real Estate 3.9%
Schwab Global Real Estate Fund (a)	4,102,802	29,950,451

International 17.5%
Laudus International MarketMasters Fund, Select Shares (a)	3,028,164	72,675,936
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	1,604,505	13,590,158
Schwab International Core Equity Fund (a)	4,948,750	49,932,889

		136,198,983

Large-Cap 44.1%
Dodge & Cox Stock Fund	49,029	8,888,973
Laudus U.S. Large Cap Growth Fund *(a)	4,919,700	85,701,177
Schwab Core Equity Fund (a)	4,087,686	93,689,767
Schwab Dividend Equity Fund (a)	2,474,988	42,248,046
Schwab S&P 500 Index Fund (a)	2,366,726	77,533,928
TCW Relative Value Large Cap Fund, Class I	1,548,094	35,482,311

		343,544,202

Small-Cap 8.6%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	1,219,533	23,110,156
Schwab Small-Cap Equity Fund (a)	2,030,407	43,877,086

		66,987,242

		576,680,878

Fixed-Income Funds 23.2%

Intermediate-Term Bond 20.4%
Metropolitan West Total Return Bond Fund, Class I	4,021,935	44,120,625
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	2,543,946	29,993,122
Schwab Intermediate-Term Bond Fund (a)	943,351	9,716,511
Schwab Total Bond Market Fund (a)	7,209,285	69,353,317
Wells Fargo Advantage Core Bond Fund, Class I	467,889	6,035,767

		159,219,342

International Bond 0.9%
Laudus Mondrian International Government Fixed Income Fund *(a)	703,764	6,777,251

Short-Term Bond 1.9%
Schwab Short-Term Bond Market Fund (a)	1,574,737	14,676,553

		180,673,146

Total Other Investment Companies
(Cost $605,244,936)		757,354,024

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 2.4% of net assets

Time Deposits 2.4%
Australia & New Zealand Banking Group Ltd.
0.03%, 05/01/15	7,857,470	7,857,470
DNB
0.03%, 05/01/15	3,090,103	3,090,103
JPMorgan Chase Bank
0.03%, 05/01/15	7,857,470	7,857,470

		18,805,043

Total Short-Term Investments
(Cost $18,805,043)		18,805,043

End of Investments.

At 04/30/15, the tax basis cost of the fund’s investments was $628,153,066 and the unrealized appreciation and depreciation were $150,318,628 and ($2,312,627), respectively, with a net unrealized appreciation of $148,006,001.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

44 See financial notes

 Schwab Target 2030 Fund

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2015 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$757,354,024	$—	$—	$757,354,024
Short-Term Investments[1]	—	18,805,043	—	18,805,043

Total	$757,354,024	$18,805,043	$—	$776,159,067

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2015.

See financial notes 45

 Schwab Target 2030 Fund

Statement of
Assets and Liabilities
As of April 30, 2015; unaudited

Assets

Investments in affiliated underlying funds, at value (cost $494,971,791)		$632,833,226
Investments in unaffiliated issuers, at value (cost $129,078,188)	+	143,325,841

Total investments, at value (cost $624,049,979)		776,159,067
Receivables:
Investments sold		5,880,000
Fund shares sold		724,645
Dividends		224,353
Due from investment adviser		3,005
Interest		16
Prepaid expenses	+	12,371

Total assets		783,003,457

Liabilities

Payables:
Investments bought		3,864,214
Fund shares redeemed		230,092
Accrued expenses	+	40,768

Total liabilities		4,135,074

Net Assets

Total assets		783,003,457
Total liabilities	−	4,135,074

Net assets		$778,868,383

Net Assets by Source
Capital received from investors		586,279,759
Distributions in excess of net investment income		(4,285,243)
Net realized capital gains		44,764,779
Net unrealized capital appreciation		152,109,088

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$778,868,383		49,182,027		$15.84

46 See financial notes

 Schwab Target 2030 Fund

Statement of
Operations
For the period November 1, 2014 through April 30, 2015; unaudited

Investment Income

Dividends received from affiliated underlying funds		$7,055,454
Dividends received from unaffiliated underlying funds		1,152,464
Interest	+	3,004

Total investment income		8,210,922

Expenses

Shareholder reports		21,333
Professional fees		18,717
Registration fees		14,822
Portfolio accounting fees		14,808
Transfer agent fees		14,729
Custodian fees		7,546
Independent trustees’ fees		4,779
Other expenses	+	7,912

Total expenses		104,646
Expense reduction by CSIM	−	104,646

Net expenses	−	—

Net investment income		8,210,922

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		41,184,309
Realized capital gain distributions received from unaffiliated underlying funds		424,590
Net realized gains on sales of affiliated underlying funds		4,800,002
Net realized gains on sales of unaffiliated underlying funds	+	2,368,389

Net realized gains		48,777,290
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		(25,460,999)
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	(1,566,782)

Net change in unrealized appreciation (depreciation)	+	(27,027,781)

Net realized and unrealized gains		21,749,509

Increase in net assets resulting from operations		$29,960,431

See financial notes 47

 Schwab Target 2030 Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/14-4/30/15			11/1/13-10/31/14
Net investment income		$8,210,922	$9,372,784
Net realized gains		48,777,290	40,589,920
Net change in unrealized appreciation (depreciation)	+	(27,027,781)	8,954,942

Increase in net assets from operations		29,960,431	58,917,646

Distributions to Shareholders

Distributions from net investment income		(16,692,788)	(10,903,512)
Distributions from net realized gains	+	(9,243,382)	—

Total distributions		($25,936,170)	($10,903,512)

Transactions in Fund Shares

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,851,146	$91,829,324	8,997,016	$136,481,276
Shares reinvested		1,631,332	25,204,083	710,161	10,588,500
Shares redeemed	+	(4,415,203)	(69,569,045)	(5,865,191)	(89,178,074)

Net transactions in fund shares		3,067,275	$47,464,362	3,841,986	$57,891,702

Shares Outstanding and Net Assets

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		46,114,752	$727,379,760	42,272,766	$621,473,924
Total increase	+	3,067,275	51,488,623	3,841,986	105,905,836

End of period		49,182,027	$778,868,383	46,114,752	$727,379,760

Distributions in excess of net investment income/Net investment income not yet distributed			($4,285,243)		$4,196,623

48 See financial notes

Schwab Target 2035 Fund

Financial Statements

Financial Highlights

	11/1/14–		11/1/13–	11/1/12–	11/1/11–	11/1/10–	11/1/09–
	4/30/15*		10/31/14	10/31/13	10/31/12	10/31/11	10/31/10

Per-Share Data ($)

Net asset value at beginning of period	15.23		14.12	11.69	10.70	10.32	9.00

Income (loss) from investment operations:
Net investment income (loss)	0.16	[1]	0.20	0.20	0.16	0.16	0.13
Net realized and unrealized gains (losses)	0.47		1.15	2.45	0.99	0.38	1.33

Total from investment operations	0.63		1.35	2.65	1.15	0.54	1.46
Less distributions:
Distributions from net investment income	(0.35)		(0.24)	(0.22)	(0.16)	(0.16)	(0.14)
Distributions from net realized gains	(0.54)		—	—	—	—	—

Total distributions	(0.89)		(0.24)	(0.22)	(0.16)	(0.16)	(0.14)

Net asset value at end of period	14.97		15.23	14.12	11.69	10.70	10.32

Total return (%)	4.31	[2]	9.62	23.02	10.89	5.27	16.29

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	—	[4]	—	—	—	—	0.00 [5]
Gross operating expenses[3]	0.05	[4]	0.07	0.09	0.13	0.17	0.30
Net investment income (loss)	2.19	[4]	1.28	1.42	1.45	1.41	1.38
Portfolio turnover rate	9	[2]	24	5	11	4	14
Net assets, end of period ($ x 1,000,000)	326		282	204	111	77	49

* Unaudited.

1 Calculated based on the average shares outstanding during the period.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.
5 Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.

See financial notes 49

 Schwab Target 2035 Fund

Portfolio Holdings as of April 30, 2015 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.csimfunds.com/schwabfunds_prospectus.

		Cost	Value
Holdings by Category		($)	($)

97.6%	Other Investment Companies	274,786,998	318,000,580
2.1%	Short-Term Investments	6,954,263	6,954,263

99.7%	Total Investments	281,741,261	324,954,843
0.3%	Other Assets and Liabilities, Net		1,022,408

100.0%	Net Assets		325,977,251

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.6% of net assets

Equity Funds 80.9%

Global Real Estate 4.2%
Schwab Global Real Estate Fund (a)	1,858,546	13,567,387

International 19.4%
Laudus International MarketMasters Fund, Select Shares (a)	1,380,260	33,126,232
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	880,265	7,455,841
Schwab International Core Equity Fund (a)	2,250,961	22,712,193

		63,294,266

Large-Cap 47.4%
Dodge & Cox Stock Fund	22,949	4,160,710
Laudus U.S. Large Cap Growth Fund *(a)	2,206,612	38,439,184
Schwab Core Equity Fund (a)	1,834,021	42,035,768
Schwab Dividend Equity Fund (a)	1,112,954	18,998,118
Schwab S&P 500 Index Fund (a)	1,063,185	34,829,933
TCW Relative Value Large Cap Fund, Class I	694,030	15,907,163

		154,370,876

Small-Cap 9.9%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	591,422	11,207,440
Schwab Small-Cap Equity Fund (a)	981,150	21,202,647

		32,410,087

		263,642,616

Fixed-Income Funds 16.7%

Intermediate-Term Bond 15.1%
Metropolitan West Total Return Bond Fund, Class I	1,210,014	13,273,849
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	940,711	11,090,985
Schwab Intermediate-Term Bond Fund (a)	371,132	3,822,656
Schwab Total Bond Market Fund (a)	2,039,831	19,623,177
Wells Fargo Advantage Core Bond Fund, Class I	111,514	1,438,525

		49,249,192

International Bond 0.6%
Laudus Mondrian International Government Fixed Income Fund *(a)	198,454	1,911,116

Short-Term Bond 1.0%
Schwab Short-Term Bond Market Fund (a)	343,096	3,197,656

		54,357,964

Total Other Investment Companies
(Cost $274,786,998)		318,000,580

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 2.1% of net assets

Time Deposits 2.1%
Australia & New Zealand Banking Group Ltd.
0.03%, 05/01/15	3,283,569	3,283,569
DNB
0.03%, 05/01/15	3,283,569	3,283,569
Sumitomo Mitsui Banking Corp.
0.03%, 05/01/15	387,125	387,125

		6,954,263

Total Short-Term Investments
(Cost $6,954,263)		6,954,263

End of Investments.

At 04/30/15, the tax basis cost of the fund’s investments was $282,699,927 and the unrealized appreciation and depreciation were $42,950,428 and ($695,512), respectively, with a net unrealized appreciation of $42,254,916.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

50 See financial notes

 Schwab Target 2035 Fund

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2015 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$318,000,580	$—	$—	$318,000,580
Short-Term Investments[1]	—	6,954,263	—	6,954,263

Total	$318,000,580	$6,954,263	$—	$324,954,843

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2015.

See financial notes 51

 Schwab Target 2035 Fund

Statement of
Assets and Liabilities
As of April 30, 2015; unaudited

Assets

Investments in affiliated underlying funds, at value (cost $234,411,375)		$272,129,348
Investments in unaffiliated issuers, at value (cost $47,329,886)	+	52,825,495

Total investments, at value (cost $281,741,261)		324,954,843
Receivables:
Investments sold		1,090,000
Fund shares sold		1,027,650
Dividends		63,667
Due from investment adviser		2,332
Prepaid expenses	+	1,448

Total assets		327,139,940

Liabilities

Payables:
Investments bought		923,645
Fund shares redeemed		220,413
Accrued expenses	+	18,631

Total liabilities		1,162,689

Net Assets

Total assets		327,139,940
Total liabilities	−	1,162,689

Net assets		$325,977,251

Net Assets by Source
Capital received from investors		266,916,051
Distributions in excess of net investment income		(2,043,363)
Net realized capital gains		17,890,981
Net unrealized capital appreciation		43,213,582

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$325,977,251		21,775,673		$14.97

52 See financial notes

 Schwab Target 2035 Fund

Statement of
Operations
For the period November 1, 2014 through April 30, 2015; unaudited

Investment Income

Dividends received from affiliated underlying funds		$2,859,837
Dividends received from unaffiliated underlying funds		409,966
Interest	+	1,018

Total investment income		3,270,821

Expenses

Professional fees		16,488
Transfer agent fees		13,434
Registration fees		13,037
Shareholder reports		11,647
Portfolio accounting fees		10,548
Custodian fees		4,569
Independent trustees’ fees		3,772
Other expenses	+	2,535

Total expenses		76,030
Expense reduction by CSIM	−	76,030

Net expenses	−	—

Net investment income		3,270,821

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		17,533,938
Realized capital gain distributions received from unaffiliated underlying funds		161,378
Net realized gains on sales of affiliated underlying funds		1,116,012
Net realized gains on sales of unaffiliated underlying funds	+	23,456

Net realized gains		18,834,784
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		(9,875,273)
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	333,400

Net change in unrealized appreciation (depreciation)	+	(9,541,873)

Net realized and unrealized gains		9,292,911

Increase in net assets resulting from operations		$12,563,732

See financial notes 53

 Schwab Target 2035 Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/14-4/30/15			11/1/13-10/31/14
Net investment income		$3,270,821	$3,136,030
Net realized gains		18,834,784	11,661,536
Net change in unrealized appreciation (depreciation)	+	(9,541,873)	7,420,048

Increase in net assets from operations		12,563,732	22,217,614

Distributions to Shareholders

Distributions from net investment income		(6,621,678)	(3,570,560)
Distributions from net realized gains	+	(10,314,099)	—

Total distributions		($16,935,777)	($3,570,560)

Transactions in Fund Shares

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,798,647	$56,593,736	6,032,360	$88,289,647
Shares reinvested		1,133,588	16,527,714	242,410	3,485,859
Shares redeemed	+	(1,655,551)	(24,571,906)	(2,250,360)	(32,933,604)

Net transactions in fund shares		3,276,684	$48,549,544	4,024,410	$58,841,902

Shares Outstanding and Net Assets

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		18,498,989	$281,799,752	14,474,579	$204,310,796
Total increase	+	3,276,684	44,177,499	4,024,410	77,488,956

End of period		21,775,673	$325,977,251	18,498,989	$281,799,752

Distributions in excess of net investment income/Net investment income not yet distributed			($2,043,363)		$1,307,494

54 See financial notes

Schwab Target 2040 Fund

Financial Statements

Financial Highlights

	11/1/14–		11/1/13–	11/1/12–	11/1/11–	11/1/10–	11/1/09–
	4/30/15*		10/31/14	10/31/13	10/31/12	10/31/11	10/31/10

Per-Share Data ($)

Net asset value at beginning of period	16.77		15.49	12.67	11.55	11.16	9.71

Income (loss) from investment operations:
Net investment income (loss)	0.18	[1]	0.21	0.22	0.17	0.17	0.15
Net realized and unrealized gains (losses)	0.56		1.33	2.84	1.12	0.40	1.46

Total from investment operations	0.74		1.54	3.06	1.29	0.57	1.61
Less distributions:
Distributions from net investment income	(0.39)		(0.26)	(0.24)	(0.17)	(0.18)	(0.16)
Distributions from net realized gains	(0.37)		—	—	—	—	—

Total distributions	(0.76)		(0.26)	(0.24)	(0.17)	(0.18)	(0.16)

Net asset value at end of period	16.75		16.77	15.49	12.67	11.55	11.16

Total return (%)	4.54	[2]	10.07	24.55	11.33	5.08	16.71

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	—	[4]	—	—	—	—	0.00 [5]
Gross operating expenses[3]	0.03	[4]	0.04	0.04	0.06	0.06	0.10
Net investment income (loss)	2.23	[4]	1.26	1.47	1.42	1.42	1.44
Portfolio turnover rate	7	[2]	23	6	12	3	15
Net assets, end of period ($ x 1,000,000)	829		768	639	435	342	259

* Unaudited.

1 Calculated based on the average shares outstanding during the period.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.
5 Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.

See financial notes 55

 Schwab Target 2040 Fund

Portfolio Holdings as of April 30, 2015 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.csimfunds.com/schwabfunds_prospectus.

		Cost	Value
Holdings by Category		($)	($)

97.9%	Other Investment Companies	639,233,095	811,215,230
1.9%	Short-Term Investments	15,718,829	15,718,829

99.8%	Total Investments	654,951,924	826,934,059
0.2%	Other Assets and Liabilities, Net		1,625,607

100.0%	Net Assets		828,559,666

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.9% of net assets

Equity Funds 87.4%

Global Real Estate 4.5%
Schwab Global Real Estate Fund (a)	5,143,985	37,551,087

International 21.3%
Laudus International MarketMasters Fund, Select Shares (a)	3,778,497	90,683,932
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	2,811,537	23,813,716
Schwab International Core Equity Fund (a)	6,152,148	62,075,178

		176,572,826

Large-Cap 50.3%
Dodge & Cox Stock Fund	60,923	11,045,309
Laudus U.S. Large Cap Growth Fund *(a)	5,965,906	103,926,080
Schwab Core Equity Fund (a)	4,962,361	113,737,313
Schwab Dividend Equity Fund (a)	3,007,898	51,344,825
Schwab S&P 500 Index Fund (a)	2,870,359	94,032,970
TCW Relative Value Large Cap Fund, Class I	1,864,921	42,743,997

		416,830,494

Small-Cap 11.3%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	1,707,321	32,353,738
Schwab Small-Cap Equity Fund (a)	2,827,560	61,103,581

		93,457,319

		724,411,726

Fixed-Income Funds 10.5%

Intermediate-Term Bond 9.8%
Metropolitan West Total Return Bond Fund, Class I	1,890,129	20,734,721
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	1,833,805	21,620,566
Schwab Intermediate-Term Bond Fund (a)	753,918	7,765,355
Schwab Total Bond Market Fund (a)	3,029,641	29,145,150
Wells Fargo Advantage Core Bond Fund, Class I	113,853	1,468,703

		80,734,495

International Bond 0.3%
Laudus Mondrian International Government Fixed Income Fund *(a)	280,423	2,700,472

Short-Term Bond 0.4%
Schwab Short-Term Bond Market Fund (a)	361,431	3,368,537

		86,803,504

Total Other Investment Companies
(Cost $639,233,095)		811,215,230

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 1.9% of net assets

Time Deposits 1.9%
Australia & New Zealand Banking Group Ltd.
0.03%, 05/01/15	7,347,778	7,347,778
JPMorgan Chase Bank
0.03%, 05/01/15	8,371,051	8,371,051

		15,718,829

Total Short-Term Investments
(Cost $15,718,829)		15,718,829

End of Investments.

At 04/30/15, the tax basis cost of the fund’s investments was $659,374,279 and the unrealized appreciation and depreciation were $168,643,345 and ($1,083,565), respectively, with a net unrealized appreciation of $167,559,780.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

56 See financial notes

 Schwab Target 2040 Fund

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2015 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$811,215,230	$—	$—	$811,215,230
Short-Term Investments[1]	—	15,718,829	—	15,718,829

Total	$811,215,230	$15,718,829	$—	$826,934,059

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2015.

See financial notes 57

 Schwab Target 2040 Fund

Statement of
Assets and Liabilities
As of April 30, 2015; unaudited

Assets

Investments in affiliated underlying funds, at value (cost $558,992,729)		$713,601,934
Investments in unaffiliated issuers, at value (cost $95,959,195)	+	113,332,125

Total investments, at value (cost $654,951,924)		826,934,059
Receivables:
Investments sold		4,710,000
Fund shares sold		791,750
Dividends		98,368
Due from investment adviser		3,524
Interest		13
Prepaid expenses	+	14,644

Total assets		832,552,358

Liabilities

Payables:
Investments bought		3,398,443
Fund shares redeemed		539,092
Accrued expenses	+	55,157

Total liabilities		3,992,692

Net Assets

Total assets		832,552,358
Total liabilities	−	3,992,692

Net assets		$828,559,666

Net Assets by Source
Capital received from investors		609,747,538
Distributions in excess of net investment income		(6,124,507)
Net realized capital gains		52,954,500
Net unrealized capital appreciation		171,982,135

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$828,559,666		49,455,985		$16.75

58 See financial notes

 Schwab Target 2040 Fund

Statement of
Operations
For the period November 1, 2014 through April 30, 2015; unaudited

Investment Income

Dividends received from affiliated underlying funds		$7,845,529
Dividends received from unaffiliated underlying funds		981,577
Interest	+	2,474

Total investment income		8,829,580

Expenses

Shareholder reports		34,057
Transfer agent fees		18,689
Professional fees		18,646
Registration fees		16,085
Portfolio accounting fees		15,213
Custodian fees		7,972
Independent trustees’ fees		4,870
Other expenses	+	7,850

Total expenses		123,382
Expense reduction by CSIM	−	123,382

Net expenses	−	—

Net investment income		8,829,580

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		50,338,481
Realized capital gain distributions received from unaffiliated underlying funds		380,969
Net realized gains on sales of affiliated underlying funds		4,145,565
Net realized gains on sales of unaffiliated underlying funds	+	2,426,481

Net realized gains		57,291,496
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		(29,436,549)
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	(1,110,702)

Net change in unrealized appreciation (depreciation)	+	(30,547,251)

Net realized and unrealized gains		26,744,245

Increase in net assets resulting from operations		$35,573,825

See financial notes 59

 Schwab Target 2040 Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/14-4/30/15			11/1/13-10/31/14
Net investment income		$8,829,580	$8,930,035
Net realized gains		57,291,496	42,520,112
Net change in unrealized appreciation (depreciation)	+	(30,547,251)	16,163,418

Increase in net assets from operations		35,573,825	67,613,565

Distributions to Shareholders

Distributions from net investment income		(18,123,716)	(11,083,321)
Distributions from net realized gains	+	(16,937,962)	—

Total distributions		($35,061,678)	($11,083,321)

Transactions in Fund Shares

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,102,635	$84,550,181	9,715,793	$156,225,134
Shares reinvested		2,105,777	34,303,111	684,108	10,822,584
Shares redeemed	+	(3,564,465)	(59,280,202)	(5,866,001)	(94,545,374)

Net transactions in fund shares		3,643,947	$59,573,090	4,533,900	$72,502,344

Shares Outstanding and Net Assets

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		45,812,038	$768,474,429	41,278,138	$639,441,841
Total increase	+	3,643,947	60,085,237	4,533,900	129,032,588

End of period		49,455,985	$828,559,666	45,812,038	$768,474,429

Distributions in excess of net investment income/Net investment income not yet distributed			($6,124,507)		$3,169,629

60 See financial notes

Schwab Target 2045 Fund

Financial Statements

Financial Highlights

	11/1/14–		11/1/13–	1/23/13[1]–
	4/30/15*		10/31/14	10/31/13

Per-Share Data ($)

Net asset value at beginning of period	12.67		11.66	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.13	[2]	0.16	0.02
Net realized and unrealized gains (losses)	0.43		1.03	1.64

Total from investment operations	0.56		1.19	1.66
Less distributions:
Distributions from net investment income	(0.29)		(0.18)	—
Distributions from net realized gains	(0.16)		—	—

Total distributions	(0.45)		(0.18)	—

Net asset value at end of period	12.78		12.67	11.66

Total return (%)	4.58	[3]	10.30	16.60	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[4]	—	[5]	—	0.00	[5,6]
Gross operating expenses[4]	0.21	[5]	0.32	1.08	[5]
Net investment income (loss)	2.12	[5]	1.03	0.46	[5]
Portfolio turnover rate	4	[3]	23	39	[3]
Net assets, end of period ($ x 1,000,000)	57		41	18

* Unaudited.

1 Commencement of operations.
2 Calculated based on the average shares outstanding during the period.
3 Not annualized.
4 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
5 Annualized.
6 Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if interest expense had not been incurred.

See financial notes 61

 Schwab Target 2045 Fund

Portfolio Holdings as of April 30, 2015 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.csimfunds.com/schwabfunds_prospectus.

		Cost	Value
Holdings by Category		($)	($)

97.8%	Other Investment Companies	53,978,775	55,902,445
2.0%	Short-Term Investments	1,136,277	1,136,277

99.8%	Total Investments	55,115,052	57,038,722
0.2%	Other Assets and Liabilities, Net		115,496

100.0%	Net Assets		57,154,218

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.8% of net assets

Equity Funds 90.9%

Global Real Estate 4.7%
Schwab Global Real Estate Fund (a)	366,879	2,678,220

International 22.3%
Laudus International MarketMasters Fund, Select Shares (a)	270,043	6,481,035
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	218,015	1,846,582
Schwab International Core Equity Fund (a)	439,672	4,436,290

		12,763,907

Large-Cap 51.8%
Dodge & Cox Stock Fund	4,262	772,625
Laudus U.S. Large Cap Growth Fund *(a)	422,415	7,358,464
Schwab Core Equity Fund (a)	353,245	8,096,373
Schwab Dividend Equity Fund (a)	214,380	3,659,475
Schwab S&P 500 Index Fund (a)	204,118	6,686,917
TCW Relative Value Large Cap Fund, Class I	132,397	3,034,546

		29,608,400

Small-Cap 12.1%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	125,795	2,383,819
Schwab Small-Cap Equity Fund (a)	208,051	4,495,966

		6,879,785

		51,930,312

Fixed-Income Funds 6.9%

Intermediate-Term Bond 6.6%
Metropolitan West Total Return Bond Fund, Class I	84,724	929,426
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	96,125	1,133,316
Schwab Intermediate-Term Bond Fund (a)	34,626	356,645
Schwab Total Bond Market Fund (a)	132,811	1,277,640
Wells Fargo Advantage Core Bond Fund, Class I	7,013	90,463

		3,787,490

International Bond 0.1%
Laudus Mondrian International Government Fixed Income Fund *(a)	9,052	87,169

Short-Term Bond 0.2%
Schwab Short-Term Bond Market Fund (a)	10,458	97,474

		3,972,133

Total Other Investment Companies
(Cost $53,978,775)		55,902,445

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 2.0% of net assets

Time Deposits 2.0%
Australia & New Zealand Banking Group Ltd.
0.03%, 05/01/15	576,756	576,756
DNB
0.03%, 05/01/15	559,521	559,521

		1,136,277

Total Short-Term Investments
(Cost $1,136,277)		1,136,277

End of Investments.

At 04/30/15, the tax basis cost of the fund’s investments was $55,182,877 and the unrealized appreciation and depreciation were $2,216,360 and ($360,515), respectively, with a net unrealized appreciation of $1,855,845.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

62 See financial notes

 Schwab Target 2045 Fund

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2015 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$55,902,445	$—	$—	$55,902,445
Short-Term Investments[1]	—	1,136,277	—	1,136,277

Total	$55,902,445	$1,136,277	$—	$57,038,722

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2015.

See financial notes 63

 Schwab Target 2045 Fund

Statement of
Assets and Liabilities
As of April 30, 2015; unaudited

Assets

Investments in affiliated underlying funds, at value (cost $48,438,867)		$49,942,069
Investments in unaffiliated issuers, at value (cost $6,676,185)	+	7,096,653

Total investments, at value (cost $55,115,052)		57,038,722
Receivables:
Investments sold		126,000
Fund shares sold		125,297
Dividends		4,122
Due from investment adviser		1,638
Prepaid expenses	+	24

Total assets		57,295,803

Liabilities

Payables:
Investments bought		131,263
Fund shares redeemed		3,555
Accrued expenses	+	6,767

Total liabilities		141,585

Net Assets

Total assets		57,295,803
Total liabilities	−	141,585

Net assets		$57,154,218

Net Assets by Source
Capital received from investors		52,742,195
Distributions in excess of net investment income		(405,623)
Net realized capital gains		2,893,976
Net unrealized capital appreciation		1,923,670

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$57,154,218		4,470,437		$12.78

64 See financial notes

 Schwab Target 2045 Fund

Statement of
Operations
For the period November 1, 2014 through April 30, 2015; unaudited

Investment Income

Dividends received from affiliated underlying funds		$456,624
Dividends received from unaffiliated underlying funds		51,343
Interest	+	143

Total investment income		508,110

Expenses

Professional fees		15,575
Transfer agent fees		10,742
Registration fees		9,703
Shareholder reports		3,958
Portfolio accounting fees		3,705
Custodian fees		3,309
Independent trustees’ fees		3,225
Other expenses	+	578

Total expenses		50,795
Expense reduction by CSIM	−	50,795

Net expenses	−	—

Net investment income		508,110

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		2,945,019
Realized capital gain distributions received from unaffiliated underlying funds		22,249
Net realized losses on sales of affiliated underlying funds		(21,488)
Net realized losses on sales of unaffiliated underlying funds	+	(17,016)

Net realized gains		2,928,764
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		(1,342,174)
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	92,293

Net change in unrealized appreciation (depreciation)	+	(1,249,881)

Net realized and unrealized gains		1,678,883

Increase in net assets resulting from operations		$2,186,993

See financial notes 65

 Schwab Target 2045 Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/14-4/30/15			11/1/13-10/31/14
Net investment income		$508,110	$300,417
Net realized gains		2,928,764	670,918
Net change in unrealized appreciation (depreciation)	+	(1,249,881)	1,758,596

Increase in net assets from operations		2,186,993	2,729,931

Distributions to Shareholders

Distributions from net investment income		(1,032,882)	(312,358)
Distributions from net realized gains	+	(569,067)	—

Total distributions		($1,601,949)	($312,358)

Transactions in Fund Shares

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,418,581	$17,920,754	2,059,069	$25,057,061
Shares reinvested		125,756	1,561,897	25,653	306,297
Shares redeemed	+	(310,097)	(3,914,958)	(359,691)	(4,402,377)

Net transactions in fund shares		1,234,240	$15,567,693	1,725,031	$20,960,981

Shares Outstanding and Net Assets

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		3,236,197	$41,001,481	1,511,166	$17,622,927
Total increase	+	1,234,240	16,152,737	1,725,031	23,378,554

End of period		4,470,437	$57,154,218	3,236,197	$41,001,481

Distributions in excess of net investment income/Net investment income not yet distributed			($405,623)		$119,149

66 See financial notes

Schwab Target 2050 Fund

Financial Statements

Financial Highlights

	11/1/14–		11/1/13–	1/23/13[1]–
	4/30/15*		10/31/14	10/31/13

Per-Share Data ($)

Net asset value at beginning of period	12.75		11.72	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.13	[2]	0.17	0.02
Net realized and unrealized gains (losses)	0.47		1.04	1.70

Total from investment operations	0.60		1.21	1.72
Less distributions:
Distributions from net investment income	(0.30)		(0.18)	—
Distributions from net realized gains	(0.16)		—	—

Total distributions	(0.46)		(0.18)	—

Net asset value at end of period	12.89		12.75	11.72

Total return (%)	4.79	[3]	10.43	17.20	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[4]	—	[5]	—	0.00	[5,6]
Gross operating expenses[4]	0.26	[5]	0.39	1.37	[5]
Net investment income (loss)	2.10	[5]	0.99	0.40	[5]
Portfolio turnover rate	3	[3]	23	40	[3]
Net assets, end of period ($ x 1,000,000)	47		33	14

* Unaudited.

1 Commencement of operations.
2 Calculated based on the average shares outstanding during the period.
3 Not annualized.
4 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
5 Annualized.
6 Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if interest expense had not been incurred.

See financial notes 67

 Schwab Target 2050 Fund

Portfolio Holdings as of April 30, 2015 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.csimfunds.com/schwabfunds_prospectus.

		Cost	Value
Holdings by Category		($)	($)

97.9%	Other Investment Companies	44,073,360	45,694,476
2.0%	Short-Term Investments	942,452	942,452

99.9%	Total Investments	45,015,812	46,636,928
0.1%	Other Assets and Liabilities, Net		53,258

100.0%	Net Assets		46,690,186

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.9% of net assets

Equity Funds 93.4%

Global Real Estate 4.8%
Schwab Global Real Estate Fund (a)	307,684	2,246,095

International 23.1%
Laudus International MarketMasters Fund, Select Shares (a)	226,936	5,446,474
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	192,399	1,629,619
Schwab International Core Equity Fund (a)	367,961	3,712,731

		10,788,824

Large-Cap 52.9%
Dodge & Cox Stock Fund	3,649	661,574
Laudus U.S. Large Cap Growth Fund *(a)	353,822	6,163,582
Schwab Core Equity Fund (a)	293,978	6,737,969
Schwab Dividend Equity Fund (a)	178,267	3,043,014
Schwab S&P 500 Index Fund (a)	169,413	5,549,955
TCW Relative Value Large Cap Fund, Class I	110,362	2,529,501

		24,685,595

Small-Cap 12.6%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	107,518	2,037,457
Schwab Small-Cap Equity Fund (a)	177,551	3,836,875

		5,874,332

		43,594,846

Fixed-Income Funds 4.5%

Intermediate-Term Bond 4.3%
Metropolitan West Total Return Bond Fund, Class I	42,137	462,246
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	60,583	714,276
Schwab Intermediate-Term Bond Fund (a)	17,384	179,053
Schwab Total Bond Market Fund (a)	62,801	604,144
Wells Fargo Advantage Core Bond Fund, Class I	4,277	55,176

		2,014,895

International Bond 0.1%
Laudus Mondrian International Government Fixed Income Fund *(a)	5,991	57,692

Short-Term Bond 0.1%
Schwab Short-Term Bond Market Fund (a)	2,902	27,043

		2,099,630

Total Other Investment Companies
(Cost $44,073,360)		45,694,476

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 2.0% of net assets

Time Deposits 2.0%
Australia & New Zealand Banking Group Ltd.
0.03%, 05/01/15	470,551	470,551
Brown Brothers Harriman
0.03%, 05/01/15	1,350	1,350
DNB
0.03%, 05/01/15	470,551	470,551

		942,452

Total Short-Term Investments
(Cost $942,452)		942,452

End of Investments.

At 04/30/15, the tax basis cost of the fund’s investments was $45,076,907 and the unrealized appreciation and depreciation were $1,836,440 and ($276,419), respectively, with a net unrealized appreciation of $1,560,021.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

68 See financial notes

 Schwab Target 2050 Fund

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2015 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$45,694,476	$—	$—	$45,694,476
Short-Term Investments[1]	—	942,452	—	942,452

Total	$45,694,476	$942,452	$—	$46,636,928

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2015.

See financial notes 69

 Schwab Target 2050 Fund

Statement of
Assets and Liabilities
As of April 30, 2015; unaudited

Assets

Investments in affiliated underlying funds, at value (cost $40,000,485)		$41,271,703
Investments in unaffiliated issuers, at value (cost $5,015,327)	+	5,365,225

Total investments, at value (cost $45,015,812)		46,636,928
Receivables:
Investments sold		65,000
Fund shares sold		116,514
Dividends		1,988
Due from investment adviser	+	1,613

Total assets		46,822,043

Liabilities

Payables:
Investments bought		108,056
Fund shares redeemed		16,893
Accrued expenses	+	6,908

Total liabilities		131,857

Net Assets

Total assets		46,822,043
Total liabilities	−	131,857

Net assets		$46,690,186

Net Assets by Source
Capital received from investors		43,034,048
Distributions in excess of net investment income		(339,254)
Net realized capital gains		2,374,276
Net unrealized capital appreciation		1,621,116

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$46,690,186		3,623,120		$12.89

70 See financial notes

 Schwab Target 2050 Fund

Statement of
Operations
For the period November 1, 2014 through April 30, 2015; unaudited

Investment Income

Dividends received from affiliated underlying funds		$372,112
Dividends received from unaffiliated underlying funds		35,757
Interest	+	115

Total investment income		407,984

Expenses

Professional fees		15,550
Transfer agent fees		10,860
Registration fees		9,282
Shareholder reports		4,075
Portfolio accounting fees		3,619
Custodian fees		3,260
Independent trustees’ fees		3,206
Other expenses	+	524

Total expenses		50,376
Expense reduction by CSIM	−	50,376

Net expenses	−	—

Net investment income		407,984

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		2,417,658
Realized capital gain distributions received from unaffiliated underlying funds		15,385
Net realized losses on sales of affiliated underlying funds		(17,777)
Net realized losses on sales of unaffiliated underlying funds	+	(1,950)

Net realized gains		2,413,316
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		(1,060,765)
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	78,670

Net change in unrealized appreciation (depreciation)	+	(982,095)

Net realized and unrealized gains		1,431,221

Increase in net assets resulting from operations		$1,839,205

See financial notes 71

 Schwab Target 2050 Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/14-4/30/15			11/1/13-10/31/14
Net investment income		$407,984	$228,395
Net realized gains		2,413,316	525,789
Net change in unrealized appreciation (depreciation)	+	(982,095)	1,454,604

Increase in net assets from operations		1,839,205	2,208,788

Distributions to Shareholders

Distributions from net investment income		(830,660)	(246,172)
Distributions from net realized gains	+	(451,787)	—

Total distributions		($1,282,447)	($246,172)

Transactions in Fund Shares

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,155,767	$14,691,474	1,761,233	$21,571,597
Shares reinvested		100,456	1,256,702	20,179	242,557
Shares redeemed	+	(259,030)	(3,306,825)	(348,673)	(4,264,424)

Net transactions in fund shares		997,193	$12,641,351	1,432,739	$17,549,730

Shares Outstanding and Net Assets

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		2,625,927	$33,492,077	1,193,188	$13,979,731
Total increase	+	997,193	13,198,109	1,432,739	19,512,346

End of period		3,623,120	$46,690,186	2,625,927	$33,492,077

Distributions in excess of net investment income/Net investment income not yet distributed			($339,254)		$83,422

72 See financial notes

Schwab Target 2055 Fund

Financial Statements

Financial Highlights

	11/1/14–		11/1/13–	1/23/13[1]–
	4/30/15*		10/31/14	10/31/13

Per-Share Data ($)

Net asset value at beginning of period	12.79		11.74	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.13	[2]	0.16	0.02
Net realized and unrealized gains (losses)	0.47		1.07	1.72

Total from investment operations	0.60		1.23	1.74
Less distributions:
Distributions from net investment income	(0.30)		(0.18)	—
Distributions from net realized gains	(0.16)		—	—

Total distributions	(0.46)		(0.18)	—

Net asset value at end of period	12.93		12.79	11.74

Total return (%)	4.79	[3]	10.59	17.40	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[4]	—	[5]	—	0.00	[5,6]
Gross operating expenses[4]	0.46	[5]	0.68	2.78	[5]
Net investment income (loss)	2.11	[5]	0.94	0.34	[5]
Portfolio turnover rate	3	[3]	29	12	[3]
Net assets, end of period ($ x 1,000,000)	24		18	7

* Unaudited.

1 Commencement of operations.
2 Calculated based on the average shares outstanding during the period.
3 Not annualized.
4 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
5 Annualized.
6 Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if interest expense had not been incurred.

See financial notes 73

 Schwab Target 2055 Fund

Portfolio Holdings as of April 30, 2015 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.csimfunds.com/schwabfunds_prospectus.

		Cost	Value
Holdings by Category		($)	($)

98.5%	Other Investment Companies	23,214,028	24,080,767
2.1%	Short-Term Investments	512,377	512,377

100.6%	Total Investments	23,726,405	24,593,144
(0.6%)	Other Assets and Liabilities, Net		(139,250)

100.0%	Net Assets		24,453,894

	Number	Value
Security	of Shares	($)

Other Investment Companies 98.5% of net assets

Equity Funds 96.5%

Global Real Estate 5.0%
Schwab Global Real Estate Fund (a)	166,417	1,214,844

International 24.0%
Laudus International MarketMasters Fund, Select Shares (a)	122,156	2,931,738
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	109,684	929,026
Schwab International Core Equity Fund (a)	199,028	2,008,194

		5,868,958

Large-Cap 54.3%
Dodge & Cox Stock Fund	1,908	345,862
Laudus U.S. Large Cap Growth Fund *(a)	190,279	3,314,655
Schwab Core Equity Fund (a)	157,789	3,616,516
Schwab Dividend Equity Fund (a)	95,853	1,636,207
Schwab S&P 500 Index Fund (a)	91,373	2,993,394
TCW Relative Value Large Cap Fund, Class I	59,327	1,359,771

		13,266,405

Small-Cap 13.2%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	59,232	1,122,450
Schwab Small-Cap Equity Fund (a)	97,735	2,112,052

		3,234,502

		23,584,709

Fixed-Income Funds 2.0%

Intermediate-Term Bond 1.9%
Metropolitan West Total Return Bond Fund, Class I	9,160	100,487
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	19,146	225,725
Schwab Intermediate-Term Bond Fund (a)	3,143	32,371
Schwab Total Bond Market Fund (a)	11,227	108,004
Wells Fargo Advantage Core Bond Fund, Class I	858	11,066

		477,653

International Bond 0.1%
Laudus Mondrian International Government Fixed Income Fund *(a)	1,911	18,405

		496,058

Total Other Investment Companies
(Cost $23,214,028)		24,080,767

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 2.1% of net assets

Time Deposits 2.1%
Australia & New Zealand Banking Group Ltd.
0.03%, 05/01/15	248,395	248,395
Brown Brothers Harriman
0.03%, 05/01/15	15,587	15,587
JPMorgan Chase Bank
0.03%, 05/01/15	248,395	248,395

		512,377

Total Short-Term Investments
(Cost $512,377)		512,377

End of Investments.

At 04/30/15, the tax basis cost of the fund’s investments was $23,789,618 and the unrealized appreciation and depreciation were $953,290 and ($149,764), respectively, with a net unrealized appreciation of $803,526.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

74 See financial notes

 Schwab Target 2055 Fund

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2015 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$24,080,767	$—	$—	$24,080,767
Short-Term Investments[1]	—	512,377	—	512,377

Total	$24,080,767	$512,377	$—	$24,593,144

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2015.

See financial notes 75

 Schwab Target 2055 Fund

Statement of
Assets and Liabilities
As of April 30, 2015; unaudited

Assets

Investments in affiliated underlying funds, at value (cost $21,363,175)		$22,037,856
Investments in unaffiliated issuers, at value (cost $2,363,230)	+	2,555,288

Total investments, at value (cost $23,726,405)		24,593,144
Receivables:
Investments sold		42,000
Fund shares sold		64,141
Due from investment adviser		1,537
Dividends	+	384

Total assets		24,701,206

Liabilities

Payables:
Investments bought		66,397
Fund shares redeemed		173,413
Accrued expenses	+	7,502

Total liabilities		247,312

Net Assets

Total assets		24,701,206
Total liabilities	−	247,312

Net assets		$24,453,894

Net Assets by Source
Capital received from investors		22,501,885
Distributions in excess of net investment income		(190,672)
Net realized capital gains		1,275,942
Net unrealized capital appreciation		866,739

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$24,453,894		1,891,153		$12.93

76 See financial notes

 Schwab Target 2055 Fund

Statement of
Operations
For the period November 1, 2014 through April 30, 2015; unaudited

Investment Income

Dividends received from affiliated underlying funds		$202,231
Dividends received from unaffiliated underlying funds		16,740
Interest	+	61

Total investment income		219,032

Expenses

Professional fees		15,509
Transfer agent fees		10,895
Registration fees		8,119
Shareholder reports		3,832
Portfolio accounting fees		3,468
Independent trustees’ fees		3,171
Custodian fees		2,771
Other expenses	+	433

Total expenses		48,198
Expense reduction by CSIM	−	48,198

Net expenses	−	—

Net investment income		219,032

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		1,328,948
Realized capital gain distributions received from unaffiliated underlying funds		7,484
Net realized losses on sales of affiliated underlying funds		(21,404)
Net realized gains on sales of unaffiliated underlying funds	+	347

Net realized gains		1,315,375
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		(582,179)
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	42,473

Net change in unrealized appreciation (depreciation)	+	(539,706)

Net realized and unrealized gains		775,669

Increase in net assets resulting from operations		$994,701

See financial notes 77

 Schwab Target 2055 Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/14-4/30/15			11/1/13-10/31/14
Net investment income		$219,032	$119,200
Net realized gains		1,315,375	255,531
Net change in unrealized appreciation (depreciation)	+	(539,706)	827,347

Increase in net assets from operations		994,701	1,202,078

Distributions to Shareholders

Distributions from net investment income		(449,182)	(131,185)
Distributions from net realized gains	+	(247,620)	—

Total distributions		($696,802)	($131,185)

Transactions in Fund Shares

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		668,416	$8,521,232	1,167,531	$14,320,677
Shares reinvested		53,831	675,575	10,605	127,787
Shares redeemed	+	(232,099)	(2,960,731)	(363,239)	(4,481,218)

Net transactions in fund shares		490,148	$6,236,076	814,897	$9,967,246

Shares Outstanding and Net Assets

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,401,005	$17,919,919	586,108	$6,881,780
Total increase	+	490,148	6,533,975	814,897	11,038,139

End of period		1,891,153	$24,453,894	1,401,005	$17,919,919

Distributions in excess of net investment income/Net investment income not yet distributed			($190,672)		$39,478

78 See financial notes

 Schwab Target Funds

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds in this report is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)	Laudus International MarketMasters Fund
Schwab Target 2010 Fund	Schwab Balanced Fund
Schwab Target 2015 Fund	Schwab Core Equity Fund
Schwab Target 2020 Fund	Schwab Dividend Equity Fund
Schwab Target 2025 Fund	Schwab Large-Cap Growth Fund
Schwab Target 2030 Fund	Schwab Small-Cap Equity Fund
Schwab Target 2035 Fund	Schwab Hedged Equity Fund
Schwab Target 2040 Fund	Schwab Financial Services Fund
Schwab Target 2045 Fund	Schwab Health Care Fund
Schwab Target 2050 Fund	Schwab International Core Equity Fund
Schwab Target 2055 Fund	Schwab Fundamental US Large Company Index Fund
Schwab S&P 500 Index Fund	Schwab Fundamental US Small Company Index Fund
Schwab Small-Cap Index Fund	Schwab Fundamental International Large Company Index Fund
Schwab Total Stock Market Index Fund	Schwab Fundamental International Small Company Index Fund
Schwab International Index Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab MarketTrack All Equity Portfolio	Schwab Fundamental Global Real Estate Index Fund
Schwab MarketTrack Growth Portfolio	Schwab Monthly Income Fund - Moderate Payout
Schwab MarketTrack Balanced Portfolio	Schwab Monthly Income Fund - Enhanced Payout
Schwab MarketTrack Conservative Portfolio	Schwab Monthly Income Fund - Maximum Payout
Laudus Small-Cap MarketMasters Fund

The Schwab Target Funds are “fund of funds.” Each of the funds seeks to achieve its investment objective by investing in a combination of other Schwab and/or Laudus Funds and other unaffiliated, third-party mutual funds, in accordance with its target portfolio allocation. Each fund may also invest directly in equity and fixed-income securities, exchange-traded funds (“ETFs”), and cash equivalents, including money market securities.

Each fund in this report offers one share class. Shares are bought and sold (subject to a redemption fee, see financial note 8) at closing net asset value per share (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The financial statements of the funds should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed and available on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or at the SEC’s Public Reference Room in Washington D.C.

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

 79

 Schwab Target Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective NAVs.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security’s market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds

80

 Schwab Target Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the funds’ investments as of April 30, 2015 are disclosed in the Portfolio Holdings.

(b) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(c) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

(d) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets. Each fund bears its share of the allocable expenses of the underlying funds in which it invests. Such expenses are reflected in the net asset values of the underlying funds.

(e) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains, if any, once a year.

(f) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(g) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(h) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Asset Allocation Risk. The funds are subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of a fund’s assets among the various asset classes and market segments will cause the funds to underperform other funds with a similar investment objective.

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Financial Notes, unaudited (continued)

3. Risk Factors (continued):

Affiliated Fund Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the portfolio manager is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds, without taking fees into consideration.

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the funds will fluctuate, which means that an investor could lose money.

Underlying Fund Investment Risk. The value of your investment in the funds is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. The funds are subject to the performance and expenses of the underlying funds in which they invest. Before investing in the funds, investors should assess the risks associated with the underlying funds in which the funds may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although a fund’s exposure to a particular risk will be proportionate to the fund’s overall asset allocation and underlying fund allocation.

•	Investment Risk. An investment in an underlying fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The funds may experience losses with respect to their investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

•	Management Risk. Generally, the underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser (or sub-adviser(s)) will make poor security selections. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the underlying fund, but there can be no guarantee that they will produce the desired results.

•	Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. Because interest rates in the United States and other countries are at, or near, historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A rise in interest rates could cause an underlying fund’s shares price to fall. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed income securities may be paid off earlier or later than expected. Either situation could cause a fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.

•	Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

•	Large-, Mid- and Small-Cap Risk. Stocks of different market capitalizations tend to go in and out of favor based on market and economic conditions. Historically, small- and mid-cap stocks tend to be more volatile than large-cap stocks, and small-cap stocks have been riskier than large- and mid-cap stocks. During a period when stocks of a particular market capitalization fall behind other types of investments — bonds or stocks of another capitalization range, for instance — underlying fund’s large-, mid- or small-cap holdings could reduce performance.

•	Money Market Risk. Although an underlying money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in a money market fund. In addition, a money market fund is not designed to offer capital appreciation.

•	ETF Risk. When an underlying fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.

•	Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control

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Financial Notes, unaudited (continued)

3. Risk Factors (continued):

regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. To the extent an underlying fund’s investment in a single country or a limited number of countries represents a large percentage of the underlying fund’s assets, the underlying fund’s performance may be adversely affected by the economic, political and social conditions in those countries and it may be subject to increased price volatility.

•	Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an underlying fund’s investments in emerging market countries and, at times, it may be difficult to value such investments.

•	Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase volatility and could cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund. However, these risks are less severe when the underlying fund uses derivatives for hedging rather than to enhance the underlying fund’s returns or as a substitute for a position or security.

•	Leverage Risk. Certain underlying fund transactions, such as derivatives, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose a fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the underlying fund.

•	Liquidity Risk. A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

•	Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gain distributions.

Direct Investment Risk. The funds may invest a portion of their assets directly in equity and fixed income securities, ETFs, and cash equivalents, including money market securities. A fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same security.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.

The Board has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. The funds are not subject to any fee under the Plan.

CSIM and its affiliates have agreed with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expense charged, excluding interest, taxes and certain non-routine expenses to 0.00%.

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 Schwab Target Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

The agreement to limit the funds’ total expenses charged is limited to each fund’s direct operating expenses and, therefore, does not apply to underlying fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.

The funds may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. As of April 30, 2015, each Schwab Target Fund’s ownership percentages of other related funds’ shares are:

	Schwab	Schwab	Schwab	Schwab	Schwab	Schwab	Schwab	Schwab	Schwab		Schwab
	Target	Target	Target	Target	Target	Target	Target	Target	Target		Target
	2010	2015	2020	2025	2030	2035	2040	2045	2050		2055
Underlying Funds	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund		Fund

Schwab Global Real Estate Fund	0.5%	1.0%	5.7%	5.0%	11.2%	5.1%	14.0%	1.0%	0.8%		0.5%
Laudus International MarketMasters Fund, Select Shares	0.1%	0.3%	1.7%	1.5%	3.3%	1.5%	4.1%	0.3%	0.2%		0.1%
Laudus Mondrian Emerging Markets Fund, Institutional Shares	—%	—%	0.6%	0.8%	2.3%	1.3%	4.0%	0.3%	0.3%		0.2%
Schwab International Core Equity Fund	0.4%	0.7%	4.3%	3.7%	8.3%	3.8%	10.3%	0.7%	0.6%		0.3%
Laudus U.S. Large Cap Growth Fund	0.2%	0.4%	2.1%	1.8%	3.9%	1.8%	4.8%	0.3%	0.3%		0.2%
Schwab Core Equity Fund	0.2%	0.4%	2.1%	1.8%	4.0%	1.8%	4.8%	0.3%	0.3%		0.2%
Schwab Dividend Equity Fund	0.1%	0.2%	1.1%	1.0%	2.1%	0.9%	2.6%	0.2%	0.2%		0.1%
Schwab S&P 500 Index Fund	0.0% *	0.0% *	0.2%	0.2%	0.4%	0.2%	0.4%	0.0% *	0.0%	*	0.0%	*
Laudus Small-Cap MarketMasters Fund, Select Shares	0.3%	0.7%	4.9%	4.9%	11.6%	5.6%	16.3%	1.2%	1.0%		0.6%
Schwab Small-Cap Equity Fund	0.2%	0.4%	2.7%	2.6%	6.3%	3.1%	8.8%	0.6%	0.6%		0.3%
Schwab Treasury Inflation Protected Securities Index Fund	1.5%	2.7%	4.7%	0.8%	—%	—%	—%	—%	—%		—%
Schwab Intermediate-Term Bond Fund	—%	—%	1.2%	1.3%	2.8%	1.1%	2.2%	0.1%	0.1%		0.0%	*
Schwab Total Bond Market Fund	1.2%	2.0%	6.8%	3.7%	5.3%	1.5%	2.2%	0.1%	0.0%	*	0.0%	*
Laudus Mondrian International Government Fixed Income Fund	0.2%	0.4%	3.3%	2.4%	3.8%	1.1%	1.5%	0.0% *	0.0%	*	0.0%	*
Schwab Short-Term Bond Market Fund	1.6%	2.7%	7.4%	3.3%	3.8%	0.8%	0.9%	0.0% *	0.0%	*	—%
Schwab Value Advantage Money Fund, Institutional Prime Shares	0.0% *	0.0% *	0.0% *	—%	—%	—%	—%	—%	—%		—%

*	Less than 0.1%

84

 Schwab Target Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Below is a summary of the funds’ transactions with their affiliated underlying funds during the period ended April 30, 2015.

Schwab Target 2010 Fund:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gains (Losses)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/14	11/01/14
Underlying Funds	10/31/14	Purchases	Sales	04/30/15	04/30/15	to 04/30/15	to 04/30/15

Schwab Global Real Estate Fund	182,707	21,365	(18,625)	185,447	$1,353,760	$7,139	$38,904
Laudus International MarketMasters Fund, Select Shares	123,407	17,525	(6,299)	134,633	3,231,197	17,769	44,145
Schwab International Core Equity Fund	184,539	49,664	(6,345)	227,858	2,299,084	460	61,765
Laudus U.S. Large Cap Growth Fund	212,802	48,349	(20,329)	240,822	4,195,114	33,316	709,944
Schwab Core Equity Fund	172,000	34,830	(8,958)	197,872	4,535,218	52,668	625,106
Schwab Dividend Equity Fund	117,077	18,304	(16,654)	118,727	2,026,669	19,546	311,569
Schwab S&P 500 Index Fund	124,324	5,056	(14,045)	115,335	3,778,378	44,453	70,879
Laudus Small-Cap MarketMasters Fund, Select Shares	41,294	3,743	(10,082)	34,955	662,400	23,227	16,935
Schwab Small-Cap Equity Fund	56,677	19,243	(15,463)	60,457	1,306,476	20,511	274,816
Schwab Treasury Inflation Protected Securities Index Fund	292,454	77,990	(7,096)	363,348	4,073,136	1,453	28,278
Schwab Intermediate-Term Bond Fund	191,073	8,230	(199,303)	—	—	138,645	16,303
Schwab Total Bond Market Fund	1,822,460	87,722	(347,852)	1,562,330	15,029,613	56,650	181,281
Laudus Mondrian International Government Fixed Income Fund	32,199	7,968	(3,033)	37,134	357,598	(1,706)	17,156
Schwab Short-Term Bond Market Fund	1,039,680	57,256	(435,340)	661,596	6,166,073	172,486	42,859
Schwab Value Advantage Money Fund, Institutional Prime Shares	1,968,602	207	—	1,968,809	1,968,809	—	231

Total					$50,983,525	$586,617	$2,440,171

 85

 Schwab Target Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Schwab Target 2015 Fund:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gains (Losses)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/14	11/01/14
Underlying Funds	10/31/14	Purchases	Sales	04/30/15	04/30/15	to 04/30/15	to 04/30/15

Schwab Global Real Estate Fund	353,666	36,447	(38,760)	351,353	$2,564,877	$9,979	$73,004
Laudus International MarketMasters Fund, Select Shares	241,988	33,297	(23,434)	251,851	6,044,429	185,963	86,592
Laudus Mondrian Emerging Markets Fund, Institutional Shares	33,040	2,246	(35,286)	—	—	(37,512)	7,874
Schwab International Core Equity Fund	376,651	84,810	(37,551)	423,910	4,277,253	(25,320)	128,114
Laudus U.S. Large Cap Growth Fund	405,274	107,221	(65,904)	446,591	7,779,622	77,791	1,367,679
Schwab Core Equity Fund	329,482	74,701	(34,042)	370,141	8,483,635	276,211	1,204,507
Schwab Dividend Equity Fund	221,065	42,899	(41,892)	222,072	3,790,767	107,041	590,691
Schwab S&P 500 Index Fund	236,179	17,350	(38,609)	214,920	7,040,790	88,848	135,346
Laudus Small-Cap MarketMasters Fund, Select Shares	86,165	7,907	(25,088)	68,984	1,307,253	74,304	35,649
Schwab Small-Cap Equity Fund	117,199	39,900	(37,623)	119,476	2,581,880	100,172	568,040
Schwab Treasury Inflation Protected Securities Index Fund	457,480	186,210	(14,272)	629,418	7,055,781	2,148	43,720
Schwab Intermediate-Term Bond Fund	340,825	36,035	(376,860)	—	—	39,744	29,027
Schwab Total Bond Market Fund	2,966,453	240,352	(523,990)	2,682,815	25,808,680	82,189	302,694
Laudus Mondrian International Government Fixed Income Fund	81,493	15,315	(18,274)	78,534	756,280	(8,687)	36,354
Schwab Short-Term Bond Market Fund	1,541,262	260,965	(674,779)	1,127,448	10,507,813	117,582	67,917
Schwab Value Advantage Money Fund, Institutional Prime Shares	2,691,884	284	—	2,692,168	2,692,168	—	316

Total					$90,691,228	$1,090,453	$4,677,524

86

 Schwab Target Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Schwab Target 2020 Fund:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gains (Losses)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/14	11/01/14
Underlying Funds	10/31/14	Purchases	Sales	04/30/15	04/30/15	to 04/30/15	to 04/30/15

Schwab Global Real Estate Fund	2,058,638	177,578	(121,817)	2,114,399	$15,435,114	$66,734	$441,216
Laudus International MarketMasters Fund, Select Shares	1,448,274	159,434	(46,281)	1,561,427	37,474,250	244,634	526,311
Laudus Mondrian Emerging Markets Fund, Institutional Shares	415,864	75,437	(70,671)	420,630	3,562,740	190,502	99,981
Schwab International Core Equity Fund	2,266,999	348,770	(41,667)	2,574,102	25,972,690	(50,000)	778,474
Laudus U.S. Large Cap Growth Fund	2,307,052	565,385	(235,726)	2,636,711	45,931,504	280,167	7,814,562
Schwab Core Equity Fund	1,886,193	392,044	(94,746)	2,183,491	50,045,603	920,138	6,962,070
Schwab Dividend Equity Fund	1,242,032	216,930	(139,399)	1,319,563	22,524,948	355,204	3,362,208
Schwab S&P 500 Index Fund	1,327,968	75,755	(135,356)	1,268,367	41,551,695	415,109	767,779
Laudus Small-Cap MarketMasters Fund, Select Shares	581,124	39,368	(105,262)	515,230	9,763,607	184,092	239,975
Schwab Small-Cap Equity Fund	785,522	241,581	(157,288)	869,815	18,796,696	643,873	3,784,075
Schwab Treasury Inflation Protected Securities Index Fund	1,401,642	391,820	(684,975)	1,108,487	12,426,133	360,707	137,363
Schwab Intermediate-Term Bond Fund	1,475,652	168,924	(1,240,628)	403,948	4,160,664	264,246	138,563
Schwab Total Bond Market Fund	9,982,914	1,829,089	(2,613,422)	9,198,581	88,490,350	353,539	1,070,512
Laudus Mondrian International Government Fixed Income Fund	502,623	108,348	(6,141)	604,830	5,824,509	(7,615)	247,726
Schwab Short-Term Bond Market Fund	4,022,647	634,732	(1,565,800)	3,091,579	28,813,518	280,900	178,059
Schwab Value Advantage Money fund, Institutional Prime Shares	5,000,430	526	—	5,000,956	5,000,956	—	586

Total					$415,774,977	$4,502,230	$26,549,460

 87

 Schwab Target Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Schwab Target 2025 Fund:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gains (Losses)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/14	11/01/14
Underlying Funds	10/31/14	Purchases	Sales	04/30/15	04/30/15	to 04/30/15	to 04/30/15

Schwab Global Real Estate Fund	1,654,273	260,036	(62,913)	1,851,396	$13,515,190	$40,232	$372,536
Laudus International MarketMasters Fund, Select Shares	1,177,278	196,597	(4,205)	1,369,670	32,872,084	8,621	432,998
Laudus Mondrian Emerging Markets Fund, Institutional Shares	499,531	97,630	(34,583)	562,578	4,765,037	33,180	122,440
Schwab International Core Equity Fund	1,845,200	416,781	(17,157)	2,244,824	22,650,274	22,248	646,494
Laudus U.S. Large Cap Growth Fund	1,810,717	544,672	(90,740)	2,264,649	39,450,183	159,591	6,252,854
Schwab Core Equity Fund	1,493,786	435,600	(44,130)	1,885,256	43,210,064	98,393	5,554,838
Schwab Dividend Equity Fund	967,290	238,007	(68,590)	1,136,707	19,403,584	13,144	2,653,312
Schwab S&P 500 Index Fund	1,041,807	129,392	(81,993)	1,089,206	35,682,381	339,341	612,535
Laudus Small-Cap MarketMasters Fund, Select Shares	512,156	73,742	(76,613)	509,285	9,650,951	95,623	214,648
Schwab Small-Cap Equity Fund	693,545	244,793	(86,330)	852,008	18,411,886	556,060	3,367,751
Schwab Treasury Inflation Protected Securities Index Fund	656,234	182,650	(655,434)	183,450	2,056,477	(102,917)	65,200
Schwab Intermediate-Term Bond Fund	903,044	151,413	(608,384)	446,073	4,594,548	53,156	89,749
Schwab Total Bond Market Fund	5,027,329	1,849,481	(1,804,951)	5,071,859	48,791,285	242,011	580,801
Laudus Mondrian International Government Fixed Income Fund	331,802	102,365	—	434,167	4,181,027	—	157,826
Schwab Short-Term Bond Market Fund	1,679,074	374,786	(683,365)	1,370,495	12,773,016	22,999	75,657

Total					$312,007,987	$1,581,682	$21,199,639

88

 Schwab Target Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Schwab Target 2030 Fund:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gains (Losses)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/14	11/01/14
Underlying Funds	10/31/14	Purchases	Sales	04/30/15	04/30/15	to 04/30/15	to 04/30/15

Schwab Global Real Estate Fund	3,890,065	407,414	(194,677)	4,102,802	$29,950,451	$114,228	$850,407
Laudus International MarketMasters Fund, Select Shares	2,803,203	245,486	(20,525)	3,028,164	72,675,936	53,161	1,005,644
Laudus Mondrian Emerging Markets Fund, Institutional Shares	1,487,245	179,141	(61,881)	1,604,505	13,590,158	25,942	355,545
Schwab International Core Equity Fund	4,348,656	683,378	(83,284)	4,948,750	49,932,889	75,502	1,503,891
Laudus U.S. Large Cap Growth Fund	4,202,473	1,004,531	(287,304)	4,919,700	85,701,177	470,935	14,090,231
Schwab Core Equity Fund	3,450,450	791,710	(154,474)	4,087,686	93,689,767	1,103,079	12,725,153
Schwab Dividend Equity Fund	2,235,575	411,172	(171,759)	2,474,988	42,248,046	443,867	6,061,196
Schwab S&P 500 Index Fund	2,390,764	143,313	(167,351)	2,366,726	77,533,928	559,795	1,374,859
Laudus Small-Cap MarketMasters Fund, Select Shares	1,279,435	92,222	(152,124)	1,219,533	23,110,156	182,061	524,696
Schwab Small-Cap Equity Fund	1,755,081	485,193	(209,867)	2,030,407	43,877,086	1,208,810	8,264,386
Schwab Treasury Inflation Protected Securities Index Fund	939,055	43,961	(983,016)	—	—	5,366	91,723
Schwab Intermediate-Term Bond Fund	1,517,416	180,094	(754,159)	943,351	9,716,511	88,262	155,015
Schwab Total Bond Market Fund	8,104,012	2,348,082	(3,242,809)	7,209,285	69,353,317	437,663	884,699
Laudus Mondrian International Government Fixed Income Fund	554,624	149,140	—	703,764	6,777,251	—	261,492
Schwab Short-Term Bond Market Fund	2,167,151	228,564	(820,978)	1,574,737	14,676,553	31,331	90,826

Total					$632,833,226	$4,800,002	$48,239,763

 89

 Schwab Target Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Schwab Target 2035 Fund:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gains (Losses)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/14	11/01/14
Underlying Funds	10/31/14	Purchases	Sales	04/30/15	04/30/15	to 04/30/15	to 04/30/15

Schwab Global Real Estate Fund	1,641,505	271,881	(54,840)	1,858,546	$13,567,387	$37,924	$369,649
Laudus International MarketMasters Fund, Select Shares	1,186,085	194,175	—	1,380,260	33,126,232	—	432,218
Laudus Mondrian Emerging Markets Fund, Institutional Shares	752,760	127,505	—	880,265	7,455,841	—	182,757
Schwab International Core Equity Fund	1,843,020	407,941	—	2,250,961	22,712,193	—	644,095
Laudus U.S. Large Cap Growth Fund	1,737,627	536,815	(67,830)	2,206,612	38,439,184	119,404	5,969,027
Schwab Core Equity Fund	1,438,310	408,604	(12,893)	1,834,021	42,035,768	54,585	5,342,860
Schwab Dividend Equity Fund	926,642	220,548	(34,236)	1,112,954	18,998,118	7,495	2,516,405
Schwab S&P 500 Index Fund	991,827	137,540	(66,182)	1,063,185	34,829,933	253,967	578,330
Laudus Small-Cap MarketMasters Fund, Select Shares	568,739	81,895	(59,212)	591,422	11,207,440	71,160	240,446
Schwab Small-Cap Equity Fund	783,366	251,377	(53,593)	981,150	21,202,647	437,484	3,718,987
Schwab Treasury Inflation Protected Securities Index Fund	252,080	15,279	(267,359)	—	—	(35,244)	24,947
Schwab Intermediate-Term Bond Fund	419,647	93,785	(142,300)	371,132	3,822,656	16,356	46,254
Schwab Total Bond Market Fund	2,148,005	901,730	(1,009,904)	2,039,831	19,623,177	140,088	244,300
Laudus Mondrian International Government Fixed Income Fund	129,325	69,129	—	198,454	1,911,116	—	62,810
Schwab Short-Term Bond Market Fund	511,375	67,280	(235,559)	343,096	3,197,656	12,793	20,690

Total					$272,129,348	$1,116,012	$20,393,775

90

 Schwab Target Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Schwab Target 2040 Fund:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gains (Losses)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/14	11/01/14
Underlying Funds	10/31/14	Purchases	Sales	04/30/15	04/30/15	to 04/30/15	to 04/30/15

Schwab Global Real Estate Fund	4,779,252	536,821	(172,088)	5,143,985	$37,551,087	$100,605	$1,061,040
Laudus International MarketMasters Fund, Select Shares	3,454,154	324,343	—	3,778,497	90,683,932	—	1,247,244
Laudus Mondrian Emerging Markets Fund, Institutional Shares	2,500,623	351,034	(40,120)	2,811,537	23,813,716	13,457	600,555
Schwab International Core Equity Fund	5,400,807	773,151	(21,810)	6,152,148	62,075,178	8,070	1,861,776
Laudus U.S. Large Cap Growth Fund	5,021,116	1,189,676	(244,886)	5,965,906	103,926,080	397,520	16,902,503
Schwab Core Equity Fund	4,121,548	936,660	(95,847)	4,962,361	113,737,313	897,532	15,255,911
Schwab Dividend Equity Fund	2,649,099	454,024	(95,225)	3,007,898	51,344,825	281,687	7,188,445
Schwab S&P 500 Index Fund	2,836,058	155,317	(121,016)	2,870,359	94,032,970	432,351	1,636,613
Laudus Small-Cap MarketMasters Fund, Select Shares	1,732,691	122,333	(147,703)	1,707,321	32,353,738	212,858	715,694
Schwab Small-Cap Equity Fund	2,375,824	638,472	(186,736)	2,827,560	61,103,581	1,448,890	11,121,881
Schwab Treasury Inflation Protected Securities Index Fund	366,838	3,115	(369,953)	—	—	103,736	34,519
Schwab Intermediate-Term Bond Fund	671,685	111,473	(29,240)	753,918	7,765,355	1,990	78,486
Schwab Total Bond Market Fund	3,538,065	1,168,316	(1,676,740)	3,029,641	29,145,150	233,686	387,906
Laudus Mondrian International Government Fixed Income Fund	115,319	176,352	(11,248)	280,423	2,700,472	(10,460)	61,309
Schwab Short-Term Bond Market Fund	917,303	40,870	(596,742)	361,431	3,368,537	23,643	30,128

Total					$713,601,934	$4,145,565	$58,184,010

 91

 Schwab Target Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Schwab Target 2045 Fund:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gains (Losses)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/14	11/01/14
Underlying Funds	10/31/14	Purchases	Sales	04/30/15	04/30/15	to 04/30/15	to 04/30/15

Schwab Global Real Estate Fund	263,963	113,165	(10,249)	366,879	$2,678,220	$134	$66,812
Laudus International MarketMasters Fund, Select Shares	191,087	80,056	(1,100)	270,043	6,481,035	(3,437)	73,357
Laudus Mondrian Emerging Markets Fund, Institutional Shares	147,461	73,289	(2,735)	218,015	1,846,582	(1,597)	37,905
Schwab International Core Equity Fund	296,812	142,860	—	439,672	4,436,290	—	109,922
Laudus U.S. Large Cap Growth Fund	274,441	149,446	(1,472)	422,415	7,358,464	545	988,450
Schwab Core Equity Fund	225,804	127,441	—	353,245	8,096,373	—	879,356
Schwab Dividend Equity Fund	145,377	70,911	(1,908)	214,380	3,659,475	(4,607)	417,419
Schwab S&P 500 Index Fund	155,822	51,519	(3,223)	204,118	6,686,917	(1,069)	95,155
Laudus Small-Cap MarketMasters Fund, Select Shares	98,072	29,834	(2,111)	125,795	2,383,819	(1,185)	43,553
Schwab Small-Cap Equity Fund	133,466	76,389	(1,804)	208,051	4,495,966	(7,173)	668,096
Schwab Treasury Inflation Protected Securities Index Fund	10,886	93	(10,979)	—	—	(1,987)	1,024
Schwab Intermediate-Term Bond Fund	19,885	14,741	—	34,626	356,645	—	2,791
Schwab Total Bond Market Fund	117,794	69,079	(54,062)	132,811	1,277,640	(1,892)	14,360
Laudus Mondrian International Government Fixed Income Fund	5,215	3,837	—	9,052	87,169	—	2,326
Schwab Short-Term Bond Market Fund	34,422	5,934	(29,898)	10,458	97,474	780	1,117

Total					$49,942,069	($21,488)	$3,401,643

92

 Schwab Target Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Schwab Target 2050 Fund:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gains (Losses)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/14	11/01/14
Underlying Funds	10/31/14	Purchases	Sales	04/30/15	04/30/15	to 04/30/15	to 04/30/15

Schwab Global Real Estate Fund	221,492	86,192	—	307,684	$2,246,095	$—	$55,936
Laudus International MarketMasters Fund, Select Shares	159,800	67,136	—	226,936	5,446,474	—	60,526
Laudus Mondrian Emerging Markets Fund, Institutional Shares	129,830	62,569	—	192,399	1,629,619	—	33,005
Schwab International Core Equity Fund	250,692	117,269	—	367,961	3,712,731	—	90,260
Laudus U.S. Large Cap Growth Fund	227,146	130,075	(3,399)	353,822	6,163,582	(3,230)	808,683
Schwab Core Equity Fund	188,842	106,044	(908)	293,978	6,737,969	(4,053)	720,285
Schwab Dividend Equity Fund	120,704	61,569	(4,006)	178,267	3,043,014	(8,769)	339,510
Schwab S&P 500 Index Fund	129,342	43,963	(3,892)	169,413	5,549,955	(1,155)	78,008
Laudus Small-Cap MarketMasters Fund, Select Shares	83,183	25,496	(1,161)	107,518	2,037,457	(634)	36,347
Schwab Small-Cap Equity Fund	114,073	63,478	—	177,551	3,836,875	—	556,311
Schwab Treasury Inflation Protected Securities Index Fund	2,539	566	(3,105)	—	—	(123)	290
Schwab Intermediate-Term Bond Fund	9,960	7,424	—	17,384	179,053	—	1,241
Schwab Total Bond Market Fund	61,139	38,954	(37,292)	62,801	604,144	(596)	7,297
Laudus Mondrian International Government Fixed Income Fund	2,945	3,046	—	5,991	57,692	—	1,443
Schwab Short-Term Bond Market Fund	18,859	4,157	(20,114)	2,902	27,043	783	628

Total					$41,271,703	($17,777)	$2,789,770

 93

 Schwab Target Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Schwab Target 2055 Fund:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gains (Losses)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/14	11/01/14
Underlying Funds	10/31/14	Purchases	Sales	04/30/15	04/30/15	to 04/30/15	to 04/30/15

Schwab Global Real Estate Fund	120,724	48,698	(3,005)	166,417	$1,214,844	($21)	$30,436
Laudus International MarketMasters Fund, Select Shares	87,694	35,241	(779)	122,156	2,931,738	(2,403)	33,540
Laudus Mondrian Emerging Markets Fund, Institutional Shares	73,790	37,213	(1,319)	109,684	929,026	(1,642)	18,985
Schwab International Core Equity Fund	136,701	62,327	—	199,028	2,008,194	—	49,765
Laudus U.S. Large Cap Growth Fund	123,392	70,414	(3,527)	190,279	3,314,655	(8,099)	443,270
Schwab Core Equity Fund	102,588	55,701	(500)	157,789	3,616,516	(2,184)	393,888
Schwab Dividend Equity Fund	65,612	33,458	(3,217)	95,853	1,636,207	(7,261)	185,562
Schwab S&P 500 Index Fund	70,350	24,235	(3,212)	91,373	2,993,394	(296)	42,976
Laudus Small-Cap MarketMasters Fund, Select Shares	46,684	14,955	(2,407)	59,232	1,122,450	(126)	20,331
Schwab Small-Cap Equity Fund	62,882	34,853	—	97,735	2,112,052	—	310,080
Schwab Treasury Inflation Protected Securities Index Fund	677	6	(683)	—	—	(267)	64
Schwab Intermediate-Term Bond Fund	792	2,351	—	3,143	32,371	—	139
Schwab Total Bond Market Fund	17,508	6,219	(12,500)	11,227	108,004	536	1,856
Laudus Mondrian International Government Fixed Income Fund	454	1,457	—	1,911	18,405	—	202
Schwab Short-Term Bond Market Fund	4,666	546	(5,212)	—	—	359	85

Total					$22,037,856	($21,404)	$1,531,179

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
**	Less than $1.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on a fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company (“State Street”), an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.

94

 Schwab Target Funds

Financial Notes, unaudited (continued)

6. Borrowing from Banks (continued):

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred an interest expense, which is disclosed on a fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:

For the period ended April 30, 2015, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Schwab Target 2010 Fund	$15,718,498	$13,368,094
Schwab Target 2015 Fund	31,598,956	24,753,022
Schwab Target 2020 Fund	133,650,938	92,046,000
Schwab Target 2025 Fund	111,338,739	54,660,000
Schwab Target 2030 Fund	168,613,148	99,811,643
Schwab Target 2035 Fund	77,747,968	26,665,012
Schwab Target 2040 Fund	140,413,400	57,872,782
Schwab Target 2045 Fund	18,840,371	1,800,753
Schwab Target 2050 Fund	15,036,977	1,093,430
Schwab Target 2055 Fund	7,682,403	580,092

8. Redemption Fee:

The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:

	Current Period	Prior Period
	(11/1/14-4/30/15)	(11/1/13-10/31/14)

Schwab Target 2010 Fund	$136	$794
Schwab Target 2015 Fund	483	15,988
Schwab Target 2020 Fund	3,522	3,150
Schwab Target 2025 Fund	2,954	6,611
Schwab Target 2030 Fund	5,354	6,510
Schwab Target 2035 Fund	2,364	8,744
Schwab Target 2040 Fund	10,758	16,557
Schwab Target 2045 Fund	1,595	2,375
Schwab Target 2050 Fund	923	3,231
Schwab Target 2055 Fund	656	646

9. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2014, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:

	Schwab	Schwab	Schwab	Schwab	Schwab	Schwab	Schwab
	Target	Target	Target	Target	Target	Target	Target
	2010	2015	2020	2025	2030	2035	2040
Expiration Date	Fund	Fund	Fund	Fund	Fund	Fund	Fund

October 31, 2017	$12,069,847	$—	$7,947,695	$—	$—	$—	$—
October 31, 2018	—	—	1,839,068	—	—	—	—

Total	$12,069,847	$—	$9,786,763	$—	$—	$—	$—

 95

 Schwab Target Funds

Financial Notes, unaudited (continued)

9. Federal Income Taxes (continued):

	Schwab	Schwab	Schwab
	Target	Target	Target
	2045	2050	2055
Expiration Date	Fund	Fund	Fund

October 31, 2017	$—	$—	$—
October 31, 2018	—	—	—

Total	$—	$—	$—

For the year ended October 31, 2014, the funds had capital loss carryforwards utilized as follows:

	Schwab	Schwab	Schwab	Schwab	Schwab	Schwab	Schwab
	Target	Target	Target	Target	Target	Target	Target
	2010	2015	2020	2025	2030	2035	2040
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Capital loss carryforwards utilized	$3,897,248	$15,291	$25,378,769	$404,977	$28,459,676	$357,333	$22,282,261

	Schwab	Schwab	Schwab
	Target	Target	Target
	2045	2050	2055
	Fund	Fund	Fund

Capital loss carryforwards utilized	$27,855	$26,104	$424

As of October 31, 2014, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2014, the funds did not incur any interest or penalties.

10. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

96

Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 95 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – present).	74	Director, Gilead Sciences, Inc. (2005 – present)

David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Private Investor.	74	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)

Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013)	74	Director, KLA-Tencor Corporation (2008 – present)

 97

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2015)	Managing Partner and Co-Founder, Kudu Advisors, LLC (financial services) (May 2009 – present); Director, Asset International, Inc. (publisher of financial services information) (Jan. 2009 – Nov. 2014).	95	None.

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust and Laudus Institutional Trust since 2010)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 –present).	74	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
Lead Independent Director, Board of Cooper Industries (2002 – 2012)

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	74	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

98

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989; Schwab Investments since 1991; Schwab Capital Trust since 1993; Schwab Annuity Portfolios since 1994; Laudus Trust and Laudus Institutional Trust since 2010)	Chairman and Director, The Charles Schwab Corporation (1986 – present); Chairman and Director of Charles Schwab & Co., Inc. (1971 – present); Chairman and Director of Charles Schwab Investment Management, Inc. (1989 – present); Chairman and Director of Charles Schwab Bank (2003 – present); Chairman and Chief Executive Officer of Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. (1996 – present); and Director, Chairman and Chief Executive Officer, Schwab Holdings, Inc. (1979 – present).	74	Chairman and Director, The Charles Schwab Corporation (1986 – present) Director, Yahoo! Inc. (2014 – present)

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (2008 – present); Director, Charles Schwab Bank (2006 – present); and Director Schwab Holdings, Inc. (2008 – present).	95	Director, The Charles Schwab Corporation (2008 – present)

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (January 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira
1964
Treasurer and Principal Financial Officer, Schwab Funds
Treasurer and Chief Financial Officer, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust and Laudus Institutional Trust since 2006)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

 99

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2005)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab and Laudus Funds’ retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds or Laudus Funds to retire from all Boards upon their required retirement date from either Board.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Boards.
.

100

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays U.S. Intermediate Aggregate Bond Index An index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Barclays U.S. Government/Credit: 1 − 5 Years Index An index that includes investment-grade government and corporate bonds that are denominated in U.S. dollars and have maturities of one to five years. Bonds are represented in the index in proportion to their market value.

Barclays U.S. TIPS (Treasury Inflation-Protected Securities) Index An index that measures the performance of fixed income securities with fixed-rate coupon payments that adjust for inflation, as measured by the Consumer Price Index for All Urban Consumers.

Barclays U.S. Treasury Bills 1 − 3 Months Index An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.

Citigroup Non-U.S. Dollar World Government Bond Index An index that measures the total rate of return performance for the government bonds of 23 countries, excluding the U.S., with a remaining maturity of at least one year.

Dow Jones U.S. Total Stock Market Index An index that measures the performance of all U.S. equity securities with readily available prices.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

FTSE EPRA/NAREIT Global Index An index that is designed to provide a diverse representation of publicly traded equity REITs and listed property companies worldwide.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

MSCI EAFE (Europe, Australasia, Far East) Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.

MSCI Emerging Markets Index A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

Russell 2000 Index An index that measures the performance of the small-cap segment of the U.S. equity universe. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

stock A share of ownership, or equity, in the issuing company.

Target 2010 Composite Index A custom blended index developed by CSIM based on the 2010 fund’s asset allocation glide schedule that will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index has been replaced by a combination of the S&P 500 Index and the Russell 2000 Index. The current composite is derived using the following portion allocations: 25.9% S&P 500 Index, 3.4% Russell 2000 Index, 7.3% MSCI EAFE Index, 1.9% FTSE EPRA/NAREIT Global Index, 28.3% Barclays U.S. Aggregate Bond Index, 3.5% Barclays U.S. Intermediate Aggregate Bond Index, 1.9% Barclays U.S. Government/Credit Bond Index, 14.4% Barclays U.S. Government/Credit: 1 − 5 Yrs Index, 5.7% Barclays U.S. TIPS Index, 1.3% Citigroup Non-U.S. Dollar World Government Bond Index, and 6.5% Barclays U.S. Treasury Bills: 1 − 3 Months Index.

 101

Target 2015 Composite Index A custom blended index developed by CSIM based on the 2015 fund’s asset allocation glide schedule that will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index has been replaced by a combination of the S&P 500 Index and the Russell 2000 Index. The current composite is derived using the following portion allocations: 28.4% S&P 500 Index, 4.0% Russell 2000 Index, 8.6% MSCI EAFE Index, 0.1% MSCI Emerging Markets Index, 2.2% FTSE EPRA/NAREIT Global Index, 26.5% Barclays U.S. Aggregate Bond Index, 3.6% Barclays U.S. Intermediate Aggregate Bond Index, 2.1% Barclays U.S. Government/Credit Bond Index, 12.1% Barclays U.S. Government/Credit: 1 − 5 Yrs Index, 5.1% Barclays U.S. TIPS Index, 1.5% Citigroup Non-U.S. Dollar World Government Bond Index, and 5.8% Barclays U.S. Treasury Bills: 1 − 3 Months Index.

Target 2020 Composite Index A custom blended index developed by CSIM based on the 2020 fund’s asset allocation glide schedule that will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index has been replaced by a combination of the S&P 500 Index and the Russell 2000 Index. The current composite is derived using the following portion allocations: 36.0% S&P 500 Index, 6.1% Russell 2000 Index, 11.3% MSCI EAFE Index, 0.6% MSCI Emerging Markets Index, 2.8% FTSE EPRA/NAREIT Global Index, 20.9% Barclays U.S. Aggregate Bond Index, 3.5% Barclays U.S. Intermediate Aggregate Bond Index, 2.5% Barclays U.S. Government/Credit Bond Index, 6.7% Barclays U.S. Government/Credit: 1 − 5 Yrs Index, 3.7% Barclays U.S. TIPS Index, 1.8% Citigroup Non-U.S. Dollar World Government Bond Index, and 4.1% Barclays U.S. Treasury Bills: 1 − 3 Months Index.

Target 2025 Composite Index A custom blended index developed by CSIM based on the 2025 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index has been replaced by a combination of the S&P 500 Index and the Russell 2000 Index. The current composite is derived using the following portion allocations: 41.2% S&P 500 Index, 7.8% Russell 2000 Index, 13.4% MSCI EAFE Index, 1.1% MSCI Emerging Markets Index, 3.3% FTSE EPRA/NAREIT Global Index, 16.4% Barclays U.S. Aggregate Bond Index, 3.1% Barclays U.S. Intermediate Aggregate Bond Index, 2.4% Barclays U.S. Government/Credit Bond Index, 3.8% Barclays U.S. Government/Credit: 1 − 5 Yrs Index, 2.7% Barclays U.S. TIPS Index, 1.7% Citigroup Non-U.S. Dollar World Government Bond Index, and 3.2% Barclays U.S. Treasury Bills: 1 − 3 Months Index.

Target 2030 Composite Index A custom blended index developed by CSIM based on the 2030 fund’s asset allocation glide schedule that will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index has been replaced by a combination of the S&P 500 Index and the Russell 2000 Index. The current composite is derived using the following portion allocations: 45.0% S&P 500 Index, 9.2% Russell 2000 Index, 15.0% MSCI EAFE Index, 1.6% MSCI Emerging Markets Index, 3.7% FTSE EPRA/NAREIT Global Index, 12.6% Barclays U.S. Aggregate Bond Index, 2.6% Barclays U.S. Intermediate Aggregate Bond Index, 2.1% Barclays U.S. Government/Credit Bond Index, 2.0% Barclays U.S. Government/Credit: 1 − 5 Yrs Index, 1.9% Barclays U.S. TIPS Index, 1.5% Citigroup Non-U.S. Dollar World Government Bond Index, and 2.6% Barclays U.S. Treasury Bills: 1 − 3 Months Index.

Target 2035 Composite Index A custom blended index developed by CSIM based on the 2035 fund’s asset allocation glide schedule that will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index has been replaced by a combination of the S&P 500 Index and the Russell 2000 Index. The current composite is derived using the following portion allocations: 48.3% S&P 500 Index, 10.6% Russell 2000 Index, 16.4% MSCI EAFE Index, 2.2% MSCI Emerging Markets Index, 4.1% FTSE EPRA/NAREIT Global Index, 9.1% Barclays U.S. Aggregate Bond Index, 2.0% Barclays U.S. Intermediate Aggregate Bond Index, 1.6% Barclays U.S. Government/Credit Bond Index, 0.9% Barclays U.S. Government/Credit: 1 − 5 Yrs Index, 1.3% Barclays U.S. TIPS Index, 1.2% Citigroup Non-U.S. Dollar World Government Bond Index, and 2.3% Barclays U.S. Treasury Bills: 1 − 3 Months Index.

Target 2040 Composite Index A custom blended index developed by CSIM based on the 2040 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index has been replaced by a combination of the S&P 500 Index and the Russell 2000 Index. The current composite is derived using the following portion allocations: 50.9% S&P 500 Index, 11.8% Russell 2000 Index, 17.5% MSCI EAFE Index, 2.7% MSCI Emerging Markets Index, 4.4% FTSE EPRA/NAREIT Global Index, 6.0% Barclays U.S. Aggregate Bond Index, 1.4% Barclays U.S. Intermediate Aggregate Bond Index, 1.2% Barclays U.S. Government/Credit Bond Index, 0.4% Barclays U.S. Government/Credit: 1 − 5 Yrs Index, 0.8% Barclays U.S. TIPS Index, 0.9% Citigroup Non-U.S. Dollar World Government Bond Index, and 2.1% Barclays U.S. Treasury Bills: 1 − 3 Months Index.

Target 2045 Composite Index A custom blended index developed by CSIM based on the 2045 fund’s asset allocation glide schedule that will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index has been replaced by a combination of the S&P 500 Index and the Russell 2000 Index. The current composite is derived using the following portion allocations: 52.2% S&P 500 Index, 12.5% Russell 2000 Index, 18.1% MSCI EAFE Index, 3.1% MSCI Emerging Markets Index, 4.5% FTSE EPRA/NAREIT Global Index, 4.3% Barclays U.S. Aggregate Bond Index, 1.0% Barclays U.S. Intermediate Aggregate Bond Index, 0.8% Barclays U.S. Government/Credit Bond Index, 0.1% Barclays U.S. Government/Credit: 1 − 5 Yrs Index, 0.6% Barclays U.S. TIPS Index, 0.6% Citigroup Non-U.S. Dollar World Government Bond Index, and 2.0% Barclays U.S. Treasury Bills: 1 − 3 Months Index.

Target 2050 Composite Index A custom blended index developed by CSIM based on the 2050 fund’s asset allocation glide schedule that will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index has been replaced by a combination of the S&P 500 Index and the Russell 2000 Index. The current composite is derived using the following portion allocations: 53.3% S&P 500 Index, 13.1% Russell 2000 Index, 18.6% MSCI EAFE Index, 3.3% MSCI Emerging Markets Index, 4.6% FTSE EPRA/NAREIT Global Index, 2.9% Barclays U.S. Aggregate Bond Index, 0.7% Barclays U.S. Intermediate Aggregate Bond Index, 0.6% Barclays U.S. Government/Credit Bond Index, 0.4% Barclays U.S. TIPS Index, 0.4% Citigroup Non-U.S. Dollar World Government Bond Index, and 2.0% Barclays U.S. Treasury Bills: 1 − 3 Months Index.

102

Target 2055 Composite Index A custom blended index developed by CSIM based on the 2055 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index has been replaced by a combination of the S&P 500 Index and the Russell 2000 Index. The current composite is derived using the following portion allocations: 54.2% S&P 500 Index, 13.5% Russell 2000 Index, 19.0% MSCI EAFE Index, 3.6% MSCI Emerging Markets Index, 4.8% FTSE EPRA/NAREIT Global Index, 1.7% Barclays U.S. Aggregate Bond Index, 0.4% Barclays U.S. Intermediate Aggregate Bond Index, 0.4% Barclays U.S. Government/Credit Bond Index, 0.2% Barclays U.S. TIPS Index, 0.3% Citigroup Non-U.S. Dollar World Government Bond Index, and 2.0% Barclays U.S. Treasury Bills: 1 − 3 Months Index.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

 103

Notes

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fundtm
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab Intermediate-Term Bond Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Schwab Funds®
1-800-407-0256

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2015 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR34720-09
00143418

Semiannual report dated April 30, 2015, enclosed.

Schwab Balanced Fundtm

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Schwab Balanced Fundtm

Semiannual Report
April 30, 2015

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Schwab Balanced Fund

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Total Return for the 6 Months Ended April 30, 2015

Schwab Balanced Fund (Ticker Symbol: SWOBX)	3.95%

Balanced Blended Index	3.48%
Fund Category: Morningstar Moderate Allocation	3.02%

Performance Details	page 6

Minimum Initial Investment[1]	$100

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.

The components that make up the composite index may vary over time. For index definition, please see the Glossary.

Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

[1]	Please see the fund’s prospectus for further detail and eligibility requirements.

2 Schwab Balanced Fund

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

At Charles Schwab Investment Management, we design our investment products to serve as part of the foundation of an investor’s portfolio. Our Schwab Balanced Fund offers a diversified asset allocation to U.S. equity, fixed income, and cash and cash equivalents. The fund utilizes a fund-of-funds strategy and seeks to provide a mix of the growth opportunities of equity investing with the income opportunities of fixed income securities.

For the six-month reporting period ended April 30, 2015, the fund returned 4.0% compared with the 3.5% return of the fund’s internally calculated composite index, the Balanced Blended Index. This outperformance was due primarily to the positive performances of several of the actively-managed underlying funds.

In the U.S., equities performed well with the S&P 500 Index returning 4.4%. The U.S. dollar remained strong while the Federal Reserve (the Fed) left short-term interest rates historically low, though speculation surrounding a potential rate increase and the significant drop in oil prices contributed to heightened market volatility. Among fixed income securities, bond prices generally climbed, in part due to the Fed’s continued supportive monetary policies. These stimulative measures, combined with uncertainty around global economic growth, helped sustain demand for many government-backed securities. Reflecting these conditions, the U.S. bond market generated modest overall performances, where bonds with lower credit ratings outperformed Treasuries, and long-term bonds outperformed short-term bonds. The Barclays

 Asset Class Performance Comparison % returns during the six months ended 4/30/2015

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

4.40%	S&P 500® Index: measures U.S. large-cap stocks

4.65%	Russell 2000® Index: measures U.S. small-cap stocks

6.81%	MSCI EAFE® Index (Net): measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

2.06%	Barclays U.S. Aggregate Bond Index: measures the U.S. bond market

0.01%	Barclays U.S. Treasury Bills 1-3 Months Index: measures short-term U.S. Treasury obligations

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Past performance is not an indication of future results.

For index definitions, please see the Glossary.

Data source: Index provider websites and CSIM.

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Schwab Balanced Fund 3

From the President continued

For the six-month reporting period ended April 30, 2015, the fund returned 4.0% compared with the 3.5% return of the fund’s internally calculated composite index, the Balanced Blended Index.

U.S. Aggregate Bond Index, which broadly represents the performance of the U.S. bond market, returned 2.1% for the six-month reporting period.

For more information about the performance, holdings, and portfolio characteristics of the Schwab Balanced Fund, please continue reading this report. In addition, you can find further details about this fund by visiting our new website at www.csimfunds.com, which provides improved functionality, enhanced design, and access to industry insights. We are also happy to hear from you at 1-800-435-4000.

Sincerely,

For full definitions of the referenced indices, please see the Glossary

4 Schwab Balanced Fund

Fund Management

Zifan Tang, Ph.D., CFA, Managing Director and Head of Asset Allocation Strategies, leads the portfolio management team and has overall responsibility for all aspects of the management of the fund. She was appointed portfolio manager of the fund in February 2012. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors, which was subsequently acquired by BlackRock.

Schwab Balanced Fund 5

Schwab Balanced Fund

Performance and Fund Facts as of 04/30/15

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Balanced Fund (11/18/96)	3.95%	10.25%	9.59%	6.27%
Balanced Blended Index	3.48%	9.09%	10.16%	7.06%
S&P 500® Index	4.40%	12.98%	14.33%	8.32%
Barclays U.S. Aggregate Bond Index	2.06%	4.46%	4.12%	4.75%
Fund Category: Morningstar Moderate Allocation	3.02%	6.53%	8.82%	6.43%

Fund Expense Ratios3: Net 0.62%; Gross 0.71%

 Statistics

Number of Holdings	6
Portfolio Turnover Rate[4]	2%

 Asset Class Weightings % of Investments

Equity Funds – Large-Cap	50.3%
Fixed-Income Funds – Intermediate-Term Bond	36.3%
Equity Funds – Small-Cap	10.4%
Money Market Funds	3.0%
Total	100.0%

 Top Holdings % of Net Assets5,6

Schwab Core Equity Fund	35.0%
Schwab Total Bond Market Fund	24.7%
Laudus U.S. Large Cap Growth Fund	15.3%
Schwab Intermediate-Term Bond Fund	11.6%
Laudus Small-Cap MarketMasters Fund, Select Shares	10.3%
Total	96.9%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

From June 3, 2002 to February 28, 2008, the fund used a manager of managers strategy, and therefore its performance during this time does not reflect the fund’s current multi-fund strategy and may have been different if it did.

Portfolio holdings may have changed since the report date.

Small-company stocks are subject to greater volatility than many other asset classes.

The Laudus U.S. Large Cap Growth Fund is part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.62%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Not annualized.
[5]	This list is not a recommendation of any security by the investment adviser.
[6]	The holdings listed exclude any temporary liquidity investments.

6 Schwab Balanced Fund

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2014 and held through April 30, 2015.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 11/1/14	at 4/30/15	11/1/14–4/30/15

Schwab Balanced Fund
Actual Return	0.00%	$1,000.00	$1,039.50	$0.00
Hypothetical 5% Return	0.00%	$1,000.00	$1,024.80	$0.00

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights. The expenses incurred by the underlying funds in which the fund invests are not included in this ratio.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.

Schwab Balanced Fund 7

Schwab Balanced Fund

Financial Statements

Financial Highlights

	11/1/14–		11/1/13–	11/1/12–	11/1/11–	11/1/10–	11/1/09–
	4/30/15*		10/31/14	10/31/13	10/31/12	10/31/11	10/31/10

Per-Share Data ($)

Net asset value at beginning of period	15.56		14.28	12.51	11.61	11.00	9.99

Income (loss) from investment operations:
Net investment income (loss)[1]	0.13		0.16	0.14	0.19	0.17	0.17
Net realized and unrealized gains (losses)	0.47		1.33	1.85	0.88	0.63	1.03

Total from investment operations	0.60		1.49	1.99	1.07	0.80	1.20
Less distributions:
Distributions from net investment income	(0.34)		(0.21)	(0.22)	(0.17)	(0.19)	(0.19)
Distributions from net realized gains	(0.42)		—	—	—	—	—

Total distributions	(0.76)		(0.21)	(0.22)	(0.17)	(0.19)	(0.19)

Net asset value at end of period	15.40		15.56	14.28	12.51	11.61	11.00

Total return (%)	3.95	[2]	10.52	16.13	9.36	7.28	12.08

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	—	[4]	0.00 [5]	0.00 [5]	0.00 [5]	0.00 [5]	0.00 [5]
Gross operating expenses[3]	0.07	[4]	0.09	0.10	0.16	0.16	0.20
Net investment income (loss)	1.68	[4]	1.09	1.06	1.54	1.52	1.67
Portfolio turnover rate	2	[2]	27	33	38	53	8
Net assets, end of period ($ x 1,000,000)	241		202	165	117	109	88

* Unaudited.

1 Calculated based on the average shares outstanding during the period.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.
5 Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses and/or interest expense had not been incurred.

8 See financial notes

 Schwab Balanced Fund

Portfolio Holdings as of April 30, 2015 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.csimfunds.com/schwabfunds_prospectus.

		Cost	Value
Holdings by Category		($)	($)

99.9%	Other Investment Companies	212,030,319	240,987,194

99.9%	Total Investments	212,030,319	240,987,194
0.1%	Other Assets and Liabilities, Net		202,120

100.0%	Net Assets		241,189,314

	Number	Value
Security	of Shares	($)

Other Investment Companies 99.9% of net assets

Equity Funds 60.6%

Large-Cap 50.3%
Laudus U.S. Large Cap Growth Fund *(a)	2,119,677	36,924,773
Schwab Core Equity Fund (a)	3,679,103	84,325,034

		121,249,807

Small-Cap 10.3%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	1,316,925	24,955,732

		146,205,539

Fixed-Income Funds 36.3%

Intermediate-Term Bond 36.3%
Schwab Intermediate-Term Bond Fund (a)	2,709,150	27,904,246
Schwab Total Bond Market Fund (a)	6,204,583	59,688,093

		87,592,339

Money Market Fund 3.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (b)	7,189,316	7,189,316

Total Other Investment Companies
(Cost $212,030,319)		240,987,194

End of Investments.

At 04/30/15, the tax basis cost of the fund’s investments was $214,687,167 and the unrealized appreciation and depreciation were $26,300,027 and ($0), respectively, with a net unrealized appreciation of $26,300,027.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2015 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$240,987,194	$—	$—	$240,987,194

Total	$240,987,194	$—	$—	$240,987,194

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2015.

See financial notes 9

 Schwab Balanced Fund

Statement of
Assets and Liabilities
As of April 30, 2015; unaudited

Assets

Investments in affiliated underlying funds, at value (cost $204,841,003)		$233,797,878
Investments in unaffiliated issuers, at value (cost $7,189,316)	+	7,189,316

Total investments, at value (cost $212,030,319)		240,987,194
Receivables:
Investments sold		410,000
Fund shares sold		533,195
Dividends		151,897
Due from investment adviser		2,549
Prepaid expenses	+	1,161

Total assets		242,085,996

Liabilities

Payables:
Investments bought		822,745
Fund shares redeemed		42,197
Accrued expenses	+	31,740

Total liabilities		896,682

Net Assets

Total assets		242,085,996
Total liabilities	−	896,682

Net assets		$241,189,314

Net Assets by Source
Capital received from investors		200,507,943
Distributions in excess of net investment income		(1,593,911)
Net realized capital gains		13,318,407
Net unrealized capital appreciation		28,956,875

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$241,189,314		15,657,170		$15.40

10 See financial notes

 Schwab Balanced Fund

Statement of
Operations
For the period November 1, 2014 through April 30, 2015; unaudited

Investment Income

Dividends received from affiliated underlying funds		$1,860,695

Expenses

Shareholder reports		20,615
Professional fees		18,814
Transfer agent fees		13,744
Registration fees		13,057
Portfolio accounting fees		7,844
Independent trustees’ fees		3,594
Custodian fees		1,465
Other expenses	+	2,816

Total expenses		81,949
Expense reduction by CSIM	−	81,949

Net expenses	−	—

Net investment income		1,860,695

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		15,711,636
Net realized gains on sales of affiliated underlying funds	+	265,285

Net realized gains		15,976,921
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	(9,352,068)

Net realized and unrealized gains		6,624,853

Increase in net assets resulting from operations		$8,485,548

See financial notes 11

 Schwab Balanced Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/14-4/30/15			11/1/13-10/31/14
Net investment income		$1,860,695	$2,038,921
Net realized gains		15,976,921	9,604,665
Net change in unrealized appreciation (depreciation)	+	(9,352,068)	7,261,754

Increase in net assets from operations		8,485,548	18,905,340

Distributions to Shareholders

Distributions from net investment income		(4,612,433)	(2,313,152)
Distributions from net realized gains	+	(5,780,880)	—

Total distributions		($10,393,313)	($2,313,152)

Transactions in Fund Shares

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,438,948	$53,029,287	5,653,883	$82,981,901
Shares reinvested		628,361	9,532,242	147,616	2,143,378
Shares redeemed	+	(1,366,584)	(21,027,997)	(4,387,683)	(64,959,175)

Net transactions in fund shares		2,700,725	$41,533,532	1,413,816	$20,166,104

Shares Outstanding and Net Assets

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		12,956,445	$201,563,547	11,542,629	$164,805,255
Total increase	+	2,700,725	39,625,767	1,413,816	36,758,292

End of period		15,657,170	$241,189,314	12,956,445	$201,563,547

Distributions in excess of net investment income/Net investment income not yet distributed			($1,593,911)		$1,157,827

12 See financial notes

 Schwab Balanced Fund

Financial Notes, unaudited

1. Business Structure of the Fund:

Schwab Balanced Fund is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:

Schwab Capital Trust (organized May 7, 1993)	Schwab Target 2010 Fund
Schwab Balanced Fund	Schwab Target 2015 Fund
Schwab S&P 500 Index Fund	Schwab Target 2020 Fund
Schwab Small-Cap Index Fund	Schwab Target 2025 Fund
Schwab Total Stock Market Index Fund	Schwab Target 2030 Fund
Schwab International Index Fund	Schwab Target 2035 Fund
Schwab MarketTrack All Equity Portfolio	Schwab Target 2040 Fund
Schwab MarketTrack Growth Portfolio	Schwab Target 2045 Fund
Schwab MarketTrack Balanced Portfolio	Schwab Target 2050 Fund
Schwab MarketTrack Conservative Portfolio	Schwab Target 2055 Fund
Laudus Small-Cap MarketMasters Fund	Schwab Fundamental US Large Company Index Fund
Laudus International MarketMasters Fund	Schwab Fundamental US Small Company Index Fund
Schwab Core Equity Fund	Schwab Fundamental International Large Company Index Fund
Schwab Dividend Equity Fund	Schwab Fundamental International Small Company Index Fund
Schwab Large-Cap Growth Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Small-Cap Equity Fund	Schwab Fundamental Global Real Estate Index Fund
Schwab Hedged Equity Fund	Schwab Monthly Income Fund - Moderate Payout
Schwab Financial Services Fund	Schwab Monthly Income Fund - Enhanced Payout
Schwab Health Care Fund	Schwab Monthly Income Fund - Maximum Payout
Schwab International Core Equity Fund

The Schwab Balanced Fund is a single class “fund of funds” which seeks to achieve its investment objective by investing in a diversified group of other Schwab and/or Laudus Funds, but also may invest in other unaffiliated, third party mutual funds, including exchange-traded funds (“ETFs”). In addition, the fund may invest a portion of its assets directly in equity and fixed-income securities to maintain its allocations.

The fund offers one share class. Shares are bought and sold (subject to a redemption fee, see financial note 8) at closing net asset value per share (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The financial statements of the fund should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed and available on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or at the SEC’s Public Reference Room in Washington D.C.

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

 13

 Schwab Balanced Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective NAVs.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security’s market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due

14

 Schwab Balanced Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the fund’s investments as of April 30, 2015 are disclosed in the Portfolio Holdings.

(b) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(c) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

(d) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets. The fund bears its share of the allocable expenses of the underlying funds in which it invests. Such expenses are reflected in the net asset values of the underlying funds.

(e) Distributions to Shareholders:

The fund makes distributions from net investment income and net realized capital gains, if any, once a year.

(f) Custody Credit:

The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (“State Street”), under which the fund may receive a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(g) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(h) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

(i) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

 15

 Schwab Balanced Fund

Financial Notes, unaudited (continued)

3. Risk Factors:

Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Asset Allocation Risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

Affiliated Fund Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the portfolio manager is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds, without taking fees into consideration.

Market Risk. Equity and fixed income markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money.

Underlying Fund Investment Risk. The value of an investment in the fund is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. The fund is subject to the performance and expenses of the underlying funds in which it invests. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although the fund’s exposure to a particular risk will be proportionate to the fund’s overall asset allocation and underlying fund allocation.

•	Investment Risk. An investment in an underlying fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

•	Management Risk. Generally, the underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser (or sub-adviser(s)) will select or allocate assets that could cause the fund to underperform or otherwise not meet its objective. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results.

•	Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

•	Large- and Mid-Cap Risk. Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more vulnerable to adverse business or economic events than larger more established companies. During a period when large- and mid-cap U.S. stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund’s performance also will lag those investments.

•	Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — large-cap and mid-cap stocks, for instance — an underlying fund’s performance also will lag those investments.

•	Growth Investing Risk. An underlying fund’s investments in growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.

•	Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. Because interest rates in the United States and other countries are at, or near, historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A rise in interest rates could cause an underlying fund’s share price to fall. The credit quality of a portfolio investment could also cause an

16

 Schwab Balanced Fund

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.

•	ETF Risk. When an underlying fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.

•	Money Market Risk. Although an underlying money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in a money market fund. In addition, a money market fund is not designed to offer capital appreciation.

•	Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. To the extent an underlying fund’s investment in a single country or a limited number of countries represents a large percentage of the underlying fund’s assets, the underlying fund’s performance may be adversely affected by the economic, political and social conditions in those countries and it may be subject to increased price volatility.

•	Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an underlying fund’s investments in emerging market countries and, at times, it may be difficult to value such investments.

•	Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase volatility and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund. However, these risks are less severe when the underlying fund uses derivatives for hedging rather than to enhance the underlying fund’s returns or as a substitute for a position or security.

•	Leverage Risk. Certain underlying fund transactions, such as derivatives, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the underlying fund. The use of leverage may cause the underlying fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

•	Liquidity Risk. A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

•	Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gain distributions.

 17

 Schwab Balanced Fund

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

•	Securities Lending Risk. Certain underlying funds engage in securities lending, which involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

•	Mortgage-Backed and Mortgage Pass-Through Securities Risk. Certain of the mortgage-backed securities in which an underlying fund may invest are not backed by the full faith and credit of the U.S. government and there can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. Because of prepayment and extension risk, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates — both increases and decreases — may quickly and significantly affect the value of certain mortgage-backed securities. Transactions in mortgage pass-through securities primarily occur through to be announced (TBA) transactions. Default by or bankruptcy of a counterparty to a TBA transaction would expose an underlying fund to possible losses because of an adverse market action, expenses, or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction.

•	Mortgage Dollar Rolls Risk. Mortgage dollar rolls are transactions in which an underlying fund sells mortgage-backed securities to a dealer and simultaneously agrees to repurchase similar securities in the future at a predetermined price. An underlying fund’s mortgage dollar rolls could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.

Direct Investment Risk. The fund may invest a portion of its assets directly in equity and fixed income securities, as well as other mutual funds or ETFs, to maintain its asset allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same security.

Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.

The Board has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund. The fund is not subject to any fee under the Plan.

CSIM and its affiliates have agreed with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses to 0.00%.

The agreement to limit the fund’s total expenses charged is limited to the fund’s direct operating expenses and, therefore, does not apply to underlying fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.

The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. As of April 30, 2015, the Schwab Balanced Fund’s ownership percentages of other related funds’ shares are:

Laudus U.S. Large Cap Growth Fund	1.7%
Schwab Core Equity Fund	3.6%
Laudus Small-Cap MarketMasters Fund, Select Shares	12.6%
Schwab Intermediate-Term Bond Fund	7.9%
Schwab Total Bond Market Fund	4.6%

18

 Schwab Balanced Fund

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended April 30, 2015.

	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gains (Losses)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/14	11/01/14
Underlying Funds	10/31/14	Purchases	Sales	04/30/15	04/30/15	to 04/30/15	to 04/30/15

Laudus U.S. Large Cap Growth Fund	1,558,414	613,592	(52,329)	2,119,677	$36,924,773	$81,633	$5,497,424
Schwab Core Equity Fund	2,825,465	899,344	(45,706)	3,679,103	84,325,034	105,560	10,739,887
Laudus Small-Cap MarketMasters Fund, Select Shares	1,100,759	240,959	(24,793)	1,316,925	24,955,732	53,517	471,110
Schwab Intermediate-Term Bond Fund	2,355,024	370,631	(16,505)	2,709,150	27,904,246	1,816	277,503
Schwab Total Bond Market Fund	5,061,757	1,211,831	(69,005)	6,204,583	59,688,093	22,759	586,407

Total					$233,797,878	$265,285	$17,572,331

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:

The fund has access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The fund pays interest on the amount it borrows at rates that are negotiated periodically. The fund also pays an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the fund during the period. However, the fund may have utilized its overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:

For the period ended April 30, 2015, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

Purchases of Securities	Sales/Maturities of Securities

$50,717,819	$3,350,000

 19

 Schwab Balanced Fund

Financial Notes, unaudited (continued)

8. Redemption Fee:

The fund charges a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:

Current Period	Prior Period
(11/1/14-4/30/15)	(11/1/13-10/31/14)

$15,394	$8,259

9. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2014, the fund had no capital loss carryforwards.

For the year ended October 31, 2014, the fund had capital loss carryforwards utilized as follows:

Capital loss carryforwards utilized	$3,288,811

As of October 31, 2014, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2014, the fund did not incur any interest or penalties.

10. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

20

Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 95 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – present).	74	Director, Gilead Sciences, Inc. (2005 – present)

David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Private Investor.	74	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)

Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013)	74	Director, KLA-Tencor Corporation (2008 – present)

 21

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2015)	Managing Partner and Co-Founder, Kudu Advisors, LLC (financial services) (May 2009 – present); Director, Asset International, Inc. (publisher of financial services information) (Jan. 2009 – Nov. 2014).	95	None.

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust and Laudus Institutional Trust since 2010)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 –present).	74	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
Lead Independent Director, Board of Cooper Industries (2002 – 2012)

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	74	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

22

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989; Schwab Investments since 1991; Schwab Capital Trust since 1993; Schwab Annuity Portfolios since 1994; Laudus Trust and Laudus Institutional Trust since 2010)	Chairman and Director, The Charles Schwab Corporation (1986 – present); Chairman and Director of Charles Schwab & Co., Inc. (1971 – present); Chairman and Director of Charles Schwab Investment Management, Inc. (1989 – present); Chairman and Director of Charles Schwab Bank (2003 – present); Chairman and Chief Executive Officer of Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. (1996 – present); and Director, Chairman and Chief Executive Officer, Schwab Holdings, Inc. (1979 – present).	74	Chairman and Director, The Charles Schwab Corporation (1986 – present) Director, Yahoo! Inc. (2014 – present)

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (2008 – present); Director, Charles Schwab Bank (2006 – present); and Director Schwab Holdings, Inc. (2008 – present).	95	Director, The Charles Schwab Corporation (2008 – present)

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (January 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira
1964
Treasurer and Principal Financial Officer, Schwab Funds
Treasurer and Chief Financial Officer, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust and Laudus Institutional Trust since 2006)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

 23

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2005)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab and Laudus Funds’ retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds or Laudus Funds to retire from all Boards upon their required retirement date from either Board.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Boards.
.

24

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

Balanced Blended Index A custom blended index developed by CSIM that effective August 1, 2013 is composed of 50% S&P 500 Index, 10% Russell 2000 Index, 25% Barclays U.S. Aggregate Bond Index, 12% Barclays U.S. Intermediate Aggregate Bond Index and 3% Barclays U.S. Treasury Bills: 1 − 3 Months Index. Prior to August 1, 2013 the Balanced Blended Index was composed of 60% S&P 500 Index and 40% Barclays U.S. Aggregate Bond Index.

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays U.S. Intermediate Aggregate Bond Index An index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Barclays U.S. Treasury Bills 1 − 3 Months Index An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

MSCI EAFE (Europe, Australasia, Far East) Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

Russell 2000 Index An index that measures the performance of the small-cap segment of the U.S. equity universe. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

 25

Notes

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fundtm
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab Intermediate-Term Bond Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Schwab Funds®
1-800-407-0256

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Semiannual report dated April 30, 2015, enclosed.

Schwab MarketTrack Portfolios ®

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All Equity Portfoliotm

Schwab MarketTrack
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Schwab MarketTrack
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Schwab MarketTrack Portfolios ®

Semiannual Report
April 30, 2015

Schwab MarketTrack
All Equity Portfoliotm

Schwab MarketTrack
Growth Portfoliotm

Schwab MarketTrack
Balanced Portfoliotm

Schwab MarketTrack
Conservative Portfoliotm

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Schwab MarketTrack Portfolios®

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Total Return for the 6 Months Ended April 30, 2015

Schwab MarketTrack All Equity Portfolio (Ticker Symbol: SWEGX)	4.61%

All Equity Composite Index	5.33%
Fund Category: Morningstar Large Blend	3.99%

Performance Details	page 6

Schwab MarketTrack Growth Portfolio (Ticker Symbol: SWHGX)	3.97%

Growth Composite Index	4.51%
Fund Category: Morningstar Aggressive Allocation	3.68%

Performance Details	page 7

Schwab MarketTrack Balanced Portfolio (Ticker Symbol: SWBGX)	3.43%

Balanced Composite Index	3.91%
Fund Category: Morningstar Moderate Allocation	3.02%

Performance Details	page 8

Schwab MarketTrack Conservative Portfolio (Ticker Symbol: SWCGX)	2.88%

Conservative Composite Index	3.28%
Fund Category: Morningstar Conservative Allocation	1.73%

Performance Details	page 9

Minimum Initial Investment[1]	$100

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.

The components that make up each of the composite indices may vary over time. For index definitions, please see the Glossary.

Portfolio expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a portfolio’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or on the redemption of portfolio shares.

Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

[1]	Please see the funds’ prospectus for further detail and eligibility requirements.

2 Schwab MarketTrack Portfolios

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

At Charles Schwab Investment Management, we design our investment products to serve as part of the foundation of an investor’s portfolio. Our Schwab MarketTrack Portfolios combine Fundamental Index® and market-cap index strategies, plus asset allocation, into individual portfolios by investing in a combination of other funds. The portfolios offer diversification across major segments of the U.S. stock market, in addition to international and bond exposure in select portfolios.

For the six-month reporting period ended April 30, 2015, the portfolios generated positive returns that generally tracked their comparative indices. The broad U.S. stock market benefitted from historically low short-term interest rates and overall positive corporate earnings reports, which contributed to several equity indices reaching record highs during the reporting period. The U.S. bond market also performed well overall, despite bouts of volatility surrounding speculation over the timing of a potential short-term interest rate rise by the Federal Reserve, as well as the fluctuations in the price of oil. The slight rebound in oil prices toward the end of the reporting period supported both stocks and bonds alike, with the S&P 500 Index and the Barclays U.S. Aggregate Bond Index returning 4.4% and 2.1%, respectively.

Global economic growth showed signs of improvement, resulting in many international developed stock markets rallying over the reporting period. Subsiding geopolitical tensions in Russia helped, as did relative stability in Greece and the eurozone. The U.S. dollar remained strong as many central

 Asset Class Performance Comparison % returns during the six months ended 4/30/2015

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

4.40%	S&P 500® Index: measures U.S. large-cap stocks

4.65%	Russell 2000® Index: measures U.S. small-cap stocks

6.81%	MSCI EAFE® Index (Net): measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

2.06%	Barclays U.S. Aggregate Bond Index: measures the U.S. bond market

0.01%	Barclays U.S. Treasury Bills 1-3 Months Index: measures short-term U.S. Treasury obligations

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Past performance is not an indication of future results.

For index definitions, please see the Glossary.

Data source: Index provider websites and CSIM.

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Schwab is a registered trademark of Charles Schwab & Co., Inc. Fundamental Index is a registered trademark of Research Affiliates LLC.

Schwab MarketTrack Portfolios 3

From the President continued

For the six-month reporting period ended April 30, 2015, the portfolios generated positive returns that generally tracked their comparative indices.

banks, including the European Central Bank and the Bank of Japan, increased economic measures to stimulate growth and combat threats of deflation. When the U.S. dollar rises against foreign currencies, returns on overseas investments will generally be reduced in U.S. dollar terms. However, as international markets performed particularly well this reporting period, returns on many of these investments were positive even when translated into U.S. dollars. Reflecting these conditions, the MSCI EAFE Index, which broadly represents the performance of international stocks, returned 6.8%1 for the reporting period.

In product-related news, we have recently made several changes aimed at improving the portfolios’ overall diversification. Effective December 1, 2014, the portfolios added international small-cap equity and emerging markets equity as dedicated asset classes, and also began investing in the Schwab Fundamental Index Funds. Due to these changes, the portfolios currently have incurred capital gains. Please see the supplemental information on page 46 of this report for more details as of April 30, 2015. While the funds may seek to minimize capital gain distributions to shareholders, the funds may be required to distribute capital gains at the end of the year. Please consult your tax advisor regarding your specific situation. Further details about these portfolio changes, as well as additional information on the Schwab MarketTrack Portfolios, can be found on our new website at www.csimfunds.com, which provides improved functionality, enhanced design, and access to industry insights.

For more information about the performance, holdings, and portfolio characteristics of the Schwab MarketTrack Portfolios, please continue reading this report. We are also happy to hear from you at 1-800-435-4000.

Sincerely,

For full definitions of the referenced indices, please see the Glossary

1 The total return cited is calculated net of foreign withholding taxes.

4 Schwab MarketTrack Portfolios

Portfolio Management

Zifan Tang, Ph.D., CFA, Managing Director and Head of Asset Allocation Strategies, leads the portfolio management team and has overall responsibility for all aspects of the management of the funds. She was appointed portfolio manager of the funds in February 2012. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors, which was subsequently acquired by BlackRock.

Schwab MarketTrack Portfolios 5

Schwab MarketTrack All Equity Portfolio

Performance and Fund Facts as of 04/30/15

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

 Average Annual Total Returns1,2

Portfolio and Inception Date	6 Months	1 Year	5 Years	10 Years

Portfolio: Schwab MarketTrack All Equity Portfolio (5/19/98)	4.61%	8.01%	11.40%	7.50%
All Equity Composite Index	5.33%	8.92%	12.05%	7.81%
S&P 500® Index	4.40%	12.98%	14.33%	8.32%
Fund Category: Morningstar Large Blend	3.99%	10.83%	12.82%	7.66%

Fund Expense Ratio3: 0.64%

 Statistics

Number of Holdings	9
Portfolio Turnover Rate[4]	40%

 Asset Class Weightings % of Investments

Equity Funds – Large-Cap	44.4%
Equity Funds – International	30.5%
Equity Funds – Small-Cap	24.8%
Short-Term Investments	0.3%
Total	100.0%

 Top Holdings % of Net Assets5,6

Schwab S&P 500 Index Fund	31.1%
Schwab Small-Cap Index Fund	17.2%
Schwab International Index Fund	14.1%
Schwab Fundamental U.S. Large Company Index Fund	13.3%
Schwab Fundamental U.S. Small Company Index Fund	7.5%
Schwab Fundamental International Large Company Index Fund	6.0%
Schwab Fundamental Emerging Markets Large Company Index Fund	5.3%
Schwab Fundamental International Small Company Index Fund	5.1%
Total	99.6%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Portfolio holdings may have changed since the report date.

Small-company stocks are subject to greater volatility than many other asset classes.

International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.

[1]	Portfolio expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the portfolio’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the portfolio invests. The annualized weighted average expense ratio of the underlying funds was 0.23%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Not annualized.
[5]	This list is not a recommendation of any security by the investment adviser.
[6]	The holdings listed exclude any temporary liquidity investments.

6 Schwab MarketTrack Portfolios

Schwab MarketTrack Growth Portfolio

Performance and Fund Facts as of 04/30/15

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

 Average Annual Total Returns1,2

Portfolio and Inception Date	6 Months	1 Year	5 Years	10 Years

Portfolio: Schwab MarketTrack Growth Portfolio (11/20/95)	3.97%	7.54%	10.08%	6.89%
Growth Composite Index	4.51%	8.32%	10.67%	7.36%
S&P 500® Index	4.40%	12.98%	14.33%	8.32%
Fund Category: Morningstar Aggressive Allocation	3.68%	7.32%	9.59%	6.56%

Fund Expense Ratio3: 0.64%

 Statistics

Number of Holdings	14
Portfolio Turnover Rate[4]	32%

 Asset Class Weightings % of Investments

Equity Funds – Large-Cap	39.5%
Equity Funds – International	20.7%
Equity Funds – Small-Cap	20.1%
Fixed-Income Funds – Intermediate-Term Bond	14.8%
Short-Term Investments	3.4%
Money Market Funds	1.5%
Total	100.0%

 Top Holdings % of Net Assets5,6

Schwab S&P 500 Index Fund	27.7%
Schwab Total Bond Market Fund	14.8%
Schwab Small-Cap Index Fund	14.0%
Schwab Fundamental U.S. Large Company Index Fund	11.8%
Schwab International Index Fund	9.7%
Schwab Fundamental U.S. Small Company Index Fund	6.1%
Schwab Fundamental International Large Company Index Fund	4.1%
Schwab Fundamental Emerging Markets Large Company Index Fund	3.5%
Schwab Fundamental International Small Company Index Fund	3.3%
Schwab Value Advantage Money Fund, Institutional Prime Shares	1.5%
Total	96.5%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Portfolio holdings may have changed since the report date.

Small-company stocks are subject to greater volatility than many other asset classes.

International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.

[1]	Portfolio expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the portfolio’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the portfolio invests. The annualized weighted average expense ratio of the underlying funds was 0.23%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Not annualized.
[5]	This list is not a recommendation of any security by the investment adviser.
[6]	The holdings listed exclude any temporary liquidity investments.

Schwab MarketTrack Portfolios 7

Schwab MarketTrack Balanced Portfolio

Performance and Fund Facts as of 04/30/15

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

 Average Annual Total Returns1,2

Portfolio and Inception Date	6 Months	1 Year	5 Years	10 Years

Portfolio: Schwab MarketTrack Balanced Portfolio (11/20/95)	3.43%	6.66%	8.49%	6.02%
Balanced Composite Index	3.91%	7.34%	9.09%	6.82%
S&P 500® Index	4.40%	12.98%	14.33%	8.32%
Barclays U.S. Aggregate Bond Index	2.06%	4.46%	4.12%	4.75%
Fund Category: Morningstar Moderate Allocation	3.02%	6.53%	8.82%	6.43%

Fund Expense Ratio3: 0.65%

 Statistics

Number of Holdings	14
Portfolio Turnover Rate[4]	27%

 Asset Class Weightings % of Investments

Fixed-Income Funds – Intermediate-Term Bond	34.7%
Equity Funds – Large-Cap	29.7%
Equity Funds – International	15.6%
Equity Funds – Small-Cap	15.0%
Short-Term Investments	3.5%
Money Market Funds	1.5%
Total	100.0%

 Top Holdings % of Net Assets5,6

Schwab Total Bond Market Fund	34.7%
Schwab S&P 500 Index Fund	20.8%
Schwab Small-Cap Index Fund	10.5%
Schwab Fundamental U.S. Large Company Index Fund	8.9%
Schwab International Index Fund	7.3%
Schwab Fundamental U.S. Small Company Index Fund	4.5%
Schwab Fundamental International Large Company Index Fund	3.1%
Schwab Fundamental Emerging Markets Large Company Index Fund	2.7%
Schwab Fundamental International Small Company Index Fund	2.5%
Schwab Value Advantage Money Fund, Institutional Prime Shares	1.5%
Total	96.5%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Portfolio holdings may have changed since the report date.

Small-company stocks are subject to greater volatility than many other asset classes.

International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.

[1]	Portfolio expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the portfolio’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the portfolio invests. The annualized weighted average expense ratio of the underlying funds was 0.24%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Not annualized.
[5]	This list is not a recommendation of any security by the investment adviser.
[6]	The holdings listed exclude any temporary liquidity investments.

8 Schwab MarketTrack Portfolios

Schwab MarketTrack Conservative Portfolio

Performance and Fund Facts as of 04/30/15

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

 Average Annual Total Returns1,2

Portfolio and Inception Date	6 Months	1 Year	5 Years	10 Years

Portfolio: Schwab MarketTrack Conservative Portfolio (11/20/95)	2.88%	5.68%	6.78%	5.04%
Conservative Composite Index	3.28%	6.34%	7.43%	6.18%
S&P 500® Index	4.40%	12.98%	14.33%	8.32%
Barclays U.S. Aggregate Bond Index	2.06%	4.46%	4.12%	4.75%
Fund Category: Morningstar Conservative Allocation	1.73%	3.65%	6.30%	5.18%

Fund Expense Ratio3: 0.70%

 Statistics

Number of Holdings	14
Portfolio Turnover Rate[4]	18%

 Asset Class Weightings % of Investments

Fixed-Income Funds – Intermediate-Term Bond	54.6%
Equity Funds – Large-Cap	19.7%
Equity Funds – International	10.5%
Equity Funds – Small-Cap	10.1%
Short-Term Investments	3.6%
Money Market Funds	1.5%
Total	100.0%

 Top Holdings % of Net Assets5,6

Schwab Total Bond Market Fund	54.6%
Schwab S&P 500 Index Fund	13.8%
Schwab Small-Cap Index Fund	7.0%
Schwab Fundamental U.S. Large Company Index Fund	5.9%
Schwab International Index Fund	4.9%
Schwab Fundamental U.S. Small Company Index Fund	3.1%
Schwab Fundamental International Large Company Index Fund	2.1%
Schwab Fundamental Emerging Markets Large Company Index Fund	1.9%
Schwab Fundamental International Small Company Index Fund	1.7%
Schwab Value Advantage Money Fund, Institutional Prime Shares	1.5%
Total	96.5%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Portfolio holdings may have changed since the report date.

Small-company stocks are subject to greater volatility than many other asset classes.

International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.

[1]	Portfolio expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the portfolio’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the portfolio invests. The annualized weighted average expense ratio of the underlying funds was 0.26%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Not annualized.
[5]	This list is not a recommendation of any security by the investment adviser.
[6]	The holdings listed exclude any temporary liquidity investments.

Schwab MarketTrack Portfolios 9

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2014 and held through April 30, 2015.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 11/1/14	at 4/30/15	11/1/14–4/30/15

Schwab MarketTrack All Equity Portfolio
Actual Return	0.42%	$1,000.00	$1,046.10	$2.13
Hypothetical 5% Return	0.42%	$1,000.00	$1,022.72	$2.11

Schwab MarketTrack Growth Portfolio
Actual Return	0.42%	$1,000.00	$1,039.70	$2.12
Hypothetical 5% Return	0.42%	$1,000.00	$1,022.72	$2.11

Schwab MarketTrack Balanced Portfolio
Actual Return	0.42%	$1,000.00	$1,034.30	$2.12
Hypothetical 5% Return	0.42%	$1,000.00	$1,022.72	$2.11

Schwab MarketTrack Conservative Portfolio
Actual Return	0.44%	$1,000.00	$1,028.80	$2.21
Hypothetical 5% Return	0.44%	$1,000.00	$1,022.62	$2.21

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights. The expenses incurred by the underlying funds in which the portfolios invest are not included in this ratio.
[2]	Expenses for each portfolio are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.

10 Schwab MarketTrack Portfolios

Schwab MarketTrack All Equity Portfolio

Financial Statements

Financial Highlights

	11/1/14–		11/1/13–	11/1/12–	11/1/11–	11/1/10–	11/1/09–
	4/30/15*		10/31/14	10/31/13	10/31/12	10/31/11	10/31/10

Per-Share Data ($)

Net asset value at beginning of period	17.17		15.99	12.79	11.52	11.30	9.82

Income (loss) from investment operations:
Net investment income (loss)	0.32	[1]	0.21	0.27	0.25	0.16	0.12
Net realized and unrealized gains (losses)	0.46		1.24	3.27	1.02	0.27	1.50

Total from investment operations	0.78		1.45	3.54	1.27	0.43	1.62
Less distributions:
Distributions from net investment income	(0.23)		(0.27)	(0.34)	—	(0.21)	(0.14)

Net asset value at end of period	17.72		17.17	15.99	12.79	11.52	11.30

Total return (%)	4.61	[2]	9.12	28.37	11.02	3.76	16.62

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	0.42	[4,5]	0.50	0.50	0.50	0.50	0.50
Gross operating expenses[3]	0.43	[4,5]	0.51	0.52	0.54	0.53	0.54
Net investment income (loss)	3.71	[4]	1.24	1.84	1.93	1.37	1.14
Portfolio turnover rate	40	[2]	9	6	6	12	8
Net assets, end of period ($ x 1,000,000)	618		621	586	475	476	489

* Unaudited.

1 Calculated based on the average shares outstanding during the period.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.
5 Effective December 1, 2014, the management fee was reduced. The ratio presented for the period ended 4/30/15 is a blended ratio. (See financial note 4)

See financial notes 11

 Schwab MarketTrack All Equity Portfolio

Portfolio Holdings as of April 30, 2015 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.csimfunds.com/schwabfunds_prospectus.

		Cost	Value
Holdings by Category		($)	($)

99.6%	Other Investment Companies	434,117,198	615,259,746
0.3%	Short-Term Investment	2,283,228	2,283,228

99.9%	Total Investments	436,400,426	617,542,974
0.1%	Other Assets and Liabilities, Net		337,081

100.0%	Net Assets		617,880,055

	Number	Value
Security	of Shares	($)

Other Investment Companies 99.6% of net assets

Equity Funds 99.6%

International 30.5%
Schwab Fundamental Emerging Markets Large Company Index Fund (a)	3,842,021	32,657,175
Schwab Fundamental International Large Company Index Fund (a)	4,171,879	37,213,162
Schwab Fundamental International Small Company Index Fund (a)	2,654,474	31,163,528
Schwab International Index Fund (a)	4,403,682	87,280,982

		188,314,847

Large-Cap 44.3%
Schwab Fundamental US Large Company Index Fund (a)	5,309,277	81,975,240
Schwab S&P 500 Index Fund (a)	5,860,955	192,004,870

		273,980,110

Small-Cap 24.8%
Schwab Fundamental US Small Company Index Fund (a)	3,463,398	46,444,167
Schwab Small-Cap Index Fund (a)	3,886,196	106,520,622

		152,964,789

Total Other Investment Companies
(Cost $434,117,198)		615,259,746

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.3% of net assets

Time Deposit 0.3%
Australia & New Zealand Banking Group Ltd.
0.03%, 05/01/15	2,283,228	2,283,228

Total Short-Term Investment
(Cost $2,283,228)		2,283,228

End of Investments.

At 04/30/15, the tax basis cost of the fund’s investments was $447,574,712 and the unrealized appreciation and depreciation were $169,968,262 and ($0), respectively, with a net unrealized appreciation of $169,968,262.

(a)	Issuer is affiliated with the fund’s adviser.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2015 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$615,259,746	$—	$—	$615,259,746
Short-Term Investment[1]	—	2,283,228	—	2,283,228

Total	$615,259,746	$2,283,228	$—	$617,542,974

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2015.

12 See financial notes

 Schwab MarketTrack All Equity Portfolio

Statement of
Assets and Liabilities
As of April 30, 2015; unaudited

Assets

Investments in affiliated underlying funds, at value (cost $434,117,198)		$615,259,746
Investments in unaffiliated issuers, at value (cost $2,283,228)	+	2,283,228

Total investments, at value (cost $436,400,426)		617,542,974
Receivables:
Investments sold		1,630,000
Fund shares sold		344,260
Prepaid expenses	+	5,432

Total assets		619,522,666

Liabilities

Payables:
Investments bought		1,220,000
Investment adviser and administrator fees		15,657
Shareholder service fees		30,029
Fund shares redeemed		359,834
Accrued expenses	+	17,091

Total liabilities		1,642,611

Net Assets

Total assets		619,522,666
Total liabilities	−	1,642,611

Net assets		$617,880,055

Net Assets by Source
Capital received from investors		402,424,517
Net investment income not yet distributed		11,354,399
Net realized capital gains		22,958,591
Net unrealized capital appreciation		181,142,548

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$617,880,055		34,863,701		$17.72

See financial notes 13

 Schwab MarketTrack All Equity Portfolio

Statement of
Operations
For the period November 1, 2014 through April 30, 2015; unaudited

Investment Income

Dividends received from affiliated underlying funds		$12,651,936
Interest	+	367

Total investment income		12,652,303

Expenses

Investment adviser and administrator fees		448,850
Shareholder service fees		743,456
Shareholder reports		36,203
Professional fees		18,839
Transfer agent fees		17,921
Portfolio accounting fees		13,591
Registration fees		11,329
Custodian fees		6,308
Independent trustees’ fees		4,523
Other expenses	+	11,464

Total expenses		1,312,484
Expense reduction by CSIM and its affiliates	−	17,921

Net expenses	−	1,294,563

Net investment income		11,357,740

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		8,408,971
Net realized gains on sales of affiliated underlying funds	+	58,475,453

Net realized gains		66,884,424
Net change in unrealized appreciation (depreciation) on investments	+	(50,382,862)

Net realized and unrealized gains		16,501,562

Increase in net assets resulting from operations		$27,859,302

14 See financial notes

 Schwab MarketTrack All Equity Portfolio

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/14-4/30/15			11/1/13-10/31/14
Net investment income		$11,357,740	$7,579,810
Net realized gains		66,884,424	16,907,766
Net change in unrealized appreciation (depreciation)	+	(50,382,862)	28,397,026

Increase in net assets from operations		27,859,302	52,884,602

Distributions to Shareholders

Distributions from net investment income		($8,349,307)	($9,729,315)

Transactions in Fund Shares

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,588,393	$27,515,849	3,783,484	$62,639,443
Shares reinvested		449,055	7,719,249	553,923	9,089,878
Shares redeemed	+	(3,340,101)	(57,805,648)	(4,817,645)	(80,084,457)

Net transactions in fund shares		(1,302,653)	($22,570,550)	(480,238)	($8,355,136)

Shares Outstanding and Net Assets

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		36,166,354	$620,940,610	36,646,592	$586,140,459
Total increase or decrease	+	(1,302,653)	(3,060,555)	(480,238)	34,800,151

End of period		34,863,701	$617,880,055	36,166,354	$620,940,610

Net investment income not yet distributed			$11,354,399		$8,345,966

See financial notes 15

Schwab MarketTrack Growth Portfolio

Financial Statements

Financial Highlights

	11/1/14–		11/1/13–	11/1/12–	11/1/11–	11/1/10–	11/1/09–
	4/30/15*		10/31/14	10/31/13	10/31/12	10/31/11	10/31/10

Per-Share Data ($)

Net asset value at beginning of period	23.20		21.67	18.08	16.85	16.35	14.51

Income (loss) from investment operations:
Net investment income (loss)	0.35	[1]	0.27	0.34	0.30	0.24	0.19
Net realized and unrealized gains (losses)	0.55		1.57	3.60	1.35	0.51	1.95

Total from investment operations	0.90		1.84	3.94	1.65	0.75	2.14
Less distributions:
Distributions from net investment income	(0.35)		(0.31)	(0.35)	(0.42)	(0.25)	(0.30)
Distributions from net realized gains	(0.39)		—	—	—	—	—

Total distributions	(0.74)		(0.31)	(0.35)	(0.42)	(0.25)	(0.30)

Net asset value at end of period	23.36		23.20	21.67	18.08	16.85	16.35

Total return (%)	3.97	[2]	8.55	22.14	10.03	4.55	14.86

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	0.42	[4,5]	0.50	0.50	0.50	0.50	0.50
Gross operating expenses[3]	0.42	[4,5]	0.51	0.52	0.53	0.52	0.52
Net investment income (loss)	3.07	[4]	1.20	1.71	1.78	1.39	1.25
Portfolio turnover rate	32	[2]	7	9	9	17	14
Net assets, end of period ($ x 1,000,000)	757		734	680	566	562	549

* Unaudited.

1 Calculated based on the average shares outstanding during the period.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.
5 Effective December 1, 2014, the management fee was reduced. The ratio presented for the period ended 4/30/15 is a blended ratio. (See financial note 4)

16 See financial notes

 Schwab MarketTrack Growth Portfolio

Portfolio Holdings as of April 30, 2015 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.csimfunds.com/schwabfunds_prospectus.

		Cost	Value
Holdings by Category		($)	($)

96.5%	Other Investment Companies	487,276,668	730,198,318
3.4%	Short-Term Investments	26,121,167	26,121,167

99.9%	Total Investments	513,397,835	756,319,485
0.1%	Other Assets and Liabilities, Net		473,046

100.0%	Net Assets		756,792,531

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.5% of net assets

Equity Funds 80.2%

International 20.6%
Schwab Fundamental Emerging Markets Large Company Index Fund (a)	3,163,941	26,893,502
Schwab Fundamental International Large Company Index Fund (a)	3,488,512	31,117,523
Schwab Fundamental International Small Company Index Fund (a)	2,148,678	25,225,480
Schwab International Index Fund (a)	3,686,128	73,059,050

		156,295,555

Large-Cap 39.5%
Schwab Fundamental US Large Company Index Fund (a)	5,780,480	89,250,612
Schwab S&P 500 Index Fund (a)	6,400,335	209,674,975

		298,925,587

Small-Cap 20.1%
Schwab Fundamental US Small Company Index Fund (a)	3,434,736	46,059,813
Schwab Small-Cap Index Fund (a)	3,868,758	106,042,658

		152,102,471

		607,323,613

Fixed-Income Fund 14.8%

Intermediate-Term Bond 14.8%
Schwab Total Bond Market Fund (a)	11,623,873	111,821,660

Money Market Fund 1.5%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.04% (a)(b)	11,053,045	11,053,045

Total Other Investment Companies
(Cost $487,276,668)		730,198,318

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.4% of net assets

Time Deposits 3.4%
Australia & New Zealand Banking Group Ltd.
0.03%, 05/01/15	7,641,437	7,641,437
Sumitomo Mitsui Banking Corp.
0.03%, 05/01/15	3,196,856	3,196,856
DNB
0.03%, 05/01/15	7,641,437	7,641,437
JPMorgan Chase Bank
0.03%, 05/01/15	7,641,437	7,641,437

Total Short-Term Investments
(Cost $26,121,167)		26,121,167

End of Investments.

At 04/30/15, the tax basis cost of the fund’s investments was $516,396,286 and the unrealized appreciation and depreciation were $239,923,199 and ($0), respectively, with a net unrealized appreciation of $239,923,199.

(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

See financial notes 17

 Schwab MarketTrack Growth Portfolio

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2015 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$730,198,318	$—	$—	$730,198,318
Short-Term Investments[1]	—	26,121,167	—	26,121,167

Total	$730,198,318	$26,121,167	$—	$756,319,485

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2015.

18 See financial notes

 Schwab MarketTrack Growth Portfolio

Statement of
Assets and Liabilities
As of April 30, 2015; unaudited

Assets

Investments in affiliated underlying funds, at value (cost $487,276,668)		$730,198,318
Investments in unaffiliated issuers, at value (cost $26,121,167)	+	26,121,167

Total investments, at value (cost $513,397,835)		756,319,485
Receivables:
Investments sold		3,170,000
Fund shares sold		415,696
Dividends		200,420
Interest		22
Prepaid expenses	+	8,339

Total assets		760,113,962

Liabilities

Payables:
Investments bought		2,940,011
Investment adviser and administrator fees		19,137
Shareholder service fees		36,904
Fund shares redeemed		305,870
Accrued expenses	+	19,509

Total liabilities		3,321,431

Net Assets

Total assets		760,113,962
Total liabilities	−	3,321,431

Net assets		$756,792,531

Net Assets by Source
Capital received from investors		446,280,426
Distributions in excess of net investment income		(785,869)
Net realized capital gains		68,376,324
Net unrealized capital appreciation		242,921,650

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$756,792,531		32,392,987		$23.36

See financial notes 19

 Schwab MarketTrack Growth Portfolio

Statement of
Operations
For the period November 1, 2014 through April 30, 2015; unaudited

Investment Income

Dividends received from affiliated underlying funds		$12,903,014
Interest	+	3,867

Total investment income		12,906,881

Expenses

Investment adviser and administrator fees		540,760
Shareholder service fees		901,669
Shareholder reports		34,196
Professional fees		19,577
Transfer agent fees		17,688
Portfolio accounting fees		14,534
Registration fees		13,005
Custodian fees		7,018
Independent trustees’ fees		4,792
Other expenses	+	13,627

Total expenses		1,566,866
Expense reduction by CSIM and its affiliates	−	17,688

Net expenses	−	1,549,178

Net investment income		11,357,703

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		8,055,089
Net realized gains on sales of affiliated underlying funds		64,816,932
Net realized gains on unaffiliated investments	+	2,788

Net realized gains		72,874,809
Net change in unrealized appreciation (depreciation) on investments	+	(55,097,373)

Net realized and unrealized gains		17,777,436

Increase in net assets resulting from operations		$29,135,139

20 See financial notes

 Schwab MarketTrack Growth Portfolio

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/14-4/30/15			11/1/13-10/31/14
Net investment income		$11,357,703	$8,557,275
Net realized gains		72,874,809	15,151,167
Net change in unrealized appreciation (depreciation)	+	(55,097,373)	34,299,920

Increase in net assets from operations		29,135,139	58,008,362

Distributions to Shareholders

Distributions from net investment income		(11,176,663)	(9,625,225)
Distributions from net realized gains	+	(12,409,011)	—

Total distributions		($23,585,674)	($9,625,225)

Transactions in Fund Shares

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,928,871	$44,633,451	3,913,595	$87,721,647
Shares reinvested		977,376	22,303,738	411,732	9,099,268
Shares redeemed	+	(2,137,506)	(49,385,438)	(4,084,279)	(91,729,964)

Net transactions in fund shares		768,741	$17,551,751	241,048	$5,090,951

Shares Outstanding and Net Assets

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		31,624,246	$733,691,315	31,383,198	$680,217,227
Total increase	+	768,741	23,101,216	241,048	53,474,088

End of period		32,392,987	$756,792,531	31,624,246	$733,691,315

Distributions in excess of net investment income			($785,869)		($966,909)

See financial notes 21

Schwab MarketTrack Balanced Portfolio

Financial Statements

Financial Highlights

	11/1/14–		11/1/13–	11/1/12–	11/1/11–	11/1/10–	11/1/09–
	4/30/15*		10/31/14	10/31/13	10/31/12	10/31/11	10/31/10

Per-Share Data ($)

Net asset value at beginning of period	19.50		18.55	16.33	15.41	14.96	13.54

Income (loss) from investment operations:
Net investment income (loss)	0.26	[1]	0.26	0.31	0.29	0.25	0.23
Net realized and unrealized gains (losses)	0.39		1.08	2.23	1.01	0.46	1.50

Total from investment operations	0.65		1.34	2.54	1.30	0.71	1.73
Less distributions:
Distributions from net investment income	(0.30)		(0.27)	(0.32)	(0.38)	(0.26)	(0.31)
Distributions from net realized gains	(0.34)		(0.12)	—	—	—	—

Total distributions	(0.64)		(0.39)	(0.32)	(0.38)	(0.26)	(0.31)

Net asset value at end of period	19.51		19.50	18.55	16.33	15.41	14.96

Total return (%)	3.43	[2]	7.28	15.82	8.61	4.80	12.92

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	0.42	[4,5]	0.50	0.50	0.50	0.50	0.50
Gross operating expenses[3]	0.43	[4,5]	0.51	0.52	0.53	0.52	0.52
Net investment income (loss)	2.70	[4]	1.30	1.75	1.86	1.64	1.59
Portfolio turnover rate	27	[2]	16	12	12	25	22
Net assets, end of period ($ x 1,000,000)	533		522	481	425	432	450

* Unaudited.

1 Calculated based on the average shares outstanding during the period.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.
5 Effective December 1, 2014, the management fee was reduced. The ratio presented for the period ended 4/30/15 is a blended ratio. (See financial note 4)

22 See financial notes

 Schwab MarketTrack Balanced Portfolio

Portfolio Holdings as of April 30, 2015 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.csimfunds.com/schwabfunds_prospectus.

		Cost	Value
Holdings by Category		($)	($)

96.5%	Other Investment Companies	378,504,766	514,493,642
3.5%	Short-Term Investments	18,627,415	18,627,415

100.0%	Total Investments	397,132,181	533,121,057
(0.0%)	Other Assets and Liabilities, Net		(61,923)

100.0%	Net Assets		533,059,134

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.5% of net assets

Equity Funds 60.3%

International 15.6%
Schwab Fundamental Emerging Markets Large Company Index Fund (a)	1,701,634	14,463,893
Schwab Fundamental International Large Company Index Fund (a)	1,840,588	16,418,048
Schwab Fundamental International Small Company Index Fund (a)	1,139,436	13,376,983
Schwab International Index Fund (a)	1,965,239	38,951,033

		83,209,957

Large-Cap 29.7%
Schwab Fundamental US Large Company Index Fund (a)	3,058,509	47,223,383
Schwab S&P 500 Index Fund (a)	3,386,377	110,937,696

		158,161,079

Small-Cap 15.0%
Schwab Fundamental US Small Company Index Fund (a)	1,798,069	24,112,104
Schwab Small-Cap Index Fund (a)	2,045,835	56,076,339

		80,188,443

		321,559,479

Fixed-Income Fund 34.7%

Intermediate-Term Bond 34.7%
Schwab Total Bond Market Fund (a)	19,220,259	184,898,891

Money Market Fund 1.5%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.04% (a)(b)	8,035,272	8,035,272

Total Other Investment Companies
(Cost $378,504,766)		514,493,642

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.5% of net assets

Time Deposits 3.5%
Australia & New Zealand Banking Group Ltd.
0.03%, 05/01/15	5,367,375	5,367,375
DNB
0.03%, 05/01/15	5,367,375	5,367,375
JPMorgan Chase Bank
0.03%, 05/01/15	5,367,375	5,367,375
Sumitomo Mitsui Banking Corp.
0.03%, 05/01/15	2,525,290	2,525,290

Total Short-Term Investments
(Cost $18,627,415)		18,627,415

End of Investments.

At 04/30/15, the tax basis cost of the fund’s investments was $404,502,628 and the unrealized appreciation and depreciation were $128,618,429 and ($0), respectively, with a net unrealized appreciation of $128,618,429.

(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

See financial notes 23

 Schwab MarketTrack Balanced Portfolio

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2015 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$514,493,642	$—	$—	$514,493,642
Short-Term Investments[1]	—	18,627,415	—	18,627,415

Total	$514,493,642	$18,627,415	$—	$533,121,057

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2015.

24 See financial notes

 Schwab MarketTrack Balanced Portfolio

Statement of
Assets and Liabilities
As of April 30, 2015; unaudited

Assets

Investments in affiliated underlying funds, at value (cost $378,504,766)		$514,493,642
Investments in unaffiliated issuers, at value (cost $18,627,415)	+	18,627,415

Total investments, at value (cost $397,132,181)		533,121,057
Receivables:
Investments sold		770,000
Fund shares sold		636,738
Dividends		334,055
Interest		16
Prepaid expenses	+	6,519

Total assets		534,868,385

Liabilities

Payables:
Investments bought		1,533,551
Investment adviser and administrator fees		13,414
Shareholder service fees		26,359
Fund shares redeemed		213,515
Accrued expenses	+	22,412

Total liabilities		1,809,251

Net Assets

Total assets		534,868,385
Total liabilities	−	1,809,251

Net assets		$533,059,134

Net Assets by Source
Capital received from investors		353,257,487
Net investment income not yet distributed		303,908
Net realized capital gains		43,508,863
Net unrealized capital appreciation		135,988,876

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$533,059,134		27,323,650		$19.51

See financial notes 25

 Schwab MarketTrack Balanced Portfolio

Statement of
Operations
For the period November 1, 2014 through April 30, 2015; unaudited

Investment Income

Dividends		$8,035,027
Interest	+	2,665

Total investment income		8,037,692

Expenses

Investment adviser and administrator fees		376,808
Shareholder service fees		630,009
Shareholder reports		19,210
Professional fees		18,236
Transfer agent fees		13,886
Portfolio accounting fees		12,717
Registration fees		10,724
Custodian fees		5,663
Independent trustees’ fees		4,308
Other expenses	+	8,991

Total expenses		1,100,552
Expense reduction by CSIM and its affiliates	−	13,886

Net expenses	−	1,086,666

Net investment income		6,951,026

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		4,182,543
Net realized gains on sales of affiliated underlying funds		46,982,756
Net realized gains on unaffiliated investments	+	2,050

Net realized gains		51,167,349
Net change in unrealized appreciation (depreciation) on investments	+	(40,605,820)

Net realized and unrealized gains		10,561,529

Increase in net assets resulting from operations		$17,512,555

26 See financial notes

 Schwab MarketTrack Balanced Portfolio

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/14-4/30/15			11/1/13-10/31/14
Net investment income		$6,951,026	$6,710,856
Net realized gains		51,167,349	9,295,980
Net change in unrealized appreciation (depreciation)	+	(40,605,820)	20,375,572

Increase in net assets from operations		17,512,555	36,382,408

Distributions to Shareholders

Distributions from net investment income		(7,938,877)	(6,922,856)
Distributions from net realized gains	+	(8,928,300)	(3,022,728)

Total distributions		($16,867,177)	($9,945,584)

Transactions in Fund Shares

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,424,080	$46,950,198	6,823,497	$128,625,138
Shares reinvested		823,113	15,729,696	501,199	9,312,269
Shares redeemed	+	(2,688,891)	(52,132,690)	(6,491,635)	(123,488,301)

Net transactions in fund shares		558,302	$10,547,204	833,061	$14,449,106

Shares Outstanding and Net Assets

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		26,765,348	$521,866,552	25,932,287	$480,980,622
Total increase	+	558,302	11,192,582	833,061	40,885,930

End of period		27,323,650	$533,059,134	26,765,348	$521,866,552

Net investment income not yet distributed			$303,908		$1,291,759

See financial notes 27

Schwab MarketTrack Conservative Portfolio

Financial Statements

Financial Highlights

	11/1/14–		11/1/13–	11/1/12–	11/1/11–	11/1/10–	11/1/09–
	4/30/15*		10/31/14	10/31/13	10/31/12	10/31/11	10/31/10

Per-Share Data ($)

Net asset value at beginning of period	16.00		15.34	14.23	13.59	13.22	12.15

Income (loss) from investment operations:
Net investment income (loss)	0.19	[1]	0.23	0.26	0.26	0.25	0.24
Net realized and unrealized gains (losses)	0.27		0.67	1.10	0.69	0.37	1.08

Total from investment operations	0.46		0.90	1.36	0.95	0.62	1.32
Less distributions:
Distributions from net investment income	(0.19)		(0.24)	(0.25)	(0.31)	(0.25)	(0.25)

Net asset value at end of period	16.27		16.00	15.34	14.23	13.59	13.22

Total return (%)	2.88	[2]	5.95	9.71	7.07	4.72	10.98

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	0.44	[4,5]	0.50	0.50	0.50	0.50	0.50
Gross operating expenses[3]	0.45	[4,5]	0.54	0.55	0.55	0.55	0.56
Net investment income (loss)	2.32	[4]	1.43	1.78	1.96	1.84	1.93
Portfolio turnover rate	18	[2]	9	15	19	30	25
Net assets, end of period ($ x 1,000,000)	233		223	203	189	198	194

* Unaudited.

1 Calculated based on the average shares outstanding during the period.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.
5 Effective December 1, 2014, the management fee was reduced. The ratio presented for the period ended 4/30/15 is a blended ratio. (See financial note 4)

28 See financial notes

 Schwab MarketTrack Conservative Portfolio

Portfolio Holdings as of April 30, 2015 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.csimfunds.com/schwabfunds_prospectus.

		Cost	Value
Holdings by Category		($)	($)

96.5%	Other Investment Companies	180,769,477	224,889,935
3.6%	Short-Term Investments	8,358,495	8,358,495

100.1%	Total Investments	189,127,972	233,248,430
(0.1%)	Other Assets and Liabilities, Net		(310,689)

100.0%	Net Assets		232,937,741

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.5% of net assets

Equity Funds 40.4%

International 10.6%
Schwab Fundamental Emerging Markets Large Company Index Fund (a)	519,390	4,414,816
Schwab Fundamental International Large Company Index Fund (a)	541,013	4,825,840
Schwab Fundamental International Small Company Index Fund (a)	331,495	3,891,748
Schwab International Index Fund (a)	577,632	11,448,664

		24,581,068

Large-Cap 19.7%
Schwab Fundamental US Large Company Index Fund (a)	887,235	13,698,905
Schwab S&P 500 Index Fund (a)	984,273	32,244,779

		45,943,684

Small-Cap 10.1%
Schwab Fundamental US Small Company Index Fund (a)	537,303	7,205,231
Schwab Small-Cap Index Fund (a)	597,924	16,389,108

		23,594,339

		94,119,091

Fixed-Income Fund 54.6%

Intermediate-Term Bond 54.6%
Schwab Total Bond Market Fund (a)	13,231,044	127,282,646

Money Market Fund 1.5%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.04% (a)(b)	3,488,198	3,488,198

Total Other Investment Companies
(Cost $180,769,477)		224,889,935

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.6% of net assets

Time Deposits 3.6%
Australia & New Zealand Banking Group Ltd.
0.03%, 05/01/15	2,341,542	2,341,542
DNB
0.03%, 05/01/15	2,341,542	2,341,542
JPMorgan Chase Bank
0.03%, 05/01/15	2,341,542	2,341,542
Sumitomo Mitsui Banking Corp.
0.03%, 05/01/15	1,333,869	1,333,869

Total Short-Term Investments
(Cost $8,358,495)		8,358,495

End of Investments.

At 04/30/15, the tax basis cost of the fund’s investments was $195,920,198 and the unrealized appreciation and depreciation were $37,328,232 and ($0), respectively, with a net unrealized appreciation of $37,328,232.

(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

See financial notes 29

 Schwab MarketTrack Conservative Portfolio

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2015 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$224,889,935	$—	$—	$224,889,935
Short-Term Investments[1]	—	8,358,495	—	8,358,495

Total	$224,889,935	$8,358,495	$—	$233,248,430

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2015.

30 See financial notes

 Schwab MarketTrack Conservative Portfolio

Statement of
Assets and Liabilities
As of April 30, 2015; unaudited

Assets

Investments in affiliated underlying funds, at value (cost $180,769,477)		$224,889,935
Investments in unaffiliated issuers, at value (cost $8,358,495)	+	8,358,495

Total investments, at value (cost $189,127,972)		233,248,430
Receivables:
Investments sold		300,000
Dividends		230,469
Fund shares sold		135,522
Prepaid expenses	+	4,114

Total assets		233,918,535

Liabilities

Payables:
Investments bought		870,158
Investment adviser and administrator fees		5,854
Shareholder service fees		10,525
Fund shares redeemed		73,266
Accrued expenses	+	20,991

Total liabilities		980,794

Net Assets

Total assets		233,918,535
Total liabilities	−	980,794

Net assets		$232,937,741

Net Assets by Source
Capital received from investors		182,825,481
Net investment income not yet distributed		140,812
Net realized capital gains		5,850,990
Net unrealized capital appreciation		44,120,458

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$232,937,741		14,316,670		$16.27

See financial notes 31

 Schwab MarketTrack Conservative Portfolio

Statement of
Operations
For the period November 1, 2014 through April 30, 2015; unaudited

Investment Income

Dividends received from affiliated underlying funds		$3,104,075
Interest	+	1,167

Total investment income		3,105,242

Expenses

Investment adviser and administrator fees		164,519
Shareholder service fees		275,511
Professional fees		16,822
Transfer agent fees		12,346
Portfolio accounting fees		9,795
Shareholder reports		9,318
Registration fees		8,392
Independent trustees’ fees		3,634
Custodian fees		3,020
Other expenses	+	3,613

Total expenses		506,970
Expense reduction by CSIM and its affiliates	−	12,346

Net expenses	−	494,624

Net investment income		2,610,618

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		1,211,767
Net realized gains on sales of affiliated underlying funds		13,217,377
Net realized gains on unaffiliated investments	+	487

Net realized gains		14,429,631
Net change in unrealized appreciation (depreciation) on investments	+	(10,681,940)

Net realized and unrealized gains		3,747,691

Increase in net assets resulting from operations		$6,358,309

32 See financial notes

 Schwab MarketTrack Conservative Portfolio

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/14-4/30/15			11/1/13-10/31/14
Net investment income		$2,610,618	$3,094,773
Net realized gains		14,429,631	2,115,830
Net change in unrealized appreciation (depreciation)	+	(10,681,940)	7,357,863

Increase in net assets from operations		6,358,309	12,568,466

Distributions to Shareholders

Distributions from net investment income		($2,620,229)	($3,306,277)

Transactions in Fund Shares

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,357,735	$21,939,623	2,855,381	$44,555,555
Shares reinvested		148,821	2,386,775	196,187	3,043,263
Shares redeemed	+	(1,148,888)	(18,539,348)	(2,297,937)	(36,023,815)

Net transactions in fund shares		357,668	$5,787,050	753,631	$11,575,003

Shares Outstanding and Net Assets

		11/1/14-4/30/15		11/1/13-10/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		13,959,002	$223,412,611	13,205,371	$202,575,419
Total increase	+	357,668	9,525,130	753,631	20,837,192

End of period		14,316,670	$232,937,741	13,959,002	$223,412,611

Net investment income not yet distributed			$140,812		$150,423

See financial notes 33

 Schwab MarketTrack Portfolios

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds in this report is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)	Schwab Target 2010 Fund
Schwab MarketTrack All Equity Portfolio	Schwab Target 2015 Fund
Schwab MarketTrack Growth Portfolio	Schwab Target 2020 Fund
Schwab MarketTrack Balanced Portfolio	Schwab Target 2025 Fund
Schwab MarketTrack Conservative Portfolio	Schwab Target 2030 Fund
Schwab S&P 500 Index Fund	Schwab Target 2035 Fund
Schwab Small-Cap Index Fund	Schwab Target 2040 Fund
Schwab Total Stock Market Index Fund	Schwab Target 2045 Fund
Schwab International Index Fund	Schwab Target 2050 Fund
Laudus Small-Cap MarketMasters Fund	Schwab Target 2055 Fund
Laudus International MarketMasters Fund	Schwab Fundamental US Large Company Index Fund
Schwab Balanced Fund	Schwab Fundamental US Small Company Index Fund
Schwab Core Equity Fund	Schwab Fundamental International Large Company Index Fund
Schwab Dividend Equity Fund	Schwab Fundamental International Small Company Index Fund
Schwab Large-Cap Growth Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Small-Cap Equity Fund	Schwab Fundamental Global Real Estate Index Fund
Schwab Hedged Equity Fund	Schwab Monthly Income Fund - Moderate Payout
Schwab Financial Services Fund	Schwab Monthly Income Fund - Enhanced Payout
Schwab Health Care Fund	Schwab Monthly Income Fund - Maximum Payout
Schwab International Core Equity Fund

The Schwab MarketTrack Portfolios are primarily “fund of funds”. Each of the funds seeks to achieve its investment objective by investing mainly in a combination of other Schwab Funds (underlying funds) in accordance with its target portfolio allocation. The funds may also invest directly in equity or fixed-income securities, other mutual funds, exchange-traded funds (“ETFs”) and cash equivalents, including money market securities to achieve their investment objectives.

Each fund in this report offers one share class. Shares are bought and sold (subject to a redemption fee, see financial note 8) at closing net asset value per share (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The financial statements of the funds should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed and available on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or at the SEC’s Public Reference Room in Washington D.C.

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

34

 Schwab MarketTrack Portfolios

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective NAVs.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security’s market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds

 35

 Schwab MarketTrack Portfolios

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the funds’ investments as of April 30, 2015 are disclosed in the Portfolio Holdings.

(b) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(c) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

(d) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets. Each fund bears its share of the allocable expenses of the underlying funds in which it invests. Such expenses are reflected in the net asset values of the underlying funds.

(e) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains, if any, once a year, except for the Schwab MarketTrack Conservative Portfolio, which makes distributions from net investment income quarterly.

(f) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(g) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(h) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Asset Allocation Risk. The funds are subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of a fund’s assets among the various asset classes and market segments will cause the funds to underperform other funds with a similar investment objective.

36

 Schwab MarketTrack Portfolios

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

Affiliated Fund Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the portfolio manager is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds, without taking fees into consideration.

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the funds will fluctuate, which means that an investor could lose money.

Underlying Fund Investment Risk. The value of your investment in the funds is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. The funds are subject to the performance and expenses of the underlying funds in which they invest. Before investing in the funds, investors should assess the risks associated with the underlying funds in which the funds may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although a fund’s exposure to a particular risk will be proportionate to the fund’s overall asset allocation and underlying fund allocation.

•	Investment Risk. An investment in an underlying fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The funds may experience losses with respect to their investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

•	Investment Style Risk. Some underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Each underlying fund follows these stocks during upturns as well as downturns. Because of their indexing strategy, the underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index.

•	Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

•	Tracking Error Risk. Each underlying index fund seeks to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

•	Large-Cap Risk. Many of the risks of the underlying funds are associated with their investment in the large-cap segments of the stock market. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — bonds or mid- or small- cap stocks, for instance — an underlying fund’s performance also will lag those investments.

•	Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — bonds or large-cap stocks, for instance — an underlying fund’s performance also will lag those investments.

•	Money Market Risk. Although an underlying money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in a money market fund. In addition, a money market fund is not designed to offer capital appreciation.

•	Concentration Risk. To the extent that an underlying fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political, or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.

•	Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in

 37

 Schwab MarketTrack Portfolios

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s investments, and could impair an underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. These risks may be heightened in connection with investments in emerging markets. Foreign securities also include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and European Depositary Receipts (“EDRs”), which are receipts issued by U.S. and foreign banks that represent shares of foreign-based corporations. Investment in ADRs, GDRs and EDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile. To the extent an underlying fund’s investment in a single country or a limited number of countries represents a large percentage of the underlying fund’s assets, the underlying fund’s performance may be adversely affected by the economic, political and social conditions in those countries and it may be subject to increased price volatility.

•	Currency Risk. As a result of an underlying fund’s investments in securities denominated in, and/or receiving revenues in foreign currencies, the fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in an underlying fund would be adversely affected.

•	Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an underlying fund’s investments in emerging market countries and, at times, it may be difficult to value such investments.

•	Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase volatility, and could cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund. However, these risks are less severe when the underlying fund uses derivatives for hedging rather than to enhance the underlying fund’s returns or as a substitute for a position or security.

•	Exchange-Traded Funds (“ETFs”) Risk. When an underlying fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.

•	Debt Securities Risk. Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. Changes in interest rates also may affect the underlying fund’s share price: a rise in interest rates could cause the fund’s share price to fall. Because interest rates in the United States and other countries are at, or near, historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. Underlying fund performance also could be affected if an issuer or guarantor of a bond held by the fund fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect to their issuer’s ability to make timely payments or otherwise honor their obligations. In addition, prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy.

•	Liquidity Risk. A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

•	Securities Lending Risk. An underlying fund may lend its portfolio securities to brokers, dealers, and other financial institutions. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

38

 Schwab MarketTrack Portfolios

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

•	Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gain distributions.

Direct Investment Risk. A fund may invest directly in individual securities as well as other mutual funds, ETFs and cash equivalents, including money market securities. A fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same security.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.

For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee of 0.13% payable monthly based on a percentage of each fund’s average daily net assets.

Prior to December 1, 2014, the advisory fee was 0.23%.

The Board has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab) under the Plan. All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds). Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

Although these agreements specify certain fees for these services, CSIM and its affiliates have made an additional agreement with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (“expense limitation”). The expense limitation as a percentage of average daily net assets is as follows:

Schwab	Schwab	Schwab	Schwab
MarketTrack	MarketTrack	MarketTrack	MarketTrack
All Equity	Growth	Balanced	Conservative
Portfolio	Portfolio	Portfolio	Portfolio

0.50%	0.50%	0.50%	0.50%

The agreement to limit the funds’ total expenses charged is limited to each fund’s direct operating expenses and, therefore, does not apply to underlying fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.

 39

 Schwab MarketTrack Portfolios

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

The funds may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. As of April 30, 2015, each Schwab MarketTrack Portfolio’s ownership percentages of other related funds’ shares are:

	Schwab	Schwab	Schwab	Schwab
	MarketTrack	MarketTrack	MarketTrack	MarketTrack
	All Equity	Growth	Balanced	Conservative
Underlying Funds	Portfolio	Portfolio	Portfolio	Portfolio

Schwab Fundamental Emerging Markets Large Company Index Fund	8.1%	6.7%	3.6%	1.1%
Schwab Fundamental International Large Company Index Fund	3.4%	2.9%	1.5%	0.4%
Schwab Fundamental International Small Company Index Fund	7.8%	6.3%	3.4%	1.0%
Schwab International Index Fund	3.0%	2.5%	1.3%	0.4%
Schwab Fundamental U.S. Large Company Index Fund	1.6%	1.8%	0.9%	0.3%
Schwab S&P 500 Index Fund	0.9%	1.0%	0.5%	0.1%
Schwab Fundamental U.S. Small Company Index Fund	3.0%	3.0%	1.6%	0.5%
Schwab Small-Cap Index Fund	4.0%	3.9%	2.1%	0.6%
Schwab Total Bond Market Fund	—%	8.6%	14.2%	9.8%
Schwab Value Advantage Money Fund	—%	0.1%	0.1%	0.0% *

*	Less than 0.1%

Below is a summary of the funds’ transactions with their affiliated underlying funds during the period ended April 30, 2015.

Schwab MarketTrack All Equity Portfolio:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gains (Losses)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/14	11/01/14
Underlying Funds	10/31/14	Purchases	Sales	04/30/15	04/30/15	to 04/30/15	to 04/30/15

Schwab Fundamental Emerging Markets Large Company Index Fund	—	4,003,170	(161,149)	3,842,021	$32,657,175	$105,101	$—
Schwab Fundamental International Large Company Index Fund	—	4,347,026	(175,147)	4,171,879	$37,213,162	126,596	—
Schwab Fundamental International Small Company Index Fund	—	2,690,114	(35,640)	2,654,474	$31,163,528	15,069	—
Schwab International Index Fund	9,522,611	420,010	(5,538,939)	4,403,682	$87,280,982	$9,774,775	$5,828,152
Schwab Fundamental U.S. Large Company Index Fund	—	5,424,834	(115,557)	5,309,277	$81,975,240	36,323	—
Schwab S&P 500 Index Fund	8,701,477	166,666	(3,007,188)	5,860,955	$192,004,870	36,190,771	4,944,916
Schwab Fundamental U.S. Small Company Index Fund	—	3,526,757	(63,359)	3,463,398	$46,444,167	31,541	—
Schwab Small-Cap Index Fund	5,509,666	448,112	(2,071,582)	3,886,196	$106,520,622	12,195,277	10,287,839

Total					$615,259,746	$58,475,453	$21,060,907

40

 Schwab MarketTrack Portfolios

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Schwab MarketTrack Growth Portfolio:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gains (Losses)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/14	11/01/14
Underlying Funds	10/31/14	Purchases	Sales	04/30/15	04/30/15	to 04/30/15	to 04/30/15

Schwab Fundamental Emerging Markets Large Company Index Fund	—	3,343,301	(179,360)	3,163,941	$26,893,502	$142,249	$—
Schwab Fundamental International Large Company Index Fund	—	3,567,058	(78,546)	3,488,512	31,117,523	42,117	—
Schwab Fundamental International Small Company Index Fund	—	2,155,641	(6,963)	2,148,678	25,225,480	1,748	—
Schwab International Index Fund	7,441,640	391,778	(4,147,290)	3,686,128	73,059,050	12,997,853	4,607,791
Schwab Fundamental U.S. Large Company Index Fund	—	5,913,162	(132,682)	5,780,480	89,250,612	41,958	—
Schwab S&P 500 Index Fund	9,305,006	203,118	(3,107,789)	6,400,335	209,674,975	40,056,012	5,325,253
Schwab Fundamental U.S. Small Company Index Fund	—	3,464,172	(29,436)	3,434,736	46,059,813	14,399	—
Schwab Small-Cap Index Fund	5,229,959	471,135	(1,832,336)	3,868,758	106,042,658	11,410,867	9,854,887
Schwab Total Bond Market Fund	11,309,453	995,287	(680,867)	11,623,873	111,821,660	109,729	1,168,876
Schwab Value Advantage Money Fund, Institutional Prime Shares	11,051,882	1,163	—	11,053,045	11,053,045	—	1,296

Total					$730,198,318	$64,816,932	$20,958,103

 41

 Schwab MarketTrack Portfolios

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Schwab MarketTrack Balanced Portfolio:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gains (Losses)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/14	11/01/14
Underlying Funds	10/31/14	Purchases	Sales	04/30/15	04/30/15	to 04/30/15	to 04/30/15

Schwab Fundamental Emerging Markets Large Company Index Fund	—	1,794,093	(92,459)	1,701,634	$14,463,893	$64,981	$—
Schwab Fundamental International Large Company Index Fund	—	1,890,384	(49,796)	1,840,588	16,418,048	18,044	—
Schwab Fundamental International Small Company Index Fund	—	1,159,415	(19,979)	1,139,436	13,376,983	3,636	—
Schwab International Index Fund	3,955,097	226,097	(2,215,955)	1,965,239	$38,951,033	$8,587,729	$2,388,467
Schwab Fundamental U.S. Large Company Index Fund	—	3,144,255	(85,746)	3,058,509	47,223,383	30,845	—
Schwab S&P 500 Index Fund	4,990,453	138,976	(1,743,052)	3,386,377	110,937,696	31,178,965	2,779,634
Schwab Fundamental U.S. Small Company Index Fund	—	1,832,032	(33,963)	1,798,069	24,112,104	16,631	—
Schwab Small-Cap Index Fund	2,792,568	266,744	(1,013,477)	2,045,835	56,076,339	6,906,675	5,117,074
Schwab Total Bond Market Fund	18,994,620	1,461,215	(1,235,576)	19,220,259	184,898,891	175,250	1,931,453
Schwab Value Advantage Money Fund, Institutional Prime Shares	8,034,427	845	—	8,035,272	8,035,272	—	942

Total					$514,493,642	$46,982,756	$12,217,570

42

 Schwab MarketTrack Portfolios

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Schwab MarketTrack Conservative Portfolio:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gains (Losses)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/14	11/01/14
Underlying Funds	10/31/14	Purchases	Sales	04/30/15	04/30/15	to 04/30/15	to 04/30/15

Schwab Fundamental Emerging Markets Large Company Index Fund	—	529,414	(10,024)	519,390	$4,414,816	$4,116	$—
Schwab Fundamental International Large Company Index Fund	—	552,481	(11,468)	541,013	4,825,840	5,963	—
Schwab Fundamental International Small Company Index Fund	—	335,920	(4,425)	331,495	3,891,748	3,086	—
Schwab International Index Fund	1,118,477	79,287	(620,132)	577,632	$11,448,664	$2,548,157	$688,612
Schwab Fundamental U.S. Large Company Index Fund	—	918,580	(31,345)	887,235	13,698,905	5,748	—
Schwab S&P 500 Index Fund	1,436,471	51,792	(503,990)	984,273	32,244,779	8,865,719	812,608
Schwab Fundamental U.S. Small Company Index Fund	—	541,015	(3,712)	537,303	7,205,231	2,635	—
Schwab Small-Cap Index Fund	796,611	85,865	(284,552)	597,924	16,389,108	1,725,177	1,482,520
Schwab Total Bond Market Fund	12,812,537	889,684	(471,177)	13,231,044	127,282,646	56,776	1,331,693
Schwab Value Advantage Money Fund, Institutional Prime Shares	3,487,830	368	—	3,488,198	3,488,198	—	409

Total					$224,889,935	$13,217,377	$4,315,842

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on a fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company (“State Street”), an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred an interest expense, which is disclosed on a fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

 43

 Schwab MarketTrack Portfolios

Financial Notes, unaudited (continued)

7. Purchases and Sales/Maturities of Investment Securities:

For the period ended April 30, 2015, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Schwab MarketTrack All Equity Portfolio	$243,520,908	$254,630,000
Schwab MarketTrack Growth Portfolio	244,087,141	231,855,000
Schwab MarketTrack Balanced Portfolio	140,796,085	136,930,000
Schwab MarketTrack Conservative Portfolio	46,497,865	39,945,000

8. Redemption Fee:

The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:

	Current Period	Prior Period
	(11/1/14-4/30/15)	(11/1/13-10/31/14)

Schwab MarketTrack All Equity Portfolio	$6,384	$12,743
Schwab MarketTrack Growth Portfolio	2,148	11,814
Schwab MarketTrack Balanced Portfolio	10,027	10,547
Schwab MarketTrack Conservative Portfolio	1,034	1,606

9. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2014, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:

	Schwab	Schwab	Schwab	Schwab
	MarketTrack	MarketTrack	MarketTrack	MarketTrack
	All Equity	Growth	Balanced	Conservative
Expiration Date	Portfolio	Portfolio	Portfolio	Portfolio

October 31, 2017	$21,221,169	$—	$—	$838,110
October 31, 2018	8,349,147	—	—	—

Total	$29,570,316	$—	$—	$838,110

Qualified late-year losses are certain capital and ordinary losses which occur during the portion of a fund’s taxable year subsequent to October 31. A fund may elect to treat any portion of qualified late-year losses as arising during the first day of the next taxable year. For the year ended October 31, 2014, the funds had late-year ordinary losses deferred and capital loss carryforwards utilized as follows:

	Schwab	Schwab	Schwab	Schwab
	MarketTrack	MarketTrack	MarketTrack	MarketTrack
	All Equity	Growth	Balanced	Conservative
	Portfolio	Portfolio	Portfolio	Portfolio

Late-year ordinary losses deferred	$—	$966,909	$—	$—
Capital loss carryforwards utilized	15,999,065	1,536,411	—	2,025,327

As of October 31, 2014, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2014, the funds did not incur any interest or penalties.

44

 Schwab MarketTrack Portfolios

Financial Notes, unaudited (continued)

10. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

 45

Supplemental Information

For the period 11/1/2014 to 4/30/2015, the portfolios have realized the following net capital gains per share:

Realized Capital Gains
Portfolio Name	(per share)

MarketTrack All Equity Portfolio	$1.92
MarketTrack Growth Portfolio	2.25
MarketTrack Balanced Portfolio	1.87
MarketTrack Conservative Portfolio	1.01

Actual distributions will differ from the information provided above as a result of portfolio transactions and required tax adjustments through the end of the year.

This is provided to you for informational purposes and should not be considered tax advice. Please consult your tax advisor regarding your specific situation.

46

Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 95 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – present).	74	Director, Gilead Sciences, Inc. (2005 – present)

David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Private Investor.	74	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)

Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013)	74	Director, KLA-Tencor Corporation (2008 – present)

 47

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2015)	Managing Partner and Co-Founder, Kudu Advisors, LLC (financial services) (May 2009 – present); Director, Asset International, Inc. (publisher of financial services information) (Jan. 2009 – Nov. 2014).	95	None.

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust and Laudus Institutional Trust since 2010)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 –present).	74	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
Lead Independent Director, Board of Cooper Industries (2002 – 2012)

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	74	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

48

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989; Schwab Investments since 1991; Schwab Capital Trust since 1993; Schwab Annuity Portfolios since 1994; Laudus Trust and Laudus Institutional Trust since 2010)	Chairman and Director, The Charles Schwab Corporation (1986 – present); Chairman and Director of Charles Schwab & Co., Inc. (1971 – present); Chairman and Director of Charles Schwab Investment Management, Inc. (1989 – present); Chairman and Director of Charles Schwab Bank (2003 – present); Chairman and Chief Executive Officer of Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. (1996 – present); and Director, Chairman and Chief Executive Officer, Schwab Holdings, Inc. (1979 – present).	74	Chairman and Director, The Charles Schwab Corporation (1986 – present) Director, Yahoo! Inc. (2014 – present)

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (2008 – present); Director, Charles Schwab Bank (2006 – present); and Director Schwab Holdings, Inc. (2008 – present).	95	Director, The Charles Schwab Corporation (2008 – present)

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (January 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira
1964
Treasurer and Principal Financial Officer, Schwab Funds
Treasurer and Chief Financial Officer, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust and Laudus Institutional Trust since 2006)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

 49

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2005)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab and Laudus Funds’ retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds or Laudus Funds to retire from all Boards upon their required retirement date from either Board.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Boards.
.

50

Glossary

All Equity Composite Index A custom blended index developed by CSIM based on a comparable portfolio asset allocation and that effective December 1, 2014 is calculated using the following portion allocations: 31.4% S&P 500® Index, 17.3% Russell 2000® Index, 13.5% Russell Fundamental U.S. Large Company Index, 7.5% Russell Fundamental U.S. Small Company Index, 13.8% MSCI EAFE Index (Net), 6.0% Russell Fundamental Developed ex-U.S. Large Company Index (Net), 5.0% Russell Fundamental Developed ex-U.S. Small Company Index (Net), 5.0% Russell Fundamental Emerging Markets Large Company Index (Net), and 0.5% Barclays U.S. Treasury Bills: 1 − 3 Months Index. From March 1, 2014 to December 1, 2014, the index was comprised of 45% S&P 500 Index, 25% Russell 2000 Index and 30% MSCI EAFE Index (Net). On March 1, 2014, the combination of the S&P 500 Index and Russell 2000 Index replaced the Dow Jones U.S. Total Stock Market Index in the custom index. Prior to March 1, 2014, the index was comprised of 70% Dow Jones U.S. Total Stock Market Index and 30% MSCI EAFE (Net) Index. The components that make up the composite may vary over time.

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

Balanced Composite Index A custom blended index developed by CSIM based on a comparable portfolio asset allocation and that effective December 1, 2014 is calculated using the following portion allocations: 21.0% S&P 500® Index, 10.5% Russell 2000® Index, 9.0% Russell Fundamental U.S. Large Company Index, 4.5% Russell Fundamental U.S. Small Company Index, 7.0% MSCI EAFE Index (Net), 3.0% Russell Fundamental Developed ex-U.S. Large Company Index (Net), 2.5% Russell Fundamental Developed ex-U.S. Small Company Index (Net), 2.5% Russell Fundamental Emerging Markets Large Company Index (Net), 35.0% Barclays U.S. Aggregate Bond Index, and 5.0% Barclays U.S. Treasury Bills: 1 − 3 Months Index. From March 1, 2014 to December 1, 2014, the index was comprised of 30% S&P 500 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index (Net), 35% Barclays U.S. Aggregate Bond Index, and 5% Barclays U.S. Treasury Bills: 1 − 3 Months Index. On March 1, 2014, the combination of the S&P 500 Index and Russell 2000 Index replaced the Dow Jones U.S. Total Stock Market Index in the custom index. Prior to March 1, 2014, the index was comprised of 45% Dow Jones U.S. Total Stock Market Index, 15% MSCI EAFE (Net) Index, 35% Barclays U.S. Aggregate Bond Index, and 5% Barclays U.S. Treasury Bills: 1 − 3 Months Index. The components that make up the composite may vary over time.

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays U.S. Treasury Bills 1 − 3 Months Index An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.

Conservative Composite Index A custom blended index developed by CSIM based on a comparable portfolio asset allocation and that effective December 1, 2014 is calculated using the following portion allocations: 14.0% S&P 500® Index, 7.0% Russell 2000® Index, 6.0% Russell Fundamental U.S. Large Company Index, 3.0% Russell Fundamental U.S. Small Company Index, 4.6% MSCI EAFE Index (Net), 2.0% Russell Fundamental Developed ex-U.S. Large Company Index (Net), 1.7% Russell Fundamental Developed ex-U.S. Small Company Index (Net), 1.7% Russell Fundamental Emerging Markets Large Company Index (Net), 55.0% Barclays U.S. Aggregate Bond Index, and 5.0% Barclays U.S. Treasury Bills: 1 − 3 Months Index. From March 1, 2014 to December 1, 2014, the index was comprised of 20% S&P 500 Index, 10% Russell 2000 Index, 10% MSCI EAFE (Net) Index, 55% Barclays U.S. Aggregate Bond Index, and 5% Barclays U.S. Treasury Bills: 1 − 3 Months Index. On March 1, 2014, the combination of the S&P 500 Index and Russell 2000 Index replaced the Dow Jones U.S. Total Stock Market Index in the custom index. Prior to March 1, 2014, the index was comprised of 30% Dow Jones U.S. Total Stock Market Index, 10% MSCI EAFE (Net) Index, 55% Barclays U.S. Aggregate Bond Index, and 5% Barclays U.S. Treasury Bills: 1 − 3 Months Index. The components that make up the composite may vary over time.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

 51

Growth Composite Index A custom blended index developed by CSIM based on a comparable portfolio asset allocation and that effective December 1, 2014 is calculated using the following portion allocations: 28.1% S&P 500® Index, 14.0% Russell 2000® Index, 12.0% Russell Fundamental U.S. Large Company Index, 6.0% Russell Fundamental U.S. Small Company Index, 9.3% MSCI EAFE Index (Net), 4.0% Russell Fundamental Developed ex-U.S. Large Company Index (Net), 3.3% Russell Fundamental Developed ex-U.S. Small Company Index (Net), 3.3% Russell Fundamental Emerging Markets Large Company Index (Net), 15.0% Barclays U.S. Aggregate Bond Index, and 5.0% Barclays U.S. Treasury Bills: 1 − 3 Months Index. From March 1, 2014 to December 1, 2014, the index was comprised of 40% S&P 500 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index (Net), 15% Barclays U.S. Aggregate Bond Index, and 5% Barclays U.S. Treasury Bills: 1 − 3 Months Index. On March 1, 2014, the combination of the S&P 500 Index and Russell 2000 Index replaced the Dow Jones U.S. Total Stock Market Index in the custom index. Prior to March 1, 2014 the index was comprised of 60% Dow Jones U.S. Total Stock Market Index, 20% MSCI EAFE (Net) Index, 15% Barclays U.S. Aggregate Bond Index, and 5% Barclays U.S. Treasury Bills: 1 − 3 Months Index. The components that make up the composite may vary over time.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

MSCI EAFE (Europe, Australasia, Far East) Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

Russell 2000 Index An index that measures the performance of the small-cap segment of the U.S. equity universe. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

52

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fundtm
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab Intermediate-Term Bond Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Schwab Funds®
1-800-407-0256

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2015 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR13559-18
00143415

Item 2: Code of Ethics.
Not applicable to this semi-annual report.
Item 3: Audit Committee Financial Expert.
Not applicable to this semi-annual report.
Item 4: Principal Accountant Fees and Services.
Not applicable to this semi-annual report.
Item 5: Audit Committee of Listed Registrants.
Not applicable.
Item 6: Schedule of Investments.
Except as noted below, the schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form. The schedules of investments for the Schwab Fundamental US Large Company Index Fund, Schwab Fundamental US Small Company Index Fund, Schwab Fundamental International Large Company Index Fund, Schwab Fundamental International Small Company Index Fund, Schwab Fundamental Emerging Markets Large Company Index Fund, Schwab S&P 500 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund are filed under this Item.

 Schwab S&P 500 Index Fund

Portfolio Holdings as of April 30, 2015 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.csimfunds.com/schwabfunds_prospectus.

		Cost	Value
Holdings by Category		($)	($)

99.2%	Common Stock	12,186,042,788	21,550,464,571
0.2%	Other Investment Company	39,573,711	39,573,711
0.6%	Short-Term Investments	134,735,564	134,735,564

100.0%	Total Investments	12,360,352,063	21,724,773,846
0.0%	Other Assets and Liabilities, Net		4,694,090

100.0%	Net Assets		21,729,467,936

	Number	Value
Security	of Shares	($)

Common Stock 99.2% of net assets

Automobiles & Components 1.1%
BorgWarner, Inc.	261,400	15,474,880
Delphi Automotive plc	336,400	27,921,200
Ford Motor Co.	4,604,197	72,746,312
General Motors Co.	1,570,300	55,054,718
Harley-Davidson, Inc.	246,470	13,854,079
Johnson Controls, Inc.	783,359	39,465,626
The Goodyear Tire & Rubber Co.	304,936	8,649,510

		233,166,325

Banks 5.8%
Bank of America Corp.	12,290,811	195,792,619
BB&T Corp.	825,226	31,597,903
Citigroup, Inc.	3,543,947	188,963,254
Comerica, Inc.	211,070	10,006,829
Fifth Third Bancorp	940,929	18,818,580
Hudson City Bancorp, Inc.	594,892	5,532,496
Huntington Bancshares, Inc.	891,893	9,685,958
JPMorgan Chase & Co.	4,351,131	275,252,547
KeyCorp	1,027,498	14,847,346
M&T Bank Corp.	152,698	18,273,370
People’s United Financial, Inc.	343,300	5,187,263
Regions Financial Corp.	1,567,445	15,407,984
SunTrust Banks, Inc.	605,816	25,141,364
The PNC Financial Services Group, Inc.	616,478	56,549,527
U.S. Bancorp	2,102,928	90,152,523
Wells Fargo & Co.	5,472,309	301,524,226
Zions Bancorp	215,698	6,111,803

		1,268,845,592

Capital Goods 7.4%
3M Co.	742,219	116,075,629
Allegion plc	115,333	7,052,613
AMETEK, Inc.	289,400	15,170,348
Caterpillar, Inc.	707,762	61,490,363
Cummins, Inc.	195,962	27,093,706
Danaher Corp.	726,974	59,524,631
Deere & Co.	395,586	35,808,445
Dover Corp.	197,870	14,982,716
Eaton Corp. plc	560,938	38,553,269
Emerson Electric Co.	794,115	46,717,785
Fastenal Co.	329,398	14,038,943
Flowserve Corp.	150,300	8,797,059
Fluor Corp.	174,382	10,487,333
General Dynamics Corp.	369,560	50,747,979
General Electric Co.	11,744,652	318,045,176
Honeywell International, Inc.	917,329	92,576,843
Illinois Tool Works, Inc.	419,036	39,213,389
Ingersoll-Rand plc	308,100	20,285,304
Jacobs Engineering Group, Inc. *	139,834	5,993,285
Joy Global, Inc.	113,200	4,826,848
L-3 Communications Holdings, Inc.	97,283	11,178,789
Lockheed Martin Corp.	312,591	58,329,481
Masco Corp.	435,388	11,533,428
Northrop Grumman Corp.	234,267	36,086,489
PACCAR, Inc.	410,350	26,816,372
Pall Corp.	127,730	12,430,684
Parker-Hannifin Corp.	164,036	19,579,337
Pentair plc	208,982	12,988,231
Precision Castparts Corp.	166,527	34,419,466
Quanta Services, Inc. *	231,900	6,704,229
Raytheon Co.	358,588	37,293,152
Rockwell Automation, Inc.	159,921	18,966,631
Rockwell Collins, Inc.	158,605	15,437,025
Roper Technologies, Inc.	117,800	19,810,426
Snap-on, Inc.	66,282	9,912,473
Stanley Black & Decker, Inc.	179,881	17,754,255
Textron, Inc.	316,904	13,937,438
The Boeing Co.	765,654	109,748,844
United Rentals, Inc. *	110,100	10,633,458
United Technologies Corp.	959,835	109,181,231
W.W. Grainger, Inc.	69,927	17,371,965
Xylem, Inc.	197,600	7,315,152

		1,604,910,220

Commercial & Professional Supplies 0.6%
Cintas Corp.	111,376	8,904,511
Equifax, Inc.	136,561	13,236,858
Nielsen N.V.	369,700	16,614,318
Pitney Bowes, Inc.	231,591	5,180,691
Republic Services, Inc.	289,334	11,755,640
Robert Half International, Inc.	156,742	8,691,344
Stericycle, Inc. *	98,600	13,156,198
The ADT Corp.	194,500	7,313,200

See financial notes 1

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Dun & Bradstreet Corp.	46,800	5,974,956
Tyco International plc	505,300	19,898,714
Waste Management, Inc.	497,616	24,646,921

		135,373,351

Consumer Durables & Apparel 1.4%
Coach, Inc.	327,028	12,495,740
D.R. Horton, Inc.	384,416	9,764,166
Fossil Group, Inc. *	54,900	4,610,502
Garmin Ltd.	131,100	5,924,409
Hanesbrands, Inc.	481,600	14,968,128
Harman International Industries, Inc.	77,056	10,046,561
Hasbro, Inc.	138,917	9,833,935
Leggett & Platt, Inc.	157,894	6,705,758
Lennar Corp., Class A	215,318	9,861,564
Mattel, Inc.	384,094	10,816,087
Michael Kors Holdings Ltd. *	230,600	14,264,916
Mohawk Industries, Inc. *	72,100	12,509,350
Newell Rubbermaid, Inc.	326,350	12,443,726
NIKE, Inc., Class B	823,324	81,377,344
PulteGroup, Inc.	370,186	7,144,590
PVH Corp.	91,000	9,404,850
Ralph Lauren Corp.	69,126	9,222,100
Under Armour, Inc., Class A *	189,600	14,703,480
VF Corp.	390,964	28,317,523
Whirlpool Corp.	88,922	15,614,703

		300,029,432

Consumer Services 1.7%
Carnival Corp.	531,921	23,388,566
Chipotle Mexican Grill, Inc. *	35,559	22,094,229
Darden Restaurants, Inc.	145,748	9,294,350
H&R Block, Inc.	317,305	9,595,303
Marriott International, Inc., Class A	241,972	19,369,859
McDonald’s Corp.	1,124,038	108,525,869
Royal Caribbean Cruises Ltd.	198,200	13,489,492
Starbucks Corp.	1,758,524	87,187,620
Starwood Hotels & Resorts Worldwide, Inc.	202,568	17,410,720
Wyndham Worldwide Corp.	136,364	11,645,486
Wynn Resorts Ltd.	95,000	10,551,650
Yum! Brands, Inc.	501,985	43,150,630

		375,703,774

Diversified Financials 5.1%
Affiliated Managers Group, Inc. *	66,000	14,924,580
American Express Co.	1,016,941	78,762,080
Ameriprise Financial, Inc.	210,214	26,335,610
Berkshire Hathaway, Inc., Class B *	2,126,930	300,343,785
BlackRock, Inc.	149,700	54,481,818
Capital One Financial Corp.	636,474	51,458,923
CME Group, Inc.	373,685	33,971,703
Discover Financial Services	527,673	30,589,204
E*TRADE Financial Corp. *	354,519	10,206,602
Franklin Resources, Inc.	452,905	23,351,782
Intercontinental Exchange, Inc.	131,066	29,428,249
Invesco Ltd.	497,347	20,600,113
Legg Mason, Inc.	113,698	5,986,200
Leucadia National Corp.	379,851	9,029,058
McGraw Hill Financial, Inc.	321,467	33,529,008
Moody’s Corp.	201,329	21,646,894
Morgan Stanley	1,799,954	67,156,284
Navient Corp.	465,000	9,086,100
Northern Trust Corp.	256,018	18,727,717
State Street Corp.	477,026	36,788,245
T. Rowe Price Group, Inc.	303,279	24,620,189
The Bank of New York Mellon Corp.	1,313,473	55,612,447
The Charles Schwab Corp. (a)	1,338,581	40,826,721
The Goldman Sachs Group, Inc.	474,269	93,155,917
The NASDAQ OMX Group, Inc.	142,400	6,924,912

		1,097,544,141

Energy 8.4%
Anadarko Petroleum Corp.	589,009	55,425,747
Apache Corp.	445,806	30,493,130
Baker Hughes, Inc.	512,463	35,083,217
Cabot Oil & Gas Corp.	498,700	16,866,034
Cameron International Corp. *	249,600	13,683,072
Chesapeake Energy Corp. (b)	577,766	9,111,370
Chevron Corp.	2,192,834	243,536,144
Cimarex Energy Co.	108,400	13,484,960
ConocoPhillips	1,428,890	97,050,209
CONSOL Energy, Inc.	264,418	8,588,297
Devon Energy Corp.	454,458	30,998,580
Diamond Offshore Drilling, Inc. (b)	65,300	2,185,591
Ensco plc, Class A	258,200	7,043,696
EOG Resources, Inc.	644,212	63,744,777
EQT Corp.	177,100	15,928,374
Exxon Mobil Corp.	4,885,541	426,849,717
FMC Technologies, Inc. *	275,300	12,140,730
Halliburton Co.	983,668	48,150,549
Helmerich & Payne, Inc.	118,300	9,223,851
Hess Corp.	276,140	21,235,166
Kinder Morgan, Inc.	1,992,344	85,571,175
Marathon Oil Corp.	790,952	24,598,607
Marathon Petroleum Corp.	316,426	31,190,111
Murphy Oil Corp.	184,892	8,802,708
National Oilwell Varco, Inc.	479,724	26,101,783
Newfield Exploration Co. *	187,300	7,349,652
Noble Corp., plc	310,100	5,367,831
Noble Energy, Inc.	445,768	22,609,353
Occidental Petroleum Corp.	901,150	72,182,115
ONEOK, Inc.	253,100	12,174,110
Phillips 66	641,095	50,845,244
Pioneer Natural Resources Co.	175,400	30,305,612
QEP Resources, Inc.	186,091	4,187,048
Range Resources Corp.	191,200	12,152,672
Schlumberger Ltd.	1,475,715	139,617,396
Southwestern Energy Co. *	437,000	12,249,110
Spectra Energy Corp.	773,309	28,805,760
Tesoro Corp.	150,207	12,892,267
The Williams Cos., Inc.	795,098	40,701,067
Transocean Ltd. (b)	424,000	7,979,680

2 See financial notes

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Valero Energy Corp.	609,140	34,660,066

		1,831,166,578

Food & Staples Retailing 2.4%
Costco Wholesale Corp.	515,492	73,741,131
CVS Health Corp.	1,308,451	129,916,100
Sysco Corp.	704,957	26,104,558
The Kroger Co.	573,047	39,488,669
Wal-Mart Stores, Inc.	1,845,802	144,064,846
Walgreens Boots Alliance, Inc.	1,021,711	84,730,493
Whole Foods Market, Inc.	416,432	19,888,792

		517,934,589

Food, Beverage & Tobacco 5.2%
Altria Group, Inc.	2,296,091	114,919,355
Archer-Daniels-Midland Co.	747,599	36,542,639
Brown-Forman Corp., Class B	179,092	16,159,471
Campbell Soup Co.	210,511	9,411,947
Coca-Cola Enterprises, Inc.	258,662	11,487,179
ConAgra Foods, Inc.	508,149	18,369,586
Constellation Brands, Inc., Class A *	195,765	22,696,994
Dr Pepper Snapple Group, Inc.	219,200	16,347,936
General Mills, Inc.	693,280	38,366,115
Hormel Foods Corp.	162,800	8,848,180
Kellogg Co.	293,934	18,614,840
Keurig Green Mountain, Inc.	139,900	16,280,163
Kraft Foods Group, Inc.	690,318	58,504,451
Lorillard, Inc.	420,691	29,389,473
McCormick & Co., Inc. - Non Voting Shares	142,802	10,752,991
Mead Johnson Nutrition Co.	233,400	22,387,728
Molson Coors Brewing Co., Class B	192,930	14,182,284
Mondelez International, Inc., Class A	1,918,054	73,595,732
Monster Beverage Corp. *	168,800	23,144,168
PepsiCo, Inc.	1,731,963	164,744,321
Philip Morris International, Inc.	1,807,546	150,875,865
Reynolds American, Inc.	358,596	26,285,087
The Coca-Cola Co.	4,587,756	186,079,383
The Hershey Co.	170,528	15,674,934
The JM Smucker Co.	114,275	13,246,758
Tyson Foods, Inc., Class A	330,290	13,046,455

		1,129,954,035

Health Care Equipment & Services 4.9%
Abbott Laboratories	1,771,186	82,218,454
Aetna, Inc.	413,175	44,156,012
AmerisourceBergen Corp.	244,646	27,963,038
Anthem, Inc.	309,329	46,687,026
Baxter International, Inc.	635,189	43,662,892
Becton, Dickinson & Co.	246,898	34,780,521
Boston Scientific Corp. *	1,570,774	27,991,193
C.R. Bard, Inc.	84,373	14,054,854
Cardinal Health, Inc.	390,733	32,954,421
Cerner Corp. *	361,900	25,988,039
Cigna Corp.	302,108	37,654,741
DaVita HealthCare Partners, Inc. *	204,000	16,544,400
DENTSPLY International, Inc.	170,400	8,690,400
Edwards Lifesciences Corp. *	123,600	15,653,940
Express Scripts Holding Co. *	850,495	73,482,768
HCA Holdings, Inc. *	339,900	25,155,999
Henry Schein, Inc. *	97,100	13,312,410
Humana, Inc.	175,903	29,129,537
Intuitive Surgical, Inc. *	43,531	21,590,505
Laboratory Corp. of America Holdings *	115,791	13,843,972
McKesson Corp.	271,175	60,580,495
Medtronic plc	1,656,176	123,302,303
Patterson Cos., Inc.	104,447	4,904,309
Quest Diagnostics, Inc.	171,680	12,261,386
St. Jude Medical, Inc.	327,187	22,919,449
Stryker Corp.	351,140	32,389,154
Tenet Healthcare Corp. *	112,904	5,403,586
UnitedHealth Group, Inc.	1,116,110	124,334,654
Universal Health Services, Inc., Class B	100,900	11,800,255
Varian Medical Systems, Inc. *	110,706	9,836,228
Zimmer Holdings, Inc.	194,223	21,333,454

		1,064,580,395

Household & Personal Products 1.9%
Colgate-Palmolive Co.	995,994	67,010,476
Kimberly-Clark Corp.	423,995	46,508,012
The Clorox Co.	150,257	15,942,268
The Estee Lauder Cos., Inc., Class A	265,052	21,546,077
The Procter & Gamble Co.	3,156,090	250,940,716

		401,947,549

Insurance 2.6%
ACE Ltd.	382,300	40,902,277
Aflac, Inc.	507,873	32,016,314
American International Group, Inc.	1,591,654	89,594,204
Aon plc	323,350	31,115,970
Assurant, Inc.	74,246	4,563,159
Cincinnati Financial Corp.	203,003	10,280,072
Genworth Financial, Inc., Class A *	548,164	4,818,362
Lincoln National Corp.	294,671	16,645,965
Loews Corp.	354,416	14,757,882
Marsh & McLennan Cos., Inc.	625,279	35,115,669
MetLife, Inc.	1,304,877	66,927,141
Principal Financial Group, Inc.	316,567	16,182,905
Prudential Financial, Inc.	535,131	43,666,690
The Allstate Corp.	486,510	33,890,287
The Chubb Corp.	268,093	26,366,946
The Hartford Financial Services Group, Inc.	496,495	20,242,101
The Progressive Corp.	600,020	15,996,533
The Travelers Cos., Inc.	377,960	38,215,536
Torchmark Corp.	143,266	8,038,655
Unum Group	276,440	9,443,190
XL Group plc	284,099	10,534,391

		569,314,249

See financial notes 3

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Materials 3.2%
Air Products & Chemicals, Inc.	227,101	32,573,096
Airgas, Inc.	75,000	7,596,000
Alcoa, Inc.	1,449,264	19,449,123
Allegheny Technologies, Inc.	126,170	4,288,518
Avery Dennison Corp.	103,076	5,729,995
Ball Corp.	152,738	11,212,497
CF Industries Holdings, Inc.	57,625	16,565,459
E.I. du Pont de Nemours & Co.	1,048,404	76,743,173
Eastman Chemical Co.	172,716	13,164,413
Ecolab, Inc.	318,228	35,635,171
FMC Corp.	158,300	9,388,773
Freeport-McMoRan, Inc.	1,204,040	28,018,011
International Flavors & Fragrances, Inc.	89,743	10,298,009
International Paper Co.	494,389	26,558,577
LyondellBasell Industries N.V., Class A	462,000	47,826,240
Martin Marietta Materials, Inc.	74,500	10,627,425
MeadWestvaco Corp.	202,550	9,884,440
Monsanto Co.	565,400	64,432,984
Newmont Mining Corp.	593,346	15,717,736
Nucor Corp.	375,200	18,332,272
Owens-Illinois, Inc. *	198,600	4,748,526
PPG Industries, Inc.	156,948	34,773,399
Praxair, Inc.	333,579	40,673,287
Sealed Air Corp.	236,068	10,764,701
Sigma-Aldrich Corp.	142,254	19,761,926
The Dow Chemical Co.	1,270,035	64,771,785
The Mosaic Co.	363,000	15,972,000
The Sherwin-Williams Co.	95,736	26,614,608
Vulcan Materials Co.	151,071	12,919,592

		695,041,736

Media 3.5%
Cablevision Systems Corp., Class A	272,100	5,436,558
CBS Corp., Class B - Non Voting Shares	536,636	33,341,195
Comcast Corp., Class A	2,971,164	171,614,433
DIRECTV *	584,602	53,026,324
Discovery Communications, Inc., Class A *	192,700	6,235,772
Discovery Communications, Inc., Class C *	310,500	9,386,415
Gannett Co., Inc.	270,314	9,277,176
News Corp., Class A *	549,100	8,664,798
Omnicom Group, Inc.	280,047	21,216,361
Scripps Networks Interactive, Inc., Class A	116,593	8,145,187
The Interpublic Group of Cos., Inc.	456,265	9,508,563
The Walt Disney Co.	1,825,783	198,499,128
Time Warner Cable, Inc.	324,401	50,450,843
Time Warner, Inc.	972,474	82,086,530
Twenty-First Century Fox, Inc., Class A	2,125,101	72,423,442
Viacom, Inc., Class B	433,253	30,089,421

		769,402,146

Pharmaceuticals, Biotechnology & Life Sciences 9.6%
AbbVie, Inc.	1,862,186	120,408,947
Actavis plc *	456,868	129,229,682
Agilent Technologies, Inc.	407,366	16,852,731
Alexion Pharmaceuticals, Inc. *	236,100	39,955,203
Amgen, Inc.	888,459	140,296,561
Biogen, Inc. *	272,691	101,967,346
Bristol-Myers Squibb Co.	1,947,464	124,111,881
Celgene Corp. *	931,126	100,617,475
Eli Lilly & Co.	1,133,923	81,495,046
Endo International plc *	208,600	17,535,959
Gilead Sciences, Inc. *	1,739,450	174,832,119
Hospira, Inc. *	195,182	17,037,437
Johnson & Johnson	3,246,525	322,055,280
Mallinckrodt plc *	134,700	15,245,346
Merck & Co., Inc.	3,313,614	197,358,850
Mylan N.V. *	480,751	34,739,067
PerkinElmer, Inc.	141,360	7,246,114
Perrigo Co., plc	165,600	30,351,168
Pfizer, Inc.	7,155,933	242,800,807
Regeneron Pharmaceuticals, Inc. *	85,200	38,975,592
Thermo Fisher Scientific, Inc.	458,737	57,654,066
Vertex Pharmaceuticals, Inc. *	279,900	34,506,072
Waters Corp. *	92,352	11,561,547
Zoetis, Inc.	576,600	25,612,572

		2,082,446,868

Real Estate 2.5%
American Tower Corp.	494,600	46,754,538
Apartment Investment & Management Co., Class A	179,414	6,769,290
AvalonBay Communities, Inc.	150,099	24,667,270
Boston Properties, Inc.	176,476	23,349,540
CBRE Group, Inc., Class A *	337,440	12,937,450
Crown Castle International Corp.	389,900	32,568,347
Equity Residential	424,522	31,355,195
Essex Property Trust, Inc.	74,900	16,624,055
General Growth Properties, Inc.	736,600	20,182,840
HCP, Inc.	527,700	21,261,033
Health Care REIT, Inc.	399,400	28,764,788
Host Hotels & Resorts, Inc.	870,411	17,530,077
Iron Mountain, Inc.	205,202	7,077,417
Kimco Realty Corp.	519,159	12,511,732
Plum Creek Timber Co., Inc.	203,177	8,574,069
Prologis, Inc.	581,689	23,383,898
Public Storage	170,278	31,996,939
Realty Income Corp.	260,800	12,249,776
Simon Property Group, Inc.	368,653	66,906,833
SL Green Realty Corp.	118,300	14,475,188
The Macerich Co.	166,200	13,588,512
Ventas, Inc.	390,500	26,905,450
Vornado Realty Trust	203,856	21,097,057
Weyerhaeuser Co.	596,940	18,809,579

		540,340,873

Retailing 4.6%
Amazon.com, Inc. *	444,580	187,514,952

4 See financial notes

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
AutoNation, Inc. *	91,733	5,646,166
AutoZone, Inc. *	36,498	24,550,745
Bed Bath & Beyond, Inc. *	210,569	14,836,692
Best Buy Co., Inc.	327,357	11,342,920
CarMax, Inc. *	239,400	16,305,534
Dollar General Corp.	350,300	25,470,313
Dollar Tree, Inc. *	245,500	18,758,655
Expedia, Inc.	114,513	10,790,560
Family Dollar Stores, Inc.	110,830	8,660,256
GameStop Corp., Class A (b)	119,100	4,590,114
Genuine Parts Co.	178,638	16,050,624
Kohl’s Corp.	231,910	16,616,351
L Brands, Inc.	292,135	26,105,184
Lowe’s Cos., Inc.	1,131,588	77,921,150
Macy’s, Inc.	400,126	25,860,144
Netflix, Inc. *	71,700	39,901,050
Nordstrom, Inc.	164,796	12,451,986
O’Reilly Automotive, Inc. *	116,800	25,442,544
Ross Stores, Inc.	238,100	23,543,328
Staples, Inc.	781,869	12,760,102
Target Corp.	748,608	59,012,769
The Gap, Inc.	320,262	12,695,186
The Home Depot, Inc.	1,544,550	165,235,959
The Priceline Group, Inc. *	60,815	75,277,415
The TJX Cos., Inc.	789,406	50,948,263
Tiffany & Co.	125,428	10,972,441
Tractor Supply Co.	162,600	13,993,356
TripAdvisor, Inc. *	129,813	10,448,648
Urban Outfitters, Inc. *	111,100	4,448,444

		1,008,151,851

Semiconductors & Semiconductor Equipment 2.4%
Altera Corp.	358,646	14,948,365
Analog Devices, Inc.	366,554	22,667,699
Applied Materials, Inc.	1,455,372	28,801,812
Avago Technologies Ltd.	297,900	34,818,552
Broadcom Corp., Class A	637,718	28,190,324
First Solar, Inc. *	94,900	5,662,683
Intel Corp.	5,530,205	180,008,173
KLA-Tencor Corp.	185,081	10,882,763
Lam Research Corp.	181,374	13,708,247
Linear Technology Corp.	282,568	13,034,862
Microchip Technology, Inc.	240,423	11,457,358
Micron Technology, Inc. *	1,245,975	35,049,277
NVIDIA Corp.	601,582	13,352,112
Skyworks Solutions, Inc.	220,000	20,295,000
Texas Instruments, Inc.	1,211,454	65,672,921
Xilinx, Inc.	313,563	13,596,092

		512,146,240

Software & Services 10.5%
Accenture plc, Class A	729,400	67,578,910
Adobe Systems, Inc. *	562,676	42,797,137
Akamai Technologies, Inc. *	202,841	14,965,609
Alliance Data Systems Corp. *	72,500	21,554,975
Autodesk, Inc. *	269,681	15,325,971
Automatic Data Processing, Inc.	556,673	47,061,136
CA, Inc.	370,925	11,784,287
Citrix Systems, Inc. *	179,208	12,035,609
Cognizant Technology Solutions Corp., Class A *	708,596	41,481,210
Computer Sciences Corp.	162,140	10,449,923
eBay, Inc. *	1,279,269	74,530,212
Electronic Arts, Inc. *	357,392	20,760,901
Equinix, Inc.	66,700	17,070,531
Facebook, Inc., Class A *	2,449,800	192,970,746
Fidelity National Information Services, Inc.	335,634	20,973,769
Fiserv, Inc. *	280,704	21,782,631
Google, Inc., Class A *	333,312	182,911,626
Google, Inc., Class C *	335,075	180,049,342
International Business Machines Corp.	1,073,290	183,843,844
Intuit, Inc.	328,609	32,969,341
MasterCard, Inc., Class A	1,143,390	103,145,212
Microsoft Corp.	9,574,431	465,700,324
Oracle Corp.	3,743,586	163,295,221
Paychex, Inc.	371,965	17,999,386
Red Hat, Inc. *	210,100	15,812,126
Salesforce.com, Inc. *	705,165	51,350,115
Symantec Corp.	793,750	19,784,219
Teradata Corp. *	159,871	7,032,725
The Western Union Co.	627,325	12,722,151
Total System Services, Inc.	207,700	8,216,612
VeriSign, Inc. *	126,725	8,048,305
Visa, Inc., Class A	2,255,600	148,982,380
Xerox Corp.	1,208,366	13,896,209
Yahoo! Inc. *	1,012,455	43,095,147

		2,291,977,842

Technology Hardware & Equipment 6.9%
Amphenol Corp., Class A	362,300	20,060,551
Apple, Inc.	6,797,315	850,683,972
Cisco Systems, Inc.	5,964,728	171,963,108
Corning, Inc.	1,488,687	31,158,219
EMC Corp.	2,299,645	61,883,447
F5 Networks, Inc. *	82,400	10,054,448
FLIR Systems, Inc.	149,700	4,624,233
Harris Corp.	117,000	9,388,080
Hewlett-Packard Co.	2,113,108	69,669,171
Juniper Networks, Inc.	443,065	11,710,208
Motorola Solutions, Inc.	220,022	13,146,314
NetApp, Inc.	374,174	13,563,807
QUALCOMM, Inc.	1,919,765	130,544,020
SanDisk Corp.	247,324	16,555,869
Seagate Technology plc (b)	383,900	22,542,608
TE Connectivity Ltd.	468,700	31,191,985
Western Digital Corp.	251,600	24,591,384

		1,493,331,424

Telecommunication Services 2.3%
AT&T, Inc.	6,069,536	210,248,727
CenturyLink, Inc.	645,643	23,217,322
Frontier Communications Corp.	1,102,945	7,566,203
Level 3 Communications, Inc. *	329,800	18,449,012
Verizon Communications, Inc.	4,851,978	244,733,770

		504,215,034

See financial notes 5

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Transportation 2.2%
American Airlines Group, Inc.	830,400	40,095,864
C.H. Robinson Worldwide, Inc.	168,095	10,823,637
CSX Corp.	1,148,591	41,452,649
Delta Air Lines, Inc.	969,200	43,265,088
Expeditors International of Washington, Inc.	216,900	9,940,527
FedEx Corp.	306,768	52,018,650
Kansas City Southern	129,400	13,262,206
Norfolk Southern Corp.	357,892	36,093,408
Ryder System, Inc.	60,702	5,788,543
Southwest Airlines Co.	780,136	31,642,316
Union Pacific Corp.	1,031,250	109,549,687
United Parcel Service, Inc., Class B	816,618	82,094,608

		476,027,183

Utilities 3.0%
AES Corp.	781,249	10,351,549
AGL Resources, Inc.	129,640	6,517,003
Ameren Corp.	287,020	11,750,599
American Electric Power Co., Inc.	585,802	33,314,560
CenterPoint Energy, Inc.	514,366	10,786,255
CMS Energy Corp.	317,784	10,782,411
Consolidated Edison, Inc.	347,565	21,392,626
Dominion Resources, Inc.	687,064	49,248,747
DTE Energy Co.	202,612	16,133,994
Duke Energy Corp.	823,099	63,847,789
Edison International	390,093	23,772,267
Entergy Corp.	209,653	16,181,019
Eversource Energy	359,500	17,529,220
Exelon Corp.	1,009,093	34,329,344
FirstEnergy Corp.	488,694	17,549,002
Integrys Energy Group, Inc.	86,594	6,330,021
NextEra Energy, Inc.	518,338	52,315,854
NiSource, Inc.	374,662	16,267,824
NRG Energy, Inc.	378,600	9,555,864
Pepco Holdings, Inc.	316,200	8,214,876
PG&E Corp.	550,506	29,132,778
Pinnacle West Capital Corp.	125,361	7,672,093
PPL Corp.	790,470	26,899,694
Public Service Enterprise Group, Inc.	582,070	24,179,188
SCANA Corp.	157,500	8,344,350
Sempra Energy	270,569	28,726,311
TECO Energy, Inc.	273,819	5,188,870
The Southern Co.	1,065,625	47,207,187
Wisconsin Energy Corp.	271,400	13,331,168
Xcel Energy, Inc.	591,586	20,060,681

		646,913,144

Total Common Stock
(Cost $12,186,042,788)		21,550,464,571

Other Investment Company 0.2% of net assets

Securities Lending Collateral 0.2%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (c)	39,573,711	39,573,711

Total Other Investment Company
(Cost $39,573,711)		39,573,711

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.6% of net assets

Time Deposits 0.6%
Australia & New Zealand Banking Group Ltd.
0.03%, 05/01/15	27,872,207	27,872,207
JPMorgan Chase Bank
0.03%, 05/01/15	106,863,357	106,863,357

Total Short-Term Investments
(Cost $134,735,564)		134,735,564

End of Investments.

At 04/30/15, tax basis cost of the fund’s investments was $12,401,488,360 and the unrealized appreciation and depreciation were $9,776,773,374 and ($453,487,888), respectively, with a net unrealized appreciation of $9,323,285,486.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $39,607,948.
(c)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 04/30/15:

		Contract	Unrealized
	Number of	Value	Appreciation
	Contracts	($)	($)

Futures Contracts

S&P 500 Index, e-mini, Long, expires 06/19/15	1,500	155,917,500	15,211

6 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings as of April 30, 2015 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.csimfunds.com/schwabfunds_prospectus.

		Cost	Value
Holdings by Category		($)	($)

99.2%	Common Stock	1,852,070,505	2,674,435,521
0.0%	Rights	320,914	320,914
0.0%	Warrants	—	—
4.3%	Other Investment Company	115,143,210	115,143,210
0.7%	Short-Term Investment	20,490,679	20,490,679

104.2%	Total Investments	1,988,025,308	2,810,390,324
(4.2%)	Other Assets and Liabilities, Net		(114,097,384)

100.0%	Net Assets		2,696,292,940

	Number	Value
Security	of Shares	($)

Common Stock 99.2% of net assets

Automobiles & Components 1.3%
American Axle & Manufacturing Holdings, Inc. *	106,500	2,655,045
Cooper Tire & Rubber Co.	86,899	3,692,339
Cooper-Standard Holding, Inc. *	20,100	1,226,502
Dana Holding Corp.	256,593	5,534,711
Dorman Products, Inc. *	40,100	1,877,883
Drew Industries, Inc.	34,800	1,972,116
Federal-Mogul Holdings Corp. *	42,300	545,670
Fox Factory Holding Corp. *	14,100	214,602
Fuel Systems Solutions, Inc. *	22,300	247,530
Gentherm, Inc. *	52,600	2,773,598
Metaldyne Performance Group, Inc. *	19,300	348,558
Modine Manufacturing Co. *	73,100	898,399
Motorcar Parts of America, Inc. *	26,100	762,903
Remy International, Inc.	44,000	979,000
Shiloh Industries, Inc. *	12,600	146,538
Spartan Motors, Inc.	44,700	210,537
Standard Motor Products, Inc.	28,800	1,088,640
Stoneridge, Inc. *	42,600	512,904
Strattec Security Corp.	5,100	382,857
Superior Industries International, Inc.	37,500	697,500
Tenneco, Inc. *	92,336	5,397,039
Tower International, Inc. *	30,200	780,972
Winnebago Industries, Inc.	43,600	902,956

		33,848,799

Banks 9.5%
1st Source Corp.	23,821	741,310
American National Bankshares, Inc.	10,700	240,857
Ameris Bancorp	47,700	1,192,023
Ames National Corp.	15,500	386,570
Anchor BanCorp Wisconsin, Inc. *	9,300	336,288
Arrow Financial Corp.	14,430	376,046
Astoria Financial Corp.	130,200	1,714,734
Banc of California, Inc.	43,600	540,640
BancFirst Corp.	10,116	583,896
Banco Latinoamericano de Exportaciones, S.A., Class E	44,057	1,399,691
BancorpSouth, Inc.	148,500	3,595,185
Bank Mutual Corp.	71,800	516,242
Bank of Marin Bancorp	9,100	458,822
Bank of the Ozarks, Inc.	128,300	4,972,908
BankFinancial Corp.	28,200	360,960
Banner Corp.	29,700	1,343,034
BBCN Bancorp, Inc.	114,300	1,621,917
BBX Capital Corp., Class A *	10,300	188,799
Beneficial Bancorp, Inc. *	48,948	567,797
Berkshire Hills Bancorp, Inc.	38,700	1,083,987
Blue Hills Bancorp, Inc. *	43,900	589,138
BNC Bancorp	32,787	598,363
BofI Holding, Inc. *	23,920	2,196,095
Boston Private Financial Holdings, Inc.	116,000	1,525,400
Bridge Bancorp, Inc.	16,100	406,847
Bridge Capital Holdings *	17,400	470,670
Brookline Bancorp, Inc.	105,522	1,136,472
Bryn Mawr Bank Corp.	27,200	818,448
C1 Financial, Inc. *(c)	6,700	125,424
Camden National Corp.	10,300	394,696
Capital Bank Financial Corp., Class A *	35,300	957,336
Capital City Bank Group, Inc.	15,300	215,271
Capitol Federal Financial, Inc.	227,600	2,731,200
Cardinal Financial Corp.	48,200	994,366
Cascade Bancorp *	55,003	265,115
Cathay General Bancorp	123,426	3,527,515
CenterState Banks, Inc.	52,100	633,536
Central Pacific Financial Corp.	25,100	574,790
Century Bancorp, Inc., Class A	4,700	181,561
Charter Financial Corp.	24,859	297,562
Chemical Financial Corp.	50,231	1,552,138
Citizens & Northern Corp.	20,300	402,752
City Holding Co.	22,100	1,015,937
Clifton Bancorp, Inc.	38,861	530,453
CNB Financial Corp.	20,700	355,626
CoBiz Financial, Inc.	60,600	727,806
Columbia Banking System, Inc.	87,500	2,598,750
Community Bank System, Inc.	64,122	2,241,064
Community Trust Bancorp, Inc.	21,780	698,702
CommunityOne Bancorp *	13,700	134,945
ConnectOne Bancorp, Inc.	39,040	750,349
CU Bancorp *	13,400	277,648
Customers Bancorp, Inc. *	37,450	944,115
CVB Financial Corp.	155,319	2,430,742

See financial notes 17

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Dime Community Bancshares, Inc.	50,600	805,552
Eagle Bancorp, Inc. *	43,080	1,587,929
Enterprise Bancorp, Inc.	13,914	298,594
Enterprise Financial Services Corp.	28,000	574,840
Essent Group Ltd. *	72,700	1,813,865
EverBank Financial Corp.	133,700	2,482,809
F.N.B. Corp.	256,137	3,398,938
FCB Financial Holdings, Inc., Class A *	13,600	363,936
Federal Agricultural Mortgage Corp., Class C	15,800	496,752
Fidelity Southern Corp.	28,448	477,926
Financial Institutions, Inc.	18,500	435,675
First Bancorp (North Carolina)	31,600	512,868
First BanCorp (Puerto Rico) *	152,900	918,929
First Bancorp, Inc.	12,096	201,761
First Busey Corp.	103,200	643,968
First Business Financial Services, Inc.	5,800	263,436
First Citizens BancShares, Inc., Class A	14,361	3,451,523
First Commonwealth Financial Corp.	144,929	1,307,260
First Community Bancshares, Inc.	24,600	412,296
First Connecticut Bancorp, Inc.	23,900	353,242
First Defiance Financial Corp.	13,000	455,000
First Financial Bancorp	88,789	1,532,498
First Financial Bankshares, Inc. (c)	99,062	2,868,836
First Financial Corp.	17,700	600,915
First Financial Northwest, Inc.	22,000	261,800
First Interstate BancSystem, Inc., Class A	28,833	780,221
First Merchants Corp.	50,700	1,144,299
First Midwest Bancorp, Inc.	121,763	2,082,147
First NBC Bank Holding Co. *	21,900	770,442
FirstMerit Corp.	251,032	4,862,490
Flagstar Bancorp, Inc. *	28,300	486,194
Flushing Financial Corp.	47,500	910,100
Fox Chase Bancorp, Inc.	19,500	324,285
German American Bancorp, Inc.	20,700	592,227
Glacier Bancorp, Inc.	109,611	2,887,154
Great Southern Bancorp, Inc.	13,600	536,112
Great Western Bancorp, Inc.	26,600	581,742
Green Bancorp, Inc. *	7,000	83,650
Guaranty Bancorp	20,920	329,281
Hampton Roads Bankshares, Inc. *	74,100	131,898
Hancock Holding Co.	126,749	3,689,663
Hanmi Financial Corp.	45,900	976,752
Heartland Financial USA, Inc.	24,500	843,045
Heritage Commerce Corp.	27,900	248,589
Heritage Financial Corp.	45,545	769,711
Heritage Oaks Bancorp	27,600	219,972
Hilltop Holdings, Inc. *	120,473	2,422,712
Home BancShares, Inc.	79,380	2,610,014
HomeStreet, Inc. *	34,122	705,643
HomeTrust Bancshares, Inc. *	29,400	459,816
Horizon Bancorp	12,400	289,540
Hudson Valley Holding Corp.	20,000	494,800
IBERIABANK Corp.	48,000	2,990,880
Independent Bank Corp., Massachusetts	39,800	1,660,456
Independent Bank Corp., Michigan	33,600	444,864
Independent Bank Group, Inc.	13,400	515,900
International Bancshares Corp.	87,100	2,262,858
Investors Bancorp, Inc.	540,591	6,400,597
Kearny Financial Corp. *	22,000	293,480
Ladder Capital Corp., Class A	22,800	399,912
Lakeland Bancorp, Inc.	53,497	607,191
Lakeland Financial Corp.	23,200	905,960
LegacyTexas Financial Group, Inc.	66,100	1,682,245
LendingTree, Inc. *	10,700	588,821
Macatawa Bank Corp.	33,800	177,450
MainSource Financial Group, Inc.	33,544	645,722
MB Financial, Inc.	97,046	2,923,996
Mercantile Bank Corp.	25,300	501,446
Merchants Bancshares, Inc.	9,946	293,009
Meridian Bancorp, Inc. *	28,891	371,249
Meta Financial Group, Inc.	7,800	319,098
Metro Bancorp, Inc.	23,269	596,617
MGIC Investment Corp. *	505,545	5,267,779
MidSouth Bancorp, Inc.	10,200	132,294
MidWestOne Financial Group, Inc.	9,300	272,025
National Bank Holdings Corp., Class A	54,900	1,043,100
National Bankshares, Inc. (c)	9,300	269,793
National Penn Bancshares, Inc.	186,478	1,939,371
NBT Bancorp, Inc.	62,323	1,505,100
NewBridge Bancorp	49,300	396,865
NMI Holdings, Inc., Class A *	74,100	591,318
Northfield Bancorp, Inc.	78,586	1,133,996
Northrim BanCorp, Inc.	8,900	221,788
Northwest Bancshares, Inc.	140,909	1,734,590
OceanFirst Financial Corp.	19,600	328,888
OFG Bancorp	64,500	908,805
Old Line Bancshares, Inc.	12,300	197,538
Old National Bancorp	182,683	2,495,450
Opus Bank	7,500	234,750
Oritani Financial Corp.	67,950	1,012,455
Pacific Continental Corp.	24,700	318,630
Pacific Premier Bancorp, Inc. *	41,300	646,758
Palmetto Bancshares, Inc. (c)	7,300	132,495
Park National Corp.	18,853	1,556,504
Park Sterling Corp.	71,600	479,720
Peapack-Gladstone Financial Corp.	28,100	588,133
Penns Woods Bancorp, Inc.	7,100	309,489
PennyMac Financial Services, Inc., Class A *	18,200	343,616
Peoples Bancorp, Inc.	21,900	507,861
Peoples Financial Services Corp. (c)	11,100	436,119
Pinnacle Financial Partners, Inc.	51,932	2,474,560
Preferred Bank	16,100	453,698
PrivateBancorp, Inc.	107,576	3,987,842
Prosperity Bancshares, Inc.	105,598	5,632,597
Provident Financial Services, Inc.	89,751	1,615,518
Radian Group, Inc.	288,140	5,146,180

18 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Renasant Corp.	48,181	1,431,458
Republic Bancorp, Inc., Class A	16,100	382,858
Republic First Bancorp, Inc. *	45,400	163,440
S&T Bancorp, Inc.	52,581	1,414,429
Sandy Spring Bancorp, Inc.	37,500	977,250
Seacoast Banking Corp of Florida *	26,520	370,219
ServisFirst Bancshares, Inc.	4,200	146,412
Sierra Bancorp	15,900	260,442
Simmons First National Corp., Class A	35,500	1,553,125
South State Corp.	35,763	2,421,870
Southside Bancshares, Inc. (c)	36,732	1,003,522
Southwest Bancorp, Inc.	32,600	561,698
Square 1 Financial, Inc., Class A *	8,800	227,568
State Bank Financial Corp.	50,000	1,000,500
Sterling Bancorp	142,505	1,849,715
Stock Yards Bancorp, Inc.	23,620	821,976
Stonegate Bank	14,600	418,144
Stonegate Mortgage Corp. *	21,000	225,540
Suffolk Bancorp	19,300	462,428
Sun Bancorp, Inc. *	10,080	190,814
Susquehanna Bancshares, Inc.	288,923	3,883,125
Talmer Bancorp, Inc., Class A	26,700	410,646
Territorial Bancorp, Inc.	16,800	388,080
Texas Capital Bancshares, Inc. *	68,900	3,628,274
The Bancorp, Inc. *	52,100	507,454
The Bank of Kentucky Financial Corp.	8,300	397,487
The First of Long Island Corp.	19,500	487,890
Tompkins Financial Corp.	23,042	1,201,640
Towne Bank	64,799	1,072,423
TriCo Bancshares	39,400	918,808
TriState Capital Holdings, Inc. *	32,400	405,000
Triumph Bancorp, Inc. *	13,900	186,538
TrustCo Bank Corp.	147,155	981,524
Trustmark Corp.	99,977	2,379,453
UMB Financial Corp.	55,400	2,758,366
Umpqua Holdings Corp.	249,921	4,251,156
Union Bankshares Corp.	69,268	1,507,272
United Bankshares, Inc.	103,848	3,902,608
United Community Banks, Inc.	73,400	1,365,974
United Community Financial Corp.	71,100	383,229
United Financial Bancorp, Inc.	79,107	1,008,614
Univest Corp. of Pennsylvania	22,500	438,975
Valley National Bancorp	357,370	3,369,999
Walker & Dunlop, Inc. *	26,200	501,468
Washington Federal, Inc.	148,700	3,211,920
Washington Trust Bancorp, Inc.	21,000	777,420
Waterstone Financial, Inc.	66,904	852,357
Webster Financial Corp.	136,127	4,877,430
WesBanco, Inc.	49,358	1,555,271
West Bancorp, Inc.	20,800	394,368
Westamerica Bancorp	38,600	1,681,030
Western Alliance Bancorp *	113,252	3,501,752
Wilshire Bancorp, Inc.	98,300	1,037,065
Wintrust Financial Corp.	73,155	3,565,575
WSFS Financial Corp.	12,500	889,625
Yadkin Financial Corp. *	32,562	640,820

		256,377,605

Capital Goods 7.9%
AAON, Inc.	61,087	1,464,255
AAR Corp.	59,997	1,814,309
Accuride Corp. *	65,000	265,200
Actuant Corp., Class A	95,506	2,274,953
Advanced Drainage Systems, Inc.	21,900	613,200
Aegion Corp. *	54,400	1,002,048
Aerojet Rocketdyne Holdings, Inc. *	89,400	1,757,604
Aerovironment, Inc. *	26,700	683,520
Aircastle Ltd.	94,800	2,273,304
Alamo Group, Inc.	10,500	648,690
Albany International Corp., Class A	42,100	1,650,320
Altra Industrial Motion Corp.	38,400	1,012,608
Ameresco, Inc., Class A *	27,700	186,144
American Railcar Industries, Inc.	14,631	776,028
American Science & Engineering, Inc.	12,200	456,524
American Woodmark Corp. *	18,900	958,230
Apogee Enterprises, Inc.	43,400	2,283,708
Applied Industrial Technologies, Inc.	62,166	2,596,674
ARC Group Worldwide, Inc. *	6,000	41,700
Argan, Inc.	19,900	642,969
Astec Industries, Inc.	27,695	1,165,406
Astronics Corp. *	27,792	1,870,680
AZZ, Inc.	38,800	1,799,932
Barnes Group, Inc.	79,840	3,201,584
Beacon Roofing Supply, Inc. *	72,382	2,151,193
Blount International, Inc. *	76,862	1,019,190
Briggs & Stratton Corp.	69,593	1,360,543
Builders FirstSource, Inc. *	71,700	914,892
CAI International, Inc. *	24,500	583,590
Capstone Turbine Corp. *(c)	483,600	303,798
Chart Industries, Inc. *	45,102	1,828,886
CIRCOR International, Inc.	26,300	1,437,032
CLARCOR, Inc.	76,365	4,963,725
Columbus McKinnon Corp.	30,600	776,016
Comfort Systems USA, Inc.	57,000	1,179,330
Commercial Vehicle Group, Inc. *	44,170	254,419
Continental Building Products, Inc. *	20,200	444,602
Cubic Corp.	30,215	1,498,060
Curtiss-Wright Corp.	71,582	5,229,781
DigitalGlobe, Inc. *	114,935	3,697,459
Douglas Dynamics, Inc.	30,400	661,200
Ducommun, Inc. *	15,100	459,040
DXP Enterprises, Inc. *	19,000	855,950
Dycom Industries, Inc. *	53,300	2,450,734
Dynamic Materials Corp.	23,217	310,876
EMCOR Group, Inc.	99,500	4,440,685
Encore Wire Corp.	32,995	1,485,105
Energy Recovery, Inc. *(c)	61,300	182,061
EnerSys	67,259	4,566,886
Engility Holdings, Inc.	28,234	786,882
Enphase Energy, Inc. *(c)	25,997	326,782
EnPro Industries, Inc.	34,800	2,227,548
Erickson, Inc. *(c)	5,400	19,170
ESCO Technologies, Inc.	37,669	1,382,452
Esterline Technologies Corp. *	48,500	5,397,565

See financial notes 19

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Federal Signal Corp.	94,400	1,483,968
Franklin Electric Co., Inc.	70,936	2,565,046
FreightCar America, Inc.	16,000	417,440
FuelCell Energy, Inc. *(c)	330,000	405,900
Furmanite Corp. *	59,700	435,810
Generac Holdings, Inc. *	105,146	4,383,537
General Cable Corp.	83,149	1,356,160
General Finance Corp. *	16,200	125,712
Gibraltar Industries, Inc. *	46,000	761,760
Global Brass & Copper Holdings, Inc.	31,300	477,012
Global Power Equipment Group, Inc.	23,600	286,740
GrafTech International Ltd. *	176,400	853,776
Graham Corp.	15,200	355,680
Granite Construction, Inc.	58,000	2,013,180
Great Lakes Dredge & Dock Corp. *	85,200	494,160
Griffon Corp.	66,094	1,111,040
H&E Equipment Services, Inc.	46,100	1,139,592
Harsco Corp.	118,500	1,905,480
HEICO Corp.	100,405	5,606,615
Hillenbrand, Inc.	92,100	2,706,819
Houston Wire & Cable Co.	23,800	224,672
Hurco Cos., Inc.	8,600	278,296
Hyster-Yale Materials Handling, Inc.	15,554	1,140,730
Insteel Industries, Inc.	28,500	577,410
John Bean Technologies Corp.	47,513	1,833,527
Kadant, Inc.	16,500	840,840
Kaman Corp.	42,649	1,778,890
Kratos Defense & Security Solutions, Inc. *	62,600	342,422
L.B. Foster Co., Class A	14,500	619,585
Layne Christensen Co. *(c)	28,311	190,250
Lindsay Corp. (c)	18,166	1,438,566
LMI Aerospace, Inc. *	16,700	188,543
LSI Industries, Inc.	34,500	309,120
Lydall, Inc. *	26,600	713,944
Manitex International, Inc. *(c)	17,500	173,425
Masonite International Corp. *	45,200	2,992,240
MasTec, Inc. *	100,173	1,797,104
Meritor, Inc. *	156,239	2,049,856
Miller Industries, Inc.	15,800	353,604
Moog, Inc., Class A *	61,905	4,325,921
Mueller Industries, Inc.	86,748	3,039,650
Mueller Water Products, Inc., Class A	242,600	2,270,736
MYR Group, Inc. *	33,000	967,560
National Presto Industries, Inc. (c)	7,100	444,318
NCI Building Systems, Inc. *	41,200	637,776
Neff Corp., Class A *	22,700	267,860
NN, Inc.	26,700	671,772
Norcraft Cos, Inc. *	10,700	276,274
Nortek, Inc. *	14,128	1,195,511
Northwest Pipe Co. *	15,513	376,035
Omega Flex, Inc.	5,672	168,969
Orion Marine Group, Inc. *	36,200	304,804
Patrick Industries, Inc. *	12,000	720,720
PGT, Inc. *	69,300	784,476
Plug Power, Inc. *(c)	245,100	622,554
Ply Gem Holdings, Inc. *	32,400	439,992
Polypore International, Inc. *	68,400	4,005,504
Powell Industries, Inc.	13,000	431,470
Power Solutions International, Inc. *	6,600	421,080
PowerSecure International, Inc. *	31,100	407,721
Preformed Line Products Co.	3,300	138,435
Primoris Services Corp.	56,900	1,094,187
Proto Labs, Inc. *	33,200	2,324,000
Quanex Building Products Corp.	55,404	1,069,297
Raven Industries, Inc.	53,000	1,056,820
RBC Bearings, Inc.	35,300	2,576,547
Revolution Lighting Technologies, Inc. *(c)	42,300	49,491
Rexnord Corp. *	115,442	3,058,059
Rush Enterprises, Inc., Class A *	51,387	1,343,256
SIFCO Industries, Inc.	3,700	53,909
Simpson Manufacturing Co., Inc.	60,494	1,982,993
Sparton Corp. *	14,600	376,242
Standex International Corp.	19,900	1,609,313
Sterling Construction Co., Inc. *	52,600	230,914
Stock Building Supply Holdings, Inc. *	21,400	393,118
Sun Hydraulics Corp.	32,750	1,274,302
TAL International Group, Inc. *	50,300	1,938,562
TASER International, Inc. *	82,500	2,490,675
TCP International Holdings Ltd. *	16,300	60,799
Teledyne Technologies, Inc. *	55,071	5,780,803
Tennant Co.	29,188	1,876,496
Textainer Group Holdings Ltd.	36,731	1,112,949
The ExOne Co. *(c)	14,600	200,166
The Gorman-Rupp Co.	29,031	787,030
The Greenbrier Cos., Inc. (c)	42,700	2,463,363
The KEYW Holding Corp. *(c)	45,400	438,110
Thermon Group Holdings, Inc. *	46,800	1,089,036
Titan International, Inc.	64,600	671,194
Titan Machinery, Inc. *(c)	23,200	339,880
Trex Co., Inc. *	51,272	2,405,682
TriMas Corp. *	67,000	1,887,390
Tutor Perini Corp. *	54,030	1,145,436
Twin Disc, Inc.	11,300	203,287
Universal Forest Products, Inc.	30,262	1,674,094
Vicor Corp. *	26,200	399,550
Wabash National Corp. *	98,800	1,385,176
Watsco, Inc.	39,700	4,775,513
Watts Water Technologies, Inc., Class A	44,518	2,428,457
Woodward, Inc.	100,673	4,736,665
Xerium Technologies, Inc. *	15,600	277,368

		213,342,760

Commercial & Professional Supplies 3.5%
ABM Industries, Inc.	82,409	2,641,209
Acacia Research Corp.	72,500	798,950
ACCO Brands Corp. *	170,185	1,339,356
ARC Document Solutions, Inc. *	64,500	550,830
Barrett Business Services, Inc.	10,200	453,594
Brady Corp., Class A	69,929	1,862,209
Casella Waste Systems, Inc., Class A *	57,800	316,744
CBIZ, Inc. *	64,100	579,464

20 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
CDI Corp.	19,400	264,616
CECO Environmental Corp.	32,152	379,072
Cenveo, Inc. *	73,800	146,124
Civeo Corp.	132,900	620,643
CRA International, Inc. *	14,500	423,400
Deluxe Corp.	75,755	4,905,136
Ennis, Inc.	38,200	587,516
Exponent, Inc.	19,200	1,701,312
Franklin Covey Co. *	17,900	333,656
FTI Consulting, Inc. *	60,600	2,491,266
G&K Services, Inc., Class A	29,830	2,105,998
GP Strategies Corp. *	20,376	664,054
Healthcare Services Group, Inc.	102,425	3,100,405
Heidrick & Struggles International, Inc.	24,100	579,846
Heritage-Crystal Clean, Inc. *	16,900	198,068
Herman Miller, Inc.	88,300	2,420,303
Hill International, Inc. *	35,300	135,905
HNI Corp.	70,800	3,302,112
Huron Consulting Group, Inc. *	34,800	2,109,576
ICF International, Inc. *	28,200	1,085,700
InnerWorkings, Inc. *	46,200	292,446
Insperity, Inc.	33,210	1,599,394
Interface, Inc.	97,500	2,118,675
Kelly Services, Inc., Class A	38,323	629,264
Kforce, Inc.	41,700	948,258
Kimball International, Inc., Class B	58,299	589,986
Knoll, Inc.	73,803	1,680,494
Korn/Ferry International	74,261	2,341,449
Matthews International Corp., Class A	47,759	2,317,744
McGrath RentCorp	40,535	1,342,114
Mistras Group, Inc. *	26,414	474,395
Mobile Mini, Inc.	68,568	2,642,611
MSA Safety, Inc.	43,089	1,970,891
Multi-Color Corp.	18,500	1,161,430
Navigant Consulting, Inc. *	72,548	1,049,044
NL Industries, Inc. *	8,900	65,593
On Assignment, Inc. *	79,700	2,681,905
Paylocity Holding Corp. *	12,300	346,245
Pendrell Corp. *	230,900	251,681
Performant Financial Corp. *	43,700	129,789
Quad Graphics, Inc.	41,700	898,218
Quest Resource Holding Corp. *(c)	19,000	22,990
Resources Connection, Inc.	63,450	999,972
RPX Corp. *	77,800	1,210,568
SP Plus Corp. *	21,200	482,512
Steelcase, Inc., Class A	129,742	2,279,567
Team, Inc. *	34,078	1,331,768
Tetra Tech, Inc.	95,400	2,586,294
The Advisory Board Co. *	63,038	3,271,042
The Brink’s Co.	72,300	1,913,781
The Corporate Executive Board Co.	52,122	4,369,387
TriNet Group, Inc. *	23,100	808,962
TrueBlue, Inc. *	61,576	1,772,157
UniFirst Corp.	23,635	2,676,191
United Stationers, Inc.	57,734	2,344,578
US Ecology, Inc.	34,000	1,594,940
Viad Corp.	30,396	807,622
VSE Corp.	7,400	526,436
WageWorks, Inc. *	55,800	2,812,320
West Corp.	60,600	1,875,570

		95,315,347

Consumer Durables & Apparel 2.8%
Arctic Cat, Inc.	18,800	667,212
Beazer Homes USA, Inc. *	38,540	674,835
Black Diamond, Inc. *	36,700	330,667
Brunswick Corp.	138,886	6,949,855
Callaway Golf Co.	122,269	1,183,564
Cavco Industries, Inc. *	13,000	852,410
Century Communities, Inc. *	6,900	131,928
Columbia Sportswear Co.	40,600	2,545,620
Crocs, Inc. *	121,900	1,609,080
CSS Industries, Inc.	13,400	379,756
Culp, Inc.	12,000	310,200
Escalade, Inc.	14,500	260,855
Ethan Allen Interiors, Inc.	38,179	924,695
Flexsteel Industries, Inc.	6,200	223,262
G-III Apparel Group Ltd. *	29,255	3,252,571
Helen of Troy Ltd. *	43,700	3,828,557
Hovnanian Enterprises, Inc., Class A *(c)	161,300	503,256
Iconix Brand Group, Inc. *	70,800	1,862,748
Installed Building Products, Inc. *	12,800	266,368
iRobot Corp. *	44,245	1,434,423
JAKKS Pacific, Inc. *(c)	36,400	242,788
Johnson Outdoors, Inc., Class A	8,500	267,750
KB Home	125,600	1,819,944
La-Z-Boy, Inc.	78,200	2,049,622
LeapFrog Enterprises, Inc. *	90,800	205,208
LGI Homes, Inc. *(c)	21,000	345,870
Libbey, Inc.	34,479	1,356,749
Lifetime Brands, Inc.	12,400	180,420
M.D.C. Holdings, Inc.	63,745	1,710,916
M/I Homes, Inc. *	34,500	778,320
Malibu Boats, Inc., Class A *	12,300	260,391
Marine Products Corp.	13,700	97,270
Meritage Homes Corp. *	60,185	2,574,112
Movado Group, Inc.	27,200	796,416
NACCO Industries, Inc., Class A	7,777	380,918
Nautilus, Inc. *	44,200	743,002
Oxford Industries, Inc.	22,296	1,771,417
Perry Ellis International, Inc. *	16,800	401,856
Quiksilver, Inc. *	206,300	342,458
Sequential Brands Group, Inc. *(c)	24,800	307,520
Skechers U.S.A., Inc., Class A *	59,978	5,393,222
Skullcandy, Inc. *	36,100	390,241
Smith & Wesson Holding Corp. *	80,900	1,202,579
Standard Pacific Corp. *	209,500	1,696,950
Steven Madden Ltd. *	91,450	3,568,379
Sturm, Ruger & Co., Inc.	29,100	1,594,971
The Dixie Group, Inc. *	22,000	216,260
The New Home Co., Inc. *	16,049	238,167
The Ryland Group, Inc.	68,400	2,819,448
TRI Pointe Homes, Inc. *	223,700	3,194,436
Tumi Holdings, Inc. *	73,300	1,714,487
Turtle Beach Corp. *(c)	11,000	24,200
UCP, Inc., Class A *	11,100	96,126

See financial notes 21

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Unifi, Inc. *	21,300	751,677
Universal Electronics, Inc. *	24,800	1,337,712
Vera Bradley, Inc. *	39,500	562,480
Vince Holding Corp. *	16,700	307,781
WCI Communities, Inc. *	17,200	399,900
William Lyon Homes, Class A *	25,700	556,405
Wolverine World Wide, Inc.	154,747	4,755,375

		75,645,605

Consumer Services 4.1%
2U, Inc. *	15,100	401,811
American Public Education, Inc. *	25,200	702,828
Ascent Capital Group, Inc., Class A *	19,700	788,788
Belmond Ltd., Class A *	143,700	1,770,384
Biglari Holdings, Inc. *	2,410	880,879
BJ’s Restaurants, Inc. *	33,000	1,544,400
Bloomin’ Brands, Inc.	119,000	2,696,540
Bob Evans Farms, Inc.	36,246	1,559,303
Boyd Gaming Corp. *	113,800	1,502,160
Bravo Brio Restaurant Group, Inc. *	28,900	425,697
Bridgepoint Education, Inc. *	36,200	317,474
Bright Horizons Family Solutions, Inc. *	45,000	2,262,600
Buffalo Wild Wings, Inc. *	28,679	4,568,565
Caesars Acquisition Co., Class A *	67,100	421,388
Caesars Entertainment Corp. *(c)	87,400	829,426
Capella Education Co.	15,800	853,674
Career Education Corp. *	91,200	383,040
Carriage Services, Inc.	21,800	515,352
Carrols Restaurant Group, Inc. *	51,700	467,368
Chegg, Inc. *(c)	125,300	930,979
Churchill Downs, Inc.	19,314	2,301,649
Chuy’s Holdings, Inc. *	23,100	522,522
ClubCorp Holdings, Inc.	30,000	656,700
Collectors Universe, Inc.	10,100	232,603
Cracker Barrel Old Country Store, Inc.	29,236	3,873,185
Dave & Buster’s Entertainment, Inc. *	10,400	327,808
Del Frisco’s Restaurant Group, Inc. *	34,700	699,899
Denny’s Corp. *	132,500	1,379,325
Diamond Resorts International, Inc. *	51,900	1,661,319
DineEquity, Inc.	24,897	2,400,818
El Pollo Loco Holdings, Inc. *(c)	11,900	311,542
Empire Resorts, Inc. *(c)	22,100	119,782
Famous Dave’s of America, Inc. *	6,900	194,580
Fiesta Restaurant Group, Inc. *	39,300	1,986,615
Grand Canyon Education, Inc. *	68,775	3,114,132
Houghton Mifflin Harcourt Co. *	164,800	3,767,328
Ignite Restaurant Group, Inc. *	9,100	32,032
International Speedway Corp., Class A	43,500	1,581,660
Interval Leisure Group, Inc.	60,600	1,502,274
Intrawest Resorts Holdings, Inc. *	31,900	321,552
Isle of Capri Casinos, Inc. *	37,100	527,562
ITT Educational Services, Inc. *(c)	33,300	175,824
Jack in the Box, Inc.	60,610	5,259,130
Jamba, Inc. *(c)	32,160	506,842
K12, Inc. *	58,600	947,562
Krispy Kreme Doughnuts, Inc. *	96,900	1,724,820
La Quinta Holdings, Inc. *	65,000	1,565,200
Liberty Tax, Inc.	6,500	180,050
Life Time Fitness, Inc. *	61,877	4,424,205
LifeLock, Inc. *	118,100	1,725,441
Marriott Vacations Worldwide Corp.	40,500	3,329,505
Monarch Casino & Resort, Inc. *	11,900	217,770
Morgans Hotel Group Co. *	38,000	260,300
Nathan’s Famous, Inc.	5,800	238,612
Noodles & Co. *(c)	15,900	318,318
Papa John’s International, Inc.	44,910	2,756,127
Papa Murphy’s Holdings, Inc. *(c)	11,500	195,845
Penn National Gaming, Inc. *	115,300	1,854,024
Pinnacle Entertainment, Inc. *	94,559	3,475,989
Popeyes Louisiana Kitchen, Inc. *	35,700	1,987,776
Potbelly Corp. *	21,900	328,719
Red Robin Gourmet Burgers, Inc. *	21,700	1,629,453
Regis Corp. *	72,649	1,200,161
Ruby Tuesday, Inc. *	87,200	634,816
Ruth’s Hospitality Group, Inc.	56,600	823,530
Scientific Games Corp., Class A *(c)	77,100	976,857
Shake Shack, Inc., Class A *(c)	9,400	646,250
Sonic Corp.	79,029	2,264,181
Sotheby’s	92,900	3,967,759
Speedway Motorsports, Inc.	15,784	361,454
Steiner Leisure Ltd. *	20,909	1,008,650
Strayer Education, Inc. *	16,400	831,808
Texas Roadhouse, Inc.	106,096	3,564,825
The Cheesecake Factory, Inc.	75,900	3,804,867
The Habit Restaurants, Inc., Class A *(c)	8,100	268,272
The Marcus Corp.	27,300	528,801
Universal Technical Institute, Inc.	43,900	370,955
Vail Resorts, Inc.	54,371	5,394,147
Weight Watchers International, Inc. *(c)	40,600	347,130
Zoe’s Kitchen, Inc. *(c)	8,600	263,418

		111,696,936

Diversified Financials 2.5%
Arlington Asset Investment Corp., Class A	33,300	721,944
Ashford, Inc. *	1,160	115,710
BGC Partners, Inc., Class A	255,600	2,564,946
Calamos Asset Management, Inc., Class A	24,400	301,828
Cash America International, Inc.	41,570	1,077,494
CIFC Corp.	12,194	91,455
Cohen & Steers, Inc.	28,128	1,064,926
Consumer Portfolio Services, Inc. *	24,200	154,638
Cowen Group, Inc., Class A *	169,300	946,387
Credit Acceptance Corp. *	10,108	2,387,510
Diamond Hill Investment Group, Inc.	4,100	747,020

22 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Encore Capital Group, Inc. *	37,800	1,528,632
Enova International, Inc. *	44,836	829,914
Evercore Partners, Inc., Class A	49,100	2,368,584
Ezcorp, Inc., Class A *	77,400	712,080
FBR & Co. *	14,036	301,213
Fifth Street Asset Management, Inc.	15,700	173,171
Financial Engines, Inc. (c)	78,900	3,327,213
First Cash Financial Services, Inc. *	45,900	2,218,806
FXCM, Inc., Class A	66,800	134,268
Gain Capital Holdings, Inc.	34,000	335,920
GAMCO Investors, Inc., Class A	9,700	749,907
Green Dot Corp., Class A *	43,033	692,831
Greenhill & Co., Inc.	42,729	1,689,932
HFF, Inc., Class A	49,800	1,951,662
INTL FCStone, Inc. *	25,100	805,710
Investment Technology Group, Inc. *	55,265	1,574,500
Janus Capital Group, Inc.	230,603	4,127,794
KCG Holdings, Inc., Class A *	67,881	871,592
Ladenburg Thalmann Financial Services, Inc. *	142,600	480,562
Manning & Napier, Inc.	20,900	222,167
MarketAxess Holdings, Inc.	57,060	4,898,601
Marlin Business Services Corp.	11,600	231,652
Medley Management, Inc., Class A (c)	14,400	165,024
Moelis & Co., Class A	10,800	292,140
Nelnet, Inc., Class A	30,500	1,365,485
NewStar Financial, Inc. *	36,500	419,750
Nicholas Financial, Inc. *	13,000	164,190
OM Asset Management plc	34,200	662,112
On Deck Capital, Inc. *(c)	18,400	354,200
Oppenheimer Holdings, Inc., Class A	13,800	329,682
PHH Corp. *	74,363	1,867,999
PICO Holdings, Inc. *	39,800	716,798
Piper Jaffray Cos. *	22,929	1,156,768
PRA Group, Inc. *	78,078	4,276,722
Pzena Investment Management, Inc., Class A	13,700	126,040
RCS Capital Corp., Class A (c)	13,963	119,942
Regional Management Corp. *	15,700	253,555
Resource America, Inc., Class A	16,500	140,910
Safeguard Scientifics, Inc. *	26,900	483,931
Silvercrest Asset Management Group, Inc., Class A	10,000	155,900
Springleaf Holdings, Inc. *	37,800	1,890,000
Stifel Financial Corp. *	99,210	5,242,256
The JG Wentworth Co. *	14,200	142,852
Tiptree Financial, Inc., Class A	12,500	84,250
Virtus Investment Partners, Inc.	10,500	1,403,010
Walter Investment Management Corp. *(c)	57,403	1,010,867
Westwood Holdings Group, Inc.	11,500	673,785
WisdomTree Investments, Inc.	163,200	3,107,328
World Acceptance Corp. *(c)	11,900	1,006,978

		68,013,043

Energy 3.9%
Abraxas Petroleum Corp. *	129,000	490,200
Adams Resources & Energy, Inc.	2,900	135,140
Alon USA Energy, Inc.	40,400	650,036
Alpha Natural Resources, Inc. *(c)	332,200	269,082
American Eagle Energy Corp. *	44,600	7,587
Amyris, Inc. *(c)	41,500	93,790
Approach Resources, Inc. *(c)	57,800	506,906
Arch Coal, Inc. *(c)	326,100	317,687
Ardmore Shipping Corp.	26,500	318,795
Aspen Aerogels, Inc. *	12,000	78,480
Basic Energy Services, Inc. *	46,100	469,759
Bill Barrett Corp. *	75,298	873,457
Bonanza Creek Energy, Inc. *	60,525	1,668,069
Bristow Group, Inc.	54,768	3,402,736
C&J Energy Services Ltd. *	68,600	1,197,070
Callon Petroleum Co. *	102,400	915,456
CARBO Ceramics, Inc. (c)	29,300	1,295,939
Carrizo Oil & Gas, Inc. *	77,311	4,308,542
CHC Group Ltd. *	53,100	63,189
Clayton Williams Energy, Inc. *	8,600	478,762
Clean Energy Fuels Corp. *(c)	108,338	1,069,296
Cloud Peak Energy, Inc. *	92,300	599,027
Comstock Resources, Inc. (c)	71,200	382,344
Contango Oil & Gas Co. *	25,520	639,786
Delek US Holdings, Inc.	93,200	3,440,944
DHT Holdings, Inc.	135,700	1,085,600
Diamondback Energy, Inc. *	66,371	5,480,254
Dorian LPG Ltd. *	10,700	141,882
Eclipse Resources Corp. *(c)	43,600	275,988
Emerald Oil, Inc. *(c)	81,585	52,214
Energy XXI Ltd. (c)	127,806	558,512
Era Group, Inc. *	28,700	636,566
Evolution Petroleum Corp.	30,500	209,840
EXCO Resources, Inc. (c)	222,774	458,914
Exterran Holdings, Inc.	89,200	3,306,644
FMSA Holdings, Inc. *(c)	30,900	271,611
Forum Energy Technologies, Inc. *	87,400	2,032,924
Frontline Ltd. *(c)	102,700	262,912
FX Energy, Inc. *(c)	75,100	101,385
GasLog Ltd.	61,800	1,377,522
Gastar Exploration, Inc. *	104,600	379,698
Geospace Technologies Corp. *	19,800	427,680
Glori Energy, Inc. *(c)	17,900	29,714
Goodrich Petroleum Corp. *(c)	51,000	197,370
Green Plains, Inc.	54,900	1,709,586
Gulf Island Fabrication, Inc.	21,000	276,990
Gulfmark Offshore, Inc., Class A (c)	39,300	589,893
Halcon Resources Corp. *(c)	464,021	691,391
Hallador Energy Co.	15,600	179,244
Harvest Natural Resources, Inc. *	61,800	39,564
Helix Energy Solutions Group, Inc. *	161,307	2,658,339
Hercules Offshore, Inc. *(c)	401,200	323,006
Hornbeck Offshore Services, Inc. *	54,245	1,239,498
Independence Contract Drilling, Inc. *	11,200	85,792

See financial notes 23

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
ION Geophysical Corp. *	206,400	470,592
Isramco, Inc. *	1,400	172,970
Jones Energy, Inc., Class A *	15,900	163,134
Key Energy Services, Inc. *	192,700	470,188
Magnum Hunter Resources Corp. *(c)	291,600	638,604
Matador Resources Co. *	114,700	3,179,484
Matrix Service Co. *	39,700	872,209
McDermott International, Inc. *	376,700	1,977,675
Midstates Petroleum Co., Inc. *(c)	47,300	54,395
Miller Energy Resources, Inc. *(c)	41,600	30,164
Mitcham Industries, Inc. *	18,500	90,650
Natural Gas Services Group, Inc. *	20,500	519,675
Navios Maritime Acquisition Corp.	120,600	459,486
Newpark Resources, Inc. *	126,710	1,300,045
Nordic American Offshore Ltd. *(c)	24,000	226,320
Nordic American Tankers Ltd. (c)	133,500	1,632,705
North Atlantic Drilling Ltd. (c)	106,800	164,472
Northern Oil & Gas, Inc. *(c)	105,500	932,620
Nuverra Environmental Solutions, Inc. *(c)	19,620	79,657
Pacific Ethanol, Inc. *(c)	37,300	446,108
Panhandle Oil & Gas, Inc., Class A	24,200	551,760
Parker Drilling Co. *	181,265	679,744
Parsley Energy, Inc., Class A *	78,579	1,362,560
PDC Energy, Inc. *	60,003	3,404,570
Penn Virginia Corp. *(c)	96,278	643,137
PetroQuest Energy, Inc. *	84,900	227,532
PHI, Inc. - Non Voting Shares *	19,572	613,191
Pioneer Energy Services Corp. *	91,500	681,675
Profire Energy, Inc. *(c)	20,000	33,000
Renewable Energy Group, Inc. *	50,700	466,947
Resolute Energy Corp. *	114,300	141,732
REX American Resources Corp. *	8,500	537,370
Rex Energy Corp. *	71,700	358,500
RigNet, Inc. *	16,900	633,074
Ring Energy, Inc. *	27,300	331,422
Rosetta Resources, Inc. *	112,800	2,575,224
RSP Permian, Inc. *	39,600	1,149,192
Sanchez Energy Corp. *(c)	75,253	1,105,467
Scorpio Tankers, Inc.	243,331	2,272,712
SEACOR Holdings, Inc. *	28,200	2,049,012
SemGroup Corp., Class A	64,065	5,393,632
Ship Finance International Ltd.	85,700	1,350,632
Solazyme, Inc. *(c)	111,500	429,275
Stone Energy Corp. *	82,968	1,416,264
Swift Energy Co. *(c)	60,701	183,317
Synergy Resources Corp. *	127,134	1,523,065
Teekay Tankers Ltd., Class A (c)	120,800	761,040
Tesco Corp.	52,500	675,150
TETRA Technologies, Inc. *	118,074	852,494
TransAtlantic Petroleum Ltd. *	33,200	192,560
Triangle Petroleum Corp. *(c)	102,500	611,925
US Silica Holdings, Inc. (c)	81,000	3,025,350
VAALCO Energy, Inc. *	71,600	176,852
Vantage Drilling Co. *	316,300	126,046
Vertex Energy, Inc. *(c)	17,300	37,368
W&T Offshore, Inc.	49,000	315,070
Warren Resources, Inc. *	116,000	125,280
Western Refining, Inc.	79,354	3,495,544
Westmoreland Coal Co. *	21,500	611,030
Willbros Group, Inc. *	57,300	143,250

		103,896,730

Food & Staples Retailing 0.9%
Casey’s General Stores, Inc.	58,406	4,799,805
Diplomat Pharmacy, Inc. *	21,300	762,966
Fairway Group Holdings Corp. *(c)	42,300	224,613
Ingles Markets, Inc., Class A	20,731	867,800
Liberator Medical Holdings, Inc. (c)	46,200	130,284
Natural Grocers by Vitamin Cottage, Inc. *	12,600	331,632
PriceSmart, Inc.	27,900	2,244,834
Roundy’s, Inc. *	57,600	290,304
Smart & Final Stores, Inc. *	16,400	284,048
SpartanNash, Co.	57,833	1,744,821
SUPERVALU, Inc. *	303,978	2,671,966
The Andersons, Inc.	43,223	1,845,190
The Chefs’ Warehouse, Inc. *	28,300	515,343
The Fresh Market, Inc. *	62,800	2,206,792
United Natural Foods, Inc. *	75,082	5,065,032
Village Super Market, Inc., Class A	11,600	370,388
Weis Markets, Inc.	15,800	700,730

		25,056,548

Food, Beverage & Tobacco 1.8%
22nd Century Group, Inc. *(c)	60,300	60,903
Alico, Inc.	4,700	219,819
Alliance One International, Inc. *	196,600	259,512
B&G Foods, Inc.	78,200	2,377,280
Boulder Brands, Inc. *	91,800	875,772
Cal-Maine Foods, Inc. (c)	47,416	2,119,970
Calavo Growers, Inc.	21,088	1,068,107
Coca-Cola Bottling Co. Consolidated	6,800	768,400
Craft Brew Alliance, Inc. *	13,900	182,785
Darling Ingredients, Inc. *	248,400	3,393,144
Dean Foods Co.	145,000	2,356,250
Diamond Foods, Inc. *	31,900	894,476
Farmer Bros. Co. *	9,100	226,863
Fresh Del Monte Produce, Inc.	53,000	1,957,290
Freshpet, Inc. *(c)	21,500	466,120
Inventure Foods, Inc. *	17,900	174,525
J&J Snack Foods Corp.	22,866	2,385,610
John B. Sanfilippo & Son, Inc.	10,900	566,909
Lancaster Colony Corp.	29,000	2,600,140
Landec Corp. *	44,654	634,533
Lifeway Foods, Inc. *	10,100	204,121
Limoneira Co.	17,600	403,744
National Beverage Corp. *	15,001	335,272
Omega Protein Corp. *	33,400	426,852
Post Holdings, Inc. *	79,099	3,712,907
Sanderson Farms, Inc. (c)	36,002	2,704,470
Seaboard Corp. *	420	1,512,000

24 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Seneca Foods Corp., Class A *	12,400	357,368
Snyder’s-Lance, Inc.	69,600	2,055,288
The Boston Beer Co., Inc. Class A *	12,900	3,196,620
Tootsie Roll Industries, Inc. (c)	28,401	879,863
TreeHouse Foods, Inc. *	63,252	5,139,858
Universal Corp.	35,145	1,652,869
Vector Group Ltd.	113,769	2,519,983

		48,689,623

Health Care Equipment & Services 6.7%
AAC Holdings, Inc. *(c)	11,800	408,988
Abaxis, Inc.	34,300	2,195,200
ABIOMED, Inc. *	60,300	3,812,166
Acadia Healthcare Co., Inc. *	65,089	4,458,596
Accuray, Inc. *	115,500	939,015
Aceto Corp.	46,000	891,480
Addus HomeCare Corp. *	7,800	209,352
Adeptus Health, Inc., Class A *	8,100	514,107
Air Methods Corp. *	59,000	2,696,300
Alliance HealthCare Services, Inc. *	7,100	151,017
Almost Family, Inc. *	11,000	476,080
Amedisys, Inc. *	39,700	1,104,057
AMN Healthcare Services, Inc. *	71,300	1,626,353
Amsurg Corp. *	62,564	3,924,014
Analogic Corp.	17,954	1,517,113
AngioDynamics, Inc. *	41,100	685,959
Anika Therapeutics, Inc. *	21,900	747,228
Antares Pharma, Inc. *(c)	160,700	393,715
AtriCure, Inc. *	41,500	913,415
Atrion Corp.	2,300	747,155
Bio-Reference Laboratories, Inc. *	38,300	1,268,496
BioScrip, Inc. *	100,400	471,880
BioTelemetry, Inc. *	38,700	309,987
Cantel Medical Corp.	51,445	2,304,222
Capital Senior Living Corp. *	44,800	1,172,416
Cardiovascular Systems, Inc. *	41,300	1,292,690
Castlight Health, Inc., Class B *	19,000	143,070
Cerus Corp. *(c)	137,100	608,724
Chemed Corp.	26,276	3,028,309
Civitas Solutions, Inc. *	17,400	326,250
Computer Programs & Systems, Inc.	17,500	915,775
CONMED Corp.	39,300	1,974,039
Connecture, Inc. *(c)	13,900	154,568
CorVel Corp. *	16,600	593,284
Cross Country Healthcare, Inc. *	59,859	664,435
CryoLife, Inc.	37,400	381,480
Cyberonics, Inc. *	41,254	2,512,781
Cynosure, Inc., Class A *	34,944	1,167,828
Derma Sciences, Inc. *	45,800	361,820
DexCom, Inc. *	112,427	7,596,692
Endologix, Inc. *	98,037	1,525,456
Entellus Medical, Inc. *	9,800	269,696
Exactech, Inc. *	15,000	327,750
ExamWorks Group, Inc. *	53,465	2,189,392
Five Star Quality Care, Inc. *	56,200	238,850
Genesis Healthcare, Inc. *	26,800	185,188
GenMark Diagnostics, Inc. *	61,000	585,600
Globus Medical, Inc., Class A *	96,500	2,305,385
Greatbatch, Inc. *	37,000	1,995,040
Haemonetics Corp. *	78,600	3,185,658
Hanger, Inc. *	52,800	1,179,552
HealthEquity, Inc. *	20,300	532,063
HealthSouth Corp.	131,800	5,959,996
HealthStream, Inc. *	30,800	891,352
Healthways, Inc. *	48,800	849,120
HeartWare International, Inc. *	25,300	1,915,463
HMS Holdings Corp. *	138,452	2,355,069
ICU Medical, Inc. *	19,700	1,662,089
Imprivata, Inc. *	8,500	126,905
Inogen, Inc. *	7,600	279,224
Insulet Corp. *	83,600	2,495,460
Integra LifeSciences Holdings Corp. *	36,648	2,154,169
Invacare Corp.	49,211	987,665
IPC Healthcare, Inc. *	24,700	1,208,324
K2M Group Holdings, Inc. *	18,900	397,089
Kindred Healthcare, Inc.	118,659	2,723,224
Landauer, Inc.	13,300	429,058
LDR Holding Corp. *	24,400	825,940
LHC Group, Inc. *	19,700	631,582
Magellan Health, Inc. *	42,800	2,709,240
Masimo Corp. *	66,000	2,228,160
MedAssets, Inc. *	93,100	1,884,344
Medidata Solutions, Inc. *	81,700	4,365,231
Merge Healthcare, Inc. *	114,500	569,065
Meridian Bioscience, Inc.	64,350	1,140,282
Merit Medical Systems, Inc. *	66,300	1,286,883
Molina Healthcare, Inc. *	45,800	2,712,734
National HealthCare Corp.	15,388	974,060
National Research Corp., Class A	12,500	180,250
Natus Medical, Inc. *	46,900	1,768,599
Neogen Corp. *	56,925	2,535,440
Nevro Corp. *	13,400	603,268
NuVasive, Inc. *	70,400	3,148,992
NxStage Medical, Inc. *	92,700	1,699,191
Omnicell, Inc. *	52,300	1,858,219
OraSure Technologies, Inc. *	87,400	550,620
Orthofix International N.V. *	28,200	911,142
Owens & Minor, Inc.	92,200	3,108,984
Oxford Immunotec Global PLC *	29,400	390,138
PharMerica Corp. *	43,100	1,235,246
PhotoMedex, Inc. *(c)	18,000	37,080
Quality Systems, Inc.	73,100	1,139,995
Quidel Corp. *	40,300	938,990
RadNet, Inc. *	48,000	402,240
Rockwell Medical, Inc. *(c)	68,400	664,164
Roka Bioscience, Inc. *(c)	11,800	34,574
RTI Surgical, Inc. *	73,900	413,840
Second Sight Medical Products, Inc. *(c)	4,500	52,290
Select Medical Holdings Corp.	115,500	1,680,525
Sientra, Inc. *	11,000	192,280
STAAR Surgical Co. *(c)	52,900	468,165
STERIS Corp.	90,388	6,010,802
Surgical Care Affiliates, Inc. *	20,009	754,339
SurModics, Inc. *	20,400	514,488
Symmetry Surgical, Inc. *	13,475	104,162
Tandem Diabetes Care, Inc. *	13,300	177,555
Team Health Holdings, Inc. *	106,058	6,317,875

See financial notes 25

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Ensign Group, Inc.	36,850	1,551,754
The Providence Service Corp. *	17,400	739,848
The Spectranetics Corp. *	63,236	1,622,003
Thoratec Corp. *	81,200	3,256,932
Tornier N.V. *	52,200	1,350,414
TransEnterix, Inc. *(c)	42,100	158,296
Triple-S Management Corp., Class B *	40,600	760,032
TriVascular Technologies, Inc. *(c)	10,900	79,570
Trupanion, Inc. *(c)	14,200	105,222
U.S. Physical Therapy, Inc.	19,300	910,188
Unilife Corp. *(c)	221,152	740,859
Universal American Corp. *	63,902	638,381
Utah Medical Products, Inc.	7,300	393,543
Vascular Solutions, Inc. *	27,136	869,980
Veracyte, Inc. *	8,500	77,775
Vocera Communications, Inc. *	30,100	342,839
WellCare Health Plans, Inc. *	67,000	5,187,810
West Pharmaceutical Services, Inc.	108,550	5,783,544
Wright Medical Group, Inc. *	73,200	1,857,084
Zeltiq Aesthetics, Inc. *	42,600	1,307,820

		179,568,761

Household & Personal Products 0.3%
Central Garden & Pet Co., Class A *	66,600	652,680
Elizabeth Arden, Inc. *(c)	36,298	510,713
HRG Group, Inc. *	122,000	1,528,660
Inter Parfums, Inc.	25,400	766,572
Medifast, Inc. *	20,400	612,000
Nature’s Sunshine Products, Inc.	15,000	195,150
Nutraceutical International Corp. *	12,300	239,850
Oil-Dri Corp. of America	6,887	226,031
Orchids Paper Products Co.	11,800	253,582
Revlon, Inc., Class A *	18,602	727,524
Synutra International, Inc. *	23,200	168,432
The Female Health Co. (c)	31,000	90,520
USANA Health Sciences, Inc. *	9,100	1,035,034
WD-40 Co.	22,300	1,805,408

		8,812,156

Insurance 2.4%
Ambac Financial Group, Inc. *	66,900	1,539,369
American Equity Investment Life Holding Co.	109,064	2,939,275
AMERISAFE, Inc.	30,435	1,375,358
AmTrust Financial Services, Inc.	46,877	2,787,775
Argo Group International Holdings Ltd.	42,010	2,058,070
Atlas Financial Holdings, Inc. *	16,900	311,805
Baldwin & Lyons, Inc., Class B	13,000	294,970
Citizens, Inc. *(c)	62,600	353,064
CNO Financial Group, Inc.	310,268	5,274,556
Crawford & Co., Class B	44,000	359,480
Donegal Group, Inc., Class A	10,400	157,144
eHealth, Inc. *	23,600	289,336
EMC Insurance Group, Inc.	6,200	214,768
Employers Holdings, Inc.	44,900	1,096,009
Enstar Group Ltd. *	13,894	1,973,504
FBL Financial Group, Inc., Class A	16,068	936,282
Federated National Holding Co.	20,246	583,085
Fidelity & Guaranty Life	14,800	331,224
First American Financial Corp.	159,700	5,555,963
Global Indemnity plc *	10,755	295,225
Greenlight Capital Re Ltd., Class A *	42,789	1,300,358
Hallmark Financial Services, Inc. *	21,200	234,896
HCI Group, Inc.	13,800	601,404
Heritage Insurance Holdings, Inc. *	16,500	330,825
Horace Mann Educators Corp.	59,578	2,023,865
Independence Holding Co.	11,248	139,925
Infinity Property & Casualty Corp.	16,592	1,230,297
James River Group Holdings Ltd.	18,600	439,704
Kansas City Life Insurance Co.	5,700	255,816
Kemper Corp.	68,200	2,569,094
Maiden Holdings Ltd.	76,900	1,117,357
Meadowbrook Insurance Group, Inc.	90,300	771,162
Montpelier Re Holdings Ltd.	55,100	2,099,861
National General Holdings Corp.	52,100	1,007,614
National Interstate Corp.	12,498	350,194
National Western Life Insurance Co., Class A	3,494	837,197
OneBeacon Insurance Group Ltd., Class A	33,400	503,672
Patriot National, Inc. *	15,800	212,826
Primerica, Inc.	80,100	3,702,222
RLI Corp.	64,420	3,199,097
Safety Insurance Group, Inc.	19,770	1,149,626
Selective Insurance Group, Inc.	84,514	2,276,807
State Auto Financial Corp.	24,726	584,028
State National Cos., Inc.	46,500	443,610
Stewart Information Services Corp.	34,100	1,244,650
Symetra Financial Corp.	110,600	2,626,750
The Navigators Group, Inc. *	16,770	1,308,898
The Phoenix Cos., Inc. *	7,790	265,717
Third Point Reinsurance Ltd. *	83,300	1,122,884
United Fire Group, Inc.	32,300	964,801
United Insurance Holdings Corp.	24,400	405,772
Universal Insurance Holdings, Inc.	43,922	1,055,006

		65,102,197

Materials 4.4%
A. Schulman, Inc.	45,609	1,936,102
A.M. Castle & Co. *(c)	29,100	114,072
AEP Industries, Inc. *	5,800	290,580
AK Steel Holding Corp. *	262,900	1,335,532
American Vanguard Corp.	40,900	446,219
Ampco-Pittsburgh Corp.	11,400	182,286
Axiall Corp.	106,221	4,333,817
Balchem Corp.	46,900	2,458,498
Berry Plastics Group, Inc. *	135,900	4,650,498
Boise Cascade Co. *	61,500	2,134,050
Calgon Carbon Corp.	79,785	1,770,429

26 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Century Aluminum Co. *	73,400	946,126
Chase Corp.	10,300	368,843
Chemtura Corp. *	108,712	3,275,493
Clearwater Paper Corp. *	30,000	1,919,100
Coeur Mining, Inc. *	205,013	1,070,168
Commercial Metals Co.	172,600	2,865,160
Deltic Timber Corp.	17,704	1,133,056
Ferro Corp. *	116,600	1,572,934
Flotek Industries, Inc. *	78,900	1,127,481
FutureFuel Corp.	31,000	336,970
Globe Specialty Metals, Inc.	94,500	1,882,440
Gold Resource Corp. (c)	67,484	227,421
Graphic Packaging Holding Co.	501,715	7,074,181
H.B. Fuller Co.	73,416	3,066,586
Handy & Harman Ltd. *	4,800	170,064
Hawkins, Inc.	15,500	611,475
Haynes International, Inc.	17,525	779,337
Headwaters, Inc. *	110,000	1,933,800
Hecla Mining Co.	545,640	1,647,833
Horsehead Holding Corp. *	83,900	1,254,305
Innophos Holdings, Inc.	32,900	1,738,436
Innospec, Inc.	35,600	1,555,720
Intrepid Potash, Inc. *	89,300	1,118,929
Kaiser Aluminum Corp.	28,950	2,326,711
KapStone Paper & Packaging Corp.	125,000	3,493,750
KMG Chemicals, Inc.	12,300	360,144
Koppers Holdings, Inc.	30,900	694,632
Kraton Performance Polymers, Inc. *	54,400	1,226,176
Kronos Worldwide, Inc.	30,700	412,915
Louisiana-Pacific Corp. *	217,718	3,318,022
LSB Industries, Inc. *	28,000	1,187,480
Marrone Bio Innovations, Inc. *(c)	16,800	56,112
Materion Corp.	33,200	1,327,668
Minerals Technologies, Inc.	52,522	3,557,315
Molycorp, Inc. *	267,100	246,480
Myers Industries, Inc.	43,900	709,863
Neenah Paper, Inc.	24,753	1,496,814
Noranda Aluminum Holding Corp.	75,000	250,500
Olin Corp.	123,400	3,644,002
Olympic Steel, Inc.	12,200	133,590
OM Group, Inc.	48,100	1,444,924
OMNOVA Solutions, Inc. *	65,700	524,943
P.H. Glatfelter Co.	63,800	1,582,240
PolyOne Corp.	134,513	5,252,733
Quaker Chemical Corp.	20,100	1,672,722
Rentech, Inc. *	441,900	530,280
Resolute Forest Products, Inc. *	95,700	1,475,694
RTI International Metals, Inc. *	47,766	1,798,390
Ryerson Holding Corp. *	14,000	77,560
Schnitzer Steel Industries, Inc., Class A	37,800	658,476
Schweitzer-Mauduit International, Inc.	44,700	1,976,187
Senomyx, Inc. *(c)	62,400	361,296
Sensient Technologies Corp.	74,424	4,864,353
Stepan Co.	28,500	1,451,505
Stillwater Mining Co. *	187,900	2,523,497
SunCoke Energy, Inc.	96,800	1,696,904
Trecora Resources *	27,400	328,800
Tredegar Corp.	35,100	718,497
Trinseo S.A. *	15,600	355,212
Tronox Ltd., Class A	90,200	1,889,690
UFP Technologies, Inc. *	7,500	152,175
United States Lime & Minerals, Inc.	2,700	178,200
Universal Stainless & Alloy Products, Inc. *	9,500	199,500
US Concrete, Inc. *	19,200	696,960
Walter Energy, Inc. (c)	108,364	54,973
Wausau Paper Corp.	58,500	545,220
Worthington Industries, Inc.	75,460	2,039,684
Zep, Inc.	32,600	648,088

		117,468,818

Media 1.4%
A. H. Belo Corp., Class A	26,900	179,961
AMC Entertainment Holdings, Inc., Class A	31,500	946,890
Carmike Cinemas, Inc. *	37,900	1,143,822
Central European Media Enterprises Ltd., Class A *	109,100	300,025
Cinedigm Corp., Class A *	112,300	93,209
Crown Media Holdings, Inc., Class A *	46,700	175,125
Cumulus Media, Inc., Class A *	197,200	449,616
Daily Journal Corp. *	2,000	402,020
Dex Media, Inc. *(c)	24,400	64,172
Entercom Communications Corp., Class A *	43,000	510,840
Entravision Communications Corp., Class A	78,600	514,044
Eros International plc *	37,890	670,274
Global Eagle Entertainment, Inc. *(c)	55,900	713,843
Gray Television, Inc. *	81,400	1,079,364
Harte-Hanks, Inc.	75,416	512,075
Hemisphere Media Group, Inc. *(c)	12,300	155,472
Journal Media Group, Inc. *	25,419	236,142
Lee Enterprises, Inc. *	78,600	235,800
Loral Space & Communications, Inc. *	20,500	1,414,500
Martha Stewart Living Omnimedia, Inc., Class A *	58,700	322,850
MDC Partners, Inc., Class A	64,480	1,350,211
Media General, Inc. *	125,822	2,125,134
Meredith Corp.	52,200	2,716,488
National CineMedia, Inc.	86,800	1,322,832
New Media Investment Group, Inc.	64,082	1,482,217
Nexstar Broadcasting Group, Inc., Class A	44,600	2,607,316
Radio One, Inc., Class D *	33,900	121,023
ReachLocal, Inc. *	13,400	37,520
Reading International, Inc., Class A *	23,000	306,360
Rentrak Corp. *	14,900	706,260
Saga Communications, Inc., Class A	6,400	255,936
Salem Media Group, Inc.	14,100	68,808

See financial notes 27

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Scholastic Corp.	38,469	1,563,380
SFX Entertainment, Inc. *(c)	64,800	283,176
Sinclair Broadcast Group, Inc., Class A	107,435	3,291,808
Sizmek, Inc. *	36,700	255,432
The E.W. Scripps Co., Class A	81,971	1,909,105
The McClatchy Co., Class A *	102,100	141,919
The New York Times Co., Class A	213,000	2,852,070
Time, Inc.	163,347	3,729,212
Townsquare Media, Inc., Class A *	10,100	137,966
World Wrestling Entertainment, Inc., Class A (c)	41,400	555,588

		37,939,805

Pharmaceuticals, Biotechnology & Life Sciences 8.5%
ACADIA Pharmaceuticals, Inc. *	120,600	4,120,902
Accelerate Diagnostics, Inc. *(c)	33,300	759,240
Acceleron Pharma, Inc. *	24,100	666,365
AcelRx Pharmaceuticals, Inc. *(c)	40,200	160,398
Achaogen, Inc. *	10,100	56,459
Achillion Pharmaceuticals, Inc. *	170,889	1,495,279
Acorda Therapeutics, Inc. *	64,939	1,952,716
Actinium Pharmaceuticals, Inc. *(c)	66,959	168,737
Adamas Pharmaceuticals, Inc. *	5,500	94,985
Aegerion Pharmaceuticals, Inc. *	43,100	1,002,506
Aerie Pharmaceuticals, Inc. *	16,000	154,240
Affymetrix, Inc. *	110,900	1,345,217
Agenus, Inc. *	91,300	603,493
Agios Pharmaceuticals, Inc. *	21,100	1,948,374
Akebia Therapeutics, Inc. *(c)	11,500	88,205
Akorn, Inc. *	94,720	3,944,141
Albany Molecular Research, Inc. *	40,600	733,236
Alder Biopharmaceuticals, Inc. *	16,700	425,850
Alimera Sciences, Inc. *(c)	45,500	198,380
AMAG Pharmaceuticals, Inc. *	39,400	2,008,218
Amphastar Pharmaceuticals, Inc. *	12,700	183,642
Ampio Pharmaceuticals, Inc. *(c)	58,200	140,262
Anacor Pharmaceuticals, Inc. *	50,500	2,660,845
ANI Pharmaceuticals, Inc. *	10,100	615,898
Applied Genetic Technologies Corp. *	7,100	135,894
Aratana Therapeutics, Inc. *	50,500	651,955
Ardelyx, Inc. *	8,500	89,250
Arena Pharmaceuticals, Inc. *	365,000	1,591,400
ARIAD Pharmaceuticals, Inc. *(c)	241,800	2,096,406
Array BioPharma, Inc. *	220,479	1,377,994
Arrowhead Research Corp. *(c)	76,100	525,090
Atara Biotherapeutics, Inc. *	11,900	493,255
Auspex Pharmaceuticals, Inc. *	15,700	1,583,973
Avalanche Biotechnologies, Inc. *	10,100	321,786
Bellicum Pharmaceuticals, Inc. *	14,200	340,516
Bio-Path Holdings, Inc. *(c)	107,700	167,474
BioCryst Pharmaceuticals, Inc. *	102,800	955,012
BioDelivery Sciences International, Inc. *	60,000	483,600
BioSpecifics Technologies Corp. *	5,300	203,043
BioTime, Inc. *(c)	83,500	428,355
Bluebird Bio, Inc. *	36,883	4,912,447
Calithera Biosciences, Inc. *(c)	19,000	190,190
Cambrex Corp. *	47,100	1,812,879
Cara Therapeutics, Inc. *	8,000	86,000
Catalent, Inc. *	72,200	2,077,194
Celldex Therapeutics, Inc. *	147,500	3,540,000
Cellular Dynamics International, Inc. *	14,300	236,236
Cempra, Inc. *	46,278	1,457,294
Cepheid *	103,500	5,806,350
ChemoCentryx, Inc. *	35,000	234,150
Chimerix, Inc. *	47,100	1,601,400
Clovis Oncology, Inc. *	36,200	2,909,032
Coherus Biosciences, Inc. *	12,100	263,417
Corcept Therapeutics, Inc. *	68,400	394,668
CTI BioPharma, Corp. *(c)	190,800	339,624
Cytokinetics, Inc. *	45,900	288,711
Cytori Therapeutics, Inc. *(c)	190,900	167,038
CytRx Corp. *(c)	81,800	359,102
Depomed, Inc. *	86,900	2,021,294
Dermira, Inc. *	9,200	135,700
Dicerna Pharmaceuticals, Inc. *	5,200	104,364
Dyax Corp. *	220,459	5,271,175
Dynavax Technologies Corp. *(c)	45,700	919,255
Egalet Corp. *(c)	9,500	87,020
Eleven Biotherapeutics, Inc. *	7,500	88,800
Emergent Biosolutions, Inc. *	43,700	1,297,453
Enanta Pharmaceuticals, Inc. *	15,200	520,448
Endocyte, Inc. *(c)	50,400	292,320
Enzo Biochem, Inc. *	50,100	140,280
Epizyme, Inc. *	26,000	424,060
Esperion Therapeutics, Inc. *	10,500	998,865
Exact Sciences Corp. *(c)	134,062	2,801,896
Exelixis, Inc. *(c)	292,872	752,681
FibroGen, Inc. *	12,600	292,950
Five Prime Therapeutics, Inc. *	33,300	667,998
Flex Pharma, Inc. *(c)	9,700	162,184
Flexion Therapeutics, Inc. *	7,800	124,956
Fluidigm Corp. *	43,100	1,614,526
Foundation Medicine, Inc. *(c)	20,500	932,955
Galectin Therapeutics, Inc. *(c)	26,400	78,936
Galena Biopharma, Inc. *(c)	189,700	256,095
Genocea Biosciences, Inc. *	7,100	72,704
Genomic Health, Inc. *	22,700	614,489
Geron Corp. *	231,200	836,944
Halozyme Therapeutics, Inc. *	154,500	2,297,415
Heron Therapeutics, Inc. *	40,950	442,260
Horizon Pharma plc *	116,900	3,287,228
Hyperion Therapeutics, Inc. *	20,000	919,200
Idera Pharmaceuticals, Inc. *(c)	151,729	426,358
IGI Laboratories, Inc. *(c)	58,900	299,212
Immune Design, Corp. *	8,200	183,926
ImmunoGen, Inc. *	128,000	1,058,560
Immunomedics, Inc. *(c)	132,300	476,280
Impax Laboratories, Inc. *	105,400	4,770,404
INC Research Holdings, Inc., Class A *	15,400	516,516
Infinity Pharmaceuticals, Inc. *	68,300	865,361
Inovio Pharmaceuticals, Inc. *(c)	88,300	720,528
Insmed, Inc. *	97,800	1,959,912
Insys Therapeutics, Inc. *	14,700	772,779

28 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Intersect ENT, Inc. *	8,400	210,798
Intra-Cellular Therapies, Inc. *	31,300	640,085
Intrexon Corp. *(c)	55,900	2,170,597
Invitae Corp. *	14,200	155,490
Ironwood Pharmaceuticals, Inc. *	175,300	2,394,598
Isis Pharmaceuticals, Inc. *	179,200	10,164,224
Karyopharm Therapeutics, Inc. *(c)	23,251	631,497
Keryx Biopharmaceuticals, Inc. *(c)	150,634	1,605,758
Kindred Biosciences, Inc. *	12,900	87,978
Kite Pharma, Inc. *(c)	15,100	760,738
KYTHERA Biopharmaceuticals, Inc. *	30,500	1,332,545
Lannett Co., Inc. *	37,700	2,167,750
Lexicon Pharmaceuticals, Inc. *(c)	324,100	324,100
Ligand Pharmaceuticals, Inc. *	29,900	2,321,436
Loxo Oncology, Inc. *(c)	8,900	101,104
Luminex Corp. *	53,200	825,664
MacroGenics, Inc. *	29,300	838,273
MannKind Corp. *(c)	334,600	1,435,434
Merrimack Pharmaceuticals, Inc. *	150,600	1,671,660
MiMedx Group, Inc. *	131,700	1,237,980
Mirati Therapeutics, Inc. *(c)	10,500	291,795
Momenta Pharmaceuticals, Inc. *	71,144	1,241,463
NanoString Technologies, Inc. *	14,700	175,518
NanoViricides, Inc. *(c)	58,800	101,136
Navidea Biopharmaceuticals, Inc. *(c)	221,100	298,485
Nektar Therapeutics *	194,571	1,852,316
NeoStem, Inc. *(c)	34,700	99,936
Neuralstem, Inc. *(c)	100,900	170,521
Neurocrine Biosciences, Inc. *	129,127	4,401,939
NewLink Genetics Corp. *(c)	29,100	1,297,860
Northwest Biotherapeutics, Inc. *(c)	70,700	555,702
Novavax, Inc. *	421,736	3,260,019
Ocular Therapeutix, Inc. *	8,300	182,185
Ohr Pharmaceutical, Inc. *(c)	30,900	86,829
Omeros Corp. *(c)	57,100	1,148,852
OncoMed Pharmaceuticals, Inc. *(c)	18,500	443,630
Oncothyreon, Inc. *	103,800	155,700
Ophthotech Corp. *	20,400	923,712
OPKO Health, Inc. *(c)	300,000	4,128,000
Orexigen Therapeutics, Inc. *(c)	189,500	1,245,015
Organovo Holdings, Inc. *(c)	91,700	416,318
Osiris Therapeutics, Inc. *	37,100	562,807
Otonomy, Inc. *	10,500	275,520
OvaScience, Inc. *(c)	29,800	737,401
Pacific Biosciences of California, Inc. *	85,600	441,696
Pacira Pharmaceuticals, Inc. *	53,400	3,656,832
Pain Therapeutics, Inc. *	55,800	113,832
PAREXEL International Corp. *	85,918	5,462,237
PDL BioPharma, Inc.	239,600	1,598,132
Peregrine Pharmaceuticals, Inc. *(c)	255,100	334,181
Pernix Therapeutics Holdings, Inc. *	48,800	311,344
Phibro Animal Health Corp., Class A	21,500	682,840
Portola Pharmaceuticals, Inc. *	70,200	2,505,438
POZEN, Inc. *	35,400	276,828
PRA Health Sciences, Inc. *	30,500	868,640
Prestige Brands Holdings, Inc. *	78,200	3,069,350
Progenics Pharmaceuticals, Inc. *	106,000	524,700
Prothena Corp. plc *	48,384	1,568,125
PTC Therapeutics, Inc. *	37,200	2,185,500
Puma Biotechnology, Inc. *	37,000	6,681,460
Radius Health, Inc. *	13,600	487,424
Raptor Pharmaceutical Corp. *	108,100	1,093,972
Receptos, Inc. *	32,685	4,815,808
Regado Biosciences, Inc. *	6,701	7,907
Regulus Therapeutics, Inc. *(c)	23,300	292,415
Relypsa, Inc. *	31,900	922,867
Repligen Corp. *	49,100	1,448,941
Repros Therapeutics, Inc. *	32,700	251,463
Retrophin, Inc. *	41,800	900,372
Revance Therapeutics, Inc. *	13,813	271,771
Rigel Pharmaceuticals, Inc. *	153,400	653,484
Sage Therapeutics, Inc. *	8,000	424,000
Sagent Pharmaceuticals, Inc. *	29,769	693,915
Sangamo BioSciences, Inc. *	99,700	1,233,289
Sarepta Therapeutics, Inc. *(c)	60,900	742,980
SciClone Pharmaceuticals, Inc. *	78,000	637,260
Sequenom, Inc. *(c)	166,100	737,484
Spark Therapeutics, Inc. *(c)	12,500	715,875
Spectrum Pharmaceuticals, Inc. *	86,500	488,725
Stemline Therapeutics, Inc. *	28,000	388,920
Sucampo Pharmaceuticals, Inc., Class A *	22,600	401,376
Sunesis Pharmaceuticals, Inc. *	72,600	169,884
Supernus Pharmaceuticals, Inc. *	43,000	550,400
Synageva BioPharma Corp. *(c)	35,249	3,241,498
Synergy Pharmaceuticals, Inc. *(c)	140,600	492,100
Synta Pharmaceuticals Corp. *	87,300	196,425
T2 Biosystems, Inc. *(c)	9,200	142,324
TESARO, Inc. *	32,700	1,781,169
Tetraphase Pharmaceuticals, Inc. *	46,500	1,640,520
TG Therapeutics, Inc. *	41,100	573,756
The Medicines Co. *	101,728	2,605,254
TherapeuticsMD, Inc. *	200,755	1,300,892
Theravance Biopharma, Inc. *(c)	34,500	552,000
Theravance, Inc. (c)	120,800	1,963,000
Threshold Pharmaceuticals, Inc. *	88,794	314,331
Tokai Pharmaceuticals, Inc. *(c)	7,400	74,000
Ultragenyx Pharmaceutical, Inc. *	14,579	822,693
Vanda Pharmaceuticals, Inc. *(c)	60,600	554,490
Verastem, Inc. *	47,100	390,930
Versartis, Inc. *(c)	10,200	174,216
Vitae Pharmaceuticals, Inc. *	7,400	98,642
Vital Therapies, Inc. *(c)	7,600	184,756
VIVUS, Inc. *(c)	110,600	246,638
Xencor, Inc. *	30,700	436,554
XenoPort, Inc. *	98,100	581,733
XOMA Corp. *	150,400	451,200
Zafgen, Inc. *(c)	11,000	342,320
ZIOPHARM Oncology, Inc. *(c)	144,409	1,272,243
Zogenix, Inc. *	246,600	342,774

See financial notes 29

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
ZS Pharma, Inc. *(c)	10,100	384,507

		229,057,610

Real Estate 9.2%
Acadia Realty Trust	102,257	3,159,741
AG Mortgage Investment Trust, Inc.	41,300	793,786
Agree Realty Corp.	25,500	784,890
Alexander & Baldwin, Inc.	71,500	2,894,320
Alexander’s, Inc.	3,400	1,466,148
Altisource Asset Management Corp. *	2,100	470,400
Altisource Portfolio Solutions S.A. *(c)	19,887	482,260
Altisource Residential Corp.	87,800	1,681,370
American Assets Trust, Inc.	52,100	2,073,580
American Capital Mortgage Investment Corp.	76,700	1,345,318
American Residential Properties, Inc. *	47,200	885,472
Anworth Mortgage Asset Corp.	181,200	920,496
Apollo Commercial Real Estate Finance, Inc.	91,400	1,562,026
Apollo Residential Mortgage, Inc.	50,875	806,878
Ares Commercial Real Estate Corp.	41,900	475,565
Armada Hoffler Properties, Inc.	40,500	415,935
ARMOUR Residential REIT, Inc.	566,600	1,699,800
Ashford Hospitality Prime, Inc.	37,220	582,865
Ashford Hospitality Trust, Inc.	128,682	1,165,859
Associated Estates Realty Corp.	88,000	2,508,000
AV Homes, Inc. *	15,600	246,168
Campus Crest Communities, Inc.	112,200	710,226
Capstead Mortgage Corp.	155,961	1,816,946
CareTrust REIT, Inc.	42,265	527,890
CatchMark Timber Trust, Inc., Class A	28,151	326,552
Cedar Realty Trust, Inc.	119,200	833,208
Chambers Street Properties	374,500	2,808,750
Chatham Lodging Trust	55,134	1,523,904
Chesapeake Lodging Trust	82,800	2,628,900
Colony Capital, Inc., Class A	163,826	4,244,732
Consolidated-Tomoka Land Co.	7,600	416,024
CorEnergy Infrastructure Trust, Inc.	66,700	452,893
CoreSite Realty Corp.	31,300	1,504,904
Cousins Properties, Inc.	337,573	3,287,961
CubeSmart	247,243	5,703,896
CyrusOne, Inc.	68,348	2,219,943
CYS Investments, Inc.	252,800	2,254,976
DCT Industrial Trust, Inc.	125,275	4,139,086
DiamondRock Hospitality Co.	288,917	3,917,715
DuPont Fabros Technology, Inc.	94,000	2,928,100
Dynex Capital, Inc.	92,600	740,800
Easterly Government Properties, Inc. *	21,600	340,200
EastGroup Properties, Inc.	48,090	2,750,748
Education Realty Trust, Inc.	68,713	2,310,131
Empire State Realty Trust, Inc., Class A	134,400	2,419,200
EPR Properties	86,200	4,971,154
Equity One, Inc.	100,237	2,468,837
Excel Trust, Inc.	90,284	1,431,001
FelCor Lodging Trust, Inc.	215,913	2,398,793
First Industrial Realty Trust, Inc.	168,626	3,326,991
First Potomac Realty Trust	90,700	972,304
Forestar Group, Inc. *	49,700	733,572
Franklin Street Properties Corp.	134,065	1,583,308
FRP Holdings, Inc. *	8,700	302,064
Getty Realty Corp.	39,242	681,634
Gladstone Commercial Corp.	34,300	610,883
Government Properties Income Trust	100,847	2,101,651
Gramercy Property Trust, Inc.	86,322	2,360,043
Great Ajax Corp. *	9,400	133,292
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	38,500	731,500
Hatteras Financial Corp.	153,281	2,768,255
Healthcare Realty Trust, Inc.	142,081	3,637,274
Hersha Hospitality Trust	291,700	1,875,631
Highwoods Properties, Inc.	138,207	5,948,429
Hudson Pacific Properties, Inc.	109,311	3,296,820
InfraREIT, Inc.	34,700	1,082,293
Inland Real Estate Corp.	133,336	1,372,027
Invesco Mortgage Capital, Inc.	189,310	2,915,374
Investors Real Estate Trust	187,002	1,340,804
iStar Financial, Inc. *	135,400	1,833,316
Kennedy-Wilson Holdings, Inc.	118,334	2,932,317
Kite Realty Group Trust	47,375	1,241,225
LaSalle Hotel Properties	168,379	6,177,826
Lexington Realty Trust	314,774	2,917,955
LTC Properties, Inc.	52,651	2,288,212
Mack-Cali Realty Corp.	130,100	2,335,295
Marcus & Millichap, Inc. *	13,600	481,168
Medical Properties Trust, Inc.	317,167	4,433,995
Monmouth Real Estate Investment Corp.	84,500	872,885
National Health Investors, Inc.	56,468	3,767,545
New Residential Investment Corp.	299,798	5,108,558
New York Mortgage Trust, Inc. (c)	152,400	1,190,244
New York REIT, Inc.	249,088	2,460,989
One Liberty Properties, Inc.	18,700	420,376
Owens Realty Mortgage, Inc.	15,800	212,984
Parkway Properties, Inc.	113,593	1,848,158
Pebblebrook Hotel Trust	108,000	4,637,520
Pennsylvania Real Estate Investment Trust	108,567	2,454,700
PennyMac Mortgage Investment Trust	115,800	2,426,010
Physicians Realty Trust	101,150	1,679,090
Potlatch Corp.	60,403	2,229,475
PS Business Parks, Inc.	28,438	2,171,241
QTS Realty Trust, Inc., Class A	23,574	855,029
RAIT Financial Trust	119,300	773,064
Ramco-Gershenson Properties Trust	111,121	1,942,395
RE/MAX Holdings, Inc., Class A	16,800	567,672
Redwood Trust, Inc.	123,500	2,122,965
Resource Capital Corp.	196,149	865,017
Retail Opportunity Investments Corp.	133,347	2,237,563
Rexford Industrial Realty, Inc.	88,116	1,309,404

30 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
RLJ Lodging Trust	196,582	5,832,588
Rouse Properties, Inc.	54,500	952,115
Ryman Hospitality Properties, Inc.	64,985	3,745,735
Sabra Health Care REIT, Inc.	89,896	2,686,092
Saul Centers, Inc.	16,900	850,408
Select Income REIT	54,000	1,252,260
Silver Bay Realty Trust Corp.	56,433	873,019
Sovran Self Storage, Inc.	53,445	4,667,886
STAG Industrial, Inc.	82,500	1,792,725
Starwood Waypoint Residential Trust	57,400	1,477,476
STORE Capital Corp.	50,800	1,066,800
Strategic Hotels & Resorts, Inc. *	399,184	4,670,453
Summit Hotel Properties, Inc.	125,500	1,652,835
Sun Communities, Inc.	72,500	4,499,350
Sunstone Hotel Investors, Inc.	308,208	4,801,881
Tejon Ranch Co. *	19,092	471,572
Terreno Realty Corp.	62,600	1,332,128
The Geo Group, Inc.	109,980	4,289,220
The St. Joe Co. *	92,700	1,617,615
Trade Street Residential, Inc.	27,200	189,584
UMH Properties, Inc.	31,900	321,233
Universal Health Realty Income Trust	19,444	965,589
Urstadt Biddle Properties, Inc., Class A	47,174	978,860
Washington Real Estate Investment Trust	99,282	2,454,251
Western Asset Mortgage Capital Corp. (c)	59,656	871,574
Whitestone REIT	30,700	451,290

		247,831,228

Retailing 4.1%
1-800-Flowers.com, Inc., Class A *	34,800	367,836
Aeropostale, Inc. *	115,000	355,350
America’s Car-Mart, Inc. *	11,500	590,410
American Eagle Outfitters, Inc.	298,049	4,741,960
ANN, Inc. *	69,000	2,612,340
Asbury Automotive Group, Inc. *	45,000	3,781,350
Barnes & Noble, Inc. *	63,410	1,388,679
bebe stores, Inc.	51,449	170,296
Big 5 Sporting Goods Corp.	34,384	468,998
Blue Nile, Inc. *	19,000	516,990
Boot Barn Holdings, Inc. *	5,600	138,992
Brown Shoe Co., Inc.	68,275	2,027,768
Build-A-Bear Workshop, Inc. *	18,100	333,583
Burlington Stores, Inc. *	42,000	2,165,940
Christopher & Banks Corp. *	51,800	307,692
Citi Trends, Inc. *	24,846	565,992
Conn’s, Inc. *(c)	40,600	1,135,582
Core-Mark Holding Co., Inc.	34,641	1,825,927
Destination Maternity Corp.	18,400	216,936
Destination XL Group, Inc. *	56,400	274,668
EVINE Live, Inc. *	56,000	333,760
Express, Inc. *	132,400	2,158,120
Five Below, Inc. *	79,600	2,684,112
Francesca’s Holdings Corp. *	62,800	1,063,204
Fred’s, Inc., Class A	52,800	890,736
FTD Cos., Inc. *	28,097	801,888
Gaiam, Inc., Class A *	22,000	144,320
Genesco, Inc. *	36,744	2,483,527
Group 1 Automotive, Inc.	35,500	2,803,790
Guess?, Inc.	97,500	1,785,225
Haverty Furniture Cos, Inc.	30,300	650,238
hhgregg, Inc. *	18,300	104,676
Hibbett Sports, Inc. *	37,575	1,758,510
HSN, Inc.	49,555	3,093,223
Kirkland’s, Inc. *	22,400	531,776
Lands’ End, Inc. *	24,200	710,996
Lithia Motors, Inc., Class A	33,400	3,330,982
Lumber Liquidators Holdings, Inc. *(c)	39,398	1,083,051
MarineMax, Inc. *	37,700	832,416
Mattress Firm Holding Corp. *	22,000	1,299,760
Monro Muffler Brake, Inc.	46,546	2,787,640
New York & Co., Inc. *	36,400	92,092
Nutrisystem, Inc.	39,948	761,009
Office Depot, Inc. *	802,829	7,402,083
Orbitz Worldwide, Inc. *	75,700	887,204
Outerwall, Inc. (c)	28,700	1,906,541
Overstock.com, Inc. *	15,500	332,785
Pacific Sunwear of California, Inc. *	65,800	138,180
PetMed Express, Inc. (c)	29,500	466,985
Pier 1 Imports, Inc.	140,400	1,776,060
Pool Corp.	68,077	4,417,517
Rent-A-Center, Inc.	81,705	2,418,468
Restoration Hardware Holdings, Inc. *	47,841	4,122,459
Sears Hometown & Outlet Stores, Inc. *	17,000	117,810
Select Comfort Corp. *	83,700	2,579,634
Shoe Carnival, Inc.	24,850	648,834
Shutterfly, Inc. *	59,600	2,667,696
Sonic Automotive, Inc., Class A	65,652	1,532,974
Sportsman’s Warehouse Holdings, Inc. *	12,000	115,560
Stage Stores, Inc.	46,827	904,229
Stein Mart, Inc.	44,300	524,069
Systemax, Inc. *	14,500	151,525
The Bon-Ton Stores, Inc. (c)	38,600	276,762
The Buckle, Inc. (c)	41,664	1,866,547
The Cato Corp., Class A	42,404	1,668,173
The Children’s Place, Inc.	34,513	2,093,559
The Container Store Group, Inc. *(c)	25,200	460,152
The Finish Line, Inc., Class A	71,619	1,756,814
The Men’s Wearhouse, Inc.	74,900	4,238,591
The Pep Boys - Manny, Moe & Jack *	75,800	694,328
Tile Shop Holdings, Inc. *(c)	41,100	533,067
Tilly’s, Inc., Class A *	12,600	168,084
Travelport Worldwide Ltd. (c)	50,000	791,500
Tuesday Morning Corp. *	65,800	1,040,956
Vitamin Shoppe, Inc. *	45,400	1,901,352
VOXX International Corp. *	31,300	298,289
Wayfair, Inc., Class A *(c)	17,200	552,464
West Marine, Inc. *	24,500	246,225
Weyco Group, Inc.	9,100	259,350
Winmark Corp.	3,000	270,030

See financial notes 31

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Zumiez, Inc. *	30,100	954,471

		109,353,667

Semiconductors & Semiconductor Equipment 3.8%
Advanced Energy Industries, Inc. *	59,437	1,453,829
Alpha & Omega Semiconductor Ltd. *	28,000	229,320
Ambarella, Inc. *(c)	44,100	3,225,915
Amkor Technology, Inc. *	125,218	880,283
Applied Micro Circuits Corp. *	114,365	614,140
Audience, Inc. *(c)	21,900	104,244
Axcelis Technologies, Inc. *	142,100	358,092
Brooks Automation, Inc.	95,831	1,031,142
Cabot Microelectronics Corp. *	35,700	1,688,610
Cascade Microtech, Inc. *	18,700	247,962
Cavium, Inc. *	79,800	5,170,242
CEVA, Inc. *	32,336	669,355
Cirrus Logic, Inc. *	95,900	3,239,502
Cohu, Inc.	46,700	488,949
Cypress Semiconductor Corp. *	498,453	6,639,394
Diodes, Inc. *	54,281	1,450,388
DSP Group, Inc. *	31,400	357,332
Entegris, Inc. *	210,800	2,805,748
Entropic Communications, Inc. *	143,000	431,860
Exar Corp. *	58,500	577,395
Fairchild Semiconductor International, Inc. *	183,300	3,329,645
FormFactor, Inc. *	76,873	612,678
Inphi Corp. *	43,700	937,365
Integrated Device Technology, Inc. *	196,300	3,570,697
Integrated Silicon Solution, Inc.	46,000	853,300
Intersil Corp., Class A	190,700	2,545,845
IXYS Corp.	32,400	366,444
Kopin Corp. *	100,300	332,996
Lattice Semiconductor Corp. *	170,200	1,009,286
M/A-COM Technology Solutions Holdings, Inc. *	24,360	742,249
MaxLinear, Inc., Class A *	41,800	356,554
Micrel, Inc.	67,505	918,068
Microsemi Corp. *	144,471	4,819,553
MKS Instruments, Inc.	81,137	2,824,379
Monolithic Power Systems, Inc.	58,400	3,026,872
Nanometrics, Inc. *	40,600	627,676
NVE Corp.	6,500	441,090
OmniVision Technologies, Inc. *	82,373	2,297,795
PDF Solutions, Inc. *	44,800	809,536
Pericom Semiconductor Corp.	43,900	549,628
Photronics, Inc. *	116,000	1,017,320
PMC-Sierra, Inc. *	269,300	2,270,199
Power Integrations, Inc.	45,362	2,244,965
Qorvo, Inc. *	216,428	14,264,769
QuickLogic Corp. *	80,900	142,384
Rambus, Inc. *	167,900	2,323,736
Rubicon Technology, Inc. *(c)	32,500	124,800
Rudolph Technologies, Inc. *	46,700	599,161
Semtech Corp. *	100,229	2,334,333
Silicon Laboratories, Inc. *	63,800	3,296,546
Synaptics, Inc. *	53,700	4,549,464
Tessera Technologies, Inc.	80,059	2,890,930
Ultra Clean Holdings, Inc. *	43,300	260,233
Ultratech, Inc. *	47,700	952,092
Veeco Instruments, Inc. *	64,839	1,913,399
Xcerra Corp. *	84,400	829,652

		102,649,341

Software & Services 9.4%
A10 Networks, Inc. *(c)	18,700	85,085
ACI Worldwide, Inc. *	178,145	4,102,679
Actua Corp. *	69,600	1,007,112
Acxiom Corp. *	117,600	2,053,296
Advent Software, Inc.	79,028	3,430,606
Amber Road, Inc. *	13,100	114,756
American Software, Inc., Class A	45,000	436,950
Angie’s List, Inc. *(c)	60,200	353,374
Aspen Technology, Inc. *	139,457	6,190,496
AVG Technologies N.V. *	51,100	1,222,312
Bankrate, Inc. *	98,300	1,218,920
Barracuda Networks, Inc. *	11,600	470,148
Bazaarvoice, Inc. *	68,500	368,530
Benefitfocus, Inc. *(c)	7,400	255,670
Blackbaud, Inc.	68,569	3,464,792
Blackhawk Network Holdings, Inc. *	80,202	2,949,028
Blucora, Inc. *	63,100	862,577
Borderfree, Inc. *	8,800	55,616
Bottomline Technologies de, Inc. *	56,700	1,517,292
Box, Inc., Class A *(c)	20,500	350,755
Brightcove, Inc. *	49,900	345,308
BroadSoft, Inc. *	42,200	1,335,208
CACI International, Inc., Class A *	35,158	3,102,342
Callidus Software, Inc. *	86,000	1,062,100
Carbonite, Inc. *	26,000	266,240
Cardtronics, Inc. *	69,100	2,607,143
Care.com, Inc. *(c)	9,800	62,916
Cass Information Systems, Inc.	17,640	922,043
ChannelAdvisor Corp. *	30,400	310,992
Ciber, Inc. *	120,800	426,424
Cimpress N.V. *	50,200	4,213,788
CommVault Systems, Inc. *	71,600	3,275,700
Computer Task Group, Inc.	20,200	166,246
comScore, Inc. *	50,800	2,659,888
Comverse, Inc. *	32,070	785,715
Constant Contact, Inc. *	46,785	1,630,457
Convergys Corp.	148,900	3,377,052
Cornerstone OnDemand, Inc. *	82,700	2,367,701
Coupons.com, Inc. *(c)	17,700	221,781
Covisint Corp. *	58,312	114,292
CSG Systems International, Inc.	51,100	1,488,032
Cvent, Inc. *	26,300	706,944
Cyan, Inc. *(c)	39,400	146,962
Datalink Corp. *	27,300	315,588
Dealertrack Technologies, Inc. *	81,064	3,186,626
Demand Media, Inc. *	14,550	93,266
Demandware, Inc. *	44,100	2,716,560
DHI Group, Inc. *	53,000	402,800
Digimarc Corp.	10,300	241,020
EarthLink Holdings Corp.	147,381	697,112
Ebix, Inc. (c)	44,300	1,208,947
Ellie Mae, Inc. *	41,700	2,293,500

32 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Endurance International Group Holdings, Inc. *(c)	44,200	810,628
EnerNOC, Inc. *	42,000	464,100
Envestnet, Inc. *	50,000	2,563,000
EPAM Systems, Inc. *	55,500	3,591,405
Epiq Systems, Inc.	48,100	861,471
ePlus, Inc. *	9,200	763,232
Euronet Worldwide, Inc. *	79,336	4,639,569
EVERTEC, Inc.	96,400	1,998,372
Everyday Health, Inc. *	11,100	136,086
ExlService Holdings, Inc. *	46,900	1,614,767
Fair Isaac Corp.	48,100	4,254,926
Five9, Inc. *	15,000	81,450
Fleetmatics Group plc *	54,800	2,497,784
Forrester Research, Inc.	16,017	557,231
Gigamon, Inc. *	35,500	1,044,765
Global Cash Access Holdings, Inc. *	103,300	764,420
Global Sources Ltd. *	25,900	143,486
Globant S.A. *	14,600	306,746
Glu Mobile, Inc. *	131,900	891,644
Gogo, Inc. *(c)	82,000	1,733,480
GrubHub, Inc. *	13,100	539,327
GTT Communications, Inc. *	20,700	377,982
Guidance Software, Inc. *	31,700	185,128
Guidewire Software, Inc. *	103,927	5,191,154
Heartland Payment Systems, Inc.	53,800	2,738,420
Higher One Holdings, Inc. *	43,800	123,078
Hortonworks, Inc. *(c)	12,500	252,125
HubSpot, Inc. *(c)	8,900	344,519
IGATE Corp. *	58,356	2,775,411
Imperva, Inc. *	39,742	1,813,030
Infoblox, Inc. *	86,300	2,033,228
Information Services Group, Inc.	47,900	188,247
Interactive Intelligence Group, Inc. *	23,473	1,032,343
Internap Corp. *	96,000	902,400
Intralinks Holdings, Inc. *	61,600	603,680
j2 Global, Inc.	71,228	4,941,086
Jive Software, Inc. *	82,300	442,774
Kofax, Ltd. *	108,900	1,201,167
Limelight Networks, Inc. *	90,900	336,330
Lionbridge Technologies, Inc. *	99,900	554,445
Liquidity Services, Inc. *	35,400	331,344
LivePerson, Inc. *	78,700	739,780
LogMeIn, Inc. *	35,600	2,284,808
Luxoft Holding, Inc. *	11,500	596,045
Manhattan Associates, Inc. *	112,888	5,933,393
ManTech International Corp., Class A	34,500	1,008,435
Marchex, Inc., Class B	48,200	204,850
Marin Software, Inc. *	38,600	233,144
Marketo, Inc. *	37,600	1,069,720
MAXIMUS, Inc.	102,237	6,544,190
Mentor Graphics Corp.	149,167	3,569,566
MicroStrategy, Inc., Class A *	13,462	2,451,699
Millennial Media, Inc. *(c)	110,600	171,430
MobileIron, Inc. *(c)	26,100	157,122
Model N, Inc. *	28,300	332,525
ModusLink Global Solutions, Inc. *	58,700	205,450
MoneyGram International, Inc. *	42,800	331,700
Monotype Imaging Holdings, Inc.	58,600	1,899,226
Monster Worldwide, Inc. *	133,500	786,315
NetScout Systems, Inc. *	55,200	2,268,720
NeuStar, Inc., Class A *(c)	83,179	2,495,370
New Relic, Inc. *(c)	10,300	334,647
NIC, Inc.	96,800	1,645,600
OPOWER, Inc. *(c)	11,400	114,000
Park City Group, Inc. *(c)	14,000	151,900
Paycom Software, Inc. *	9,600	303,456
Pegasystems, Inc.	53,200	1,145,928
Perficient, Inc. *	49,897	1,029,375
PRGX Global, Inc. *	41,500	175,960
Progress Software Corp. *	74,620	1,969,968
Proofpoint, Inc. *	59,700	3,222,606
PROS Holdings, Inc. *	34,000	755,820
Q2 Holdings, Inc. *	14,500	295,075
QAD, Inc., Class A	14,100	343,758
Qlik Technologies, Inc. *	137,121	4,770,440
Qualys, Inc. *	29,500	1,460,840
QuinStreet, Inc. *	44,900	243,807
Rally Software Development Corp. *	36,500	527,790
RealNetworks, Inc. *	52,657	345,957
RealPage, Inc. *	76,600	1,519,744
Reis, Inc.	11,900	270,487
RetailMeNot, Inc. *	45,200	830,776
Rightside Group Ltd. *	14,550	118,437
Rocket Fuel, Inc. *(c)	26,900	215,469
Rosetta Stone, Inc. *	31,100	259,996
Sapiens International Corp. N.V. *(c)	43,366	378,585
Science Applications International Corp.	60,500	3,031,050
SciQuest, Inc. *	48,200	740,834
Seachange International, Inc. *	46,700	313,357
ServiceSource International, Inc. *	105,500	376,635
Shutterstock, Inc. *	24,200	1,633,258
Silver Spring Networks, Inc. *	51,400	499,608
SPS Commerce, Inc. *	25,500	1,664,130
SS&C Technologies Holdings, Inc.	102,700	6,179,459
Stamps.com, Inc. *	21,700	1,343,013
Sykes Enterprises, Inc. *	60,293	1,509,134
Synchronoss Technologies, Inc. *	51,800	2,376,584
Syntel, Inc. *	45,800	2,061,916
Take-Two Interactive Software, Inc. *	125,312	2,969,894
Tangoe, Inc. *	56,800	777,024
TechTarget, Inc. *	31,700	342,994
TeleCommunication Systems, Inc., Class A *	67,800	211,536
Telenav, Inc. *	40,000	334,400
TeleTech Holdings, Inc.	27,200	705,568
Textura, Corp. *(c)	27,400	717,058
The Hackett Group, Inc.	40,800	391,680
The Rubicon Project, Inc. *	11,600	202,652
The Ultimate Software Group, Inc. *	42,482	7,061,358
TiVo, Inc. *	150,203	1,659,743
Travelzoo, Inc. *	9,800	128,772
Tremor Video, Inc. *(c)	59,800	149,500

See financial notes 33

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
TrueCar, Inc. *(c)	11,400	175,788
TubeMogul, Inc. *(c)	3,525	50,760
Tyler Technologies, Inc. *	49,952	6,091,646
Unisys Corp. *	77,550	1,688,264
Unwired Planet, Inc. *	122,695	72,427
Varonis Systems, Inc. *	7,900	227,125
VASCO Data Security International, Inc. *(c)	45,900	1,166,778
Verint Systems, Inc. *	92,572	5,686,698
VirnetX Holding Corp. *(c)	65,700	424,422
Virtusa Corp. *	38,100	1,516,380
Vringo, Inc. *	95,600	59,272
Web.com Group, Inc. *	83,100	1,526,547
WebMD Health Corp. *	56,800	2,507,720
WEX, Inc. *	58,476	6,590,830
Wix.com Ltd. *	20,300	395,241
Workiva, Inc. *(c)	14,300	206,921
XO Group, Inc. *	39,800	647,148
Xoom Corp. *(c)	45,400	802,218
Yodlee, Inc. *	6,300	80,262
YuMe, Inc. *(c)	29,400	150,822
Zendesk, Inc. *	16,700	385,102
Zix Corp. *	88,900	378,714

		253,812,618

Technology Hardware & Equipment 4.6%
ADTRAN, Inc.	82,800	1,375,308
Aerohive Networks, Inc. *	12,000	73,080
Agilysys, Inc. *	24,000	225,840
Alliance Fiber Optic Products, Inc.	16,400	301,104
Anixter International, Inc. *	42,024	2,966,894
Applied Optoelectronics, Inc. *	21,700	309,876
Aruba Networks, Inc. *	164,400	4,045,884
Badger Meter, Inc.	21,940	1,365,107
Bel Fuse, Inc., Class B	14,100	289,473
Belden, Inc.	65,916	5,533,648
Benchmark Electronics, Inc. *	81,294	1,912,848
Black Box Corp.	24,092	479,431
CalAmp Corp. *	53,500	1,054,485
Calix, Inc. *	58,800	434,532
Checkpoint Systems, Inc.	61,644	638,632
Ciena Corp. *	154,800	3,297,240
Clearfield, Inc. *(c)	16,700	226,285
Cognex Corp. *	131,403	5,898,681
Coherent, Inc. *	36,651	2,199,060
Comtech Telecommunications Corp.	25,300	731,170
Control4 Corp. *(c)	16,800	196,896
Cray, Inc. *	59,800	1,679,782
CTS Corp.	52,200	936,468
CUI Global, Inc. *	30,300	166,953
Daktronics, Inc.	59,300	636,289
Digi International, Inc. *	33,900	342,390
Dot Hill Systems Corp. *	88,000	552,640
DTS, Inc. *	24,942	894,171
Eastman Kodak Co. *	25,900	501,683
Electro Rent Corp.	25,200	273,168
Electro Scientific Industries, Inc.	39,800	226,860
Electronics for Imaging, Inc. *	68,609	2,863,053
Emulex Corp. *	111,137	891,319
Extreme Networks, Inc. *	135,200	340,704
Fabrinet *	51,500	932,665
FARO Technologies, Inc. *	25,200	1,003,716
FEI Co.	64,400	4,859,624
Finisar Corp. *	157,500	3,201,975
GSI Group, Inc. *	48,200	640,096
Harmonic, Inc. *	133,500	935,835
II-VI, Inc. *	76,900	1,368,051
Immersion Corp. *	46,379	502,285
Infinera Corp. *	183,100	3,442,280
Insight Enterprises, Inc. *	60,100	1,720,062
InterDigital, Inc.	54,600	2,987,712
Intevac, Inc. *	35,100	169,884
InvenSense, Inc. *(c)	113,500	1,693,420
Itron, Inc. *	61,600	2,208,976
Ixia *	90,364	1,082,561
Kemet Corp. *	59,100	255,312
Kimball Electronics, Inc. *	38,700	494,973
KVH Industries, Inc. *	30,800	415,492
Littelfuse, Inc.	33,200	3,253,268
Maxwell Technologies, Inc. *(c)	43,400	243,040
Mercury Systems, Inc. *	54,201	748,516
Mesa Laboratories, Inc.	3,600	305,604
Methode Electronics, Inc.	56,300	2,390,498
Mitel Networks Corp. *	26,930	250,180
MTS Systems Corp.	21,775	1,536,879
Multi-Fineline Electronix, Inc. *	12,100	282,898
NETGEAR, Inc. *	54,000	1,634,580
Newport Corp. *	57,700	1,100,339
Nimble Storage, Inc. *(c)	13,600	332,656
Numerex Corp., Class A *	25,600	281,344
Oclaro, Inc. *(c)	137,300	263,616
OSI Systems, Inc. *	29,900	2,009,579
Park Electrochemical Corp.	32,946	715,587
ParkerVision, Inc. *(c)	144,400	98,192
PC Connection, Inc.	17,700	429,933
Plantronics, Inc.	64,993	3,462,177
Plexus Corp. *	52,362	2,254,184
Polycom, Inc. *	202,700	2,645,235
Procera Networks, Inc. *	28,000	322,280
QLogic Corp. *	139,300	2,047,710
Quantum Corp. *	324,083	651,407
RealD, Inc. *	60,400	741,712
Rofin-Sinar Technologies, Inc. *	40,036	947,252
Rogers Corp. *	27,867	2,026,209
Ruckus Wireless, Inc. *	95,100	1,110,768
Sanmina Corp. *	120,600	2,451,798
ScanSource, Inc. *	44,805	1,785,479
ShoreTel, Inc. *	105,257	732,589
Silicon Graphics International Corp. *	53,400	433,074
Sonus Networks, Inc. *	72,111	571,119
Speed Commerce, Inc. *	57,100	17,227
Super Micro Computer, Inc. *	50,600	1,455,762
SYNNEX Corp.	41,800	3,197,700
TESSCO Technologies, Inc.	7,400	186,998
TTM Technologies, Inc. *	86,250	806,437
Ubiquiti Networks, Inc.	48,200	1,377,074
Universal Display Corp. *	60,952	2,686,155
ViaSat, Inc. *	63,319	3,806,738
Viasystems Group, Inc. *	7,000	124,460
Violin Memory, Inc. *(c)	117,600	401,016

34 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Vishay Precision Group, Inc. *	16,500	235,455

		124,130,597

Telecommunication Services 0.8%
8x8, Inc. *	127,000	1,108,710
Atlantic Tele-Network, Inc.	15,200	1,003,504
Boingo Wireless, Inc. *	37,100	306,446
Cincinnati Bell, Inc. *	303,745	1,041,845
Cogent Communications Holdings, Inc.	71,600	2,505,284
Consolidated Communications Holdings, Inc.	76,274	1,607,093
FairPoint Communications, Inc. *	28,900	569,908
General Communication, Inc., Class A *	50,300	797,758
Globalstar, Inc. *(c)	402,800	1,043,252
Hawaiian Telcom Holdco, Inc. *	16,213	427,050
IDT Corp., Class B	31,300	533,039
inContact, Inc. *	101,000	1,045,350
Inteliquent, Inc.	54,500	1,036,045
Intelsat S.A. *	40,100	504,859
Iridium Communications, Inc. *	116,700	1,186,839
Lumos Networks Corp.	25,400	359,156
magicJack VocalTec Ltd. *(c)	26,400	171,600
NTELOS Holdings Corp.	26,050	151,351
ORBCOMM, Inc. *	82,700	497,854
Premiere Global Services, Inc. *	70,000	714,700
RingCentral, Inc., Class A *	41,100	708,153
Shenandoah Telecommunications Co.	34,800	1,199,208
Spok Holdings, Inc.	36,600	688,995
Vonage Holdings Corp. *	260,200	1,204,726

		20,412,725

Transportation 1.9%
Air Transport Services Group, Inc. *	72,100	671,972
Allegiant Travel Co.	20,900	3,213,584
ArcBest Corp.	40,572	1,448,420
Atlas Air Worldwide Holdings, Inc. *	37,400	1,822,876
Baltic Trading Ltd. (c)	72,200	102,524
Celadon Group, Inc.	32,600	842,384
Echo Global Logistics, Inc. *	34,500	997,050
Forward Air Corp.	45,682	2,301,002
Golden Ocean Group Ltd. (c)	112,200	558,756
Hawaiian Holdings, Inc. *	66,000	1,523,280
Heartland Express, Inc.	79,800	1,669,416
Hub Group, Inc., Class A *	57,034	2,275,657
International Shipholding Corp.	7,300	80,154
JetBlue Airways Corp. *	395,414	8,117,849
Knight Transportation, Inc.	88,400	2,554,760
Marten Transport Ltd.	42,465	945,271
Matson, Inc.	67,600	2,737,800
Navios Maritime Holdings, Inc.	116,400	441,156
P.A.M. Transportation Services, Inc. *	4,000	234,360
Park-Ohio Holdings Corp.	13,600	630,088
Patriot Transportation Holding, Inc. *	2,899	74,823
Quality Distribution, Inc. *	40,200	398,784
Republic Airways Holdings, Inc. *	74,100	906,984
Roadrunner Transportation Systems, Inc. *	40,900	1,000,823
Safe Bulkers, Inc.	57,100	204,418
Saia, Inc. *	37,900	1,544,425
Scorpio Bulkers, Inc. *(c)	197,400	475,734
SkyWest, Inc.	73,612	1,004,804
Swift Transportation Co. *	130,000	3,146,000
Ultrapetrol Bahamas Ltd. *	33,800	41,912
Universal Truckload Services, Inc.	11,747	249,506
USA Truck, Inc. *	9,200	225,952
UTi Worldwide, Inc. *	137,300	1,239,819
Virgin America, Inc. *	21,400	615,036
Werner Enterprises, Inc.	70,449	1,892,965
Wesco Aircraft Holdings, Inc. *	76,900	1,205,792
XPO Logistics, Inc. *	80,069	3,883,347
YRC Worldwide, Inc. *	47,200	736,320

		52,015,803

Utilities 3.5%
Abengoa Yield plc	46,100	1,563,251
ALLETE, Inc.	68,254	3,433,176
American States Water Co.	55,800	2,142,162
Artesian Resources Corp., Class A	10,500	226,170
Atlantic Power Corp.	217,000	705,250
Avista Corp.	90,630	2,956,351
Black Hills Corp.	65,398	3,223,467
California Water Service Group	71,574	1,708,471
Chesapeake Utilities Corp.	20,700	989,046
Cleco Corp.	92,900	5,049,115
Connecticut Water Service, Inc.	15,000	540,000
Dynegy, Inc. *	183,800	6,115,026
El Paso Electric Co.	60,303	2,243,875
IDACORP, Inc.	76,043	4,587,674
MGE Energy, Inc.	50,940	2,112,991
Middlesex Water Co.	25,485	580,294
New Jersey Resources Corp.	126,700	3,865,617
Northwest Natural Gas Co.	39,895	1,863,097
NorthWestern Corp.	70,069	3,649,894
NRG Yield, Inc., Class A	36,200	1,781,040
ONE Gas, Inc.	76,300	3,202,311
Ormat Technologies, Inc.	51,273	1,876,079
Otter Tail Corp.	59,509	1,779,914
Pattern Energy Group, Inc.	69,900	2,025,702
Piedmont Natural Gas Co., Inc.	117,906	4,414,401
PNM Resources, Inc.	118,200	3,283,596
Portland General Electric Co.	118,846	4,178,625
SJW Corp.	24,600	719,550
South Jersey Industries, Inc.	50,660	2,672,315
Southwest Gas Corp.	68,596	3,772,780
Spark Energy, Inc., Class A	6,900	86,250
TerraForm Power, Inc., Class A *	41,012	1,621,204
The Empire District Electric Co.	62,100	1,463,697
The Laclede Group, Inc.	67,821	3,521,945
The York Water Co.	26,600	669,256
UIL Holdings Corp.	84,010	4,190,419
Unitil Corp.	22,100	755,820
Vivint Solar, Inc. *	27,000	381,240

See financial notes 35

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
WGL Holdings, Inc.	80,824	4,446,128

		94,397,199

Total Common Stock
(Cost $1,852,070,505)		2,674,435,521

Rights 0.0% of net assets

Automobiles & Components 0.0%
Contra Furiex Pharmaceuticals CVR *(a)(b)	11,000	107,470

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Omthera Pharmaceutical CVR *(a)(b)	8,400	—

Telecommunication Services 0.0%
Contra Leap Wireless CVR *(a)(b)	84,700	213,444

Total Rights
(Cost $320,914)		320,914

Warrants 0.0% of net assets

Energy 0.0%
Magnum Hunter Resources Corp. *(a)(b)	24,500	—

Total Warrants
(Cost $—)		—

Other Investment Company 4.3% of net assets

Securities Lending Collateral 4.3%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (d)	115,143,210	115,143,210

Total Other Investment Company
(Cost $115,143,210)		115,143,210

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.7% of net assets

Time Deposit 0.7%
JPMorgan Chase Bank
0.03%, 05/01/15	20,490,679	20,490,679

Total Short-Term Investment
(Cost $20,490,679)		20,490,679

End of Investments.

At 04/30/15 tax basis cost of the fund’s investments was $1,996,452,668 and the unrealized appreciation and depreciation were $987,306,362 and ($173,368,706), respectively, with a net unrealized appreciation of $813,937,656.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $320,914 or 0.0% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $109,679,654.
(d)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 04/30/15:

		Contract	Unrealized
	Number of	Value	Depreciation
	Contracts	($)	($)

Futures Contracts

Russell 2000 Index, mini, Long, expires 06/19/15	150	18,246,000	(697,425)

36 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings as of April 30, 2015 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.csimfunds.com/schwabfunds_prospectus.

		Cost	Value
Holdings by Category		($)	($)

99.0%	Common Stock	2,747,125,132	4,442,966,253
0.0%	Rights	32,983	32,760
0.0%	Warrants	—	—
0.7%	Other Investment Company	32,064,921	32,064,921
0.8%	Short-Term Investment	33,950,307	33,950,307

100.5%	Total Investments	2,813,173,343	4,509,014,241
(0.5%)	Other Assets and Liabilities, Net		(21,097,103)

100.0%	Net Assets		4,487,917,138

	Number	Value
Security	of Shares	($)

Common Stock 99.0% of net assets

Automobiles & Components 1.2%
American Axle & Manufacturing Holdings, Inc. *	13,400	334,062
Autoliv, Inc.	15,800	1,875,776
BorgWarner, Inc.	44,800	2,652,160
Cooper Tire & Rubber Co.	8,900	378,161
Cooper-Standard Holding, Inc. *	2,500	152,550
Dana Holding Corp.	35,200	759,264
Delphi Automotive plc	55,685	4,621,855
Dorman Products, Inc. *	5,000	234,150
Drew Industries, Inc.	5,400	306,018
Federal-Mogul Holdings Corp. *	22,200	286,380
Ford Motor Co.	775,940	12,259,852
General Motors Co.	258,785	9,073,002
Gentex Corp.	59,600	1,034,060
Gentherm, Inc. *	5,307	279,838
Harley-Davidson, Inc.	45,993	2,585,267
Johnson Controls, Inc.	123,800	6,237,044
Lear Corp.	14,000	1,554,420
Modine Manufacturing Co. *	12,100	148,709
Remy International, Inc.	2,946	65,548
Standard Motor Products, Inc.	7,500	283,500
Stoneridge, Inc. *	13,100	157,724
Strattec Security Corp.	1,500	112,605
Tenneco, Inc. *	10,080	589,176
Tesla Motors, Inc. *(c)	18,170	4,107,328
The Goodyear Tire & Rubber Co.	60,637	1,719,969
Thor Industries, Inc.	7,500	451,275
Tower International, Inc. *	5,564	143,885
TRW Automotive Holdings Corp. *	22,500	2,363,850
Visteon Corp. *	8,000	811,200
Winnebago Industries, Inc.	7,400	153,254

		55,731,882

Banks 5.8%
1st Source Corp.	5,528	172,031
Ameris Bancorp	6,348	158,637
Arrow Financial Corp.	3,457	90,089
Associated Banc-Corp.	25,000	470,250
Astoria Financial Corp.	19,300	254,181
BancFirst Corp.	2,300	132,756
BancorpSouth, Inc.	16,112	390,072
Bank Mutual Corp.	18,268	131,347
Bank of America Corp.	2,035,501	32,425,531
Bank of Hawaii Corp.	6,500	392,535
Bank of the Ozarks, Inc.	11,200	434,112
BankUnited, Inc.	19,696	647,211
Banner Corp.	5,571	251,921
BB&T Corp.	149,358	5,718,918
BBCN Bancorp, Inc.	19,100	271,029
Beneficial Bancorp, Inc. *	9,899	114,828
Berkshire Hills Bancorp, Inc.	8,000	224,080
BNC Bancorp	11,012	200,969
BofI Holding, Inc. *	2,100	192,801
BOK Financial Corp.	3,740	243,811
Boston Private Financial Holdings, Inc.	20,729	272,586
Brookline Bancorp, Inc.	11,705	126,063
Bryn Mawr Bank Corp.	3,400	102,306
Camden National Corp.	2,500	95,800
Capital Bank Financial Corp., Class A *	10,300	279,336
Capital City Bank Group, Inc.	6,875	96,731
Capitol Federal Financial, Inc.	21,963	263,556
Cardinal Financial Corp.	3,700	76,331
Cathay General Bancorp	16,006	457,451
CenterState Banks, Inc.	17,590	213,894
Central Pacific Financial Corp.	10,269	235,160
Century Bancorp, Inc., Class A	800	30,904
Chemical Financial Corp.	8,683	268,305
CIT Group, Inc.	43,200	1,945,296
Citigroup, Inc.	586,989	31,298,253
City Holding Co.	4,800	220,656
City National Corp.	10,300	959,960
Columbia Banking System, Inc.	9,951	295,545
Comerica, Inc.	39,159	1,856,528
Commerce Bancshares, Inc.	13,579	579,959
Community Bank System, Inc.	10,700	373,965
Community Trust Bancorp, Inc.	2,735	87,739
Cullen/Frost Bankers, Inc.	9,100	663,754
CVB Financial Corp.	19,411	303,782
Dime Community Bancshares, Inc.	6,875	109,450
Eagle Bancorp, Inc. *	5,760	212,314
East West Bancorp, Inc.	24,100	978,219
Essent Group Ltd. *	14,900	371,755
EverBank Financial Corp.	15,400	285,978
F.N.B. Corp.	31,061	412,179
Fifth Third Bancorp	166,314	3,326,280
First BanCorp (Puerto Rico) *	56,579	340,040
First Busey Corp.	20,200	126,048

See financial notes 37

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
First Citizens BancShares, Inc., Class A	1,900	456,646
First Commonwealth Financial Corp.	24,904	224,634
First Financial Bancorp	10,339	178,451
First Financial Bankshares, Inc. (c)	8,200	237,472
First Financial Corp.	2,600	88,270
First Horizon National Corp.	45,216	644,328
First Interstate BancSystem, Inc., Class A	8,900	240,834
First Merchants Corp.	9,041	204,055
First Midwest Bancorp, Inc.	15,825	270,608
First Niagara Financial Group, Inc.	58,465	531,739
First Republic Bank	28,724	1,674,322
First United Corp. *	2,200	18,920
FirstMerit Corp.	27,289	528,588
Flagstar Bancorp, Inc. *	8,060	138,471
Flushing Financial Corp.	6,800	130,288
Fulton Financial Corp.	28,262	343,666
Glacier Bancorp, Inc.	10,497	276,491
Great Southern Bancorp, Inc.	3,400	134,028
Hancock Holding Co.	12,344	359,334
Hanmi Financial Corp.	7,000	148,960
Heartland Financial USA, Inc.	2,500	86,025
Heritage Financial Corp.	6,135	103,682
Hilltop Holdings, Inc. *	14,975	301,147
Home BancShares, Inc.	11,500	378,120
Hudson City Bancorp, Inc.	78,531	730,338
Huntington Bancshares, Inc.	177,099	1,923,295
IBERIABANK Corp.	6,075	378,533
Independent Bank Corp., Massachusetts	5,700	237,804
Independent Bank Corp., Michigan	431	5,706
International Bancshares Corp.	13,484	350,314
Investors Bancorp, Inc.	58,997	698,524
JPMorgan Chase & Co.	718,963	45,481,599
Kearny Financial Corp. *	9,000	120,060
KeyCorp	192,190	2,777,145
Lakeland Financial Corp.	3,700	144,485
LegacyTexas Financial Group, Inc.	8,700	221,415
LendingTree, Inc. *	4,444	244,553
M&T Bank Corp.	26,666	3,191,120
MainSource Financial Group, Inc.	5,535	106,549
MB Financial, Inc.	13,857	417,511
Merchants Bancshares, Inc.	3,650	107,529
MGIC Investment Corp. *	62,600	652,292
MutualFirst Financial, Inc.	2,000	43,100
National Bank Holdings Corp., Class A	12,800	243,200
National Penn Bancshares, Inc.	32,675	339,820
Nationstar Mortgage Holdings, Inc. *	10,200	256,020
NBT Bancorp, Inc.	11,500	277,725
New York Community Bancorp, Inc.	74,285	1,276,959
Northfield Bancorp, Inc.	15,765	227,489
Northrim BanCorp, Inc.	4,281	106,683
Northwest Bancshares, Inc.	19,350	238,199
OceanFirst Financial Corp.	7,150	119,977
Ocwen Financial Corp. *(c)	18,620	158,084
OFG Bancorp	8,163	115,017
Old National Bancorp	16,800	229,488
Oritani Financial Corp.	6,000	89,400
PacWest Bancorp	15,333	691,518
Park National Corp.	4,845	400,003
People’s United Financial, Inc.	79,087	1,195,005
Peoples Financial Corp.	3,000	28,170
Pinnacle Financial Partners, Inc.	6,475	308,534
Popular, Inc. *	19,720	639,520
Premier Financial Bancorp, Inc.	2,645	39,384
PrivateBancorp, Inc.	13,000	481,910
Prosperity Bancshares, Inc.	11,300	602,742
Provident Financial Holdings, Inc.	4,350	71,993
Provident Financial Services, Inc.	14,017	252,306
Radian Group, Inc.	34,300	612,598
Regions Financial Corp.	308,873	3,036,222
Renasant Corp.	8,910	264,716
Republic Bancorp, Inc., Class A	6,521	155,069
S&T Bancorp, Inc.	4,400	118,360
Sandy Spring Bancorp, Inc.	5,900	153,754
Seacoast Banking Corp of Florida *	3,936	54,947
Shore Bancshares, Inc. *	1,250	11,513
Signature Bank *	11,500	1,542,035
Simmons First National Corp., Class A	4,000	175,000
South State Corp.	5,584	378,148
Southside Bancshares, Inc.	4,978	136,000
Southwest Bancorp, Inc.	7,800	134,394
State Bank Financial Corp.	6,200	124,062
Sterling Bancorp	19,185	249,021
Stock Yards Bancorp, Inc.	3,670	127,716
Suffolk Bancorp	4,600	110,216
Sun Bancorp, Inc. *	3,863	73,127
SunTrust Banks, Inc.	106,857	4,434,565
Susquehanna Bancshares, Inc.	27,568	370,514
SVB Financial Group *	11,800	1,566,568
Synovus Financial Corp.	22,042	609,682
TCF Financial Corp.	32,100	502,686
Texas Capital Bancshares, Inc. *	7,800	410,748
TFS Financial Corp.	19,500	285,090
The First of Long Island Corp.	6,000	150,120
The PNC Financial Services Group, Inc.	102,842	9,433,697
Timberland Bancorp, Inc.	2,000	20,800
Tompkins Financial Corp.	4,024	209,852
Towne Bank	3,800	62,890
TriCo Bancshares	5,682	132,504
TrustCo Bank Corp.	20,657	137,782
Trustmark Corp.	14,762	351,336
U.S. Bancorp	350,537	15,027,521
UMB Financial Corp.	7,774	387,067
Umpqua Holdings Corp.	31,951	543,487
Union Bankshares Corp.	12,893	280,552
United Bankshares, Inc.	12,300	462,234
United Community Banks, Inc.	11,678	217,328
United Financial Bancorp, Inc.	14,699	187,412
Valley National Bancorp	30,542	288,011
Walker & Dunlop, Inc. *	9,700	185,658
Washington Federal, Inc.	14,942	322,747
Washington Trust Bancorp, Inc.	3,600	133,272
Webster Financial Corp.	15,963	571,954
Wells Fargo & Co.	906,413	49,943,356
WesBanco, Inc.	7,756	244,392

38 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Westamerica Bancorp	5,200	226,460
Western Alliance Bancorp *	16,600	513,272
Wilshire Bancorp, Inc.	9,900	104,445
Wintrust Financial Corp.	8,900	433,786
WSFS Financial Corp.	2,000	142,340
Zions Bancorp	35,725	1,012,268

		261,466,623

Capital Goods 7.6%
3M Co.	122,357	19,135,411
A.O. Smith Corp.	17,500	1,118,250
AAON, Inc.	10,279	246,388
AAR Corp.	8,400	254,016
Actuant Corp., Class A	10,280	244,870
Acuity Brands, Inc.	7,500	1,252,125
AECOM *	31,725	1,001,241
Aegion Corp. *	4,300	79,206
Aerojet Rocketdyne Holdings, Inc. *	11,600	228,056
Aerovironment, Inc. *	4,200	107,520
AGCO Corp.	15,462	796,448
Air Lease Corp.	17,400	672,162
Aircastle Ltd.	14,100	338,118
Alamo Group, Inc.	2,500	154,450
Albany International Corp., Class A	6,718	263,346
Allegion plc	17,433	1,066,028
Allison Transmission Holdings, Inc.	28,555	876,067
Altra Industrial Motion Corp.	4,300	113,391
American Railcar Industries, Inc.	4,500	238,680
American Science & Engineering, Inc.	2,000	74,840
American Superconductor Corp. *(c)	520	3,364
American Woodmark Corp. *	4,000	202,800
AMETEK, Inc.	50,659	2,655,545
Apogee Enterprises, Inc.	6,600	347,292
Applied Industrial Technologies, Inc.	6,525	272,549
Armstrong World Industries, Inc. *	8,495	465,016
Astec Industries, Inc.	5,700	239,856
Astronics Corp. *	2,550	171,640
AZZ, Inc.	5,700	264,423
B/E Aerospace, Inc.	22,900	1,369,191
Barnes Group, Inc.	11,200	449,120
Beacon Roofing Supply, Inc. *	6,600	196,152
Blount International, Inc. *	15,900	210,834
Breeze-Eastern Corp. *	500	5,100
Briggs & Stratton Corp.	11,400	222,870
Builders FirstSource, Inc. *	17,100	218,196
Carlisle Cos., Inc.	15,000	1,447,500
Caterpillar, Inc.	118,269	10,275,211
Chart Industries, Inc. *	4,400	178,420
Chicago Bridge & Iron Co., N.V. (c)	17,800	848,170
CIRCOR International, Inc.	3,750	204,900
CLARCOR, Inc.	14,800	962,000
Colfax Corp. *	16,400	813,276
Columbus McKinnon Corp.	4,300	109,048
Comfort Systems USA, Inc.	7,700	159,313
Crane Co.	8,000	488,880
Cubic Corp.	4,500	223,110
Cummins, Inc.	32,400	4,479,624
Curtiss-Wright Corp.	9,100	664,846
Danaher Corp.	118,374	9,692,463
Deere & Co.	68,454	6,196,456
DigitalGlobe, Inc. *	12,322	396,399
Donaldson Co., Inc.	22,100	825,877
Dover Corp.	29,661	2,245,931
Ducommun, Inc. *	3,200	97,280
DXP Enterprises, Inc. *	1,700	76,585
Dycom Industries, Inc. *	5,300	243,694
Dynamic Materials Corp.	6,800	91,052
Eaton Corp. plc	93,777	6,445,293
EMCOR Group, Inc.	12,700	566,801
Emerson Electric Co.	135,608	7,977,819
Encore Wire Corp.	4,600	207,046
EnerSys	7,500	509,250
Engility Holdings, Inc.	4,116	114,713
EnPro Industries, Inc.	4,900	313,649
ESCO Technologies, Inc.	3,900	143,130
Esterline Technologies Corp. *	5,900	656,611
Exelis, Inc.	34,900	855,748
Fastenal Co.	56,432	2,405,132
Federal Signal Corp.	12,800	201,216
Flowserve Corp.	27,700	1,621,281
Fluor Corp.	28,519	1,715,133
Fortune Brands Home & Security, Inc.	27,400	1,222,040
Franklin Electric Co., Inc.	9,700	350,752
FreightCar America, Inc.	2,500	65,225
FuelCell Energy, Inc. *(c)	29,400	36,162
Furmanite Corp. *	7,200	52,560
GATX Corp.	8,900	484,160
Generac Holdings, Inc. *	12,500	521,125
General Cable Corp.	6,700	109,277
General Dynamics Corp.	59,500	8,170,540
General Electric Co.	1,946,712	52,716,961
Gibraltar Industries, Inc. *	6,300	104,328
Graco, Inc.	10,812	774,355
GrafTech International Ltd. *	16,600	80,344
Granite Construction, Inc.	8,150	282,886
Great Lakes Dredge & Dock Corp. *	11,600	67,280
Griffon Corp.	15,100	253,831
H&E Equipment Services, Inc.	6,800	168,096
Hardinge, Inc.	4,800	51,648
Harsco Corp.	11,300	181,704
HD Supply Holdings, Inc. *	34,600	1,141,800
HEICO Corp.	15,175	847,372
Hexcel Corp.	16,400	822,460
Hillenbrand, Inc.	8,800	258,632
Honeywell International, Inc.	150,280	15,166,258
Hubbell, Inc., Class B	11,300	1,229,779
Huntington Ingalls Industries, Inc.	8,172	1,075,353
Hyster-Yale Materials Handling, Inc.	2,300	168,682
IDEX Corp.	19,025	1,427,065
Illinois Tool Works, Inc.	69,000	6,457,020
Ingersoll-Rand plc	51,700	3,403,928
Integrated Electrical Services, Inc. *	5,105	41,912
ITT Corp.	15,000	594,750
Jacobs Engineering Group, Inc. *	21,700	930,062
John Bean Technologies Corp.	4,983	192,294

See financial notes 39

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Joy Global, Inc.	17,550	748,332
Kadant, Inc.	3,001	152,931
Kaman Corp.	5,700	237,747
KBR, Inc.	24,000	419,280
Kennametal, Inc.	14,700	520,527
KLX, Inc. *	9,000	377,190
Kratos Defense & Security Solutions, Inc. *	10,180	55,685
L-3 Communications Holdings, Inc.	16,200	1,861,542
L.B. Foster Co., Class A	1,400	59,822
Lawson Products, Inc. *	5,500	128,975
Layne Christensen Co. *(c)	4,500	30,240
Lennox International, Inc.	7,471	791,627
Lincoln Electric Holdings, Inc.	13,600	909,296
Lindsay Corp. (c)	3,100	245,489
Lockheed Martin Corp.	52,035	9,709,731
Lydall, Inc. *	5,500	147,620
Magnetek, Inc. *	1,650	63,542
Masco Corp.	69,200	1,833,108
Masonite International Corp. *	4,000	264,800
MasTec, Inc. *	15,750	282,555
Meritor, Inc. *	22,600	296,512
Moog, Inc., Class A *	7,587	530,180
MRC Global, Inc. *	15,600	227,760
MSC Industrial Direct Co., Inc., Class A	8,000	568,480
Mueller Industries, Inc.	11,800	413,472
Mueller Water Products, Inc., Class A	23,139	216,581
MYR Group, Inc. *	8,500	249,220
National Presto Industries, Inc. (c)	2,900	181,482
Navistar International Corp. *	11,600	347,536
NCI Building Systems, Inc. *	14,480	224,150
NN, Inc.	1,800	45,288
Nordson Corp.	9,500	756,675
Nortek, Inc. *	3,200	270,784
Northrop Grumman Corp.	37,659	5,800,992
NOW, Inc. *(c)	18,205	435,099
Omega Flex, Inc.	700	20,853
Orbital ATK, Inc.	11,194	818,953
Oshkosh Corp.	14,300	769,912
Owens Corning	26,800	1,036,088
PACCAR, Inc.	67,022	4,379,888
Pall Corp.	18,500	1,800,420
Parker-Hannifin Corp.	28,900	3,449,504
Pentair plc	34,885	2,168,103
Polypore International, Inc. *	10,900	638,304
Powell Industries, Inc.	2,800	92,932
Precision Castparts Corp.	28,002	5,787,733
Preformed Line Products Co.	1,000	41,950
Primoris Services Corp.	6,900	132,687
Proto Labs, Inc. *	4,800	336,000
Quanex Building Products Corp.	6,125	118,212
Quanta Services, Inc. *	46,271	1,337,695
Raven Industries, Inc.	5,600	111,664
Raytheon Co.	58,277	6,060,808
RBC Bearings, Inc.	6,000	437,940
Regal Beloit Corp.	8,700	680,340
Rexnord Corp. *	29,900	792,051
Rockwell Automation, Inc.	28,431	3,371,917
Rockwell Collins, Inc.	24,200	2,355,386
Roper Technologies, Inc.	20,959	3,524,675
Rush Enterprises, Inc., Class A *	8,200	214,348
Sensata Technologies Holding N.V. *	34,800	1,921,308
Simpson Manufacturing Co., Inc.	6,200	203,236
Snap-on, Inc.	10,580	1,582,239
SolarCity Corp. *(c)	9,100	546,455
Spirit AeroSystems Holdings, Inc., Class A *	22,800	1,160,292
SPX Corp.	7,110	547,470
Standex International Corp.	3,000	242,610
Stanley Black & Decker, Inc.	31,713	3,130,073
Sun Hydraulics Corp.	5,600	217,896
TAL International Group, Inc. *	6,000	231,240
TASER International, Inc. *	11,800	356,242
Tecumseh Products Co. *	9,100	29,757
Teledyne Technologies, Inc. *	6,757	709,282
Tennant Co.	4,200	270,018
Terex Corp.	18,400	505,264
Textainer Group Holdings Ltd.	9,500	287,850
Textron, Inc.	61,300	2,695,974
The Babcock & Wilcox Co.	17,400	562,368
The Boeing Co.	126,736	18,166,338
The Gorman-Rupp Co.	5,141	139,373
The Greenbrier Cos., Inc. (c)	5,800	334,602
The KEYW Holding Corp. *(c)	8,400	81,060
The Manitowoc Co., Inc.	23,200	457,736
The Middleby Corp. *	11,500	1,165,410
The Timken Co.	13,100	514,699
The Toro Co.	10,600	710,624
Thermon Group Holdings, Inc. *	9,500	221,065
Titan International, Inc.	6,925	71,951
Titan Machinery, Inc. *(c)	3,600	52,740
TransDigm Group, Inc.	9,400	1,994,022
Trex Co., Inc. *	5,400	253,368
TriMas Corp. *	9,293	261,784
Trinity Industries, Inc.	28,300	766,647
Triumph Group, Inc.	8,100	479,844
Tutor Perini Corp. *	7,100	150,520
United Rentals, Inc. *	18,900	1,825,362
United Technologies Corp.	162,428	18,476,185
Universal Forest Products, Inc.	4,600	254,472
USG Corp. *	16,900	448,526
Valmont Industries, Inc.	4,300	541,886
Vectrus, Inc. *	1,938	49,535
Veritiv Corp. *	1,466	58,259
Vicor Corp. *	9,900	150,975
W.W. Grainger, Inc.	12,100	3,006,003
Wabash National Corp. *	11,200	157,024
WABCO Holdings, Inc. *	10,233	1,273,497
Wabtec Corp.	19,456	1,829,837
Watsco, Inc.	4,200	505,218
Watts Water Technologies, Inc., Class A	4,000	218,200
WESCO International, Inc. *	8,100	584,334
Woodward, Inc.	10,500	494,025
Xylem, Inc.	30,500	1,129,110

		341,364,477

Commercial & Professional Supplies 1.1%
ABM Industries, Inc.	7,200	230,760
Acacia Research Corp.	15,600	171,912

40 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
ACCO Brands Corp. *	42,001	330,548
AMREP Corp. *	2,500	12,950
ARC Document Solutions, Inc. *	7,000	59,780
Brady Corp., Class A	6,400	170,432
Casella Waste Systems, Inc., Class A *	13,300	72,884
CDI Corp.	5,500	75,020
Cenveo, Inc. *	7,300	14,454
Cintas Corp.	19,650	1,571,018
Civeo Corp.	17,200	80,324
Clean Harbors, Inc. *	9,100	502,775
Compx International, Inc.	2,000	23,260
Copart, Inc. *	27,218	968,144
Covanta Holding Corp.	26,400	535,656
CRA International, Inc. *	4,200	122,640
Deluxe Corp.	7,600	492,100
Ennis, Inc.	6,500	99,970
Equifax, Inc.	21,895	2,122,282
Exponent, Inc.	3,300	292,413
FTI Consulting, Inc. *	5,700	234,327
G&K Services, Inc., Class A	4,100	289,460
GP Strategies Corp. *	1,500	48,885
Healthcare Services Group, Inc.	12,656	383,097
Heidrick & Struggles International, Inc.	5,000	120,300
Herman Miller, Inc.	8,700	238,467
HNI Corp.	6,400	298,496
Hudson Global, Inc. *	3,220	8,404
Huron Consulting Group, Inc. *	5,000	303,100
ICF International, Inc. *	6,500	250,250
IHS, Inc., Class A *	15,200	1,907,144
InnerWorkings, Inc. *	7,400	46,842
Insperity, Inc.	6,800	327,488
Interface, Inc.	8,400	182,532
KAR Auction Services, Inc.	29,400	1,093,974
Kelly Services, Inc., Class A	5,700	93,594
Kforce, Inc.	7,105	161,568
Kimball International, Inc., Class B	9,100	92,092
Knoll, Inc.	7,000	159,390
Korn/Ferry International	6,600	208,098
ManpowerGroup, Inc.	14,537	1,240,442
Mastech Holdings, Inc. *	675	6,716
Matthews International Corp., Class A	5,300	257,209
McGrath RentCorp	4,600	152,306
Mistras Group, Inc. *	4,000	71,840
Mobile Mini, Inc.	6,200	238,948
MSA Safety, Inc.	4,700	214,978
Multi-Color Corp.	4,625	290,358
Navigant Consulting, Inc. *	14,000	202,440
Nielsen N.V.	67,100	3,015,474
NL Industries, Inc. *	7,800	57,486
On Assignment, Inc. *	6,500	218,725
Performant Financial Corp. *	7,700	22,869
Pitney Bowes, Inc.	35,500	794,135
Quad Graphics, Inc.	9,800	211,092
R.R. Donnelley & Sons Co.	36,638	682,200
Republic Services, Inc.	47,845	1,943,942
Resources Connection, Inc.	11,300	178,088
Robert Half International, Inc.	26,900	1,491,605
Rollins, Inc.	13,827	342,910
RPX Corp. *	10,300	160,268
Steelcase, Inc., Class A	11,500	202,055
Stericycle, Inc. *	16,600	2,214,938
Team, Inc. *	3,000	117,240
Tetra Tech, Inc.	13,131	355,981
The ADT Corp.	33,866	1,273,362
The Advisory Board Co. *	6,800	352,852
The Brink’s Co.	7,100	187,937
The Corporate Executive Board Co.	5,500	461,065
The Dun & Bradstreet Corp.	5,840	745,593
Towers Watson & Co., Class A	13,600	1,725,908
TRC Cos., Inc. *	3,350	25,025
TriNet Group, Inc. *	11,600	406,232
TrueBlue, Inc. *	10,100	290,678
Tyco International plc	80,758	3,180,250
UniFirst Corp.	3,700	418,951
United Stationers, Inc.	5,800	235,538
US Ecology, Inc.	3,500	164,185
Verisk Analytics, Inc., Class A *	31,000	2,326,240
Viad Corp.	3,625	96,316
Virco Mfg. Corp. *	1,170	3,112
WageWorks, Inc. *	5,000	252,000
Waste Connections, Inc.	26,412	1,252,193
Waste Management, Inc.	85,810	4,250,169
West Corp.	11,812	365,581

		47,094,262

Consumer Durables & Apparel 1.6%
Arctic Cat, Inc.	2,400	85,176
Beazer Homes USA, Inc. *	10,835	189,721
Blyth, Inc. *(c)	7,400	56,832
Brunswick Corp.	18,400	920,736
Callaway Golf Co.	31,065	300,709
Carter’s, Inc.	9,400	938,684
Cavco Industries, Inc. *	1,610	105,568
Coach, Inc.	52,508	2,006,331
Columbia Sportswear Co.	6,900	432,630
Crocs, Inc. *	15,000	198,000
CSS Industries, Inc.	4,800	136,032
D.R. Horton, Inc.	64,190	1,630,426
Deckers Outdoor Corp. *	7,500	555,000
Ethan Allen Interiors, Inc.	10,200	247,044
Flexsteel Industries, Inc.	1,900	68,419
Foamex International, Inc. *(b)(e)	2,278	—
Fossil Group, Inc. *	7,662	643,455
G-III Apparel Group Ltd. *	2,800	311,304
Garmin Ltd.	22,300	1,007,737
GoPro, Inc., Class A *(c)	5,100	255,408
Hanesbrands, Inc.	78,188	2,430,083
Harman International Industries, Inc.	13,600	1,773,168
Hasbro, Inc.	22,600	1,599,854
Helen of Troy Ltd. *	5,000	438,050
Hovnanian Enterprises, Inc., Class A *(c)	50,500	157,560
Iconix Brand Group, Inc. *	9,600	252,576
iRobot Corp. *	7,300	236,666
JAKKS Pacific, Inc. *(c)	7,500	50,025
Jarden Corp. *	33,849	1,732,392
Kate Spade & Co. *	27,500	899,250
KB Home	19,700	285,453

See financial notes 41

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
La-Z-Boy, Inc.	7,500	196,575
LeapFrog Enterprises, Inc. *	9,000	20,340
Leggett & Platt, Inc.	23,300	989,551
Lennar Corp., Class A	36,290	1,662,082
Libbey, Inc.	7,232	284,579
lululemon athletica, Inc. *	20,157	1,282,791
M.D.C. Holdings, Inc.	9,003	241,641
M/I Homes, Inc. *	3,000	67,680
Marine Products Corp.	405	2,875
Mattel, Inc.	66,200	1,864,192
Meritage Homes Corp. *	5,900	252,343
Michael Kors Holdings Ltd. *	38,700	2,393,982
Mohawk Industries, Inc. *	12,319	2,137,346
Movado Group, Inc.	5,800	169,824
NACCO Industries, Inc., Class A	1,900	93,062
Nautilus, Inc. *	9,825	165,158
Newell Rubbermaid, Inc.	54,900	2,093,337
NIKE, Inc., Class B	134,395	13,283,602
NVR, Inc. *	700	928,543
Oxford Industries, Inc.	2,500	198,625
Perry Ellis International, Inc. *	5,500	131,560
Polaris Industries, Inc.	11,781	1,613,526
PulteGroup, Inc.	68,976	1,331,237
PVH Corp.	16,411	1,696,077
Quiksilver, Inc. *	25,900	42,994
Ralph Lauren Corp.	12,400	1,654,284
Skechers U.S.A., Inc., Class A *	6,500	584,480
Skyline Corp. *	2,600	9,308
Smith & Wesson Holding Corp. *	12,400	184,326
Standard Pacific Corp. *	28,500	230,850
Stanley Furniture Co., Inc. *	6,875	18,494
Steven Madden Ltd. *	9,112	355,550
Sturm, Ruger & Co., Inc.	2,700	147,987
Superior Uniform Group, Inc.	3,200	54,400
Taylor Morrison Home Corp., Class A *	9,876	182,904
Tempur Sealy International, Inc. *	10,300	627,373
The Ryland Group, Inc.	6,700	276,174
Toll Brothers, Inc. *	31,200	1,108,848
TRI Pointe Homes, Inc. *	25,000	357,000
Tumi Holdings, Inc. *	9,200	215,188
Tupperware Brands Corp.	9,700	648,542
Under Armour, Inc., Class A *	31,300	2,427,315
Universal Electronics, Inc. *	5,200	280,488
Vera Bradley, Inc. *	11,000	156,640
VF Corp.	66,900	4,845,567
Vince Holding Corp. *	5,757	106,101
Vista Outdoor, Inc. *	11,074	484,598
Whirlpool Corp.	16,214	2,847,178
Wolverine World Wide, Inc.	15,600	479,388

		71,370,794

Consumer Services 2.1%
Ambassadors Group, Inc. *	3,400	9,758
American Public Education, Inc. *	5,600	156,184
Apollo Education Group, Inc. *	16,450	276,113
Aramark	46,800	1,438,164
Ascent Capital Group, Inc., Class A *	3,116	124,765
Belmond Ltd., Class A *	12,600	155,232
Biglari Holdings, Inc. *	279	101,977
BJ’s Restaurants, Inc. *	7,300	341,640
Bloomin’ Brands, Inc.	20,900	473,594
Bob Evans Farms, Inc.	4,200	180,684
Boyd Gaming Corp. *	21,300	281,160
Bridgepoint Education, Inc. *	13,700	120,149
Bright Horizons Family Solutions, Inc. *	4,912	246,975
Brinker International, Inc.	12,650	700,431
Buffalo Wild Wings, Inc. *	3,000	477,900
Caesars Entertainment Corp. *(c)	8,300	78,767
Career Education Corp. *	25,114	105,479
Carnival Corp.	89,239	3,923,839
Chipotle Mexican Grill, Inc. *	5,879	3,652,858
Choice Hotels International, Inc.	5,200	311,324
Churchill Downs, Inc.	2,900	345,593
Chuy’s Holdings, Inc. *	6,760	152,911
ClubCorp Holdings, Inc.	10,442	228,575
Cracker Barrel Old Country Store, Inc.	5,146	681,742
Darden Restaurants, Inc.	25,500	1,626,135
Denny’s Corp. *	21,100	219,651
DeVry Education Group, Inc.	9,400	284,256
Diamond Resorts International, Inc. *	12,100	387,321
DineEquity, Inc.	3,000	289,290
Domino’s Pizza, Inc.	9,200	992,220
Dover Downs Gaming & Entertainment, Inc. *	5,899	6,843
Dover Motorsports, Inc.	1,400	3,416
Dunkin’ Brands Group, Inc.	21,600	1,125,576
Eldorado Resorts, Inc. *	5,800	40,890
Extended Stay America, Inc.	13,200	267,432
Fiesta Restaurant Group, Inc. *	4,300	217,365
Graham Holdings Co., Class B	900	920,637
Grand Canyon Education, Inc. *	8,500	384,880
H&R Block, Inc.	54,700	1,654,128
Hilton Worldwide Holdings, Inc. *	79,147	2,292,097
Houghton Mifflin Harcourt Co. *	19,600	448,056
Hyatt Hotels Corp., Class A *	9,600	557,280
International Speedway Corp., Class A	6,445	234,340
Interval Leisure Group, Inc.	10,769	266,964
Isle of Capri Casinos, Inc. *	11,800	167,796
ITT Educational Services, Inc. *(c)	5,600	29,568
Jack in the Box, Inc.	7,000	607,390
K12, Inc. *	12,100	195,657
Krispy Kreme Doughnuts, Inc. *	14,100	250,980
La Quinta Holdings, Inc. *	15,800	380,464
Lakes Entertainment, Inc. *	3,400	29,784
Las Vegas Sands Corp.	69,800	3,691,024
Life Time Fitness, Inc. *	5,500	393,250
LifeLock, Inc. *	11,000	160,710
Luby’s, Inc. *	6,900	36,570
Marriott International, Inc., Class A	39,208	3,138,600
Marriott Vacations Worldwide Corp.	4,080	335,417
McDonald’s Corp.	185,640	17,923,542
MGM Resorts International *	69,300	1,465,695
Monarch Casino & Resort, Inc. *	8,000	146,400
Norwegian Cruise Line Holdings Ltd. *	20,700	1,004,157
Panera Bread Co., Class A *	5,600	1,021,888

42 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Papa John’s International, Inc.	6,800	417,316
Penn National Gaming, Inc. *	17,000	273,360
Pinnacle Entertainment, Inc. *	9,800	360,248
Popeyes Louisiana Kitchen, Inc. *	6,600	367,488
Red Robin Gourmet Burgers, Inc. *	2,300	172,707
Regis Corp. *	17,300	285,796
Royal Caribbean Cruises Ltd.	30,900	2,103,054
Ruby Tuesday, Inc. *	33,713	245,431
Scientific Games Corp., Class A *(c)	10,900	138,103
SeaWorld Entertainment, Inc.	12,511	265,233
Service Corp. International	35,000	968,800
ServiceMaster Global Holdings, Inc. *	11,800	407,808
Six Flags Entertainment Corp.	15,600	733,512
Sonic Corp.	12,868	368,668
Sotheby’s	11,338	484,246
Speedway Motorsports, Inc.	6,700	153,430
Starbucks Corp.	287,394	14,248,995
Starwood Hotels & Resorts Worldwide, Inc.	33,230	2,856,118
Steiner Leisure Ltd. *	3,000	144,720
Strayer Education, Inc. *	4,300	218,096
Texas Roadhouse, Inc.	16,100	540,960
The Cheesecake Factory, Inc.	7,087	355,271
The Wendy’s Co.	50,775	513,843
Vail Resorts, Inc.	7,500	744,075
Weight Watchers International, Inc. *(c)	6,500	55,575
Wyndham Worldwide Corp.	23,044	1,967,958
Wynn Resorts Ltd.	15,600	1,732,692
Yum! Brands, Inc.	85,200	7,323,792

		96,210,778

Diversified Financials 4.6%
Affiliated Managers Group, Inc. *	11,217	2,536,500
Ally Financial, Inc. *	85,600	1,873,784
American Express Co.	170,403	13,197,712
Ameriprise Financial, Inc.	35,830	4,488,782
Arlington Asset Investment Corp., Class A	6,941	150,481
Artisan Partners Asset Management, Inc., Class A	5,500	246,345
Ashford, Inc. *	103	10,274
Asta Funding, Inc. *	6,000	50,400
Atlanticus Holdings Corp. *	4,629	12,730
Berkshire Hathaway, Inc., Class B *	352,202	49,734,444
BGC Partners, Inc., Class A	28,300	283,991
BlackRock, Inc.	24,332	8,855,388
Calamos Asset Management, Inc., Class A	5,000	61,850
Capital One Financial Corp.	105,257	8,510,028
Cash America International, Inc.	6,900	178,848
CBOE Holdings, Inc.	20,800	1,170,416
CME Group, Inc.	60,450	5,495,509
Cohen & Steers, Inc.	5,400	204,444
Cowen Group, Inc., Class A *	11,889	66,460
Credit Acceptance Corp. *	2,100	496,020
Discover Financial Services	84,407	4,893,074
E*TRADE Financial Corp. *	53,233	1,532,578
Eaton Vance Corp.	22,700	932,516
Encore Capital Group, Inc. *	5,600	226,464
Enova International, Inc. *	6,313	116,854
Evercore Partners, Inc., Class A	6,500	313,560
Ezcorp, Inc., Class A *	20,600	189,520
FBR & Co. *	1,000	21,460
Federated Investors, Inc., Class B	14,650	503,960
Financial Engines, Inc.	7,800	328,926
First Cash Financial Services, Inc. *	3,800	183,692
FNFV Group *	16,478	246,346
Franklin Resources, Inc.	74,800	3,856,688
FXCM, Inc., Class A	14,077	28,295
GAMCO Investors, Inc., Class A	3,400	262,854
Green Dot Corp., Class A *	10,049	161,789
Greenhill & Co., Inc.	4,500	177,975
HFF, Inc., Class A	9,800	384,062
Interactive Brokers Group, Inc., Class A	7,600	258,020
Intercontinental Exchange, Inc.	21,886	4,914,064
INTL FCStone, Inc. *	4,437	142,428
Invesco Ltd.	88,200	3,653,244
Investment Technology Group, Inc. *	8,050	229,345
Janus Capital Group, Inc.	26,200	468,980
KCG Holdings, Inc., Class A *	15,533	199,444
Legg Mason, Inc.	17,550	924,008
Leucadia National Corp.	57,450	1,365,586
LPL Financial Holdings, Inc.	12,800	518,016
MarketAxess Holdings, Inc.	8,900	764,065
McGraw Hill Financial, Inc.	52,461	5,471,682
Moody’s Corp.	37,700	4,053,504
Morgan Stanley	304,225	11,350,635
MSCI, Inc.	20,000	1,223,800
Navient Corp.	72,000	1,406,880
Nelnet, Inc., Class A	6,400	286,528
NewStar Financial, Inc. *	13,500	155,250
Northern Trust Corp.	45,100	3,299,065
NorthStar Asset Management Group, Inc.	33,475	703,979
PHH Corp. *	7,186	180,512
PICO Holdings, Inc. *	3,700	66,637
Piper Jaffray Cos. *	3,950	199,278
PRA Group, Inc. *	9,800	536,795
Raymond James Financial, Inc.	30,750	1,738,297
RCS Capital Corp., Class A (c)	9,017	77,456
Resource America, Inc., Class A	4,000	34,160
Santander Consumer USA Holdings, Inc.	24,000	592,560
SEI Investments Co.	22,800	1,041,048
SLM Corp.	72,000	733,680
Springleaf Holdings, Inc. *	5,500	275,000
State Street Corp.	78,960	6,089,395
Stifel Financial Corp. *	11,785	622,719
Synchrony Financial *	21,900	682,185
T. Rowe Price Group, Inc.	49,500	4,018,410
TD Ameritrade Holding Corp.	56,600	2,051,750
The Bank of New York Mellon Corp.	215,118	9,108,096
The Charles Schwab Corp. (a)	224,326	6,841,943
The First Marblehead Corp. *	750	4,733
The Goldman Sachs Group, Inc.	79,155	15,547,625

See financial notes 43

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The NASDAQ OMX Group, Inc.	19,100	928,833
Virtus Investment Partners, Inc.	875	116,918
Voya Financial, Inc.	45,389	1,921,770
Waddell & Reed Financial, Inc., Class A	14,750	727,470
Walter Investment Management Corp. *(c)	5,325	93,773
Westwood Holdings Group, Inc.	1,785	104,583
WisdomTree Investments, Inc.	20,500	390,320
World Acceptance Corp. *(c)	3,000	253,860

		208,353,348

Energy 7.8%
Abraxas Petroleum Corp. *	36,200	137,560
Adams Resources & Energy, Inc.	2,300	107,180
Alon USA Energy, Inc.	8,700	139,983
Alpha Natural Resources, Inc. *(c)	29,330	23,757
Anadarko Petroleum Corp.	96,568	9,087,049
Antero Resources Corp. *	9,700	429,807
Apache Corp.	71,572	4,895,525
Approach Resources, Inc. *(c)	4,000	35,080
Arch Coal, Inc. *(c)	26,500	25,816
Atwood Oceanics, Inc.	9,500	317,110
Baker Hughes, Inc.	83,465	5,714,014
Basic Energy Services, Inc. *	8,500	86,615
Bill Barrett Corp. *	6,700	77,720
Bonanza Creek Energy, Inc. *	6,200	170,872
Bristow Group, Inc.	6,000	372,780
C&J Energy Services Ltd. *	10,200	177,990
Cabot Oil & Gas Corp.	86,400	2,922,048
California Resources Corp.	55,701	518,019
Callon Petroleum Co. *	18,200	162,708
Cameron International Corp. *	39,247	2,151,521
CARBO Ceramics, Inc. (c)	3,300	145,959
Carrizo Oil & Gas, Inc. *	6,800	378,964
Cheniere Energy, Inc. *	42,000	3,212,580
Chesapeake Energy Corp. (c)	102,430	1,615,321
Chevron Corp.	363,323	40,350,652
Cimarex Energy Co.	15,562	1,935,913
Clayton Williams Energy, Inc. *	2,500	139,175
Clean Energy Fuels Corp. *(c)	17,300	170,751
Cloud Peak Energy, Inc. *	8,700	56,463
Cobalt International Energy, Inc. *	75,700	809,990
Comstock Resources, Inc. (c)	6,400	34,368
Concho Resources, Inc. *	22,631	2,866,442
ConocoPhillips	237,731	16,146,690
CONSOL Energy, Inc.	44,600	1,448,608
Contango Oil & Gas Co. *	5,200	130,364
Continental Resources, Inc. *	17,000	894,710
Core Laboratories N.V.	9,800	1,286,544
CVR Energy, Inc.	5,100	204,204
Delek US Holdings, Inc.	10,700	395,044
Denbury Resources, Inc.	57,225	504,152
Devon Energy Corp.	74,260	5,065,275
DHT Holdings, Inc.	26,011	208,088
Diamond Offshore Drilling, Inc. (c)	11,400	381,558
Diamondback Energy, Inc. *	13,721	1,132,943
Dresser-Rand Group, Inc. *	15,200	1,256,584
Dril-Quip, Inc. *	6,700	534,124
Energen Corp.	11,700	832,689
Energy XXI Ltd. (c)	15,061	65,817
ENGlobal Corp. *	4,000	6,480
Ensco plc, Class A	41,400	1,129,392
EOG Resources, Inc.	106,048	10,493,450
EP Energy Corp., Class A *	19,147	282,801
EQT Corp.	28,600	2,572,284
Era Group, Inc. *	2,850	63,213
EXCO Resources, Inc. (c)	51,400	105,884
Exterran Holdings, Inc.	10,720	397,390
Exxon Mobil Corp.	810,099	70,778,350
FMC Technologies, Inc. *	41,664	1,837,382
Forum Energy Technologies, Inc. *	11,200	260,512
Frank’s International N.V.	14,000	291,200
Geospace Technologies Corp. *	1,800	38,880
Goodrich Petroleum Corp. *	9,800	37,926
Green Plains, Inc.	9,300	289,602
Gulf Island Fabrication, Inc.	4,100	54,079
Gulfmark Offshore, Inc., Class A (c)	4,100	61,541
Gulfport Energy Corp. *	15,603	763,611
Halcon Resources Corp. *(c)	75,700	112,793
Halliburton Co.	166,144	8,132,749
Harvest Natural Resources, Inc. *	9,300	5,954
Helix Energy Solutions Group, Inc. *	14,064	231,775
Helmerich & Payne, Inc.	19,017	1,482,755
Hercules Offshore, Inc. *(c)	22,900	18,437
Hess Corp.	47,300	3,637,370
HollyFrontier Corp.	38,654	1,499,002
Hornbeck Offshore Services, Inc. *	5,000	114,250
Houston American Energy Corp. *	4,000	840
ION Geophysical Corp. *	13,900	31,692
Key Energy Services, Inc. *	22,300	54,412
Kinder Morgan, Inc.	331,078	14,219,800
Kosmos Energy Ltd. *	31,100	304,158
Laredo Petroleum, Inc. *(c)	22,700	358,660
Magnum Hunter Resources Corp. *(c)	22,939	50,236
Marathon Oil Corp.	143,814	4,472,615
Marathon Petroleum Corp.	52,504	5,175,319
Matador Resources Co. *	12,100	335,412
Matrix Service Co. *	8,000	175,760
McDermott International, Inc. *	39,100	205,275
Memorial Resource Development Corp. *	16,000	323,040
Midstates Petroleum Co., Inc. *(c)	14,400	16,560
Murphy Oil Corp.	29,000	1,380,690
Nabors Industries Ltd.	70,734	1,181,258
National Oilwell Varco, Inc.	86,122	4,685,898
Natural Gas Services Group, Inc. *	7,500	190,125
Newfield Exploration Co. *	33,100	1,298,844
Newpark Resources, Inc. *	11,500	117,990
Noble Corp., plc	46,155	798,943
Noble Energy, Inc.	77,436	3,927,554
Northern Oil & Gas, Inc. *(c)	8,200	72,488
Oasis Petroleum, Inc. *(c)	24,200	434,148
Occidental Petroleum Corp.	149,753	11,995,215
Oceaneering International, Inc.	23,100	1,273,041
Oil States International, Inc. *	8,600	409,274
ONEOK, Inc.	45,929	2,209,185
Pacific Ethanol, Inc. *(c)	10,200	121,992
Panhandle Oil & Gas, Inc., Class A	6,200	141,360
Paragon Offshore plc (c)	15,385	27,847

44 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Parker Drilling Co. *	18,300	68,625
Parsley Energy, Inc., Class A *	17,000	294,780
Patterson-UTI Energy, Inc.	28,500	636,975
PBF Energy, Inc., Class A	13,813	392,013
PDC Energy, Inc. *	5,800	329,092
Peabody Energy Corp. (c)	46,800	221,364
Penn Virginia Corp. *(c)	12,200	81,496
PetroQuest Energy, Inc. *	13,200	35,376
PHI, Inc. - Non Voting Shares *	4,000	125,320
Phillips 66	104,465	8,285,119
Pioneer Energy Services Corp. *	13,100	97,595
Pioneer Natural Resources Co.	28,233	4,878,098
QEP Resources, Inc.	30,600	688,500
Range Resources Corp.	30,805	1,957,966
Resolute Energy Corp. *	11,900	14,756
REX American Resources Corp. *	4,875	308,197
Rex Energy Corp. *	8,000	40,000
Rice Energy, Inc. *	12,036	296,447
RigNet, Inc. *	4,141	155,122
Rosetta Resources, Inc. *	9,700	221,451
Rowan Cos. plc, Class A	20,500	434,395
RPC, Inc.	16,118	256,437
RSP Permian, Inc. *	12,800	371,456
Sanchez Energy Corp. *(c)	8,700	127,803
SandRidge Energy, Inc. *(c)	72,792	137,577
Schlumberger Ltd.	244,503	23,132,429
SEACOR Holdings, Inc. *	4,850	352,401
SemGroup Corp., Class A	7,000	589,330
Seventy Seven Energy, Inc. *	6,366	32,276
SM Energy Co.	11,200	649,264
Solazyme, Inc. *(c)	12,100	46,585
Southwestern Energy Co. *	79,675	2,233,290
Spectra Energy Corp.	124,778	4,647,980
Stone Energy Corp. *	7,383	126,028
Superior Energy Services, Inc.	26,099	665,524
Swift Energy Co. *(c)	5,500	16,610
Synergy Resources Corp. *	11,100	132,978
Targa Resources Corp.	8,300	871,251
Teekay Corp.	8,600	427,506
Tesco Corp.	7,000	90,020
Tesoro Corp.	24,700	2,120,001
TETRA Technologies, Inc. *	12,100	87,362
The Williams Cos., Inc.	131,000	6,705,890
Tidewater, Inc. (c)	7,700	213,213
Transocean Ltd. (c)	81,000	1,524,420
Ultra Petroleum Corp. *(c)	25,300	430,859
Unit Corp. *	7,400	257,816
US Silica Holdings, Inc. (c)	10,600	395,910
VAALCO Energy, Inc. *	12,600	31,122
Valero Energy Corp.	98,280	5,592,132
W&T Offshore, Inc.	7,500	48,225
Warren Resources, Inc. *	22,100	23,868
Weatherford International plc *	155,549	2,263,238
Western Refining, Inc.	12,253	539,745
Westmoreland Coal Co. *	9,600	272,832
Whiting Petroleum Corp. *	42,070	1,594,874
World Fuel Services Corp.	11,900	660,450
WPX Energy, Inc. *	33,353	458,604

		348,135,812

Food & Staples Retailing 2.0%
Casey’s General Stores, Inc.	7,100	583,478
Costco Wholesale Corp.	84,785	12,128,494
CVS Health Corp.	216,837	21,529,746
Ingles Markets, Inc., Class A	10,200	426,972
PriceSmart, Inc.	7,100	571,266
Rite Aid Corp. *	161,380	1,244,240
SpartanNash, Co.	12,540	378,332
Sprouts Farmers Market, Inc. *	26,674	853,168
SUPERVALU, Inc. *	39,532	347,486
Sysco Corp.	112,236	4,156,099
The Andersons, Inc.	3,600	153,684
The Fresh Market, Inc. *	11,100	390,054
The Kroger Co.	92,366	6,364,941
United Natural Foods, Inc. *	8,800	593,648
Wal-Mart Stores, Inc.	305,489	23,843,416
Walgreens Boots Alliance, Inc.	168,708	13,990,954
Weis Markets, Inc.	2,400	106,440
Whole Foods Market, Inc.	70,777	3,380,310

		91,042,728

Food, Beverage & Tobacco 4.5%
Alico, Inc.	2,000	93,540
Alliance One International, Inc. *	24,600	32,472
Altria Group, Inc.	377,323	18,885,016
Archer-Daniels-Midland Co.	124,658	6,093,283
B&G Foods, Inc.	7,400	224,960
Boulder Brands, Inc. *	9,100	86,814
Brown-Forman Corp., Class B	28,516	2,572,999
Bunge Ltd.	26,700	2,306,079
Cal-Maine Foods, Inc. (c)	5,200	232,492
Calavo Growers, Inc.	4,846	245,450
Campbell Soup Co.	34,100	1,524,611
Coca-Cola Bottling Co. Consolidated	3,248	367,024
Coca-Cola Enterprises, Inc.	41,600	1,847,456
ConAgra Foods, Inc.	88,393	3,195,407
Constellation Brands, Inc., Class A *	33,769	3,915,178
Darling Ingredients, Inc. *	25,900	353,794
Dean Foods Co.	13,556	220,285
Diamond Foods, Inc. *	5,200	145,808
Dr Pepper Snapple Group, Inc.	34,000	2,535,720
Farmer Bros. Co. *	4,500	112,185
Flowers Foods, Inc.	44,605	996,476
Fresh Del Monte Produce, Inc.	7,900	291,747
General Mills, Inc.	115,838	6,410,475
Hormel Foods Corp.	27,400	1,489,190
Ingredion, Inc.	11,800	936,920
J&J Snack Foods Corp.	2,093	218,363
John B. Sanfilippo & Son, Inc.	5,000	260,050
Kellogg Co.	47,400	3,001,842
Keurig Green Mountain, Inc.	23,250	2,705,602
Kraft Foods Group, Inc.	113,804	9,644,889
Lancaster Colony Corp.	3,400	304,844
Landec Corp. *	9,100	129,311
Limoneira Co.	2,900	66,526
Lorillard, Inc.	70,044	4,893,274
McCormick & Co., Inc. - Non Voting Shares	25,100	1,890,030

See financial notes 45

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Mead Johnson Nutrition Co.	39,500	3,788,840
Molson Coors Brewing Co., Class B	31,500	2,315,565
Mondelez International, Inc., Class A	318,124	12,206,418
Monster Beverage Corp. *	27,889	3,823,861
National Beverage Corp. *	6,400	143,040
PepsiCo, Inc.	284,458	27,057,645
Philip Morris International, Inc.	299,709	25,016,710
Pilgrim’s Pride Corp. (c)	12,466	307,910
Pinnacle Foods, Inc.	23,600	956,980
Post Holdings, Inc. *	11,950	560,933
Primo Water Corp. *	1,000	5,190
Reynolds American, Inc.	56,828	4,165,492
Rocky Mountain Chocolate Factory, Inc.	3,427	44,003
Sanderson Farms, Inc. (c)	2,850	214,092
Seaboard Corp. *	100	360,000
Snyder’s-Lance, Inc.	8,900	262,817
The Boston Beer Co., Inc. Class A *	2,100	520,380
The Coca-Cola Co.	756,214	30,672,040
The Hain Celestial Group, Inc. *	19,412	1,169,379
The Hershey Co.	27,800	2,555,376
The JM Smucker Co.	18,493	2,143,708
The WhiteWave Foods Co. *	31,825	1,399,345
Tootsie Roll Industries, Inc. (c)	7,818	242,201
TreeHouse Foods, Inc. *	8,622	700,624
Tyson Foods, Inc., Class A	59,084	2,333,818
Universal Corp.	4,800	225,744
Vector Group Ltd.	15,114	334,775

		201,756,998

Health Care Equipment & Services 5.0%
Abaxis, Inc.	5,600	358,400
Abbott Laboratories	288,143	13,375,598
ABIOMED, Inc. *	7,800	493,116
Acadia Healthcare Co., Inc. *	12,500	856,250
Accuray, Inc. *	21,200	172,356
Aceto Corp.	7,900	153,102
Aetna, Inc.	65,685	7,019,756
Air Methods Corp. *	8,700	397,590
Alere, Inc. *	12,441	590,699
Align Technology, Inc. *	16,400	964,976
Alliance HealthCare Services, Inc. *	360	7,657
Allscripts Healthcare Solutions, Inc. *	31,560	419,748
Amedisys, Inc. *	10,834	301,294
AmerisourceBergen Corp.	39,596	4,525,823
AMN Healthcare Services, Inc. *	17,210	392,560
Amsurg Corp. *	7,300	457,856
Analogic Corp.	2,700	228,150
Anika Therapeutics, Inc. *	4,606	157,157
Antares Pharma, Inc. *	28,100	68,845
Anthem, Inc.	50,123	7,565,064
athenahealth, Inc. *	7,800	956,748
Atrion Corp.	616	200,108
Baxter International, Inc.	105,806	7,273,104
Becton, Dickinson & Co.	39,908	5,621,840
Bio-Reference Laboratories, Inc. *	7,200	238,464
BioScrip, Inc. *	8,372	39,348
Boston Scientific Corp. *	255,567	4,554,204
Brookdale Senior Living, Inc. *	33,925	1,229,103
C.R. Bard, Inc.	13,760	2,292,141
Cantel Medical Corp.	8,034	359,843
Capital Senior Living Corp. *	8,394	219,671
Cardinal Health, Inc.	61,818	5,213,730
Cardiovascular Systems, Inc. *	5,000	156,500
Centene Corp. *	22,000	1,363,780
Cerner Corp. *	62,800	4,509,668
Chemed Corp.	3,900	449,475
Cigna Corp.	50,451	6,288,213
Community Health Systems, Inc. *	20,196	1,084,121
Computer Programs & Systems, Inc.	3,600	188,388
CONMED Corp.	7,300	366,679
CorVel Corp. *	2,700	96,498
Cross Country Healthcare, Inc. *	12,500	138,750
CryoLife, Inc.	9,050	92,310
Cyberonics, Inc. *	4,200	255,822
DaVita HealthCare Partners, Inc. *	34,300	2,781,730
DENTSPLY International, Inc.	24,300	1,239,300
DexCom, Inc. *	18,800	1,270,316
Edwards Lifesciences Corp. *	19,700	2,495,005
Endologix, Inc. *	13,700	213,172
Envision Healthcare Holdings, Inc. *	44,100	1,674,036
ExamWorks Group, Inc. *	6,200	253,890
Express Scripts Holding Co. *	141,252	12,204,173
Five Star Quality Care, Inc. *	14,335	60,924
Globus Medical, Inc., Class A *	13,900	332,071
Greatbatch, Inc. *	6,700	361,264
Haemonetics Corp. *	7,400	299,922
Halyard Health, Inc. *	8,217	398,360
Hanger, Inc. *	5,400	120,636
HCA Holdings, Inc. *	58,700	4,344,387
Health Net, Inc. *	15,500	816,075
HealthSouth Corp.	20,600	931,532
HealthStream, Inc. *	6,800	196,792
Healthways, Inc. *	8,100	140,940
HeartWare International, Inc. *	4,100	310,411
Henry Schein, Inc. *	16,100	2,207,310
Hill-Rom Holdings, Inc.	10,200	509,388
HMS Holdings Corp. *	12,200	207,522
Hologic, Inc. *	49,612	1,673,909
Humana, Inc.	28,600	4,736,160
ICU Medical, Inc. *	3,350	282,639
IDEXX Laboratories, Inc. *	8,600	1,078,182
IMS Health Holdings, Inc. *	11,500	317,285
Insulet Corp. *	9,800	292,530
Integra LifeSciences Holdings Corp. *	5,300	311,534
Intuitive Surgical, Inc. *	7,550	3,744,649
Invacare Corp.	6,000	120,420
IPC Healthcare, Inc. *	4,000	195,680
Kindred Healthcare, Inc.	11,559	265,279
Laboratory Corp. of America Holdings *	17,869	2,136,418
Landauer, Inc.	2,100	67,746
LeMaitre Vascular, Inc.	6,800	61,608
LifePoint Hospitals, Inc. *	9,607	719,372
Magellan Health, Inc. *	3,907	247,313

46 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Masimo Corp. *	8,500	286,960
McKesson Corp.	43,952	9,818,877
MedAssets, Inc. *	10,200	206,448
Medidata Solutions, Inc. *	9,100	486,213
MEDNAX, Inc. *	19,600	1,387,288
Medtronic plc	277,088	20,629,202
Meridian Bioscience, Inc.	10,050	178,086
Merit Medical Systems, Inc. *	10,277	199,477
Molina Healthcare, Inc. *	6,550	387,956
National HealthCare Corp.	4,100	259,530
Natus Medical, Inc. *	7,600	286,596
Neogen Corp. *	10,257	456,847
NuVasive, Inc. *	10,000	447,300
NxStage Medical, Inc. *	18,700	342,771
Omnicare, Inc.	21,900	1,926,762
Omnicell, Inc. *	7,400	262,922
OraSure Technologies, Inc. *	12,200	76,860
Orthofix International N.V. *	2,800	90,468
Owens & Minor, Inc.	9,100	306,852
Patterson Cos., Inc.	18,800	882,754
PDI, Inc. *	2,900	3,683
PharMerica Corp. *	4,813	137,941
Premier, Inc., Class A *	5,000	189,500
Quality Systems, Inc.	10,500	163,747
Quest Diagnostics, Inc.	25,720	1,836,922
Quidel Corp. *	5,200	121,160
ResMed, Inc.	28,000	1,790,320
RTI Surgical, Inc. *	18,100	101,360
Select Medical Holdings Corp.	22,600	328,830
Sirona Dental Systems, Inc. *	9,200	853,300
St. Jude Medical, Inc.	54,300	3,803,715
STERIS Corp.	13,200	877,800
Stryker Corp.	57,700	5,322,248
SurModics, Inc. *	4,200	105,924
Symmetry Surgical, Inc. *	2,050	15,846
Team Health Holdings, Inc. *	14,000	833,980
Teleflex, Inc.	9,600	1,180,416
Tenet Healthcare Corp. *	18,812	900,342
The Cooper Cos., Inc.	9,081	1,617,054
The Ensign Group, Inc.	5,300	223,183
The Providence Service Corp. *	4,800	204,096
The Spectranetics Corp. *	6,700	171,855
Thoratec Corp. *	8,636	346,390
Tornier N.V. *	6,100	157,807
Triple-S Management Corp., Class B *	5,300	99,216
U.S. Physical Therapy, Inc.	3,500	165,060
Unilife Corp. *(c)	29,100	97,485
UnitedHealth Group, Inc.	183,781	20,473,203
Universal American Corp. *	20,600	205,794
Universal Health Services, Inc., Class B	18,100	2,116,795
Utah Medical Products, Inc.	2,500	134,775
Varian Medical Systems, Inc. *	21,100	1,874,735
VCA, Inc. *	16,800	856,296
Veeva Systems, Inc., Class A *	6,100	161,955
Vocera Communications, Inc. *	3,700	42,143
WellCare Health Plans, Inc. *	8,200	634,926
West Pharmaceutical Services, Inc.	11,300	602,064
Wright Medical Group, Inc. *	8,600	218,182
Zeltiq Aesthetics, Inc. *	9,601	294,751
Zimmer Holdings, Inc.	33,300	3,657,672

		223,157,025

Household & Personal Products 1.7%
Avon Products, Inc.	70,000	571,900
Central Garden & Pet Co., Class A *	8,600	84,280
Church & Dwight Co., Inc.	26,400	2,142,888
Colgate-Palmolive Co.	165,209	11,115,262
Coty, Inc., Class A *	15,600	372,996
Elizabeth Arden, Inc. *(c)	3,500	49,245
Energizer Holdings, Inc.	10,933	1,493,666
Herbalife Ltd. *(c)	15,600	647,712
HRG Group, Inc. *	19,100	239,323
Inter Parfums, Inc.	5,613	169,400
Kimberly-Clark Corp.	70,539	7,737,423
Medifast, Inc. *	3,500	105,000
Nu Skin Enterprises, Inc., Class A	9,600	542,880
Nutraceutical International Corp. *	5,000	97,500
Oil-Dri Corp. of America	1,600	52,512
Orchids Paper Products Co.	2,500	53,725
Revlon, Inc., Class A *	5,400	211,194
Spectrum Brands Holdings, Inc.	3,500	320,005
The Clorox Co.	24,700	2,620,670
The Estee Lauder Cos., Inc., Class A	43,100	3,503,599
The Female Health Co. (c)	7,500	21,900
The Procter & Gamble Co.	519,124	41,275,549
USANA Health Sciences, Inc. *	2,682	305,051
WD-40 Co.	4,600	372,416

		74,106,096

Insurance 2.9%
ACE Ltd.	63,428	6,786,162
Aflac, Inc.	86,700	5,465,568
Alleghany Corp. *	3,940	1,865,669
Allied World Assurance Co. Holdings AG	14,700	604,758
Ambac Financial Group, Inc. *	13,400	308,334
American Equity Investment Life Holding Co.	12,600	339,570
American Financial Group, Inc.	18,750	1,185,000
American International Group, Inc.	268,615	15,120,338
American National Insurance Co.	2,300	230,138
AMERISAFE, Inc.	4,000	180,760
AmTrust Financial Services, Inc.	7,314	434,964
Aon plc	53,796	5,176,789
Arch Capital Group Ltd. *	23,800	1,444,184
Argo Group International Holdings Ltd.	5,512	270,033
Arthur J. Gallagher & Co.	33,400	1,597,522
Aspen Insurance Holdings Ltd.	10,400	485,992
Assurant, Inc.	17,600	1,081,696
Assured Guaranty Ltd.	31,900	829,081
Axis Capital Holdings Ltd.	17,600	916,256
Baldwin & Lyons, Inc., Class B	1,950	44,246
Brown & Brown, Inc.	19,300	616,635
Cincinnati Financial Corp.	35,450	1,795,188
Citizens, Inc. *(c)	16,000	90,240
CNA Financial Corp.	6,900	278,070

See financial notes 47

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
CNO Financial Group, Inc.	39,000	663,000
Crawford & Co., Class B	5,800	47,386
EMC Insurance Group, Inc.	1,200	41,568
Employers Holdings, Inc.	7,500	183,075
Endurance Specialty Holdings Ltd.	6,200	374,356
Enstar Group Ltd. *	1,300	184,652
Erie Indemnity Co., Class A	3,600	297,900
Everest Re Group Ltd.	8,700	1,556,517
FBL Financial Group, Inc., Class A	5,190	302,421
Federated National Holding Co.	1,500	43,200
First American Financial Corp.	16,800	584,472
FNF Group	49,439	1,779,310
Genworth Financial, Inc., Class A *	86,800	762,972
Greenlight Capital Re Ltd., Class A *	7,400	224,886
HCC Insurance Holdings, Inc.	16,550	942,688
Horace Mann Educators Corp.	8,300	281,951
Independence Holding Co.	2,970	36,947
Infinity Property & Casualty Corp.	2,500	185,375
Kemper Corp.	7,700	290,059
Lincoln National Corp.	51,626	2,916,353
Loews Corp.	60,174	2,505,645
Maiden Holdings Ltd.	18,900	274,617
Markel Corp. *	2,503	1,853,822
Marsh & McLennan Cos., Inc.	104,200	5,851,872
MBIA, Inc. *	25,250	220,937
Mercury General Corp.	5,400	296,676
MetLife, Inc.	220,203	11,294,212
Montpelier Re Holdings Ltd.	8,100	308,691
National General Holdings Corp.	10,400	201,136
National Western Life Insurance Co., Class A	500	119,805
Old Republic International Corp.	43,822	670,038
OneBeacon Insurance Group Ltd., Class A	14,800	223,184
PartnerRe Ltd.	8,900	1,139,200
Primerica, Inc.	10,700	494,554
Principal Financial Group, Inc.	48,641	2,486,528
ProAssurance Corp.	8,540	383,873
Prudential Financial, Inc.	91,072	7,431,475
Reinsurance Group of America, Inc.	12,900	1,181,898
RenaissanceRe Holdings Ltd.	8,532	874,445
RLI Corp.	5,600	278,096
Safety Insurance Group, Inc.	3,400	197,710
Selective Insurance Group, Inc.	7,800	210,132
StanCorp Financial Group, Inc.	6,300	454,104
State Auto Financial Corp.	5,500	129,910
Stewart Information Services Corp.	3,600	131,400
Symetra Financial Corp.	19,000	451,250
The Allstate Corp.	77,867	5,424,215
The Chubb Corp.	46,494	4,572,685
The Hanover Insurance Group, Inc.	6,900	473,133
The Hartford Financial Services Group, Inc.	78,262	3,190,742
The Navigators Group, Inc. *	4,200	327,810
The Phoenix Cos., Inc. *	475	16,202
The Progressive Corp.	99,564	2,654,376
The Travelers Cos., Inc.	62,752	6,344,855
Torchmark Corp.	22,200	1,245,642
United Fire Group, Inc.	5,000	149,350
Universal Insurance Holdings, Inc.	8,700	208,974
Unum Group	43,114	1,472,774
Validus Holdings Ltd.	16,857	705,128
W. R. Berkley Corp.	18,050	884,269
White Mountains Insurance Group Ltd.	1,600	1,081,552
Willis Group Holdings plc	39,800	1,935,474
XL Group plc	46,000	1,705,680

		130,904,352

Materials 3.5%
A. Schulman, Inc.	5,300	224,985
A.M. Castle & Co. *(c)	5,800	22,736
AEP Industries, Inc. *	1,900	95,190
Air Products & Chemicals, Inc.	36,200	5,192,166
Airgas, Inc.	15,100	1,529,328
AK Steel Holding Corp. *	32,127	163,205
Albemarle Corp.	23,603	1,409,099
Alcoa, Inc.	253,996	3,408,626
Allegheny Technologies, Inc.	20,092	682,927
American Vanguard Corp.	3,000	32,730
Ampco-Pittsburgh Corp.	4,500	71,955
AptarGroup, Inc.	10,900	676,563
Ashland, Inc.	11,923	1,506,590
Avery Dennison Corp.	16,000	889,440
Axalta Coating Systems Ltd. *	19,800	607,464
Axiall Corp.	15,400	628,320
Balchem Corp.	4,200	220,164
Ball Corp.	29,000	2,128,890
Bemis Co., Inc.	16,700	751,500
Berry Plastics Group, Inc. *	24,600	841,812
Boise Cascade Co. *	5,500	190,850
Cabot Corp.	10,900	465,866
Calgon Carbon Corp.	12,500	277,375
Carpenter Technology Corp.	8,300	358,975
Celanese Corp., Series A	26,500	1,758,540
Century Aluminum Co. *	11,600	149,524
CF Industries Holdings, Inc.	9,500	2,730,965
Chase Corp.	200	7,162
Chemtura Corp. *	14,000	421,820
Clearwater Paper Corp. *	5,472	350,044
Cliffs Natural Resources, Inc. (c)	21,100	125,334
Codexis, Inc. *	1,870	8,191
Coeur Mining, Inc. *	22,400	116,928
Commercial Metals Co.	22,800	378,480
Compass Minerals International, Inc.	7,300	644,809
Crown Holdings, Inc. *	28,000	1,519,280
Cytec Industries, Inc.	13,200	729,828
Deltic Timber Corp.	1,500	96,000
Domtar Corp.	10,500	453,810
E.I. du Pont de Nemours & Co.	173,307	12,686,072
Eagle Materials, Inc.	11,543	962,571
Eastman Chemical Co.	28,980	2,208,856
Ecolab, Inc.	50,704	5,677,834
Ferro Corp. *	21,000	283,290
Flotek Industries, Inc. *	13,300	190,057
FMC Corp.	23,300	1,381,923
Freeport-McMoRan, Inc.	207,618	4,831,271
FutureFuel Corp.	8,300	90,221
General Moly, Inc. *	15,700	12,419
Globe Specialty Metals, Inc.	15,900	316,728

48 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Graphic Packaging Holding Co.	52,900	745,890
Greif, Inc., Class A	11,300	460,588
H.B. Fuller Co.	9,000	375,930
Hawkins, Inc.	2,700	106,515
Haynes International, Inc.	2,500	111,175
Headwaters, Inc. *	12,000	210,960
Hecla Mining Co.	72,100	217,742
Horsehead Holding Corp. *	12,800	191,360
Huntsman Corp.	34,000	783,700
Innophos Holdings, Inc.	5,300	280,052
Innospec, Inc.	4,200	183,540
International Flavors & Fragrances, Inc.	18,100	2,076,975
International Paper Co.	85,480	4,591,986
Intrepid Potash, Inc. *	11,800	147,854
Kaiser Aluminum Corp.	3,600	289,332
KapStone Paper & Packaging Corp.	15,800	441,610
KMG Chemicals, Inc.	1,600	46,848
Koppers Holdings, Inc.	4,800	107,904
Kraton Performance Polymers, Inc. *	3,500	78,890
Kronos Worldwide, Inc.	11,720	157,634
Louisiana-Pacific Corp. *	32,900	501,396
LSB Industries, Inc. *	3,000	127,230
LyondellBasell Industries N.V., Class A	80,132	8,295,265
Martin Marietta Materials, Inc.	11,400	1,626,210
Materion Corp.	4,000	159,960
McEwen Mining, Inc. *(c)	31,130	31,130
MeadWestvaco Corp.	33,774	1,648,171
Minerals Technologies, Inc.	6,200	419,926
Molycorp, Inc. *(c)	51,800	47,801
Monsanto Co.	92,626	10,555,659
Myers Industries, Inc.	8,080	130,654
Neenah Paper, Inc.	4,231	255,849
NewMarket Corp.	1,900	849,110
Newmont Mining Corp.	99,474	2,635,066
Noranda Aluminum Holding Corp.	16,500	55,110
Nucor Corp.	62,400	3,048,864
Olin Corp.	15,820	467,165
Olympic Steel, Inc.	1,400	15,330
OM Group, Inc.	7,600	228,304
OMNOVA Solutions, Inc. *	10,400	83,096
Owens-Illinois, Inc. *	33,600	803,376
P.H. Glatfelter Co.	7,000	173,600
Packaging Corp. of America	20,100	1,390,719
Platform Specialty Products Corp. *	24,500	660,030
PolyOne Corp.	14,810	578,330
PPG Industries, Inc.	26,400	5,849,184
Praxair, Inc.	54,900	6,693,957
Quaker Chemical Corp.	3,200	266,304
Rayonier Advanced Materials, Inc.	6,960	116,302
Reliance Steel & Aluminum Co.	13,300	860,776
Rentech, Inc. *	37,400	44,880
Resolute Forest Products, Inc. *	14,000	215,880
Rock-Tenn Co., Class A	25,626	1,613,925
Royal Gold, Inc.	11,400	735,642
RPM International, Inc.	24,600	1,169,484
RTI International Metals, Inc. *	7,700	289,905
Schnitzer Steel Industries, Inc., Class A	3,450	60,099
Schweitzer-Mauduit International, Inc.	4,600	203,366
Sealed Air Corp.	37,300	1,700,880
Sensient Technologies Corp.	7,400	483,664
Sigma-Aldrich Corp.	24,500	3,403,540
Silgan Holdings, Inc.	6,900	371,703
Sonoco Products Co.	16,800	750,792
Steel Dynamics, Inc.	39,300	869,709
Stepan Co.	4,300	218,999
Stillwater Mining Co. *	24,633	330,821
SunCoke Energy, Inc.	15,217	266,754
The Dow Chemical Co.	213,951	10,911,501
The Mosaic Co.	59,512	2,618,528
The Scotts Miracle-Gro Co., Class A	7,300	470,923
The Sherwin-Williams Co.	15,601	4,337,078
The Valspar Corp.	13,300	1,078,630
TimkenSteel Corp.	6,550	191,194
Tredegar Corp.	5,100	104,397
Tronox Ltd., Class A	9,800	205,310
United States Steel Corp.	26,300	631,726
Universal Stainless & Alloy Products, Inc. *	1,800	37,800
Valhi, Inc.	13,600	88,808
Vulcan Materials Co.	26,192	2,239,940
W.R. Grace & Co. *	13,600	1,315,392
Walter Energy, Inc.	15,800	8,015
Wausau Paper Corp.	8,700	81,084
Westlake Chemical Corp.	7,500	584,850
Worthington Industries, Inc.	7,200	194,616
Zep, Inc.	6,600	131,208

		158,650,115

Media 3.5%
A. H. Belo Corp., Class A	13,980	93,526
AMC Networks, Inc., Class A *	10,400	784,576
Cablevision Systems Corp., Class A	43,900	877,122
Carmike Cinemas, Inc. *	6,300	190,134
CBS Corp., Class B - Non Voting Shares	91,190	5,665,635
Central European Media Enterprises Ltd., Class A *	9,900	27,225
Charter Communications, Inc., Class A *	15,800	2,955,548
Cinemark Holdings, Inc.	19,600	835,548
Clear Channel Outdoor Holdings, Inc., Class A	20,700	235,566
Comcast Corp., Class A	490,960	28,357,850
Crown Media Holdings, Inc., Class A *	6,000	22,500
Cumulus Media, Inc., Class A *	25,351	57,800
DIRECTV *	98,072	8,895,621
Discovery Communications, Inc., Class A *	26,061	843,334
Discovery Communications, Inc., Class C *	57,261	1,731,000
DISH Network Corp., Class A *	39,400	2,665,804

See financial notes 49

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
DreamWorks Animation SKG, Inc., Class A *(c)	10,200	265,812
Entercom Communications Corp., Class A *	11,000	130,680
Gannett Co., Inc.	39,000	1,338,480
Global Eagle Entertainment, Inc. *	17,114	218,546
Harte-Hanks, Inc.	17,200	116,788
John Wiley & Sons, Inc., Class A	9,000	511,920
Journal Media Group, Inc. *	5,745	53,371
Liberty Broadband Corp., Class A *	4,373	237,192
Liberty Broadband Corp., Class C *	17,496	949,333
Liberty Global plc, Class A *	49,975	2,605,696
Liberty Global plc, Series C *	114,175	5,760,129
Liberty Media Corp., Class A *	17,495	671,458
Liberty Media Corp., Class C *	48,590	1,843,991
Lions Gate Entertainment Corp.	14,200	440,342
Live Nation Entertainment, Inc. *	26,457	663,012
Loral Space & Communications, Inc. *	2,800	193,200
Martha Stewart Living Omnimedia, Inc., Class A *	26,100	143,550
Media General, Inc. *	18,400	310,776
Meredith Corp.	5,100	265,404
Morningstar, Inc.	5,500	417,395
National CineMedia, Inc.	13,200	201,168
New Media Investment Group, Inc.	11,500	265,995
News Corp., Class A *	104,687	1,651,961
Nexstar Broadcasting Group, Inc., Class A	4,500	263,070
Omnicom Group, Inc.	45,800	3,469,808
Regal Entertainment Group, Class A	12,100	266,200
Rentrak Corp. *	3,000	142,200
Salem Media Group, Inc.	5,700	27,816
Scholastic Corp.	7,300	296,672
Scripps Networks Interactive, Inc., Class A	19,200	1,341,312
Sinclair Broadcast Group, Inc., Class A	11,000	337,040
Sirius XM Holdings, Inc. *	485,300	1,916,935
Sizmek, Inc. *	8,300	57,768
Starz, Class A *	16,195	636,949
The E.W. Scripps Co., Class A	18,547	431,960
The Interpublic Group of Cos., Inc.	73,037	1,522,091
The Madison Square Garden Co., Class A *	10,175	817,053
The New York Times Co., Class A	40,200	538,278
The Walt Disney Co.	301,939	32,826,808
Time Warner Cable, Inc.	54,137	8,419,386
Time Warner, Inc.	158,957	13,417,560
Time, Inc.	19,122	436,555
Tribune Media Co., Class A	18,500	1,037,295
Twenty-First Century Fox, Inc., Class A	351,678	11,985,186
Viacom, Inc., Class B	68,922	4,786,633
World Wrestling Entertainment, Inc., Class A (c)	5,700	76,494

		158,546,057

Pharmaceuticals, Biotechnology & Life Sciences 9.1%
AbbVie, Inc.	311,030	20,111,200
ACADIA Pharmaceuticals, Inc. *	16,600	567,222
Accelerate Diagnostics, Inc. *(c)	5,300	120,840
Achillion Pharmaceuticals, Inc. *	19,800	173,250
Acorda Therapeutics, Inc. *	8,400	252,588
Actavis plc *	75,287	21,295,681
Acura Pharmaceuticals, Inc. *	20,900	16,093
Aegerion Pharmaceuticals, Inc. *	3,800	88,388
Affymetrix, Inc. *	25,500	309,315
Agilent Technologies, Inc.	62,917	2,602,876
Agios Pharmaceuticals, Inc. *	2,200	203,148
Akorn, Inc. *	15,400	641,256
Albany Molecular Research, Inc. *	8,800	158,928
Alexion Pharmaceuticals, Inc. *	40,802	6,904,922
Alkermes plc *	28,600	1,583,582
Alnylam Pharmaceuticals, Inc. *	13,500	1,375,245
AMAG Pharmaceuticals, Inc. *	6,600	336,402
Amgen, Inc.	146,189	23,084,705
Amicus Therapeutics, Inc. *	13,800	138,828
Anacor Pharmaceuticals, Inc. *	9,800	516,362
Aratana Therapeutics, Inc. *	10,100	130,391
Arena Pharmaceuticals, Inc. *	32,100	139,956
ARIAD Pharmaceuticals, Inc. *(c)	57,200	495,924
ArQule, Inc. *	21,000	43,050
Array BioPharma, Inc. *	62,184	388,650
Arrowhead Research Corp. *(c)	10,700	73,830
Auspex Pharmaceuticals, Inc. *	4,700	474,183
AVEO Pharmaceuticals, Inc. *	15,100	22,952
Bio-Rad Laboratories, Inc., Class A *	3,000	403,350
Bio-Techne Corp.	5,800	556,568
BioCryst Pharmaceuticals, Inc. *	23,900	222,031
BioDelivery Sciences International, Inc. *	14,119	113,799
Biogen, Inc. *	45,412	16,980,909
BioMarin Pharmaceutical, Inc. *	31,000	3,473,550
Biota Pharmaceuticals, Inc. *	26,016	59,056
Bluebird Bio, Inc. *	6,000	799,140
Bristol-Myers Squibb Co.	319,753	20,377,859
Bruker Corp. *	18,000	341,280
Cambrex Corp. *	7,200	277,128
Catalent, Inc. *	18,000	517,860
Celgene Corp. *	155,062	16,756,000
Celldex Therapeutics, Inc. *	25,800	619,200
Cempra, Inc. *	7,500	236,175
Cepheid *	11,200	628,320
Charles River Laboratories International, Inc. *	7,416	512,891
Chimerix, Inc. *	7,200	244,800
Clovis Oncology, Inc. *	8,400	675,024
Depomed, Inc. *	14,500	337,270
Durect Corp. *	14,500	28,565
Dyax Corp. *	31,000	741,210
Dynavax Technologies Corp. *(c)	10,950	220,259
Eli Lilly & Co.	192,289	13,819,810
Emergent Biosolutions, Inc. *	10,400	308,776
Endo International plc *	33,350	2,803,568
Endocyte, Inc. *	11,300	65,540
Enzo Biochem, Inc. *	43,981	123,147
Enzon Pharmaceuticals, Inc.	21,300	28,755
EPIRUS Biopharmaceuticals, Inc. *	843	5,345
Exact Sciences Corp. *(c)	16,300	340,670
Exelixis, Inc. *(c)	44,700	114,879

50 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Fluidigm Corp. *	6,000	224,760
Foundation Medicine, Inc. *(c)	6,500	295,815
Genomic Health, Inc. *	8,400	227,388
Geron Corp. *	46,200	167,244
Gilead Sciences, Inc. *	288,692	29,016,433
GTx, Inc. *(c)	15,900	11,607
Halozyme Therapeutics, Inc. *	28,000	416,360
Harvard Apparatus Regenerative Technology, Inc. *	4,825	13,028
Harvard Bioscience, Inc. *	19,300	107,115
Horizon Pharma plc *	10,700	300,884
Hospira, Inc. *	32,870	2,869,222
Illumina, Inc. *	27,500	5,066,875
ImmunoGen, Inc. *	16,900	139,763
Immunomedics, Inc. *(c)	64,448	232,013
Impax Laboratories, Inc. *	13,800	624,588
Incyte Corp. *	32,200	3,128,552
Infinity Pharmaceuticals, Inc. *	19,600	248,332
Inovio Pharmaceuticals, Inc. *(c)	20,194	164,783
Intercept Pharmaceuticals, Inc. *	2,700	682,587
Intrexon Corp. *	8,700	337,821
Ironwood Pharmaceuticals, Inc. *	19,800	270,468
Isis Pharmaceuticals, Inc. *	22,900	1,298,888
Jazz Pharmaceuticals plc *	11,400	2,037,180
Johnson & Johnson	537,909	53,360,573
Keryx Biopharmaceuticals, Inc. *(c)	24,800	264,368
Kite Pharma, Inc. *(c)	2,900	146,102
KYTHERA Biopharmaceuticals, Inc. *	5,319	232,387
Lannett Co., Inc. *	8,800	506,000
Lexicon Pharmaceuticals, Inc. *(c)	127,500	127,500
Ligand Pharmaceuticals, Inc. *	4,948	384,163
Luminex Corp. *	12,900	200,208
MacroGenics, Inc. *	7,500	214,575
Mallinckrodt plc *	21,702	2,456,232
MannKind Corp. *(c)	40,800	175,032
Medivation, Inc. *	15,200	1,835,248
Merck & Co., Inc.	549,716	32,741,085
Merrimack Pharmaceuticals, Inc. *	38,590	428,349
Mettler-Toledo International, Inc. *	5,900	1,870,359
MiMedx Group, Inc. *	26,820	252,108
Momenta Pharmaceuticals, Inc. *	13,500	235,575
Mylan N.V. *	80,100	5,788,026
Myriad Genetics, Inc. *(c)	11,100	366,633
Nektar Therapeutics *	18,300	174,216
Neurocrine Biosciences, Inc. *	21,600	736,344
NewLink Genetics Corp. *	4,700	209,620
Novavax, Inc. *	52,500	405,825
Omeros Corp. *(c)	8,800	177,056
Oncothyreon, Inc. *	25,700	38,550
OPKO Health, Inc. *(c)	33,700	463,712
Orexigen Therapeutics, Inc. *	32,750	215,167
OvaScience, Inc. *(c)	4,900	121,251
Pacira Pharmaceuticals, Inc. *	6,500	445,120
Pain Therapeutics, Inc. *	18,600	37,944
PAREXEL International Corp. *	9,300	591,247
PDL BioPharma, Inc.	28,700	191,429
PerkinElmer, Inc.	18,577	952,257
Perrigo Co., plc	27,700	5,076,856
Pfizer, Inc.	1,193,425	40,492,910
Pharmacyclics, Inc. *	12,000	3,074,400
Portola Pharmaceuticals, Inc. *	22,300	795,887
POZEN, Inc. *	16,100	125,902
Prestige Brands Holdings, Inc. *	8,500	333,625
Prothena Corp. plc *	8,919	289,065
PTC Therapeutics, Inc. *	5,885	345,744
Puma Biotechnology, Inc. *	4,800	866,784
Quintiles Transnational Holdings, Inc. *	11,800	777,384
Raptor Pharmaceutical Corp. *	29,942	303,013
Receptos, Inc. *	5,500	810,370
Regeneron Pharmaceuticals, Inc. *	14,400	6,587,424
Relypsa, Inc. *	7,400	214,082
Repligen Corp. *	9,886	291,736
Rigel Pharmaceuticals, Inc. *	48,200	205,332
Sagent Pharmaceuticals, Inc. *	9,800	228,438
Sangamo BioSciences, Inc. *	14,600	180,602
Sarepta Therapeutics, Inc. *(c)	9,800	119,560
Seattle Genetics, Inc. *	17,900	614,686
Sequenom, Inc. *(c)	87,600	388,944
Spectrum Pharmaceuticals, Inc. *	24,200	136,730
Sucampo Pharmaceuticals, Inc., Class A *	12,400	220,224
Synageva BioPharma Corp. *	4,100	377,036
Synta Pharmaceuticals Corp. *	43,900	98,775
TESARO, Inc. *	6,195	337,442
Tetraphase Pharmaceuticals, Inc. *	5,600	197,568
The Medicines Co. *	10,600	271,466
TherapeuticsMD, Inc. *	35,777	231,835
Theravance Biopharma, Inc. *(c)	3,914	62,624
Theravance, Inc. (c)	13,700	222,625
Thermo Fisher Scientific, Inc.	77,302	9,715,315
Ultragenyx Pharmaceutical, Inc. *	6,000	338,580
United Therapeutics Corp. *	9,100	1,453,179
Vanda Pharmaceuticals, Inc. *(c)	13,953	127,670
Vertex Pharmaceuticals, Inc. *	45,844	5,651,648
Vical, Inc. *	34,400	32,680
VIVUS, Inc. *(c)	23,400	52,182
Waters Corp. *	16,100	2,015,559
XenoPort, Inc. *	37,200	220,596
ZIOPHARM Oncology, Inc. *(c)	55,300	487,193
Zoetis, Inc.	94,679	4,205,641

		407,787,780

Real Estate 4.0%
Acadia Realty Trust	23,300	719,970
AG Mortgage Investment Trust, Inc.	12,000	230,640
Agree Realty Corp.	5,000	153,900
Alexander & Baldwin, Inc.	6,400	259,072
Alexander’s, Inc.	800	344,976
Alexandria Real Estate Equities, Inc.	11,800	1,090,084
Altisource Portfolio Solutions S.A. *(c)	2,800	67,900
Altisource Residential Corp.	10,789	206,609
American Assets Trust, Inc.	8,000	318,400
American Campus Communities, Inc.	29,900	1,200,186
American Capital Agency Corp.	72,900	1,504,292
American Capital Mortgage Investment Corp.	14,600	256,084
American Homes 4 Rent, Class A	24,300	410,427

See financial notes 51

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
American Realty Capital Properties, Inc.	178,200	1,609,146
American Realty Investors, Inc. *	1,537	7,454
American Tower Corp.	82,944	7,840,696
Annaly Capital Management, Inc.	200,600	2,020,042
Anworth Mortgage Asset Corp.	24,200	122,936
Apartment Investment & Management Co., Class A	39,211	1,479,431
Apollo Commercial Real Estate Finance, Inc.	11,400	194,826
Apollo Residential Mortgage, Inc.	12,900	204,594
ARMOUR Residential REIT, Inc.	61,000	183,000
Ashford Hospitality Prime, Inc.	1,800	28,188
Ashford Hospitality Trust, Inc.	9,000	81,540
Associated Estates Realty Corp.	6,900	196,650
AV Homes, Inc. *	6,500	102,570
AvalonBay Communities, Inc.	23,919	3,930,848
BioMed Realty Trust, Inc.	31,700	657,775
Blackstone Mortgage Trust, Inc., Class A	18,102	556,274
Boston Properties, Inc.	28,600	3,784,066
Brandywine Realty Trust	62,663	913,627
Brixmor Property Group, Inc.	31,600	741,020
Camden Property Trust	17,500	1,313,900
Campus Crest Communities, Inc.	17,900	113,307
Capstead Mortgage Corp.	21,740	253,271
CareTrust REIT, Inc.	7,131	89,066
CBL & Associates Properties, Inc.	26,785	482,398
CBRE Group, Inc., Class A *	57,000	2,185,380
Cedar Realty Trust, Inc.	33,200	232,068
Chambers Street Properties	37,300	279,750
Chatham Lodging Trust	8,234	227,588
Chesapeake Lodging Trust	8,500	269,875
Chimera Investment Corp.	33,940	515,549
CIM Commercial Trust Corp.	9,700	188,665
Colony Capital, Inc., Class A	19,300	500,063
Columbia Property Trust, Inc.	20,200	529,846
Communications Sales & Leasing, Inc. *	21,853	657,338
Consolidated-Tomoka Land Co.	2,000	109,480
CoreSite Realty Corp.	3,400	163,472
Corporate Office Properties Trust	14,400	380,016
Corrections Corp. of America	20,285	746,285
Cousins Properties, Inc.	53,345	519,580
Crown Castle International Corp.	65,323	5,456,430
CubeSmart	41,400	955,098
CYS Investments, Inc.	25,500	227,460
DCT Industrial Trust, Inc.	15,900	525,336
DDR Corp.	54,584	930,657
DiamondRock Hospitality Co.	59,386	805,274
Digital Realty Trust, Inc.	23,800	1,509,158
Douglas Emmett, Inc.	24,948	711,018
Duke Realty Corp.	59,590	1,180,478
DuPont Fabros Technology, Inc.	9,200	286,580
Dynex Capital, Inc.	21,998	175,984
EastGroup Properties, Inc.	6,300	360,360
Education Realty Trust, Inc.	9,166	308,161
Empire State Realty Trust, Inc., Class A	22,502	405,036
EPR Properties	9,600	553,632
Equity Commonwealth *	23,450	591,175
Equity LifeStyle Properties, Inc.	20,700	1,093,374
Equity One, Inc.	12,100	298,023
Equity Residential	67,500	4,985,550
Essex Property Trust, Inc.	11,989	2,660,959
Excel Trust, Inc.	14,000	221,900
Extra Space Storage, Inc.	23,200	1,529,576
Federal Realty Investment Trust	15,200	2,031,784
FelCor Lodging Trust, Inc.	28,000	311,080
First Industrial Realty Trust, Inc.	15,900	313,707
First Potomac Realty Trust	14,800	158,656
Forest City Enterprises, Inc., Class A *	33,700	800,712
Forestar Group, Inc. *	4,933	72,811
Franklin Street Properties Corp.	22,500	265,725
Gaming & Leisure Properties, Inc.	21,618	771,763
General Growth Properties, Inc.	117,309	3,214,267
Getty Realty Corp.	9,500	165,015
Government Properties Income Trust	9,900	206,316
Gramercy Property Trust, Inc.	6,807	186,103
Griffin Land & Nurseries, Inc.	300	9,390
Hatteras Financial Corp.	13,800	249,228
HCP, Inc.	89,348	3,599,831
Health Care REIT, Inc.	71,958	5,182,415
Healthcare Realty Trust, Inc.	15,800	404,480
Healthcare Trust of America, Inc., Class A	21,000	543,690
Hersha Hospitality Trust	40,000	257,200
Highwoods Properties, Inc.	17,261	742,913
Home Properties, Inc.	9,500	698,820
Hospitality Properties Trust	24,500	736,960
Host Hotels & Resorts, Inc.	146,663	2,953,793
Hudson Pacific Properties, Inc.	9,100	274,456
Inland Real Estate Corp.	20,300	208,887
Invesco Mortgage Capital, Inc.	22,300	343,420
Investors Real Estate Trust	28,600	205,062
Iron Mountain, Inc.	36,173	1,247,607
iStar Financial, Inc. *	13,390	181,301
Jones Lang LaSalle, Inc.	9,300	1,544,358
Kennedy-Wilson Holdings, Inc.	12,200	302,316
Kilroy Realty Corp.	15,400	1,093,246
Kimco Realty Corp.	74,295	1,790,510
Kite Realty Group Trust	15,825	414,615
Lamar Advertising Co., Class A	16,100	933,156
LaSalle Hotel Properties	19,700	722,793
Lexington Realty Trust	33,567	311,166
Liberty Property Trust	33,100	1,153,204
LTC Properties, Inc.	8,700	378,102
Mack-Cali Realty Corp.	18,500	332,075
Maui Land & Pineapple Co., Inc. *	800	4,536
Medical Properties Trust, Inc.	65,300	912,894
MFA Financial, Inc.	60,500	470,085
Mid-America Apartment Communities, Inc.	12,844	958,291
Monmouth Real Estate Investment Corp.	18,100	186,973
Monogram Residential Trust, Inc.	55,400	522,976
National Health Investors, Inc.	5,900	393,648
National Retail Properties, Inc.	29,220	1,122,048
New Century Financial Corp. *(b)(e)	3,600	—
New Residential Investment Corp.	21,350	363,804
New Senior Investment Group, Inc.	20,583	332,621

52 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
New York Mortgage Trust, Inc. (c)	18,600	145,266
New York REIT, Inc.	28,100	277,628
Newcastle Investment Corp.	20,583	109,707
NorthStar Realty Finance Corp.	45,075	845,607
Omega Healthcare Investors, Inc.	32,494	1,172,708
One Liberty Properties, Inc.	1,400	31,472
Outfront Media, Inc.	24,003	689,366
Paramount Group, Inc.	45,900	840,888
Parkway Properties, Inc.	14,940	243,074
Pebblebrook Hotel Trust	12,300	528,162
Pennsylvania Real Estate Investment Trust	13,900	314,279
PennyMac Mortgage Investment Trust	14,400	301,680
Physicians Realty Trust	10,600	175,960
Piedmont Office Realty Trust, Inc., Class A	27,500	480,700
Plum Creek Timber Co., Inc.	37,947	1,601,363
Post Properties, Inc.	8,200	468,794
Potlatch Corp.	5,753	212,343
Preferred Apartment Communities, Inc., Class A	3,700	40,922
Prologis, Inc.	94,534	3,800,267
PS Business Parks, Inc.	3,000	229,050
Public Storage	28,097	5,279,707
RAIT Financial Trust	16,199	104,970
Ramco-Gershenson Properties Trust	22,500	393,300
Rayonier, Inc.	20,882	534,370
Realogy Holdings Corp. *	29,400	1,393,854
Realty Income Corp.	40,035	1,880,444
Redwood Trust, Inc.	19,700	338,643
Regency Centers Corp.	17,233	1,081,888
Resource Capital Corp.	28,600	126,126
Retail Opportunity Investments Corp.	14,400	241,632
Retail Properties of America, Inc., Class A	41,600	628,576
RLJ Lodging Trust	30,400	901,968
Rouse Properties, Inc.	10,715	187,191
Ryman Hospitality Properties, Inc.	7,837	451,725
Sabra Health Care REIT, Inc.	13,700	409,356
Saul Centers, Inc.	4,700	236,504
Select Income REIT	14,600	338,574
Senior Housing Properties Trust	37,819	774,155
Silver Bay Realty Trust Corp.	13,033	201,621
Simon Property Group, Inc.	59,405	10,781,413
SL Green Realty Corp.	19,566	2,394,096
Sovran Self Storage, Inc.	6,626	578,715
Spirit Realty Capital, Inc.	69,048	779,552
STAG Industrial, Inc.	11,900	258,587
Starwood Property Trust, Inc.	50,873	1,221,461
Starwood Waypoint Residential Trust	6,440	165,766
Strategic Hotels & Resorts, Inc. *	42,000	491,400
Summit Hotel Properties, Inc.	9,600	126,432
Sun Communities, Inc.	11,300	701,278
Sunstone Hotel Investors, Inc.	60,145	937,059
Tanger Factory Outlet Centers, Inc.	15,600	523,848
Taubman Centers, Inc.	10,100	727,301
Tejon Ranch Co. *	3,674	90,748
The Geo Group, Inc.	11,899	464,061
The Howard Hughes Corp. *	6,300	935,361
The Macerich Co.	27,405	2,240,633
The St. Joe Co. *	18,800	328,060
Two Harbors Investment Corp.	60,300	633,150
UDR, Inc.	50,961	1,669,992
UMH Properties, Inc.	7,900	79,553
Universal Health Realty Income Trust	4,700	233,402
Urban Edge Properties	16,046	363,121
Urstadt Biddle Properties, Inc., Class A	4,500	93,375
Ventas, Inc.	66,966	4,613,957
Vornado Realty Trust	34,092	3,528,181
Washington Real Estate Investment Trust	9,700	239,784
Weingarten Realty Investors	17,175	562,653
Western Asset Mortgage Capital Corp. (c)	4,607	67,308
Weyerhaeuser Co.	99,992	3,150,748
Whitestone REIT	2,100	30,870
WP Carey, Inc.	22,700	1,440,996
WP GLIMCHER, Inc.	33,804	507,060
Xenia Hotels & Resorts, Inc.	35,200	771,232

		177,271,141

Retailing 4.6%
Aaron’s, Inc.	14,675	498,950
Abercrombie & Fitch Co., Class A	11,800	265,264
Advance Auto Parts, Inc.	15,340	2,193,620
Aeropostale, Inc. *	25,600	79,104
Amazon.com, Inc. *	73,425	30,969,196
America’s Car-Mart, Inc. *	6,850	351,679
American Eagle Outfitters, Inc.	40,750	648,333
ANN, Inc. *	6,625	250,823
Asbury Automotive Group, Inc. *	6,500	546,195
Ascena Retail Group, Inc. *	21,236	318,328
AutoNation, Inc. *	13,800	849,390
AutoZone, Inc. *	6,600	4,439,556
Barnes & Noble, Inc. *	7,400	162,060
Bed Bath & Beyond, Inc. *	35,500	2,501,330
Best Buy Co., Inc.	55,725	1,930,871
Big Lots, Inc.	14,700	669,879
Brown Shoe Co., Inc.	6,675	198,248
Burlington Stores, Inc. *	17,000	876,690
Cabela’s, Inc. *	7,700	406,098
CarMax, Inc. *	40,246	2,741,155
Chico’s FAS, Inc.	26,200	441,732
Christopher & Banks Corp. *	13,400	79,596
Conn’s, Inc. *(c)	7,900	220,963
Core-Mark Holding Co., Inc.	4,000	210,840
CST Brands, Inc.	12,286	512,449
Destination Maternity Corp.	5,000	58,950
Dick’s Sporting Goods, Inc.	17,500	949,550
Dillard’s, Inc., Class A	4,300	565,837
Dollar General Corp.	59,625	4,335,334
Dollar Tree, Inc. *	38,650	2,953,246
DSW, Inc., Class A	11,560	419,281
Expedia, Inc.	19,472	1,834,847
Express, Inc. *	12,600	205,380
Family Dollar Stores, Inc.	18,900	1,476,846
Five Below, Inc. *	7,800	263,016

See financial notes 53

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Foot Locker, Inc.	29,900	1,777,555
Francesca’s Holdings Corp. *	13,300	225,169
Fred’s, Inc., Class A	6,700	113,029
FTD Cos., Inc. *	8,070	230,318
GameStop Corp., Class A (c)	19,348	745,672
Geeknet, Inc. *	452	4,068
Genesco, Inc. *	4,300	290,637
Genuine Parts Co.	32,800	2,947,080
GNC Holdings, Inc., Class A	15,500	667,275
Group 1 Automotive, Inc.	4,400	347,512
Groupon, Inc. *	88,400	611,728
Guess?, Inc.	7,900	144,649
Hibbett Sports, Inc. *	3,543	165,812
HSN, Inc.	6,269	391,311
J.C. Penney Co., Inc. *(c)	50,700	420,810
Kirkland’s, Inc. *	8,700	206,538
Kohl’s Corp.	39,600	2,837,340
L Brands, Inc.	47,520	4,246,387
Lands’ End, Inc. *	7,747	227,607
Liberty Interactive Corp., Class A *	89,109	2,562,775
Liberty TripAdvisor Holdings, Inc., Class A *	13,830	410,889
Liberty Ventures, Series A *	25,347	1,056,463
Lithia Motors, Inc., Class A	3,300	329,109
LKQ Corp. *	58,900	1,594,423
Lowe’s Cos., Inc.	184,351	12,694,410
Lumber Liquidators Holdings, Inc. *(c)	4,600	126,454
Macy’s, Inc.	63,863	4,127,466
MarineMax, Inc. *	16,300	359,904
Mattress Firm Holding Corp. *	3,200	189,056
Monro Muffler Brake, Inc.	4,462	267,229
Murphy USA, Inc. *	6,875	449,144
Netflix, Inc. *	11,721	6,522,736
Nordstrom, Inc.	26,300	1,987,228
O’Reilly Automotive, Inc. *	19,799	4,312,816
Office Depot, Inc. *	99,656	918,828
Orbitz Worldwide, Inc. *	22,152	259,621
Outerwall, Inc. (c)	5,000	332,150
Pacific Sunwear of California, Inc. *	41,175	86,468
Penske Automotive Group, Inc.	6,300	307,503
Pier 1 Imports, Inc.	15,800	199,870
Pool Corp.	6,662	432,297
Rent-A-Center, Inc.	7,750	229,400
Restoration Hardware Holdings, Inc. *	6,300	542,871
Ross Stores, Inc.	40,200	3,974,976
Sally Beauty Holdings, Inc. *	24,850	775,569
Sears Holdings Corp. *(c)	11,385	454,717
Select Comfort Corp. *	12,200	376,004
Shoe Carnival, Inc.	6,300	164,493
Shutterfly, Inc. *	6,300	281,988
Signet Jewelers Ltd.	16,800	2,253,384
Sonic Automotive, Inc., Class A	11,200	261,520
Stage Stores, Inc.	14,275	275,650
Staples, Inc.	118,900	1,940,448
Stein Mart, Inc.	10,300	121,849
Systemax, Inc. *	8,000	83,600
Target Corp.	121,878	9,607,643
The Buckle, Inc. (c)	3,875	173,600
The Cato Corp., Class A	7,100	279,314
The Children’s Place, Inc.	3,600	218,376
The Finish Line, Inc., Class A	7,161	175,659
The Gap, Inc.	51,800	2,053,352
The Home Depot, Inc.	254,163	27,190,358
The Men’s Wearhouse, Inc.	6,600	373,494
The Michaels Cos., Inc. *	16,000	413,760
The Pep Boys - Manny, Moe & Jack *	19,400	177,704
The Priceline Group, Inc. *	10,036	12,422,661
The TJX Cos., Inc.	133,447	8,612,669
Tiffany & Co.	22,200	1,942,056
Tractor Supply Co.	25,700	2,211,742
Trans World Entertainment Corp. *	9,700	36,472
TripAdvisor, Inc. *	22,272	1,792,673
Tuesday Morning Corp. *	10,800	170,856
Ulta Salon, Cosmetics & Fragrance, Inc. *	12,100	1,828,189
Urban Outfitters, Inc. *	18,000	720,720
Vitamin Shoppe, Inc. *	4,200	175,896
VOXX International Corp. *	9,100	86,723
West Marine, Inc. *	8,200	82,410
Williams-Sonoma, Inc.	16,200	1,191,186
Winmark Corp.	1,700	153,017
Zumiez, Inc. *	10,500	332,955

		205,711,926

Semiconductors & Semiconductor Equipment 2.4%
Advanced Energy Industries, Inc. *	4,500	110,070
Advanced Micro Devices, Inc. *	123,300	278,658
Altera Corp.	63,700	2,655,016
Amkor Technology, Inc. *	35,700	250,971
Amtech Systems, Inc. *	3,500	43,750
ANADIGICS, Inc. *(c)	8,150	10,758
Analog Devices, Inc.	60,249	3,725,798
Applied Materials, Inc.	245,798	4,864,342
Applied Micro Circuits Corp. *	21,300	114,381
Atmel Corp.	110,700	839,106
Avago Technologies Ltd.	48,800	5,703,744
AXT, Inc. *	3,500	8,330
Broadcom Corp., Class A	111,590	4,932,836
Brooks Automation, Inc.	11,885	127,883
Cabot Microelectronics Corp. *	5,660	267,718
Cavium, Inc. *	10,400	673,816
CEVA, Inc. *	7,233	149,723
Cirrus Logic, Inc. *	9,800	331,044
Cohu, Inc.	7,500	78,525
Cree, Inc. *(c)	20,900	662,112
Cypress Semiconductor Corp. *	69,226	922,090
Diodes, Inc. *	11,012	294,241
DSP Group, Inc. *	6,300	71,694
Entegris, Inc. *	19,299	256,870
Entropic Communications, Inc. *	20,100	60,702
Exar Corp. *	9,834	97,062
Fairchild Semiconductor International, Inc. *	17,800	323,337
First Solar, Inc. *	13,279	792,358
FormFactor, Inc. *	14,600	116,362
Freescale Semiconductor Ltd. *	21,400	836,526
GSI Technology, Inc. *	8,500	44,965
Integrated Device Technology, Inc. *	26,920	489,675

54 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Integrated Silicon Solution, Inc.	9,338	173,220
Intel Corp.	924,297	30,085,867
Intersil Corp., Class A	26,764	357,299
IXYS Corp.	6,900	78,039
KLA-Tencor Corp.	29,000	1,705,200
Kopin Corp. *	19,600	65,072
Kulicke & Soffa Industries, Inc. *	18,500	279,535
Lam Research Corp.	30,267	2,287,580
Lattice Semiconductor Corp. *	25,100	148,843
Linear Technology Corp.	41,900	1,932,847
Marvell Technology Group Ltd.	73,200	1,025,532
Maxim Integrated Products, Inc.	55,700	1,828,631
Micrel, Inc.	9,700	131,920
Microchip Technology, Inc.	42,875	2,043,208
Micron Technology, Inc. *	208,307	5,859,676
Microsemi Corp. *	28,952	965,839
MKS Instruments, Inc.	7,900	274,999
Monolithic Power Systems, Inc.	6,500	336,895
MoSys, Inc. *	6,400	14,016
Nanometrics, Inc. *	5,300	81,938
NVIDIA Corp.	97,000	2,152,915
OmniVision Technologies, Inc. *	13,900	387,741
ON Semiconductor Corp. *	75,165	865,901
PDF Solutions, Inc. *	9,699	175,261
Pericom Semiconductor Corp.	6,600	82,632
Photronics, Inc. *	18,000	157,860
PMC-Sierra, Inc. *	27,300	230,139
Power Integrations, Inc.	4,200	207,858
Qorvo, Inc. *	30,074	1,982,177
QuickLogic Corp. *(c)	27,600	48,576
Rambus, Inc. *	19,600	271,264
Rudolph Technologies, Inc. *	16,418	210,643
Semtech Corp. *	21,700	505,393
Silicon Laboratories, Inc. *	5,000	258,350
Skyworks Solutions, Inc.	35,789	3,301,535
SunEdison, Inc. *	45,700	1,157,124
SunPower Corp. *	6,800	218,892
Synaptics, Inc. *	8,450	715,884
Teradyne, Inc.	34,959	638,002
Tessera Technologies, Inc.	11,100	400,821
Texas Instruments, Inc.	205,597	11,145,413
Ultratech, Inc. *	4,800	95,808
Veeco Instruments, Inc. *	8,800	259,688
Xcerra Corp. *	19,192	188,657
Xilinx, Inc.	47,500	2,059,600

		107,528,753

Software & Services 10.3%
Accenture plc, Class A	119,697	11,089,927
ACI Worldwide, Inc. *	23,100	531,993
Activision Blizzard, Inc.	98,232	2,241,163
Actua Corp. *	8,050	116,483
Acxiom Corp. *	13,300	232,218
Adobe Systems, Inc. *	91,810	6,983,069
Advent Software, Inc.	7,900	342,939
Akamai Technologies, Inc. *	32,038	2,363,764
Alliance Data Systems Corp. *	12,644	3,759,188
Amdocs Ltd.	34,600	1,905,422
Angie’s List, Inc. *	22,248	130,596
ANSYS, Inc. *	15,286	1,312,150
AOL, Inc. *	12,922	515,588
Aspen Technology, Inc. *	15,400	683,606
Autodesk, Inc. *	44,300	2,517,569
Automatic Data Processing, Inc.	89,762	7,588,479
Bankrate, Inc. *	14,600	181,040
Bazaarvoice, Inc. *	15,200	81,776
Blackbaud, Inc.	13,400	677,102
Blackhawk Network Holdings, Inc., Class B *	6,703	246,067
Blucora, Inc. *	11,572	158,189
Booz Allen Hamilton Holding Corp.	24,800	682,000
Bottomline Technologies de, Inc. *	8,800	235,488
Broadridge Financial Solutions, Inc.	19,725	1,063,572
BroadSoft, Inc. *	6,500	205,660
CA, Inc.	69,408	2,205,092
CACI International, Inc., Class A *	4,100	361,784
Cadence Design Systems, Inc. *	47,500	885,875
Callidus Software, Inc. *	16,546	204,343
Cardtronics, Inc. *	8,800	332,024
CDK Global, Inc.	32,620	1,563,150
Ciber, Inc. *	24,900	87,897
Citrix Systems, Inc. *	30,800	2,068,528
Cognizant Technology Solutions Corp., Class A *	117,100	6,855,034
CommVault Systems, Inc. *	6,900	315,675
Computer Sciences Corp.	27,638	1,781,269
comScore, Inc. *	7,500	392,700
Comverse, Inc. *	6,250	153,125
Constant Contact, Inc. *	7,000	243,950
Convergys Corp.	16,000	362,880
CoreLogic, Inc. *	23,100	903,441
Cornerstone OnDemand, Inc. *	7,100	203,273
CoStar Group, Inc. *	5,500	1,124,365
Covisint Corp. *	4,460	8,742
CSG Systems International, Inc.	8,900	259,168
Dealertrack Technologies, Inc. *	6,100	239,791
Demand Media, Inc. *	5,920	37,947
Demandware, Inc. *	6,800	418,880
Digimarc Corp.	3,542	82,883
DST Systems, Inc.	5,900	678,972
EarthLink Holdings Corp.	17,050	80,646
eBay, Inc. *	215,744	12,569,245
Ebix, Inc. (c)	17,503	477,657
Edgewater Technology, Inc. *	767	5,407
Electronic Arts, Inc. *	62,500	3,630,625
Ellie Mae, Inc. *	11,293	621,115
Endurance International Group Holdings, Inc. *(c)	13,300	243,922
EnerNOC, Inc. *	9,754	107,782
Envestnet, Inc. *	7,300	374,198
EPAM Systems, Inc. *	7,800	504,738
Epiq Systems, Inc.	8,525	152,683
Equinix, Inc.	10,686	2,734,868
Euronet Worldwide, Inc. *	8,800	514,624
EVERTEC, Inc.	14,000	290,220
ExlService Holdings, Inc. *	7,200	247,896
Facebook, Inc., Class A *	406,707	32,036,310
FactSet Research Systems, Inc.	6,650	1,046,643
Fair Isaac Corp.	4,744	419,654
FalconStor Software, Inc. *	1,200	1,824

See financial notes 55

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Fidelity National Information Services, Inc.	51,091	3,192,677
FireEye, Inc. *	9,700	400,610
Fiserv, Inc. *	42,600	3,305,760
FleetCor Technologies, Inc. *	14,800	2,381,172
Forrester Research, Inc.	6,800	236,572
Fortinet, Inc. *	26,700	1,007,658
Gartner, Inc. *	18,100	1,501,938
Genpact Ltd. *	28,274	618,070
Global Cash Access Holdings, Inc. *	28,300	209,420
Global Payments, Inc.	11,440	1,147,203
Glu Mobile, Inc. *	38,900	262,964
Gogo, Inc. *	16,000	338,240
Google, Inc., Class A *	55,476	30,443,565
Google, Inc., Class C *	55,227	29,675,775
GSE Systems, Inc. *	2,424	3,636
Guidewire Software, Inc. *	10,800	539,460
Heartland Payment Systems, Inc.	7,700	391,930
Higher One Holdings, Inc. *	19,400	54,514
HomeAway, Inc. *	15,400	430,430
IAC/InterActiveCorp	12,672	884,759
IGATE Corp. *	8,800	418,528
Imperva, Inc. *	11,562	527,458
Infoblox, Inc. *	8,600	202,616
Informatica Corp. *	18,000	865,260
Information Services Group, Inc.	7,500	29,475
Interactive Intelligence Group, Inc. *	2,900	127,542
Internap Corp. *	13,200	124,080
International Business Machines Corp.	178,451	30,566,872
Intralinks Holdings, Inc. *	12,200	119,560
Intuit, Inc.	54,530	5,470,995
j2 Global, Inc.	9,000	624,330
Jack Henry & Associates, Inc.	13,800	917,838
Jive Software, Inc. *	27,994	150,608
Leidos Holdings, Inc.	11,000	458,040
LinkedIn Corp., Class A *	20,200	5,093,026
Lionbridge Technologies, Inc. *	19,500	108,225
Liquidity Services, Inc. *	15,481	144,902
LivePerson, Inc. *	19,700	185,180
LogMeIn, Inc. *	7,600	487,768
Looksmart Ltd. *(c)	160	210
Manhattan Associates, Inc. *	11,600	609,696
ManTech International Corp., Class A	8,600	251,378
Marketo, Inc. *	6,684	190,160
MasterCard, Inc., Class A	189,856	17,126,910
Mattersight Corp. *	190	1,300
MAXIMUS, Inc.	11,300	723,313
Mentor Graphics Corp.	13,800	330,234
Microsoft Corp.	1,588,918	77,284,972
MicroStrategy, Inc., Class A *	2,256	410,863
Millennial Media, Inc. *	21,300	33,015
ModusLink Global Solutions, Inc. *	10,450	36,575
MoneyGram International, Inc. *	9,037	70,037
Monotype Imaging Holdings, Inc.	6,500	210,665
Monster Worldwide, Inc. *	35,800	210,862
NetScout Systems, Inc. *	7,300	300,030
NetSuite, Inc. *	7,900	755,003
NeuStar, Inc., Class A *(c)	9,300	279,000
NIC, Inc.	8,000	136,000
Nuance Communications, Inc. *	42,274	648,060
Oracle Corp.	616,713	26,901,021
Pandora Media, Inc. *	38,400	685,056
Paychex, Inc.	61,864	2,993,599
Pegasystems, Inc.	12,800	275,712
Perficient, Inc. *	7,800	160,914
PRGX Global, Inc. *	11,000	46,640
Progress Software Corp. *	9,300	245,520
Proofpoint, Inc. *	9,000	485,820
PROS Holdings, Inc. *	7,826	173,972
PTC, Inc. *	19,780	758,365
Qlik Technologies, Inc. *	14,100	490,539
Qualys, Inc. *	5,600	277,312
Rackspace Hosting, Inc. *	23,700	1,277,430
RealNetworks, Inc. *	12,725	83,603
RealPage, Inc. *	10,500	208,320
Red Hat, Inc. *	36,600	2,754,516
Reis, Inc.	1,400	31,822
Rightside Group Ltd. *	5,920	48,189
Rovi Corp. *	15,412	285,276
Sabre Corp.	20,500	510,245
Salesforce.com, Inc. *	120,222	8,754,566
Science Applications International Corp.	6,285	314,878
Seachange International, Inc. *	9,250	62,068
ServiceNow, Inc. *	27,100	2,028,706
ServiceSource International, Inc. *	14,400	51,408
Shutterstock, Inc. *	4,000	269,960
SolarWinds, Inc. *	12,000	585,360
Solera Holdings, Inc.	11,400	553,128
Splunk, Inc. *	27,000	1,791,315
SPS Commerce, Inc. *	9,300	606,918
SS&C Technologies Holdings, Inc.	11,700	703,989
Stamps.com, Inc. *	5,827	360,633
StarTek, Inc. *	3,900	32,195
support.com, Inc. *	18,400	29,072
Sykes Enterprises, Inc. *	11,026	275,981
Symantec Corp.	139,573	3,478,857
Synchronoss Technologies, Inc. *	8,100	371,628
Synopsys, Inc. *	28,084	1,316,578
Syntel, Inc. *	8,600	387,172
Tableau Software, Inc., Class A *	8,442	825,965
Take-Two Interactive Software, Inc. *	12,900	305,730
Tangoe, Inc. *	8,200	112,176
TeleCommunication Systems, Inc., Class A *	10,800	33,696
TeleTech Holdings, Inc.	9,100	236,054
Teradata Corp. *	27,000	1,187,730
Textura, Corp. *(c)	6,941	181,646
The Hackett Group, Inc.	7,200	69,120
The Ultimate Software Group, Inc. *	4,600	764,612
The Western Union Co.	90,332	1,831,933
TiVo, Inc. *	17,800	196,690
Total System Services, Inc.	27,404	1,084,102
Twitter, Inc. *	99,300	3,868,728
Tyler Technologies, Inc. *	6,800	829,260
Unisys Corp. *	6,200	134,974
United Online, Inc. *	2,478	39,227
Unwired Planet, Inc. *	7,771	4,587

56 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Vantiv, Inc., Class A *	24,900	973,590
VeriFone Systems, Inc. *	18,000	643,860
Verint Systems, Inc. *	9,510	584,199
VeriSign, Inc. *	22,275	1,414,685
VirnetX Holding Corp. *(c)	10,600	68,476
Virtusa Corp. *	4,700	187,060
Visa, Inc., Class A	375,804	24,821,854
VMware, Inc., Class A *	17,100	1,506,510
Web.com Group, Inc. *	8,923	163,916
WebMD Health Corp. *	7,074	312,317
WEX, Inc. *	6,400	721,344
Workday, Inc., Class A *	20,100	1,833,321
Xerox Corp.	214,156	2,462,794
Yahoo! Inc. *	169,444	7,212,384
Yelp, Inc. *	14,300	563,277
Zillow Group, Inc., Class A *(c)	8,797	858,939
Zynga, Inc., Class A *	127,000	311,150

		463,947,021

Technology Hardware & Equipment 6.3%
3D Systems Corp. *(c)	18,800	471,692
ADTRAN, Inc.	9,100	151,151
Agilysys, Inc. *	8,460	79,609
Amphenol Corp., Class A	60,800	3,366,496
Anixter International, Inc. *	4,000	282,400
Apple, Inc.	1,126,662	141,001,749
ARRIS Group, Inc. *	24,075	810,726
Arrow Electronics, Inc. *	18,532	1,106,546
Aruba Networks, Inc. *	24,800	610,328
Aviat Networks, Inc. *	18,877	21,520
Avnet, Inc.	26,588	1,133,446
AVX Corp.	14,000	192,780
Badger Meter, Inc.	4,000	248,880
Belden, Inc.	6,900	579,255
Benchmark Electronics, Inc. *	7,830	184,240
Black Box Corp.	4,100	81,590
Brocade Communications Systems, Inc.	73,835	834,335
CalAmp Corp. *	4,000	78,840
CDW Corp.	24,400	935,008
Checkpoint Systems, Inc.	7,100	73,556
Ciena Corp. *	17,970	382,761
Cisco Systems, Inc.	998,840	28,796,557
Cognex Corp. *	14,800	664,372
Coherent, Inc. *	4,100	246,000
CommScope Holding Co., Inc. *	20,082	592,620
Comtech Telecommunications Corp.	4,175	120,657
Corning, Inc.	239,007	5,002,416
Cray, Inc. *	7,600	213,484
CTS Corp.	8,800	157,872
Daktronics, Inc.	8,700	93,351
Diebold, Inc.	12,900	448,533
Digi International, Inc. *	9,100	91,910
Dolby Laboratories, Inc., Class A	8,800	354,288
DTS, Inc. *	4,300	154,155
Echelon Corp. *	7,200	6,480
EchoStar Corp., Class A *	6,740	337,000
Electro Rent Corp.	7,100	76,964
Electro Scientific Industries, Inc.	9,900	56,430
Electronics for Imaging, Inc. *	15,500	646,815
EMC Corp.	400,499	10,777,428
Emulex Corp. *	14,100	113,082
Extreme Networks, Inc. *	27,500	69,300
F5 Networks, Inc. *	13,100	1,598,462
Fabrinet *	11,108	201,166
FARO Technologies, Inc. *	3,000	119,490
FEI Co.	10,000	754,600
Finisar Corp. *	15,800	321,214
FLIR Systems, Inc.	26,100	806,229
Frequency Electronics, Inc. *	500	6,355
Harmonic, Inc. *	20,042	140,494
Harris Corp.	19,178	1,538,843
Hewlett-Packard Co.	361,236	11,909,951
Hutchinson Technology, Inc. *	6,000	14,160
I.D. Systems, Inc. *	5,500	38,555
Identiv, Inc. *	120	1,168
II-VI, Inc. *	13,000	231,270
Imation Corp. *	5,500	22,495
Immersion Corp. *	4,300	46,569
Infinera Corp. *	27,300	513,240
Ingram Micro, Inc., Class A *	25,500	641,580
Insight Enterprises, Inc. *	8,950	256,149
Intellicheck Mobilisa, Inc. *	62	96
InterDigital, Inc.	6,700	366,624
InvenSense, Inc. *(c)	8,900	132,788
IPG Photonics Corp. *	5,700	504,906
Itron, Inc. *	5,700	204,402
Ixia *	14,900	178,502
Jabil Circuit, Inc.	35,300	794,956
JDS Uniphase Corp. *	44,553	564,041
Juniper Networks, Inc.	84,165	2,224,481
Keysight Technologies, Inc. *	31,458	1,052,585
Kimball Electronics, Inc. *	6,825	87,292
Knowles Corp. *(c)	13,900	266,463
Lexmark International, Inc., Class A	10,900	483,851
LightPath Technologies, Inc., Class A *	75	85
Littelfuse, Inc.	3,700	362,563
Maxwell Technologies, Inc. *(c)	7,700	43,120
Mercury Systems, Inc. *	7,800	107,718
Methode Electronics, Inc.	9,500	403,370
MOCON, Inc.	600	10,440
Motorola Solutions, Inc.	39,833	2,380,022
MTS Systems Corp.	3,781	266,863
Multi-Fineline Electronix, Inc. *	5,700	133,266
National Instruments Corp.	16,112	460,803
NCR Corp. *	35,100	963,144
NetApp, Inc.	55,900	2,026,375
NETGEAR, Inc. *	6,000	181,620
Newport Corp. *	8,500	162,095
OSI Systems, Inc. *	3,700	248,677
Palo Alto Networks, Inc. *	12,900	1,905,588
Park Electrochemical Corp.	3,600	78,192
PC Connection, Inc.	7,000	170,030
PC-Tel, Inc.	8,900	70,310
Plantronics, Inc.	6,000	319,620
Plexus Corp. *	6,500	279,825
Polycom, Inc. *	22,400	292,320
QLogic Corp. *	17,044	250,547
QUALCOMM, Inc.	318,639	21,667,452
Quantum Corp. *	125,000	251,250

See financial notes 57

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Radisys Corp. *	7,200	15,840
Research Frontiers, Inc. *	2,800	15,876
Richardson Electronics Ltd.	7,300	64,824
Rofin-Sinar Technologies, Inc. *	3,800	89,908
Rogers Corp. *	4,200	305,382
SanDisk Corp.	41,700	2,791,398
Sanmina Corp. *	20,900	424,897
ScanSource, Inc. *	6,300	251,055
Seagate Technology plc (c)	61,966	3,638,644
Sonus Networks, Inc. *	15,860	125,611
Super Micro Computer, Inc. *	8,200	235,914
SYNNEX Corp.	8,400	642,600
TE Connectivity Ltd.	76,700	5,104,385
Tech Data Corp. *	5,300	298,761
TESSCO Technologies, Inc.	4,025	101,712
TransAct Technologies, Inc.	1,500	7,680
Trimble Navigation Ltd. *	62,084	1,578,796
TTM Technologies, Inc. *	11,000	102,850
Ubiquiti Networks, Inc.	3,200	91,424
Universal Display Corp. *	5,800	255,606
ViaSat, Inc. *	10,700	643,284
Vishay Intertechnology, Inc.	18,588	235,696
Vishay Precision Group, Inc. *	5,620	80,197
Western Digital Corp.	41,745	4,080,156
Xybernaut Corp. *(b)(e)	1,400	—
Zebra Technologies Corp., Class A *	9,575	881,666

		282,769,056

Telecommunication Services 2.1%
Alaska Communications Systems Group, Inc. *	5,000	11,400
Alteva *	1,100	7,777
AT&T, Inc.	1,004,055	34,780,465
Atlantic Tele-Network, Inc.	3,250	214,565
CenturyLink, Inc.	114,178	4,105,841
Cincinnati Bell, Inc. *	61,468	210,835
Cogent Communications Holdings, Inc.	9,900	346,401
Consolidated Communications Holdings, Inc.	16,757	353,070
Frontier Communications Corp.	196,768	1,349,828
General Communication, Inc., Class A *	10,500	166,530
Globalstar, Inc. *(c)	42,400	109,816
inContact, Inc. *	20,172	208,780
Iridium Communications, Inc. *	11,800	120,006
Level 3 Communications, Inc. *	53,725	3,005,377
Lumos Networks Corp.	1,500	21,210
NTELOS Holdings Corp.	4,500	26,145
Premiere Global Services, Inc. *	11,400	116,394
SBA Communications Corp., Class A *	26,400	3,057,648
Shenandoah Telecommunications Co.	7,100	244,666
Spok Holdings, Inc.	5,500	103,538
Sprint Corp. *	142,805	732,590
T-Mobile US, Inc. *	57,450	1,955,598
Telephone & Data Systems, Inc.	22,222	593,550
United States Cellular Corp. *	5,400	199,422
Verizon Communications, Inc.	803,169	40,511,844
Vonage Holdings Corp. *	36,400	168,532
Windstream Holdings, Inc.	18,211	212,704

		92,934,532

Transportation 2.3%
Alaska Air Group, Inc.	25,000	1,601,500
Allegiant Travel Co.	2,000	307,520
AMERCO	1,000	322,040
American Airlines Group, Inc.	139,497	6,735,613
ArcBest Corp.	4,800	171,360
Atlas Air Worldwide Holdings, Inc. *	6,500	316,810
Avis Budget Group, Inc. *	20,600	1,115,284
C.H. Robinson Worldwide, Inc.	26,000	1,674,140
Celadon Group, Inc.	8,890	229,718
Con-way, Inc.	11,200	460,320
Covenant Transport Group, Inc., Class A *	3,000	91,410
CSX Corp.	192,700	6,954,543
Delta Air Lines, Inc.	161,811	7,223,243
Expeditors International of Washington, Inc.	45,400	2,080,682
FedEx Corp.	49,763	8,438,312
Forward Air Corp.	4,600	231,702
Genesee & Wyoming, Inc., Class A *	9,000	836,550
Hawaiian Holdings, Inc. *	10,700	246,956
Heartland Express, Inc.	16,241	339,762
Hertz Global Holdings, Inc. *	87,300	1,819,332
Hub Group, Inc., Class A *	7,100	283,290
J.B. Hunt Transport Services, Inc.	15,600	1,360,320
JetBlue Airways Corp. *	45,262	929,229
Kansas City Southern	23,255	2,383,405
Kirby Corp. *	11,100	871,683
Knight Transportation, Inc.	14,650	423,385
Landstar System, Inc.	6,600	411,246
Marten Transport Ltd.	9,476	210,936
Matson, Inc.	10,500	425,250
Norfolk Southern Corp.	60,500	6,101,425
Old Dominion Freight Line, Inc. *	12,412	882,865
Park-Ohio Holdings Corp.	3,600	166,788
Republic Airways Holdings, Inc. *	12,500	153,000
Roadrunner Transportation Systems, Inc. *	4,900	119,903
Ryder System, Inc.	9,500	905,920
Saia, Inc. *	4,450	181,337
SkyWest, Inc.	7,000	95,550
Southwest Airlines Co.	129,015	5,232,848
Spirit Airlines, Inc. *	14,000	958,580
Swift Transportation Co. *	19,000	459,800
Union Pacific Corp.	169,870	18,045,290
United Continental Holdings, Inc. *	75,700	4,522,318
United Parcel Service, Inc., Class B	135,085	13,580,095
Universal Truckload Services, Inc.	3,300	70,092
UTI Worldwide, Inc. *	14,600	131,838
Werner Enterprises, Inc.	10,032	269,560
Wesco Aircraft Holdings, Inc. *	13,500	211,680
XPO Logistics, Inc. *	11,710	567,935
YRC Worldwide, Inc. *	8,600	134,160

		101,286,525

58 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Utilities 3.0%
AES Corp.	118,796	1,574,047
AGL Resources, Inc.	21,529	1,082,263
ALLETE, Inc.	14,633	736,040
Alliant Energy Corp.	26,300	1,590,361
Ameren Corp.	43,176	1,767,626
American DG Energy, Inc. *	11,400	9,234
American Electric Power Co., Inc.	92,320	5,250,238
American States Water Co.	9,600	368,544
American Water Works Co., Inc.	40,000	2,180,800
Aqua America, Inc.	37,467	1,004,865
Artesian Resources Corp., Class A	4,000	86,160
Atmos Energy Corp.	17,400	939,600
Avista Corp.	7,800	254,436
Black Hills Corp.	7,700	379,533
Cadiz, Inc. *(c)	6,356	55,742
California Water Service Group	11,300	269,731
Calpine Corp. *	65,100	1,419,831
CenterPoint Energy, Inc.	77,000	1,614,690
Chesapeake Utilities Corp.	2,770	132,351
Cleco Corp.	11,700	635,895
CMS Energy Corp.	56,959	1,932,619
Connecticut Water Service, Inc.	5,100	183,600
Consolidated Edison, Inc.	55,510	3,416,641
Delta Natural Gas Co., Inc.	1,291	25,433
Dominion Resources, Inc.	114,565	8,212,019
DTE Energy Co.	33,748	2,687,353
Duke Energy Corp.	136,750	10,607,698
Dynegy, Inc. *	17,000	565,590
Edison International	59,310	3,614,351
El Paso Electric Co.	11,300	420,473
Entergy Corp.	34,293	2,646,734
Eversource Energy	61,336	2,990,743
Exelon Corp.	168,869	5,744,923
FirstEnergy Corp.	82,056	2,946,631
Genie Energy Ltd., Class B *	12,800	182,272
Great Plains Energy, Inc.	41,341	1,082,307
Hawaiian Electric Industries, Inc.	19,300	604,090
IDACORP, Inc.	9,800	591,234
Integrys Energy Group, Inc.	15,140	1,106,734
ITC Holdings Corp.	33,000	1,188,000
MDU Resources Group, Inc.	34,325	765,104
MGE Energy, Inc.	4,950	205,326
Middlesex Water Co.	9,400	214,038
National Fuel Gas Co.	20,700	1,334,115
New Jersey Resources Corp.	12,450	379,850
NextEra Energy, Inc.	85,372	8,616,596
NiSource, Inc.	55,764	2,421,273
Northwest Natural Gas Co.	6,300	294,210
NorthWestern Corp.	7,100	369,839
NRG Energy, Inc.	63,356	1,599,105
NRG Yield, Inc., Class A	8,300	408,360
OGE Energy Corp.	41,200	1,346,416
ONE Gas, Inc.	8,525	357,794
Ormat Technologies, Inc.	8,600	314,674
Otter Tail Corp.	7,800	233,298
Pattern Energy Group, Inc.	6,400	185,472
Pepco Holdings, Inc.	48,400	1,257,432
PG&E Corp.	90,000	4,762,800
Piedmont Natural Gas Co., Inc.	24,400	913,536
Pinnacle West Capital Corp.	18,200	1,113,840
PNM Resources, Inc.	11,200	311,136
Portland General Electric Co.	24,800	871,968
PPL Corp.	125,700	4,277,571
Public Service Enterprise Group, Inc.	97,800	4,062,612
Pure Cycle Corp. *	8,000	42,640
Questar Corp.	28,900	677,416
SCANA Corp.	27,305	1,446,619
Sempra Energy	44,396	4,713,523
SJW Corp.	4,470	130,748
South Jersey Industries, Inc.	4,200	221,550
Southwest Gas Corp.	6,500	357,500
TECO Energy, Inc.	41,000	776,950
TerraForm Power, Inc., Class A *	9,400	371,582
The Empire District Electric Co.	11,200	263,984
The Laclede Group, Inc.	15,200	789,336
The Southern Co.	177,921	7,881,900
The York Water Co.	6,100	153,476
UGI Corp.	27,900	971,199
UIL Holdings Corp.	11,166	556,960
Unitil Corp.	7,200	246,240
Vectren Corp.	15,266	659,033
Westar Energy, Inc.	21,000	790,650
WGL Holdings, Inc.	7,300	401,573
Wisconsin Energy Corp.	44,200	2,171,104
Xcel Energy, Inc.	103,108	3,496,392

		135,838,172

Total Common Stock
(Cost $2,747,125,132)		4,442,966,253

Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
FRD Acquisition Co. CVR *(b)(e)	8,700	—

Technology Hardware & Equipment 0.0%
Gerber Scientific, Inc. CVR *(b)(e)	8,900	—

Telecommunication Services 0.0%
Contra Leap Wireless CVR *(b)(e)	13,000	32,760

Total Rights
(Cost $32,983)		32,760

Warrants 0.0% of net assets

Energy 0.0%
Magnum Hunter Resources Corp. *(b)(e)	2,293	—

Total Warrants
(Cost $—)		—

See financial notes 59

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Other Investment Company 0.7% of net assets

Securities Lending Collateral 0.7%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (d)	32,064,921	32,064,921

Total Other Investment Company
(Cost $32,064,921)		32,064,921

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.8% of net assets

Time Deposit 0.8%
JPMorgan Chase Bank
0.03%, 05/01/15	33,950,307	33,950,307

Total Short-Term Investment
(Cost $33,950,307)		33,950,307

End of Investments.

At 04/30/15 tax basis cost of the fund’s investments was $2,833,067,288 and the unrealized appreciation and depreciation were $1,761,111,256 and ($85,164,303), respectively, with a net unrealized appreciation of $1,675,946,953.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	Illiquid security. At the period end, the value of these amounted to $32,760 or 0.0% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $31,064,712.
(d)	The rate shown is the 7-day yield.
(e)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 04/30/15:

			Unrealized
		Contract	Appreciation
	Number of	Value	(Depreciation)
	Contracts	($)	($)

Futures Contracts

Russell 2000 Index, mini, Long, expires 06/19/15	45	5,473,800	(128,726)
S&P 500 Index, e-mini, Long, expires 06/19/15	315	32,742,675	52,133

Net Unrealized Depreciation			(76,593)

60 See financial notes

 Schwab International Index Fund

Portfolio Holdings as of April 30, 2015 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.csimfunds.com/schwabfunds_prospectus.

		Cost	Value
Holdings by Category		($)	($)

98.0%	Common Stock	2,224,135,874	2,846,224,974
0.7%	Preferred Stock	13,594,358	18,874,721
0.0%	Rights	469,760	484,642
1.1%	Other Investment Company	32,768,230	32,768,230
0.7%	Short-Term Investments	20,709,213	20,709,213

100.5%	Total Investments	2,291,677,435	2,919,061,780
(0.5%)	Other Assets and Liabilities, Net		(15,064,910)

100.0%	Net Assets		2,903,996,870

	Number	Value
Security	of Shares	($)

Common Stock 98.0% of net assets

Australia 7.1%

Banks 2.6%
Australia & New Zealand Banking Group Ltd.	587,120	15,710,072
Bank of Queensland Ltd.	74,259	762,561
Bendigo & Adelaide Bank Ltd.	98,787	940,358
Commonwealth Bank of Australia	344,325	24,101,706
National Australia Bank Ltd.	504,572	14,610,068
Westpac Banking Corp.	660,287	18,970,487

		75,095,252

Capital Goods 0.0%
CIMIC Group Ltd.	18,875	312,566

Commercial & Professional Supplies 0.1%
ALS Ltd.	76,848	317,418
Brambles Ltd.	338,913	2,888,775
Seek Ltd.	74,156	948,505

		4,154,698

Consumer Services 0.1%
Crown Resorts Ltd.	71,852	735,749
Flight Centre Travel Group Ltd.	11,202	383,092
Tabcorp Holdings Ltd.	158,084	607,307
Tatts Group Ltd.	311,493	992,242

		2,718,390

Diversified Financials 0.2%
ASX Ltd.	42,332	1,406,122
Macquarie Group Ltd.	60,590	3,712,501
Platinum Asset Management Ltd.	46,261	275,312

		5,393,935

Energy 0.4%
Caltex Australia Ltd.	59,417	1,657,132
Origin Energy Ltd.	244,139	2,440,336
Santos Ltd.	217,726	1,417,905
Woodside Petroleum Ltd.	156,906	4,327,028
WorleyParsons Ltd.	40,513	363,998

		10,206,399

Food & Staples Retailing 0.5%
Wesfarmers Ltd.	237,160	8,174,740
Woolworths Ltd.	267,565	6,212,226

		14,386,966

Food, Beverage & Tobacco 0.1%
Coca-Cola Amatil Ltd.	129,657	1,049,671
Treasury Wine Estates Ltd.	125,835	551,883

		1,601,554

Health Care Equipment & Services 0.1%
Cochlear Ltd.	11,235	739,793
Healthscope Ltd.	273,248	612,367
Ramsay Health Care Ltd.	27,442	1,352,787
Sonic Healthcare Ltd.	76,797	1,203,559

		3,908,506

Insurance 0.4%
AMP Ltd.	639,357	3,238,645
Insurance Australia Group Ltd.	496,733	2,276,541
Medibank Pvt Ltd. *	623,599	1,088,768
QBE Insurance Group Ltd.	293,084	3,161,128
Suncorp Group Ltd.	277,948	2,874,363

		12,639,445

Materials 1.1%
Alumina Ltd.	529,070	641,999
Amcor Ltd.	260,682	2,775,244
BHP Billiton Ltd.	682,458	17,427,501
Boral Ltd.	188,222	937,608
Fortescue Metals Group Ltd. (a)	374,422	632,516
Iluka Resources Ltd.	88,811	565,935
Incitec Pivot Ltd.	340,968	1,070,816
James Hardie Industries plc CDI	96,740	1,111,118
Newcrest Mining Ltd. *	168,083	1,884,123
Orica Ltd.	76,325	1,209,572
Rio Tinto Ltd.	93,233	4,202,690

		32,459,122

Media 0.0%
REA Group Ltd.	11,698	435,112

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
CSL Ltd.	100,162	7,179,941

Real Estate 0.6%
Dexus Property Group	188,738	1,096,672
Federation Centres	314,878	731,561
Goodman Group	376,758	1,848,712
Lend Lease Group	121,117	1,530,347
Mirvac Group	751,696	1,190,863
Novion Property Group	430,225	836,771

See financial notes 61

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Scentre Group	1,141,957	3,363,829
Stockland	506,718	1,770,983
The GPT Group	353,697	1,246,531
Westfield Corp.	422,364	3,140,181

		16,756,450

Retailing 0.0%
Harvey Norman Holdings Ltd.	132,814	460,602

Software & Services 0.0%
Computershare Ltd.	98,275	953,307

Telecommunication Services 0.2%
Telstra Corp., Ltd.	901,674	4,432,359
TPG Telecom Ltd.	51,641	362,302

		4,794,661

Transportation 0.3%
Asciano Ltd.	194,653	1,011,400
Aurizon Holdings Ltd.	462,305	1,764,917
Qantas Airways Ltd. *	104,502	279,327
Sydney Airport	222,267	944,204
Toll Holdings Ltd.	146,551	1,037,247
Transurban Group	387,993	3,033,363

		8,070,458

Utilities 0.1%
AGL Energy Ltd.	145,962	1,751,052
APA Group	241,967	1,829,995
AusNet Services	407,266	473,574

		4,054,621

		205,581,985

Austria 0.2%

Banks 0.1%
Erste Group Bank AG	61,150	1,726,486
Raiffeisen Bank International AG	22,302	370,221

		2,096,707

Capital Goods 0.0%
ANDRITZ AG	16,557	969,358

Energy 0.0%
OMV AG	29,082	967,955

Insurance 0.0%
Vienna Insurance Group AG Wiener Versicherung Gruppe	6,791	270,247

Materials 0.1%
voestalpine AG	24,764	1,036,819

Real Estate 0.0%
IMMOFINANZ AG *	186,618	561,393

		5,902,479

Belgium 1.3%

Banks 0.1%
KBC Groep N.V. *	52,538	3,456,647

Diversified Financials 0.1%
Groupe Bruxelles Lambert S.A.	16,230	1,424,700

Food & Staples Retailing 0.1%
Colruyt S.A.	14,318	676,705
Delhaize Group S.A.	21,520	1,732,367

		2,409,072

Food, Beverage & Tobacco 0.7%
Anheuser-Busch InBev N.V.	171,093	20,830,278

Insurance 0.1%
Ageas	48,548	1,824,056

Materials 0.1%
Solvay S.A.	12,824	1,888,270
Umicore S.A.	22,068	1,096,926

		2,985,196

Media 0.0%
Telenet Group Holding N.V. *	11,584	696,144

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
UCB S.A.	27,018	1,946,183

Telecommunication Services 0.0%
Belgacom S.A.	30,597	1,139,580

		36,711,856

Denmark 1.7%

Banks 0.1%
Danske Bank A/S	140,583	3,987,029

Capital Goods 0.1%
Vestas Wind Systems A/S	47,466	2,152,937

Commercial & Professional Supplies 0.0%
ISS A/S	27,640	933,649

Consumer Durables & Apparel 0.1%
Pandora A/S	24,157	2,496,903

Food, Beverage & Tobacco 0.1%
Carlsberg A/S, Class B	23,012	2,097,970

Health Care Equipment & Services 0.1%
Coloplast A/S, Class B	23,114	1,886,659
William Demant Holding A/S *	4,937	406,136

		2,292,795

Insurance 0.0%
Tryg A/S	4,412	479,119

Materials 0.1%
Novozymes A/S, B Shares	49,471	2,282,419

Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Novo Nordisk A/S, Class B	427,392	23,994,074

Telecommunication Services 0.1%
TDC A/S	180,494	1,374,174

Transportation 0.2%
AP Moeller - Maersk A/S, Series A	825	1,590,514
AP Moeller - Maersk A/S, Series B	1,496	2,968,938
DSV A/S	39,428	1,367,744

		5,927,196

		48,018,265

Finland 0.8%

Automobiles & Components 0.0%
Nokian Renkaat Oyj (a)	26,034	846,001

62 See financial notes

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Capital Goods 0.2%
Kone Oyj, Class B	67,301	2,895,397
Metso Oyj	25,010	710,944
Wartsila Oyj Abp	30,003	1,376,538

		4,982,879

Energy 0.0%
Neste Oil Oyj	25,176	684,738

Insurance 0.2%
Sampo Oyj, A Shares	95,780	4,640,947

Materials 0.1%
Stora Enso Oyj, R Shares	112,954	1,188,645
UPM-Kymmene Oyj	112,408	2,033,973

		3,222,618

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	23,550	770,063

Technology Hardware & Equipment 0.2%
Nokia Oyj	795,210	5,365,624

Telecommunication Services 0.0%
Elisa Oyj	31,961	979,134

Utilities 0.1%
Fortum Oyj	93,478	1,845,948

		23,337,952

France 9.7%

Automobiles & Components 0.4%
Compagnie Generale des Etablissements Michelin	39,060	4,355,807
Peugeot S.A. *	86,764	1,640,326
Renault S.A.	40,602	4,272,048
Valeo S.A.	16,214	2,599,423

		12,867,604

Banks 0.9%
BNP Paribas S.A.	225,919	14,267,072
Credit Agricole S.A.	219,797	3,419,678
Natixis S.A.	205,635	1,702,136
Societe Generale S.A.	153,471	7,672,730

		27,061,616

Capital Goods 1.5%
Airbus Group N.V.	125,497	8,697,205
Alstom S.A. *	47,814	1,502,044
Bouygues S.A. (a)	35,399	1,461,436
Compagnie de Saint-Gobain	94,267	4,284,161
Legrand S.A.	56,199	3,249,579
Rexel S.A.	55,601	1,047,892
Safran S.A.	61,310	4,479,758
Schneider Electric SE	111,091	8,303,872
Thales S.A.	18,499	1,126,141
Vallourec S.A.	22,551	531,771
Vinci S.A.	100,898	6,188,548
Zodiac Aerospace	41,394	1,520,123

		42,392,530

Commercial & Professional Supplies 0.1%
Bureau Veritas S.A.	59,466	1,400,280
Edenred	41,546	1,113,821
Societe BIC S.A.	5,949	1,019,009

		3,533,110

Consumer Durables & Apparel 0.6%
Christian Dior SE	11,461	2,240,636
Hermes International	5,562	2,097,591
Kering	16,175	2,991,350
LVMH Moet Hennessy Louis Vuitton SE	59,749	10,448,084

		17,777,661

Consumer Services 0.2%
Accor S.A.	44,776	2,455,283
Sodexo S.A.	20,337	2,057,904

		4,513,187

Diversified Financials 0.1%
Eurazeo S.A.	8,624	617,303
Wendel S.A.	7,462	916,506

		1,533,809

Energy 0.9%
Technip S.A. (a)	23,810	1,623,189
Total S.A.	456,145	24,700,229

		26,323,418

Food & Staples Retailing 0.2%
Carrefour S.A.	115,363	3,977,588
Casino Guichard Perrachon S.A.	11,366	1,005,067

		4,982,655

Food, Beverage & Tobacco 0.5%
Danone S.A.	122,569	8,869,351
Pernod-Ricard S.A.	45,533	5,659,017
Remy Cointreau S.A.	5,148	387,309

		14,915,677

Health Care Equipment & Services 0.2%
Essilor International S.A.	43,820	5,338,593

Household & Personal Products 0.3%
L’Oreal S.A.	53,392	10,189,375

Insurance 0.4%
AXA S.A.	386,494	9,772,824
CNP Assurances	33,282	598,193
SCOR SE	34,843	1,254,060

		11,625,077

Materials 0.6%
Air Liquide S.A.	72,980	9,544,349
ArcelorMittal (a)	211,971	2,255,679
Arkema S.A.	14,630	1,177,323
Imerys S.A.	6,455	491,308
Lafarge S.A.	40,009	2,919,251

		16,387,910

Media 0.5%
Eutelsat Communications S.A.	30,585	1,066,329
JC Decaux S.A.	15,814	624,717
Lagardere S.C.A.	27,000	866,723
Numericable-SFR SAS *	19,600	1,089,499
Publicis Groupe S.A.	39,929	3,348,866
SES S.A.	63,131	2,212,503
Vivendi S.A.	259,257	6,499,232

		15,707,869

Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Sanofi	254,094	25,864,332

See financial notes 63

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Real Estate 0.3%
Fonciere Des Regions	6,593	624,149
Gecina S.A.	5,754	789,119
ICADE	7,471	649,796
Klepierre	37,587	1,823,181
Unibail-Rodamco SE	21,016	5,802,738

		9,688,983

Semiconductors & Semiconductor Equipment 0.0%
STMicroelectronics N.V.	129,825	1,035,429

Software & Services 0.2%
Atos SE	16,392	1,281,218
Cap Gemini S.A.	31,180	2,777,999
Dassault Systemes S.A.	27,396	2,111,035

		6,170,252

Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	590,963	2,051,828

Telecommunication Services 0.3%
Iliad S.A.	5,532	1,306,611
Orange S.A.	392,004	6,456,821

		7,763,432

Transportation 0.1%
Aeroports de Paris	6,658	820,742
Bollore S.A.	195,141	1,115,239
Groupe Eurotunnel SE - Reg’d	101,963	1,634,727

		3,570,708

Utilities 0.4%
Electricite de France S.A.	54,100	1,376,567
GDF Suez	309,669	6,300,646
Suez Environnement Co.	66,049	1,347,091
Veolia Environnement S.A.	91,247	1,930,786

		10,955,090

		282,250,145

Germany 8.3%

Automobiles & Components 1.2%
Bayerische Motoren Werke AG	70,697	8,339,743
Continental AG	23,442	5,493,741
Daimler AG - Reg’d	204,846	19,695,261
Volkswagen AG	6,123	1,551,040

		35,079,785

Banks 0.1%
Commerzbank AG *	209,820	2,830,659

Capital Goods 0.8%
Brenntag AG	32,794	1,967,662
GEA Group AG	39,056	1,875,700
MAN SE	7,010	760,538
OSRAM Licht AG	19,208	1,011,952
Siemens AG - Reg’d	169,096	18,394,584

		24,010,436

Consumer Durables & Apparel 0.2%
adidas AG	44,341	3,633,117
Hugo Boss AG	13,933	1,714,462

		5,347,579

Diversified Financials 0.4%
Deutsche Bank AG - Reg’d	294,839	9,429,492
Deutsche Boerse AG	40,828	3,383,164

		12,812,656

Food & Staples Retailing 0.0%
METRO AG	33,291	1,206,628

Health Care Equipment & Services 0.3%
Celesio AG	9,063	268,940
Fresenius Medical Care AG & Co. KGaA	45,853	3,853,560
Fresenius SE & Co. KGaA	81,111	4,825,530

		8,948,030

Household & Personal Products 0.2%
Beiersdorf AG	21,477	1,868,190
Henkel AG & Co. KGaA	25,657	2,598,937

		4,467,127

Insurance 0.9%
Allianz SE - Reg’d	97,231	16,550,139
Hannover Rueck SE	12,443	1,264,839
Muenchener Rueckversicherungs-Gesellschaft AG - Reg’d (a)	37,015	7,225,236

		25,040,214

Materials 1.2%
BASF SE	195,854	19,457,706
HeidelbergCement AG	29,280	2,247,545
K&S AG - Reg’d	36,453	1,188,347
LANXESS AG	20,526	1,095,567
Linde AG	39,887	7,794,301
Symrise AG	25,367	1,538,087
ThyssenKrupp AG	93,551	2,485,596

		35,807,149

Media 0.1%
Axel Springer SE	9,201	513,307
Kabel Deutschland Holding AG *	4,715	631,889
ProSiebenSat.1 Media AG - Reg’d	46,789	2,392,189
RTL Group S.A. *	7,403	694,037

		4,231,422

Pharmaceuticals, Biotechnology & Life Sciences 1.0%
Bayer AG - Reg’d	176,066	25,341,634
Merck KGaA	27,830	3,000,216
QIAGEN N.V. *	51,197	1,231,053

		29,572,903

Real Estate 0.1%
Deutsche Annington Immobilien SE	71,756	2,408,498
Deutsche Wohnen AG	63,194	1,657,558

		4,066,056

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	244,614	2,875,862

Software & Services 0.6%
SAP SE	196,678	14,861,972
United Internet AG - Reg’d	25,106	1,122,464

		15,984,436

Telecommunication Services 0.5%
Deutsche Telekom AG - Reg’d	677,109	12,445,704

64 See financial notes

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Telefonica Deutschland Holding AG	115,703	717,083

		13,162,787

Transportation 0.3%
Deutsche Lufthansa AG - Reg’d *	43,042	593,619
Deutsche Post AG - Reg’d	206,732	6,807,321
Fraport AG Frankfurt Airport Services Worldwide	7,032	444,768

		7,845,708

Utilities 0.3%
E.ON SE	424,420	6,607,372
RWE AG	106,308	2,641,692

		9,249,064

		242,538,501

Hong Kong 3.3%

Banks 0.3%
BOC Hong Kong (Holdings) Ltd.	805,500	3,124,308
Hang Seng Bank Ltd.	159,736	3,111,951
The Bank of East Asia Ltd.	262,000	1,136,692

		7,372,951

Capital Goods 0.2%
Hutchison Whampoa Ltd.	449,370	6,621,214
NWS Holdings Ltd.	321,000	544,758

		7,165,972

Consumer Durables & Apparel 0.1%
Li & Fung Ltd.	1,192,000	1,214,014
Techtronic Industries Co., Ltd.	295,500	1,045,744
Yue Yuen Industrial Holdings Ltd.	160,500	609,851

		2,869,609

Consumer Services 0.2%
Galaxy Entertainment Group Ltd.	489,000	2,350,074
MGM China Holdings Ltd.	183,200	345,820
Sands China Ltd.	510,000	2,078,959
Shangri-La Asia Ltd.	258,000	391,301
SJM Holdings Ltd.	398,000	504,605
Wynn Macau Ltd.	321,600	650,970

		6,321,729

Diversified Financials 0.3%
First Pacific Co., Ltd.	493,250	478,577
Hong Kong Exchanges & Clearing Ltd.	237,318	9,046,617

		9,525,194

Food, Beverage & Tobacco 0.0%
WH Group Ltd. *	701,000	489,289

Insurance 0.6%
AIA Group Ltd.	2,575,000	17,124,971

Real Estate 1.0%
CK Hutchison Holdings Ltd.	294,156	6,380,883
Hang Lung Properties Ltd.	525,000	1,774,796
Henderson Land Development Co., Ltd.	219,490	1,759,676
Hysan Development Co., Ltd.	125,000	577,582
Kerry Properties Ltd.	121,000	493,835
New World Development Co., Ltd.	1,041,666	1,381,625
Sino Land Co., Ltd.	616,000	1,083,766
Sun Hung Kai Properties Ltd.	359,604	5,972,487
Swire Pacific Ltd., Class A	136,590	1,842,221
Swire Properties Ltd.	273,800	940,653
The Link REIT	496,000	3,076,676
The Wharf Holdings Ltd.	319,100	2,299,151
Wheelock & Co., Ltd.	185,000	1,041,722

		28,625,073

Semiconductors & Semiconductor Equipment 0.0%
ASM Pacific Technology Ltd.	56,800	633,960

Telecommunication Services 0.1%
HKT Trust & HKT Ltd.	536,000	716,576
PCCW Ltd.	976,000	649,782

		1,366,358

Transportation 0.1%
Cathay Pacific Airways Ltd.	259,000	666,938
MTR Corp., Ltd.	311,000	1,528,476

		2,195,414

Utilities 0.4%
Cheung Kong Infrastructure Holdings Ltd.	136,000	1,152,108
CLP Holdings Ltd.	411,580	3,602,854
Hong Kong & China Gas Co., Ltd.	1,373,197	3,270,963
Power Assets Holdings Ltd.	288,500	2,911,937

		10,937,862

		94,628,382

Ireland 0.3%

Banks 0.1%
Bank of Ireland *	5,765,775	2,228,896

Food, Beverage & Tobacco 0.1%
Kerry Group plc, Class A	33,005	2,427,597

Materials 0.1%
CRH plc	173,807	4,883,567

Transportation 0.0%
Ryanair Holdings plc	35,363	414,775

		9,954,835

Israel 0.5%

Banks 0.1%
Bank Hapoalim B.M.	234,191	1,171,413
Bank Leumi Le-Israel B.M. *	271,295	1,054,427
Mizrahi Tefahot Bank Ltd. *	30,973	346,433

		2,572,273

Energy 0.0%
Delek Group Ltd.	790	220,395

Materials 0.0%
Israel Chemicals Ltd.	85,438	597,785
The Israel Corp., Ltd.	609	224,324

		822,109

See financial notes 65

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Teva Pharmaceutical Industries Ltd.	179,989	10,936,908

Software & Services 0.0%
NICE-Systems Ltd.	11,048	664,102

Telecommunication Services 0.0%
Bezeq The Israeli Telecommunication Corp., Ltd.	407,063	770,994

		15,986,781

Italy 2.3%

Automobiles & Components 0.1%
Fiat Chrysler Automobiles N.V. *	192,853	2,871,856
Pirelli & C. S.p.A.	54,676	945,998

		3,817,854

Banks 0.7%
Banca Monte dei Paschi di Siena S.p.A. *(a)	889,313	548,091
Banco Popolare SC *	75,605	1,195,275
Intesa Sanpaolo S.p.A.	2,687,040	9,027,113
UniCredit S.p.A.	937,104	6,726,651
Unione di Banche Italiane S.C.p.A.	186,290	1,478,653

		18,975,783

Capital Goods 0.1%
CNH Industrial N.V.	202,319	1,777,610
Finmeccanica S.p.A. *	82,641	1,054,409
Prysmian S.p.A.	46,008	938,243

		3,770,262

Consumer Durables & Apparel 0.1%
Luxottica Group S.p.A.	35,440	2,333,968

Diversified Financials 0.1%
EXOR S.p.A.	21,408	987,638
Mediobanca S.p.A.	138,232	1,341,896

		2,329,534

Energy 0.4%
Eni S.p.A.	543,620	10,429,812
Saipem S.p.A. *(a)	62,014	822,196
Tenaris S.A.	95,263	1,462,688

		12,714,696

Insurance 0.2%
Assicurazioni Generali S.p.A.	244,546	4,778,226
UnipolSai S.p.A.	172,787	483,521

		5,261,747

Telecommunication Services 0.1%
Telecom Italia S.p.A. *	2,071,705	2,445,165
Telecom Italia S.p.A. - RSP	1,349,547	1,298,795

		3,743,960

Transportation 0.1%
Atlantia S.p.A.	85,936	2,416,947

Utilities 0.4%
Enel Green Power S.p.A.	383,029	743,779
Enel S.p.A.	1,403,998	6,654,865
Snam S.p.A.	454,093	2,365,435
Terna - Rete Elettrica Nationale S.p.A.	300,867	1,418,390

		11,182,469

		66,547,220

Japan 21.9%

Automobiles & Components 3.2%
Aisin Seiki Co., Ltd.	42,100	1,925,146
Bridgestone Corp.	139,357	5,836,784
Daihatsu Motor Co., Ltd.	39,700	575,071
Denso Corp.	104,100	5,168,123
Fuji Heavy Industries Ltd.	124,000	4,146,559
Honda Motor Co., Ltd.	347,839	11,661,428
Isuzu Motors Ltd.	131,900	1,748,177
Koito Manufacturing Co., Ltd.	18,000	629,862
Mazda Motor Corp.	114,800	2,250,309
Mitsubishi Motors Corp.	129,700	1,193,392
NGK Spark Plug Co., Ltd.	40,200	1,125,733
NHK Spring Co., Ltd.	37,000	423,596
Nissan Motor Co., Ltd.	532,996	5,532,867
NOK Corp.	20,800	653,647
Stanley Electric Co., Ltd.	27,000	605,816
Sumitomo Electric Industries Ltd.	164,400	2,322,669
Sumitomo Rubber Industries Ltd.	32,400	600,739
Suzuki Motor Corp.	77,600	2,508,195
The Yokohama Rubber Co., Ltd.	49,000	527,268
Toyoda Gosei Co., Ltd.	11,300	261,443
Toyota Industries Corp.	34,300	1,942,558
Toyota Motor Corp.	581,803	40,498,795
Yamaha Motor Co., Ltd.	57,100	1,343,687

		93,481,864

Banks 2.1%
Aozora Bank Ltd.	253,000	946,331
Fukuoka Financial Group, Inc.	180,000	1,034,144
Hokuhoku Financial Group, Inc.	282,000	674,384
Mitsubishi UFJ Financial Group, Inc.	2,715,809	19,294,057
Mizuho Financial Group, Inc.	4,953,334	9,442,440
Resona Holdings, Inc.	460,500	2,455,416
Seven Bank Ltd.	116,700	628,764
Shinsei Bank Ltd.	346,000	708,024
Sumitomo Mitsui Financial Group, Inc.	271,446	11,852,577
Sumitomo Mitsui Trust Holdings, Inc.	714,000	3,142,984
Suruga Bank Ltd.	43,600	961,091
The Bank of Kyoto Ltd.	77,000	839,415
The Bank of Yokohama Ltd.	253,000	1,605,681
The Chiba Bank Ltd.	166,000	1,364,257
The Chugoku Bank Ltd.	32,500	522,149
The Gunma Bank Ltd.	72,000	509,851
The Hachijuni Bank Ltd.	77,000	600,271
The Hiroshima Bank Ltd.	116,000	677,535
The Iyo Bank Ltd.	46,000	573,021
The Joyo Bank Ltd.	125,000	683,743
The Shizuoka Bank Ltd.	117,000	1,288,072

66 See financial notes

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Yamaguchi Financial Group, Inc.	49,000	614,205

		60,418,412

Capital Goods 3.0%
Amada Holdings Co., Ltd.	71,000	716,479
Asahi Glass Co., Ltd.	222,000	1,494,051
Chiyoda Corp.	29,000	263,171
Daikin Industries Ltd.	50,700	3,415,609
FANUC Corp.	40,900	8,996,473
Fuji Electric Co., Ltd.	104,000	490,453
Hino Motors Ltd.	50,000	652,289
Hitachi Construction Machinery Co., Ltd.	23,300	413,659
IHI Corp.	305,000	1,398,312
ITOCHU Corp.	336,800	4,147,041
JGC Corp.	41,000	853,245
JTEKT Corp.	44,300	754,504
Kajima Corp.	170,000	812,060
Kawasaki Heavy Industries Ltd.	286,000	1,474,003
Keihan Electric Railway Co., Ltd.	115,000	666,983
Komatsu Ltd.	197,709	3,977,731
Kubota Corp.	239,000	3,740,593
Kurita Water Industries Ltd.	18,200	472,917
LIXIL Group Corp.	58,600	1,221,431
Mabuchi Motor Co., Ltd.	11,300	676,619
Makita Corp.	26,700	1,332,444
Marubeni Corp.	343,500	2,126,970
Minebea Co., Ltd.	70,000	1,073,319
Mitsubishi Corp.	296,600	6,399,648
Mitsubishi Electric Corp.	412,000	5,380,597
Mitsubishi Heavy Industries Ltd.	659,000	3,651,334
Mitsui & Co., Ltd.	360,100	5,036,403
Nabtesco Corp.	22,100	607,839
NGK Insulators Ltd.	57,000	1,280,433
Nidec Corp.	45,000	3,366,213
NSK Ltd.	104,000	1,624,253
Obayashi Corp.	142,000	948,484
Seibu Holdings, Inc.	27,000	781,946
Shimizu Corp.	124,000	891,787
SMC Corp.	11,400	3,429,369
Sumitomo Corp.	233,400	2,755,921
Sumitomo Heavy Industries Ltd.	123,000	764,199
Taisei Corp.	209,000	1,210,704
THK Co., Ltd.	25,700	645,609
Toshiba Corp.	872,178	3,494,432
TOTO Ltd.	65,000	919,571
Toyota Tsusho Corp.	48,400	1,244,445

		85,603,543

Commercial & Professional Supplies 0.2%
Dai Nippon Printing Co., Ltd.	110,000	1,136,366
Park24 Co., Ltd.	18,000	359,504
Recruit Holdings Co., Ltd.	28,900	972,925
Secom Co., Ltd.	43,900	3,111,253
Toppan Printing Co., Ltd.	112,000	939,046

		6,519,094

Consumer Durables & Apparel 0.9%
Asics Corp.	31,200	800,601
Bandai Namco Holdings, Inc.	36,000	739,561
Casio Computer Co., Ltd.	41,300	835,017
Iida Group Holdings Co., Ltd.	30,100	403,993
Nikon Corp.	70,700	1,005,246
Panasonic Corp.	472,812	6,772,498
Rinnai Corp.	8,500	644,921
Sankyo Co., Ltd.	10,600	401,491
Sega Sammy Holdings, Inc.	46,500	649,158
Sekisui Chemical Co., Ltd.	85,000	1,133,384
Sekisui House Ltd.	116,500	1,805,827
Sharp Corp. *(a)	310,785	669,699
Shimano, Inc.	17,100	2,449,592
Sony Corp. *	245,200	7,412,822
Yamaha Corp.	34,900	634,209

		26,358,019

Consumer Services 0.1%
Benesse Holdings, Inc.	14,200	445,039
McDonald’s Holdings Co., Ltd. (a)	15,000	325,660
Oriental Land Co., Ltd.	42,700	2,890,806

		3,661,505

Diversified Financials 0.6%
Acom Co., Ltd. *	88,800	294,847
AEON Financial Service Co., Ltd.	24,800	632,215
Credit Saison Co., Ltd.	27,800	525,694
Daiwa Securities Group, Inc.	361,000	2,994,788
Japan Exchange Group, Inc.	56,500	1,632,406
Mitsubishi UFJ Lease & Finance Co., Ltd.	97,400	522,481
Nomura Holdings, Inc.	767,400	4,978,441
ORIX Corp.	279,800	4,302,873
SBI Holdings, Inc.	38,090	505,287

		16,389,032

Energy 0.2%
Idemitsu Kosan Co., Ltd.	20,100	389,373
Inpex Corp.	182,900	2,295,455
JX Holdings, Inc.	492,800	2,145,987
Showa Shell Sekiyu K.K.	33,500	323,150
TonenGeneral Sekiyu K.K.	61,000	585,436

		5,739,401

Food & Staples Retailing 0.4%
Aeon Co., Ltd.	141,700	1,762,871
FamilyMart Co., Ltd.	11,200	482,306
Lawson, Inc.	15,300	1,100,222
Seven & i Holdings Co., Ltd.	162,003	6,963,588

		10,308,987

Food, Beverage & Tobacco 0.8%
Ajinomoto Co., Inc.	119,000	2,638,547
Asahi Group Holdings Ltd.	80,100	2,575,778
Calbee, Inc.	16,700	679,934
Japan Tobacco, Inc.	232,500	8,119,101
Kikkoman Corp.	30,000	855,565
Kirin Holdings Co., Ltd.	169,300	2,240,890
MEIJI Holdings Co., Ltd.	12,300	1,413,030
NH Foods Ltd.	39,000	852,093
Nisshin Seifun Group, Inc.	40,400	471,151
Nissin Foods Holdings Co., Ltd.	11,900	570,559
Suntory Beverage & Food Ltd.	30,400	1,292,919

See financial notes 67

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Toyo Suisan Kaisha Ltd.	18,800	657,817
Yakult Honsha Co., Ltd.	19,700	1,238,927
Yamazaki Baking Co., Ltd.	26,000	460,215

		24,066,526

Health Care Equipment & Services 0.3%
Alfresa Holdings Corp.	42,400	635,436
M3, Inc.	43,700	825,733
Medipal Holdings Corp.	26,100	356,069
Miraca Holdings, Inc.	11,800	593,651
Olympus Corp. *	51,900	1,868,917
Suzuken Co., Ltd.	15,900	497,549
Sysmex Corp.	30,200	1,671,018
Terumo Corp.	66,500	1,708,042

		8,156,415

Household & Personal Products 0.3%
Kao Corp.	108,819	5,211,230
Shiseido Co., Ltd.	78,500	1,414,023
Unicharm Corp.	79,700	2,006,062

		8,631,315

Insurance 0.6%
MS&AD Insurance Group Holdings, Inc.	109,062	3,121,031
Sompo Japan Nipponkoa Holdings, Inc.	71,200	2,326,091
Sony Financial Holdings, Inc.	33,000	592,434
T&D Holdings, Inc.	128,200	1,849,897
The Dai-ichi Life Insurance Co., Ltd.	230,400	3,786,831
Tokio Marine Holdings, Inc.	148,299	6,045,511

		17,721,795

Materials 1.3%
Air Water, Inc.	34,000	603,852
Asahi Kasei Corp.	273,000	2,570,740
Daicel Corp.	62,500	753,507
Hitachi Chemical Co., Ltd.	22,600	437,444
Hitachi Metals Ltd.	46,000	719,404
JFE Holdings, Inc.	104,700	2,363,586
JSR Corp.	40,400	689,120
Kaneka Corp.	58,000	404,370
Kansai Paint Co., Ltd.	47,000	837,797
Kobe Steel Ltd.	687,000	1,248,683
Kuraray Co., Ltd.	76,700	1,037,193
Maruichi Steel Tube Ltd.	8,800	222,267
Mitsubishi Chemical Holdings Corp.	278,700	1,735,250
Mitsubishi Gas Chemical Co., Inc.	85,000	474,961
Mitsubishi Materials Corp.	232,000	835,194
Mitsui Chemicals, Inc.	180,000	595,078
Nippon Paint Holdings Co., Ltd.	30,200	1,011,631
Nippon Steel & Sumitomo Metal Corp.	1,599,410	4,160,411
Nitto Denko Corp.	33,800	2,166,091
Oji Holdings Corp.	173,000	769,405
Shin-Etsu Chemical Co., Ltd.	86,260	5,272,970
Sumitomo Chemical Co., Ltd.	322,000	1,810,911
Sumitomo Metal Mining Co., Ltd.	115,000	1,685,577
Taiheiyo Cement Corp.	238,000	749,998
Taiyo Nippon Sanso Corp.	29,000	376,374
Teijin Ltd.	201,000	682,790
Toray Industries, Inc.	303,000	2,633,871
Toyo Seikan Group Holdings Ltd.	33,400	528,147
Yamato Kogyo Co., Ltd.	7,700	181,165

		37,557,787

Media 0.1%
Dentsu, Inc.	44,600	2,079,015
Hakuhodo DY Holdings, Inc.	53,300	570,398
Toho Co., Ltd.	23,800	591,568

		3,240,981

Pharmaceuticals, Biotechnology & Life Sciences 1.2%
Astellas Pharma, Inc.	458,850	7,144,614
Chugai Pharmaceutical Co., Ltd.	49,200	1,496,258
Daiichi Sankyo Co., Ltd.	133,300	2,315,246
Eisai Co., Ltd.	53,500	3,566,171
Hisamitsu Pharmaceutical Co., Inc.	10,700	461,105
Kyowa Hakko Kirin Co., Ltd.	53,000	775,854
Mitsubishi Tanabe Pharma Corp.	51,200	871,173
Ono Pharmaceutical Co., Ltd.	17,200	1,864,121
Otsuka Holdings Co., Ltd.	83,000	2,619,856
Santen Pharmaceutical Co., Ltd.	82,400	1,090,736
Shionogi & Co., Ltd.	61,500	2,027,327
Sumitomo Dainippon Pharma Co., Ltd.	28,500	322,020
Taisho Pharmaceutical Holdings Co., Ltd.	6,500	456,784
Takeda Pharmaceutical Co., Ltd.	168,900	8,671,499

		33,682,764

Real Estate 1.0%
Aeon Mall Co., Ltd.	27,400	511,117
Daito Trust Construction Co., Ltd.	16,000	1,863,210
Daiwa House Industry Co., Ltd.	125,200	2,795,091
Hulic Co., Ltd.	45,700	489,159
Japan Prime Realty Investment Corp.	149	534,598
Japan Real Estate Investment Corp.	279	1,317,448
Japan Retail Fund Investment Corp.	488	1,038,885
Mitsubishi Estate Co., Ltd.	265,502	6,249,193
Mitsui Fudosan Co., Ltd.	198,777	5,892,605
Nippon Building Fund, Inc.	287	1,428,076
Nippon Prologis REIT, Inc.	330	715,028
Nomura Real Estate Holdings, Inc.	24,300	493,946
NTT Urban Development Corp.	22,700	236,333
Sumitomo Realty & Development Co., Ltd.	77,000	2,971,878
Tokyo Tatemono Co., Ltd.	79,000	572,802
Tokyu Fudosan Holdings Corp.	110,200	818,890
United Urban Investment Corp.	576	914,269

		28,842,528

68 See financial notes

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Retailing 0.5%
ABC-Mart, Inc.	5,980	340,256
Don Quijote Holdings Co., Ltd.	12,200	930,791
Fast Retailing Co., Ltd.	11,200	4,411,454
Hikari Tsushin, Inc.	3,100	206,902
Isetan Mitsukoshi Holdings Ltd.	68,900	1,114,785
J. Front Retailing Co., Ltd.	50,900	848,182
Marui Group Co., Ltd.	52,300	570,938
Nitori Holdings Co., Ltd.	14,200	1,092,108
Rakuten, Inc.	171,320	2,993,037
Sanrio Co., Ltd. (a)	10,800	289,294
Shimamura Co., Ltd.	4,200	418,635
Takashimaya Co., Ltd.	60,000	559,947
USS Co., Ltd.	51,200	901,519
Yamada Denki Co., Ltd.	174,000	712,194

		15,390,042

Semiconductors & Semiconductor Equipment 0.1%
Advantest Corp.	30,800	363,113
Rohm Co., Ltd.	21,500	1,491,343
Tokyo Electron Ltd.	36,800	2,017,094

		3,871,550

Software & Services 0.5%
COLOPL, Inc. (a)	9,400	192,488
Fujitsu Ltd.	404,000	2,677,855
GungHo Online Entertainment, Inc. (a)	80,100	328,823
Itochu Techno-Solutions Corp.	9,012	205,239
Kakaku.com, Inc.	31,300	485,399
Konami Corp.	19,400	356,031
Mixi, Inc. (a)	7,300	286,461
Nexon Co., Ltd.	28,900	368,622
Nintendo Co., Ltd.	22,639	3,801,089
Nomura Research Institute Ltd.	23,500	927,369
NTT Data Corp.	25,800	1,154,390
Oracle Corp., Japan	6,600	301,300
Otsuka Corp.	10,700	492,831
Trend Micro, Inc.	20,500	693,546
Yahoo Japan Corp.	317,400	1,296,651

		13,568,094

Technology Hardware & Equipment 1.8%
Brother Industries Ltd.	54,100	860,755
Canon, Inc.	242,395	8,642,526
Citizen Holdings Co., Ltd.	49,100	388,562
FUJIFILM Holdings Corp.	98,211	3,699,315
Hamamatsu Photonics K.K.	32,100	936,306
Hirose Electric Co., Ltd.	5,985	842,708
Hitachi High-Technologies Corp.	10,900	315,878
Hitachi Ltd.	1,017,079	6,939,431
Hoya Corp.	90,707	3,495,926
Ibiden Co., Ltd.	22,300	390,019
Japan Display, Inc. *	67,000	275,232
Keyence Corp.	9,800	5,231,716
Konica Minolta, Inc.	94,500	1,043,478
Kyocera Corp.	67,900	3,544,479
Murata Manufacturing Co., Ltd.	43,374	6,112,002
NEC Corp.	564,000	1,876,434
Nippon Electric Glass Co., Ltd.	88,000	500,427
Omron Corp.	42,500	1,951,516
Ricoh Co., Ltd.	157,600	1,628,753
Seiko Epson Corp.	51,200	894,687
Shimadzu Corp.	58,000	678,416
TDK Corp.	25,500	1,836,821
Yaskawa Electric Corp.	43,000	590,799
Yokogawa Electric Corp.	51,000	597,309

		53,273,495

Telecommunication Services 1.1%
KDDI Corp.	374,100	8,852,080
Nippon Telegraph & Telephone Corp.	79,078	5,339,739
NTT DOCOMO, Inc.	326,500	5,783,125
SoftBank Corp.	204,900	12,808,361

		32,783,305

Transportation 1.1%
ANA Holdings, Inc.	246,000	680,126
Central Japan Railway Co.	30,400	5,429,635
East Japan Railway Co.	70,960	6,271,939
Hankyu Hanshin Holdings, Inc.	251,000	1,515,055
Japan Airlines Co., Ltd.	23,000	766,870
Kamigumi Co., Ltd.	51,000	510,620
Keikyu Corp.	94,000	747,226
Keio Corp.	132,000	1,019,517
Keisei Electric Railway Co., Ltd.	62,000	734,926
Kintetsu Group Holdings Co., Ltd.	357,000	1,264,380
Mitsubishi Logistics Corp.	25,000	386,719
Mitsui O.S.K. Lines Ltd.	269,000	949,760
Nagoya Railroad Co., Ltd.	194,000	766,295
Nippon Express Co., Ltd.	184,000	1,056,242
Nippon Yusen K.K.	331,000	1,040,500
Odakyu Electric Railway Co., Ltd.	124,000	1,247,751
Tobu Railway Co., Ltd.	222,000	1,058,298
Tokyu Corp.	247,000	1,642,202
West Japan Railway Co.	36,400	2,015,957
Yamato Holdings Co., Ltd.	76,700	1,716,615

		30,820,633

Utilities 0.5%
Chubu Electric Power Co., Inc.	140,100	1,856,969
Electric Power Development Co., Ltd.	29,600	993,652
Hokuriku Electric Power Co.	30,600	452,380
Kyushu Electric Power Co., Inc. *	91,000	970,528
Osaka Gas Co., Ltd.	432,000	1,833,479
Shikoku Electric Power Co., Inc.	33,700	456,365
The Chugoku Electric Power Co., Inc.	70,000	1,027,693
The Kansai Electric Power Co., Inc. *	151,700	1,524,567
Toho Gas Co., Ltd.	89,000	538,901
Tohoku Electric Power Co., Inc.	101,200	1,273,071
Tokyo Electric Power Co., Inc. *	320,990	1,310,819
Tokyo Gas Co., Ltd.	482,201	2,782,685

		15,021,109

		635,108,196

See financial notes 69

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Netherlands 2.7%

Banks 0.4%
ING Groep N.V. CVA *	825,158	12,659,194

Capital Goods 0.2%
Koninklijke Boskalis Westminster N.V.	18,315	951,658
Koninklijke Philips N.V.	200,724	5,749,587

		6,701,245

Commercial & Professional Supplies 0.1%
Randstad Holding N.V.	27,267	1,626,225

Energy 0.0%
Koninklijke Vopak N.V.	13,531	710,213

Food & Staples Retailing 0.1%
Koninklijke Ahold N.V.	186,465	3,612,595

Food, Beverage & Tobacco 0.7%
Heineken Holding N.V.	22,615	1,576,477
Heineken N.V.	48,589	3,827,744
Unilever N.V. CVA	346,859	15,130,197

		20,534,418

Insurance 0.2%
Aegon N.V.	388,764	3,067,308
Delta Lloyd N.V.	45,606	863,635
NN Group N.V. *	35,425	1,032,735

		4,963,678

Materials 0.2%
Akzo Nobel N.V.	51,967	3,976,188
Koninklijke DSM N.V.	36,335	2,072,207
OCI N.V. *	16,510	492,217

		6,540,612

Media 0.3%
Altice S.A. *	18,417	1,951,733
Reed Elsevier N.V.	149,829	3,613,488
Wolters Kluwer N.V.	65,547	2,123,562

		7,688,783

Semiconductors & Semiconductor Equipment 0.3%
ASML Holding N.V.	74,801	8,049,557

Software & Services 0.1%
Gemalto N.V.	16,212	1,506,164

Telecommunication Services 0.1%
Koninklijke (Royal) KPN N.V.	669,771	2,483,347

Transportation 0.0%
TNT Express N.V.	91,819	783,773

		77,859,804

New Zealand 0.1%

Health Care Equipment & Services 0.0%
Ryman Healthcare Ltd.	72,734	451,708

Materials 0.0%
Fletcher Building Ltd.	141,562	896,103

Telecommunication Services 0.0%
Spark New Zealand Ltd.	420,111	950,604

Transportation 0.0%
Auckland International Airport Ltd.	203,237	713,199

Utilities 0.1%
Contact Energy Ltd.	75,447	326,725
Meridian Energy Ltd. *(b)	230,276	353,274
Mighty River Power Ltd.	127,463	292,831

		972,830

		3,984,444

Norway 0.7%

Banks 0.1%
DNB A.S.A. (a)	207,026	3,677,857

Energy 0.3%
Seadrill Ltd.	78,629	1,002,161
Statoil A.S.A.	236,406	5,011,892
Subsea 7 S.A.	64,866	720,521

		6,734,574

Food, Beverage & Tobacco 0.1%
Orkla A.S.A.	181,529	1,425,488

Insurance 0.0%
Gjensidige Forsikring A.S.A. (a)	42,041	731,371

Materials 0.1%
Norsk Hydro A.S.A.	292,622	1,385,799
Yara International A.S.A.	38,087	1,951,481

		3,337,280

Telecommunication Services 0.1%
Telenor A.S.A.	157,264	3,551,834

		19,458,404

Portugal 0.1%

Banks 0.0%
Banco Comercial Portugues S.A., Class R *(a)	7,149,000	711,905
Banco Espirito Santo S.A. - Reg’d *(b)(c)	470,491	—

		711,905

Energy 0.0%
Galp Energia, SGPS, S.A.	78,082	1,066,574

Food & Staples Retailing 0.0%
Jeronimo Martins, SGPS, S.A.	49,264	718,634

Utilities 0.1%
EDP - Energias de Portugal S.A.	483,636	1,933,769

		4,430,882

Singapore 1.5%

Banks 0.6%
DBS Group Holdings Ltd.	373,346	5,932,606
Oversea-Chinese Banking Corp., Ltd.	639,171	5,147,164
United Overseas Bank Ltd.	275,733	5,091,405

		16,171,175

Capital Goods 0.2%
Keppel Corp., Ltd.	313,000	2,055,854
Noble Group Ltd.	858,000	558,744
Sembcorp Industries Ltd.	200,000	681,580

70 See financial notes

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Sembcorp Marine Ltd. (a)	152,000	339,975
Singapore Technologies Engineering Ltd.	316,000	862,672
Yangzijiang Shipbuilding Holdings Ltd.	431,000	475,956

		4,974,781

Consumer Services 0.0%
Genting Singapore plc	1,293,300	999,217

Diversified Financials 0.0%
Singapore Exchange Ltd.	163,000	1,047,737

Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	1,652,500	522,772
Wilmar International Ltd.	390,000	957,888

		1,480,660

Media 0.0%
Singapore Press Holdings Ltd.	350,600	1,109,499

Real Estate 0.3%
Ascendas Real Estate Investment Trust	456,400	850,535
CapitaCommercial Trust	452,900	579,073
CapitaLand Ltd.	512,000	1,424,811
CapitaMall Trust	542,800	896,238
City Developments Ltd.	105,900	852,066
Global Logistic Properties Ltd.	634,000	1,314,941
Suntec Real Estate Investment Trust	459,000	612,753
UOL Group Ltd. (a)	95,000	571,234

		7,101,651

Retailing 0.0%
Jardine Cycle & Carriage Ltd.	22,000	670,366

Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,724,537	5,762,706
StarHub Ltd.	129,000	411,928

		6,174,634

Transportation 0.1%
ComfortDelGro Corp., Ltd.	408,000	945,191
Hutchison Port Holdings Trust, Class U	1,227,600	827,108
Singapore Airlines Ltd.	111,000	1,022,774

		2,795,073

		42,524,793

Spain 3.5%

Banks 1.6%
Banco Bilbao Vizcaya Argentaria S.A.	1,350,658	13,571,516
Banco de Sabadell S.A. *	923,091	2,468,763
Banco Popular Espanol S.A.	377,908	1,966,275
Banco Santander S.A.	2,995,632	22,648,680
Bankia S.A. *	1,025,002	1,431,425
Bankinter S.A.	147,447	1,115,108
CaixaBank S.A.	475,218	2,383,480

		45,585,247

Capital Goods 0.1%
ACS, Actividades de Construccion y Servicios S.A.	37,001	1,303,757
Ferrovial S.A.	88,266	2,001,690
Zardoya Otis S.A.	32,048	413,170

		3,718,617

Energy 0.2%
Repsol S.A.	224,732	4,632,613

Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A.	135,669	1,086,555

Insurance 0.0%
Mapfre S.A.	173,768	645,739

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Grifols S.A.	31,577	1,339,862

Retailing 0.3%
Inditex S.A.	229,986	7,380,033

Software & Services 0.1%
Amadeus IT Holding S.A., A Shares	93,667	4,269,523

Telecommunication Services 0.5%
Telefonica S.A.	952,175	14,492,521

Transportation 0.2%
Abertis Infraestructuras S.A.	88,178	1,624,857
Aena S.A. *	13,047	1,229,267
International Consolidated Airlines Group S.A. *	194,400	1,621,527

		4,475,651

Utilities 0.5%
Enagas S.A.	43,246	1,331,878
Endesa S.A.	69,660	1,380,194
Gas Natural SDG S.A.	75,382	1,853,498
Iberdrola S.A.	1,097,665	7,346,987
Red Electrica Corp. S.A.	23,030	1,932,788

		13,845,345

		101,471,706

Sweden 3.0%

Banks 0.8%
Nordea Bank AB	649,513	8,252,156
Skandinaviska Enskilda Banken AB, A Shares	320,503	4,050,091
Svenska Handelsbanken AB, A Shares	107,000	4,939,005
Swedbank AB, A Shares	195,297	4,541,178

		21,782,430

Capital Goods 0.8%
Alfa Laval AB	63,558	1,186,367
Assa Abloy AB, B Shares	71,491	4,147,464
Atlas Copco AB, A Shares	144,594	4,513,210
Atlas Copco AB, B Shares	81,775	2,276,981
Sandvik AB	227,385	2,873,936
Skanska AB, B Shares	80,665	1,795,052
SKF AB, B Shares	85,821	2,096,182

See financial notes 71

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Volvo AB, B Shares	324,228	4,479,272

		23,368,464

Commercial & Professional Supplies 0.0%
Securitas AB, B Shares	64,419	963,359

Consumer Durables & Apparel 0.1%
Electrolux AB, B Shares	51,441	1,540,278
Husqvarna AB, B Shares	76,291	564,299

		2,104,577

Diversified Financials 0.2%
Industrivarden AB, C Shares	32,236	671,662
Investment AB Kinnevik, B Shares	50,660	1,745,890
Investor AB, B Shares	97,539	3,974,490

		6,392,042

Energy 0.0%
Lundin Petroleum AB *	49,912	807,915

Food & Staples Retailing 0.0%
ICA Gruppen AB (a)	14,951	555,638

Food, Beverage & Tobacco 0.0%
Swedish Match AB	39,951	1,229,855

Health Care Equipment & Services 0.1%
Elekta AB, B Shares (a)	84,063	786,828
Getinge AB, B Shares	41,359	1,005,225

		1,792,053

Household & Personal Products 0.1%
Svenska Cellulosa AB, S.C.A., B Shares	126,274	3,194,096

Materials 0.1%
Boliden AB	59,204	1,286,247

Retailing 0.3%
Hennes & Mauritz AB, B Shares (a)	203,154	8,076,739

Technology Hardware & Equipment 0.3%
Hexagon AB, B Shares	54,544	2,020,320
Telefonaktiebolaget LM Ericsson, B Shares	643,465	7,037,433

		9,057,753

Telecommunication Services 0.2%
Millicom International Cellular S.A. SDR	13,121	1,023,659
Tele2 AB, B Shares	74,695	996,265
TeliaSonera AB	554,797	3,449,245

		5,469,169

		86,080,337

Switzerland 9.0%

Capital Goods 0.5%
ABB Ltd. - Reg’d *	466,921	10,231,375
Geberit AG - Reg’d	8,141	2,883,324
Schindler Holding AG	9,794	1,656,830
Schindler Holding AG - Reg’d	4,537	755,801
Sulzer AG - Reg’d	4,467	498,464

		16,025,794

Commercial & Professional Supplies 0.2%
Adecco S.A. - Reg’d *	36,470	2,972,184
SGS S.A. - Reg’d	1,141	2,210,797

		5,182,981

Consumer Durables & Apparel 0.5%
Cie Financiere Richemont S.A. - Reg’d	111,550	9,942,776
The Swatch Group AG - Bearer Shares	6,558	2,931,788
The Swatch Group AG - Reg’d	9,817	869,836

		13,744,400

Diversified Financials 1.0%
Credit Suisse Group AG - Reg’d *	326,108	8,631,119
Julius Baer Group Ltd. *	46,998	2,459,910
Pargesa Holding S.A.	5,743	418,305
Partners Group Holding AG	3,841	1,203,907
UBS Group AG *	780,354	15,589,388

		28,302,629

Energy 0.0%
Transocean Ltd. (a)	73,823	1,322,452

Food, Beverage & Tobacco 2.0%
Aryzta AG *	19,166	1,293,266
Barry Callebaut AG - Reg’d *	419	508,297
Chocoladefabriken Lindt & Sprungli AG	209	1,142,086
Chocoladefabriken Lindt & Sprungli AG - Reg’d	21	1,350,805
Nestle S.A. - Reg’d	686,561	53,266,294

		57,560,748

Health Care Equipment & Services 0.1%
Sonova Holding AG - Reg’d	11,733	1,620,969

Insurance 0.6%
Baloise Holding AG - Reg’d	9,340	1,215,472
Swiss Life Holding AG - Reg’d *	7,056	1,674,395
Swiss Re AG	74,973	6,650,657
Zurich Insurance Group AG *	31,979	9,870,419

		19,410,943

Materials 0.6%
EMS-Chemie Holding AG - Reg’d	1,753	735,717
Givaudan S.A. - Reg’d *	2,014	3,768,545
Holcim Ltd. - Reg’d *	49,745	3,996,040
Sika AG	468	1,606,337
Syngenta AG - Reg’d	19,563	6,546,357

		16,652,996

Pharmaceuticals, Biotechnology & Life Sciences 3.3%
Actelion Ltd. - Reg’d *	21,604	2,842,670
Lonza Group AG - Reg’d *	11,058	1,563,491
Novartis AG - Reg’d	489,732	49,987,982
Roche Holding AG	149,591	42,806,227

		97,200,370

Real Estate 0.0%
Swiss Prime Site AG - Reg’d *	12,781	1,120,605

Telecommunication Services 0.1%
Swisscom AG - Reg’d	5,051	3,002,850

72 See financial notes

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Transportation 0.1%
Kuehne & Nagel International AG - Reg’d	11,020	1,652,828

		262,800,565

United Kingdom 20.0%

Automobiles & Components 0.1%
GKN plc	358,453	1,922,594

Banks 2.8%
Barclays plc	3,512,415	13,742,147
HSBC Holdings plc	4,078,664	40,743,804
Lloyds Banking Group plc	12,140,871	14,378,150
Royal Bank of Scotland Group plc *	529,260	2,742,109
Standard Chartered plc	526,997	8,628,100

		80,234,310

Capital Goods 1.0%
Ashtead Group plc	105,027	1,800,957
BAE Systems plc	678,233	5,254,409
Bunzl plc	74,222	2,086,919
Cobham plc	235,836	1,069,845
IMI plc	60,653	1,162,268
Meggitt plc	180,146	1,455,827
Melrose Industries plc	217,979	884,556
Rolls-Royce Holdings plc *	399,829	6,374,434
Smiths Group plc	82,981	1,452,701
The Weir Group plc	45,373	1,304,495
Travis Perkins plc	54,666	1,737,568
Wolseley plc	56,069	3,316,165

		27,900,144

Commercial & Professional Supplies 0.4%
Aggreko plc	53,732	1,355,398
Babcock International Group plc	50,186	774,165
Capita plc	142,984	2,502,675
Experian plc	209,475	3,741,280
G4S plc	338,396	1,517,880
Intertek Group plc	33,139	1,324,417

		11,215,815

Consumer Durables & Apparel 0.1%
Burberry Group plc	95,325	2,541,269
Persimmon plc *	66,446	1,725,226

		4,266,495

Consumer Services 0.6%
Carnival plc	39,824	1,811,879
Compass Group plc	358,321	6,334,296
InterContinental Hotels Group plc	50,097	2,142,423
Merlin Entertainments plc	147,259	983,913
TUI AG	96,212	1,794,033
Whitbread plc	38,760	3,112,401
William Hill plc	174,467	963,950

		17,142,895

Diversified Financials 0.3%
3i Group plc	203,179	1,573,974
Aberdeen Asset Management plc	203,474	1,477,520
Hargreaves Lansdown plc	47,776	897,462
ICAP plc	115,235	979,697
Investec plc	113,844	1,087,084
London Stock Exchange Group plc	66,825	2,601,190
Schroders plc	27,532	1,365,541

		9,982,468

Energy 3.0%
Amec Foster Wheeler plc	78,452	1,098,421
BG Group plc	727,105	13,170,446
BP plc	3,887,502	28,038,199
Petrofac Ltd.	49,680	663,092
Royal Dutch Shell plc, A Shares	836,285	26,368,262
Royal Dutch Shell plc, B Shares	515,661	16,509,294
Tullow Oil plc	182,042	1,155,796

		87,003,510

Food & Staples Retailing 0.3%
J. Sainsbury plc	259,537	1,079,175
Tesco plc	1,713,260	5,774,829
WM Morrison Supermarkets plc	457,740	1,305,144

		8,159,148

Food, Beverage & Tobacco 2.6%
Associated British Foods plc	75,841	3,311,082
British American Tobacco plc	397,542	21,842,380
Coca-Cola HBC AG CDI *	40,964	864,206
Diageo plc	535,827	14,875,821
Imperial Tobacco Group plc	204,637	9,992,526
SABMiller plc	207,214	10,968,432
Tate & Lyle plc	103,776	950,201
Unilever plc	273,177	11,974,563

		74,779,211

Health Care Equipment & Services 0.1%
Smith & Nephew plc	190,923	3,249,396

Household & Personal Products 0.4%
Reckitt Benckiser Group plc	137,655	12,251,897

Insurance 1.2%
Admiral Group plc	40,261	960,050
Aviva plc	854,060	6,871,302
Direct Line Insurance Group plc	301,382	1,471,361
Legal & General Group plc	1,271,763	5,055,353
Old Mutual plc	1,044,705	3,747,481
Prudential plc	546,837	13,614,885
RSA Insurance Group plc	226,227	1,479,921
Standard Life plc	421,318	3,011,667

		36,212,020

Materials 1.6%
Anglo American plc	300,800	5,096,307
Antofagasta plc	88,778	1,062,609
BHP Billiton plc	450,205	10,821,335
Croda International plc	27,826	1,207,556
Fresnillo plc	41,090	455,731
Glencore plc *	2,374,247	11,279,020
Johnson Matthey plc	43,511	2,224,665
Randgold Resources Ltd.	19,342	1,471,938
Rexam plc	142,363	1,263,583

See financial notes 73

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Rio Tinto plc	270,648	12,111,783

		46,994,527

Media 0.7%
ITV plc	813,516	3,158,486
Pearson plc	173,447	3,505,167
Reed Elsevier plc	239,958	3,971,385
Sky plc	219,682	3,622,103
WPP plc	281,659	6,568,702

		20,825,843

Pharmaceuticals, Biotechnology & Life Sciences 1.8%
AstraZeneca plc	268,805	18,447,170
GlaxoSmithKline plc	1,034,317	23,889,275
Shire plc	125,500	10,198,574

		52,535,019

Real Estate 0.3%
Hammerson plc	169,520	1,736,825
Intu Properties plc	185,106	971,071
Land Securities Group plc	170,121	3,255,524
Segro plc	150,608	989,412
The British Land Co., plc	209,672	2,670,449

		9,623,281

Retailing 0.4%
Dixons Carphone plc	198,502	1,288,244
Kingfisher plc	493,275	2,650,133
Marks & Spencer Group plc	354,639	3,003,260
Next plc	32,320	3,633,751
Sports Direct International plc *	64,748	612,025

		11,187,413

Semiconductors & Semiconductor Equipment 0.2%
ARM Holdings plc	296,518	5,038,249

Software & Services 0.1%
The Sage Group plc	239,344	1,779,571

Telecommunication Services 1.1%
BT Group plc	1,742,899	12,155,995
Inmarsat plc	94,248	1,451,284
Vodafone Group plc	5,637,712	19,862,821

		33,470,100

Transportation 0.1%
easyJet plc	31,365	867,263
Royal Mail plc	128,631	919,009

		1,786,272

Utilities 0.8%
Centrica plc	1,044,954	4,080,008
National Grid plc	799,894	10,761,246
Severn Trent plc	47,876	1,559,027
SSE plc	206,776	4,899,289
United Utilities Group plc	147,060	2,187,694

		23,487,264

		581,047,442

Total Common Stock
(Cost $2,224,135,874)		2,846,224,974

Preferred Stock 0.7% of net assets

Germany 0.7%

Automobiles & Components 0.5%
Bayerische Motoren Werke AG	12,237	1,118,202
Porsche Automobil Holding SE	32,577	3,091,012
Volkswagen AG	34,769	8,951,127

		13,160,341

Household & Personal Products 0.2%
Henkel AG & Co. KGaA	37,113	4,310,949

Materials 0.0%
Fuchs Petrolub SE	16,120	679,029

		18,150,319

Italy 0.0%

Banks 0.0%
Intesa Sanpaolo S.p.A. - RSP	209,571	637,865

United Kingdom 0.0%

Capital Goods 0.0%
Rolls-Royce Holdings plc, C Shares *(b)(c)	56,375,889	86,537

Total Preferred Stock
(Cost $13,594,358)		18,874,721

Rights 0.0% of net assets

Italy 0.0%

Insurance 0.0%
UnipolSai S.p.A., Class A - RSP *(b)(c)	172,787	—
UnipolSai S.p.A., Class B - RSP *(b)(c)	172,787	—

		—

Spain 0.0%

Banks 0.0%
Banco Popular Espanol S.A. *	377,668	7,209
Banco Santander S.A. *(b)	2,895,056	477,433

		484,642

Total Rights
(Cost $469,760)		484,642

74 See financial notes

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Other Investment Company 1.1% of net assets

United States 1.1%

Securities Lending Collateral 1.1%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (d)	32,768,230	32,768,230

Total Other Investment Company
(Cost $32,768,230)		32,768,230

Security	Face Amount	Value
Rate, Maturity Date	Local Currency	($)

Short-Term Investments 0.7% of net assets

Time Deposits 0.7%
Australia & New Zealand Banking Group Ltd.
Pound Sterling
0.08%, 05/01/15	453,046	695,425
Brown Brothers Harriman
Swiss Franc
(1.00)%, 05/04/15	1,385,749	1,485,341
Japanese Yen
0.01%, 05/01/15	1,712,836	14,345
Singapore Dollar
0.01%, 05/04/15	1,366	1,033
Australian Dollar
1.21%, 05/01/15	13	10
DNB
Swedish Krona
(0.36)%, 05/04/15	591,514	70,982
Euro
(0.19)%, 05/04/15	1,739,734	1,953,460
JPMorgan Chase Bank
US Dollar
0.03%, 05/01/15	16,488,617	16,488,617

Total Short-Term Investments
(Cost $20,709,213)		20,709,213

End of Investments.

At 04/30/15, the tax basis cost of the fund’s investments was $2,300,699,841 and the unrealized appreciation and depreciation were $732,405,611 and ($114,043,672), respectively, with a net unrealized appreciation of $618,361,939.

At 04/30/15, the values of certain foreign securities held by the fund aggregating $2,847,108,705 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2(a) for additional information).

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $30,774,448.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $86,537 or 0.0% of net assets.
(d)	The rate shown is the 7-day yield.

CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt

In addition to the above, the fund held the following at 04/30/15:

		Contract	Unrealized
	Number of	Value	Depreciation
	Contracts	($)	($)

Futures Contracts

MSCI EAFE, e-mini, Long, expires 06/19/15	210	19,889,100	(103,717)

See financial notes 75

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings as of April 30, 2015 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.csimfunds.com/schwabfunds_prospectus.

		Cost	Value
Holdings by Category		($)	($)

99.1%	Common Stock	3,840,283,826	5,034,584,197
1.2%	Other Investment Companies	60,915,618	60,915,618

100.3%	Total Investments	3,901,199,444	5,095,499,815
(0.3%)	Other Assets and Liabilities, Net		(14,998,784)

100.0%	Net Assets		5,080,501,031

	Number	Value
Security	of Shares	($)

Common Stock 99.1% of net assets

Automobiles & Components 1.2%
BorgWarner, Inc.	40,267	2,383,806
Dana Holding Corp.	60,700	1,309,299
Ford Motor Co.	993,041	15,690,048
General Motors Co.	540,568	18,952,314
Harley-Davidson, Inc.	41,454	2,330,129
Johnson Controls, Inc.	204,709	10,313,240
Lear Corp.	32,100	3,564,063
The Goodyear Tire & Rubber Co.	62,190	1,764,019
TRW Automotive Holdings Corp. *	37,425	3,931,871
Visteon Corp. *	16,000	1,622,400

		61,861,189

Banks 5.4%
Bank of America Corp.	3,467,594	55,238,772
BB&T Corp.	186,375	7,136,299
CIT Group, Inc.	30,900	1,391,427
Citigroup, Inc.	653,472	34,843,127
Comerica, Inc.	37,600	1,782,616
Fifth Third Bancorp	217,990	4,359,800
Hudson City Bancorp, Inc.	190,190	1,768,767
Huntington Bancshares, Inc.	166,527	1,808,483
JPMorgan Chase & Co.	1,084,223	68,587,947
KeyCorp	240,757	3,478,939
M&T Bank Corp.	25,414	3,041,293
New York Community Bancorp, Inc.	137,230	2,358,984
People’s United Financial, Inc.	88,977	1,344,442
Regions Financial Corp.	363,025	3,568,536
SunTrust Banks, Inc.	146,960	6,098,840
The PNC Financial Services Group, Inc.	109,235	10,020,127
U.S. Bancorp	334,660	14,346,874
Wells Fargo & Co.	945,963	52,122,561
Zions Bancorp	48,935	1,386,573

		274,684,407

Capital Goods 7.5%
3M Co.	137,161	21,450,609
AECOM *	73,554	2,321,364
AGCO Corp.	47,540	2,448,785
AMETEK, Inc.	26,400	1,383,888
Armstrong World Industries, Inc. *	27,900	1,527,246
Caterpillar, Inc.	171,837	14,929,199
Cummins, Inc.	45,894	6,345,304
Danaher Corp.	72,056	5,899,945
Deere & Co.	127,093	11,504,458
Dover Corp.	48,975	3,708,387
Eaton Corp. plc	88,916	6,111,197
EMCOR Group, Inc.	35,340	1,577,224
Emerson Electric Co.	247,410	14,555,130
Exelis, Inc.	87,255	2,139,493
Fastenal Co.	43,640	1,859,937
Flowserve Corp.	40,075	2,345,590
Fluor Corp.	92,450	5,559,943
Fortune Brands Home & Security, Inc.	30,100	1,342,460
General Dynamics Corp.	102,016	14,008,837
General Electric Co.	2,567,498	69,527,846
Harsco Corp.	67,235	1,081,139
Honeywell International, Inc.	130,945	13,214,969
Hubbell, Inc., Class B	12,984	1,413,049
Illinois Tool Works, Inc.	101,234	9,473,478
Ingersoll-Rand plc	74,582	4,910,479
Jacobs Engineering Group, Inc. *	69,340	2,971,912
Joy Global, Inc.	38,700	1,650,168
KBR, Inc.	174,100	3,041,527
Kennametal, Inc.	36,200	1,281,842
L-3 Communications Holdings, Inc.	61,866	7,109,022
Lincoln Electric Holdings, Inc.	19,400	1,297,084
Lockheed Martin Corp.	79,584	14,850,374
Masco Corp.	66,060	1,749,929
MRC Global, Inc. *	71,200	1,039,520
Northrop Grumman Corp.	105,733	16,287,111
Orbital ATK, Inc.	19,320	1,413,451
Oshkosh Corp.	41,720	2,246,205
Owens Corning	57,050	2,205,553
PACCAR, Inc.	85,621	5,595,332
Pall Corp.	17,140	1,668,065
Parker-Hannifin Corp.	49,097	5,860,218
Pentair plc	23,337	1,450,395
Precision Castparts Corp.	17,716	3,661,720
Quanta Services, Inc. *	64,100	1,853,131
Raytheon Co.	124,015	12,897,560
Rockwell Automation, Inc.	22,550	2,674,430
Rockwell Collins, Inc.	38,130	3,711,193
Roper Technologies, Inc.	10,300	1,732,151
Snap-on, Inc.	10,700	1,600,185
SPX Corp.	18,436	1,419,572
Stanley Black & Decker, Inc.	35,503	3,504,146
Textron, Inc.	74,020	3,255,400
The Boeing Co.	96,872	13,885,633
The Timken Co.	39,265	1,542,722
Trinity Industries, Inc.	28,400	769,356

See financial notes 1

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
United Rentals, Inc. *	17,800	1,719,124
United Technologies Corp.	243,892	27,742,715
W.W. Grainger, Inc.	15,538	3,860,105
WESCO International, Inc. *	18,200	1,312,948
Xylem, Inc.	38,855	1,438,412

		380,938,167

Commercial & Professional Supplies 0.8%
Cintas Corp.	31,150	2,490,442
Equifax, Inc.	19,430	1,883,350
ManpowerGroup, Inc.	55,390	4,726,429
Nielsen N.V.	37,700	1,694,238
Pitney Bowes, Inc.	99,919	2,235,188
R.R. Donnelley & Sons Co.	183,440	3,415,653
Republic Services, Inc.	97,163	3,947,733
Robert Half International, Inc.	39,310	2,179,739
The ADT Corp.	66,100	2,485,360
The Dun & Bradstreet Corp.	14,540	1,856,322
Tyco International plc	90,887	3,579,130
Waste Management, Inc.	169,714	8,405,934

		38,899,518

Consumer Durables & Apparel 1.1%
Coach, Inc.	146,475	5,596,810
D.R. Horton, Inc.	51,390	1,305,306
Fossil Group, Inc. *	14,600	1,226,108
Garmin Ltd.	37,170	1,679,712
Harman International Industries, Inc.	12,320	1,606,282
Hasbro, Inc.	42,741	3,025,635
Jarden Corp. *	37,872	1,938,289
Leggett & Platt, Inc.	54,717	2,323,831
Mattel, Inc.	123,335	3,473,114
Mohawk Industries, Inc. *	11,735	2,036,023
Newell Rubbermaid, Inc.	61,650	2,350,714
NIKE, Inc., Class B	137,627	13,603,053
NVR, Inc. *	1,529	2,028,203
PVH Corp.	12,400	1,281,540
Ralph Lauren Corp.	18,320	2,444,071
Tupperware Brands Corp.	16,858	1,127,126
VF Corp.	51,280	3,714,210
Whirlpool Corp.	26,955	4,733,298

		55,493,325

Consumer Services 1.7%
Apollo Education Group, Inc. *	114,850	1,927,757
Brinker International, Inc.	26,655	1,475,887
Carnival Corp.	141,510	6,222,195
Chipotle Mexican Grill, Inc. *	2,187	1,358,871
Darden Restaurants, Inc.	51,762	3,300,863
DeVry Education Group, Inc.	33,100	1,000,944
Graham Holdings Co., Class B	1,920	1,964,026
H&R Block, Inc.	61,065	1,846,606
Las Vegas Sands Corp.	40,800	2,157,504
Marriott International, Inc., Class A	29,089	2,328,574
McDonald’s Corp.	330,188	31,879,651
MGM Resorts International *	63,515	1,343,342
Royal Caribbean Cruises Ltd.	35,229	2,397,686
Service Corp. International	60,600	1,677,408
Starbucks Corp.	156,980	7,783,068
Starwood Hotels & Resorts Worldwide, Inc.	31,270	2,687,657
Wyndham Worldwide Corp.	34,440	2,941,176
Wynn Resorts Ltd.	18,604	2,066,346
Yum! Brands, Inc.	97,930	8,418,063

		84,777,624

Diversified Financials 3.1%
Ally Financial, Inc. *	106,200	2,324,718
American Express Co.	182,317	14,120,452
Ameriprise Financial, Inc.	33,034	4,138,500
Berkshire Hathaway, Inc., Class B *	267,426	37,763,225
BlackRock, Inc.	13,300	4,840,402
Capital One Financial Corp.	141,032	11,402,437
CME Group, Inc.	49,200	4,472,772
Discover Financial Services	81,522	4,725,830
E*TRADE Financial Corp. *	59,400	1,710,126
Franklin Resources, Inc.	95,909	4,945,068
Invesco Ltd.	66,600	2,758,572
Legg Mason, Inc.	43,520	2,291,328
Leucadia National Corp.	63,200	1,502,264
McGraw Hill Financial, Inc.	52,868	5,514,132
Moody’s Corp.	18,670	2,007,398
Morgan Stanley	227,383	8,483,660
Northern Trust Corp.	38,910	2,846,267
PHH Corp. *	62,958	1,581,505
State Street Corp.	66,136	5,100,408
T. Rowe Price Group, Inc.	49,345	4,005,827
The Bank of New York Mellon Corp.	179,949	7,619,041
The Charles Schwab Corp. (a)	88,815	2,708,858
The Goldman Sachs Group, Inc.	100,409	19,722,336
The NASDAQ OMX Group, Inc.	33,983	1,652,593

		158,237,719

Energy 14.2%
Alpha Natural Resources, Inc. *(b)	919,200	744,552
Anadarko Petroleum Corp.	105,379	9,916,164
Apache Corp.	154,668	10,579,291
Arch Coal, Inc. *(b)	817,400	796,311
Baker Hughes, Inc.	136,786	9,364,370
Cameron International Corp. *	51,853	2,842,581
Chesapeake Energy Corp. (b)	286,526	4,518,515
Chevron Corp.	1,165,412	129,430,657
Cimarex Energy Co.	10,845	1,349,118
ConocoPhillips	876,282	59,517,073
CONSOL Energy, Inc.	67,635	2,196,785
Denbury Resources, Inc.	160,200	1,411,362
Devon Energy Corp.	174,527	11,904,487
Diamond Offshore Drilling, Inc. (b)	75,520	2,527,654
Dresser-Rand Group, Inc. *	17,200	1,421,924
Energen Corp.	16,910	1,203,485
EOG Resources, Inc.	65,301	6,461,534
EQT Corp.	18,100	1,627,914
Exxon Mobil Corp.	2,571,981	224,713,980
FMC Technologies, Inc. *	42,178	1,860,050
Halliburton Co.	235,570	11,531,152
Helmerich & Payne, Inc.	22,095	1,722,747

2 See financial notes

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Hess Corp.	163,304	12,558,078
HollyFrontier Corp.	112,102	4,347,316
Kinder Morgan, Inc.	104,400	4,483,980
Marathon Oil Corp.	413,919	12,872,881
Marathon Petroleum Corp.	151,931	14,975,839
Murphy Oil Corp.	172,250	8,200,823
Nabors Industries Ltd.	183,400	3,062,780
National Oilwell Varco, Inc.	135,701	7,383,491
Newfield Exploration Co. *	45,307	1,777,847
Noble Energy, Inc.	51,870	2,630,846
Occidental Petroleum Corp.	276,700	22,163,670
Oceaneering International, Inc.	18,900	1,041,579
Oil States International, Inc. *	25,800	1,227,822
ONEOK, Inc.	50,120	2,410,772
Patterson-UTI Energy, Inc.	78,700	1,758,945
Peabody Energy Corp. (b)	373,045	1,764,503
Phillips 66	467,808	37,101,852
Pioneer Natural Resources Co.	9,000	1,555,020
QEP Resources, Inc.	73,742	1,659,195
Schlumberger Ltd.	255,163	24,140,971
SEACOR Holdings, Inc. *	17,700	1,286,082
Seadrill Ltd. (b)	269,200	3,523,828
Southwestern Energy Co. *	63,040	1,767,011
Spectra Energy Corp.	147,060	5,477,985
Tesoro Corp.	84,892	7,286,280
The Williams Cos., Inc.	94,509	4,837,916
Valero Energy Corp.	428,666	24,391,095
Western Refining, Inc.	33,500	1,475,675
World Fuel Services Corp.	91,100	5,056,050
WPX Energy, Inc. *	167,591	2,304,376

		722,166,214

Food & Staples Retailing 4.2%
Casey’s General Stores, Inc.	18,712	1,537,752
Costco Wholesale Corp.	169,863	24,298,902
CVS Health Corp.	500,816	49,726,021
SUPERVALU, Inc. *	164,820	1,448,768
Sysco Corp.	316,239	11,710,330
The Kroger Co.	245,834	16,940,421
United Natural Foods, Inc. *	18,100	1,221,026
Wal-Mart Stores, Inc.	945,672	73,809,700
Walgreens Boots Alliance, Inc.	344,182	28,543,013
Whole Foods Market, Inc.	92,100	4,398,696

		213,634,629

Food, Beverage & Tobacco 5.3%
Altria Group, Inc.	445,016	22,273,051
Archer-Daniels-Midland Co.	400,774	19,589,833
Brown-Forman Corp., Class B	25,677	2,316,836
Bunge Ltd.	137,136	11,844,436
Campbell Soup Co.	62,530	2,795,716
Coca-Cola Enterprises, Inc.	104,995	4,662,828
ConAgra Foods, Inc.	175,720	6,352,278
Constellation Brands, Inc., Class A *	16,220	1,880,547
Dr Pepper Snapple Group, Inc.	60,441	4,507,690
General Mills, Inc.	184,818	10,227,828
Hormel Foods Corp.	34,039	1,850,020
Ingredion, Inc.	22,600	1,794,440
Kellogg Co.	71,937	4,555,770
Kraft Foods Group, Inc.	125,274	10,616,972
Lorillard, Inc.	97,554	6,815,122
McCormick & Co., Inc. - Non Voting Shares	24,378	1,835,663
Mead Johnson Nutrition Co.	15,200	1,457,984
Molson Coors Brewing Co., Class B	24,780	1,821,578
Mondelez International, Inc., Class A	428,495	16,441,353
Monster Beverage Corp. *	14,300	1,960,673
PepsiCo, Inc.	383,363	36,465,489
Philip Morris International, Inc.	514,588	42,952,660
Reynolds American, Inc.	84,527	6,195,829
The Coca-Cola Co.	845,643	34,299,280
The Hershey Co.	22,012	2,023,343
The JM Smucker Co.	37,525	4,349,898
Tyson Foods, Inc., Class A	166,615	6,581,293

		268,468,410

Health Care Equipment & Services 5.9%
Abbott Laboratories	257,963	11,974,642
Aetna, Inc.	146,791	15,687,554
AmerisourceBergen Corp.	89,067	10,180,358
Anthem, Inc.	232,650	35,113,865
Baxter International, Inc.	160,053	11,002,043
Becton, Dickinson & Co.	65,362	9,207,545
Boston Scientific Corp. *	332,665	5,928,090
C.R. Bard, Inc.	20,300	3,381,574
Cardinal Health, Inc.	164,967	13,913,317
Catamaran Corp. *	26,700	1,584,645
Cigna Corp.	39,909	4,974,258
Community Health Systems, Inc. *	58,062	3,116,768
DaVita HealthCare Partners, Inc. *	28,420	2,304,862
DENTSPLY International, Inc.	24,735	1,261,485
Express Scripts Holding Co. *	149,707	12,934,685
HCA Holdings, Inc. *	170,574	12,624,182
Health Net, Inc. *	70,170	3,694,451
Henry Schein, Inc. *	21,252	2,913,649
Humana, Inc.	72,270	11,967,912
Intuitive Surgical, Inc. *	2,479	1,229,534
Laboratory Corp. of America Holdings *	24,699	2,953,012
LifePoint Hospitals, Inc. *	20,730	1,552,262
Magellan Health, Inc. *	24,100	1,525,530
McKesson Corp.	85,217	19,037,478
Medtronic plc	301,036	22,412,130
Omnicare, Inc.	39,210	3,449,696
Owens & Minor, Inc.	60,802	2,050,243
Patterson Cos., Inc.	33,275	1,562,428
Quest Diagnostics, Inc.	72,452	5,174,522
St. Jude Medical, Inc.	77,360	5,419,068
Stryker Corp.	68,618	6,329,324
Tenet Healthcare Corp. *	36,893	1,765,699
UnitedHealth Group, Inc.	379,696	42,298,134
Universal Health Services, Inc., Class B	15,448	1,806,644
Varian Medical Systems, Inc. *	22,003	1,954,967
WellCare Health Plans, Inc. *	19,600	1,517,628
Zimmer Holdings, Inc.	50,224	5,516,604

		301,320,788

See financial notes 3

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Household & Personal Products 2.1%
Avon Products, Inc.	332,525	2,716,729
Church & Dwight Co., Inc.	20,900	1,696,453
Colgate-Palmolive Co.	192,868	12,976,159
Energizer Holdings, Inc.	12,320	1,683,158
Herbalife Ltd. *(b)	36,500	1,515,480
Kimberly-Clark Corp.	91,901	10,080,621
The Clorox Co.	33,920	3,598,912
The Estee Lauder Cos., Inc., Class A	31,234	2,539,012
The Procter & Gamble Co.	893,635	71,052,919

		107,859,443

Insurance 3.1%
ACE Ltd.	65,404	6,997,574
Aflac, Inc.	127,098	8,012,258
American Financial Group, Inc.	26,840	1,696,288
American International Group, Inc.	156,242	8,794,862
Aon plc	48,936	4,709,111
Arch Capital Group Ltd. *	44,975	2,729,083
Assurant, Inc.	46,955	2,885,854
Axis Capital Holdings Ltd.	51,550	2,683,693
Cincinnati Financial Corp.	40,780	2,065,099
Everest Re Group Ltd.	13,925	2,491,322
FNF Group	67,684	2,435,947
Genworth Financial, Inc., Class A *	193,100	1,697,349
HCC Insurance Holdings, Inc.	30,900	1,760,064
Lincoln National Corp.	42,680	2,410,993
Loews Corp.	127,189	5,296,150
Marsh & McLennan Cos., Inc.	95,720	5,375,635
MetLife, Inc.	158,918	8,150,904
PartnerRe Ltd.	25,756	3,296,768
Principal Financial Group, Inc.	44,871	2,293,806
Prudential Financial, Inc.	84,837	6,922,699
Reinsurance Group of America, Inc.	19,100	1,749,942
RenaissanceRe Holdings Ltd.	26,425	2,708,298
The Allstate Corp.	114,843	7,999,964
The Chubb Corp.	109,429	10,762,342
The Hartford Financial Services Group, Inc.	144,227	5,880,135
The Progressive Corp.	226,945	6,050,354
The Travelers Cos., Inc.	242,872	24,556,788
Torchmark Corp.	38,965	2,186,326
Unum Group	110,725	3,782,366
W. R. Berkley Corp.	45,363	2,222,334
White Mountains Insurance Group Ltd.	3,029	2,047,513
XL Group plc	55,885	2,072,216

		154,724,037

Materials 3.9%
Air Products & Chemicals, Inc.	45,085	6,466,542
Airgas, Inc.	20,900	2,116,752
Albemarle Corp.	30,585	1,825,925
Alcoa, Inc.	459,630	6,168,235
Allegheny Technologies, Inc.	50,611	1,720,268
AptarGroup, Inc.	17,900	1,111,053
Ashland, Inc.	17,535	2,215,723
Avery Dennison Corp.	39,000	2,168,010
Ball Corp.	47,680	3,500,189
Bemis Co., Inc.	42,138	1,896,210
Celanese Corp., Series A	28,700	1,904,532
CF Industries Holdings, Inc.	13,471	3,872,508
Cliffs Natural Resources, Inc. (b)	322,200	1,913,868
Commercial Metals Co.	100,245	1,664,067
Crown Holdings, Inc. *	24,400	1,323,944
Domtar Corp.	67,182	2,903,606
E.I. du Pont de Nemours & Co.	173,686	12,713,815
Eastman Chemical Co.	38,620	2,943,616
Ecolab, Inc.	25,591	2,865,680
FMC Corp.	28,280	1,677,287
Freeport-McMoRan, Inc.	615,340	14,318,962
Huntsman Corp.	69,415	1,600,016
International Flavors & Fragrances, Inc.	12,235	1,403,966
International Paper Co.	149,593	8,036,136
LyondellBasell Industries N.V., Class A	151,580	15,691,562
MeadWestvaco Corp.	54,440	2,656,672
Monsanto Co.	84,669	9,648,879
Newmont Mining Corp.	353,111	9,353,910
Nucor Corp.	152,016	7,427,502
Owens-Illinois, Inc. *	62,945	1,505,015
Packaging Corp. of America	16,521	1,143,088
PPG Industries, Inc.	27,200	6,026,432
Praxair, Inc.	65,695	8,010,191
Reliance Steel & Aluminum Co.	43,920	2,842,502
Rock-Tenn Co., Class A	25,200	1,587,096
RPM International, Inc.	30,365	1,443,552
Sealed Air Corp.	45,275	2,064,540
Sigma-Aldrich Corp.	19,030	2,643,648
Sonoco Products Co.	39,855	1,781,120
Southern Copper Corp. (b)	60,197	1,961,218
Steel Dynamics, Inc.	113,250	2,506,222
The Dow Chemical Co.	322,268	16,435,668
The Mosaic Co.	156,031	6,865,364
The Sherwin-Williams Co.	10,265	2,853,670
The Valspar Corp.	20,750	1,682,825
United States Steel Corp.	110,204	2,647,100
Vulcan Materials Co.	22,723	1,943,271

		199,051,957

Media 3.7%
Cablevision Systems Corp., Class A	116,965	2,336,961
CBS Corp., Class B - Non Voting Shares	131,621	8,177,613
Charter Communications, Inc., Class A *	16,600	3,105,196
Comcast Corp., Class A	499,157	28,831,308
DIRECTV *	228,555	20,731,081
Discovery Communications, Inc., Class A *	118,941	3,848,931
Discovery Communications, Inc., Class C *	90,367	2,731,794
DISH Network Corp., Class A *	34,735	2,350,170
Gannett Co., Inc.	86,430	2,966,278
News Corp., Class A *	199,600	3,149,688
Omnicom Group, Inc.	78,313	5,932,993

4 See financial notes

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Scripps Networks Interactive, Inc., Class A	21,400	1,495,004
The Interpublic Group of Cos., Inc.	107,605	2,242,488
The Walt Disney Co.	318,262	34,601,445
Thomson Reuters Corp.	126,357	5,188,218
Time Warner Cable, Inc.	90,801	14,121,371
Time Warner, Inc.	278,833	23,536,294
Twenty-First Century Fox, Inc., Class A	377,721	12,872,732
Viacom, Inc., Class B	162,498	11,285,486

		189,505,051

Pharmaceuticals, Biotechnology & Life Sciences 5.8%
AbbVie, Inc.	160,222	10,359,955
Actavis plc *	15,840	4,480,502
Agilent Technologies, Inc.	67,336	2,785,690
Amgen, Inc.	176,523	27,874,747
Biogen, Inc. *	13,050	4,879,786
Bristol-Myers Squibb Co.	342,761	21,844,159
Celgene Corp. *	48,656	5,257,767
Eli Lilly & Co.	264,181	18,986,688
Endo International plc *	21,000	1,765,365
Gilead Sciences, Inc. *	116,387	11,698,057
Hospira, Inc. *	28,550	2,492,130
Johnson & Johnson	576,907	57,229,174
Merck & Co., Inc.	643,762	38,342,465
Mettler-Toledo International, Inc. *	5,100	1,616,751
Mylan N.V. *	57,475	4,153,144
Pfizer, Inc.	2,036,404	69,095,188
Thermo Fisher Scientific, Inc.	50,445	6,339,928
Waters Corp. *	14,800	1,852,812
Zoetis, Inc.	65,800	2,922,836

		293,977,144

Real Estate 1.3%
American Capital Agency Corp.	57,900	1,194,767
American Tower Corp.	28,765	2,719,156
Annaly Capital Management, Inc.	494,661	4,981,236
Apartment Investment & Management Co., Class A	33,354	1,258,446
AvalonBay Communities, Inc.	10,299	1,692,538
Boston Properties, Inc.	16,490	2,181,792
Communications Sales & Leasing, Inc. *	89,260	2,684,941
Crown Castle International Corp.	20,580	1,719,047
Equity Residential	39,145	2,891,250
General Growth Properties, Inc.	59,100	1,619,340
HCP, Inc.	63,865	2,573,121
Health Care REIT, Inc.	22,800	1,642,056
Hospitality Properties Trust	50,961	1,532,907
Host Hotels & Resorts, Inc.	101,678	2,047,795
Iron Mountain, Inc.	58,579	2,020,390
Kimco Realty Corp.	60,860	1,466,726
Plum Creek Timber Co., Inc.	45,895	1,936,769
Prologis, Inc.	44,100	1,772,820
Public Storage	15,130	2,843,078
Rayonier, Inc.	47,202	1,207,899
Simon Property Group, Inc.	30,011	5,446,696
The Macerich Co.	18,397	1,504,139
Ventas, Inc.	37,178	2,561,564
Vornado Realty Trust	28,941	2,995,104
Weyerhaeuser Co.	304,042	9,580,363

		64,073,940

Retailing 5.3%
Aaron’s, Inc.	42,000	1,428,000
Abercrombie & Fitch Co., Class A	69,978	1,573,105
Advance Auto Parts, Inc.	11,145	1,593,735
Amazon.com, Inc. *	17,250	7,275,705
American Eagle Outfitters, Inc.	169,835	2,702,075
AutoNation, Inc. *	30,200	1,858,810
AutoZone, Inc. *	3,721	2,502,968
Bed Bath & Beyond, Inc. *	89,205	6,285,384
Best Buy Co., Inc.	256,276	8,879,963
Big Lots, Inc.	47,365	2,158,423
CarMax, Inc. *	35,307	2,404,760
Core-Mark Holding Co., Inc.	27,065	1,426,596
CST Brands, Inc.	119,300	4,976,003
Dick’s Sporting Goods, Inc.	32,500	1,763,450
Dillard’s, Inc., Class A	14,175	1,865,288
Dollar General Corp.	75,300	5,475,063
Dollar Tree, Inc. *	56,434	4,312,122
Expedia, Inc.	14,465	1,363,037
Family Dollar Stores, Inc.	27,162	2,122,439
Foot Locker, Inc.	46,295	2,752,238
GameStop Corp., Class A (b)	103,990	4,007,775
Genuine Parts Co.	51,700	4,645,245
Guess?, Inc.	61,000	1,116,910
J.C. Penney Co., Inc. *(b)	550,210	4,566,743
Kohl’s Corp.	168,045	12,040,424
L Brands, Inc.	61,320	5,479,555
Liberty Interactive Corp., Class A *	126,525	3,638,859
Lowe’s Cos., Inc.	425,045	29,268,599
Macy’s, Inc.	118,236	7,641,593
Murphy USA, Inc. *	101,500	6,630,995
Nordstrom, Inc.	42,755	3,230,568
O’Reilly Automotive, Inc. *	19,630	4,276,003
Rent-A-Center, Inc.	64,170	1,899,432
Ross Stores, Inc.	40,290	3,983,875
Sears Holdings Corp. *(b)	72,349	2,889,619
Signet Jewelers Ltd.	15,900	2,132,667
Staples, Inc.	713,456	11,643,602
Target Corp.	398,983	31,451,830
The Gap, Inc.	135,875	5,386,085
The Home Depot, Inc.	362,943	38,827,642
The Priceline Group, Inc. *	2,084	2,579,596
The TJX Cos., Inc.	177,988	11,487,345
Tiffany & Co.	18,335	1,603,946
Tractor Supply Co.	25,500	2,194,530
Urban Outfitters, Inc. *	36,054	1,443,602
Williams-Sonoma, Inc.	26,645	1,959,207

		270,745,411

Semiconductors & Semiconductor Equipment 2.3%
Altera Corp.	45,650	1,902,692
Analog Devices, Inc.	57,165	3,535,084
Applied Materials, Inc.	320,726	6,347,167
Avago Technologies Ltd.	17,300	2,022,024
Broadcom Corp., Class A	91,027	4,023,848
Intel Corp.	1,926,176	62,697,029

See financial notes 5

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
KLA-Tencor Corp.	43,580	2,562,504
Lam Research Corp.	22,790	1,722,468
Linear Technology Corp.	35,455	1,635,539
Marvell Technology Group Ltd.	166,730	2,335,887
Maxim Integrated Products, Inc.	85,700	2,813,531
Microchip Technology, Inc.	37,380	1,781,344
Micron Technology, Inc. *	131,312	3,693,807
NVIDIA Corp.	89,937	1,996,152
Texas Instruments, Inc.	276,109	14,967,869
Xilinx, Inc.	52,620	2,281,603

		116,318,548

Software & Services 6.9%
Accenture plc, Class A	136,565	12,652,747
Activision Blizzard, Inc.	131,300	2,995,610
Adobe Systems, Inc. *	52,807	4,016,500
Alliance Data Systems Corp. *	8,780	2,610,382
Amdocs Ltd.	53,900	2,968,273
AOL, Inc. *	78,380	3,127,362
Autodesk, Inc. *	25,100	1,426,433
Automatic Data Processing, Inc.	86,319	7,297,408
Booz Allen Hamilton Holding Corp.	51,500	1,416,250
Broadridge Financial Solutions, Inc.	30,500	1,644,560
CA, Inc.	107,205	3,405,903
CACI International, Inc., Class A *	16,024	1,413,958
Citrix Systems, Inc. *	23,563	1,582,491
Cognizant Technology Solutions Corp., Class A *	58,400	3,418,736
Computer Sciences Corp.	69,945	4,507,955
CoreLogic, Inc. *	48,100	1,881,191
eBay, Inc. *	158,527	9,235,783
Electronic Arts, Inc. *	29,708	1,725,738
Facebook, Inc., Class A *	18,400	1,449,368
Fidelity National Information Services, Inc.	78,123	4,881,906
Fiserv, Inc. *	52,038	4,038,149
Google, Inc., Class A *	18,789	10,310,840
Google, Inc., Class C *	18,875	10,142,115
IAC/InterActiveCorp	26,062	1,819,649
International Business Machines Corp.	414,501	70,999,876
Intuit, Inc.	47,022	4,717,717
Leidos Holdings, Inc.	59,100	2,460,924
MasterCard, Inc., Class A	77,738	7,012,745
Microsoft Corp.	2,046,528	99,543,122
Oracle Corp.	697,344	30,418,145
Paychex, Inc.	58,359	2,823,992
Science Applications International Corp.	25,600	1,282,560
Symantec Corp.	214,545	5,347,534
Teradata Corp. *	37,900	1,667,221
The Western Union Co.	264,210	5,358,179
Total System Services, Inc.	44,270	1,751,321
Visa, Inc., Class A	94,812	6,262,333
Xerox Corp.	576,626	6,631,199
Yahoo! Inc. *	93,905	3,997,066

		350,243,241

Technology Hardware & Equipment 4.8%
Amphenol Corp., Class A	48,300	2,674,371
Anixter International, Inc. *	16,220	1,145,132
Apple, Inc.	537,057	67,212,684
Arrow Electronics, Inc. *	73,525	4,390,178
Avnet, Inc.	105,500	4,497,465
Cisco Systems, Inc.	1,509,051	43,505,940
Corning, Inc.	333,071	6,971,176
EMC Corp.	389,143	10,471,838
Harris Corp.	44,325	3,556,638
Hewlett-Packard Co.	1,538,191	50,714,157
Ingram Micro, Inc., Class A *	221,051	5,561,643
Jabil Circuit, Inc.	142,195	3,202,231
Juniper Networks, Inc.	133,170	3,519,683
Lexmark International, Inc., Class A	41,745	1,853,061
Motorola Solutions, Inc.	65,172	3,894,027
NetApp, Inc.	45,830	1,661,337
QUALCOMM, Inc.	194,855	13,250,140
SanDisk Corp.	26,965	1,805,037
SYNNEX Corp.	20,795	1,590,818
Tech Data Corp. *	70,040	3,948,155
Vishay Intertechnology, Inc.	97,740	1,239,343
Western Digital Corp.	42,388	4,143,003

		240,808,057

Telecommunication Services 3.7%
AT&T, Inc.	3,168,331	109,750,986
CenturyLink, Inc.	256,507	9,223,992
Frontier Communications Corp.	616,798	4,231,234
Sprint Corp. *	366,092	1,878,052
Telephone & Data Systems, Inc.	83,527	2,231,006
Verizon Communications, Inc.	1,219,749	61,524,140
Windstream Holdings, Inc.	74,383	868,797

		189,708,207

Transportation 1.6%
Avis Budget Group, Inc. *	43,390	2,349,134
C.H. Robinson Worldwide, Inc.	61,944	3,988,574
CSX Corp.	332,133	11,986,680
Expeditors International of Washington, Inc.	65,325	2,993,845
FedEx Corp.	91,833	15,572,122
Hertz Global Holdings, Inc. *	150,800	3,142,672
J.B. Hunt Transport Services, Inc.	16,245	1,416,564
Kansas City Southern	11,087	1,136,307
Norfolk Southern Corp.	71,879	7,248,997
Ryder System, Inc.	26,420	2,519,411
Union Pacific Corp.	153,135	16,267,531
United Parcel Service, Inc., Class B	131,441	13,213,764

		81,835,601

Utilities 4.2%
AES Corp.	453,040	6,002,780
AGL Resources, Inc.	32,414	1,629,452
Alliant Energy Corp.	33,275	2,012,139
Ameren Corp.	118,590	4,855,075
American Electric Power Co., Inc.	175,301	9,969,368

6 See financial notes

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
American Water Works Co., Inc.	40,600	2,213,512
Atmos Energy Corp.	36,960	1,995,840
Calpine Corp. *	127,350	2,777,503
CenterPoint Energy, Inc.	183,470	3,847,366
CMS Energy Corp.	89,405	3,033,512
Consolidated Edison, Inc.	125,402	7,718,493
Dominion Resources, Inc.	143,380	10,277,478
DTE Energy Co.	66,630	5,305,747
Duke Energy Corp.	170,477	13,223,901
Edison International	109,076	6,647,091
Entergy Corp.	109,770	8,472,049
Eversource Energy	67,115	3,272,527
Exelon Corp.	447,073	15,209,423
FirstEnergy Corp.	265,565	9,536,439
Great Plains Energy, Inc.	56,470	1,478,385
Integrys Energy Group, Inc.	36,735	2,685,328
MDU Resources Group, Inc.	79,858	1,780,035
National Fuel Gas Co.	23,245	1,498,140
NextEra Energy, Inc.	103,759	10,472,396
NiSource, Inc.	82,635	3,588,012
NRG Energy, Inc.	155,182	3,916,794
OGE Energy Corp.	58,184	1,901,453
Pepco Holdings, Inc.	114,065	2,963,409
PG&E Corp.	179,811	9,515,598
Pinnacle West Capital Corp.	42,185	2,581,722
PPL Corp.	202,775	6,900,433
Public Service Enterprise Group, Inc.	217,822	9,048,326
SCANA Corp.	51,259	2,715,702
Sempra Energy	61,815	6,562,899
TECO Energy, Inc.	107,025	2,028,124
The Southern Co.	313,406	13,883,886
UGI Corp.	54,280	1,889,487
Vectren Corp.	28,000	1,208,760
Westar Energy, Inc.	42,270	1,591,465
Wisconsin Energy Corp.	55,123	2,707,642
Xcel Energy, Inc.	186,785	6,333,879

		215,251,570

Total Common Stock
(Cost $3,840,283,826)		5,034,584,197

Other Investment Companies 1.2% of net assets

Money Market Fund 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	35,395,345	35,395,345

Securities Lending Collateral 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	25,520,273	25,520,273

Total Other Investment Companies
(Cost $60,915,618)		60,915,618

End of Investments.

At 04/30/15 tax basis cost of the fund’s investments was $3,916,832,239 and the unrealized appreciation and depreciation were $1,223,985,283 and ($45,317,707), respectively, with a net unrealized appreciation of $1,178,667,576.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $26,977,761. Non-cash collateral pledged to the fund for securities on loan amounted to $1,933,272.
(c)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 04/30/15:

		Contract	Unrealized
	Number of	Value	Appreciation
	Contracts	($)	($)

Futures Contracts

S&P 500 Index, e-mini, Long, expires 06/19/15	365	37,939,925	120,130

See financial notes 7

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings as of April 30, 2015 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.csimfunds.com/schwabfunds_prospectus.

		Cost	Value
Holdings by Category		($)	($)

98.8%	Common Stock	1,200,721,769	1,504,371,176
0.0%	Rights	266,856	266,364
6.0%	Other Investment Companies	91,605,348	91,605,348

104.8%	Total Investments	1,292,593,973	1,596,242,888
(4.8%)	Other Assets and Liabilities, Net		(73,293,251)

100.0%	Net Assets		1,522,949,637

	Number	Value
Security	of Shares	($)

Common Stock 98.8% of net assets

Automobiles & Components 1.0%
Cooper Tire & Rubber Co.	77,300	3,284,477
Drew Industries, Inc.	17,595	997,109
Gentex Corp.	144,100	2,500,135
Modine Manufacturing Co. *	69,400	852,926
Standard Motor Products, Inc.	17,500	661,500
Superior Industries International, Inc.	48,160	895,776
Tenneco, Inc. *	33,400	1,952,230
Thor Industries, Inc.	54,000	3,249,180
Tower International, Inc. *	23,600	610,296

		15,003,629

Banks 4.7%
Associated Banc-Corp.	109,500	2,059,695
Astoria Financial Corp.	89,900	1,183,983
BancorpSouth, Inc.	60,400	1,462,284
Bank of Hawaii Corp.	39,600	2,391,444
BankUnited, Inc.	52,700	1,731,722
BOK Financial Corp.	17,400	1,134,306
Capitol Federal Financial, Inc.	143,286	1,719,432
Cathay General Bancorp	30,700	877,406
City National Corp.	20,400	1,901,280
Commerce Bancshares, Inc.	55,689	2,378,477
Community Bank System, Inc.	20,000	699,000
Cullen/Frost Bankers, Inc.	27,800	2,027,732
CVB Financial Corp.	56,080	877,652
East West Bancorp, Inc.	48,900	1,984,851
EverBank Financial Corp.	45,100	837,507
F.N.B. Corp.	103,900	1,378,753
First Citizens BancShares, Inc., Class A	5,100	1,225,734
First Financial Bancorp	54,900	947,574
First Financial Bankshares, Inc. (a)	21,700	628,432
First Horizon National Corp.	134,700	1,919,475
First Niagara Financial Group, Inc.	291,400	2,650,283
First Republic Bank	38,900	2,267,481
FirstMerit Corp.	93,501	1,811,114
Fulton Financial Corp.	147,600	1,794,816
Glacier Bancorp, Inc.	35,380	931,909
Hancock Holding Co.	39,700	1,155,667
IBERIABANK Corp.	10,400	648,024
International Bancshares Corp.	41,800	1,085,964
MB Financial, Inc.	30,945	932,373
National Penn Bancshares, Inc.	67,400	700,960
NBT Bancorp, Inc.	33,055	798,278
Northwest Bancshares, Inc.	106,092	1,305,993
Old National Bancorp	61,725	843,164
Popular, Inc. *	107,000	3,470,010
Prosperity Bancshares, Inc.	20,700	1,104,138
Provident Financial Services, Inc.	38,190	687,420
Signature Bank *	7,000	938,630
Susquehanna Bancshares, Inc.	113,800	1,529,472
SVB Financial Group *	10,000	1,327,600
Synovus Financial Corp.	79,500	2,198,970
TCF Financial Corp.	152,300	2,385,018
Trustmark Corp.	58,000	1,380,400
UMB Financial Corp.	17,801	886,312
Umpqua Holdings Corp.	43,100	733,131
United Bankshares, Inc.	32,995	1,239,952
Valley National Bancorp	214,100	2,018,963
Washington Federal, Inc.	70,800	1,529,280
Webster Financial Corp.	44,300	1,587,269
Westamerica Bancorp	20,770	904,533
Wintrust Financial Corp.	17,940	874,396

		71,088,259

Capital Goods 11.3%
A.O. Smith Corp.	32,100	2,051,190
AAR Corp.	58,680	1,774,483
Actuant Corp., Class A	57,400	1,367,268
Acuity Brands, Inc.	18,100	3,021,795
Aegion Corp. *	43,615	803,388
Air Lease Corp.	19,300	745,559
Aircastle Ltd.	78,800	1,889,624
Albany International Corp., Class A	23,100	905,520
Allegion plc	57,800	3,534,470
Allison Transmission Holdings, Inc.	61,400	1,883,752
American Science & Engineering, Inc.	11,300	422,846
Apogee Enterprises, Inc.	25,295	1,331,023
Applied Industrial Technologies, Inc.	61,920	2,586,398
Astec Industries, Inc.	23,250	978,360
AZZ, Inc.	14,700	681,933
B/E Aerospace, Inc.	36,800	2,200,272
Barnes Group, Inc.	41,665	1,670,767
Beacon Roofing Supply, Inc. *	57,080	1,696,418
Briggs & Stratton Corp.	100,400	1,962,820
Carlisle Cos., Inc.	40,600	3,917,900
Chart Industries, Inc. *	19,110	774,911
Chicago Bridge & Iron Co., N.V. (a)	60,098	2,863,670
CIRCOR International, Inc.	13,190	720,702

8 See financial notes

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
CLARCOR, Inc.	33,125	2,153,125
Colfax Corp. *	13,700	679,383
Comfort Systems USA, Inc.	59,300	1,226,917
Crane Co.	36,900	2,254,959
Cubic Corp.	21,890	1,085,306
Curtiss-Wright Corp.	30,700	2,242,942
DigitalGlobe, Inc. *	24,100	775,297
Donaldson Co., Inc.	76,400	2,855,068
Dycom Industries, Inc. *	38,770	1,782,645
Encore Wire Corp.	37,640	1,694,176
EnerSys	38,000	2,580,200
Engility Holdings, Inc.	31,900	889,053
EnPro Industries, Inc.	12,270	785,403
ESCO Technologies, Inc.	24,300	891,810
Esterline Technologies Corp. *	17,000	1,891,930
Franklin Electric Co., Inc.	26,360	953,178
GATX Corp.	45,800	2,491,520
Generac Holdings, Inc. *	47,200	1,967,768
General Cable Corp.	194,100	3,165,771
Graco, Inc.	22,440	1,607,153
GrafTech International Ltd. *	270,000	1,306,800
Granite Construction, Inc.	65,700	2,280,447
Griffon Corp.	55,700	936,317
H&E Equipment Services, Inc.	36,220	895,358
HEICO Corp.	18,912	1,056,046
Hexcel Corp.	40,285	2,020,293
Hillenbrand, Inc.	48,300	1,419,537
Huntington Ingalls Industries, Inc.	23,400	3,079,206
Hyster-Yale Materials Handling, Inc.	9,900	726,066
IDEX Corp.	36,900	2,767,869
ITT Corp.	39,400	1,562,210
Kaman Corp.	27,080	1,129,507
Layne Christensen Co. *(a)	117,000	786,240
Lennox International, Inc.	37,300	3,952,308
Lindsay Corp. (a)	7,900	625,601
Masonite International Corp. *	21,900	1,449,780
MasTec, Inc. *	61,910	1,110,665
Meritor, Inc. *	67,300	882,976
Moog, Inc., Class A *	29,800	2,082,424
MSC Industrial Direct Co., Inc., Class A	35,000	2,487,100
Mueller Industries, Inc.	95,700	3,353,328
Mueller Water Products, Inc., Class A	108,700	1,017,432
MYR Group, Inc. *	25,400	744,728
Navistar International Corp. *	48,700	1,459,052
Nordson Corp.	28,350	2,258,077
Polypore International, Inc. *	18,500	1,083,360
Quanex Building Products Corp.	52,850	1,020,005
Raven Industries, Inc.	31,230	622,726
RBC Bearings, Inc.	10,000	729,900
Regal Beloit Corp.	40,800	3,190,560
Rexnord Corp. *	30,700	813,243
Rush Enterprises, Inc., Class A *	31,460	822,364
Simpson Manufacturing Co., Inc.	32,185	1,055,024
Spirit AeroSystems Holdings, Inc., Class A *	74,300	3,781,127
Standex International Corp.	8,900	719,743
TAL International Group, Inc. *	32,290	1,244,457
Teledyne Technologies, Inc. *	20,800	2,183,376
Tennant Co.	13,680	879,487
Terex Corp.	115,800	3,179,868
The Babcock & Wilcox Co.	80,700	2,608,224
The Greenbrier Cos., Inc. (a)	14,320	826,121
The Manitowoc Co., Inc.	94,000	1,854,620
The Middleby Corp. *	12,524	1,269,182
The Toro Co.	42,220	2,830,429
Titan International, Inc.	64,375	668,856
TransDigm Group, Inc.	13,700	2,906,181
TriMas Corp. *	24,000	676,080
Triumph Group, Inc.	42,400	2,511,776
Tutor Perini Corp. *	89,700	1,901,640
Universal Forest Products, Inc.	43,770	2,421,356
Valmont Industries, Inc. (a)	20,650	2,602,313
WABCO Holdings, Inc. *	27,200	3,385,040
Wabtec Corp.	28,620	2,691,711
Watsco, Inc.	24,145	2,904,402
Watts Water Technologies, Inc., Class A	27,755	1,514,035
Woodward, Inc.	45,400	2,136,070

		172,181,316

Commercial & Professional Supplies 5.2%
ABM Industries, Inc.	108,600	3,480,630
ACCO Brands Corp. *	110,200	867,274
Brady Corp., Class A	84,800	2,258,224
Clean Harbors, Inc. *	32,430	1,791,757
Copart, Inc. *	96,600	3,436,062
Covanta Holding Corp.	111,000	2,252,190
Deluxe Corp.	39,600	2,564,100
FTI Consulting, Inc. *	76,100	3,128,471
G&K Services, Inc., Class A	24,390	1,721,934
Healthcare Services Group, Inc.	43,555	1,318,410
Herman Miller, Inc.	43,610	1,195,350
HNI Corp.	46,500	2,168,760
Huron Consulting Group, Inc. *	11,500	697,130
ICF International, Inc. *	23,600	908,600
IHS, Inc., Class A *	13,010	1,632,365
Insperity, Inc.	32,260	1,553,642
Interface, Inc.	50,685	1,101,385
KAR Auction Services, Inc.	67,600	2,515,396
Kelly Services, Inc., Class A	140,400	2,305,368
Kforce, Inc.	44,100	1,002,834
Kimball International, Inc., Class B	95,100	962,412
Knoll, Inc.	51,000	1,161,270
Korn/Ferry International	27,530	868,021
Matthews International Corp., Class A	27,815	1,349,862
McGrath RentCorp	25,625	848,444
Mobile Mini, Inc.	16,900	651,326
MSA Safety, Inc.	22,325	1,021,146
Navigant Consulting, Inc. *	65,325	944,600
On Assignment, Inc. *	18,700	629,255
Quad Graphics, Inc.	103,100	2,220,774
Resources Connection, Inc.	64,360	1,014,314
Rollins, Inc.	40,733	1,010,178
Steelcase, Inc., Class A	155,800	2,737,406
Stericycle, Inc. *	21,900	2,922,117
Team, Inc. *	15,800	617,464
Tetra Tech, Inc.	66,495	1,802,679
The Brink’s Co.	88,400	2,339,948

See financial notes 9

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Corporate Executive Board Co.	13,070	1,095,658
Towers Watson & Co., Class A	27,115	3,441,029
TrueBlue, Inc. *	48,830	1,405,327
UniFirst Corp.	11,605	1,314,034
United Stationers, Inc.	80,700	3,277,227
Verisk Analytics, Inc., Class A *	45,000	3,376,800
Viad Corp.	41,365	1,099,068
Waste Connections, Inc.	48,500	2,299,385
West Corp.	28,800	891,360

		79,200,986

Consumer Durables & Apparel 2.8%
Arctic Cat, Inc.	20,200	716,898
Brunswick Corp.	16,000	800,640
Callaway Golf Co.	83,755	810,748
Carter’s, Inc.	28,000	2,796,080
Columbia Sportswear Co.	23,660	1,483,482
Crocs, Inc. *	79,060	1,043,592
Deckers Outdoor Corp. *	26,850	1,986,900
Ethan Allen Interiors, Inc.	30,165	730,596
G-III Apparel Group Ltd. *	11,200	1,245,216
Hanesbrands, Inc.	105,400	3,275,832
Helen of Troy Ltd. *	18,530	1,623,413
Iconix Brand Group, Inc. *	17,600	463,056
JAKKS Pacific, Inc. *(a)	110,425	736,535
KB Home	43,000	623,070
La-Z-Boy, Inc.	53,620	1,405,380
Lennar Corp., Class A	41,200	1,886,960
M.D.C. Holdings, Inc.	40,500	1,087,020
Meritage Homes Corp. *	18,800	804,076
Michael Kors Holdings Ltd. *	23,800	1,472,268
Oxford Industries, Inc.	10,100	802,445
Polaris Industries, Inc.	23,800	3,259,648
PulteGroup, Inc.	101,600	1,960,880
Quiksilver, Inc. *	518,800	861,208
Skechers U.S.A., Inc., Class A *	22,545	2,027,247
Steven Madden Ltd. *	30,922	1,206,577
Sturm, Ruger & Co., Inc. (a)	14,600	800,226
Tempur Sealy International, Inc. *	41,415	2,522,588
Toll Brothers, Inc. *	36,200	1,286,548
Under Armour, Inc., Class A *	20,960	1,625,448
Wolverine World Wide, Inc.	61,280	1,883,134

		43,227,711

Consumer Services 4.4%
Aramark	31,500	967,995
Bob Evans Farms, Inc.	52,855	2,273,822
Boyd Gaming Corp. *	101,500	1,339,800
Buffalo Wild Wings, Inc. *	5,700	908,010
Capella Education Co.	16,200	875,286
Career Education Corp. *	455,100	1,911,420
Choice Hotels International, Inc.	28,540	1,708,690
Churchill Downs, Inc.	6,500	774,605
Cracker Barrel Old Country Store, Inc.	12,820	1,698,394
DineEquity, Inc.	11,730	1,131,124
Domino’s Pizza, Inc.	19,600	2,113,860
Dunkin’ Brands Group, Inc.	30,900	1,610,199
Hilton Worldwide Holdings, Inc. *	30,600	886,176
Houghton Mifflin Harcourt Co. *	44,300	1,012,698
Hyatt Hotels Corp., Class A *	21,400	1,242,270
International Speedway Corp., Class A	33,450	1,216,242
ITT Educational Services, Inc. *(a)	299,235	1,579,961
Jack in the Box, Inc.	32,800	2,846,056
Life Time Fitness, Inc. *	27,285	1,950,877
Marriott Vacations Worldwide Corp.	19,900	1,635,979
Norwegian Cruise Line Holdings Ltd. *	24,600	1,193,346
Panera Bread Co., Class A *	14,575	2,659,646
Papa John’s International, Inc.	24,320	1,492,518
Penn National Gaming, Inc. *	58,800	945,504
Pinnacle Entertainment, Inc. *	39,275	1,443,749
Red Robin Gourmet Burgers, Inc. *	15,780	1,184,920
Regis Corp. *	129,800	2,144,296
Restaurant Brands International, Inc.	78,293	3,192,788
Ruby Tuesday, Inc. *	181,150	1,318,772
Scientific Games Corp., Class A *(a)	59,900	758,933
SeaWorld Entertainment, Inc.	135,400	2,870,480
Six Flags Entertainment Corp.	31,900	1,499,938
Sonic Corp.	27,680	793,032
Sotheby’s	28,220	1,205,276
Steiner Leisure Ltd. *	19,460	938,750
Strayer Education, Inc. *	34,700	1,759,984
Texas Roadhouse, Inc.	56,610	1,902,096
The Cheesecake Factory, Inc.	57,135	2,864,178
The Wendy’s Co.	318,600	3,224,232
Vail Resorts, Inc.	20,360	2,019,916
Weight Watchers International, Inc. *(a)	144,592	1,236,262

		66,332,080

Diversified Financials 3.3%
Affiliated Managers Group, Inc. *	9,600	2,170,848
BGC Partners, Inc., Class A	91,000	913,185
Cash America International, Inc.	62,505	1,620,130
CBOE Holdings, Inc.	34,000	1,913,180
Eaton Vance Corp.	81,000	3,327,480
Ezcorp, Inc., Class A *	109,000	1,002,800
Federated Investors, Inc., Class B	112,500	3,870,000
First Cash Financial Services, Inc. *	18,790	908,309
Greenhill & Co., Inc.	29,735	1,176,019
Intercontinental Exchange, Inc.	14,400	3,233,232
Investment Technology Group, Inc. *	39,255	1,118,375
Janus Capital Group, Inc.	109,300	1,956,470
Lazard Ltd., Class A	32,600	1,728,778
LPL Financial Holdings, Inc.	57,500	2,327,025
MSCI, Inc.	32,000	1,958,080
Nelnet, Inc., Class A	18,140	812,128
PRA Group, Inc. *	13,200	723,030
Raymond James Financial, Inc.	48,900	2,764,317
Santander Consumer USA Holdings, Inc.	96,300	2,377,647
SEI Investments Co.	77,500	3,538,650
SLM Corp. *	321,700	3,278,123

10 See financial notes

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Stifel Financial Corp. *	17,560	927,870
TD Ameritrade Holding Corp.	94,800	3,436,500
Waddell & Reed Financial, Inc., Class A	52,100	2,569,572
World Acceptance Corp. *(a)	14,460	1,223,605

		50,875,353

Energy 5.5%
Alon USA Energy, Inc.	50,600	814,154
Atwood Oceanics, Inc.	44,600	1,488,748
Basic Energy Services, Inc. *	76,185	776,325
Bill Barrett Corp. *	114,800	1,331,680
Bristow Group, Inc.	26,800	1,665,084
C&J Energy Services Ltd. *	43,800	764,310
Cabot Oil & Gas Corp.	75,500	2,553,410
CARBO Ceramics, Inc. (a)	21,480	950,060
Cloud Peak Energy, Inc. *	165,600	1,074,744
Comstock Resources, Inc. (a)	101,855	546,961
Concho Resources, Inc. *	21,500	2,723,190
Continental Resources, Inc. *	12,800	673,664
CVR Energy, Inc. (a)	17,600	704,704
Delek US Holdings, Inc.	98,500	3,636,620
Dril-Quip, Inc. *	15,785	1,258,380
Energy XXI Ltd. (a)	299,600	1,309,252
EXCO Resources, Inc. (a)	376,500	775,590
Exterran Holdings, Inc.	72,600	2,691,282
Forum Energy Technologies, Inc. *	31,700	737,342
Frontline Ltd. *(a)	1,253,100	3,207,936
Golar LNG Ltd.	15,400	554,323
Green Plains, Inc.	34,800	1,083,672
Gulfmark Offshore, Inc., Class A (a)	34,105	511,916
Helix Energy Solutions Group, Inc. *	101,600	1,674,368
Hercules Offshore, Inc. *(a)	1,075,600	865,966
Hornbeck Offshore Services, Inc. *	30,780	703,323
ION Geophysical Corp. *	236,805	539,915
Key Energy Services, Inc. *	740,300	1,806,332
Matrix Service Co. *	31,700	696,449
McDermott International, Inc. *	736,100	3,864,525
Newpark Resources, Inc. *	106,240	1,090,023
Nordic American Tankers Ltd. (a)	87,385	1,068,719
North Atlantic Drilling Ltd. (a)	347,000	534,380
Parker Drilling Co. *	268,310	1,006,163
PBF Energy, Inc., Class A	33,300	945,054
PDC Energy, Inc. *	16,155	916,635
Penn Virginia Corp. *(a)	114,600	765,528
Pioneer Energy Services Corp. *	112,700	839,615
Range Resources Corp.	43,800	2,783,928
Rosetta Resources, Inc. *	36,110	824,391
Rowan Cos. plc, Class A	138,500	2,934,815
RPC, Inc.	52,100	828,911
SandRidge Energy, Inc. *(a)	842,100	1,591,569
SemGroup Corp., Class A	27,400	2,306,806
Ship Finance International Ltd.	69,500	1,095,320
SM Energy Co.	50,100	2,904,297
Stone Energy Corp. *	74,300	1,268,301
Superior Energy Services, Inc.	122,600	3,126,300
Swift Energy Co. *(a)	260,305	786,121
Targa Resources Corp.	19,400	2,036,418
Teekay Corp.	44,700	2,222,037
TETRA Technologies, Inc. *	147,060	1,061,773
Tidewater, Inc. (a)	87,600	2,425,644
Ultra Petroleum Corp. *(a)	49,700	846,391
Unit Corp. *	67,100	2,337,764
W&T Offshore, Inc. (a)	120,900	777,387
Whiting Petroleum Corp. *	69,100	2,619,581

		83,928,096

Food & Staples Retailing 0.7%
Ingles Markets, Inc., Class A	40,300	1,686,958
PriceSmart, Inc.	10,940	880,232
Rite Aid Corp. *	309,400	2,385,474
Roundy’s, Inc. *	277,500	1,398,600
SpartanNash, Co.	78,500	2,368,345
The Andersons, Inc.	39,637	1,692,104
The Fresh Market, Inc. *	26,600	934,724

		11,346,437

Food, Beverage & Tobacco 2.2%
B&G Foods, Inc.	31,600	960,640
Cal-Maine Foods, Inc. (a)	26,800	1,198,228
Darling Ingredients, Inc. *	93,920	1,282,947
Dean Foods Co.	84,000	1,365,000
Flowers Foods, Inc.	138,050	3,084,037
Fresh Del Monte Produce, Inc.	84,400	3,116,892
J&J Snack Foods Corp.	9,335	973,920
Keurig Green Mountain, Inc.	17,780	2,069,059
Lancaster Colony Corp.	17,465	1,565,912
Pilgrim’s Pride Corp. (a)	25,200	622,440
Pinnacle Foods, Inc.	20,900	847,495
Post Holdings, Inc. *	37,700	1,769,638
Sanderson Farms, Inc. (a)	22,600	1,697,712
Seaboard Corp. *	422	1,519,200
Snyder’s-Lance, Inc.	39,460	1,165,254
The Hain Celestial Group, Inc. *	23,440	1,412,026
The WhiteWave Foods Co. *	48,400	2,128,148
TreeHouse Foods, Inc. *	22,885	1,859,635
Universal Corp.	69,100	3,249,773
Vector Group Ltd.	50,776	1,124,688

		33,012,644

Health Care Equipment & Services 5.4%
Air Methods Corp. *	17,300	790,610
Alere, Inc. *	59,000	2,801,320
Align Technology, Inc. *	12,400	729,616
Allscripts Healthcare Solutions, Inc. *	122,500	1,629,250
Amedisys, Inc. *	72,970	2,029,296
Amsurg Corp. *	24,225	1,519,392
Analogic Corp.	10,565	892,742
BioScrip, Inc. *(a)	104,600	491,620
Brookdale Senior Living, Inc. *	58,600	2,123,078
Centene Corp. *	71,300	4,419,887
Cerner Corp. *	56,900	4,085,989
Chemed Corp.	22,095	2,546,449
CONMED Corp.	21,195	1,064,625
Edwards Lifesciences Corp. *	23,400	2,963,610
Envision Healthcare Holdings, Inc. *	23,600	895,856

See financial notes 11

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Greatbatch, Inc. *	15,500	835,760
Haemonetics Corp. *	33,700	1,365,861
Hanger, Inc. *	35,400	790,836
HealthSouth Corp.	41,300	1,867,586
Healthways, Inc. *	46,460	808,404
Hill-Rom Holdings, Inc.	54,000	2,696,760
Hologic, Inc. *	91,500	3,087,210
IDEXX Laboratories, Inc. *	21,000	2,632,770
Integra LifeSciences Holdings Corp. *	14,120	829,974
Invacare Corp.	96,065	1,928,025
Kindred Healthcare, Inc.	148,722	3,413,170
Masimo Corp. *	40,300	1,360,528
MEDNAX, Inc. *	42,600	3,015,228
Molina Healthcare, Inc. *	39,257	2,325,192
Orthofix International N.V. *	21,900	707,589
PharMerica Corp. *	62,440	1,789,530
Quality Systems, Inc.	54,700	853,046
ResMed, Inc.	57,340	3,666,320
Select Medical Holdings Corp.	107,800	1,568,490
Sirona Dental Systems, Inc. *	17,590	1,631,472
STERIS Corp.	41,300	2,746,450
Team Health Holdings, Inc. *	11,100	661,227
Teleflex, Inc.	24,700	3,037,112
The Cooper Cos., Inc.	14,100	2,510,787
The Ensign Group, Inc.	15,800	665,338
Thoratec Corp. *	28,700	1,151,157
Triple-S Management Corp., Class B *	64,300	1,203,696
VCA, Inc. *	46,600	2,375,202
West Pharmaceutical Services, Inc.	32,980	1,757,174

		82,265,234

Household & Personal Products 0.4%
Elizabeth Arden, Inc. *(a)	45,270	636,949
Nu Skin Enterprises, Inc., Class A	55,820	3,156,621
Spectrum Brands Holdings, Inc.	12,100	1,106,303
WD-40 Co.	10,415	843,198

		5,743,071

Insurance 4.3%
Alleghany Corp. *	5,250	2,485,980
Allied World Assurance Co. Holdings AG	78,500	3,229,490
American Equity Investment Life Holding Co.	48,415	1,304,784
Argo Group International Holdings Ltd.	26,164	1,281,774
Arthur J. Gallagher & Co.	71,600	3,424,628
Aspen Insurance Holdings Ltd.	67,300	3,144,929
Assured Guaranty Ltd.	102,100	2,653,579
Brown & Brown, Inc.	64,300	2,054,385
CNO Financial Group, Inc.	196,800	3,345,600
Employers Holdings, Inc.	51,100	1,247,351
Endurance Specialty Holdings Ltd.	62,000	3,743,560
First American Financial Corp.	115,900	4,032,161
Horace Mann Educators Corp.	28,590	971,202
Infinity Property & Casualty Corp.	17,465	1,295,030
Kemper Corp.	80,700	3,039,969
Markel Corp. *	3,382	2,504,845
Mercury General Corp.	34,100	1,873,454
Montpelier Re Holdings Ltd.	28,500	1,086,135
Old Republic International Corp.	231,500	3,539,635
Primerica, Inc.	70,600	3,263,132
ProAssurance Corp.	42,000	1,887,900
RLI Corp.	39,500	1,961,570
Safety Insurance Group, Inc.	16,005	930,691
Selective Insurance Group, Inc.	38,800	1,045,272
StanCorp Financial Group, Inc.	40,000	2,883,200
Stewart Information Services Corp.	26,400	963,600
Symetra Financial Corp.	37,800	897,750
The Hanover Insurance Group, Inc.	40,000	2,742,800
Validus Holdings Ltd.	80,527	3,368,444

		66,202,850

Materials 5.8%
A. Schulman, Inc.	45,133	1,915,896
AK Steel Holding Corp. *	206,700	1,050,036
Axiall Corp.	43,824	1,788,019
Berry Plastics Group, Inc. *	45,700	1,563,854
Boise Cascade Co. *	23,900	829,330
Cabot Corp.	67,700	2,893,498
Calgon Carbon Corp.	33,600	745,584
Carpenter Technology Corp.	40,500	1,751,625
Century Aluminum Co. *	43,400	559,426
Chemtura Corp. *	101,100	3,046,143
Clearwater Paper Corp. *	18,960	1,212,871
Coeur Mining, Inc. *	257,100	1,342,062
Compass Minerals International, Inc.	21,730	1,919,411
Cytec Industries, Inc.	61,000	3,372,690
Eagle Materials, Inc.	10,470	873,093
Ferro Corp. *	86,830	1,171,337
Globe Specialty Metals, Inc.	34,500	687,240
Graphic Packaging Holding Co.	260,100	3,667,410
Greif, Inc., Class A	53,700	2,188,812
H.B. Fuller Co.	46,580	1,945,647
Hecla Mining Co.	327,300	988,446
Innophos Holdings, Inc.	27,350	1,445,174
Innospec, Inc.	21,480	938,676
Intrepid Potash, Inc. *	50,300	630,259
Kaiser Aluminum Corp.	22,280	1,790,644
KapStone Paper & Packaging Corp.	35,500	992,225
Koppers Holdings, Inc.	35,060	788,149
Kraton Performance Polymers, Inc. *	55,400	1,248,716
Louisiana-Pacific Corp. *	63,000	960,120
LSB Industries, Inc. *	19,600	831,236
Martin Marietta Materials, Inc.	24,300	3,466,395
Materion Corp.	29,960	1,198,100
Minerals Technologies, Inc.	25,620	1,735,243
Myers Industries, Inc.	38,505	622,626
NewMarket Corp.	5,695	2,545,095
Olin Corp.	92,600	2,734,478
OM Group, Inc.	45,700	1,372,828
P.H. Glatfelter Co.	61,045	1,513,916
PolyOne Corp.	44,400	1,733,820
Quaker Chemical Corp.	8,600	715,692
Resolute Forest Products, Inc. *	201,400	3,105,588
RTI International Metals, Inc. *	23,480	884,022

12 See financial notes

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Schnitzer Steel Industries, Inc., Class A	149,910	2,611,432
Schweitzer-Mauduit International, Inc.	27,072	1,196,853
Sensient Technologies Corp.	38,800	2,535,968
Silgan Holdings, Inc.	45,200	2,434,924
Stepan Co.	29,230	1,488,684
Stillwater Mining Co. *	66,570	894,035
SunCoke Energy, Inc.	58,600	1,027,258
The Scotts Miracle-Gro Co., Class A	36,000	2,322,360
Tredegar Corp.	37,075	758,925
Tronox Ltd., Class A	50,400	1,055,880
W.R. Grace & Co. *	18,400	1,779,648
Walter Energy, Inc. (a)	2,501,500	1,269,011
Westlake Chemical Corp.	18,200	1,419,236
Worthington Industries, Inc.	54,100	1,462,323

		89,021,969

Media 2.2%
AMC Networks, Inc., Class A *	16,800	1,267,392
Central European Media Enterprises Ltd., Class A *(a)	274,100	753,775
Cinemark Holdings, Inc.	88,900	3,789,807
Dex Media, Inc. *(a)	251,200	660,656
DreamWorks Animation SKG, Inc., Class A *(a)	68,800	1,792,928
John Wiley & Sons, Inc., Class A	33,800	1,922,544
Liberty Media Corp., Class A *	43,000	1,650,340
Liberty Media Corp., Class C *	47,800	1,814,010
Lions Gate Entertainment Corp.	36,200	1,122,562
Live Nation Entertainment, Inc. *	78,800	1,974,728
Loral Space & Communications, Inc. *	21,800	1,504,200
Meredith Corp.	40,900	2,128,436
Morningstar, Inc.	9,300	705,777
National CineMedia, Inc.	73,100	1,114,044
Regal Entertainment Group, Class A	102,700	2,259,400
Scholastic Corp.	60,700	2,466,848
Sinclair Broadcast Group, Inc., Class A	39,919	1,223,118
Sirius XM Holdings, Inc. *	480,500	1,897,975
The Madison Square Garden Co., Class A *	17,500	1,405,250
The New York Times Co., Class A	127,400	1,705,886

		33,159,676

Pharmaceuticals, Biotechnology & Life Sciences 2.1%
Alexion Pharmaceuticals, Inc. *	7,200	1,218,456
Bio-Rad Laboratories, Inc., Class A *	15,700	2,110,865
Bio-Techne Corp.	16,065	1,541,597
Bruker Corp. *	42,500	805,800
Charles River Laboratories International, Inc. *	46,200	3,195,192
Illumina, Inc. *	9,060	1,669,305
Impax Laboratories, Inc. *	38,900	1,760,614
Mallinckrodt plc *	35,521	4,020,267
Myriad Genetics, Inc. *(a)	32,500	1,073,475
PAREXEL International Corp. *	20,320	1,291,844
PDL BioPharma, Inc. (a)	182,750	1,218,943
PerkinElmer, Inc.	58,600	3,003,836
Perrigo Co., plc	23,000	4,215,440
QIAGEN N.V. *	88,300	2,102,423
Quintiles Transnational Holdings, Inc. *	11,300	744,444
United Therapeutics Corp. *	9,200	1,469,148

		31,441,649

Real Estate 8.9%
AG Mortgage Investment Trust, Inc.	40,000	768,800
Alexandria Real Estate Equities, Inc.	25,900	2,392,642
American Campus Communities, Inc.	35,560	1,427,378
American Capital Mortgage Investment Corp.	69,000	1,210,260
Anworth Mortgage Asset Corp.	208,455	1,058,951
Ashford Hospitality Trust, Inc.	74,885	678,458
BioMed Realty Trust, Inc.	86,700	1,799,025
Brandywine Realty Trust	119,100	1,736,478
Camden Property Trust	35,900	2,695,372
Capstead Mortgage Corp.	108,350	1,262,278
CBL & Associates Properties, Inc.	117,800	2,121,578
CBRE Group, Inc., Class A *	81,600	3,128,544
Chimera Investment Corp.	89,100	1,353,429
Columbia Property Trust, Inc.	99,200	2,602,016
Corporate Office Properties Trust	63,800	1,683,682
Corrections Corp. of America	100,628	3,702,104
Cousins Properties, Inc.	61,283	596,896
CYS Investments, Inc.	160,000	1,427,200
DCT Industrial Trust, Inc.	34,650	1,144,836
DDR Corp.	107,600	1,834,580
DiamondRock Hospitality Co.	98,700	1,338,372
Digital Realty Trust, Inc.	55,900	3,544,619
Douglas Emmett, Inc.	57,100	1,627,350
Duke Realty Corp.	167,900	3,326,099
EastGroup Properties, Inc.	14,650	837,980
EPR Properties	28,300	1,632,061
Equity Commonwealth *	99,900	2,518,479
Equity LifeStyle Properties, Inc.	21,540	1,137,743
Equity One, Inc.	25,300	623,139
Essex Property Trust, Inc.	10,709	2,376,863
Extra Space Storage, Inc.	18,765	1,237,176
Federal Realty Investment Trust	21,600	2,887,272
Franklin Street Properties Corp.	51,100	603,491
Government Properties Income Trust	29,900	623,116
Hatteras Financial Corp.	89,900	1,623,594
Healthcare Realty Trust, Inc.	48,000	1,228,800
Healthcare Trust of America, Inc., Class A	28,900	748,221
Hersha Hospitality Trust	102,500	659,075
Highwoods Properties, Inc.	47,600	2,048,704
Home Properties, Inc.	29,000	2,133,240
HomeBanc Corp. *(b)(c)	6,875	—
Inland Real Estate Corp.	59,730	614,622
Invesco Mortgage Capital, Inc.	93,400	1,438,360
Investors Real Estate Trust	78,600	563,562

See financial notes 13

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
iStar Financial, Inc. *	85,700	1,160,378
Jones Lang LaSalle, Inc.	23,700	3,935,622
Kilroy Realty Corp.	22,100	1,568,879
Lamar Advertising Co., Class A	33,600	1,947,456
LaSalle Hotel Properties	36,340	1,333,315
Lexington Realty Trust	137,100	1,270,917
Liberty Property Trust	95,400	3,323,736
Mack-Cali Realty Corp.	147,700	2,651,215
Medical Properties Trust, Inc.	51,700	722,766
MFA Financial, Inc.	294,400	2,287,488
Mid-America Apartment Communities, Inc.	20,921	1,560,916
National Retail Properties, Inc.	38,100	1,463,040
NorthStar Realty Finance Corp.	49,366	926,106
Omega Healthcare Investors, Inc.	34,690	1,251,962
Pennsylvania Real Estate Investment Trust	44,500	1,006,145
PennyMac Mortgage Investment Trust	40,600	850,570
Piedmont Office Realty Trust, Inc., Class A	161,500	2,823,020
Post Properties, Inc.	17,920	1,024,486
Potlatch Corp.	30,200	1,114,682
PS Business Parks, Inc.	10,250	782,588
Realty Income Corp.	43,700	2,052,589
Redwood Trust, Inc.	64,300	1,105,317
Regency Centers Corp.	40,900	2,567,702
Retail Properties of America, Inc., Class A	130,100	1,965,811
RLJ Lodging Trust	45,500	1,349,985
Ryman Hospitality Properties, Inc.	15,900	916,476
Sabra Health Care REIT, Inc.	37,000	1,105,560
Senior Housing Properties Trust	98,100	2,008,107
SL Green Realty Corp.	20,600	2,520,616
Sovran Self Storage, Inc.	11,170	975,588
Starwood Property Trust, Inc.	46,200	1,109,262
Sun Communities, Inc.	13,955	866,047
Sunstone Hotel Investors, Inc.	62,027	966,381
Tanger Factory Outlet Centers, Inc.	30,580	1,026,876
Taubman Centers, Inc.	22,700	1,634,627
The Geo Group, Inc.	38,536	1,502,904
Two Harbors Investment Corp.	79,600	835,800
UDR, Inc.	100,000	3,277,000
Washington Real Estate Investment Trust	53,000	1,310,160
Weingarten Realty Investors	70,500	2,309,580
WP Carey, Inc.	21,200	1,345,776

		135,753,896

Retailing 5.8%
Aeropostale, Inc. *	815,000	2,518,350
ANN, Inc. *	65,000	2,460,900
Asbury Automotive Group, Inc. *	22,900	1,924,287
Ascena Retail Group, Inc. *	155,000	2,323,450
Barnes & Noble, Inc. *	86,900	1,903,110
Brown Shoe Co., Inc.	55,142	1,637,717
Burlington Stores, Inc. *	36,900	1,902,933
Cabela’s, Inc. *	21,400	1,128,636
Chico’s FAS, Inc.	218,600	3,685,596
DSW, Inc., Class A	73,036	2,649,016
Express, Inc. *	126,400	2,060,320
Five Below, Inc. *	18,700	630,564
Fred’s, Inc., Class A	131,870	2,224,647
Genesco, Inc. *	28,900	1,953,351
GNC Holdings, Inc., Class A	67,100	2,888,655
Group 1 Automotive, Inc.	38,200	3,017,036
hhgregg, Inc. *(a)	104,300	596,596
Hibbett Sports, Inc. *	23,885	1,117,818
HSN, Inc.	29,000	1,810,180
Lithia Motors, Inc., Class A	14,335	1,429,629
LKQ Corp. *	114,200	3,091,394
Lumber Liquidators Holdings, Inc. *(a)	15,300	420,597
Monro Muffler Brake, Inc.	15,940	954,647
Netflix, Inc. *	6,420	3,572,730
Nutrisystem, Inc.	56,930	1,084,516
Office Depot, Inc. *	522,458	4,817,063
Outerwall, Inc. (a)	29,825	1,981,275
Penske Automotive Group, Inc.	51,900	2,533,239
Pier 1 Imports, Inc.	117,085	1,481,125
Pool Corp.	29,380	1,906,468
Sally Beauty Holdings, Inc. *	59,365	1,852,782
Sears Hometown & Outlet Stores, Inc. *(a)	97,900	678,447
Select Comfort Corp. *	29,370	905,183
Sonic Automotive, Inc., Class A	87,200	2,036,120
Stage Stores, Inc.	84,455	1,630,826
Stein Mart, Inc.	49,700	587,951
The Bon-Ton Stores, Inc. (a)	85,100	610,167
The Buckle, Inc. (a)	40,522	1,815,386
The Cato Corp., Class A	39,495	1,553,733
The Children’s Place, Inc.	46,260	2,806,132
The Finish Line, Inc., Class A	74,752	1,833,667
The Men’s Wearhouse, Inc.	67,400	3,814,166
The Pep Boys - Manny, Moe & Jack *	128,815	1,179,945
TripAdvisor, Inc. *	10,400	837,096
Tuesday Morning Corp. *	44,600	705,572
Ulta Salon, Cosmetics & Fragrance, Inc. *	18,200	2,749,838
Vitamin Shoppe, Inc. *	23,800	996,744

		88,299,600

Semiconductors & Semiconductor Equipment 3.5%
Advanced Energy Industries, Inc. *	34,100	834,086
Advanced Micro Devices, Inc. *(a)	770,500	1,741,330
Amkor Technology, Inc. *	125,600	882,968
Atmel Corp.	377,500	2,861,450
Brooks Automation, Inc.	76,990	828,412
Cabot Microelectronics Corp. *	32,930	1,557,589
Cirrus Logic, Inc. *	51,835	1,750,986
Cree, Inc. *(a)	40,800	1,292,544
Cypress Semiconductor Corp. *	314,403	4,187,848
Diodes, Inc. *	28,600	764,192
Entegris, Inc. *	85,745	1,141,266
Fairchild Semiconductor International, Inc. *	138,000	2,506,770
First Solar, Inc. *	53,000	3,162,510
Freescale Semiconductor Ltd. *	35,800	1,399,422
Integrated Device Technology, Inc. *	63,080	1,147,425
Intersil Corp., Class A	137,400	1,834,290

14 See financial notes

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Micrel, Inc.	51,050	694,280
Microsemi Corp. *	32,745	1,092,373
MKS Instruments, Inc.	43,850	1,526,419
OmniVision Technologies, Inc. *	38,780	1,081,768
ON Semiconductor Corp. *	279,000	3,214,080
Photronics, Inc. *	96,025	842,139
PMC-Sierra, Inc. *	132,725	1,118,872
Power Integrations, Inc.	11,900	588,931
Qorvo, Inc. *	41,265	2,719,776
Silicon Laboratories, Inc. *	42,790	2,210,959
Skyworks Solutions, Inc.	36,100	3,330,225
SunEdison, Inc. *	94,100	2,382,612
Synaptics, Inc. *	15,405	1,305,112
Teradyne, Inc.	111,800	2,040,350
Tessera Technologies, Inc.	24,090	869,890
Veeco Instruments, Inc. *	33,760	996,258

		53,907,132

Software & Services 5.8%
ACI Worldwide, Inc. *	33,800	778,414
Acxiom Corp. *	93,015	1,624,042
Akamai Technologies, Inc. *	55,000	4,057,900
ANSYS, Inc. *	19,800	1,699,632
Cadence Design Systems, Inc. *	44,900	837,385
Cimpress N.V. *	27,220	2,284,847
Convergys Corp.	169,900	3,853,332
CSG Systems International, Inc.	31,345	912,766
DST Systems, Inc.	34,300	3,947,244
EarthLink Holdings Corp.	475,475	2,248,997
Equinix, Inc.	10,507	2,689,057
Euronet Worldwide, Inc. *	20,895	1,221,940
FactSet Research Systems, Inc.	15,565	2,449,775
Fair Isaac Corp.	27,105	2,397,708
FleetCor Technologies, Inc. *	6,900	1,110,141
Gartner, Inc. *	23,700	1,966,626
Genpact Ltd. *	115,250	2,519,365
Global Cash Access Holdings, Inc. *	85,035	629,259
Global Payments, Inc.	40,400	4,051,312
Heartland Payment Systems, Inc.	27,465	1,397,968
Informatica Corp. *	29,755	1,430,323
j2 Global, Inc.	19,085	1,323,926
Jack Henry & Associates, Inc.	34,380	2,286,614
Manhattan Associates, Inc. *	24,880	1,307,693
ManTech International Corp., Class A	61,200	1,788,876
MAXIMUS, Inc.	36,380	2,328,684
Mentor Graphics Corp.	41,820	1,000,753
Monster Worldwide, Inc. *	324,100	1,908,949
NeuStar, Inc., Class A *(a)	83,475	2,504,250
Nuance Communications, Inc. *	87,600	1,342,908
Progress Software Corp. *	57,625	1,521,300
PTC, Inc. *	39,940	1,531,300
Rackspace Hosting, Inc. *	29,720	1,601,908
Red Hat, Inc. *	30,000	2,257,800
Rovi Corp. *	47,869	886,055
Salesforce.com, Inc. *	30,933	2,252,541
Solera Holdings, Inc.	22,360	1,084,907
Sykes Enterprises, Inc. *	52,955	1,325,464
Synopsys, Inc. *	53,100	2,489,328
Take-Two Interactive Software, Inc. *	55,755	1,321,393
TeleTech Holdings, Inc.	28,210	731,767
Unisys Corp. *	78,700	1,713,299
Vantiv, Inc., Class A *	27,800	1,086,980
VeriFone Systems, Inc. *	34,500	1,234,065
VeriSign, Inc. *	59,400	3,772,494
VMware, Inc., Class A *	10,700	942,670
WebMD Health Corp. *	30,100	1,328,915
WEX, Inc. *	9,700	1,093,287

		88,076,159

Technology Hardware & Equipment 4.9%
ADTRAN, Inc.	66,545	1,105,312
ARRIS Group, Inc. *	59,005	1,986,993
Belden, Inc.	21,740	1,825,073
Benchmark Electronics, Inc. *	113,500	2,670,655
Brocade Communications Systems, Inc.	284,800	3,218,240
CDW Corp.	33,400	1,279,888
Checkpoint Systems, Inc.	61,200	634,032
Cognex Corp. *	18,330	822,834
Coherent, Inc. *	23,340	1,400,400
CommScope Holding Co., Inc. *	38,400	1,133,184
Comtech Telecommunications Corp.	48,070	1,389,223
Diebold, Inc.	87,300	3,035,421
Dolby Laboratories, Inc., Class A	38,100	1,533,906
EchoStar Corp., Class A *	26,300	1,315,000
Electronics for Imaging, Inc. *	24,102	1,005,776
Emulex Corp. *	158,965	1,274,899
F5 Networks, Inc. *	26,040	3,177,401
Fabrinet *	39,400	713,534
FEI Co.	11,720	884,391
Finisar Corp. *	55,830	1,135,024
FLIR Systems, Inc.	107,000	3,305,230
Insight Enterprises, Inc. *	112,700	3,225,474
InterDigital, Inc.	32,100	1,756,512
Itron, Inc. *	55,400	1,986,644
JDS Uniphase Corp. *	141,000	1,785,060
Knowles Corp. *(a)	49,400	946,998
Littelfuse, Inc.	10,245	1,003,908
MTS Systems Corp.	12,180	859,664
National Instruments Corp.	45,842	1,311,081
NCR Corp. *	105,300	2,889,432
NETGEAR, Inc. *	36,150	1,094,261
OSI Systems, Inc. *	11,200	752,752
Plantronics, Inc.	26,810	1,428,169
Plexus Corp. *	57,880	2,491,734
Polycom, Inc. *	166,440	2,172,042
QLogic Corp. *	227,280	3,341,016
Rofin-Sinar Technologies, Inc. *	40,110	949,003
Sanmina Corp. *	136,300	2,770,979
ScanSource, Inc. *	51,740	2,061,839
Trimble Navigation Ltd. *	66,000	1,678,380
TTM Technologies, Inc. *	90,400	845,240
ViaSat, Inc. *	13,915	836,570
Zebra Technologies Corp., Class A *	32,820	3,022,066

		74,055,240

See financial notes 15

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 1.1%
Cincinnati Bell, Inc. *	449,900	1,543,157
Consolidated Communications Holdings, Inc.	45,914	967,408
Inteliquent, Inc.	44,900	853,549
Intelsat S.A. *	68,000	856,120
Level 3 Communications, Inc. *	82,530	4,616,729
NTELOS Holdings Corp.	111,020	645,026
SBA Communications Corp., Class A *	19,905	2,305,397
Spok Holdings, Inc.	60,000	1,129,500
T-Mobile US, Inc. *	58,500	1,991,340
Vonage Holdings Corp. *	227,100	1,051,473

		15,959,699

Transportation 3.7%
Alaska Air Group, Inc.	59,600	3,817,976
Allegiant Travel Co.	6,400	984,064
AMERCO	3,400	1,094,936
American Airlines Group, Inc.	68,200	3,293,037
ArcBest Corp.	32,040	1,143,828
Atlas Air Worldwide Holdings, Inc. *	36,600	1,783,884
Con-way, Inc.	66,300	2,724,930
Copa Holdings S.A., Class A	18,500	2,051,465
Delta Air Lines, Inc.	59,500	2,656,080
Forward Air Corp.	19,825	998,585
Genesee & Wyoming, Inc., Class A *	9,265	861,182
Hawaiian Holdings, Inc. *	37,640	868,731
Heartland Express, Inc.	42,665	892,552
Hub Group, Inc., Class A *	45,410	1,811,859
JetBlue Airways Corp. *	200,500	4,116,265
Kirby Corp. *	23,900	1,876,867
Knight Transportation, Inc.	46,925	1,356,132
Landstar System, Inc.	38,270	2,384,604
Matson, Inc.	37,800	1,530,900
Navios Maritime Holdings, Inc.	185,200	701,908
Old Dominion Freight Line, Inc. *	21,275	1,513,291
Republic Airways Holdings, Inc. *	147,100	1,800,504
Saia, Inc. *	17,950	731,462
SkyWest, Inc.	273,600	3,734,640
Southwest Airlines Co.	80,200	3,252,912
Spirit Airlines, Inc. *	15,800	1,081,826
Swift Transportation Co. *	44,600	1,079,320
United Continental Holdings, Inc. *	46,200	2,759,988
UTi Worldwide, Inc. *	227,300	2,052,519
Werner Enterprises, Inc.	78,900	2,120,043

		57,076,290

Utilities 3.8%
ALLETE, Inc.	34,900	1,755,470
American States Water Co.	21,830	838,054
Aqua America, Inc.	90,375	2,423,857
Atlantic Power Corp.	365,500	1,187,875
Avista Corp.	69,800	2,276,876
Black Hills Corp.	40,300	1,986,387
California Water Service Group	37,880	904,196
Cleco Corp.	44,000	2,391,400
Dynegy, Inc. *	52,700	1,753,329
El Paso Electric Co.	45,490	1,692,683
Hawaiian Electric Industries, Inc.	111,700	3,496,210
IDACORP, Inc.	37,100	2,238,243
ITC Holdings Corp.	57,000	2,052,000
MGE Energy, Inc.	26,050	1,080,554
New Jersey Resources Corp.	82,600	2,520,126
Northwest Natural Gas Co.	33,705	1,574,023
NorthWestern Corp.	38,200	1,989,838
Otter Tail Corp.	43,480	1,300,487
Piedmont Natural Gas Co., Inc.	70,200	2,628,288
PNM Resources, Inc.	87,000	2,416,860
Portland General Electric Co.	89,400	3,143,304
Questar Corp.	117,700	2,758,888
South Jersey Industries, Inc.	24,840	1,310,310
Southwest Gas Corp.	48,900	2,689,500
The Empire District Electric Co.	48,610	1,145,738
The Laclede Group, Inc.	32,140	1,669,030
UIL Holdings Corp.	49,700	2,479,036
WGL Holdings, Inc.	63,800	3,509,638

		57,212,200

Total Common Stock
(Cost $1,200,721,769)		1,504,371,176

Rights 0.0% of net assets

Technology Hardware & Equipment 0.0%
Gerber Scientific, Inc. CVR *(a)(b)(c)	19,700	—

Telecommunication Services 0.0%
Contra Leap Wireless CVR *(b)(c)	105,700	266,364

Total Rights
(Cost $266,856)		266,364

Other Investment Companies 6.0% of net assets

Money Market Fund 3.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (d)	45,483,083	45,483,083

Securities Lending Collateral 3.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (d)	46,122,265	46,122,265

Total Other Investment Companies
(Cost $91,605,348)		91,605,348

End of Investments.

16 See financial notes

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

At 04/30/15 tax basis cost of the fund’s investments was $1,298,939,468 and the unrealized appreciation and depreciation were $342,303,709 and ($45,000,289), respectively, with a net unrealized appreciation of $297,303,420.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $45,023,481. Non-cash collateral pledged to the fund for securities on loan amounted to $1,794,525.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $266,364 or 0.0% of net assets.
(d)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 04/30/15:

		Contract	Unrealized
	Number of	Value	Depreciation
	Contracts	($)	($)

Futures Contracts

Russell 2000 Index, mini, Long, expires 06/19/15	120	14,596,800	(357,438)

See financial notes 17

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings as of April 30, 2015 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.csimfunds.com/schwabfunds_prospectus.

		Cost	Value
Holdings by Category		($)	($)

98.7%	Common Stock	949,629,638	1,065,172,105
0.5%	Preferred Stock	3,911,285	5,270,579
0.0%	Rights	246,220	254,056
1.9%	Other Investment Company	20,276,823	20,276,823
0.4%	Short-Term Investments	4,326,123	4,326,124

101.5%	Total Investments	978,390,089	1,095,299,687
(1.5%)	Other Assets and Liabilities, Net		(16,429,676)

100.0%	Net Assets		1,078,870,011

	Number	Value
Security	of Shares	($)

Common Stock 98.7% of net assets

Australia 5.3%

Banks 1.6%
Australia & New Zealand Banking Group Ltd.	138,529	3,706,739
Commonwealth Bank of Australia	72,371	5,065,750
National Australia Bank Ltd.	143,363	4,151,128
Westpac Banking Corp.	150,032	4,310,520

		17,234,137

Capital Goods 0.0%
CIMIC Group Ltd.	15,515	256,925
UGL Ltd.	123,346	169,479

		426,404

Commercial & Professional Supplies 0.1%
Brambles Ltd.	71,062	605,707
Downer EDI Ltd.	72,586	252,405

		858,112

Consumer Services 0.1%
Crown Resorts Ltd.	30,551	312,836
Tabcorp Holdings Ltd.	97,406	374,202
Tatts Group Ltd.	158,336	504,370

		1,191,408

Diversified Financials 0.1%
BGP Holdings plc (a)(b)	453,854	—
Macquarie Group Ltd.	13,415	821,971

		821,971

Energy 0.3%
Caltex Australia Ltd.	18,476	515,293
Origin Energy Ltd.	86,049	860,119
Santos Ltd.	70,524	459,276
Woodside Petroleum Ltd.	32,849	905,883
WorleyParsons Ltd.	38,409	345,094

		3,085,665

Food & Staples Retailing 0.7%
Metcash Ltd.	342,480	357,502
Wesfarmers Ltd.	117,162	4,038,492
Woolworths Ltd.	117,226	2,721,710

		7,117,704

Food, Beverage & Tobacco 0.0%
Coca-Cola Amatil Ltd.	55,011	445,356

Health Care Equipment & Services 0.0%
Sonic Healthcare Ltd.	23,635	370,407

Insurance 0.4%
AMP Ltd.	165,385	837,753
Insurance Australia Group Ltd.	98,831	452,945
QBE Insurance Group Ltd.	137,549	1,483,568
Suncorp Group Ltd.	140,000	1,447,792

		4,222,058

Materials 1.2%
Amcor Ltd.	62,714	667,659
Arrium Ltd.	2,104,904	287,103
BHP Billiton Ltd.	293,715	7,500,415
BlueScope Steel Ltd.	134,945	371,304
Boral Ltd.	87,653	436,634
Incitec Pivot Ltd.	161,661	507,699
Newcrest Mining Ltd. *	73,091	819,312
Orica Ltd.	43,253	685,459
Rio Tinto Ltd.	38,818	1,749,810

		13,025,395

Media 0.0%
Fairfax Media Ltd.	386,454	317,980

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
CSL Ltd.	14,777	1,059,264

Real Estate 0.2%
Lend Lease Group	39,454	498,512
Mirvac Group	186,776	295,897
Stockland	163,883	572,772
Westfield Corp.	130,270	968,528

		2,335,709

Software & Services 0.0%
Computershare Ltd.	25,276	245,187

Telecommunication Services 0.2%
Telstra Corp., Ltd.	361,727	1,778,142

Transportation 0.2%
Asciano Ltd.	72,925	378,912
Aurizon Holdings Ltd.	93,680	357,637
Qantas Airways Ltd. *	234,421	626,593
Toll Holdings Ltd.	92,657	655,800
Transurban Group	35,907	280,724

		2,299,666

18 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Utilities 0.1%
AGL Energy Ltd.	48,753	584,872

		57,419,437

Austria 0.4%

Banks 0.2%
Erste Group Bank AG	51,200	1,445,561
Raiffeisen Bank International AG	21,237	352,542

		1,798,103

Capital Goods 0.0%
ANDRITZ AG	4,969	290,919

Energy 0.1%
OMV AG	40,861	1,360,003

Materials 0.1%
voestalpine AG	17,725	742,110

Telecommunication Services 0.0%
Telekom Austria AG	40,590	301,899

		4,493,034

Belgium 0.9%

Banks 0.1%
KBC Groep N.V. *	9,417	619,575

Food & Staples Retailing 0.2%
Colruyt S.A.	7,404	349,932
Delhaize Group S.A.	23,200	1,867,607

		2,217,539

Food, Beverage & Tobacco 0.3%
Anheuser-Busch InBev N.V.	27,133	3,303,396

Insurance 0.1%
Ageas	29,113	1,093,840

Materials 0.1%
Bekaert N.V.	10,872	315,855
Solvay S.A.	4,308	634,331
Umicore S.A.	15,869	788,795

		1,738,981

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
UCB S.A.	4,897	352,745

Telecommunication Services 0.1%
Belgacom S.A.	18,904	704,076

		10,030,152

Canada 6.6%

Automobiles & Components 0.2%
Magna International, Inc.	34,793	1,753,348

Banks 1.4%
Bank of Montreal (c)	33,833	2,210,292
Canadian Imperial Bank of Commerce	20,073	1,611,830
National Bank of Canada	16,654	672,924
Royal Bank of Canada	66,514	4,416,441
The Bank of Nova Scotia	54,432	3,001,542
The Toronto-Dominion Bank	72,892	3,365,176

		15,278,205

Capital Goods 0.1%
Bombardier, Inc., Class B	149,313	301,968
Finning International, Inc.	14,319	293,382
SNC-Lavalin Group, Inc.	10,108	364,441

		959,791

Diversified Financials 0.1%
IGM Financial, Inc.	8,384	317,084
Onex Corp.	7,942	478,232

		795,316

Energy 1.9%
ARC Resources Ltd.	19,273	394,406
Baytex Energy Corp. (c)	13,767	268,950
Bonavista Energy Corp. (c)	34,297	236,227
Cameco Corp.	20,686	363,827
Canadian Natural Resources Ltd.	63,279	2,102,657
Canadian Oil Sands Ltd.	90,203	980,159
Cenovus Energy, Inc.	73,644	1,387,425
Crescent Point Energy Corp.	18,447	481,778
Enbridge, Inc.	26,397	1,379,689
Encana Corp.	115,733	1,643,188
Enerplus Corp. (c)	31,900	403,476
Husky Energy, Inc.	35,577	795,580
Imperial Oil Ltd.	19,230	847,618
Inter Pipeline Ltd.	9,789	256,388
Pacific Rubiales Energy Corp. (c)	58,958	199,377
Pembina Pipeline Corp.	9,439	328,507
Pengrowth Energy Corp. (c)	118,435	397,565
Penn West Petroleum Ltd. (c)	322,403	801,665
Suncor Energy, Inc.	113,624	3,700,196
Talisman Energy, Inc.	190,892	1,523,655
TransCanada Corp.	39,759	1,845,424
Vermilion Energy, Inc.	4,528	217,974

		20,555,731

Food & Staples Retailing 0.4%
Alimentation Couche-Tard, Inc., Class B	22,289	853,134
Empire Co., Ltd., Class A	9,158	661,668
George Weston Ltd.	6,333	523,122
Loblaw Cos., Ltd.	17,480	888,561
Metro, Inc.	34,204	988,840

		3,915,325

Food, Beverage & Tobacco 0.0%
Saputo, Inc.	14,485	429,207

Insurance 0.5%
Fairfax Financial Holdings Ltd.	970	529,822
Great-West Lifeco, Inc.	15,482	474,918
Intact Financial Corp.	5,177	398,755
Manulife Financial Corp.	73,066	1,329,904
Power Corp. of Canada	37,243	1,023,295
Power Financial Corp.	17,931	554,650
Sun Life Financial, Inc.	27,015	864,525

		5,175,869

Materials 0.7%
Agrium, Inc.	12,250	1,269,167
Barrick Gold Corp.	157,324	2,044,625
First Quantum Minerals Ltd.	27,232	417,114
Goldcorp, Inc.	40,226	757,176

See financial notes 19

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Kinross Gold Corp. *	185,711	451,001
Potash Corp. of Saskatchewan, Inc.	57,004	1,861,548
Teck Resources Ltd., Class B	68,713	1,041,658
Yamana Gold, Inc.	70,646	269,936

		8,112,225

Media 0.1%
Quebecor, Inc., Class B	9,146	251,524
Shaw Communications, Inc., Class B	22,435	512,853
Yellow Pages Ltd. *	31,344	409,174

		1,173,551

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Valeant Pharmaceuticals International, Inc. *	3,110	674,405

Real Estate 0.1%
Brookfield Asset Management, Inc., Class A	29,333	1,579,581

Retailing 0.1%
Canadian Tire Corp., Ltd., Class A	5,600	593,141
RONA, Inc.	28,093	369,761

		962,902

Software & Services 0.0%
CGI Group, Inc., Class A *	7,110	299,251

Technology Hardware & Equipment 0.2%
BlackBerry Ltd. *	163,319	1,658,233
Celestica, Inc. *	30,855	376,704

		2,034,937

Telecommunication Services 0.3%
BCE, Inc.	32,748	1,443,735
Rogers Communications, Inc., Class B	28,840	1,030,256
TELUS Corp.	21,841	755,429

		3,229,420

Transportation 0.2%
Canadian National Railway Co.	28,266	1,825,049
Canadian Pacific Railway Ltd.	3,241	617,925

		2,442,974

Utilities 0.2%
Atco Ltd., Class I	5,932	224,841
Canadian Utilities Ltd., Class A	8,978	291,701
Emera, Inc. (c)	8,220	277,021
Fortis, Inc.	14,856	483,543
TransAlta Corp.	48,446	481,850

		1,758,956

		71,130,994

Denmark 0.8%

Banks 0.1%
Danske Bank A/S	30,835	874,501

Capital Goods 0.1%
FLSmidth & Co. A/S	4,859	207,581
Vestas Wind Systems A/S	9,908	449,402

		656,983

Food, Beverage & Tobacco 0.1%
Carlsberg A/S, Class B	8,447	770,101

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Novo Nordisk A/S, Class B	49,537	2,781,040

Telecommunication Services 0.1%
TDC A/S	124,614	948,737

Transportation 0.2%
AP Moeller - Maersk A/S, Series A	493	950,453
AP Moeller - Maersk A/S, Series B	846	1,678,958
DSV A/S	10,212	354,251

		2,983,662

		9,015,024

Finland 1.0%

Automobiles & Components 0.0%
Nokian Renkaat Oyj (c)	7,389	240,113

Capital Goods 0.2%
Kone Oyj, Class B	11,177	480,852
Metso Oyj	15,110	429,523
Wartsila Oyj Abp	10,517	482,520
YIT Oyj (c)	31,544	222,647

		1,615,542

Energy 0.0%
Neste Oil Oyj	19,697	535,720

Food & Staples Retailing 0.1%
Kesko Oyj, B Shares	18,776	767,165

Insurance 0.1%
Sampo Oyj, A Shares	17,067	826,969

Materials 0.2%
Stora Enso Oyj, R Shares	89,105	937,676
UPM-Kymmene Oyj	68,594	1,241,178

		2,178,854

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	8,468	276,895

Technology Hardware & Equipment 0.3%
Nokia Oyj	442,115	2,983,140

Telecommunication Services 0.0%
Elisa Oyj	11,394	349,058

Utilities 0.1%
Fortum Oyj	37,562	741,752

		10,515,208

France 10.5%

Automobiles & Components 0.5%
Faurecia	6,387	302,762
Peugeot S.A. *	127,113	2,403,149
Renault S.A.	21,903	2,304,582
Valeo S.A.	4,772	765,045

		5,775,538

Banks 0.9%
BNP Paribas S.A.	92,533	5,843,576
Credit Agricole S.A.	72,318	1,125,149

20 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Societe Generale S.A.	63,510	3,175,161

		10,143,886

Capital Goods 1.6%
Airbus Group N.V.	19,145	1,326,789
Alstom S.A. *	25,631	805,180
Bouygues S.A. (c)	39,779	1,642,263
Compagnie de Saint-Gobain	86,056	3,910,994
Eiffage S.A.	6,109	372,541
Legrand S.A.	13,179	762,046
Nexans S.A. *	7,199	282,100
Rexel S.A.	45,496	857,447
Safran S.A.	11,850	865,848
Schneider Electric SE	34,433	2,573,811
Thales S.A.	6,131	373,229
Vallourec S.A.	23,455	553,088
Vinci S.A.	53,274	3,267,545

		17,592,881

Commercial & Professional Supplies 0.0%
Teleperformance	4,558	342,647

Consumer Durables & Apparel 0.3%
Christian Dior SE	3,403	665,290
Kering	4,572	845,530
LVMH Moet Hennessy Louis Vuitton SE	12,522	2,189,675

		3,700,495

Consumer Services 0.1%
Accor S.A.	12,596	690,699
Sodexo S.A.	6,134	620,701

		1,311,400

Diversified Financials 0.0%
Wendel S.A.	2,203	270,579

Energy 1.7%
CGG S.A. *(c)	46,660	330,498
Technip S.A. (c)	9,292	633,459
Total S.A.	327,959	17,758,964

		18,722,921

Food & Staples Retailing 0.4%
Carrefour S.A.	102,370	3,529,604
Casino Guichard Perrachon S.A.	8,287	732,799
Rallye S.A.	9,508	355,188

		4,617,591

Food, Beverage & Tobacco 0.4%
Danone S.A.	36,293	2,626,238
Pernod-Ricard S.A.	9,522	1,183,431

		3,809,669

Health Care Equipment & Services 0.1%
Essilor International S.A.	6,364	775,326

Household & Personal Products 0.2%
L’Oreal S.A.	8,842	1,687,415

Insurance 0.4%
AXA S.A.	160,543	4,059,464
CNP Assurances	12,345	221,882
SCOR SE	14,503	521,988

		4,803,334

Materials 0.4%
Air Liquide S.A.	18,731	2,449,647
Arkema S.A.	7,260	584,235
Lafarge S.A.	19,546	1,426,171

		4,460,053

Media 0.6%
Eutelsat Communications S.A.	10,336	360,359
Publicis Groupe S.A.	7,054	591,623
Solocal Group *	333,637	186,463
Vivendi S.A.	194,779	4,882,853

		6,021,298

Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Sanofi	83,173	8,466,214

Real Estate 0.1%
Unibail-Rodamco SE	2,872	792,989

Software & Services 0.1%
Atos SE	5,013	391,822
Cap Gemini S.A.	12,104	1,078,412

		1,470,234

Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	146,949	510,208

Telecommunication Services 0.8%
Orange S.A.	504,840	8,315,378

Transportation 0.1%
Air France-KLM *(c)	94,804	817,293

Utilities 0.9%
Electricite de France S.A.	39,537	1,006,014
GDF Suez	275,757	5,610,659
Suez Environnement Co.	43,390	884,953
Veolia Environnement S.A.	84,802	1,794,410

		9,296,036

		113,703,385

Germany 8.4%

Automobiles & Components 1.2%
Bayerische Motoren Werke AG	26,186	3,089,021
Continental AG	5,593	1,310,745
Daimler AG - Reg’d	85,039	8,176,217
Volkswagen AG	2,400	607,953

		13,183,936

Banks 0.0%
Commerzbank AG *	38,508	519,507

Capital Goods 0.9%
Brenntag AG	11,019	661,147
GEA Group AG	10,064	483,333
HOCHTIEF AG	3,214	248,336
Kloeckner & Co. SE *	26,506	253,551
MAN SE	3,048	330,688
MTU Aero Engines AG	3,055	300,326
OSRAM Licht AG	8,156	429,689
Rheinmetall AG	5,388	275,854
Siemens AG - Reg’d	61,369	6,675,836

		9,658,760

Commercial & Professional Supplies 0.0%
Bilfinger SE	7,613	382,449

See financial notes 21

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Durables & Apparel 0.1%
adidas AG	16,231	1,329,901

Consumer Services 0.1%
TUI AG	51,482	959,671

Diversified Financials 0.3%
Deutsche Bank AG - Reg’d	90,915	2,907,629
Deutsche Boerse AG	9,927	822,589

		3,730,218

Food & Staples Retailing 0.2%
METRO AG	45,160	1,636,818

Food, Beverage & Tobacco 0.0%
Suedzucker AG (c)	19,160	288,782

Health Care Equipment & Services 0.2%
Fresenius Medical Care AG & Co. KGaA	10,956	920,760
Fresenius SE & Co. KGaA	19,970	1,188,074

		2,108,834

Household & Personal Products 0.1%
Beiersdorf AG	3,887	338,113
Henkel AG & Co. KGaA	4,504	456,235

		794,348

Insurance 0.8%
Allianz SE - Reg’d	31,990	5,445,166
Hannover Rueck SE	4,415	448,788
Muenchener Rueckversicherungs-Gesellschaft AG - Reg’d (c)	13,278	2,591,832

		8,485,786

Materials 1.5%
Aurubis AG	10,030	633,786
BASF SE	88,226	8,765,078
HeidelbergCement AG	14,672	1,126,229
K&S AG - Reg’d	24,725	806,021
LANXESS AG	10,575	564,436
Linde AG	9,557	1,867,529
Salzgitter AG	13,122	447,601
ThyssenKrupp AG	55,279	1,468,731

		15,679,411

Media 0.1%
ProSiebenSat.1 Media AG - Reg’d	13,758	703,407

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Bayer AG - Reg’d	37,684	5,423,956
Merck KGaA	4,252	458,387

		5,882,343

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	47,482	558,233

Software & Services 0.2%
SAP SE	29,396	2,221,309

Telecommunication Services 0.8%
Deutsche Telekom AG - Reg’d	446,491	8,206,795
Freenet AG	13,454	435,777

		8,642,572

Transportation 0.3%
Deutsche Lufthansa AG - Reg’d *	51,099	704,739
Deutsche Post AG - Reg’d	90,707	2,986,822

		3,691,561

Utilities 1.0%
E.ON SE	473,112	7,365,409
RWE AG	122,774	3,050,863

		10,416,272

		90,874,118

Hong Kong 1.1%

Banks 0.1%
Hang Seng Bank Ltd.	31,700	617,574

Capital Goods 0.3%
Hutchison Whampoa Ltd.	119,000	1,753,398
Jardine Matheson Holdings Ltd.	12,800	790,821
Jardine Strategic Holdings Ltd.	9,500	326,016
Noble Group Ltd.	1,113,979	725,442

		3,595,677

Consumer Durables & Apparel 0.1%
Li & Fung Ltd.	582,000	592,749

Consumer Services 0.0%
Sands China Ltd.	52,400	213,603

Diversified Financials 0.0%
Hong Kong Exchanges & Clearing Ltd.	11,700	446,007

Insurance 0.1%
AIA Group Ltd.	185,800	1,235,658

Real Estate 0.3%
CK Hutchison Holdings Ltd.	33,000	715,842
New World Development Co., Ltd.	240,000	318,327
Sun Hung Kai Properties Ltd.	35,000	581,298
Swire Pacific Ltd., Class A	38,500	519,258
The Link REIT	46,000	285,337
The Wharf Holdings Ltd.	50,000	360,255

		2,780,317

Retailing 0.0%
Esprit Holdings Ltd.	490,584	464,774

Telecommunication Services 0.0%
PCCW Ltd.	469,000	312,241

Utilities 0.2%
CLP Holdings Ltd.	120,500	1,054,822
Hong Kong & China Gas Co., Ltd.	155,735	370,962
Power Assets Holdings Ltd.	38,500	388,595

		1,814,379

		12,072,979

Ireland 0.7%

Banks 0.1%
Bank of Ireland *	1,354,945	523,786

Commercial & Professional Supplies 0.1%
Experian plc	46,109	823,519

Food, Beverage & Tobacco 0.0%
Kerry Group plc, Class A	5,322	391,446

22 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Materials 0.3%
CRH plc	85,101	2,391,137
Smurfit Kappa Group plc	21,470	657,336

		3,048,473

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Shire plc	7,200	585,097

Technology Hardware & Equipment 0.1%
Seagate Technology plc	26,250	1,541,400

		6,913,721

Israel 0.4%

Banks 0.0%
Bank Leumi Le-Israel B.M. *	77,244	300,220

Materials 0.0%
Israel Chemicals Ltd.	56,780	397,274

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Teva Pharmaceutical Industries Ltd.	46,459	2,823,049

Telecommunication Services 0.1%
Bezeq The Israeli Telecommunication Corp., Ltd.	306,129	579,821

		4,100,364

Italy 3.8%

Automobiles & Components 0.2%
Fiat Chrysler Automobiles N.V. *	94,258	1,403,636
Pirelli & C. S.p.A.	19,669	340,311

		1,743,947

Banks 1.0%
Banca Monte dei Paschi di Siena S.p.A. *	940,278	579,502
Banca Popolare dell’Emilia Romagna SC *	39,855	327,840
Banco Popolare SC *	29,195	461,557
Intesa Sanpaolo S.p.A.	1,182,610	3,972,979
UniCredit S.p.A.	634,468	4,554,292
Unione di Banche Italiane S.C.p.A.	79,916	634,323

		10,530,493

Capital Goods 0.1%
Finmeccanica S.p.A. *	61,187	780,679
Prysmian S.p.A.	17,249	351,760

		1,132,439

Consumer Durables & Apparel 0.0%
Luxottica Group S.p.A.	4,749	312,754

Diversified Financials 0.1%
EXOR S.p.A.	18,854	869,812
Mediobanca S.p.A.	34,010	330,154

		1,199,966

Energy 1.0%
Eni S.p.A.	554,490	10,638,362
Saipem S.p.A. *(c)	49,598	657,582

		11,295,944

Insurance 0.1%
Assicurazioni Generali S.p.A.	85,034	1,661,494

Materials 0.0%
Italcementi S.p.A.	22,135	157,719

Media 0.1%
Mediaset S.p.A. *	124,770	641,269

Telecommunication Services 0.4%
Telecom Italia S.p.A. *	2,527,448	2,983,063
Telecom Italia S.p.A. - RSP	1,569,273	1,510,258

		4,493,321

Transportation 0.1%
Atlantia S.p.A.	27,043	760,583

Utilities 0.7%
A2A S.p.A.	271,494	312,756
Enel S.p.A.	1,242,651	5,890,090
Snam S.p.A.	137,212	714,757
Terna - Rete Elettrica Nationale S.p.A.	83,258	392,507

		7,310,110

		41,240,039

Japan 22.0%

Automobiles & Components 2.9%
Aisin Seiki Co., Ltd.	25,100	1,147,771
Bridgestone Corp.	57,800	2,420,877
Daihatsu Motor Co., Ltd.	31,400	454,842
Denso Corp.	37,000	1,836,893
Fuji Heavy Industries Ltd.	20,700	692,208
Honda Motor Co., Ltd.	167,700	5,622,203
Isuzu Motors Ltd.	44,400	588,469
Mazda Motor Corp.	28,700	562,577
NHK Spring Co., Ltd.	32,600	373,223
Nissan Motor Co., Ltd.	297,200	3,085,141
Stanley Electric Co., Ltd.	11,200	251,301
Sumitomo Electric Industries Ltd.	102,500	1,448,136
Sumitomo Rubber Industries Ltd.	19,500	361,556
Suzuki Motor Corp.	33,700	1,089,255
Toyota Industries Corp.	12,300	696,602
Toyota Motor Corp.	151,100	10,517,938
Yamaha Motor Co., Ltd.	22,800	536,534

		31,685,526

Banks 1.3%
Mitsubishi UFJ Financial Group, Inc.	759,534	5,395,995
Mizuho Financial Group, Inc.	1,459,716	2,782,627
Resona Holdings, Inc.	158,858	847,041
Sumitomo Mitsui Financial Group, Inc.	90,910	3,969,548
Sumitomo Mitsui Trust Holdings, Inc.	159,000	699,908
The Bank of Yokohama Ltd.	62,000	393,487

		14,088,606

Capital Goods 3.1%
Asahi Glass Co., Ltd.	218,000	1,467,131
Daikin Industries Ltd.	11,400	768,007
FANUC Corp.	5,200	1,143,806

See financial notes 23

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Furukawa Electric Co., Ltd.	168,000	307,926
Hanwa Co., Ltd.	86,000	355,530
Hino Motors Ltd.	18,300	238,738
IHI Corp.	95,000	435,540
ITOCHU Corp.	151,100	1,860,505
JGC Corp.	19,000	395,406
JTEKT Corp.	20,200	344,040
Kajima Corp.	83,000	396,476
Kawasaki Heavy Industries Ltd.	109,000	561,770
Kinden Corp.	28,000	393,279
Komatsu Ltd.	73,400	1,476,743
Kubota Corp.	48,000	751,249
Kurita Water Industries Ltd.	12,700	330,002
LIXIL Group Corp.	28,700	598,210
Makita Corp.	7,700	384,263
Marubeni Corp.	203,700	1,261,322
Mitsubishi Corp.	149,000	3,214,928
Mitsubishi Electric Corp.	158,000	2,063,433
Mitsubishi Heavy Industries Ltd.	278,000	1,540,320
Mitsui & Co., Ltd.	204,500	2,860,162
Mitsui Engineering & Shipbuilding Co., Ltd.	140,000	251,397
Nagase & Co., Ltd.	22,100	292,075
Nidec Corp.	7,400	553,555
Nippon Sheet Glass Co., Ltd. *	216,000	218,813
NSK Ltd.	26,000	406,063
Obayashi Corp.	54,000	360,691
Shimizu Corp.	63,000	453,085
SMC Corp.	1,800	541,479
Sojitz Corp.	548,700	1,072,924
Sumitomo Corp.	147,400	1,740,458
Sumitomo Heavy Industries Ltd.	73,000	453,549
Taisei Corp.	81,000	469,220
Toshiba Corp.	453,000	1,814,971
TOTO Ltd.	21,000	297,092
Toyota Tsusho Corp.	39,600	1,018,182

		33,092,340

Commercial & Professional Supplies 0.3%
Dai Nippon Printing Co., Ltd.	112,000	1,157,027
Secom Co., Ltd.	14,600	1,034,722
Toppan Printing Co., Ltd.	115,000	964,199

		3,155,948

Consumer Durables & Apparel 1.1%
Bandai Namco Holdings, Inc.	19,900	408,813
Nikon Corp.	41,700	592,910
Panasonic Corp.	253,950	3,637,547
Sega Sammy Holdings, Inc.	22,300	311,317
Sekisui Chemical Co., Ltd.	45,000	600,027
Sekisui House Ltd.	65,800	1,019,943
Sharp Corp. *(c)	347,000	747,738
Shimano, Inc.	2,400	343,802
Sony Corp. *	118,700	3,588,507
Sumitomo Forestry Co., Ltd.	23,600	273,552

		11,524,156

Consumer Services 0.1%
Benesse Holdings, Inc.	7,800	244,458
Oriental Land Co., Ltd.	7,600	514,523

		758,981

Diversified Financials 0.1%
Credit Saison Co., Ltd.	14,000	264,738
Nomura Holdings, Inc.	77,900	505,369
ORIX Corp.	52,200	802,752

		1,572,859

Energy 0.7%
Cosmo Oil Co., Ltd. *	270,000	400,294
Idemitsu Kosan Co., Ltd.	50,900	986,025
Inpex Corp.	120,200	1,508,549
JX Holdings, Inc.	896,000	3,901,795
Showa Shell Sekiyu K.K.	37,800	364,629
TonenGeneral Sekiyu K.K.	64,000	614,228

		7,775,520

Food & Staples Retailing 0.6%
Aeon Co., Ltd.	162,900	2,026,618
Lawson, Inc.	5,200	373,932
Seven & i Holdings Co., Ltd.	82,300	3,537,609
UNY Group Holdings Co., Ltd.	69,200	391,289

		6,329,448

Food, Beverage & Tobacco 0.8%
Ajinomoto Co., Inc.	45,000	997,770
Asahi Group Holdings Ltd.	28,400	913,260
Coca-Cola West Co., Ltd.	19,300	307,060
Japan Tobacco, Inc.	61,500	2,147,633
Kewpie Corp.	16,500	402,576
Kirin Holdings Co., Ltd.	97,600	1,291,854
MEIJI Holdings Co., Ltd.	6,300	723,747
NH Foods Ltd.	23,000	502,516
Nisshin Seifun Group, Inc.	28,330	330,389
Nissin Foods Holdings Co., Ltd.	4,800	230,141
Suntory Beverage & Food Ltd.	7,000	297,712
Toyo Suisan Kaisha Ltd.	9,400	328,909
Yamazaki Baking Co., Ltd.	22,000	389,413

		8,862,980

Health Care Equipment & Services 0.2%
Alfresa Holdings Corp.	35,100	526,033
Medipal Holdings Corp.	46,100	628,919
Olympus Corp. *	6,700	241,267
Suzuken Co., Ltd.	19,730	617,399
Terumo Corp.	14,400	369,861

		2,383,479

Household & Personal Products 0.2%
Kao Corp.	32,000	1,532,447
Shiseido Co., Ltd.	32,200	580,020
Unicharm Corp.	12,500	314,627

		2,427,094

Insurance 0.3%
MS&AD Insurance Group Holdings, Inc.	25,190	720,863
Sompo Japan Nipponkoa Holdings, Inc.	22,400	731,804
T&D Holdings, Inc.	26,150	377,338
The Dai-ichi Life Insurance Co., Ltd.	41,700	685,377
Tokio Marine Holdings, Inc.	33,700	1,373,804

		3,889,186

Materials 1.9%
Air Water, Inc.	16,000	284,166

24 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Asahi Kasei Corp.	128,000	1,205,328
Daicel Corp.	26,000	313,459
Denki Kagaku Kogyo K.K.	76,000	310,322
DIC Corp.	128,000	387,261
Hitachi Chemical Co., Ltd.	13,400	259,370
JFE Holdings, Inc.	78,600	1,774,383
JSR Corp.	19,400	330,914
Kaneka Corp.	53,000	369,510
Kobe Steel Ltd.	457,000	830,638
Kuraray Co., Ltd.	36,900	498,988
Mitsubishi Chemical Holdings Corp.	226,300	1,408,996
Mitsubishi Materials Corp.	149,000	536,396
Mitsui Chemicals, Inc.	188,000	621,526
Mitsui Mining & Smelting Co., Ltd.	104,000	247,100
Nippon Paper Industries Co., Ltd.	22,900	399,332
Nippon Steel & Sumitomo Metal Corp.	733,000	1,906,691
Nitto Denko Corp.	13,300	852,337
Oji Holdings Corp.	154,000	684,904
Shin-Etsu Chemical Co., Ltd.	24,100	1,473,204
Showa Denko K.K.	305,000	416,931
Sumitomo Chemical Co., Ltd.	201,000	1,130,414
Sumitomo Metal Mining Co., Ltd.	46,000	674,231
Taiheiyo Cement Corp.	85,000	267,856
Taiyo Nippon Sanso Corp.	26,000	337,439
Teijin Ltd.	194,000	659,011
Toray Industries, Inc.	128,000	1,112,658
Tosoh Corp.	70,000	375,289
Toyo Seikan Group Holdings Ltd.	36,500	577,166
Ube Industries Ltd.	230,000	381,580

		20,627,400

Media 0.1%
Dentsu, Inc.	19,601	913,694
Hakuhodo DY Holdings, Inc.	43,800	468,733

		1,382,427

Pharmaceuticals, Biotechnology & Life Sciences 1.0%
Astellas Pharma, Inc.	110,500	1,720,562
Chugai Pharmaceutical Co., Ltd.	9,200	279,788
Daiichi Sankyo Co., Ltd.	67,800	1,177,597
Eisai Co., Ltd.	18,700	1,246,493
Kyowa Hakko Kirin Co., Ltd.	24,000	351,330
Mitsubishi Tanabe Pharma Corp.	18,100	307,973
Ono Pharmaceutical Co., Ltd.	3,100	335,975
Otsuka Holdings Co., Ltd.	33,500	1,057,412
Shionogi & Co., Ltd.	15,000	494,470
Taisho Pharmaceutical Holdings Co., Ltd.	4,000	281,098
Takeda Pharmaceutical Co., Ltd.	62,200	3,193,412

		10,446,110

Real Estate 0.4%
Daito Trust Construction Co., Ltd.	5,600	652,123
Daiwa House Industry Co., Ltd.	47,000	1,049,276
Mitsubishi Estate Co., Ltd.	35,000	823,804
Mitsui Fudosan Co., Ltd.	31,000	918,973
Sumitomo Realty & Development Co., Ltd.	12,500	482,448

		3,926,624

Retailing 0.5%
EDION Corp.	47,500	346,696
Fast Retailing Co., Ltd.	1,400	551,432
Isetan Mitsukoshi Holdings Ltd.	43,500	703,819
J. Front Retailing Co., Ltd.	34,000	566,566
K’s Holdings Corp.	11,500	383,982
Marui Group Co., Ltd.	29,400	320,948
Nitori Holdings Co., Ltd.	5,000	384,545
Shimamura Co., Ltd.	4,700	468,472
Takashimaya Co., Ltd.	41,000	382,630
Yamada Denki Co., Ltd.	324,800	1,329,429

		5,438,519

Semiconductors & Semiconductor Equipment 0.1%
Rohm Co., Ltd.	7,400	513,299
Tokyo Electron Ltd.	9,200	504,274

		1,017,573

Software & Services 0.5%
Fujitsu Ltd.	334,000	2,213,871
Konami Corp.	13,200	242,248
Nintendo Co., Ltd.	14,030	2,355,637
NTT Data Corp.	16,000	715,901

		5,527,657

Technology Hardware & Equipment 2.0%
Brother Industries Ltd.	25,000	397,761
Canon, Inc.	132,700	4,731,381
FUJIFILM Holdings Corp.	60,200	2,267,554
Hitachi Ltd.	595,000	4,059,627
Hoya Corp.	25,000	963,522
Ibiden Co., Ltd.	19,200	335,801
Keyence Corp.	673	359,280
Konica Minolta, Inc.	60,400	666,943
Kyocera Corp.	29,200	1,524,282
Murata Manufacturing Co., Ltd.	7,200	1,014,580
NEC Corp.	428,000	1,423,961
Nippon Electric Glass Co., Ltd.	98,000	557,293
Omron Corp.	12,400	569,384
Ricoh Co., Ltd.	99,600	1,029,339
Seiko Epson Corp.	22,800	398,415
TDK Corp.	12,700	914,809

		21,213,932

Telecommunication Services 1.4%
KDDI Corp.	169,500	4,010,766
Nippon Telegraph & Telephone Corp.	80,404	5,429,277
NTT DOCOMO, Inc.	172,300	3,051,861
SoftBank Corp.	37,400	2,337,885

		14,829,789

Transportation 1.2%
ANA Holdings, Inc.	130,000	359,416
Central Japan Railway Co.	10,600	1,893,228
East Japan Railway Co.	31,018	2,741,587
Hankyu Hanshin Holdings, Inc.	83,000	500,994
Kamigumi Co., Ltd.	31,000	310,377

See financial notes 25

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Kawasaki Kisen Kaisha Ltd.	156,000	402,966
Kintetsu Group Holdings Co., Ltd.	99,000	350,626
Mitsui O.S.K. Lines Ltd.	230,000	812,063
Nagoya Railroad Co., Ltd.	74,000	292,298
Nippon Express Co., Ltd.	164,000	941,433
Nippon Yusen K.K.	313,000	983,917
Odakyu Electric Railway Co., Ltd.	31,000	311,938
Seino Holdings Co., Ltd.	31,400	360,438
Tobu Railway Co., Ltd.	73,000	347,999
Tokyu Corp.	79,000	525,239
West Japan Railway Co.	19,363	1,072,389
Yamato Holdings Co., Ltd.	40,100	897,474

		13,104,382

Utilities 1.2%
Chubu Electric Power Co., Inc.	143,100	1,896,733
Electric Power Development Co., Ltd.	13,100	439,758
Hokkaido Electric Power Co., Inc. *	40,700	375,360
Hokuriku Electric Power Co.	32,400	478,991
Kyushu Electric Power Co., Inc. *	77,100	822,282
Osaka Gas Co., Ltd.	239,000	1,014,355
Shikoku Electric Power Co., Inc.	27,800	376,467
The Chugoku Electric Power Co., Inc.	44,800	657,724
The Kansai Electric Power Co., Inc. *	149,600	1,503,462
Toho Gas Co., Ltd.	55,000	333,029
Tohoku Electric Power Co., Inc.	74,600	938,450
Tokyo Electric Power Co., Inc. *	610,100	2,491,449
Tokyo Gas Co., Ltd.	234,000	1,350,367

		12,678,427

		237,738,963

Luxembourg 0.5%

Energy 0.1%
Tenaris S.A.	35,866	550,694

Materials 0.3%
APERAM S.A. *	7,353	280,324
ArcelorMittal (c)	309,166	3,289,975

		3,570,299

Media 0.1%
RTL Group S.A.	3,856	361,503
SES S.A.	15,292	535,927

		897,430

Telecommunication Services 0.0%
Millicom International Cellular S.A. SDR	6,446	502,896

		5,521,319

Netherlands 5.4%

Banks 0.2%
ING Groep N.V. CVA *	175,016	2,685,015

Capital Goods 0.3%
Koninklijke BAM Groep N.V. *	78,210	326,025
Koninklijke Boskalis Westminster N.V.	5,431	282,198
Koninklijke Philips N.V.	83,401	2,388,959

		2,997,182

Commercial & Professional Supplies 0.1%
Randstad Holding N.V.	11,639	694,159

Diversified Financials 0.0%
SNS Reaal N.V. *(a)(b)(c)	124,822	—

Energy 3.2%
Fugro N.V. CVA	12,722	365,883
Royal Dutch Shell plc, A Shares	653,394	20,717,286
Royal Dutch Shell plc, B Shares	408,749	13,086,422

		34,169,591

Food & Staples Retailing 0.2%
Koninklijke Ahold N.V.	138,831	2,689,728

Food, Beverage & Tobacco 0.5%
Heineken Holding N.V.	9,232	643,557
Heineken N.V.	11,512	906,892
Unilever N.V. CVA	77,582	3,384,173

		4,934,622

Insurance 0.1%
Aegon N.V.	129,815	1,024,227
Delta Lloyd N.V.	11,803	223,512

		1,247,739

Materials 0.3%
Akzo Nobel N.V.	26,098	1,996,855
Koninklijke DSM N.V.	17,030	971,231

		2,968,086

Media 0.1%
Reed Elsevier N.V.	15,700	378,643
Wolters Kluwer N.V.	17,932	580,953

		959,596

Semiconductors & Semiconductor Equipment 0.1%
ASML Holding N.V.	5,280	568,196

Software & Services 0.0%
Gemalto N.V.	3,269	303,704

Telecommunication Services 0.2%
Koninklijke (Royal) KPN N.V.	618,545	2,293,414
Ziggo N.V. *(a)(b)	5,100	227,801

		2,521,215

Transportation 0.1%
PostNL N.V. *	84,238	418,334
TNT Express N.V.	76,624	654,068

		1,072,402

		57,811,235

New Zealand 0.1%

Materials 0.0%
Fletcher Building Ltd.	62,107	393,144

Telecommunication Services 0.1%
Spark New Zealand Ltd.	301,200	681,539

26 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Utilities 0.0%
Meridian Energy Ltd. *(a)	220,943	338,956

		1,413,639

Norway 0.9%

Banks 0.1%
DNB A.S.A. (c)	50,027	888,739

Energy 0.5%
Akastor A.S.A. *(c)	59,897	116,935
Petroleum Geo-Services A.S.A. (c)	49,931	331,530
Statoil A.S.A.	227,366	4,820,241

		5,268,706

Food, Beverage & Tobacco 0.1%
Marine Harvest A.S.A.	20,736	252,744
Orkla A.S.A.	86,148	676,492

		929,236

Materials 0.1%
Norsk Hydro A.S.A.	124,418	589,219
Yara International A.S.A.	19,518	1,000,052

		1,589,271

Telecommunication Services 0.1%
Telenor A.S.A.	62,354	1,408,276

		10,084,228

Portugal 0.2%

Banks 0.0%
Banco Comercial Portugues S.A., Class R *(c)	2,350,067	234,022

Energy 0.1%
Galp Energia, SGPS, S.A.	39,563	540,418

Telecommunication Services 0.0%
Portugal Telecom, SGPS, S.A. - Reg’d (c)	644,366	409,015

Utilities 0.1%
EDP - Energias de Portugal S.A.	246,468	985,477

		2,168,932

Singapore 0.9%

Banks 0.3%
DBS Group Holdings Ltd.	67,556	1,073,490
Oversea-Chinese Banking Corp., Ltd.	120,097	967,126
United Overseas Bank Ltd.	51,952	959,293

		2,999,909

Capital Goods 0.1%
Keppel Corp., Ltd.	99,600	654,195
Sembcorp Industries Ltd.	77,000	262,408

		916,603

Food, Beverage & Tobacco 0.1%
Wilmar International Ltd.	196,166	481,808

Media 0.0%
Singapore Press Holdings Ltd.	110,000	348,103

Retailing 0.0%
Jardine Cycle & Carriage Ltd.	10,000	304,712

Technology Hardware & Equipment 0.1%
Flextronics International Ltd. *	74,760	861,609
Venture Corp., Ltd.	43,000	274,237

		1,135,846

Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	469,486	1,568,833

Transportation 0.1%
ComfortDelGro Corp., Ltd.	149,000	345,180
Hutchison Port Holdings Trust, Class U	499,500	336,543
Singapore Airlines Ltd.	67,270	619,838

		1,301,561

		9,057,375

Spain 4.2%

Banks 1.7%
Banco Bilbao Vizcaya Argentaria S.A.	503,941	5,063,638
Banco de Sabadell S.A. *	212,975	569,591
Banco Popular Espanol S.A.	151,727	789,444
Banco Santander S.A.	1,541,410	11,653,935
CaixaBank S.A.	102,885	516,025

		18,592,633

Capital Goods 0.2%
ACS, Actividades de Construccion y Servicios S.A.	23,025	811,302
Ferrovial S.A.	38,816	880,266
Fomento de Construcciones y Contratas S.A. *	18,759	240,595

		1,932,163

Energy 0.4%
Repsol S.A.	188,257	3,880,719

Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A.	38,510	308,422

Insurance 0.0%
Mapfre S.A.	92,538	343,880

Retailing 0.1%
Inditex S.A.	42,060	1,349,666

Software & Services 0.1%
Amadeus IT Holding S.A., A Shares	11,971	545,661

Telecommunication Services 1.1%
Telefonica S.A.	761,869	11,595,981

Transportation 0.0%
Abertis Infraestructuras S.A.	24,929	459,367

Utilities 0.6%
Acciona S.A. *	4,495	340,064
Enagas S.A.	11,371	350,201
Endesa S.A.	17,608	348,873
Gas Natural SDG S.A.	29,081	715,046
Iberdrola S.A.	569,385	3,811,057

See financial notes 27

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Red Electrica Corp. S.A.	4,730	396,964

		5,962,205

		44,970,697

Sweden 2.3%

Automobiles & Components 0.1%
Autoliv, Inc.	6,049	718,137

Banks 0.4%
Nordea Bank AB	148,122	1,881,911
Skandinaviska Enskilda Banken AB, A Shares	71,772	906,959
Svenska Handelsbanken AB, A Shares	24,644	1,137,541
Swedbank AB, A Shares	37,264	866,488

		4,792,899

Capital Goods 0.8%
Alfa Laval AB	16,269	303,675
Assa Abloy AB, B Shares	10,594	614,598
Atlas Copco AB, A Shares	34,678	1,082,404
Atlas Copco AB, B Shares	17,437	485,524
NCC AB, B Shares	9,072	297,507
Sandvik AB	102,260	1,292,471
Skanska AB, B Shares	37,570	836,052
SKF AB, B Shares	36,601	893,981
Trelleborg AB, B Shares (c)	13,252	259,702
Volvo AB, A Shares	19,593	270,802
Volvo AB, B Shares	139,605	1,928,670

		8,265,386

Commercial & Professional Supplies 0.1%
Securitas AB, B Shares	36,079	539,546

Consumer Durables & Apparel 0.1%
Electrolux AB, B Shares	23,823	713,323
Husqvarna AB, B Shares	41,470	306,740

		1,020,063

Food, Beverage & Tobacco 0.0%
Swedish Match AB	13,862	426,729

Health Care Equipment & Services 0.0%
Getinge AB, B Shares	10,995	267,232

Household & Personal Products 0.1%
Svenska Cellulosa AB, S.C.A., A Shares	3,447	87,389
Svenska Cellulosa AB, S.C.A., B Shares	43,843	1,109,007

		1,196,396

Materials 0.1%
Boliden AB	33,115	719,445
SSAB AB, A Shares *(c)	45,222	273,569
SSAB AB, B Shares *	26,715	138,748

		1,131,762

Retailing 0.2%
Hennes & Mauritz AB, B Shares (c)	45,149	1,794,977

Technology Hardware & Equipment 0.2%
Telefonaktiebolaget LM Ericsson, B Shares	226,792	2,480,373

Telecommunication Services 0.2%
Tele2 AB, B Shares	62,935	839,413
TeliaSonera AB	238,166	1,480,709

		2,320,122

		24,953,622

Switzerland 5.6%

Capital Goods 0.5%
ABB Ltd. - Reg’d *	149,699	3,280,269
Geberit AG - Reg’d	1,073	380,028
Schindler Holding AG	1,703	288,093
Schindler Holding AG - Reg’d	125	20,823
Wolseley plc	23,476	1,388,473

		5,357,686

Commercial & Professional Supplies 0.1%
Adecco S.A. - Reg’d *	13,546	1,103,954
SGS S.A. - Reg’d	226	437,897

		1,541,851

Consumer Durables & Apparel 0.2%
Cie Financiere Richemont S.A. - Reg’d	14,213	1,266,846
The Swatch Group AG - Bearer Shares	1,097	490,419
The Swatch Group AG - Reg’d	2,300	203,792

		1,961,057

Diversified Financials 0.2%
Credit Suisse Group AG - Reg’d *	56,338	1,491,101
UBS Group AG *	20,520	409,935

		1,901,036

Energy 0.2%
Transocean Ltd. (c)	64,102	1,148,312
Weatherford International plc *	52,936	770,219

		1,918,531

Food, Beverage & Tobacco 1.2%
Aryzta AG *	3,868	261,001
Chocoladefabriken Lindt & Sprungli AG	18	98,361
Chocoladefabriken Lindt & Sprungli AG - Reg’d	3	192,972
Coca-Cola HBC AG CDI *	15,747	332,210
Nestle S.A. - Reg’d	148,274	11,503,722

		12,388,266

Insurance 0.6%
Baloise Holding AG - Reg’d	2,312	300,875
Swiss Life Holding AG - Reg’d *	1,733	411,242
Swiss Re AG	19,940	1,768,825
Zurich Insurance Group AG *	11,509	3,552,289

		6,033,231

Materials 0.7%
Clariant AG - Reg’d *	19,430	426,579
Givaudan S.A. - Reg’d *	301	563,224
Glencore plc *	760,195	3,611,357
Holcim Ltd. - Reg’d *	18,412	1,479,045
Sika AG	84	288,317

28 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Syngenta AG - Reg’d	4,686	1,568,074

		7,936,596

Pharmaceuticals, Biotechnology & Life Sciences 1.6%
Lonza Group AG - Reg’d *	2,440	344,992
Novartis AG - Reg’d	98,498	10,053,899
Roche Holding AG	24,522	7,017,095
Roche Holding AG - Bearer Shares	990	277,143

		17,693,129

Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics N.V.	76,779	611,411

Technology Hardware & Equipment 0.1%
TE Connectivity Ltd.	19,114	1,272,037

Telecommunication Services 0.1%
Swisscom AG - Reg’d	1,452	863,223

Transportation 0.0%
Kuehne & Nagel International AG - Reg’d	3,366	504,847

		59,982,901

United Kingdom 16.7%

Automobiles & Components 0.1%
Delphi Automotive plc	7,837	650,471
GKN plc	78,869	423,021

		1,073,492

Banks 2.3%
Barclays plc	1,394,904	5,457,492
HSBC Holdings plc	1,403,919	14,024,445
Lloyds Banking Group plc	2,252,367	2,667,426
Royal Bank of Scotland Group plc *	155,458	805,432
Standard Chartered plc	143,343	2,346,840

		25,301,635

Capital Goods 0.7%
BAE Systems plc	300,753	2,329,995
Balfour Beatty plc	143,207	533,290
Bunzl plc	15,505	435,958
Carillion plc	50,319	251,059
Cobham plc	79,072	358,702
IMI plc	16,119	308,882
Meggitt plc	39,550	319,618
Rolls-Royce Holdings plc *	110,560	1,762,647
SIG plc	95,513	283,846
Smiths Group plc	24,333	425,984
The Weir Group plc	9,680	278,304
Travis Perkins plc	16,641	528,937

		7,817,222

Commercial & Professional Supplies 0.2%
Aggreko plc	12,157	306,662
Babcock International Group plc	18,062	278,623
Capita plc	21,928	383,810
G4S plc	144,586	648,542
Hays plc	120,952	284,280
Serco Group plc	100,516	205,345

		2,107,262

Consumer Durables & Apparel 0.1%
Barratt Developments plc	52,368	415,453
Burberry Group plc	15,185	404,817
Taylor Wimpey plc	126,000	319,937

		1,140,207

Consumer Services 0.3%
Carnival plc	11,235	511,161
Compass Group plc	93,174	1,647,103
InterContinental Hotels Group plc	9,682	414,056
Thomas Cook Group plc *	181,998	399,193
Whitbread plc	4,739	380,538
William Hill plc	47,009	259,730

		3,611,781

Diversified Financials 0.1%
ICAP plc	43,467	369,545
Man Group plc	355,689	1,048,752

		1,418,297

Energy 3.0%
Amec Foster Wheeler plc	33,499	469,025
BG Group plc	226,352	4,100,036
BP plc	3,506,754	25,292,094
Ensco plc, Class A	16,858	459,886
John Wood Group plc	35,707	376,225
Noble Corp., plc	34,586	598,684
Petrofac Ltd.	16,558	221,004
Subsea 7 S.A.	26,845	298,190
Tullow Oil plc	42,662	270,864

		32,086,008

Food & Staples Retailing 0.9%
Booker Group plc	114,495	253,474
J. Sainsbury plc	365,756	1,520,841
Tesco plc	1,639,772	5,527,125
WM Morrison Supermarkets plc	726,024	2,070,097

		9,371,537

Food, Beverage & Tobacco 1.5%
Associated British Foods plc	14,927	651,686
British American Tobacco plc	101,173	5,558,806
Diageo plc	90,436	2,510,717
Imperial Tobacco Group plc	57,522	2,808,828
SABMiller plc	28,872	1,528,278
Tate & Lyle plc	41,600	380,901
Unilever plc	64,931	2,846,214

		16,285,430

Health Care Equipment & Services 0.1%
Smith & Nephew plc	37,334	635,402

Household & Personal Products 0.2%
Reckitt Benckiser Group plc	24,370	2,169,036

Insurance 0.8%
Amlin plc	34,183	239,554
Aviva plc	307,897	2,477,172
Direct Line Insurance Group plc	127,970	624,755
Legal & General Group plc	169,234	672,718
Old Mutual plc	268,038	961,484
Prudential plc	62,805	1,563,689
RSA Insurance Group plc	109,668	717,421

See financial notes 29

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Standard Life plc	90,577	647,463
Willis Group Holdings plc	7,230	351,595

		8,255,851

Materials 1.5%
Anglo American plc	191,652	3,247,066
Antofagasta plc	37,205	445,317
BHP Billiton plc	195,556	4,700,474
Johnson Matthey plc	18,119	926,403
KAZ Minerals plc *	97,855	389,174
Mondi plc	27,796	562,818
Rexam plc	75,912	673,778
Rio Tinto plc	110,301	4,936,086
Vedanta Resources plc	24,270	233,106

		16,114,222

Media 0.5%
Informa plc	38,253	325,784
ITV plc	90,344	350,762
Liberty Global plc, Class A *	5,307	276,707
Liberty Global plc, Series C *	11,637	587,087
Pearson plc	54,562	1,102,636
Reed Elsevier plc	25,872	428,190
Sky plc	52,240	861,330
WPP plc	53,375	1,244,783

		5,177,279

Pharmaceuticals, Biotechnology & Life Sciences 1.5%
AstraZeneca plc	111,953	7,682,953
GlaxoSmithKline plc	382,909	8,843,921

		16,526,874

Real Estate 0.1%
Land Securities Group plc	26,918	515,117

Retailing 0.5%
Home Retail Group plc	282,582	722,092
Inchcape plc	45,937	584,321
Kingfisher plc	266,177	1,430,043
Marks & Spencer Group plc	171,370	1,451,247
Next plc	6,536	734,845

		4,922,548

Software & Services 0.0%
The Sage Group plc	62,770	466,708

Telecommunication Services 1.3%
BT Group plc	430,995	3,006,011
Cable & Wireless Communications plc	389,557	401,568
Inmarsat plc	23,402	360,357
Vodafone Group plc	2,941,943	10,365,071

		14,133,007

Transportation 0.1%
FirstGroup plc *	308,672	468,852
International Consolidated Airlines Group S.A. *	42,276	350,623

		819,475

Utilities 0.9%
Centrica plc	635,322	2,480,606
Drax Group plc	50,303	307,342
National Grid plc	246,514	3,316,437
Pennon Group plc	22,068	289,632
Severn Trent plc	16,778	546,356
SSE plc	100,358	2,377,853
United Utilities Group plc	46,660	694,123

		10,012,349

		179,960,739

Total Common Stock
(Cost $949,629,638)		1,065,172,105

Preferred Stock 0.5% of net assets

Germany 0.5%

Automobiles & Components 0.4%
Bayerische Motoren Werke AG	4,551	415,865
Volkswagen AG	13,679	3,521,599

		3,937,464

Household & Personal Products 0.1%
Henkel AG & Co. KGaA	7,144	829,828

Utilities 0.0%
RWE AG, Non Voting Shares	11,359	213,886

		4,981,178

Italy 0.0%

Banks 0.0%
Intesa Sanpaolo S.p.A. - RSP	87,221	265,472

United Kingdom 0.0%

Capital Goods 0.0%
Rolls-Royce Holdings plc, C Shares *(a)(b)	15,588,960	23,929

Total Preferred Stock
(Cost $3,911,285)		5,270,579

Rights 0.0% of net assets

Spain 0.0%

Banks 0.0%
Banco Popular Espanol S.A. *	151,488	2,891
Banco Santander S.A. *(a)	1,523,014	251,165

Total Rights
(Cost $246,220)		254,056

30 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Other Investment Company 1.9% of net assets

United States 1.9%

Securities Lending Collateral 1.9%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (d)	20,276,823	20,276,823

Total Other Investment Company
(Cost $20,276,823)		20,276,823

Security	Face Amount	Value
Rate, Maturity Date	Local Currency	($)

Short-Term Investments 0.4% of net assets

Time Deposits 0.4%
Brown Brothers Harriman
Australian Dolllar
1.21%, 05/01/15	3,754	2,971
Japanese Yen
0.01%, 05/01/15	1,987,831	16,649
Norwegian Krone
0.11%, 05/04/15	25,481	3,384
Pound Sterling
0.08%, 05/01/15	7,670	11,773
Swiss Franc
(1.00)%, 05/04/15	173,752	186,239
DNB
Euro
(0.19)%, 05/04/15	263,415	295,775
Swedish Krona
(0.36)%, 05/04/15	185,926	22,311
JPMorgan Chase Bank
US Dollar
0.03%, 05/01/15	3,721,942	3,721,942
Wells Fargo
Canadian Dollar
0.15%, 05/01/15	78,519	65,080

Total Short-Term Investments
(Cost $4,326,123)		4,326,124

End of Investments.

At 04/30/15, the tax basis cost of the fund’s investments was $995,227,432 unrealized appreciation and depreciation were $145,776,237 and ($45,703,982), respectively, with a net unrealized appreciation of $100,072,255.

At 04/30/15, the values of certain foreign securities held by the fund aggregating $986,598,141 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2(a) for additional information)

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $251,730 or 0.0% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $19,034,485.
(d)	The rate shown is the 7-day yield.

CVA —	Dutch Certificate
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt

In addition to the above the fund held the following at 04/30/15:

		Contract	Unrealized
	Number of	Value	Depreciation
	Contracts	($)	($)

Futures Contracts

MSCI EAFE, e-mini, Long, expires 06/19/15	35	3,314,850	(19,366)

See financial notes 31

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings as of April 30, 2015 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.csimfunds.com/schwabfunds_prospectus.

			Cost	Value
Holdings by Category			($)	($)

98.0%		Common Stock	347,261,417	390,257,429
0.5%		Preferred Stock	1,805,239	2,090,623
0.0%		Rights	181	2,134
3.3%		Other Investment Companies	12,986,712	13,208,938
0.4%		Short-Term Investments	1,356,495	1,356,495

102.2%		Total Investments	363,410,044	406,915,619
(2	.2)%	Other Assets and Liabilities, Net		(8,859,141)

100.0%		Net Assets		398,056,478

	Number	Value
Security	of Shares	($)

Common Stock 98.0% of net assets

Australia 5.4%

Banks 0.2%
Bank of Queensland Ltd.	36,984	379,786
Bendigo & Adelaide Bank Ltd.	60,488	575,788

		955,574

Capital Goods 0.2%
Bradken Ltd.	102,348	184,075
Cardno Ltd.	47,379	128,703
GWA Group Ltd.	93,557	184,042
Monadelphous Group Ltd.	30,636	238,757
Seven Group Holdings Ltd.	25,379	146,915

		882,492

Commercial & Professional Supplies 0.4%
ALS Ltd.	90,483	373,737
Cabcharge Australia Ltd.	30,128	107,340
Mineral Resources Ltd.	24,904	126,608
SAI Global Ltd.	32,881	102,290
Seek Ltd.	11,960	152,976
SKILLED Group Ltd.	166,777	169,764
Transfield Services Ltd. *	344,623	391,004
Transpacific Industries Group Ltd.	438,198	265,278

		1,688,997

Consumer Durables & Apparel 0.1%
Billabong International Ltd. *	399,611	195,508
G.U.D. Holdings Ltd.	30,701	191,842

		387,350

Consumer Services 0.3%
Ardent Leisure Group	72,248	113,115
Aristocrat Leisure Ltd.	28,782	188,128
Echo Entertainment Group Ltd.	134,471	480,136
Flight Centre Travel Group Ltd.	5,557	190,041
Navitas Ltd.	30,260	110,130

		1,081,550

Diversified Financials 0.3%
ASX Ltd.	16,084	534,254
Challenger Ltd.	45,028	250,030
IOOF Holdings Ltd.	25,661	203,591
Perpetual Ltd.	5,600	238,484

		1,226,359

Energy 0.2%
AWE Ltd. *	178,222	200,522
Beach Energy Ltd.	243,722	212,589
Whitehaven Coal Ltd. *(a)	152,699	199,022

		612,133

Food, Beverage & Tobacco 0.3%
Bega Cheese Ltd.	29,366	111,940
GrainCorp Ltd., Class A	51,349	400,289
Treasury Wine Estates Ltd.	133,733	586,521

		1,098,750

Health Care Equipment & Services 0.6%
Ansell Ltd.	19,716	405,759
Cochlear Ltd.	5,837	384,350
Primary Health Care Ltd.	109,945	430,323
Ramsay Health Care Ltd.	8,306	409,455
Sigma Pharmaceuticals Ltd.	833,485	571,451

		2,201,338

Insurance 0.1%
nib Holdings Ltd.	77,539	223,562

Materials 0.9%
Adelaide Brighton Ltd.	98,107	349,502
Atlas Iron Ltd. (b)	556,482	26,422
CSR Ltd.	174,366	501,135
DuluxGroup Ltd.	35,392	176,523
Fortescue Metals Group Ltd. (a)	246,055	415,664
Iluka Resources Ltd.	90,294	575,385
Mount Gibson Iron Ltd.	570,144	90,947
Nufarm Ltd.	72,059	412,996
OceanaGold Corp.	55,824	106,420
OZ Minerals Ltd.	179,706	661,566
PanAust Ltd.	110,107	150,470

		3,467,030

Media 0.2%
APN News & Media Ltd. *	248,390	184,594
Seven West Media Ltd.	216,797	216,012
Southern Cross Media Group Ltd.	186,280	157,060
Ten Network Holdings Ltd. *	713,919	115,512
Village Roadshow Ltd.	25,682	113,955

		787,133

Real Estate 0.6%
Charter Hall Retail REIT	35,266	119,804
Cromwell Property Group	133,324	116,294
Dexus Property Group	101,470	589,597

32 See financial notes

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Goodman Group	117,123	574,710
Investa Office Fund	58,790	172,204
Novion Property Group	219,895	427,687
The GPT Group	150,321	529,775

		2,530,071

Retailing 0.5%
Automotive Holdings Group Ltd.	79,170	266,339
Harvey Norman Holdings Ltd.	102,080	354,016
JB Hi-Fi Ltd. (a)	24,849	383,843
Myer Holdings Ltd. (a)	380,181	415,339
Pacific Brands Ltd. *	993,607	339,806
Premier Investments Ltd.	23,350	235,294
Super Retail Group Ltd.	20,575	160,165

		2,154,802

Software & Services 0.0%
IRESS Ltd.	14,019	114,970

Telecommunication Services 0.0%
iiNET Ltd.	18,422	144,089

Transportation 0.1%
Sydney Airport	118,242	502,299
Virgin Australia International Holdings (b)(c)	176,214	—

		502,299

Utilities 0.4%
APA Group	86,922	657,390
AusNet Services	286,759	333,447
DUET Group	289,497	578,401

		1,569,238

		21,627,737

Austria 0.7%

Capital Goods 0.2%
Wienerberger AG	34,420	560,210
Zumtobel Group AG	7,382	202,622

		762,832

Energy 0.0%
Schoeller-Bleckmann Oilfield Equipment AG	1,896	133,662

Insurance 0.1%
Vienna Insurance Group AG Wiener Versicherung Gruppe	8,012	318,836

Materials 0.1%
Lenzing AG	2,545	173,403
RHI AG	7,028	201,433

		374,836

Real Estate 0.1%
IMMOFINANZ AG *	95,418	287,041

Transportation 0.2%
Flughafen Wien AG	1,760	158,097
Oesterreichische Post AG	8,435	410,531

		568,628

Utilities 0.0%
Verbund AG	9,424	159,456

		2,605,291

Belgium 1.4%

Diversified Financials 0.2%
Ackermans & van Haaren N.V.	1,264	154,480
Gimv N.V.	6,329	295,276
Groupe Bruxelles Lambert S.A.	5,495	482,361

		932,117

Energy 0.1%
Euronav N.V. *	12,623	173,705

Health Care Equipment & Services 0.1%
Agfa-Gevaert N.V. *	177,685	446,511
Fagron	2,461	108,776

		555,287

Materials 0.2%
Nyrstar N.V. *	129,359	508,713
Tessenderlo Chemie N.V. *	12,955	426,402

		935,115

Media 0.2%
Telenet Group Holding N.V. *	9,515	571,807

Real Estate 0.1%
Befimmo S.A.	1,715	118,362
Cofinimmo S.A.	2,181	240,714

		359,076

Retailing 0.1%
S.A. D’Ieteren N.V.	14,449	564,841

Technology Hardware & Equipment 0.1%
Barco N.V.	3,514	237,540
EVS Broadcast Equipment S.A.	3,526	137,759

		375,299

Telecommunication Services 0.1%
Mobistar S.A. *	27,772	530,124

Transportation 0.1%
bpost S.A.	11,317	324,554

Utilities 0.1%
Elia System Operator S.A./N.V.	6,836	303,351

		5,625,276

Canada 8.0%

Automobiles & Components 0.1%
Linamar Corp.	5,632	334,512
Martinrea International, Inc.	20,210	201,849

		536,361

Banks 0.2%
Canadian Western Bank	6,762	175,817
Genworth MI Canada, Inc.	8,492	247,405
Home Capital Group, Inc.	4,671	184,362
Laurentian Bank of Canada	4,695	187,917

		795,501

Capital Goods 0.7%
Aecon Group, Inc.	23,241	252,540
ATS Automation Tooling Systems, Inc. *	10,161	112,095
Bird Construction, Inc.	13,653	129,570
CAE, Inc.	33,751	418,775

See financial notes 33

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
MacDonald, Dettwiler & Associates Ltd.	4,547	360,971
New Flyer Industries, Inc.	10,702	127,022
Richelieu Hardware Ltd.	3,227	168,505
Russel Metals, Inc.	21,591	493,918
Toromont Industries Ltd.	11,087	288,639
Wajax Corp.	8,247	174,510
WSP Global, Inc.	6,645	236,830

		2,763,375

Commercial & Professional Supplies 0.4%
Morneau Shepell, Inc.	10,227	150,968
Progressive Waste Solutions Ltd.	17,953	518,874
Ritchie Bros. Auctioneers, Inc.	8,898	225,160
Stantec, Inc.	8,908	240,623
Transcontinental, Inc., Class A	31,155	479,784

		1,615,409

Consumer Durables & Apparel 0.3%
Dorel Industries, Inc., Class B	13,178	387,749
Gildan Activewear, Inc.	15,419	488,705
lululemon athletica, Inc. *	4,867	309,736

		1,186,190

Consumer Services 0.0%
Great Canadian Gaming Corp. *	7,592	148,820

Diversified Financials 0.3%
AGF Management Ltd., Class B	45,947	294,000
CI Financial Corp.	19,082	560,835
Dundee Corp., Class A *	16,287	156,863

		1,011,698

Energy 1.8%
Advantage Oil & Gas Ltd. *	41,018	253,961
AltaGas Ltd.	12,379	420,671
Calfrac Well Services Ltd.	18,158	151,103
Enbridge Income Fund Holdings, Inc.	4,428	142,658
Enerflex Ltd.	23,431	314,226
Ensign Energy Services, Inc.	46,746	372,728
Freehold Royalties Ltd.	8,162	120,553
Gibson Energy, Inc.	23,936	551,927
Gran Tierra Energy, Inc. *	42,924	160,454
Keyera Corp.	15,413	542,553
Lightstream Resources Ltd. (a)	316,720	354,390
MEG Energy Corp. *	5,958	114,913
Mullen Group Ltd.	20,902	362,428
Newalta Corp.	11,555	157,355
NuVista Energy Ltd. *	16,654	123,404
Parkland Fuel Corp.	23,274	508,112
Pason Systems, Inc.	7,715	138,889
Peyto Exploration & Development Corp.	9,526	276,897
Precision Drilling Corp.	71,423	519,763
Savanna Energy Services Corp. (a)	43,216	71,639
ShawCor Ltd.	8,531	288,845
Trican Well Service Ltd.	69,576	294,105
Trilogy Energy Corp.	10,648	81,283
Trinidad Drilling Ltd.	48,731	204,779
Veresen, Inc.	28,955	435,345

		6,962,981

Food & Staples Retailing 0.1%
The Jean Coutu Group (PJC), Inc., Class A	13,803	268,624
The North West Co., Inc.	15,503	318,155

		586,779

Food, Beverage & Tobacco 0.2%
Cott Corp.	37,724	328,932
Maple Leaf Foods, Inc.	22,367	429,172
Rogers Sugar, Inc. (a)	38,510	145,230

		903,334

Insurance 0.1%
Industrial Alliance Insurance & Financial Services, Inc.	11,552	420,430

Materials 1.8%
Agnico-Eagle Mines Ltd.	21,767	658,873
Alamos Gold, Inc.	16,075	111,119
Canexus Corp.	40,423	67,009
Canfor Corp. *	9,776	193,737
Cascades, Inc.	53,765	311,939
CCL Industries, Inc., Class B	2,313	265,923
Centerra Gold, Inc.	55,912	289,176
Chemtrade Logistics Income Fund	11,556	205,451
Dominion Diamond Corp.	9,527	187,776
Eldorado Gold Corp.	70,812	352,739
Franco-Nevada Corp.	4,338	225,224
HudBay Minerals, Inc.	37,038	366,236
IAMGOLD Corp. *	243,281	544,433
Labrador Iron Ore Royalty Corp.	7,331	87,498
Lundin Mining Corp. *	77,182	383,831
Major Drilling Group International, Inc.	29,327	157,269
Methanex Corp.	9,854	593,037
Nevsun Resources Ltd.	30,493	120,304
New Gold, Inc. *	42,870	143,907
Pan American Silver Corp.	29,320	280,685
SEMAFO, Inc. *	45,112	138,720
Sherritt International Corp.	236,136	489,300
Silver Wheaton Corp.	15,761	310,909
Thompson Creek Metals Co., Inc. *	95,205	122,311
West Fraser Timber Co., Ltd.	10,424	536,363

		7,143,769

Media 0.4%
Aimia, Inc.	37,114	412,207
Cineplex, Inc.	10,682	427,634
Cogeco Cable, Inc.	3,631	207,989
Corus Entertainment, Inc., Class B	18,751	288,297
Entertainment One Ltd.	25,212	121,454

		1,457,581

Real Estate 0.5%
Boardwalk Real Estate Investment Trust	2,936	147,859
Calloway Real Estate Investment Trust	6,958	176,185
Canadian Real Estate Investment Trust	3,284	124,147

34 See financial notes

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Cominar Real Estate Investment Trust	7,985	126,542
Dream Office Real Estate Investment Trust	5,168	118,566
First Capital Realty, Inc.	9,485	157,232
FirstService Corp.	2,141	140,154
Granite Real Estate Investment Trust	5,498	190,673
H&R Real Estate Investment Trust	13,440	257,883
RioCan Real Estate Investment Trust	16,223	401,507

		1,840,748

Retailing 0.3%
Dollarama, Inc.	8,284	475,686
Hudson’s Bay Co.	12,993	283,983
Reitmans (Canada) Ltd., Class A	58,646	339,773
Sears Canada, Inc. *(a)	34,094	259,414

		1,358,856

Software & Services 0.2%
Constellation Software, Inc.	626	245,419
DH Corp.	9,491	332,598
Open Text Corp.	4,910	248,084

		826,101

Telecommunication Services 0.0%
Manitoba Telecom Services, Inc.	5,667	121,983

Transportation 0.2%
TransForce, Inc.	18,612	420,370
Westshore Terminals Investment Corp.	6,362	168,265

		588,635

Utilities 0.4%
Capital Power Corp.	22,832	470,265
Just Energy Group, Inc. (a)	53,066	285,013
Northland Power, Inc.	11,653	166,610
Superior Plus Corp.	41,439	476,385

		1,398,273

		31,666,824

Denmark 1.3%

Banks 0.2%
Jyske Bank A/S - Reg’d *	6,679	327,063
Sydbank A/S	10,397	390,284

		717,347

Capital Goods 0.1%
NKT Holding A/S	5,780	366,799
Rockwool International A/S, B Shares	1,620	214,638

		581,437

Consumer Durables & Apparel 0.1%
Pandora A/S	4,702	486,006

Food, Beverage & Tobacco 0.1%
Royal Unibrew A/S *	800	153,150
Schouw & Co.	3,332	170,876

		324,026

Health Care Equipment & Services 0.2%
Coloplast A/S, Class B	4,426	361,268
GN Store Nord A/S	14,609	315,401
William Demant Holding A/S *	2,183	179,582

		856,251

Insurance 0.1%
Topdanmark A/S *	5,870	176,055
Tryg A/S	2,463	267,468

		443,523

Materials 0.2%
Chr. Hansen Holding A/S	5,207	252,081
Novozymes A/S, B Shares	11,938	550,778

		802,859

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
H. Lundbeck A/S *	13,335	259,379

Software & Services 0.1%
SimCorp A/S	7,061	244,239

Transportation 0.1%
D/S Norden A/S *(a)	15,965	320,313
DFDS A/S	2,064	230,964

		551,277

		5,266,344

Finland 1.4%

Capital Goods 0.4%
Cargotec Oyj, B Shares	9,986	402,592
Cramo Oyj	10,893	202,412
Konecranes Oyj	11,675	378,527
Outotec Oyj (a)	47,767	333,745
Ramirent Oyj	19,353	148,732
Uponor Oyj	12,777	196,763

		1,662,771

Commercial & Professional Supplies 0.1%
Caverion Corp.	30,750	303,498

Consumer Durables & Apparel 0.2%
Amer Sports Oyj	20,871	522,318

Food, Beverage & Tobacco 0.0%
Raisio Oyj, V Shares	26,111	116,102

Materials 0.4%
Huhtamaki Oyj	19,775	632,162
Kemira Oyj	24,887	291,365
Metsa Board Oyj	45,344	267,916
Outokumpu Oyj *	55,467	334,668
Tikkurila Oyj	8,282	170,577

		1,696,688

Media 0.1%
Sanoma Oyj (a)	79,283	417,612

Real Estate 0.0%
Sponda Oyj	27,602	120,712

Retailing 0.1%
Stockmann Oyj Abp, B Shares *	24,612	196,627

Software & Services 0.1%
Tieto Oyj	20,277	486,250

		5,522,578

See financial notes 35

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

France 4.6%

Automobiles & Components 0.1%
Plastic Omnium S.A.	7,990	222,493

Banks 0.2%
Natixis S.A.	89,341	739,517

Capital Goods 0.3%
Areva S.A. *	12,977	112,927
Mersen	9,132	249,682
Saft Groupe S.A.	6,168	246,001
Zodiac Aerospace	17,278	634,504

		1,243,114

Commercial & Professional Supplies 0.5%
Bureau Veritas S.A.	21,315	501,916
Derichebourg S.A. *	69,512	216,988
Edenred	21,143	566,830
Societe BIC S.A.	3,769	645,595

		1,931,329

Consumer Durables & Apparel 0.1%
Beneteau S.A.	8,382	131,764
SEB S.A.	6,064	561,548

		693,312

Diversified Financials 0.1%
Eurazeo S.A.	5,359	383,595

Energy 0.1%
Bourbon S.A. (a)	11,506	226,738
Etablissements Maurel et Prom *	15,346	143,626

		370,364

Food, Beverage & Tobacco 0.1%
Remy Cointreau S.A.	3,231	243,084
Vilmorin & Cie S.A.	1,578	132,019

		375,103

Health Care Equipment & Services 0.1%
BioMerieux	2,368	255,463
Orpea	3,735	246,033

		501,496

Insurance 0.1%
Euler Hermes Group	2,598	284,424

Materials 0.2%
Eramet *	2,229	183,360
Imerys S.A.	7,070	538,117
Vicat S.A.	4,836	348,709

		1,070,186

Media 0.6%
Havas S.A.	41,656	347,994
IPSOS	7,468	220,302
JC Decaux S.A.	9,372	370,232
Metropole Television S.A.	22,996	479,946
Societe Television Francaise (a)	31,010	541,982
Technicolor S.A. - Reg’d *	60,685	411,720

		2,372,176

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Ipsen S.A.	4,847	278,354

Real Estate 0.8%
Fonciere Des Regions	5,518	522,381
Gecina S.A.	3,518	482,468
ICADE	5,516	479,758
Klepierre	22,019	1,068,046
Mercialys S.A.	8,601	213,722
Nexity S.A.	11,389	500,164

		3,266,539

Retailing 0.1%
Groupe Fnac *	4,089	246,279

Software & Services 0.4%
Alten S.A.	5,247	256,120
Altran Technologies S.A.	21,965	239,556
Dassault Systemes S.A.	6,606	509,034
Sopra Steria Group	1,541	136,101
UBISOFT Entertainment *	28,354	522,841

		1,663,652

Technology Hardware & Equipment 0.2%
Ingenico	2,600	326,229
Neopost S.A.	9,700	467,850

		794,079

Telecommunication Services 0.1%
Iliad S.A.	1,542	364,207

Transportation 0.4%
Aeroports de Paris	4,007	493,949
Bollore S.A.	61,743	352,864
Groupe Eurotunnel SE - Reg’d	35,059	562,085
Norbert Dentressangle S.A.	882	214,522

		1,623,420

		18,423,639

Germany 3.4%

Automobiles & Components 0.2%
ElringKlinger AG	4,906	135,059
Grammer AG	3,032	116,447
Leoni AG	8,881	568,745
SAF-Holland S.A.	8,112	122,816

		943,067

Banks 0.0%
Aareal Bank AG	3,579	153,939

Capital Goods 0.7%
Bauer AG *	7,929	138,002
BayWa AG	6,768	253,781
Deutz AG	33,891	164,039
DMG MORI SEIKI AG	9,749	342,063
Duerr AG	2,076	212,494
Heidelberger Druckmaschinen AG *	83,058	222,721
Indus Holding AG	6,008	314,275
KION Group AG	3,307	146,715
Krones AG	1,946	214,763
Norma Group SE	3,410	181,131
Pfeiffer Vacuum Technology AG	1,993	185,731
SGL Carbon SE *(a)	8,368	135,666
Vossloh AG	3,847	242,093

		2,753,474

Consumer Durables & Apparel 0.2%
Gerry Weber International AG	3,856	126,036
Hugo Boss AG	2,844	349,955

36 See financial notes

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Puma SE	753	153,600

		629,591

Diversified Financials 0.0%
Aurelius AG	3,437	164,803

Health Care Equipment & Services 0.3%
Celesio AG	18,148	538,532
Rhoen-Klinikum AG	16,186	448,112

		986,644

Insurance 0.1%
Talanx AG *	6,440	204,860

Materials 0.5%
Evonik Industries AG	13,637	524,021
FUCHS PETROLUB SE	4,323	161,292
Symrise AG	10,541	639,136
Wacker Chemie AG	4,129	512,113

		1,836,562

Media 0.1%
Axel Springer SE	7,111	396,710
Kabel Deutschland Holding AG *	1,426	191,108

		587,818

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Gerresheimer AG	5,116	289,549
STADA Arzneimittel AG	11,946	436,971

		726,520

Real Estate 0.1%
Deutsche Euroshop AG	3,392	168,851
GAGFAH S.A. (a)	11,151	238,405

		407,256

Retailing 0.1%
Fielmann AG	2,592	176,065
Takkt AG	8,353	152,181

		328,246

Semiconductors & Semiconductor Equipment 0.1%
Aixtron SE *(a)	20,675	136,914
Kontron AG *	21,438	120,995
SMA Solar Technology AG *(a)	7,352	109,143

		367,052

Software & Services 0.3%
Bechtle AG	3,330	243,879
Software AG	16,497	476,248
United Internet AG - Reg’d	6,566	293,560
Wirecard AG	2,992	131,406

		1,145,093

Technology Hardware & Equipment 0.1%
Jenoptik AG	10,938	131,873
Wincor Nixdorf AG	9,173	347,204

		479,077

Telecommunication Services 0.2%
Drillisch AG	3,362	154,616
Telefonica Deutschland Holding AG *	106,249	658,490

		813,106

Transportation 0.2%
Fraport AG Frankfurt Airport Services Worldwide	6,718	424,908
Hamburger Hafen und Logistik AG	6,445	142,150
Sixt SE	8,317	398,259

		965,317

		13,492,425

Greece 0.0%

Banks 0.0%
TT Hellenic Postbank S.A. *(b)(c)	24,275	—

Hong Kong 2.8%

Automobiles & Components 0.0%
Xinyi Glass Holdings Ltd.	274,000	182,590

Banks 0.1%
The Bank of East Asia Ltd.	115,800	502,400

Capital Goods 0.1%
Johnson Electric Holdings Ltd.	53,500	198,755

Consumer Durables & Apparel 0.1%
Techtronic Industries Co., Ltd.	135,500	479,521

Consumer Services 0.3%
Cafe De Coral Holdings Ltd.	48,000	179,977
Galaxy Entertainment Group Ltd.	59,000	283,547
MGM China Holdings Ltd.	54,800	103,444
SJM Holdings Ltd.	317,000	401,909
Wynn Macau Ltd.	131,600	266,379

		1,235,256

Diversified Financials 0.1%
First Pacific Co., Ltd.	488,000	473,484

Food & Staples Retailing 0.1%
Dairy Farm International Holdings Ltd.	30,800	290,752

Media 0.1%
Television Broadcasts Ltd.	40,200	261,895

Real Estate 1.0%
Great Eagle Holdings Ltd.	40,000	147,593
Hang Lung Group Ltd.	80,000	423,553
Hang Lung Properties Ltd.	161,000	544,271
Henderson Land Development Co., Ltd.	51,040	409,193
Hongkong Land Holdings Ltd.	89,600	725,760
Hysan Development Co., Ltd.	30,000	138,620
Sino Land Co., Ltd.	298,000	524,289
Swire Properties Ltd.	71,600	245,985
Wheelock & Co., Ltd.	124,000	698,235

		3,857,499

Retailing 0.2%
Chow Sang Sang Holdings International Ltd.	104,000	239,489
Giordano International Ltd.	354,000	177,216
Luk Fook Holdings International Ltd.	76,000	237,634

		654,339

Technology Hardware & Equipment 0.1%
VTech Holdings Ltd.	34,500	479,762

See financial notes 37

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 0.0%
Hutchison Telecommunications Hong Kong Holdings Ltd.	406,000	187,792

Transportation 0.6%
Cathay Pacific Airways Ltd.	265,000	682,388
MTR Corp., Ltd.	138,500	680,688
Orient Overseas International Ltd.	94,500	579,992
Pacific Basin Shipping Ltd.	802,000	296,998

		2,240,066

		11,044,111

Ireland 1.0%

Capital Goods 0.4%
DCC plc	9,822	624,812
Fly Leasing Ltd. ADR	10,858	160,373
Grafton Group plc	45,391	572,819
Kingspan Group plc	18,740	371,804

		1,729,808

Consumer Services 0.1%
Paddy Power plc	3,483	311,384

Food & Staples Retailing 0.0%
Fyffes plc	92,789	125,141

Food, Beverage & Tobacco 0.1%
C&C Group plc	55,170	223,553
Glanbia plc	14,624	271,027

		494,580

Health Care Equipment & Services 0.1%
UDG Healthcare plc	56,516	461,955

Materials 0.1%
James Hardie Industries plc CDI	25,843	296,823

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
ICON plc *	4,126	265,467

Transportation 0.1%
Aer Lingus Group plc	54,161	141,090
Irish Continental Group plc	33,742	151,549

		292,639

		3,977,797

Israel 1.1%

Banks 0.2%
Bank Hapoalim B.M.	80,124	400,777
Israel Discount Bank Ltd., Class A *	148,324	260,563
Mizrahi Tefahot Bank Ltd. *	16,409	183,534

		844,874

Capital Goods 0.1%
Discount Investment Corp., Ltd. - Reg’d	64,902	115,767
Elbit Systems Ltd.	3,862	305,611

		421,378

Energy 0.2%
Delek Group Ltd.	961	268,100
Oil Refineries Ltd. *	721,390	257,763
Paz Oil Co., Ltd.	2,085	318,510

		844,373

Food & Staples Retailing 0.1%
Shufersal Ltd. *	56,054	128,393

Materials 0.1%
The Israel Corp., Ltd.	1,203	443,122

Software & Services 0.3%
Check Point Software Technologies Ltd. *	8,696	725,942
NICE-Systems Ltd.	4,814	289,373

		1,015,315

Telecommunication Services 0.1%
B Communications Ltd. *	6,024	99,129
Cellcom Israel Ltd. *	53,683	247,284
Partner Communications Co., Ltd. *	62,149	156,439

		502,852

		4,200,307

Italy 2.4%

Automobiles & Components 0.0%
Piaggio & C. S.p.A.	60,455	183,365

Banks 0.5%
Banca Carige S.p.A. *(a)	3,219,304	262,521
Banca Popolare Di Milano Scarl *	721,354	743,303
Banca Popolare Di Sondrio Scarl	96,810	439,376
Credito Valtellinese Scarl *	271,789	339,178

		1,784,378

Capital Goods 0.1%
Astaldi S.p.A.	16,153	140,426
C.I.R. S.p.A. - Compagnie Industriali Riunite *	225,039	269,105
Danieli & Co., Officine Meccaniche S.p.A.	2,106	51,243

		460,774

Consumer Durables & Apparel 0.2%
De’Longhi S.p.A.	6,675	150,550
Geox S.p.A. *(a)	36,163	132,142
Prada S.p.A. (a)	34,700	188,391
Safilo Group S.p.A. *	11,337	164,918
Tod’s S.p.A.	1,767	162,122

		798,123

Consumer Services 0.2%
Autogrill S.p.A. *	26,051	249,159
International Game Technology plc *	26,454	538,603

		787,762

Energy 0.2%
ERG S.p.A.	30,321	436,809
Saras S.p.A. *	247,667	480,215

		917,024

Food & Staples Retailing 0.0%
MARR S.p.A.	7,528	151,214

Food, Beverage & Tobacco 0.1%
Davide Campari-Milano S.p.A.	30,539	236,182

38 See financial notes

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Parmalat S.p.A.	110,048	304,774

		540,956

Health Care Equipment & Services 0.1%
Sorin S.p.A. *	61,101	193,472

Insurance 0.1%
Mediolanum S.p.A.	22,777	191,184
Societa Cattolica di Assicurazioni S.c.r.l.	16,316	139,392
Unipol Gruppo Finanziario S.p.A.	30,231	158,597

		489,173

Materials 0.1%
Buzzi Unicem S.p.A.	30,920	497,661

Media 0.0%
RCS MediaGroup S.p.A. *(a)	121,255	166,754

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Recordati S.p.A.	11,014	219,463

Real Estate 0.0%
Beni Stabili S.p.A	168,045	138,565

Retailing 0.1%
World Duty Free S.p.A. *	18,883	210,797

Technology Hardware & Equipment 0.0%
Esprinet S.p.A.	15,599	149,928

Transportation 0.2%
Alitalia S.p.A. *(b)(c)	14,782	—
Ansaldo STS S.p.A.	17,376	184,722
ASTM S.p.A.	15,466	219,886
Societa Iniziative Autostradali e Servizi S.p.A.	21,919	253,150

		657,758

Utilities 0.4%
ACEA S.p.A.	14,119	190,098
Enel Green Power S.p.A.	203,528	395,218
Hera S.p.A.	183,424	483,842
Iren S.p.A.	230,199	337,944

		1,407,102

		9,754,269

Japan 38.4%

Automobiles & Components 3.2%
Aisan Industry Co., Ltd.	14,100	132,728
Akebono Brake Industry Co., Ltd.	37,800	132,292
Calsonic Kansei Corp.	90,000	656,070
Exedy Corp.	12,800	314,362
F.C.C. Co., Ltd.	16,900	274,193
Futaba Industrial Co., Ltd.	54,800	275,364
G-Tekt Corp.	12,700	122,161
Keihin Corp.	24,600	402,938
Koito Manufacturing Co., Ltd.	20,800	727,840
KYB Co., Ltd.	81,000	307,548
Mitsuba Corp.	8,300	174,938
Mitsubishi Motors Corp.	48,700	448,097
Musashi Seimitsu Industry Co., Ltd.	9,200	194,731
NGK Spark Plug Co., Ltd.	21,800	610,472
Nifco, Inc.	9,000	318,746
Nippon Seiki Co., Ltd.	14,000	281,480
Nissan Shatai Co., Ltd.	36,200	465,989
Nissin Kogyo Co., Ltd.	16,900	278,551
NOK Corp.	23,900	751,065
Pacific Industrial Co., Ltd.	16,900	139,734
Press Kogyo Co., Ltd.	57,000	252,659
Riken Corp.	33,000	128,321
Sanden Holdings Corp.	33,000	153,798
Showa Corp.	25,300	267,289
Sumitomo Riko Co., Ltd.	25,700	222,312
Tachi-S Co., Ltd.	20,000	307,699
Takata Corp. (a)	21,900	270,761
The Yokohama Rubber Co., Ltd.	59,000	634,874
Tokai Rika Co., Ltd.	20,400	498,426
Topre Corp.	8,700	140,381
Toyo Tire & Rubber Co., Ltd.	15,300	293,074
Toyoda Gosei Co., Ltd.	28,800	666,333
Toyota Boshoku Corp.	44,600	662,176
TS Tech Co., Ltd.	16,000	476,469
Unipres Corp.	22,400	462,458
Yorozu Corp.	8,700	177,720

		12,624,049

Banks 2.3%
Aozora Bank Ltd.	148,000	553,585
Fukuoka Financial Group, Inc.	123,000	706,665
Hokuhoku Financial Group, Inc.	217,000	518,941
North Pacific Bank Ltd.	52,500	207,327
Senshu Ikeda Holdings, Inc.	25,900	114,951
Seven Bank Ltd.	58,300	314,113
Shinsei Bank Ltd.	179,000	366,290
Suruga Bank Ltd.	13,200	290,973
The 77 Bank Ltd.	34,000	196,220
The Awa Bank Ltd.	26,000	154,342
The Bank of Kyoto Ltd.	28,000	305,242
The Chiba Bank Ltd.	72,000	591,726
The Chugoku Bank Ltd.	20,200	324,536
The Daishi Bank Ltd.	39,000	147,080
The Gunma Bank Ltd.	48,000	339,901
The Hachijuni Bank Ltd.	45,000	350,807
The Higo Bank Ltd.	26,000	167,109
The Hiroshima Bank Ltd.	45,000	262,837
The Hyakugo Bank Ltd.	31,000	152,394
The Iyo Bank Ltd.	23,400	291,493
The Joyo Bank Ltd.	53,000	289,907
The Juroku Bank Ltd.	44,000	175,170
The Kagoshima Bank Ltd.	21,000	151,158
The Keiyo Bank Ltd.	35,000	207,178
The Musashino Bank Ltd.	4,500	162,924
The Nishi-Nippon City Bank Ltd.	91,000	289,966
The Ogaki Kyoritsu Bank Ltd.	56,000	188,749
The San-in Godo Bank Ltd.	25,000	239,245
The Shiga Bank Ltd.	22,000	115,738
The Shizuoka Bank Ltd.	50,000	550,458
TOMONY Holdings, Inc.	27,100	128,650
Yamaguchi Financial Group, Inc.	31,000	388,579

		9,244,254

Capital Goods 6.7%
Aica Kogyo Co., Ltd.	9,900	227,367
Amada Holdings Co., Ltd.	52,700	531,809
Asahi Diamond Industrial Co., Ltd.	10,400	127,854
Central Glass Co., Ltd.	90,000	413,522
Chiyoda Corp.	34,000	308,545

See financial notes 39

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Chudenko Corp.	7,000	133,274
CKD Corp.	14,100	129,210
COMSYS Holdings Corp.	38,700	539,159
Daifuku Co., Ltd.	19,200	255,784
Daihen Corp.	31,000	151,328
DMG Mori Seiki Co., Ltd.	17,700	288,670
Ebara Corp.	120,000	533,465
Fuji Electric Co., Ltd.	115,000	542,328
Fuji Machine Manufacturing Co., Ltd.	20,938	258,369
Fujikura Ltd.	148,000	704,902
Fujitec Co., Ltd.	11,900	129,392
Furukawa Co., Ltd.	63,000	109,317
Futaba Corp.	9,700	161,574
Glory Ltd.	13,300	368,108
GS Yuasa Corp.	78,000	366,699
Hazama Ando Corp.	18,500	104,969
Hitachi Construction Machinery Co., Ltd.	31,100	552,137
Hitachi Koki Co., Ltd.	16,500	135,701
Hitachi Zosen Corp.	66,700	367,711
Hoshizaki Electric Co., Ltd.	7,100	417,707
Inaba Denki Sangyo Co., Ltd.	10,300	372,417
Inabata & Co., Ltd.	35,200	370,299
Iseki & Co., Ltd.	70,000	144,761
Iwatani Corp.	72,000	486,970
Kandenko Co., Ltd.	67,000	425,073
Kanematsu Corp.	255,000	400,675
Keihan Electric Railway Co., Ltd.	77,000	446,589
Kitz Corp.	38,400	194,746
Komori Corp.	15,100	188,041
Kuroda Electric Co., Ltd.	18,100	325,381
Kyowa Exeo Corp.	41,700	486,492
Kyudenko Corp.	21,000	279,236
Mabuchi Motor Co., Ltd.	5,600	335,316
Maeda Corp.	31,000	225,521
Maeda Road Construction Co., Ltd.	23,000	379,054
Makino Milling Machine Co., Ltd.	20,000	182,673
Meidensha Corp.	48,000	159,160
Minebea Co., Ltd.	37,000	567,326
Mirait Holdings Corp.	32,000	361,622
MISUMI Group, Inc.	12,400	465,349
Miura Co., Ltd.	18,000	202,069
Nabtesco Corp.	17,300	475,820
Nachi-Fujikoshi Corp.	28,000	163,720
Namura Shipbuilding Co., Ltd.	12,800	117,104
NGK Insulators Ltd.	29,000	651,448
Nichias Corp.	39,000	235,332
Nichiha Corp.	11,900	132,012
Nippo Corp.	18,000	301,033
Nippon Densetsu Kogyo Co., Ltd.	13,300	223,338
Nippon Steel & Sumikin Bussan Corp.	81,000	275,921
Nishimatsu Construction Co., Ltd.	82,000	302,005
Nishio Rent All Co., Ltd.	3,300	93,952
Nisshinbo Holdings, Inc.	49,000	507,541
Nitta Corp.	5,500	150,717
Nitto Boseki Co., Ltd.	31,000	118,142
Nitto Kogyo Corp.	5,900	106,804
Noritz Corp.	13,500	231,116
NTN Corp.	129,000	704,150
Oiles Corp.	7,280	138,749
OKUMA Corp.	24,000	260,034
Okumura Corp.	46,000	220,345
OSG Corp.	12,300	255,740
Penta-Ocean Construction Co., Ltd.	82,300	308,486
Ryobi Ltd.	69,000	225,297
Sanki Engineering Co., Ltd.	25,400	202,856
Sankyo Tateyama, Inc.	12,200	228,022
Sanwa Holdings Corp.	40,000	301,895
Shinmaywa Industries Ltd.	25,000	259,896
SHO-BOND Holdings Co., Ltd.	2,800	123,440
Sintokogio Ltd.	19,400	162,499
Tadano Ltd.	11,000	159,566
Taikisha Ltd.	8,300	222,809
Takara Standard Co., Ltd.	27,000	219,662
Takasago Thermal Engineering Co., Ltd.	18,200	236,051
The Japan Steel Works Ltd.	115,000	530,714
The Nippon Road Co., Ltd.	27,000	145,679
THK Co., Ltd.	18,400	462,226
Toa Corp.	83,000	145,320
Toda Corp.	71,000	292,630
Toshiba Machine Co., Ltd.	34,000	150,981
Toshiba Plant Systems & Services Corp.	8,400	116,793
Totetsu Kogyo Co., Ltd.	6,000	135,306
Toyo Engineering Corp.	48,000	134,280
Trusco Nakayama Corp.	9,700	326,633
Tsubakimoto Chain Co.	26,000	212,855
Ushio, Inc.	31,400	411,765
Yamazen Corp.	28,000	249,101
Yuasa Trading Co., Ltd.	8,600	189,397

		26,676,853

Commercial & Professional Supplies 0.9%
Aeon Delight Co., Ltd.	6,400	169,488
Daiseki Co., Ltd.	6,500	115,674
Duskin Co., Ltd.	24,500	419,978
Kokuyo Co., Ltd.	45,100	411,971
Meitec Corp.	5,400	173,896
Moshi Moshi Hotline, Inc.	16,200	175,012
Nissha Printing Co., Ltd.	10,600	205,256
Nomura Co., Ltd.	15,100	161,478
Okamura Corp.	24,600	191,756
Park24 Co., Ltd.	14,100	281,612
Sato Holdings Corp.	5,500	127,019
Sohgo Security Services Co., Ltd.	17,400	567,198
Temp Holdings Co., Ltd.	8,800	278,723
Toppan Forms Co., Ltd.	24,900	298,455

		3,577,516

Consumer Durables & Apparel 1.9%
Alpine Electronics, Inc.	16,300	331,237
Asics Corp.	17,800	456,753
Casio Computer Co., Ltd.	34,700	701,576
Fujitsu General Ltd.	14,000	201,641
Funai Electric Co., Ltd. *	25,600	302,428
Gunze Ltd.	93,000	250,052
Haseko Corp.	41,600	410,770
Heiwa Corp.	6,400	133,437
Kurabo Industries Ltd.	97,000	169,981
Misawa Homes Co., Ltd.	12,100	106,893

40 See financial notes

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Mizuno Corp.	50,000	260,154
Onward Holdings Co., Ltd.	63,000	423,699
PanaHome Corp.	37,000	269,719
Pioneer Corp. *	156,600	300,206
Rinnai Corp.	6,000	455,238
Sangetsu Co., Ltd.	25,100	386,168
Sankyo Co., Ltd.	14,500	549,210
Seiren Co., Ltd.	15,600	136,016
Tamron Co., Ltd.	6,700	158,291
Token Corp.	4,150	210,087
Tomy Co., Ltd.	36,200	220,039
TSI Holdings Co., Ltd.	35,800	243,704
Wacoal Holdings Corp.	32,000	355,633
Yamaha Corp.	40,200	730,521

		7,763,453

Consumer Services 0.9%
Accordia Golf Co., Ltd.	25,800	262,402
Doutor Nichires Holdings Co., Ltd.	12,600	237,990
Dynam Japan Holdings Co., Ltd.	89,800	190,375
H.I.S. Co., Ltd.	10,500	349,992
McDonald’s Holdings Co., Ltd. (a)	20,233	439,273
MOS Food Services, Inc.	6,900	141,927
Plenus Co., Ltd.	7,500	146,473
Resorttrust, Inc.	7,400	193,318
Round One Corp.	34,000	180,153
Royal Holdings Co., Ltd.	10,000	184,444
Saint Marc Holdings Co., Ltd.	4,200	141,267
Saizeriya Co., Ltd.	14,700	299,446
Tokyo Dome Corp.	33,000	140,696
Yoshinoya Holdings Co., Ltd.	21,900	249,936
Zensho Holdings Co., Ltd. *(a)	27,000	252,713

		3,410,405

Diversified Financials 0.7%
Acom Co., Ltd. *	56,700	188,264
AEON Financial Service Co., Ltd.	12,300	313,558
Aiful Corp. *	32,500	112,061
Century Tokyo Leasing Corp.	6,700	211,551
Daiwa Securities Group, Inc.	72,000	597,299
Fuyo General Lease Co., Ltd.	3,000	122,713
Hitachi Capital Corp.	7,400	167,648
Jaccs Co., Ltd.	35,000	183,745
Mitsubishi UFJ Lease & Finance Co., Ltd.	51,900	278,406
Orient Corp. *	150,500	242,611
SBI Holdings, Inc.	19,900	263,985

		2,681,841

Energy 0.3%
Japan Petroleum Exploration Co., Ltd.	10,700	411,900
San-Ai Oil Co., Ltd.	91,000	604,426
Shinko Plantech Co., Ltd.	19,500	147,551

		1,163,877

Food & Staples Retailing 1.7%
Ain Pharmaciez, Inc.	6,300	222,268
Arcs Co., Ltd.	20,000	418,450
Cawachi Ltd.	16,700	268,100
Cocokara fine, Inc.	12,400	378,278
Cosmos Pharmaceutical Corp.	1,200	161,560
FamilyMart Co., Ltd.	13,100	564,125
Heiwado Co., Ltd.	16,900	405,843
Kato Sangyo Co., Ltd.	20,600	436,026
Matsumotokiyoshi Holdings Co., Ltd.	17,800	648,116
Ministop Co., Ltd.	8,600	127,514
Mitsubishi Shokuhin Co., Ltd.	11,200	236,625
San-A Co., Ltd.	6,200	259,265
Sugi Holdings Co., Ltd.	8,500	414,150
Sundrug Co., Ltd.	8,500	426,553
Tsuruha Holdings, Inc.	8,500	616,494
Valor Co., Ltd.	25,400	541,391
Welcia Holdings Co., Ltd.	6,100	266,736
Yaoko Co., Ltd.	6,300	223,059
Yokohama Reito Co., Ltd.	29,700	210,284

		6,824,837

Food, Beverage & Tobacco 2.3%
Calbee, Inc.	8,100	329,788
Coca-Cola East Japan Co., Ltd.	13,900	259,750
Dydo Drinco, Inc.	5,000	206,852
Ezaki Glico Co., Ltd.	13,100	545,560
Fuji Oil Co., Ltd.	25,000	363,500
Hokuto Corp.	7,700	138,288
House Foods Group, Inc.	19,700	402,297
Ito En Ltd.	20,500	425,960
Itoham Foods, Inc.	80,000	432,158
J-Oil Mills, Inc.	58,000	196,103
Kagome Co., Ltd. (a)	21,400	335,610
Kikkoman Corp.	27,000	770,009
Megmilk Snow Brand Co., Ltd.	37,900	454,467
Mitsui Sugar Co., Ltd.	32,000	115,317
Morinaga & Co., Ltd.	83,000	278,261
Morinaga Milk Industry Co., Ltd.	160,000	592,891
Nichirei Corp.	120,000	633,414
Nippon Flour Mills Co., Ltd.	72,000	355,265
Nippon Suisan Kaisha Ltd.	101,300	307,535
Prima Meat Packers Ltd.	69,000	196,463
Sapporo Holdings Ltd.	108,000	423,926
Takara Holdings, Inc.	43,000	320,392
The Nisshin Oillio Group Ltd.	85,000	312,593
Warabeya Nichiyo Co., Ltd.	10,900	244,081
Yakult Honsha Co., Ltd.	8,800	553,429

		9,193,909

Health Care Equipment & Services 0.8%
Hogy Medical Co., Ltd.	2,300	110,735
Miraca Holdings, Inc.	11,300	568,497
Nichii Gakkan Co.	24,600	228,412
Nihon Kohden Corp.	10,800	283,786
Nikkiso Co., Ltd.	11,700	109,447
Nipro Corp.	33,500	321,478
Paramount Bed Holdings Co., Ltd.	4,300	116,509
Ship Healthcare Holdings, Inc.	7,400	180,857
Sysmex Corp.	10,300	569,917
Toho Holdings Co., Ltd.	33,100	576,405

		3,066,043

Household & Personal Products 0.5%
Earth Chemical Co., Ltd.	5,000	183,845
Fancl Corp.	15,700	204,133
Kobayashi Pharmaceutical Co., Ltd.	5,000	350,344

See financial notes 41

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Kose Corp.	5,600	365,192
Lion Corp.	63,000	386,133
Mandom Corp.	5,300	204,283
Pigeon Corp.	9,000	238,342
Pola Orbis Holdings, Inc.	5,100	264,620

		2,196,892

Insurance 0.1%
Sony Financial Holdings, Inc.	22,499	403,914

Materials 4.2%
ADEKA Corp.	29,600	417,501
Aichi Steel Corp.	60,000	288,441
Asahi Holdings, Inc.	15,000	282,261
Chugoku Marine Paints Ltd.	20,000	173,292
Daido Steel Co., Ltd.	97,000	463,813
Daio Paper Corp.	32,000	339,494
Dowa Holdings Co., Ltd.	62,000	556,392
FP Corp.	6,200	222,438
Fuji Seal International, Inc.	6,300	189,007
Fujimori Kogyo Co., Ltd.	3,800	119,537
Hitachi Metals Ltd.	30,990	484,660
Hokuetsu Kishu Paper Co., Ltd.	63,800	347,046
Ishihara Sangyo Kaisha Ltd. *	156,000	154,809
Kansai Paint Co., Ltd.	24,000	427,811
Konishi Co., Ltd.	7,100	124,479
Kureha Corp.	51,000	233,408
Kyoei Steel Ltd.	10,000	163,801
Lintec Corp.	16,900	414,551
Maruichi Steel Tube Ltd.	13,600	343,503
Mitsubishi Gas Chemical Co., Inc.	109,000	609,068
Mitsubishi Steel Manufacturing Co., Ltd.	72,000	163,123
Nihon Parkerizing Co., Ltd.	16,400	186,449
Nippon Denko Co., Ltd.	74,200	181,817
Nippon Kayaku Co., Ltd.	34,000	411,008
Nippon Light Metal Holdings Co., Ltd.	289,100	447,859
Nippon Paint Holdings Co., Ltd.	13,000	435,470
Nippon Shokubai Co., Ltd.	38,000	524,653
Nippon Soda Co., Ltd.	39,000	243,653
Nissan Chemical Industries Ltd.	25,000	495,447
Nisshin Steel Co., Ltd.	29,500	393,172
Nittetsu Mining Co., Ltd.	38,000	150,874
NOF Corp.	44,000	338,511
Pacific Metals Co., Ltd. *	58,000	176,401
Rengo Co., Ltd.	118,000	515,910
Sakata INX Corp.	13,400	127,210
Sanyo Chemical Industries Ltd.	24,000	187,020
Sanyo Special Steel Co., Ltd.	54,000	261,321
Sumitomo Bakelite Co., Ltd.	83,000	378,393
Sumitomo Osaka Cement Co., Ltd.	129,000	420,147
The Nippon Synthetic Chemical Industry Co., Ltd.	17,000	118,975
Toagosei Co., Ltd.	96,000	426,033
Toho Zinc Co., Ltd.	47,000	180,917
Tokai Carbon Co., Ltd.	102,000	298,963
Tokuyama Corp.	211,000	469,434
Tokyo Ohka Kogyo Co., Ltd.	8,000	249,001
Tokyo Steel Manufacturing Co., Ltd.	57,700	398,333
Topy Industries Ltd.	122,000	292,407
Toyo Ink SC Holdings Co., Ltd.	69,000	328,552
Toyo Kohan Co., Ltd.	23,000	109,259
Toyobo Co., Ltd.	345,000	525,944
UACJ Corp.	64,300	185,904
Yamato Kogyo Co., Ltd.	10,900	256,454
Yodogawa Steel Works Ltd.	58,000	234,856
Zeon Corp.	42,000	376,991

		16,845,773

Media 0.7%
Asatsu-DK, Inc.	16,400	450,930
Avex Group Holdings, Inc.	11,800	182,118
CyberAgent, Inc.	4,500	216,543
Daiichikosho Co., Ltd.	11,400	367,670
SKY Perfect JSAT Holdings, Inc.	51,600	323,204
Toei Co., Ltd.	21,000	154,778
Toho Co., Ltd.	17,600	437,462
Tokyo Broadcasting System Holdings, Inc.	13,100	171,704
TV Asahi Holdings Corp.	9,500	175,296
Zenrin Co., Ltd.	12,000	147,252

		2,626,957

Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Hisamitsu Pharmaceutical Co., Inc.	11,700	504,199
Kaken Pharmaceutical Co., Ltd.	9,000	321,623
Kissei Pharmaceutical Co., Ltd.	6,000	178,086
KYORIN Holdings, Inc.	11,000	253,020
Mochida Pharmaceutical Co., Ltd.	3,800	259,745
Nichi-iko Pharmaceutical Co., Ltd.	7,200	151,565
Nippon Shinyaku Co., Ltd.	5,000	167,168
Rohto Pharmaceutical Co., Ltd.	19,300	275,546
Santen Pharmaceutical Co., Ltd.	47,500	628,762
Sawai Pharmaceutical Co., Ltd.	3,800	216,317
Sumitomo Dainippon Pharma Co., Ltd.	32,300	364,956
Tsumura & Co.	14,500	339,782

		3,660,769

Real Estate 1.4%
Advance Residence Investment Corp.	101	238,287
Aeon Mall Co., Ltd.	15,230	284,099
Frontier Real Estate Investment Corp.	28	136,918
Japan Excellent, Inc.	134	177,616
Japan Prime Realty Investment Corp.	66	236,802
Japan Real Estate Investment Corp.	92	434,428
Japan Retail Fund Investment Corp.	208	442,804
Kenedix Office Investment Corp.	34	183,969
Leopalace21 Corp. *	55,800	321,824
MID REIT, Inc.	53	156,695
Mori Trust Sogo REIT, Inc.	79	155,630
Nippon Accommodations Fund, Inc.	37	143,557
Nippon Building Fund, Inc.	116	577,202
Nomura Real Estate Holdings, Inc.	28,500	579,320

42 See financial notes

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Nomura Real Estate Office Fund, Inc.	60	275,795
NTT Urban Development Corp.	15,000	156,167
Orix JREIT, Inc.	172	254,243
Relo Holdings, Inc.	1,900	155,992
Tokyo Tatemono Co., Ltd.	40,000	290,026
Top REIT, Inc.	26	112,156
United Urban Investment Corp.	165	261,900

		5,575,430

Retailing 2.4%
ABC-Mart, Inc.	3,100	176,387
Adastria Holdings Co., Ltd.	8,990	272,728
Alpen Co., Ltd.	10,200	166,664
AOKI Holdings, Inc.	13,100	181,581
Aoyama Trading Co., Ltd.	19,100	660,634
Arcland Sakamoto Co., Ltd.	6,700	161,611
ASKUL Corp.	6,800	159,217
Autobacs Seven Co., Ltd.	38,500	599,657
Bic Camera, Inc. (a)	23,500	234,354
Canon Marketing Japan, Inc.	24,800	465,860
Chiyoda Co., Ltd.	11,000	235,124
DCM Holdings Co., Ltd.	80,200	668,835
Don Quijote Holdings Co., Ltd.	8,400	640,873
Doshisha Co., Ltd.	9,600	144,014
Geo Holdings Corp.	40,000	434,465
Gulliver International Co., Ltd.	18,000	140,800
H2O Retailing Corp.	31,000	557,775
Happinet Corp.	11,300	130,284
Hikari Tsushin, Inc.	3,500	233,599
Izumi Co., Ltd.	8,600	340,613
Kohnan Shoji Co., Ltd.	29,700	331,269
Komeri Co., Ltd.	14,100	317,315
Rakuten, Inc.	31,960	558,356
Ryohin Keikaku Co., Ltd.	3,800	606,025
Sanrio Co., Ltd. (a)	6,200	166,076
United Arrows Ltd.	4,600	141,554
USS Co., Ltd.	25,700	452,520
Xebio Co., Ltd.	19,100	337,126

		9,515,316

Semiconductors & Semiconductor Equipment 0.5%
Advantest Corp.	18,100	213,388
Disco Corp.	3,000	273,201
Sanken Electric Co., Ltd.	18,000	137,649
SCREEN Holdings Co., Ltd.	39,000	264,756
Shinko Electric Industries Co., Ltd.	29,300	234,140
Sumco Corp.	25,200	380,222
Tokyo Seimitsu Co., Ltd.	7,000	150,880
Ulvac, Inc. *	10,800	183,890

		1,838,126

Software & Services 1.9%
Capcom Co., Ltd.	14,300	266,368
Dena Co., Ltd.	41,886	836,716
DTS Corp.	7,200	146,540
Fuji Soft, Inc.	7,900	160,615
Gree, Inc. (a)	43,500	280,857
Internet Initiative Japan, Inc.	5,200	87,923
IT Holdings Corp.	35,400	697,093
Itochu Techno-Solutions Corp.	17,100	389,435
NEC Networks & System Integration Corp.	12,200	261,432
NET One Systems Co., Ltd.	54,000	387,823
Nexon Co., Ltd.	17,561	223,992
Nihon Unisys Ltd.	24,100	228,708
Nomura Research Institute Ltd.	18,600	734,003
NS Solutions Corp.	5,000	167,758
NSD Co., Ltd.	8,820	127,882
Obic Co., Ltd.	6,500	271,899
Otsuka Corp.	13,100	603,372
SCSK Corp.	4,976	145,303
Square Enix Holdings Co., Ltd.	14,700	308,685
Transcosmos, Inc.	8,400	203,386
Trend Micro, Inc.	13,800	466,875
Yahoo Japan Corp.	123,700	505,344

		7,502,009

Technology Hardware & Equipment 2.6%
Alps Electric Co., Ltd.	33,300	827,186
Amano Corp.	20,000	257,263
Anritsu Corp.	24,900	178,533
Azbil Corp.	19,500	513,670
Canon Electronics, Inc.	8,700	174,522
Citizen Holdings Co., Ltd.	69,600	550,793
Daiwabo Holdings Co., Ltd.	139,000	231,725
Eizo Corp.	8,250	183,003
Hamamatsu Photonics K.K.	15,000	437,526
Hirose Electric Co., Ltd.	4,095	576,590
Hitachi High-Technologies Corp.	22,700	657,838
Hitachi Kokusai Electric, Inc.	8,000	110,806
Horiba Ltd.	8,600	322,941
Hosiden Corp.	87,700	513,065
Japan Aviation Electronics Industry Ltd.	10,000	240,218
Macnica Fuji Electronics Holdings, Inc. *	12,750	157,079
Melco Holdings, Inc.	7,800	160,918
Mitsumi Electric Co., Ltd.	64,100	480,092
Nichicon Corp.	19,400	178,973
Nippon Chemi-Con Corp. *	49,000	147,750
Oki Electric Industry Co., Ltd.	100,000	204,862
Riso Kagaku Corp.	7,800	129,107
Ryosan Co., Ltd.	19,000	452,484
Ryoyo Electro Corp.	16,600	192,594
Shimadzu Corp.	48,000	561,448
Siix Corp.	6,400	170,024
Taiyo Yuden Co., Ltd.	32,800	484,925
The Nippon Signal Co., Ltd.	15,700	150,344
Toshiba TEC Corp.	42,000	232,921
Wacom Co., Ltd. (a)	24,900	129,104
Yaskawa Electric Corp.	29,700	408,063
Yokogawa Electric Corp.	40,000	468,477

		10,484,844

Transportation 1.4%
Fukuyama Transporting Co., Ltd. (a)	53,000	300,318
Hitachi Transport System Ltd.	22,400	361,252
Japan Airport Terminal Co., Ltd.	4,600	258,957
Keikyu Corp.	55,000	437,206
Keio Corp.	85,000	656,507
Keisei Electric Railway Co., Ltd.	33,000	391,170
Kintetsu World Express, Inc.	7,500	345,470

See financial notes 43

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Konoike Transport Co., Ltd.	15,300	163,598
Mitsubishi Logistics Corp.	20,000	309,375
Mitsui-Soko Holdings Co., Ltd.	36,000	126,142
Nankai Electric Railway Co., Ltd.	81,000	387,218
Nippon Konpo Unyu Soko Co., Ltd.	18,100	318,944
Nishi-Nippon Railroad Co., Ltd.	87,000	381,503
Sankyu, Inc.	115,000	539,342
Senko Co., Ltd.	41,000	258,879
Sotetsu Holdings, Inc.	71,000	336,740
The Sumitomo Warehouse Co., Ltd.	34,000	191,832

		5,764,453

Utilities 0.1%
The Okinawa Electric Power Co., Inc.	9,500	360,929

		153,002,449

Luxembourg 0.5%

Banks 0.0%
Espirito Santo Financial Group S.A. *(b)(c)	69,773	—

Commercial & Professional Supplies 0.1%
Regus plc	89,311	341,107

Consumer Durables & Apparel 0.1%
Samsonite International S.A.	99,600	363,258

Household & Personal Products 0.1%
Oriflame Cosmetics S.A. SDR (a)	20,603	355,776

Materials 0.1%
Ternium S.A. ADR	21,760	461,312

Semiconductors & Semiconductor Equipment 0.0%
Magnachip Semiconductor Corp. *	14,628	80,162

Telecommunication Services 0.1%
Colt Group S.A. *	112,664	257,679

		1,859,294

Netherlands 1.9%

Capital Goods 0.5%
Aalberts Industries N.V.	15,193	471,024
AerCap Holdings N.V. *	8,758	408,823
Arcadis N.V.	9,727	307,899
Heijmans N.V. CVA *	8,207	109,703
Royal Imtech N.V. *(a)	67,126	360,808
Sensata Technologies Holding N.V. *	6,130	338,437
TKH Group N.V.	3,502	129,947

		2,126,641

Commercial & Professional Supplies 0.1%
USG People N.V.	33,438	454,089

Consumer Durables & Apparel 0.1%
TomTom N.V. *	24,501	217,441

Diversified Financials 0.0%
BinckBank N.V.	13,245	132,752

Energy 0.3%
Core Laboratories N.V.	2,086	273,850
Koninklijke Vopak N.V.	7,491	393,186
SBM Offshore N.V. *	47,854	617,980

		1,285,016

Food & Staples Retailing 0.2%
Sligro Food Group N.V.	8,675	335,032
X5 Retail Group N.V. GDR - Reg’d *	26,082	528,048

		863,080

Food, Beverage & Tobacco 0.2%
Corbion N.V.	23,867	545,082
Wessanen	19,267	164,170

		709,252

Materials 0.1%
Koninklijke Ten Cate N.V.	11,834	275,514

Real Estate 0.2%
Eurocommercial Properties N.V. CVA	4,660	212,938
Vastned Retail N.V.	3,629	177,209
Wereldhave N.V.	3,497	224,471

		614,618

Semiconductors & Semiconductor Equipment 0.2%
ASM International N.V.	7,658	371,811
NXP Semiconductors N.V. *	5,978	574,605

		946,416

Software & Services 0.0%
Yandex N.V., Class A *	6,670	128,331

		7,753,150

New Zealand 0.8%

Consumer Services 0.1%
SKYCITY Entertainment Group Ltd.	100,829	322,991

Energy 0.0%
Z Energy Ltd.	47,547	174,640

Health Care Equipment & Services 0.1%
Fisher & Paykel Healthcare Corp., Ltd.	41,490	205,476

Materials 0.1%
Nuplex Industries Ltd.	90,655	232,049

Media 0.1%
SKY Network Television Ltd.	62,436	299,088

Real Estate 0.0%
Kiwi Property Group Ltd.	140,914	139,060

Telecommunication Services 0.1%
Chorus Ltd. *	153,479	357,285

Transportation 0.1%
Air New Zealand Ltd.	125,467	257,839
Auckland International Airport Ltd.	64,212	225,333
Mainfreight Ltd.	11,113	130,470

		613,642

Utilities 0.2%
Contact Energy Ltd.	52,416	226,989
Infratil Ltd.	124,281	295,955

44 See financial notes

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Mighty River Power Ltd.	73,474	168,798

		691,742

		3,035,973

Norway 0.9%

Banks 0.1%
Sparebank 1 Nord Norge	24,309	142,696
SpareBank 1 SMN	22,135	197,726
SpareBank 1 SR Bank A.S.A.	26,344	195,378

		535,800

Capital Goods 0.0%
Vard Holdings Ltd. *	260,700	125,636

Commercial & Professional Supplies 0.0%
Tomra Systems A.S.A.	16,989	165,271

Energy 0.2%
Fred Olsen Energy A.S.A. (a)	24,537	220,491
Kvaerner A.S.A.	109,485	85,841
TGS Nopec Geophysical Co. A.S.A.	16,559	421,410

		727,742

Food, Beverage & Tobacco 0.1%
Austevoll Seafood A.S.A.	28,545	166,023
Leroy Seafood Group A.S.A.	3,991	132,407

		298,430

Insurance 0.2%
Gjensidige Forsikring A.S.A. (a)	26,849	467,082
Storebrand A.S.A. *	64,288	227,303

		694,385

Materials 0.0%
Borregaard A.S.A.	16,688	129,024

Media 0.1%
Schibsted A.S.A.	6,170	383,889

Semiconductors & Semiconductor Equipment 0.1%
REC Silicon A.S.A. *	1,298,163	362,485

Software & Services 0.1%
Atea A.S.A.	29,698	331,306

		3,753,968

Portugal 0.5%

Banks 0.0%
Banco BPI S.A. - Reg’d *(a)	65,624	107,268
Banco Espirito Santo S.A. - Reg’d *(b)(c)	320,558	—

		107,268

Capital Goods 0.0%
Mota-Engil, SGPS, S.A.	27,380	94,447

Food & Staples Retailing 0.3%
Jeronimo Martins, SGPS, S.A.	46,707	681,334
Sonae SGPS S.A.	292,223	406,316

		1,087,650

Materials 0.1%
Semapa-Sociedade de Investimento e Gestao	17,274	248,076

Media 0.1%
NOS SGPS S.A.	22,654	165,006

Utilities 0.0%
Redes Energeticas Nacionais SGPS, S.A.	43,580	136,428

		1,838,875

Republic of Korea 0.0%

Automobiles & Components 0.0%
Zyle Motor Sales Corp. *(b)(c)	2,480	3,655

Capital Goods 0.0%
Daewoo Industrial Development Co., Ltd. *(b)(c)	1,773	1,787

		5,442

Singapore 1.7%

Capital Goods 0.3%
Cosco Corp., (Singapore) Ltd. (a)	387,031	176,606
Sembcorp Marine Ltd. (a)	205,596	459,853
Singapore Technologies Engineering Ltd.	215,800	589,128
United Engineers Ltd.	70,000	140,190

		1,365,777

Consumer Services 0.1%
Genting Singapore plc	389,600	301,009

Diversified Financials 0.1%
Singapore Exchange Ltd.	58,000	372,814

Energy 0.0%
Sakari Resources Ltd. *(b)(c)	18,000	—

Food & Staples Retailing 0.0%
Olam International Ltd. (a)	78,104	119,123

Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	1,649,600	521,854

Real Estate 0.7%
Ascendas Real Estate Investment Trust	160,900	299,849
CapitaCommercial Trust	151,602	193,837
CapitaLand Ltd.	229,200	637,826
CapitaMall Trust	195,100	322,137
City Developments Ltd.	69,000	555,170
Global Logistic Properties Ltd.	94,000	194,960
Suntec Real Estate Investment Trust	149,100	199,045
UOL Group Ltd.	51,000	306,662

		2,709,486

Semiconductors & Semiconductor Equipment 0.0%
Kulicke & Soffa Industries, Inc. *	10,015	151,327

Telecommunication Services 0.1%
M1 Ltd.	48,000	128,960
StarHub Ltd.	69,000	220,333

		349,293

Transportation 0.3%
Neptune Orient Lines Ltd. *(a)	395,000	337,977
SATS Ltd.	134,749	324,856
Singapore Post Ltd.	152,000	219,157

See financial notes 45

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
SMRT Corp., Ltd.	138,200	175,872

		1,057,862

		6,948,545

Spain 2.0%

Banks 0.3%
Bankia S.A. *	308,866	431,334
Bankinter S.A.	70,450	532,798
Caja de Ahorros del Mediterraneo *(b)(c)	5,382	—
Liberbank S.A. *	160,960	139,030

		1,103,162

Capital Goods 0.5%
Abengoa S.A.	8,266	28,559
Abengoa S.A., B Shares	97,258	314,352
Construcciones y Auxiliar de Ferrocarriles S.A.	487	169,839
Duro Felguera S.A.	27,693	111,593
Gamesa Corp. Tecnologica S.A. *	46,159	617,256
Obrascon Huarte Lain S.A. (a)	11,351	263,300
Sacyr S.A. *	56,854	255,270
Zardoya Otis S.A.	27,116	349,586

		2,109,755

Commercial & Professional Supplies 0.1%
Prosegur Cia de Seguridad S.A. - Reg’d	45,841	264,253

Consumer Services 0.1%
Melia Hotels International S.A.	10,906	136,479
NH Hotel Group S.A. *	22,561	131,355

		267,834

Diversified Financials 0.1%
Bolsas y Mercados Espanoles, SHMSF, S.A.	8,357	373,866

Energy 0.1%
Tecnicas Reunidas S.A.	5,075	236,056

Food, Beverage & Tobacco 0.2%
Ebro Foods S.A.	22,188	430,406
Pescanova S.A. *(b)(c)	1,125	—
Viscofan S.A.	6,088	386,950

		817,356

Insurance 0.0%
Grupo Catalana Occidente S.A.	5,698	183,264

Materials 0.1%
Acerinox S.A.	28,775	419,889
Vidrala S.A.	2,984	139,400

		559,289

Media 0.3%
Atresmedia Corp de Medios de Comunicaion S.A.	9,952	160,747
Mediaset Espana Comunicacion S.A. *	31,598	428,300
Promotora de Informaciones S.A., Class A *	1,235,316	405,780

		994,827

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Almirall S.A. *	9,550	180,062
Grifols S.A.	5,730	243,133

		423,195

Software & Services 0.1%
Indra Sistemas S.A.	37,078	436,473

		7,769,330

Sweden 2.1%

Capital Goods 0.4%
B&B Tools AB, B Shares	7,823	126,341
Haldex AB	8,760	130,904
Indutrade AB	3,169	154,812
Lindab International AB	15,568	135,968
Nibe Industrier AB, B Shares	6,558	174,676
Peab AB	57,781	487,318
Saab AB, Class B	12,248	316,154

		1,526,173

Commercial & Professional Supplies 0.2%
AF AB, B Shares	8,306	112,955
Intrum Justitia AB	7,478	235,499
Loomis AB, Class B	11,180	358,312

		706,766

Consumer Durables & Apparel 0.1%
JM AB	12,136	361,071
Nobia AB	13,986	151,300

		512,371

Consumer Services 0.0%
Betsson AB *	4,299	179,980

Diversified Financials 0.2%
LE Lundbergfortagen AB, B Shares	5,016	235,598
Ratos AB, B Shares (a)	66,458	453,149

		688,747

Energy 0.1%
Lundin Petroleum AB *	15,870	256,884

Food & Staples Retailing 0.1%
Axfood AB	18,760	296,363

Food, Beverage & Tobacco 0.1%
AAK AB	3,040	192,328

Health Care Equipment & Services 0.1%
Elekta AB, B Shares (a)	33,277	311,472

Materials 0.2%
BillerudKorsnas AB	16,454	284,820
Hexpol AB	1,840	197,177
Holmen AB, B Shares	14,213	470,279

		952,276

Media 0.1%
Eniro AB *(a)	214,341	42,954
Modern Times Group MTG AB, B Shares	14,079	468,201

		511,155

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Meda AB, A Shares	31,298	525,349

Real Estate 0.2%
Castellum AB	16,310	254,310
Fabege AB	13,008	198,291

46 See financial notes

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Kungsleden AB	21,581	157,086

		609,687

Retailing 0.1%
Bilia AB, A Shares	7,600	269,844
Clas Ohlson AB, B Shares	8,097	138,944

		408,788

Technology Hardware & Equipment 0.1%
Hexagon AB, B Shares	14,411	533,786

Transportation 0.0%
SAS AB *(a)	96,227	185,951

		8,398,076

Switzerland 2.8%

Banks 0.1%
Banque Cantonale Vaudoise - Reg’d	316	186,105
Valiant Holding AG - Reg’d	2,249	202,855

		388,960

Capital Goods 0.6%
AFG Arbonia-Forster Holding AG - Reg’d *(a)	6,325	135,252
Belimo Holding AG - Reg’d	57	138,384
Bucher Industries AG - Reg’d	942	236,770
Daetwyler Holding AG	899	127,627
Georg Fischer AG - Reg’d	869	614,648
Implenia AG - Reg’d	3,063	209,727
Meyer Burger Technology AG *(a)	18,149	124,127
OC Oerlikon Corp. AG - Reg’d *	22,498	294,308
Rieter Holding AG - Reg’d *	688	113,329
Sulzer AG - Reg’d	4,640	517,769

		2,511,941

Commercial & Professional Supplies 0.2%
DKSH Holding Ltd. *	4,366	343,589
Gategroup Holding AG *	7,461	261,509
Kaba Holding AG - Reg’d, Series B *	411	269,931

		875,029

Consumer Durables & Apparel 0.1%
Forbo Holding AG - Reg’d *	169	204,678

Consumer Services 0.1%
Kuoni Reisen Holding AG - Reg’d, Series B *	1,239	417,006

Diversified Financials 0.3%
GAM Holding AG *	9,786	220,782
Julius Baer Group Ltd. *	12,094	633,009
Partners Group Holding AG	880	275,823

		1,129,614

Food, Beverage & Tobacco 0.1%
Barry Callebaut AG - Reg’d *	239	289,936
Emmi AG - Reg’d *	589	195,194

		485,130

Health Care Equipment & Services 0.2%
Sonova Holding AG - Reg’d	3,005	415,155
Straumann Holding AG - Reg’d	638	180,513

		595,668

Insurance 0.1%
Helvetia Holding AG - Reg’d	826	469,286

Materials 0.2%
EMS-Chemie Holding AG - Reg’d	676	283,711
Ferrexpo plc	102,542	122,773
Schmolz & Bickenbach AG - Reg’d *	205,542	198,046

		604,530

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Actelion Ltd. - Reg’d *	5,076	667,904
Galenica AG - Reg’d	549	512,598

		1,180,502

Real Estate 0.1%
Allreal Holding AG - Reg’d *	1,250	179,339
Swiss Prime Site AG - Reg’d *	2,518	220,771

		400,110

Retailing 0.1%
Dufry AG - Reg’d *	1,816	267,019
Valora Holding AG - Reg’d *	1,298	291,302

		558,321

Software & Services 0.0%
Temenos Group AG - Reg’d *	3,485	126,645

Technology Hardware & Equipment 0.1%
Kudelski S.A. - BR	8,127	121,863
Logitech International S.A. - Reg’d	28,130	422,297

		544,160

Transportation 0.2%
Flughafen Zuerich AG - Reg’d	383	298,275
Panalpina Welttransport Holding AG - Reg’d	2,934	409,149

		707,424

Utilities 0.0%
Alpiq Holding AG - Reg’d *	1,728	150,954

		11,349,958

United Kingdom 12.9%

Banks 0.0%
The Paragon Group of Cos. plc	19,357	126,598

Capital Goods 1.6%
Ashtead Group plc	32,960	565,184
Bodycote plc	30,711	323,437
Brammer plc	19,044	111,011
Chemring Group plc	78,024	256,373
Fenner plc	50,624	162,688
Galliford Try plc	15,364	353,528
HellermannTyton Group plc	26,214	138,402
Interserve plc	35,328	312,890
Keller Group plc	22,299	341,084
Kier Group plc	10,548	261,657
Lavendon Group plc	50,558	135,035
Melrose Industries plc	111,645	453,054
Morgan Advanced Materials plc	62,447	322,172
Morgan Sindall Group plc	22,047	264,984
QinetiQ Group plc	160,287	496,086

See financial notes 47

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Rotork plc	7,273	262,449
Senior plc	53,175	255,337
Speedy Hire plc	160,878	182,741
Spirax-Sarco Engineering plc	8,795	455,256
Ultra Electronics Holdings plc	9,904	263,377
Vesuvius plc	55,869	388,542

		6,305,287

Commercial & Professional Supplies 1.1%
Berendsen plc	33,107	526,320
Cape plc	46,681	189,887
De La Rue plc	45,171	379,605
HomeServe plc	49,063	286,705
Intertek Group plc	14,429	576,663
Mears Group plc	20,449	134,346
Michael Page International plc	57,423	467,818
Mitie Group plc	91,765	402,540
PayPoint plc	7,622	99,682
Rentokil Initial plc	236,431	486,273
RPS Group plc	52,126	170,428
Shanks Group plc	140,273	230,391
WS Atkins plc	13,658	280,237

		4,230,895

Consumer Durables & Apparel 0.6%
Bellway plc	15,566	473,241
Berkeley Group Holdings plc	10,686	411,439
Bovis Homes Group plc	11,235	159,968
Coats Group plc *	707,603	286,428
Crest Nicholson Holdings plc	23,107	158,647
Persimmon plc	24,697	641,241
The Vitec Group plc	12,253	122,606

		2,253,570

Consumer Services 0.9%
Betfair Group plc	6,821	243,060
Bwin.Party Digital Entertainment plc	75,656	96,804
Dignity plc	4,572	142,466
Enterprise Inns plc *	287,250	513,508
Greene King plc	41,485	527,435
J.D. Wetherspoon plc	18,536	215,964
Ladbrokes plc	310,873	486,530
Marston’s plc	159,329	387,463
Merlin Entertainments plc	19,810	132,361
Mitchells & Butlers plc *	50,736	324,026
Spirit Pub Co. plc	174,237	299,816
The Restaurant Group plc	22,866	237,634

		3,607,067

Diversified Financials 1.5%
Aberdeen Asset Management plc	54,517	395,874
Ashmore Group plc	51,517	243,536
Brewin Dolphin Holdings plc	25,688	133,406
Close Brothers Group plc	14,850	347,125
Hargreaves Lansdown plc	7,390	138,820
Henderson Group plc	101,407	432,704
IG Group Holdings plc	46,465	523,899
Intermediate Capital Group plc	55,038	444,522
International Personal Finance plc	39,693	301,871
Investec plc	62,207	594,008
Jupiter Fund Management plc	36,615	241,082
London Stock Exchange Group plc	15,452	601,475
Provident Financial plc	15,439	712,146
Schroders plc	10,590	525,246
Tullett Prebon plc	59,861	327,794

		5,963,508

Energy 0.2%
Afren plc *	873,335	44,239
EnQuest plc *	316,567	254,354
Hargreaves Services plc	14,285	93,984
Hunting plc	25,672	230,725
Premier Oil plc *	108,430	290,074

		913,376

Food & Staples Retailing 0.1%
Greggs plc	31,192	566,872

Food, Beverage & Tobacco 0.4%
Britvic plc	23,447	260,392
Cranswick plc	13,073	285,755
Dairy Crest Group plc	51,569	360,530
Devro plc	26,856	120,260
Greencore Group plc	39,362	213,601
Premier Foods plc *	601,457	424,477

		1,665,015

Health Care Equipment & Services 0.1%
Synergy Health plc	6,308	214,473

Household & Personal Products 0.1%
PZ Cussons plc	51,187	280,453

Insurance 0.8%
Admiral Group plc	28,112	670,349
Beazley plc	67,678	291,055
Hiscox Ltd.	42,851	539,896
Jardine Lloyd Thompson Group plc	14,625	238,174
Lancashire Holdings Ltd.	60,821	594,572
Phoenix Group Holdings	45,946	592,950
St. James’s Place plc	15,262	208,184

		3,135,180

Materials 1.0%
Acacia Mining plc	45,481	201,709
Alent plc	31,543	175,172
Croda International plc	12,232	530,828
DS Smith plc	123,914	662,562
Elementis Plc	52,563	244,605
Essentra plc	16,637	244,219
Evraz plc	291,495	846,534
Polyus Gold International Ltd.	38,951	112,392
Randgold Resources Ltd.	5,704	434,078
RPC Group plc	27,038	248,491
Synthomer plc	39,548	193,835
Victrex plc	6,868	207,871

		4,102,296

Media 0.3%
Daily Mail & General Trust plc	32,038	440,412
Trinity Mirror plc *	131,317	370,892
UBM plc	47,389	409,089

		1,220,393

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Genus plc	6,499	134,376

48 See financial notes

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Hikma Pharmaceuticals plc	5,629	176,031

		310,407

Real Estate 0.7%
Derwent London plc	3,800	200,015
Hammerson plc	61,109	626,095
Intu Properties plc	84,200	441,715
Mapeley Ltd. *(b)(c)	2,199	—
Savills plc	19,019	240,867
Segro plc	84,511	555,191
Shaftesbury plc	9,920	127,572
The British Land Co., plc	52,475	668,338

		2,859,793

Retailing 1.2%
Debenhams plc	522,380	717,596
Dixons Carphone plc	232,390	1,508,171
Dunelm Group plc	9,051	125,178
Halfords Group plc	54,988	382,956
Howden Joinery Group plc	33,578	239,036
John Menzies plc	24,819	148,589
Lookers plc	90,668	217,591
N Brown Group plc	30,331	159,232
Pendragon plc	731,025	412,380
Sports Direct International plc *	17,160	162,204
WH Smith plc	25,462	558,638

		4,631,571

Semiconductors & Semiconductor Equipment 0.1%
ARM Holdings plc	23,965	407,198
CSR plc	17,621	238,025

		645,223

Software & Services 0.3%
AVEVA Group plc	5,482	142,296
Fidessa Group plc	4,714	161,652
Micro Focus International plc	14,740	284,408
Moneysupermarket.com Group plc	43,524	186,502
Playtech plc	13,052	163,969
Telecity Group plc	9,431	127,926
Xchanging plc	66,891	125,105

		1,191,858

Technology Hardware & Equipment 0.7%
Domino Printing Sciences plc	16,274	228,572
Electrocomponents plc	123,482	456,226
Halma plc	31,831	346,667
Laird plc	46,027	253,119
Pace plc	51,303	325,270
Premier Farnell plc	85,786	250,315
Spectris plc	13,154	432,314
Spirent Communications plc	182,096	243,772
TT Electronics plc	69,485	142,657

		2,678,912

Telecommunication Services 0.2%
Jazztel plc *	9,425	136,081
KCOM Group plc	113,634	159,754
TalkTalk Telecom Group plc	90,035	503,323

		799,158

Transportation 0.9%
BBA Aviation plc	89,470	470,773
easyJet plc	21,933	606,462
Go-Ahead Group plc	7,872	297,239
National Express Group plc	146,728	646,188
Northgate plc	50,828	503,235
Royal Mail plc	66,959	478,391
Stagecoach Group plc	52,849	293,725
Stobart Group Ltd.	85,330	142,115
Stolt-Nielsen Ltd.	10,490	195,738

		3,633,866

		51,335,771

Total Common Stock
(Cost $347,261,417)		390,257,429

Preferred Stock 0.5% of net assets

Germany 0.3%

Automobiles & Components 0.1%
Porsche Automobil Holding SE	5,147	488,364

Capital Goods 0.0%
Jungheinrich AG	3,322	234,804

Health Care Equipment & Services 0.1%
Draegerwerk AG & Co. KGaA	2,557	296,731

Materials 0.1%
Fuchs Petrolub SE	8,620	363,103

		1,383,002

Italy 0.1%

Capital Goods 0.0%
Danieli S.p.A. - Officine Meccaniche Danieli & C. - RSP	6,431	119,725

Insurance 0.1%
Unipol Gruppo Finanziario S.p.A.	31,848	167,394

		287,119

Spain 0.0%

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Grifols S.A., Class B	4,716	153,078

Sweden 0.1%

Transportation 0.1%
SAS AB	4,466	267,424

Total Preferred Stock
(Cost $1,805,239)		2,090,623

Rights 0.0% of net assets

Australia 0.0%

Media 0.0%
Seven West Media Ltd. *(b)	164,043	1,947

See financial notes 49

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Canada 0.0%

Software & Services 0.0%
Constellation Software, Inc. *	626	187

Total Rights
(Cost $181)		2,134

Other Investment Companies 3.3% of net assets

United States 3.3%

Equity Fund 0.8%
iShares MSCI EAFE Small Cap ETF (a)	65,000	3,353,350

Securities Lending Collateral 2.5%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (d)	9,855,588	9,855,588

Total Other Investment Companies
(Cost $12,986,712)		13,208,938

Security	Face Amount	Value
Rate, Maturity Date	Local Currency	($)

Short-Term Investments 0.4% of net assets

Time Deposits 0.4%
Bank of Tokyo - Mitsubishi UFJ
Japanese Yen
0.01%, 05/01/15	6,282,624	52,618
Brown Brothers Harriman
Swiss Franc
(1.00)%, 05/04/15	86,326	92,530
Singapore Dollar
0.01%, 05/04/15	6,739	5,093
Australian Dollar
1.21%, 05/01/15	2,253	1,783
DNB
Swedish Krona
(0.36)%, 05/04/15	235,859	28,303
Euro
(0.19)%, 05/04/15	294,990	331,229
JPMorgan Chase Bank
US Dollar
0.03%, 05/01/15	791,565	791,565
Wells Fargo
Canadian Dollar
0.15%, 05/01/15	64,395	53,374

Total Short-Term Investments
(Cost $1,356,495)		1,356,495

End of Investments.

At 04/30/15, the tax basis cost of the fund’s investments was $367,861,318 and the unrealized appreciation and depreciation were $53,928,396 and ($14,874,096), respectively, with a net unrealized appreciation of $39,054,300.

At 04/30/15, the values of certain foreign securities held by the fund aggregating $332,679,865 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial 2(a) for additional information)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $9,265,659.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $5,442 or 0.0% of net assets.
(d)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
ETF —	Exchange Traded Fund
GDR —	Global Depositary Receipt
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt

50 See financial notes

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings as of April 30, 2015 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.csimfunds.com/schwabfunds_prospectus.

		Cost	Value
Holdings by Category		($)	($)

90.4%	Common Stock	343,323,329	365,074,762
9.3%	Preferred Stock	51,464,277	37,654,895
0.1%	Other Investment Company	511,000	511,000
0.0%	Corporate Bond	59,699	57,601
0.4%	Short-Term Investments	1,340,405	1,340,405

100.2%	Total Investments	396,698,710	404,638,663
(0.2%)	Other Assets and Liabilities, Net		(919,070)

100.0%	Net Assets		403,719,593

	Number	Value
Security	of Shares	($)

Common Stock 90.4% of net assets

Brazil 6.3%

Banks 1.1%
Banco Bradesco S.A.	154,019	1,535,613
Banco do Brasil S.A.	291,353	2,574,161
Itau Unibanco Holding S.A.	42,027	483,883

		4,593,657

Capital Goods 0.2%
Embraer S.A.	73,851	576,013

Diversified Financials 0.1%
BM&F Bovespa S.A. - Bolsa de Valores Mercadorias e Futuros	136,733	563,188

Energy 1.9%
Cosan Ltd., Class A	60,000	435,600
Petroleo Brasileiro S.A. *	1,216,058	5,751,449
Ultrapar Participacoes S.A.	62,714	1,443,299

		7,630,348

Food, Beverage & Tobacco 1.0%
Ambev S.A.	344,751	2,167,173
BRF S.A.	33,718	720,702
JBS S.A.	199,700	1,030,000

		3,917,875

Materials 1.3%
Companhia Siderurgica Nacional S.A.	406,696	1,089,310
Usinas Siderurgicas de Minas Gerais S.A.	58,439	325,658
Vale S.A.	529,979	3,984,143

		5,399,111

Software & Services 0.1%
Cielo S.A.	38,988	542,709

Telecommunication Services 0.1%
Oi S.A. *	62,874	117,903
Tim Participacoes S.A.	138,747	444,385

		562,288

Transportation 0.1%
CCR S.A.	53,100	292,557

Utilities 0.4%
Centrais Eletricas Brasileiras S.A.	195,416	473,468
Companhia de Saneamento Basico do Estado de Sao Paulo	73,645	435,082
CPFL Energia S.A.	73,932	487,572

		1,396,122

		25,473,868

Chile 0.9%

Banks 0.1%
Banco Santander Chile	8,501,544	457,706

Energy 0.2%
Empresas Copec S.A.	56,545	649,077

Food & Staples Retailing 0.1%
Cencosud S.A.	188,330	487,968

Transportation 0.1%
Latam Airlines Group S.A. *	38,200	365,568

Utilities 0.4%
Empresa Nacional de Electricidad S.A.	358,179	551,806
Enersis S.A.	2,882,312	1,006,842

		1,558,648

		3,518,967

China 19.5%

Automobiles & Components 0.2%
Dongfeng Motor Group Co., Ltd., Class H	426,000	707,738

Banks 7.7%
Agricultural Bank of China Ltd., Class H	2,815,600	1,585,126
Bank of China Ltd., Class H	10,520,234	7,208,496
Bank of Communications Co., Ltd., Class H	851,000	872,326
BOC Hong Kong (Holdings) Ltd.	251,500	975,498
China CITIC Bank Corp. Ltd., Class H	687,000	623,007
China Construction Bank Corp., Class H	10,081,000	9,785,974
China Merchants Bank Co., Ltd., Class H	388,850	1,167,188
China Minsheng Banking Corp., Ltd., Class H	420,000	613,269

See financial notes 51

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Industrial & Commercial Bank of China Ltd., Class H	9,504,172	8,244,496

		31,075,380

Capital Goods 1.0%
China Communications Construction Co., Ltd., Class H	916,000	1,666,070
China Railway Construction Corp., Ltd., Class H	458,000	914,502
China Railway Group Ltd., Class H	824,000	1,156,364
CITIC Ltd.	216,000	432,106

		4,169,042

Consumer Durables & Apparel 0.3%
Belle International Holdings Ltd.	520,000	667,405
Yue Yuen Industrial Holdings Ltd.	135,500	514,859

		1,182,264

Energy 4.7%
China Coal Energy Co., Ltd., Class H (c)	769,000	505,490
China Petroleum & Chemical Corp., Class H	7,621,400	7,192,817
China Shenhua Energy Co., Ltd., Class H	615,500	1,598,487
CNOOC Ltd.	2,502,000	4,266,440
PetroChina Co., Ltd., Class H	4,204,000	5,422,164

		18,985,398

Food & Staples Retailing 0.1%
China Resources Enterprise Ltd.	198,000	606,545

Food, Beverage & Tobacco 0.1%
China Mengniu Dairy Co., Ltd.	82,000	415,261

Insurance 0.9%
China Life Insurance Co., Ltd., Class H	379,000	1,839,394
China Pacific Insurance Group Co., Ltd., Class H	115,200	624,414
Ping An Insurance (Group) Co. of China Ltd., Class H	73,500	1,051,141

		3,514,949

Materials 0.3%
China National Building Material Co., Ltd., Class H	494,000	599,192
Jiangxi Copper Co., Ltd., Class H	291,000	600,534

		1,199,726

Real Estate 0.2%
China Overseas Land & Investment Ltd.	232,000	966,368

Retailing 0.2%
GOME Electrical Appliances Holding Ltd.	2,746,000	703,445

Software & Services 0.2%
Tencent Holdings Ltd.	34,400	709,977

Technology Hardware & Equipment 0.3%
Kingboard Chemical Holdings Ltd.	202,500	368,551
Lenovo Group Ltd.	400,000	687,828

		1,056,379

Telecommunication Services 3.1%
China Mobile Ltd.	662,100	9,456,963
China Telecom Corp., Ltd., Class H	2,360,000	1,748,307
China Unicom (Hong Kong) Ltd.	803,056	1,508,243

		12,713,513

Utilities 0.2%
Huaneng Power International, Inc., Class H	434,000	615,506

		78,621,491

Colombia 0.3%

Banks 0.1%
Bancolombia S.A.	17,344	183,488

Energy 0.2%
Ecopetrol S.A.	1,091,025	929,799

		1,113,287

Czech Republic 0.4%

Telecommunication Services 0.1%
O2 Czech Republic A/S	45,326	372,166

Utilities 0.3%
CEZ A/S	40,961	1,064,174

		1,436,340

Greece 0.4%

Consumer Services 0.2%
OPAP S.A.	91,619	819,667

Telecommunication Services 0.1%
Hellenic Telecommunications Organization S.A. *	54,401	494,501

Utilities 0.1%
Public Power Corp. S.A. *	59,421	399,690

		1,713,858

Hungary 0.7%

Banks 0.3%
OTP Bank plc	54,181	1,198,061

Energy 0.3%
MOL Hungarian Oil & Gas plc	18,711	1,040,839

Telecommunication Services 0.1%
Magyar Telekom Telecommunications plc *	314,079	470,110

		2,709,010

India 3.2%

Automobiles & Components 0.3%
Mahindra & Mahindra Ltd.	19,592	352,706
Tata Motors Ltd. (a)	593	2,901
Tata Motors Ltd.	84,756	679,461
Tata Motors Ltd., Class A	10,785	52,700

52 See financial notes

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Tata Motors Ltd., Interim Shares (b)	4,665	37,329

		1,125,097

Banks 0.5%
Housing Development Finance Corp., Ltd.	46,184	849,467
ICICI Bank Ltd.	146,135	763,460
State Bank of India	143,300	607,397

		2,220,324

Energy 1.2%
Indian Oil Corp., Ltd.	85,870	487,590
Oil & Natural Gas Corp., Ltd.	263,112	1,256,773
Reliance Industries Ltd.	229,869	3,117,645

		4,862,008

Food, Beverage & Tobacco 0.1%
ITC Ltd.	74,361	377,395

Materials 0.2%
Hindalco Industries Ltd.	208,664	421,206
Tata Steel Ltd.	77,056	436,247

		857,453

Software & Services 0.5%
Infosys Ltd.	53,611	1,636,460
Tata Consultancy Services Ltd.	15,182	588,899

		2,225,359

Telecommunication Services 0.2%
Bharti Airtel Ltd.	128,671	770,472

Utilities 0.2%
NTPC Ltd.	292,681	691,497

		13,129,605

Indonesia 0.9%

Automobiles & Components 0.3%
PT Astra International Tbk	1,989,100	1,046,727

Banks 0.3%
PT Bank Central Asia Tbk	439,500	455,062
PT Bank Mandiri (Persero) Tbk	499,900	411,188
PT Bank Rakyat Indonesia (Persero) Tbk	574,000	512,467

		1,378,717

Telecommunication Services 0.3%
PT Telekomunikasi Indonesia (Persero) Tbk	5,753,400	1,157,131

		3,582,575

Malaysia 2.0%

Banks 0.6%
CIMB Group Holdings Berhad	383,000	633,594
Malayan Banking Berhad	324,400	838,283
Public Bank Berhad	153,800	841,226

		2,313,103

Capital Goods 0.3%
Sime Darby Berhad	443,500	1,126,860

Consumer Services 0.1%
Genting Berhad	204,800	502,735

Food, Beverage & Tobacco 0.1%
IOI Corp. Berhad	298,000	363,139

Materials 0.1%
Petronas Chemicals Group Berhad	246,400	405,156

Telecommunication Services 0.5%
Axiata Group Berhad	430,900	814,271
DiGi.com Berhad	276,200	465,632
Maxis Berhad	244,700	475,857
Telekom Malaysia Berhad	222,500	462,013

		2,217,773

Utilities 0.3%
Tenaga Nasional Berhad	290,900	1,170,796

		8,099,562

Mexico 3.1%

Banks 0.3%
Grupo Financiero Banorte S.A.B. de C.V., Class O	102,400	583,884
Grupo Financiero Santander Mexico S.A.B. de C.V., Class B	214,700	437,461

		1,021,345

Capital Goods 0.1%
Alfa S.A.B. de C.V., Class A	261,900	531,755

Food & Staples Retailing 0.3%
Wal-Mart de Mexico S.A.B. de C.V.	502,737	1,187,537

Food, Beverage & Tobacco 0.5%
Coca-Cola Femsa S.A.B. de C.V., Series L	41,500	331,984
Fomento Economico Mexicano S.A.B. de C.V. *	138,150	1,252,373
Grupo Bimbo S.A.B. de C.V., Series A *	169,900	456,256

		2,040,613

Materials 0.6%
Cemex S.A.B. de C.V., Series CPO *	1,651,795	1,593,441
Grupo Mexico S.A.B. de C.V., Series B	333,997	1,031,032

		2,624,473

Media 0.3%
Grupo Televisa S.A.B., Series CPO *	164,217	1,195,181

Telecommunication Services 1.0%
America Movil S.A.B. de C.V., Series L	3,939,200	4,136,391

		12,737,295

Peru 0.1%

Banks 0.1%
Credicorp Ltd.	3,282	500,669

See financial notes 53

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Philippines 0.2%

Telecommunication Services 0.2%
Philippine Long Distance Telephone Co.	11,230	704,662

Poland 2.2%

Banks 0.3%
Bank Pekao S.A.	8,137	422,951
Powszechna Kasa Oszczednosci Bank Polski S.A.	84,908	849,117

		1,272,068

Energy 0.7%
Polski Koncern Naftowy Orlen S.A.	154,527	2,934,710

Insurance 0.2%
Powszechny Zaklad Ubezpieczen S.A.	5,960	777,332

Materials 0.4%
KGHM Polska Miedz S.A.	49,457	1,734,086

Telecommunication Services 0.2%
Orange Polska S.A.	320,708	908,437

Utilities 0.4%
PGE S.A.	143,647	826,566
Tauron Polska Energia S.A.	400,460	535,609

		1,362,175

		8,988,808

Republic of Korea 17.3%

Automobiles & Components 1.8%
Hyundai Mobis Co., Ltd.	7,853	1,726,702
Hyundai Motor Co.	22,069	3,463,533
Kia Motors Corp.	43,706	2,014,050

		7,204,285

Banks 1.2%
Hana Financial Group, Inc.	30,439	895,998
KB Financial Group, Inc.	32,421	1,236,352
Shinhan Financial Group Co., Ltd.	51,181	2,118,287
Woori Bank	45,902	458,546

		4,709,183

Capital Goods 2.6%
Daelim Industrial Co., Ltd.	6,633	510,827
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	24,101	405,124
Doosan Heavy Industries & Construction Co., Ltd.	17,666	501,219
Hyundai Engineering & Construction Co., Ltd.	11,044	531,341
Hyundai Heavy Industries Co., Ltd. *	14,908	1,936,984
LG Corp.	33,861	2,101,049
Samsung C&T Corp.	19,304	1,025,174
Samsung Heavy Industries Co., Ltd.	30,490	513,563
SK Holdings Co., Ltd.	14,874	2,561,130
SK Networks Co., Ltd.	70,953	524,430

		10,610,841

Consumer Durables & Apparel 0.6%
LG Electronics, Inc.	40,783	2,293,344

Energy 1.5%
GS Holdings Corp.	26,884	1,254,090
S-Oil Corp.	17,252	1,175,451
SK Innovation Co., Ltd. *	32,801	3,590,230

		6,019,771

Food & Staples Retailing 0.2%
E-Mart Co., Ltd.	3,161	651,214

Food, Beverage & Tobacco 0.3%
KT&G Corp.	12,165	1,079,190

Insurance 0.3%
Samsung Fire & Marine Insurance Co., Ltd.	2,832	746,306
Samsung Life Insurance Co., Ltd.	6,321	618,271

		1,364,577

Materials 2.3%
Hanwha Corp.	23,845	936,374
Hyosung Corp.	5,565	615,535
Hyundai Steel Co.	10,061	735,376
LG Chem Ltd.	7,572	1,912,750
Lotte Chemical Corp.	3,335	773,700
OCI Co., Ltd.	3,665	337,791
POSCO	17,742	4,179,369

		9,490,895

Retailing 0.1%
Lotte Shopping Co., Ltd.	2,012	485,230

Semiconductors & Semiconductor Equipment 0.3%
SK Hynix, Inc.	30,987	1,325,780

Software & Services 0.4%
NAVER Corp.	623	376,715
SK C&C Co., Ltd.	5,209	1,232,804

		1,609,519

Technology Hardware & Equipment 4.7%
LG Display Co., Ltd.	56,253	1,557,819
Samsung Electro-Mechanics Co., Ltd.	9,371	588,085
Samsung Electronics Co., Ltd.	12,386	16,248,620
Samsung SDI Co., Ltd.	4,840	538,845

		18,933,369

Telecommunication Services 0.5%
KT Corp. *	48,826	1,443,294
LG Uplus Corp.	49,955	499,756

		1,943,050

Utilities 0.5%
Korea Electric Power Corp.	38,598	1,678,393
Korea Gas Corp.	7,961	343,361

		2,021,754

		69,742,002

Russia 11.8%

Banks 0.4%
Sberbank of Russia ADR	214,003	1,270,165

54 See financial notes

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
VTB Bank OJSC *	180,000,000	228,960

		1,499,125

Energy 9.3%
Bashneft OAO *	10,000	416,812
Gazprom OAO	2,924,000	8,713,532
Gazprom OAO ADR	1,420,000	8,319,706
LUKOIL OAO *	92,799	4,766,240
LUKOIL OAO ADR	127,000	6,496,749
NovaTek OAO *	97,090	931,129
Rosneft Oil Co. GDR - Reg’d	213,200	1,051,974
Surgutneftegas ADR	712,500	5,160,495
Tatneft ADR	52,100	1,787,141

		37,643,778

Food & Staples Retailing 0.2%
Magnit PJSC *	3,200	700,757

Materials 0.9%
MMC Norilsk Nickel OJSC ADR	112,700	2,122,991
Severstal PAO GDR - Reg’d	76,510	848,151
Uralkali PJSC GDR - Reg’d	43,732	643,205

		3,614,347

Telecommunication Services 0.7%
Mobile TeleSystems ADR	144,851	1,749,800
Rostelecom *	250,000	384,634
Sistema JSFC *	2,338,800	724,661

		2,859,095

Transportation 0.2%
Aeroflot Russian Airlines *	730,000	540,662
Globaltrans Investment plc GDR - Reg’d *	73,500	363,825

		904,487

Utilities 0.1%
Federal Hydrogenerating Co., ADR *	24,000,001	278,856

		47,500,445

South Africa 6.6%

Banks 0.8%
Barclays Africa Group Ltd.	32,927	527,427
Nedbank Group Ltd.	27,746	599,296
Standard Bank Group Ltd.	142,522	2,089,078

		3,215,801

Capital Goods 0.6%
Aveng Ltd. *	449,398	403,368
Barloworld Ltd.	67,710	540,156
The Bidvest Group Ltd.	53,292	1,444,429

		2,387,953

Consumer Durables & Apparel 0.2%
Steinhoff International Holdings Ltd.	114,444	726,179

Diversified Financials 0.4%
African Bank Investments Ltd. *(a)(b)	319,000	—
FirstRand Ltd.	219,251	1,047,382
Remgro Ltd.	18,696	415,270

		1,462,652

Energy 1.1%
Sasol Ltd.	113,822	4,582,869

Food & Staples Retailing 0.2%
Shoprite Holdings Ltd.	46,145	660,239

Food, Beverage & Tobacco 0.1%
Tiger Brands Ltd.	20,514	533,922

Insurance 0.2%
Sanlam Ltd.	120,344	778,339

Materials 1.1%
AngloGold Ashanti Ltd. *	87,464	993,279
Gold Fields Ltd.	302,124	1,394,881
Impala Platinum Holdings Ltd. *	165,373	920,382
Kumba Iron Ore Ltd.	35,075	473,086
Sappi Ltd. *	118,605	486,534

		4,268,162

Media 0.2%
Naspers Ltd., N Shares	6,610	1,037,015

Retailing 0.3%
Imperial Holdings Ltd.	45,034	754,154
Woolworths Holdings Ltd.	73,444	552,501

		1,306,655

Telecommunication Services 1.4%
MTN Group Ltd.	216,190	4,340,860
Telkom SA SOC Ltd. *	117,319	806,479
Vodacom Group Ltd.	44,801	558,555

		5,705,894

		26,665,680

Taiwan 11.8%

Banks 0.4%
CTBC Financial Holding Co., Ltd.	863,076	671,795
Mega Financial Holding Co., Ltd.	652,404	580,288
Taishin Financial Holding Co., Ltd.	1,010,122	462,414

		1,714,497

Capital Goods 0.3%
Far Eastern New Century Corp.	679,879	746,786
Walsin Lihwa Corp. *	1,472,000	434,288

		1,181,074

Consumer Durables & Apparel 0.2%
Pou Chen Corp.	443,267	621,174

Diversified Financials 0.2%
Fubon Financial Holding Co., Ltd.	441,674	949,844

Energy 0.2%
Formosa Petrochemical Corp.	289,330	745,910

Food, Beverage & Tobacco 0.2%
Uni-President Enterprises Corp.	451,229	738,461

Insurance 0.1%
Cathay Financial Holding Co., Ltd.	288,599	504,190

Materials 1.7%
China Steel Corp.	1,794,198	1,507,050
Formosa Chemicals & Fibre Corp.	650,442	1,657,431
Formosa Plastics Corp.	606,732	1,559,662

See financial notes 55

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Nan Ya Plastics Corp.	596,811	1,466,841
Taiwan Cement Corp.	418,299	594,054

		6,785,038

Semiconductors & Semiconductor Equipment 2.7%
Advanced Semiconductor Engineering, Inc.	563,094	798,537
MediaTek, Inc.	78,138	1,004,401
Siliconware Precision Industries Co., Ltd.	379,270	623,067
Taiwan Semiconductor Manufacturing Co., Ltd.	1,520,689	7,321,010
United Microelectronics Corp.	2,305,965	1,104,830

		10,851,845

Technology Hardware & Equipment 5.1%
Acer, Inc. *	1,609,496	1,052,467
Asustek Computer, Inc.	154,041	1,631,965
AU Optronics Corp.	2,856,800	1,433,675
Compal Electronics, Inc.	2,165,305	1,971,344
Delta Electronics, Inc.	133,025	800,473
Foxconn Technology Co., Ltd.	155,650	443,609
Hon Hai Precision Industry Co., Ltd.	1,900,416	5,694,495
HTC Corp. *	401,473	1,652,959
Innolux Corp.	1,772,357	914,247
Inventec Corp.	742,639	524,081
Lite-On Technology Corp.	557,855	704,840
Pegatron Corp.	322,264	954,691
Quanta Computer, Inc.	430,500	1,080,088
Synnex Technology International Corp.	305,000	432,156
Wistron Corp.	1,046,231	890,044
WPG Holdings Ltd.	414,000	517,948

		20,699,082

Telecommunication Services 0.7%
Chunghwa Telecom Co., Ltd.	597,906	1,929,615
Far EasTone Telecommunications Co., Ltd.	211,622	504,560
Taiwan Mobile Co., Ltd.	159,600	562,279

		2,996,454

		47,787,569

Thailand 1.3%

Banks 0.1%
The Siam Commercial Bank PCL	71,500	344,866

Energy 0.9%
PTT Exploration & Production PCL	144,000	511,088
PTT PCL	225,187	2,431,869
Thai Oil PCL	422,800	750,305

		3,693,262

Materials 0.2%
PTT Global Chemical PCL	366,600	708,956

Telecommunication Services 0.1%
Advanced Info Service PCL - Reg’d	87,075	633,945

		5,381,029

Turkey 1.4%

Banks 0.6%
Akbank T.A.S.	178,413	519,813
Turkiye Garanti Bankasi A/S	233,591	743,229
Turkiye Halk Bankasi A/S	82,207	416,446
Turkiye Is Bankasi, Class C	214,888	483,192
Turkiye Vakiflar Bankasi T.A.O., Class D	212,134	376,372

		2,539,052

Capital Goods 0.2%
KOC Holding A/S	170,250	805,220

Diversified Financials 0.1%
Haci Omer Sabanci Holding A/S	124,138	453,811

Energy 0.2%
Tupras-Turkiye Petrol Rafinerileri A/S *	37,606	913,435

Telecommunication Services 0.3%
Turk Telekomunikasyon A/S	141,963	392,383
Turkcell Iletisim Hizmetleri A/S	126,700	564,139

		956,522

		5,668,040

Total Common Stock
(Cost $343,323,329)		365,074,762

Preferred Stock 9.3% of net assets

Brazil 7.1%

Banks 2.2%
Banco Bradesco S.A.	306,320	3,269,641
Itau Unibanco Holding S.A.	387,780	4,958,981
Itausa - Investimentos Itau S.A.	183,656	646,738

		8,875,360

Energy 1.9%
Petroleo Brasileiro S.A. *	1,806,860	7,826,058

Food & Staples Retailing 0.2%
Compania Brasileira de Distribuicao Grupo Pao de Acucar	17,638	597,115

Materials 1.8%
Bradespar S.A.	68,208	272,791
Gerdau S.A.	391,890	1,307,189
Metalurgica Gerdau S.A.	269,430	879,932
Usinas Siderurgicas de Minas Gerais S.A., Class A	176,978	350,673
Vale S.A.	736,402	4,436,083

		7,246,668

Telecommunication Services 0.3%
Oi S.A. *	145,667	273,161
Telefonica Brasil S.A.	62,572	1,038,384

		1,311,545

Utilities 0.7%
Centrais Eletricas Brasileiras S.A., Class B	234,620	689,154

56 See financial notes

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Companhia Energetica de Minas Gerais	269,890	1,303,341
Companhia Paranaense de Energia-Copel	34,544	388,784
Eletropaulo Metropolitana S.A.	160,993	579,755

		2,961,034

		28,817,780

Colombia 0.1%

Banks 0.1%
Bancolombia S.A.	43,027	470,732

Republic of Korea 0.9%

Automobiles & Components 0.3%
Hyundai Motor Co., Ltd.	3,335	368,638
Hyundai Motor Co., Ltd. 2nd	5,260	596,429

		965,067

Consumer Durables & Apparel 0.1%
LG Electronics, Inc.	6,657	180,853

Materials 0.0%
LG Chem Ltd.	878	149,822

Technology Hardware & Equipment 0.5%
Samsung Electronics Co., Ltd.	2,107	2,137,955

		3,433,697

Russia 1.2%

Energy 1.2%
AK Transneft OAO *	1,646	3,876,775
Surgutneftegas *	1,400,000	1,055,911

		4,932,686

Total Preferred Stock
(Cost $51,464,277)		37,654,895

Other Investment Company 0.1% of net assets

United States 0.1%

Securities Lending Collateral 0.1%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (d)	511,000	511,000

Total Other Investment Company
(Cost $511,000)		511,000

Security	Face Amount	Value
Rate, Maturity Date	Local Currency	($)

Corporate Bond 0.0% of net assets

India 0.0%

Utilities 0.0%
NTPC Ltd.
8.49%, 03/25/25 (a)	3,658,512	57,601

Total Corporate Bond
(Cost $59,699)		57,601

Short-Term Investments 0.4% of net assets

Time Deposits 0.4%
Brown Brothers Harriman
South African Rand
4.76%, 05/04/15	15,162	1,274
DNB
Euro
(0.19)%, 05/04/15	43,057	48,347
JPMorgan Chase Bank
US Dollar
0.03%, 05/01/15	1,290,784	1,290,784

Total Short-Term Investments
(Cost $1,340,405)		1,340,405

End of Investments.

At 04/30/15, the tax basis cost of the fund’s investments was $411,620,368 and the unrealized appreciation and depreciation were $44,009,653 and ($50,991,358), respectively, with a net unrealized depreciation of ($6,981,705).

At 04/30/15, the values of certain foreign securities held by the fund aggregating $294,566,847 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2(a) for additional information)

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $37,329 or 0.0% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $479,855.
(d)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
Reg’d —	Registered

See financial notes 57

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at 04/30/15:

		Contract	Unrealized
	Number of	Value	Appreciation
	Contracts	($)	($)

Futures Contracts

MSCI Emerging Markets, mini, Long, expires 06/19/15	10	519,350	689

58 See financial notes

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	There have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 12: Exhibits.
(a)	(1) Code of ethics – not applicable to this semi-annual report.
(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Capital Trust

By:	/s/ Marie Chandoha Marie Chandoha Chief Executive Officer
Date: 6/11/15
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer
Date: 6/11/15

By:	/s/ George Pereira George Pereira
Principal Financial Officer
Date: 6/11/15